UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott Eston, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/29/08

Date of reporting period:	08/31/07

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended August 31, 2007 are filed herewith.

GMO Developed World Stock Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.7%
Short-Term Investments	3.4
Preferred Stocks	0.4
Futures	(0.1)
Forward Currency Contracts	(0.2)
Other	0.8
100.0%
Country Summary	% of Equity Investments
United States	47.5%
United Kingdom	12.9
Japan	9.9
France	7.2
Germany	6.0
Netherlands	3.1
Singapore	2.9
Italy	2.4
Switzerland	2.0
Hong Kong	1.6
Belgium	1.3
Sweden	0.7
Canada	0.7
Finland	0.6
Norway	0.5
Ireland	0.2
Austria	0.2
Australia	0.2
Spain	0.1
100.0%

1

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	23.3%
Energy	13.9
Consumer Discretionary	12.6
Health Care	12.3
Industrials	10.6
Information Technology	8.0
Materials	5.6
Consumer Staples	5.5
Utilities	4.3
Telecommunication Services	3.9
100.0%

2

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.7%
	Australia — 0.2%
172,555	Qantas Airways Ltd	788,389
	Austria — 0.2%
1,442	Boehler Uddeholm (Bearer)	143,303
8,780	Voestalpine AG	718,233
	Total Austria	861,536
	Belgium — 1.2%
21,703	Belgacom SA	952,212
50,537	Dexia	1,393,665
55,025	Fortis	2,018,134
12,693	Inbev NV	1,042,268
13,919	UCB SA	784,192
	Total Belgium	6,190,471
	Canada — 0.6%
21,064	BCE Inc	805,658
15,100	Canadian Natural Resources	1,032,262
12,300	EnCana Corp	720,878
7,100	Potash Corp of Saskatchewan Inc	629,184
	Total Canada	3,187,982
	Finland — 0.6%
7,000	Metso Oyj	449,752
67,829	Nokia Oyj	2,234,529
7,904	Rautaruukki Oyj	432,183
	Total Finland	3,116,464
	France — 6.9%
21,740	Air France	899,758
3,492	Alstom	628,067
36,910	Arcelor Mittal	2,420,797

See accompanying notes to the financial statements.

3

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	France — continued
45,998	BNP Paribas	4,828,602
7,306	Bouygues	573,071
11,609	Casino Guichard-Perrachon SA	1,182,312
20,039	Cie de Saint-Gobain	2,170,171
13,591	Credit Agricole SA	510,516
13,104	Electricite de France	1,320,367
6,568	Groupe Danone	498,715
8,586	Lafarge SA	1,329,303
11,584	Michelin SA Class B	1,453,958
21,001	Peugeot SA	1,781,493
13,562	Renault SA	1,821,907
30,512	Sanofi-Aventis	2,499,011
10,165	Societe Generale	1,632,260
116,206	Total SA	8,714,726
7,124	Vinci SA	505,107
	Total France	34,770,141
	Germany — 5.4%
9,387	Allianz SE (Registered)	2,016,579
20,643	Altana AG	472,254
10,953	BASF AG	1,450,951
9,513	Bayer AG	753,427
16,907	Bayerische Motoren Werke AG	1,033,053
12,947	Beiresdorf AG (Bearer)	871,796
24,069	Commerzbank AG	989,542
6,280	DaimlerChrysler AG (Registered)	559,490
55,731	Depfa Bank Plc	1,056,800
8,810	Deutsche Boerse AG	974,876
21,906	Deutsche Lufthansa AG (Registered)	639,228
46,158	Deutsche Post AG (Registered)	1,340,669
4,305	E. On AG	723,463
9,990	Hannover Rueckversicherungs AG (Registered)	464,063
11,158	MAN AG	1,602,056
9,441	Muenchener Rueckversicherungs AG (Registered)	1,634,633

See accompanying notes to the financial statements.

4

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
5,812	Salzgitter AG	1,151,037
17,156	Siemens AG (Registered)	2,157,074
36,515	Suedzucker AG	701,002
55,629	ThyssenKrupp AG	3,256,384
15,712	Volkswagen AG	3,253,553
	Total Germany	27,101,930
	Hong Kong — 1.6%
156,200	Bank of East Asia Ltd	870,609
295,000	BOC Hong Kong Holdings Ltd	709,083
211,000	CLP Holdings Ltd	1,453,013
45,300	Esprit Holdings Ltd	658,051
151,000	Foxconn International Holdings *	394,645
101,000	Hang Seng Bank Ltd	1,584,718
180,500	Hong Kong Electric Holdings Ltd	904,994
71,000	Hong Kong Exchanges and Clearing Ltd	1,310,244
	Total Hong Kong	7,885,357
	Ireland — 0.2%
47,086	Bank of Ireland	865,063
	Italy — 2.3%
107,704	Enel SPA	1,112,899
255,119	ENI SPA	8,812,223
61,852	Fiat SPA	1,649,517
	Total Italy	11,574,639
	Japan — 9.5%
19,950	Canon Inc	1,138,736
94,000	Cosmo Oil Co Ltd	424,628
29,950	Daiei Inc *	225,807
103,000	Daikyo Inc	369,880
8,700	Eisai Co Ltd	362,386
139,000	Fuji Heavy Industries Ltd	582,636
89,100	Honda Motor Co Ltd	2,928,535

See accompanying notes to the financial statements.

5

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
256,000	Isuzu Motors Ltd	1,388,423
169,000	Itochu Corp	1,825,014
14,400	JFE Holdings Inc	937,621
54,200	Kansai Electric Power Co Inc	1,266,268
71,000	Kawasaki Kisen Kaisha Ltd	913,282
13,400	Kyushu Electric Power Co Inc	357,590
225,000	Marubeni Corp	1,829,770
97,700	Mitsubishi Corp	2,742,284
31,000	Mitsubishi Estate Co Ltd	828,765
115,000	Mitsui & Co	2,390,528
43,000	Mitsui Chemicals Inc	389,233
29,000	Mitsui Fudosan Co Ltd	758,674
51,000	Mitsui OSK Lines Ltd	749,174
5,500	Nintendo Co Ltd	2,531,494
167,000	Nippon Oil Corp	1,405,130
206,000	Nippon Steel Corp	1,439,496
219,600	Nissan Motor Co	2,097,811
449	NTT Docomo Inc	684,449
243,000	Osaka Gas Co Ltd	902,537
33,000	Ricoh Company Ltd	726,361
45,800	Seven & I Holdings Co Ltd	1,221,192
197,800	Sojitz Corp	823,084
17,000	SUMCO Corp	908,377
142,000	Sumitomo Corp	2,449,549
92,000	Sumitomo Metal Industries Ltd	464,021
14,000	Sumitomo Realty & Development Co Ltd	457,855
130,000	Taisei Corp	415,554
32,000	Taisho Pharmaceutical Co Ltd	626,174
51,700	Takeda Pharmaceutical Co Ltd	3,537,243
19,100	Tokyo Electric Power Co Inc	500,943
217,000	Tokyo Gas Co Ltd	1,078,149
80,000	TonenGeneral Sekiyu KK	792,426
25,400	Toyota Motor Corp	1,470,887
28,000	Toyota Tsusho Kaisha	693,510
	Total Japan	47,635,476

See accompanying notes to the financial statements.

6

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 3.0%
87,223	ABN Amro Holdings NV	4,053,707
96,546	Aegon NV	1,761,260
35,838	Heineken NV	2,271,848
141,135	ING Groep NV	5,680,202
10,561	Koninklijke DSM	540,115
58,523	Koninklijke KPN NV	913,800
	Total Netherlands	15,220,932
	Norway — 0.5%
89,700	Statoil ASA	2,580,815
	Singapore — 2.8%
309,000	Capitaland Ltd	1,500,374
105,000	City Developments Ltd	1,029,177
92,000	DBS Group Holdings Ltd	1,209,118
84,000	Keppel Corp Ltd	705,074
183,000	Oversea-Chinese Banking Corp	1,028,754
269,000	Sembcorp Industrie	995,566
132,000	Singapore Airlines Ltd	1,647,898
121,000	Singapore Exchange Ltd	775,199
355,000	Singapore Technologies Engineering Ltd	857,650
1,383,600	Singapore Telecommunications	3,309,076
83,000	United Overseas Bank Ltd	1,134,263
	Total Singapore	14,192,149
	Spain — 0.1%
16,322	Repsol YPF SA	588,153
	Sweden — 0.7%
18,900	Electrolux AB Series B	425,199
9,525	Hennes & Mauritz AB Class B	538,499
30,100	Sandvik AB	615,160
44,100	Svenska Cellulosa AB (SCA)	766,851
58,100	Volvo AB Class B	1,007,589
	Total Sweden	3,353,298

See accompanying notes to the financial statements.

7

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 1.9%
79,693	ABB Ltd	1,967,881
16,268	Credit Suisse Group	1,067,639
61,324	Novartis AG (Registered)	3,232,691
11,155	Zurich Financial Services AG	3,203,720
	Total Switzerland	9,471,931
	United Kingdom — 12.4%
53,170	AstraZeneca Plc	2,620,398
99,805	Aviva Plc	1,429,732
178,534	Barclays Plc	2,213,054
39,006	Barratt Developments Plc	732,500
51,556	BG Group Plc	825,049
94,125	BP Plc	1,057,774
276,501	BT Group Plc	1,763,357
292,678	Centrica Plc	2,281,078
195,072	DSG International Plc	612,075
49,445	GKN Plc	368,158
163,137	GlaxoSmithKline Plc	4,257,309
159,166	HBOS Plc	2,829,313
87,074	HSBC Holdings Plc	1,574,449
6,931	Imperial Tobacco Group Plc	313,638
117,991	J Sainsbury Plc	1,320,889
79,468	Kesa Electricals Plc	497,506
115,877	Kingfisher Plc	488,488
195,566	Lloyds TSB Group Plc	2,152,577
23,529	Man Group Plc	235,152
56,622	Marks & Spencer Group Plc	715,718
27,390	Next Plc	1,070,571
471,875	Old Mutual Plc	1,523,886
35,040	Persimmon Plc	820,494
16,915	Reckitt Benckiser Plc	922,349
36,349	Rio Tinto Plc	2,510,789
775,776	Royal Bank of Scotland Group	9,014,714
70,901	Royal Dutch Shell Group Class A (Amsterdam)	2,746,324

See accompanying notes to the financial statements.

8

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
131,659	Royal Dutch Shell Plc A Shares (London)	5,115,870
21,205	Scottish & Newcastle Plc	265,343
41,181	Scottish & Southern Energy Plc	1,180,023
140,677	Taylor Woodrow Plc	988,826
119,484	Tomkins Plc	576,424
30,584	Unilever Plc	966,519
49,116	United Utilities Plc	686,417
944,862	Vodafone Group Inc	3,053,459
23,952	Wolseley Plc	503,341
36,387	Xstrata Plc	2,140,858
	Total United Kingdom	62,374,421
	United States — 45.6%
14,900	Abbott Laboratories	773,459
13,500	Abercrombie & Fitch Co.-Class A	1,062,450
14,900	Accenture Ltd.	614,029
14,500	Adobe Systems, Inc. *	619,875
5,000	Allegheny Technologies, Inc.	496,950
39,600	Allied Waste Industries, Inc. *	505,692
27,800	Allstate Corp. (The)	1,522,050
63,100	Altria Group, Inc.	4,379,771
17,000	AMBAC Financial Group, Inc.	1,067,940
23,600	American Electric Power Co., Inc.	1,049,728
16,250	American Financial Group, Inc.	458,250
33,700	American International Group, Inc.	2,224,200
11,200	American Standard Cos., Inc.	412,496
22,400	AmerisourceBergen Corp.	1,071,840
50,700	Amgen, Inc. *	2,540,577
9,400	Amphenol Corp.-Class A	339,434
21,200	Apache Corp.	1,640,456
12,600	Apollo Group, Inc.-Class A *	739,242
18,500	Apple, Inc. *	2,561,880
7,600	Ashland, Inc.	454,404
141,254	AT&T, Inc.	5,631,796

See accompanying notes to the financial statements.

9

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
10,800	Automatic Data Processing, Inc.	493,992
21,300	AutoNation, Inc. *	404,274
15,600	Avon Products, Inc.	535,860
67,983	Bank of America Corp.	3,445,378
3,700	Bear Stearns Cos. (The), Inc.	402,042
35,400	Bed Bath & Beyond, Inc. *	1,226,256
129,500	Boston Scientific Corp. *	1,661,485
38,200	Capital One Financial Corp.	2,470,012
17,100	CDW Corp. *	1,471,797
36,400	Centerpoint Energy, Inc.	590,408
21,000	Centex Corp.	607,110
37,300	Chesapeake Energy Corp.	1,203,298
113,105	Chevron Corp.	9,926,095
22,000	Chubb Corp.	1,124,860
24,900	Cigna Corp.	1,286,832
83,300	Cisco Systems, Inc. *	2,658,936
42,600	Citigroup, Inc.	1,997,088
11,600	CNA Financial Corp.	486,736
9,200	Cognizant Technologies Solutions Corp.-Class A *	676,292
23,750	Comcast Corp.-Class A *	619,637
45,000	Comcast Corp.-Special Class A *	1,163,700
23,700	Computer Sciences Corp. *	1,326,015
34,900	Compuware Corp. *	283,039
145,953	ConocoPhillips	11,952,091
22,000	Convergys Corp. *	368,500
67,100	Countrywide Financial Corp.	1,331,935
12,000	CSX Corp.	492,000
4,700	Cummins, Inc.	556,574
53,700	D.R. Horton, Inc.	811,407
10,100	Deere & Co.	1,374,206
43,700	Dell, Inc. *	1,234,525
13,650	Discover Financial Services *	315,861
14,900	Dow Chemical Co. (The)	635,187
20,500	DTE Energy Co.	980,105

See accompanying notes to the financial statements.

10

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
6,100	Eaton Corp.	574,742
22,200	eBay, Inc. *	757,020
40,700	EMC Corp. *	800,162
22,700	Energy East Corp.	605,863
6,600	Everest Re Group Ltd.	672,408
36,600	Exxon Mobil Corp.	3,137,718
66,700	Fannie Mae	4,376,187
31,192	Fidelity National Title Group, Inc.-Class A	567,382
17,700	First American Corp.	740,391
10,700	First Horizon National Corp.	328,276
15,850	First Marblehead Corp. (The)	530,816
5,300	First Solar, Inc. *	549,822
200,500	Ford Motor Co. *	1,565,905
4,500	Foster Wheeler Ltd. *	532,980
17,300	FPL Group, Inc.	1,017,932
8,700	Franklin Resources, Inc.	1,146,399
22,600	Gannett Co., Inc.	1,062,200
60,400	Gap (The), Inc.	1,133,104
7,300	Genuine Parts Co.	362,664
29,500	Genworth Financial, Inc.-Class A	854,910
8,300	Goldman Sachs Group, Inc.	1,460,883
13,200	Graco, Inc.	533,412
24,400	Harley-Davidson, Inc.	1,312,476
7,600	Hartford Financial Services Group, Inc.	675,716
15,200	Hess Corp.	932,824
38,900	Hewlett-Packard Co.	1,919,715
186,900	Home Depot, Inc.	7,160,139
12,600	Honeywell International, Inc.	707,490
7,800	Integrys Energy Group Inc.	391,326
3,700	IntercontinentalExchange, Inc. *	539,719
13,400	International Business Machines Corp.	1,563,646
32,200	Janus Capital Group, Inc.	856,198
193,400	Johnson & Johnson	11,950,186
11,500	Jones Apparel Group, Inc.	220,685

See accompanying notes to the financial statements.

11

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
18,500	Juniper Networks, Inc. *	609,020
16,700	KB Home	506,678
32,500	Kimberly-Clark Corp.	2,232,425
6,300	Kohls Corp. *	373,590
78,235	Kraft Foods, Inc.	2,508,214
27,800	Lennar Corp.-Class A	785,906
13,100	Lexmark International, Inc. *	488,106
11,200	Lincare Holdings, Inc. *	403,088
14,300	Lockheed Martin Corp.	1,417,702
21,100	Loews Corp.	991,911
7,400	Loews Corp.-Carolina Group	563,288
109,000	Lowe's Cos., Inc.	3,385,540
14,000	Marathon Oil Corp.	754,460
8,100	Mastercard, Inc.	1,109,619
9,300	MBIA, Inc.	558,000
10,200	McDermott International, Inc. *	979,098
37,100	McDonald's Corp.	1,827,175
9,300	MDC Holdings, Inc.	413,757
28,500	Medtronic, Inc.	1,505,940
8,400	MEMC Electronic Materials, Inc. *	515,928
101,900	Merck & Co., Inc.	5,112,323
10,700	Merrill Lynch & Co., Inc.	788,590
7,600	MetLife, Inc.	486,780
16,300	MGIC Investment Corp.	491,608
131,000	Microsoft Corp.	3,763,630
10,600	Monsanto Co.	739,244
7,200	Moody's Corp.	330,120
27,300	Morgan Stanley	1,702,701
46,000	National City Corp.	1,237,860
8,300	Navistar International Corp. *	464,634
30,600	NiSource, Inc.	576,504
21,400	Nvidia Corp. *	1,094,824
1,000	NVR, Inc. *	559,500
25,000	Occidental Petroleum Corp.	1,417,250

See accompanying notes to the financial statements.

12

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
35,925	Old Republic International Corp.	653,476
162,100	Oracle Corp. *	3,287,388
11,300	Paccar, Inc.	966,715
18,300	Pepco Holdings, Inc.	510,204
448,100	Pfizer, Inc.	11,130,804
1,867	Pharmericap Corp. *	33,102
21,600	PMI Group (The), Inc.	684,288
5,600	PPG Industries, Inc.	410,760
10,400	Precision Castparts Corp.	1,355,224
16,300	Progress Energy, Inc.	747,844
5,800	Prudential Financial, Inc.	520,724
46,800	Pulte Homes, Inc.	778,752
11,900	Radian Group, Inc.	209,916
16,600	RadioShack Corp.	394,582
7,800	Ryder Systems, Inc.	427,050
28,800	Safeway, Inc.	913,824
37,200	Sara Lee Corp.	618,264
20,000	Schering-Plough Corp.	600,400
16,600	SEI Investment Co.	421,142
18,000	Southern Copper Corp.	1,894,500
14,400	SPX Corp.	1,296,720
26,700	Stryker Corp.	1,783,560
14,942	Supervalu, Inc.	629,805
108,200	Symantec Corp. *	2,035,242
8,400	Terex Corp. *	670,992
17,700	Thornburg Mortgage, Inc. REIT	208,506
34,600	Toll Brothers, Inc. *	739,056
10,900	Torchmark Corp.	671,004
28,300	Travelers Cos. (The), Inc.	1,430,282
9,000	United Parcel Service, Inc.-Class B	682,740
6,300	United States Steel Corp.	595,224
15,400	United Technologies Corp.	1,149,302
51,300	Unum Group	1,255,311
19,800	Valero Energy Corp.	1,356,498

See accompanying notes to the financial statements.

13

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	United States — continued
26,500	Verizon Communications, Inc.	1,109,820
5,900	VF Corp.	471,115
3,100	WABCO Holdings, Inc.	140,306
55,700	Wal-Mart Stores, Inc.	2,430,191
50,149	Washington Mutual, Inc.	1,841,471
9,600	Wells Fargo & Co.	350,784
7,100	Whirlpool Corp.	684,511
31,500	Xcel Energy, Inc.	649,215
16,700	YRC Worldwide, Inc. *	514,527
22,500	Zimmer Holdings, Inc. *	1,762,425
	Total United States	229,533,927
	TOTAL COMMON STOCKS (COST $432,375,062)	481,293,074
	PREFERRED STOCKS — 0.4%
	Germany — 0.4%
336	Porsche AG (Non Voting) 0.46%	600,845
11,407	Volkswagen AG 1.39%	1,418,826
	Total Germany	2,019,671
	TOTAL PREFERRED STOCKS (COST $1,184,799)	2,019,671
	SHORT-TERM INVESTMENTS — 3.4%
17,100,000	Bank of Montreal Time Deposit, 5.05%, due 09/04/07	17,100,000
	TOTAL SHORT-TERM INVESTMENTS (COST $17,100,000)	17,100,000
	TOTAL INVESTMENTS — 99.5% (Cost $450,659,861)	500,412,745
	Other Assets and Liabilities (net) — 0.5%	2,368,452
	TOTAL NET ASSETS — 100.0%	$502,781,197

See accompanying notes to the financial statements.

14

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	CAD	4,643,967	$4,403,756	$10,507
11/20/07	CAD	4,643,967	4,403,756	3,101
11/20/07	CAD	4,643,967	4,403,756	11,758
11/20/07	CAD	4,643,967	4,403,756	6,997
11/20/07	CAD	4,643,967	4,403,756	17,068
11/20/07	CAD	4,643,967	4,403,756	9,930
11/20/07	CAD	4,643,967	4,403,756	7,933
11/20/07	CHF	5,743,648	4,781,919	(7,401)
11/20/07	CHF	5,743,648	4,781,918	(9,354)
11/20/07	CHF	5,743,648	4,781,918	(6,251)
11/20/07	CHF	5,743,648	4,781,918	(7,648)
11/20/07	CHF	5,743,648	4,781,918	(12,966)
11/20/07	CHF	5,743,648	4,781,918	(11,366)
11/20/07	CHF	5,743,648	4,781,918	(13,266)
11/20/07	JPY	606,642,313	5,295,059	(26,244)
11/20/07	JPY	606,642,313	5,295,059	(33,583)
11/20/07	JPY	606,642,313	5,295,059	(34,032)
11/20/07	JPY	606,642,313	5,295,058	(43,223)
11/20/07	JPY	606,642,313	5,295,058	(52,163)
11/20/07	JPY	606,642,313	5,295,058	(48,866)
11/20/07	JPY	606,642,313	5,295,058	(63,229)
11/20/07	NOK	8,267,237	1,419,769	24,949
11/20/07	NOK	8,267,237	1,419,768	23,606
11/20/07	NZD	2,556,000	1,782,581	(145,562)
11/20/07	NZD	900,439	627,976	4,573
11/20/07	NZD	900,439	627,976	5,160
11/20/07	NZD	900,439	627,976	6,571
11/20/07	NZD	900,439	627,976	4,467
11/20/07	SEK	18,399,447	2,677,304	9,739
11/20/07	SEK	18,399,447	2,677,304	8,736
11/20/07	SEK	18,399,447	2,677,304	14,191
11/20/07	SEK	18,399,447	2,677,304	9,364
11/20/07	SEK	18,399,447	2,677,303	11,026
11/20/07	SEK	18,399,447	2,677,303	15,693
11/20/07	SEK	18,399,447	2,677,303	14,583
11/20/07	SGD	806,169	531,944	1,046

See accompanying notes to the financial statements.

15

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	SGD	806,169	$531,944	$1,111
11/20/07	SGD	806,169	531,944	1,570
11/20/07	SGD	806,169	531,944	853
11/20/07	SGD	806,169	531,944	1,185
11/20/07	SGD	806,169	531,944	766
11/20/07	SGD	806,169	531,944	731
			$130,963,883	$(287,940)
Sales
11/20/07	AUD	616,156	$503,099	$(11,172)
11/20/07	CHF	360,000	299,721	2,037
11/20/07	EUR	3,617,537	4,942,113	(51,857)
11/20/07	EUR	3,617,537	4,942,113	(52,595)
11/20/07	EUR	3,617,537	4,942,113	(52,624)
11/20/07	EUR	3,617,537	4,942,113	(56,412)
11/20/07	EUR	3,617,537	4,942,112	(58,438)
11/20/07	EUR	3,617,537	4,942,112	(54,784)
11/20/07	EUR	3,871,537	5,289,116	(56,927)
11/20/07	GBP	2,726,551	5,488,623	(80,280)
11/20/07	GBP	2,726,551	5,488,623	(77,452)
11/20/07	GBP	2,726,551	5,488,623	(85,471)
11/20/07	GBP	2,726,551	5,488,623	(88,748)
11/20/07	GBP	2,726,551	5,488,622	(87,107)
11/20/07	GBP	2,726,551	5,488,622	(88,688)
11/20/07	GBP	2,972,551	5,983,827	(96,516)
11/20/07	HKD	5,544,595	712,191	(1,272)
11/20/07	HKD	5,544,595	712,191	(1,377)
11/20/07	HKD	5,544,595	712,191	(1,327)
11/20/07	HKD	5,544,595	712,190	(1,636)
11/20/07	HKD	5,544,595	712,190	(1,436)
11/20/07	HKD	5,544,595	712,190	(1,527)
11/20/07	HKD	5,544,595	712,190	(1,618)
11/20/07	JPY	213,607,000	1,864,462	(27,970)
11/20/07	JPY	68,960,000	601,915	(956)
11/20/07	NOK	13,262,000	2,277,541	29,656
11/20/07	NOK	13,264,000	2,277,884	28,978
11/20/07	SEK	6,949,000	1,011,149	30,626
11/20/07	SGD	527,000	347,737	421
			$88,026,196	$(946,472)

See accompanying notes to the financial statements.

16

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
43	DAX	September 2007	$11,205,000	$(201,106)
35	MSCI Singapore	September 2007	1,927,772	83,256
29	TOPIX	September 2007	4,036,057	(420,771)
			$17,168,829	$(538,621)
Sales
4	CAC 40	September 2007	$309,149	$(4,889)
1	EURONEXT	September 2007	142,587	(973)
23	FTSE 100	September 2007	2,928,734	109,983
3	OMXS 30	September 2007	52,896	(99)
4	S&P 500	September 2007	1,476,700	6,784
15	S&P Toronto 60	September 2007	2,257,954	(523)
4	SPI 200	September 2007	512,432	7,595
			$7,680,452	$117,878

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

17

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

As of August 31, 2007, 48.42% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

18

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $450,659,861) (Note 2)	$500,412,745
Cash	8,895
Foreign currency, at value (cost $843,076) (Note 2)	647,814
Receivable for investments sold	272,433
Dividends and interest receivable	1,348,056
Foreign taxes receivable	81,722
Unrealized appreciation on open forward currency contracts (Note 2)	318,932
Receivable for collateral on open futures contracts (Note 2)	1,655,000
Receivable for variation margin on open futures contracts (Note 2)	183,033
Receivable for expenses reimbursed by Manager (Note 3)	51,181
Total assets	504,979,811
Liabilities:
Payable for investments purchased	272,090
Payable to affiliate for (Note 3):
Management fee	198,120
Shareholder service fee	53,973
Trustees and Chief Compliance Officer of GMO Trust fees	965
Unrealized depreciation on open forward currency contracts (Note 2)	1,553,344
Accrued expenses	120,122
Total liabilities	2,198,614
Net assets	$502,781,197

See accompanying notes to the financial statements.

19

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$425,984,205
Accumulated undistributed net investment income	7,374,164
Accumulated net realized gain	21,517,230
Net unrealized appreciation	47,905,598
$502,781,197
Net assets attributable to:
Class III shares	$280,592,106
Class IV shares	$222,189,091
Shares outstanding:
Class III	11,018,788
Class IV	8,716,912
Net asset value per share:
Class III	$25.46
Class IV	$25.49

See accompanying notes to the financial statements.

20

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $651,593)	$8,564,616
Interest	490,814
Securities lending income	269,887
Total investment income	9,325,317
Expenses:
Management fee (Note 3)	1,204,599
Shareholder service fee – Class III (Note 3)	216,340
Shareholder service fee – Class IV (Note 3)	112,071
Custodian and fund accounting agent fees	194,396
Transfer agent fees	21,068
Audit and tax fees	34,316
Legal fees	5,796
Trustees fees and related expenses (Note 3)	2,824
Registration fees	368
Miscellaneous	4,048
Total expenses	1,795,826
Fees and expenses reimbursed by Manager (Note 3)	(258,520)
Net expenses	1,537,306
Net investment income (loss)	7,788,011
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	17,083,432
Closed futures contracts	1,736,071
Foreign currency, forward contracts and foreign currency related transactions	2,845,377
Net realized gain (loss)	21,664,880
Change in net unrealized appreciation (depreciation) on:
Investments	936,039
Open futures contracts	(963,886)
Foreign currency, forward contracts and foreign currency related transactions	(1,686,460)
Net unrealized gain (loss)	(1,714,307)
Net realized and unrealized gain (loss)	19,950,573
Net increase (decrease) in net assets resulting from operations	$27,738,584

See accompanying notes to the financial statements.

21

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,788,011	$6,739,059
Net realized gain (loss)	21,664,880	15,932,679
Change in net unrealized appreciation (depreciation)	(1,714,307)	26,314,621
Net increase (decrease) in net assets from operations	27,738,584	48,986,359
Distributions to shareholders from:
Net investment income
Class III	—	(3,430,167)
Class IV	—	(1,996,536)
Total distributions from net investment income	—	(5,426,703)
Net realized gains
Class III	(6,172,664)	(6,179,695)
Class IV	(4,814,412)	(3,819,305)
Total distributions from net realized gains	(10,987,076)	(9,999,000)
	(10,987,076)	(15,425,703)
Net share transactions (Note 7):
Class III	(11,220,422)	83,907,560
Class IV	4,814,412	57,645,131
Increase (decrease) in net assets resulting from net share transactions	(6,406,010)	141,552,691
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	52,179	239,083
Class IV	—	156,000
Increase in net assets resulting from purchase premiums and redemption fees	52,179	395,083
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(6,353,831)	141,947,774
Total increase (decrease) in net assets	10,397,677	175,508,430
Net assets:
Beginning of period	492,383,520	316,875,090
End of period (including accumulated undistributed net investment income of $7,374,164 and distributions in excess of net investment income of $413,847, respectively)	$502,781,197	$492,383,520

See accompanying notes to the financial statements.

22

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007	2006(a)
Net asset value, beginning of period	$24.58		$22.24	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.39		0.43	0.15
Net realized and unrealized gain (loss)	1.05		2.84	2.15
Total from investment operations	1.44		3.27	2.30
Less distributions to shareholders:
From net investment income	—		(0.32)	(0.06)
From net realized gains	(0.56)		(0.61)	—
Total distributions	(0.56)		(0.93)	(0.06)
Net asset value, end of period	$25.46		$24.58	$22.24
Total Return(b)	5.77	%**	14.87%	11.51	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$280,592		$282,446	$179,466
Net expenses to average daily net assets	0.62	%*	0.62%	0.62	%*
Net investment income to average daily net assets	3.02	%*	1.83%	1.27	%*
Portfolio turnover rate	23	%**	43%	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.12%	0.20	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(c)	$0.03	$0.07

†  Calculated using average shares outstanding throughout the period.

(a)  Period from August 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown and assumes the effect of reinvested distributions. Calculations exclude purchase premiums and redemption fees which are borne by the shareholder.

(c)  Rounds to less than 0.01.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007	2006(a)
Net asset value, beginning of period	$24.59		$22.25	$20.24
Income (loss) from investment operations:
Net investment income (loss)†	0.40		0.45	0.12
Net realized and unrealized gain (loss)	1.06		2.82	1.95
Total from investment operations	1.46		3.27	2.07
Less distributions to shareholders:
From net investment income	—		(0.32)	(0.06)
From net realized gains	(0.56)		(0.61)	—
Total distributions	(0.56)		(0.93)	(0.06)
Net asset value, end of period	$25.49		$24.59	$22.25
Total Return(b)	5.85	%**	14.88%	10.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$222,189		$209,937	$137,409
Net expenses to average daily net assets	0.57	%*	0.57%	0.57	%*
Net investment income to average daily net assets	3.06	%*	1.93%	1.20	%*
Portfolio turnover rate	23	%**	43%	15	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.12%	0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	—	(c)	$0.02	$0.06

†  Calculated using average shares outstanding throughout the period.

(a)  Period from September 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown and assumes the effect of reinvested distributions. Calculations exclude purchase premiums and redemption fees which are borne by the shareholder.

(c)  For the period ended August 31, 2007, the Class received no purchase premiums or redemption fees.

*  Annualized.

**  Not annualized.

††  Calculation represents portfolio turnover rate of the Fund for the period August 1, 2005 through February 28, 2006.

See accompanying notes to the financial statements.

24

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Developed World Stock Fund (the "Fund"), which commenced operations on August 1, 2005, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the MSCI World Index. The Fund typically makes equity investments in companies from the world's developed markets, including the U.S.

Throughout the period ended August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

25

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price,

26

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

27

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery

28

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

29

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$450,916,633	$68,902,616	$(19,406,504)	$49,496,112

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Purchase and redemption of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares are currently each 0.30% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase

30

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the period ended August 31, 2007 and the year ended February 28, 2007 the Fund received $0 and $388,152 in purchase premiums and $52,179 and $6,931 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

31

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.47% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.47% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007, was $2,180 and $1,472, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $122,773,207 and $109,801,242, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

32

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 54.28% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,144,280	$77,151,938
Shares issued to shareholders in reinvestment of distributions	231,881	6,172,664	380,037	9,070,500
Shares repurchased	(705,591)	(17,393,086)	(99,934)	(2,314,878)
Purchase premiums and redemption fees	—	52,179	—	239,083
Net increase (decrease)	(473,710)	$(11,168,243)	3,424,383	$84,146,643
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,117,902	$51,844,000
Shares issued to shareholders in reinvestment of distributions	180,721	4,814,412	243,970	5,801,131
Shares repurchased	—	—	—	—
Purchase premiums and redemption fees	—	—	—	156,000
Net increase (decrease)	180,721	$4,814,412	2,361,872	$57,801,131

33

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

34

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual

35

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

36

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.62%	$1,000.00	$1,057.70	$3.21
2) Hypothetical	0.62%	$1,000.00	$1,022.02	$3.15
Class IV
1) Actual	0.57%	$1,000.00	$1,058.50	$2.95
2) Hypothetical	0.57%	$1,000.00	$1,022.27	$2.90

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

37

GMO Emerging Countries Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	85.5%
Preferred Stocks	9.6
Short-Term Investments	4.2
Rights and Warrants	0.0
Other	0.7
100.0%
Country Summary	% of Equity Investments
South Korea	21.0%
Taiwan	17.4
Brazil	13.9
China	11.6
Russia	6.0
South Africa	4.9
Mexico	4.2
India	3.7
Malaysia	3.7
Thailand	2.7
Poland	2.4
Israel	2.3
Turkey	1.8
Chile	1.3
Philippines	1.2
Indonesia	0.9
Hungary	0.9
Peru	0.1
Pakistan	0.0
100.0%

1

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	21.2%
Materials	18.7
Energy	14.9
Information Technology	14.8
Telecommunication Services	10.5
Industrials	8.8
Consumer Discretionary	5.0
Utilities	2.6
Consumer Staples	2.4
Health Care	1.1
100.0%

2

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 85.5%
	Brazil — 4.6%
10,800	B2W Compania Global do Varejo	415,596
7,880	Banco Bradesco SA Sponsored ADR	194,478
196,740	Banco do Brasil SA	2,827,761
1,920	Companhia Energetica de Minas Gerais Sponsored ADR	36,480
62,809	Companhia Saneamento Basico Sao Paulo	1,530,209
6,938	Companhia Siderurgica Nacional SA	393,719
87,700	Companhia Vale do Rio Doce	4,334,937
31,960	Companhia Vale do Rio Doce ADR	1,576,587
4,634	Compania de Bebidas das Americas	318,853
12,300	Duratex SA (Preferred Shares)	304,679
117,700	Petroleo Brasileiro SA (Petrobras)	3,659,378
31,870	Petroleo Brasileiro SA (Petrobras) ADR	1,970,841
22,923	Souza Cruz SA (Registered)	478,906
7,900	Unibanco-Uniao de Bancos Brasileiros SA GDR	881,482
6,100	Usinas Siderurgicas de Minas Gerais SA	410,398
	Total Brazil	19,334,304
	Chile — 1.3%
16,952	Banco de Chile ADR	823,020
19,030	Banco Santander Chile SA ADR	905,828
14,930	Compania Cervecerias Unidas ADR	541,660
34,530	Compania de Telecommunicaciones de Chile ADR	295,922
7,050	Distribucion y Servicio ADR	208,750
8,370	Empresa Nacional de Electricidad SA ADR	371,461
31,880	Enersis SA ADR	573,202
108,300	Lan Airlines SA	1,738,215
	Total Chile	5,458,058
	China — 11.1%
440,000	Aluminum Corp of China Ltd	1,196,907
808,000	Bank of China Ltd Class H	415,644
2,784,000	China Construction Bank Class H	2,337,123

See accompanying notes to the financial statements.

3

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	China — continued
570,200	China Cosco Holdings Co Ltd	1,332,411
292,797	China International Marine Containers Co Ltd Class B	633,706
330,000	China Life Insurance Co Ltd Class H	1,563,055
1,160,500	China Merchants Bank	4,365,093
394,964	China Mobile Ltd	5,379,207
3,872	China Mobile Ltd ADR	262,483
244,600	China Netcom Group	591,345
3,005,883	China Petroleum & Chemical Corp Class H	3,310,629
178,000	China Resources Enterprise Ltd	725,685
447,900	China Resources Power Holdings Co	1,263,194
46,000	China Shenhua Energy Co Ltd Class H	199,913
911,400	China Shipping Container Lines Co Ltd	701,767
20,100	China Telecom Corp Ltd ADR	1,169,418
855,400	China Telecom Corp Ltd Class H	495,503
1,294,000	China Travel International Investment Hong Kong Ltd	816,246
316,000	China Unicom	598,360
3,310,000	CNOOC Ltd	4,061,490
778,000	CNPC Hong Kong Ltd	413,113
228,000	Cosco Pacific Ltd	635,379
2,794,890	Denway Motors Ltd	1,310,267
363,586	Fountain Set Holdings Ltd	142,088
568,100	Guangdong Investments Ltd	357,967
1,114,000	Huaneng Power International Inc Class H	1,286,915
202,000	Kingboard Chemical Holdings Ltd	1,192,369
124,000	Nine Dragons Paper Holdings	370,361
190,000	Parkson Retail Group Ltd	1,521,645
5,330	Perfect World Co Ltd ADR *	120,831
3,161,553	PetroChina Co Ltd Class H	4,622,124
70,000	Ping An Insurance (Group) Co of China Ltd	730,768
4,192,000	Semiconductor Manufacturing International Corp *	488,569
308,400	Shanghai Industrial Holdings Ltd	1,352,967
1,056,000	Sinofert Holdings Ltd	749,268
	Total China	46,713,810

See accompanying notes to the financial statements.

4

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.8%
2,410	Gedeon Richter Rt	474,050
6,110	MOL Magyar Olaj es Gazipari Rt (New Shares)	870,541
41,890	OTP Bank	2,103,524
	Total Hungary	3,448,115
	India — 3.6%
1,160	BF Utilities Ltd *	60,460
91,920	Bharti Televentures *	1,976,064
47,040	Canara Bank Ltd	280,936
62,300	GAIL India Ltd	471,436
21,250	Hindalco Industries Ltd	45,594
5,000	Hindalco Industries Ltd GDR 144A	19,750
48,800	Hindalco Industries Ltd GDR 144A	188,243
32,700	Hindalco Industries Ltd GDR 144A (Registered Shares) (Luxembourg Exchange) (a)	129,165
31,140	Hindustan Zinc Ltd	548,097
29,271	ICICI Bank Ltd	638,120
360	ICICI Bank Ltd ADR	16,002
32,720	Indian Oil Corp Ltd	310,249
14,620	Larsen & Toubro Ltd	922,839
55,000	Oil & Natural Gas Corp Ltd	1,158,260
22,110	Reliance Capital Ltd	648,298
18,597	Reliance Energy Ltd	353,826
86,818	Reliance Industries Ltd (a)	4,170,120
4,680	State Bank of India Ltd	182,862
7,794	State Bank of India Ltd GDR	719,461
316,970	Steel Authority of India	1,305,896
53,490	Tata Iron & Steel Co Ltd	904,286
	Total India	15,049,964
	Indonesia — 0.9%
540,000	Astra International Tbk PT	1,026,802
534,000	Bank Danamon PT	458,511
475,500	Bank Rakyat Indonesia	316,476

See accompanying notes to the financial statements.

5

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
2,333,500	Bumi Resources Tbk PT	633,320
7,008,620	Matahari Putra Prima Tbk PT	596,553
581,724	Telekomunikasi Indonesia Tbk PT	680,022
	Total Indonesia	3,711,684
	Israel — 2.2%
1,910	Africa Israel Investment Ltd	165,919
369,610	Bank Hapoalim BM	1,761,506
317,290	Bank Leumi Le	1,239,486
24,540	Check Point Software Technologies Ltd *	575,708
85,850	Israel Chemicals Ltd	678,704
65,970	Machteshim Agan Industries Ltd *	509,919
400	Teva Pharmaceutical Industries	17,174
87,620	Teva Pharmaceutical Industries ADR	3,767,660
945	The Israel Corp Ltd	664,629
	Total Israel	9,380,705
	Malaysia — 3.5%
268,000	Bumiputra-Commerce Holdings Berhad	846,027
65,700	Digi.Com Berhad	381,358
1,268,000	Genting Berhad	2,690,123
112,200	Golden Hope Plantations Berhad	254,809
246,600	Hong Leong Bank Berhad	422,921
1,018,590	IOI Corp. Berhad	1,458,781
131,450	Kuala Lumpur Kepong Berhad	415,320
201,400	Malayan Banking Berhad	673,601
332,100	MISC Berhad	908,426
257,300	MISC Berhad (Foreign Registered)	666,871
558,885	Public Bank Berhad	1,507,210
1,921,000	Resorts World Berhad	2,099,357
285,400	RHB Capital Berhad	440,355
314,790	Sime Darby Berhad	847,411
61,791	Tanjong Plc	299,553

See accompanying notes to the financial statements.

6

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Malaysia — continued
232,200	Telekom Malaysia Berhad	650,710
102,200	Tenaga Nasional Berhad	293,956
	Total Malaysia	14,856,789
	Mexico — 4.0%
213,700	Alfa SA de CV Class A	1,536,943
37,250	America Movil SA de CV Class L ADR	2,252,135
191,200	Carso Global Telecom Class A *	909,816
952,248	Cemex SA de CV CPO *	3,084,686
342,311	Grupo Financiero Banorte SA de CV	1,396,175
453,840	Grupo Mexico SA Class B	2,862,980
137,000	Organizacion Soriana SA de CV Class B	441,435
115,900	Telefonos de Mexico SA de CV Class L ADR	4,095,906
45,500	Urbi Desarrollos Urbanos SA de CV *	170,692
	Total Mexico	16,750,768
	Pakistan — 0.1%
264,450	Pakistan Telecommunication Co Ltd Class A	212,573
	Peru — 0.1%
4,750	Southern Copper Corp (b)	499,937
	Philippines — 1.1%
67,360	Ayala Corp	711,312
3,179,644	Ayala Land Inc	988,757
274,720	Banco de Oro-EPCI Inc	334,516
639,100	Bank of the Philippine Islands	832,466
25,180	Philippine Long Distance Telephone	1,439,481
6,390	Philippine Long Distance Telephone ADR	375,285
	Total Philippines	4,681,817
	Poland — 2.2%
6,100	Bank Handlowy W Warszawie	257,687
7,900	Bank Pekao SA	690,049

See accompanying notes to the financial statements.

7

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Poland — continued
39,220	KGHM Polska Miedz SA	1,624,308
144,240	Polski Koncern Naftowy Orlen SA *	2,957,840
250,720	Polskie Gornictwo Naftowe	466,736
70,720	Powszechna Kasa Oszczednosci Bank Polski SA	1,354,064
276,670	Telekomunikacja Polska SA	2,139,706
	Total Poland	9,490,390
	Russia — 5.7%
5,730	Cherepovets MK Severstal	98,556
14,870	Cherepovets Mk Severstal GDR	253,533
5,700	Evraz Group SA GDR	287,850
66,100	Gazprom Neft ADR (b)	1,255,900
79,140	Lukoil ADR	5,856,360
4,100	Lukoil ADR 144A	303,400
22,640	Mobile Telesystems ADR	1,497,862
95,944	OAO Gazprom ADR	3,986,473
8,217	OAO Mechel ADR	357,686
1,880,000	Sberbank RF	7,200,400
81,850	Vimpel-Communications ADR	1,997,140
16,220	VTB Bank OJSC Sponsored GDR 144A *	151,657
6,250	Wimm-Bill-Dann Foods OJSC ADR	639,750
	Total Russia	23,886,567
	South Africa — 4.6%
56,052	Absa Group Ltd	1,022,695
26,600	AECI Ltd	295,600
59,400	African Bank Investments Ltd	263,563
5,050	Anglo American Platinum Corp	675,307
33,400	Barloworld Ltd	574,096
19,200	Bidvest Group Ltd	374,395
533,000	FirstRand Ltd	1,745,358
49,200	Foschini Ltd	401,869
25,800	Imperial Holdings Ltd	517,375
94,067	Mittal Steel South Africa Ltd	1,630,522

See accompanying notes to the financial statements.

8

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
125,700	MTN Group Ltd	1,917,791
31,200	Murray & Roberts Holdings Ltd	329,606
59,376	Pretoria Portland Cement Co Ltd	376,513
58,507	Remgro Ltd	1,512,167
110,300	RMB Holdings Ltd	534,389
367,100	Sanlam Ltd	1,108,713
36,400	Sasol Ltd	1,469,473
141,600	Standard Bank Group Ltd	2,076,301
105,300	Steinhoff International Holdings	339,062
32,100	Telkom SA Ltd	793,498
38,124	Tiger Brands Ltd	1,002,374
214,250	Woolworths Holdings	591,392
	Total South Africa	19,552,059
	South Korea — 19.0%
14,820	Daelim Industrial Co Ltd	2,478,928
14,970	Daewoo Engineering & Construction Co Ltd	428,203
18,970	Daewoo Securities Co Ltd	585,381
11,800	Dongkuk Steel Mill	542,731
5,740	Doosan Heavy Industries and Construction Co	550,983
7,600	Doosan Infracore Co Ltd	276,653
10,440	GS Holdings Corp	539,467
2,851	Hana Financial Group Inc	134,828
34,638	Hanjin Heavy Industries & Construction Co Ltd *	2,971,714
12,811	Hanjin Heavy Industries & Construction Holdings Co Ltd	582,318
11,030	Hanjin Shipping	616,757
3,230	Honam Petrochemical Co	498,533
46,030	Hynix Semiconductor Inc *	1,658,524
4,270	Hyundai Development Co	382,043
5,440	Hyundai Heavy Industries	2,143,630
8,680	Hyundai Merchant Marine Co Ltd	459,087
3,355	Hyundai Mipo Dockyard	993,409
31,090	Hyundai Mobis	3,342,650
16,040	Hyundai Motor Co	1,188,578

See accompanying notes to the financial statements.

9

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
23,480	Hyundai Securities Co	715,584
18,010	Hyundai Steel Co	1,440,774
40,450	Industrial Bank of Korea	883,198
12,640	Kangwon Land Inc	302,980
3,340	KCC Corp	1,708,481
25,630	Kookmin Bank	2,079,088
800	Kookmin Bank ADR	65,160
57,560	Korea Exchange Bank	911,674
21,840	Korea Gas Corp	1,339,548
4,400	Korea Investment Holdings Co Ltd	283,281
2,740	Korea Zinc Co Ltd	549,423
8,116	Korean Air Lines Co Ltd	549,540
2,480	KT Corp	117,650
34,000	KT Corp ADR	809,880
5,810	KT Freetel Co Ltd	188,808
32,650	KT&G Corp	2,482,548
14,500	KT&G Corp GDR 144A	522,290
3,650	Kumho Industrial Co Ltd	261,445
10,520	LG Chemicals Ltd	1,094,681
13,980	LG Corp	802,462
2,560	LG Electronics Inc	196,417
37,900	LG Philips LCD Co Ltd *	1,612,272
575	Lotte Shopping Co Ltd	214,401
5,700	NHN Corp *	1,100,299
1,830	Oriental Brewery Co Ltd *	290,551
21,120	POSCO	12,925,061
30,070	Samsung Corp	2,046,973
14,470	Samsung Electronics Co Ltd	9,121,742
2,580	Samsung Engineering Co Ltd	296,970
13,510	Samsung Heavy Industries Co Ltd	681,262
11,240	Samsung SDI Co Ltd	738,837
3,390	Samsung Securities	288,952
3,560	Seoul Semiconductor Co Ltd	216,507
92,613	Shinhan Financial Group Co Ltd	5,678,116

See accompanying notes to the financial statements.

10

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
4,334	SK Corp	666,697
27,431	SK Energy Co Ltd *	3,756,670
5,600	SK Networks Co Ltd *	136,088
63,600	SK Telecom Co Ltd ADR	1,740,732
11,880	Tong Yang Investment Bank	224,579
38,370	Woori Finance Holdings Co Ltd	874,501
8,910	Woori Investment & Securities Co Ltd	250,268
	Total South Korea	80,540,807
	Taiwan — 16.5%
252,010	Acer Inc	443,212
112,497	Advanced Semiconductor Engineering Inc	111,208
1,859	Advanced Semiconductor Engineering Inc ADR	9,295
936,516	Asustek Computer Inc	2,794,828
402,863	AU Optronics Corp	587,656
668,080	Chi Mei Optoelectronics Corp	676,431
3,267,718	China Development Financial Holding Corp	1,332,556
3,649,723	China Steel Corp	4,962,374
934,604	Chinatrust Financial Holding Co Ltd *	702,930
1,305,260	Chunghwa Telecom Co Ltd	2,319,744
7,965	Chunghwa Telecom Co Ltd ADR	139,549
809,799	Compal Electronics Inc	896,499
241,160	D-Link Corp	532,359
1,268,549	Far Eastern Textile Co Ltd	1,491,748
1,219,486	First Financial Holding Co Ltd	843,045
1,283,039	Formosa Chemicals & Fibre Co	3,124,387
318,000	Formosa Petrochemical Corp	885,625
1,561,178	Formosa Plastics Corp	3,878,283
203,320	Foxconn Technology Co Ltd	1,848,014
46,800	High Tech Computer Corp	635,775
859,557	Hon Hai Precision Industry Co Ltd	6,379,023
229,804	Innolux Display Corp	975,589
607,218	Inventec Co Ltd	386,566
313,299	Lite-On Technology Corp	494,325

See accompanying notes to the financial statements.

11

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
607,334	MediaTek Inc	10,265,640
1,769,000	Mega Financial Holdings Co Ltd	1,101,379
1,577,417	Nan Ya Plastics Corp	3,827,832
3,444	Nanya Technology Corp	2,533
170,339	Novatek Microelectronics	687,414
26,400	PixArt Imaging Inc	234,932
193,853	Pou Chen Corp	193,837
2,621,471	Powerchip Semiconductor Corp	1,291,670
2,457,000	Promos Technologies Inc	758,841
532,914	Quanta Computer Inc	867,069
660,776	Shin Kong Financial Holdings	643,618
1,137,341	Siliconware Precision Industries Co	2,320,513
410,960	Sinopac Holdings Co	194,920
2,650,000	Taishin Financial Holdings Co Ltd *	1,328,164
965,000	Taiwan Cellular Corp	1,227,866
233,805	Taiwan Cement Corp	300,862
3,116,455	Taiwan Semiconductor Manufacturing Co Ltd	5,916,968
206,000	U-Ming Marine Transport Co *	614,682
313,498	United Microelectronics Corp	176,981
667,687	Walsin Lihwa Corp	327,988
447,716	Wan Hai Lines Ltd	316,044
1,386,000	Yuanta Financial Holding Co Ltd *	790,390
	Total Taiwan	69,841,164
	Thailand — 2.5%
359,690	Advanced Info Service Pcl (Foreign Registered) (a)	974,520
20	Airports of Thailand Pcl (Foreign Registered) (a)	34
183,480	Bangkok Bank Pcl NVDR (a)	635,833
261,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	292,939
473,970	Bank of Ayudhya Pcl NVDR (a)	366,523
2,427,780	IRPC Pcl (Foreign Registered) (a)	469,656
249,600	Kasikornbank Pcl (Foreign Registered) (a)	574,500
238,000	Kasikornbank Pcl NVDR (a)	547,801
1,085,000	Krung Thai Bank Pcl (Foreign Registered) (a)	357,332

See accompanying notes to the financial statements.

12

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
297,382	PTT Pcl (Foreign Registered) (a)	2,646,272
177,309	Siam Cement Pcl (Foreign Registered) NVDR (a)	1,290,552
466,000	Siam Commercial Bank Pcl (Foreign Registered) (a)	1,065,696
260,400	Thai Airways International Pcl (Foreign Registered) (a)	331,565
486,240	Thai Oil Pcl (Foreign Registered) (a)	1,159,517
	Total Thailand	10,712,740
	Turkey — 1.7%
145,918	Akbank TAS	932,270
151,578	Eregli Demir ve Celik Fabrikalari TAS	1,190,326
34,534	Tupras-Turkiye Petrol Rafineriler AS	788,696
40,607	Turkcell Iletisim Hizmet AS	295,026
453,590	Turkiye Garanti Bankasi	2,916,517
166,660	Turkiye IS Bankasi Class C	814,419
94,120	Turkiye Vakiflar Bankasi TAO	269,836
	Total Turkey	7,207,090
	TOTAL COMMON STOCKS (COST $259,540,486)	361,329,341
	PREFERRED STOCKS — 9.6%
	Brazil — 8.6%
51,064	Banco Bradesco SA 1.01%	1,273,997
34,900	Banco Itau Holding Financeira SA 0.34%	1,529,766
37,500	Bradespar SA 0.41%	1,586,391
42,232	Brasil Telecom SA 0.67%	371,306
28,200	Braskem SA Class A 0.90%	260,153
80,109	Companhia Energetica de Minas Gerais 1.96%	1,543,384
196,678	Companhia Vale do Rio Doce Class A 0.53%	8,139,783
9,100	Empresa Brasileira de Aeronautica SA ADR 0.80%	410,956
33,500	Gerdau Metalurgica SA 3.24%	1,050,077
80,804	Gerdau SA 2.43%	1,976,856
475,169	Itausa-Investimentos Itau SA 0.41%	2,857,795
77,100	Net Servicos de Comunicacoa SA *	1,159,251

See accompanying notes to the financial statements.

13

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
310,212	Petroleo Brasileiro SA (Petrobras) 0.67%	8,253,347
162,500	Sadia SA 1.92%	818,298
19,500	Suzano Bahia Sul Papel e Celulose SA 0.08%	268,249
10,130	Tele Norte Leste Participacoes ADR 0.18%	223,772
104,500	Tele Norte Leste Participacoes SA 0.18%	2,340,864
21,500	Telemar Norte Leste SA 1.32%	734,200
19,400	Usinas Siderrurgicas de Minas Gerais SA 0.72%	1,155,595
106,300	Vivo Participacoes SA 0.20%	504,410
	Total Brazil	36,458,450
	Russia — 0.1%
220	Transneft 0.58%	330,000
	South Korea — 0.9%
10,400	Hyundai Motor Co 2.80%	410,094
7,560	Samsung Electronics Co Ltd (Non Voting) 1.28%	3,548,428
	Total South Korea	3,958,522
	TOTAL PREFERRED STOCKS (COST $22,921,484)	40,746,972
	RIGHTS AND WARRANTS — 0.0%
	Philippines — 0.0%
3,179,644	Ayala Land Inc Rights, Expires 12/31/49 *	6,832
	Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 04/03/08 * (a)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	6,832

See accompanying notes to the financial statements.

14

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.2%
1,372,900	Bank of New York Institutional Cash Reserves Fund (c)	1,372,900
16,300,000	Societe Generale Time Deposit, 5.28%, due 09/04/07	16,300,000
	TOTAL SHORT-TERM INVESTMENTS (COST $17,672,900)	17,672,900
	TOTAL INVESTMENTS — 99.3% (Cost $300,134,870)	419,756,045
	Other Assets and Liabilities (net) — 0.7%	3,115,086
	TOTAL NET ASSETS — 100.0%	$422,871,131

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  All or a portion of this security is out on loan (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 64.73% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

15

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $1,397,600 (cost $300,134,870) (Note 2)	$419,756,045
Cash	40,483
Foreign currency, at value (cost $3,435,288) (Note 2)	3,431,237
Receivable for investments sold	49,323
Receivable for Fund shares sold	24,504
Dividends and interest receivable	1,498,164
Foreign taxes receivable	253,893
Receivable for expenses reimbursed by Manager (Note 3)	852
Total assets	425,054,501
Liabilities:
Collateral on securities loaned, at value (Note 2)	1,372,900
Payable for Fund shares repurchased	62,711
Accrued capital gain and repatriation taxes payable (Note 2)	196,152
Payable to affiliate for (Note 3):
Management fee	223,554
Shareholder service fee	47,208
Administration fee – Class M	5,844
Trustees and Chief Compliance Officer of GMO Trust fees	833
Payable for 12b-1 fee – Class M	14,757
Accrued expenses	259,411
Total liabilities	2,183,370
Net assets	$422,871,131

See accompanying notes to the financial statements.

16

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$249,550,379
Accumulated undistributed net investment income	2,604,061
Accumulated net realized gain	51,307,175
Net unrealized appreciation	119,409,516
$422,871,131
Net assets attributable to:
Class III shares	$386,878,247
Class M shares	$35,992,884
Shares outstanding:
Class III	21,898,353
Class M	2,060,710
Net asset value per share:
Class III	$17.67
Class M	$17.47

See accompanying notes to the financial statements.

17

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $954,429)	$6,643,951
Interest	276,378
Securities lending income	9,152
Total investment income	6,929,481
Expenses:
Management fee (Note 3)	1,314,794
Shareholder service fee – Class III (Note 3)	279,228
12b-1 fee – Class M (Note 3)	40,310
Administration fee – Class M (Note 3)	32,248
Custodian and fund accounting agent fees	516,212
Transfer agent fees	23,736
Audit and tax fees	42,044
Legal fees	5,060
Trustees fees and related expenses (Note 3)	2,285
Registration fees	10,304
Miscellaneous	3,220
Total expenses	2,269,441
Fees and expenses reimbursed by Manager (Note 3)	(467)
Net expenses	2,268,974
Net investment income (loss)	4,660,507
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $12,597) (Note 2)	51,303,342
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $4,518) (Note2)	31,685
Net realized gain (loss)	51,335,027
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains tax accrual of ($211,645)) (Note 2)	31,668,388
Foreign currency, forward contracts and foreign currency related transactions	11,218
Net unrealized gain (loss)	31,679,606
Net realized and unrealized gain (loss)	83,014,633
Net increase (decrease) in net assets resulting from operations	$87,675,140

See accompanying notes to the financial statements.

18

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,660,507	$6,550,482
Net realized gain (loss)	51,335,027	124,974,708
Change in net unrealized appreciation (depreciation)	31,679,606	(76,541,791)
Net increase (decrease) in net assets from operations	87,675,140	54,983,399
Distributions to shareholders from:
Net investment income
Class III	(792,687)	(6,274,494)
Class M	(55,601)	(451,963)
Total distributions from net investment income	(848,288)	(6,726,457)
Net realized gains
Class III	(46,096,758)	(97,439,141)
Class M	(4,067,084)	(9,313,319)
Total distributions from net realized gains	(50,163,842)	(106,752,460)
	(51,012,130)	(113,478,917)
Net share transactions (Note 7):
Class III	13,535,380	46,234,476
Class M	3,980,981	(22,200,886)
Increase (decrease) in net assets resulting from net share transactions	17,516,361	24,033,590
Total increase (decrease) in net assets	54,179,371	(34,461,928)
Net assets:
Beginning of period	368,691,760	403,153,688
End of period (including accumulated undistributed net investment income of $2,604,061 and distributions in excess of net investment income of $1,208,158, respectively)	$422,871,131	$368,691,760

See accompanying notes to the financial statements.

19

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value, beginning of period	$16.04		$19.20	$15.99		$14.99		$8.54		$9.65
Income (loss) from investment operations:
Net investment income (loss)	0.21	†	0.32 †	0.28	†	0.30	†	0.18		0.08
Net realized and unrealized gain (loss)	3.79		2.50	5.09		3.43		6.71		(1.04)
Total from investment operations	4.00		2.82	5.37		3.73		6.89		(0.96)
Less distributions to shareholders:
From net investment income	(0.04)		(0.36)	(0.35)		(0.31)		(0.22)		(0.15)
From net realized gains	(2.33)		(5.62)	(1.81)		(2.42)		(0.22)		—
Total distributions	(2.37)		(5.98)	(2.16)		(2.73)		(0.44)		(0.15)
Net asset value, end of period	$17.67		$16.04	$19.20		$15.99		$14.99		$8.54
Total Return	24.70	%**(a)	16.20%	36.38	%(a)	28.76	%(a)	81.45	%(a)	(10.15	)%(a)(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$386,878		$339,268	$346,018		$249,005		$249,844		$89,042
Net expenses to average daily net assets	1.10	%*	1.06%	1.10%		1.10%		1.16%		1.27%
Net investment income to average daily net assets	1.17	%(c)**	1.74%	1.68%		2.12%		1.82%		0.78%
Portfolio turnover rate	31	%**	58%	35%		53%		57%		108%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(d)*	—	0.01%		0.05%		0.06%		0.31%
Purchase premiums and redemption fees consisted of the following per share amounts:	—		—	—		—		—		$0.00	(e)†

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  Calculations exclude purchase premiums and redemption fees which are borne by the shareholder.

(c)  The ratio for six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(d)  Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.

(e)  Purchase premiums and redemptions fees were less than $0.01 per share. The purchase premium and redemption fee were rescinded effective April 1, 2002.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006		2005		2004		2003(a)
Net asset value, beginning of period	$15.90		$19.05	$15.87		$14.91		$8.51		$9.85
Income (loss) from investment operations:
Net investment income (loss)	0.18	†	0.30 †	0.27	†	0.26	†	0.11		0.01
Net realized and unrealized gain (loss)	3.75		2.44	5.00		3.39		6.71		(1.35)
Total from investment operations	3.93		2.74	5.27		3.65		6.82		(1.34)
Less distributions to shareholders:
From net investment income	(0.03)		(0.27)	(0.28)		(0.27)		(0.20)		—
From net realized gains	(2.33)		(5.62)	(1.81)		(2.42)		(0.22)		—
Total distributions	(2.36)		(5.89)	(2.09)		(2.69)		(0.42)		—
Net asset value, end of period	$17.47		$15.90	$19.05		$15.87		$14.91		$8.51
Total Return	24.49	%**(b)	15.89%	35.99	%(b)	28.30	%(b)	80.98	%(b)	(13.60	)%(b)**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$35,993		$29,423	$57,136		$69,109		$58,346		$579
Net expenses to average daily net assets	1.40	%*	1.36%	1.39%		1.40%		1.45%		1.57	%*
Net investment income to average daily net assets	1.03	%(c)**	1.63%	1.65%		1.82%		1.27%		0.20	%*
Portfolio turnover rate	31	%**	58%	35%		53%		57%		108	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(d)*	—	0.01%		0.05%		0.06%		0.41	%*

(a)  Period from July 9, 2002 (commencement of operations) through February 28, 2003.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The ratio for six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(d)  Fees and expenses reimbursed by the Manager to average daily net assets were less than 0.01%.

†  Calculated using average shares outstanding during the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

21

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Emerging Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/IFC Investable Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed countries, which excludes countries that are included in the MSCI EAFE Index.

Throughout the period ended August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and

22

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees,

23

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

24

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

25

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $1,397,600 collateralized by cash in the amount of $1,372,900, which was invested in the Bank of New York Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is currently subject to a Taiwanese security transaction tax of 0.3% of the transaction amount on equities and 0.1% of the transaction amount on corporate bonds and mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the period ended August 31, 2007, the Fund incurred $12,597 in capital gains taxes which is included in net realized gain (loss) in the Statement of Operations.

26

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the year. For the period ended August 31, 2007, the Fund incurred $4,518 in CPMF tax which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$302,358,700	$121,422,031	$(4,024,686)	$117,397,345

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which

27

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

are directly attributable to a class of shares, are charged to that class's operations. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee

28

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at an annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 1.00% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $1,733 and $1,196 respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $118,473,416 and $162,220,057, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications.

29

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 16.97% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, 0.10% of the Fund's shares were held by six related parties comprised of certain GMO employee accounts, and 16.67% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	246,175	$4,276,802	1,442,762	$27,694,596
Shares issued to shareholders in reinvestment of distributions	2,477,722	44,425,566	5,918,651	97,273,044
Shares repurchased	(1,975,262)	(35,166,988)	(4,234,129)	(78,733,164)
Net increase (decrease)	748,635	$13,535,380	3,127,284	$46,234,476
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class M:	Shares	Amount	Shares	Amount
Shares sold	367,621	$6,571,841	917,075	$16,897,698
Shares issued to shareholders in reinvestment of distributions	232,526	4,122,685	598,918	9,765,282
Shares repurchased	(390,241)	(6,713,545)	(2,664,680)	(48,863,866)
Net increase (decrease)	209,906	$3,980,981	(1,148,687)	$(22,200,886)

30

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

31

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total

32

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

33

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 though August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.10%	$1,000.00	$1,247.00	$6.21
2) Hypothetical	1.10%	$1,000.00	$1,019.61	$5.58
Class M
1) Actual	1.40%	$1,000.00	$1,244.90	$7.90
2) Hypothetical	1.40%	$1,000.00	$1,018.10	$7.10

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

34

GMO Global Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Preferred Stocks	0.8
Short-Term Investments	0.8
Other	1.9
100.0%
Country Summary	% of Equity Investments
United States	43.6%
Japan	9.5
United Kingdom	8.3
Germany	6.0
France	4.8
Singapore	4.2
Switzerland	2.8
Spain	2.7
Netherlands	2.3
Sweden	2.5
Hong Kong	2.1
Italy	1.8
Canada	1.5
Norway	1.5
Denmark	1.5
Australia	1.5
Belgium	1.2
Finland	1.0
Ireland	0.8
Austria	0.3
Portugal	0.1
100.0%

1

GMO Global Growth Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	19.7%
Energy	13.5
Health Care	13.5
Consumer Discretionary	12.0
Information Technology	11.5
Industrials	10.2
Consumer Staples	6.9
Materials	5.6
Utilities	4.4
Telecommunication Services	2.7
100.0%

2

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Australia — 1.4%
649	Commonwealth Bank of Australia	29,295
244	CSL Ltd	19,581
285	Macquarie Bank Ltd	17,024
1,519	QBE Insurance Group Ltd	43,289
624	Toll Holdings Ltd	6,934
817	Westfield Group	13,990
855	Woodside Petroleum Ltd	31,582
692	Woolworths Ltd	16,941
	Total Australia	178,636
	Austria — 0.3%
298	Oesterreichische Elektrizitaetswirtschafts AG Class A	14,791
364	OMV AG	22,555
	Total Austria	37,346
	Belgium — 1.2%
90	Colruyt SA	19,226
1,201	Fortis	44,049
431	Inbev NV	35,391
127	KBC Groep NV	15,938
599	UCB SA	33,747
	Total Belgium	148,351
	Canada — 1.5%
300	Bank of Nova Scotia	14,841
500	Canadian Natural Resources	34,181
700	EnCana Corp	41,026
500	Husky Energy Inc	18,348
300	Imperial Oil Ltd	13,128
100	Potash Corp of Saskatchewan Inc	8,862
300	Research In Motion Ltd *	25,628
400	Royal Bank of Canada	20,583
200	Toronto Dominion Bank	13,684
	Total Canada	190,281

See accompanying notes to the financial statements.

3

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Denmark — 1.4%
3	AP Moller-Maersk A/S	39,264
150	Carlsberg A/S Class B	20,217
800	Novo-Nordisk A/S	89,179
450	Vestas Wind Systems A/S *	30,482
	Total Denmark	179,142
	Finland — 1.0%
2,352	Nokia Oyj	77,483
666	Outokumpu Oyj	20,219
170	Rautaruukki Oyj	9,295
466	Sampo Oyj Class A	13,397
	Total Finland	120,394
	France — 4.7%
463	Arcelor Mittal	30,367
433	BNP Paribas	45,454
1,038	Electricite de France	104,589
318	Groupe Danone	24,146
117	Lafarge SA	18,114
448	Peugeot SA	38,003
158	Renault SA	21,226
1,194	Sanofi-Aventis	97,792
461	Suez SA	26,187
2,314	Total SA	173,536
64	Union du Credit-Bail Immobilier	15,332
	Total France	594,746
	Germany — 5.0%
382	Allianz SE (Registered)	82,064
544	Altana AG	12,445
286	BASF AG	37,887
333	Bayer AG	26,373
340	Bayerische Motoren Werke AG	20,775
208	Beiresdorf AG (Bearer)	14,006
273	DaimlerChrysler AG (Registered)	24,322

See accompanying notes to the financial statements.

4

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
724	Depfa Bank Plc	13,729
206	Deutsche Boerse AG	22,795
454	Deutsche Post AG (Registered)	13,187
181	E. On AG	30,417
936	Infineon Technologies AG *	14,603
148	Linde AG	17,413
240	MAN AG	34,459
110	Merck KGaA	14,123
184	Metro AG	15,860
159	Muenchener Rueckversicherungs AG (Registered)	27,530
283	RWE AG	31,840
397	Siemens AG (Registered)	49,916
827	ThyssenKrupp AG	48,411
340	Volkswagen AG	70,405
	Total Germany	622,560
	Hong Kong — 2.1%
3,000	Bank of East Asia Ltd	16,721
10,000	BOC Hong Kong Holdings Ltd	24,037
1,000	Cheung Kong Holdings Ltd	14,702
5,000	CLP Holdings Ltd	34,432
1,600	Esprit Holdings Ltd	23,242
7,000	Foxconn International Holdings *	18,295
5,500	Hong Kong Electric Holdings Ltd	27,576
4,500	Hong Kong Exchanges and Clearing Ltd	83,044
2,000	Hutchison Whampoa Ltd	19,889
	Total Hong Kong	261,938
	Ireland — 0.8%
712	Allied Irish Banks Plc	18,149
1,042	Anglo Irish Bank Corp	19,449
2,297	Bank of Ireland	42,200
463	CRH Plc	20,016
	Total Ireland	99,814

See accompanying notes to the financial statements.

5

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Italy — 1.8%
6,518	ENI SPA	225,142
	Japan — 9.2%
300	Astellas Pharma Inc	13,906
1,000	Canon Inc	57,079
400	Chubu Electric Power Co Inc	10,662
300	Daito Trust Construction Co Ltd	14,139
3,000	Fuji Heavy Industries Ltd	12,575
2,800	Honda Motor Co Ltd	92,030
4,000	Itochu Corp	43,196
300	JFE Holdings Inc	19,534
500	Kansai Electric Power Co Inc	11,681
6,000	Marubeni Corp	48,794
1,600	Mitsubishi Corp	44,909
1,000	Mitsubishi Estate Co Ltd	26,734
2,000	Mitsui & Co	41,574
1,000	Mitsui Fudosan Co Ltd	26,161
2,000	Mitsui OSK Lines Ltd	29,379
200	Nintendo Co Ltd	92,054
3,000	Nippon Oil Corp	25,242
7,000	Nippon Steel Corp	48,915
4,600	Nissan Motor Co	43,943
3	NTT Data Corp	14,513
12	NTT Docomo Inc	18,293
6,000	Osaka Gas Co Ltd	22,285
700	Seven & I Holdings Co Ltd	18,665
500	Shin-Etsu Chemical Co Ltd	36,149
300	Sony Corp	14,363
3,000	Sumitomo Corp	51,751
3,000	Sumitomo Metal Industries Ltd	15,131
1,000	Sumitomo Metal Mining Co Ltd	19,787
1,000	Sumitomo Realty & Development Co Ltd	32,704
1,300	Takeda Pharmaceutical Co Ltd	88,944
100	Tokyo Electron Ltd	7,158

See accompanying notes to the financial statements.

6

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,000	Tokyo Gas Co Ltd	9,937
1,000	TonenGeneral Sekiyu KK	9,905
1,700	Toyota Motor Corp	98,445
	Total Japan	1,160,537
	Netherlands — 2.2%
1,676	ABN Amro Holdings NV	77,892
881	Heineken NV	55,848
2,516	ING Groep NV	101,260
1,496	Koninklijke Ahold NV *	20,049
1,468	Koninklijke KPN NV	22,922
	Total Netherlands	277,971
	Norway — 1.5%
1,500	DnB NOR ASA	20,562
1,300	Orkla ASA	21,102
605	Petroleum Geo Services ASA *	14,213
3,400	Statoil ASA	97,824
1,600	Telenor ASA *	29,540
	Total Norway	183,241
	Portugal — 0.1%
2,169	Electricidade de Portugal SA	11,908
	Singapore — 4.1%
15,000	Capitaland Ltd	72,834
4,000	City Developments Ltd	39,207
4,000	DBS Group Holdings Ltd	52,570
4,000	Keppel Corp Ltd	33,575
7,000	Oversea-Chinese Banking Corp	39,351
4,000	Singapore Airlines Ltd	49,936
1,000	Singapore Exchange Ltd	6,407
17,000	Singapore Technologies Engineering Ltd	41,071
40,320	Singapore Telecommunications	96,431
6,000	United Overseas Bank Ltd	81,995
	Total Singapore	513,377

See accompanying notes to the financial statements.

7

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Spain — 2.6%
121	Acciona SA	30,366
529	ACS Actividades de Construccion y Servicios SA	29,115
1,173	Banco Santander Central Hispano SA	21,431
887	Iberdrola SA	49,200
726	Inditex SA	42,623
893	Repsol YPF SA	32,179
351	Sacyr Vallehermoso SA	13,908
4,276	Telefonica SA	106,334
	Total Spain	325,156
	Sweden — 2.4%
200	Alfa Laval AB	12,078
1,000	Atlas Copco AB Class B	15,899
1,100	Hennes & Mauritz AB Class B	62,189
1,300	Nordea AB	19,862
1,800	Sandvik AB	36,787
800	Scania AB Class B	18,667
800	Skandinaviska Enskilda Banken AB Class A	24,239
400	SSAB Svenskt Stal AB Series A	13,665
700	Swedbank AB	22,995
600	Tele2 AB Class B	10,992
3,500	TeliaSonera AB	27,357
2,500	Volvo AB Class B	43,356
	Total Sweden	308,086
	Switzerland — 2.7%
2,179	ABB Ltd	53,807
200	Alcon Inc	27,052
155	Nestle SA (Registered)	67,555
2,093	Novartis AG (Registered)	110,332
276	Zurich Financial Services AG	79,267
	Total Switzerland	338,013

See accompanying notes to the financial statements.

8

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 8.0%
1,231	AstraZeneca Plc	60,668
2,222	Barclays Plc	27,543
2,845	BG Group Plc	45,528
625	BHP Billiton Plc	18,328
3,237	BT Group Plc	20,644
6,817	Centrica Plc	53,130
2,220	GlaxoSmithKline Plc	57,934
1,832	HBOS Plc	32,565
1,838	HSBC Holdings Plc	33,234
1,422	Imperial Tobacco Group Plc	64,348
2,435	J Sainsbury Plc	27,259
1,474	Man Group Plc	14,731
1,808	Marks & Spencer Group Plc	22,854
1,414	National Grid Plc	21,191
666	Next Plc	26,031
378	Reckitt Benckiser Plc	20,612
910	Rio Tinto Plc	62,858
12,567	Royal Bank of Scotland Group	146,032
2,317	Royal Dutch Shell Group Class A (Amsterdam)	89,748
1,017	Scottish & Southern Energy Plc	29,142
5,300	Tesco Plc	45,565
4,007	William Morrison Supermarkets Plc	23,223
1,132	Xstrata Plc	66,602
	Total United Kingdom	1,009,770
	United States — 42.5%
300	3M Co.	27,297
200	Abercrombie & Fitch Co.-Class A	15,740
400	Adobe Systems, Inc. *	17,100
400	Aetna, Inc.	20,364
200	Air Products & Chemicals, Inc.	18,002
300	Akamai Technologies, Inc. *	9,666
600	Allstate Corp. (The)	32,850
500	Amazon.com, Inc. *	39,955

See accompanying notes to the financial statements.

9

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
300	AMBAC Financial Group, Inc.	18,846
400	American Express Co.	23,448
1,300	American International Group, Inc.	85,800
800	AmerisourceBergen Corp.	38,280
1,700	Amgen, Inc. *	85,187
400	Anheuser-Busch Cos., Inc.	19,760
500	Apache Corp.	38,690
800	Apple, Inc. *	110,784
600	Avon Products, Inc.	20,610
500	Baxter International, Inc.	27,380
800	Bed Bath & Beyond, Inc. *	27,712
300	Boeing Co.	29,010
2,400	Boston Scientific Corp. *	30,792
800	Capital One Financial Corp.	51,728
300	CDW Corp. *	25,821
300	Centex Corp.	8,673
1,000	Chesapeake Energy Corp.	32,260
1,700	Chevron Corp.	149,192
3,300	Cisco Systems, Inc. *	105,336
400	Coach, Inc. *	17,812
1,000	Coca-Cola Co. (The)	53,730
200	Cognizant Technologies Solutions Corp.-Class A *	14,702
400	Colgate-Palmolive Co.	26,528
1,650	Comcast Corp.-Class A *	43,048
2,642	ConocoPhillips	216,353
200	Constellation Energy Group, Inc.	16,588
800	Countrywide Financial Corp.	15,880
300	CSX Corp.	12,300
1,000	D.R. Horton, Inc.	15,110
300	Danaher Corp.	23,298
300	Deere & Co.	40,818
2,500	Dell, Inc. *	70,625
1,300	Direct TV Group (The) *	30,329
400	Discover Financial Services *	9,256

See accompanying notes to the financial statements.

10

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,100	eBay, Inc. *	37,510
100	Energizer Holdings, Inc. *	10,593
200	Entergy Corp.	20,724
100	Everest Re Group Ltd.	10,188
400	Express Scripts, Inc. *	21,900
1,600	Exxon Mobil Corp.	137,168
1,400	Fannie Mae	91,854
386	Fidelity National Title Group, Inc.-Class A	7,021
300	Franklin Resources, Inc.	39,531
200	Freeport-McMoran Copper & Gold Inc.	17,484
1,400	Gap (The), Inc.	26,264
600	Genentech, Inc. *	44,886
400	Gilead Sciences, Inc. *	14,548
300	Goldman Sachs Group, Inc.	52,803
200	Google, Inc.-Class A *	103,050
800	Harley-Davidson, Inc.	43,032
2,200	Hewlett-Packard Co.	108,570
3,700	Home Depot, Inc.	141,747
300	Honeywell International, Inc.	16,845
400	Illinois Tool Works, Inc.	23,268
100	IntercontinentalExchange, Inc. *	14,587
1,200	International Business Machines Corp.	140,028
3,800	Johnson & Johnson	234,802
2,000	JPMorgan Chase & Co.	89,040
300	KB Home	9,102
900	King Pharmaceuticals, Inc. *	13,527
400	Kohls Corp. *	23,720
600	Kroger Co.	15,948
400	Lehman Brothers Holdings, Inc.	21,932
500	Lennar Corp.-Class A	14,135
400	Lockheed Martin Corp.	39,656
2,500	Lowe's Cos., Inc.	77,650
400	Marathon Oil Corp.	21,556
400	Marriott International, Inc.-Class A	17,768

See accompanying notes to the financial statements.

11

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
200	Mastercard, Inc.	27,398
1,500	McDonald's Corp.	73,875
200	McGraw-Hill, Inc.	10,092
200	McKesson Corp.	11,442
200	Medco Health Solutions, Inc. *	17,090
700	Medtronic, Inc.	36,988
500	Merck & Co., Inc.	25,085
700	Merrill Lynch & Co., Inc.	51,590
500	MetLife, Inc.	32,025
300	MGIC Investment Corp.	9,048
300	MGM Mirage *	25,191
3,500	Microsoft Corp.	100,555
300	Mirant Corp. *	11,691
100	Molson Coors Brewing Co.-Class B	8,946
300	Monsanto Co.	20,922
300	Moody's Corp.	13,755
800	Morgan Stanley	49,896
200	National Oilwell Varco, Inc. *	25,600
400	Nordstrom, Inc.	19,240
700	Nvidia Corp. *	35,812
800	Occidental Petroleum Corp.	45,352
5,000	Oracle Corp. *	101,400
200	Overseas Shipholding Group, Inc.	14,280
400	Paccar, Inc.	34,220
300	Pepsi Bottling Group, Inc.	10,377
9,200	Pfizer, Inc.	228,528
66	Pharmericap Corp. *	1,170
300	Praxair, Inc.	22,698
300	Precision Castparts Corp.	39,093
900	Procter & Gamble Co.	58,779
400	Prudential Financial, Inc.	35,912
900	Pulte Homes, Inc.	14,976
600	Qualcomm, Inc.	23,934

See accompanying notes to the financial statements.

12

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United States — continued
300	Radian Group, Inc.	5,292
500	Safeway, Inc.	15,865
1,000	Schering-Plough Corp.	30,020
500	Schlumberger Ltd.	48,250
300	Southern Copper Corp.	31,575
300	SPX Corp.	27,015
600	Stryker Corp.	40,080
500	Supervalu, Inc.	21,075
1,900	Symantec Corp. *	35,739
300	Target Corp.	19,779
200	Tesoro Corp.	9,866
800	Texas Instruments, Inc.	27,392
400	Thermo Fisher Scientific, Inc. *	21,692
400	Toll Brothers, Inc. *	8,544
100	Transocean, Inc. *	10,509
800	Tyson Foods, Inc.-Class A	17,240
100	Union Pacific Corp.	11,157
100	United States Steel Corp.	9,448
600	United Technologies Corp.	44,778
300	UnitedHealth Group, Inc.	15,003
400	Valero Energy Corp.	27,404
100	Vulcan Materials Co.	9,001
800	Walgreen Co.	36,056
600	Wal-Mart Stores, Inc.	26,178
800	Walt Disney Co. (The)	26,880
400	Waste Management, Inc.	15,068
300	WellPoint, Inc. *	24,177
300	Wyeth	13,890
300	YRC Worldwide, Inc. *	9,243
500	Zimmer Holdings, Inc. *	39,165
	Total United States	5,333,438
	TOTAL COMMON STOCKS (COST $10,570,527)	12,119,847

See accompanying notes to the financial statements.

13

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.8%
	Germany — 0.8%
309	Henkel KGaA 1.33%	15,993
13	Porsche AG (Non Voting) 0.46%	23,247
535	Volkswagen AG 1.39%	66,544
	Total Germany	105,784
	TOTAL PREFERRED STOCKS (COST $45,442)	105,784
	SHORT-TERM INVESTMENTS — 0.8%
100,000	Royal Bank of Canada Time Deposit, 5.13%, due 09/04/07	100,000
	TOTAL SHORT-TERM INVESTMENTS (COST $100,000)	100,000
	TOTAL INVESTMENTS — 98.1% (Cost $10,715,969)	12,325,631
	Other Assets and Liabilities (net) — 1.9%	236,967
	TOTAL NET ASSETS — 100.0%	$12,562,598

See accompanying notes to the financial statements.

14

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	CAD	475,963	$451,344	$318
11/20/07	CHF	503,295	419,022	(1,136)
11/20/07	JPY	107,005,054	933,990	(7,625)
11/20/07	NZD	89,533	62,441	444
11/20/07	SEK	1,258,584	183,137	598
11/20/07	SGD	328,899	217,021	348
			$2,266,955	$(7,053)
Sales
11/20/07	AUD	228,190	$186,320	$(3,376)
11/20/07	DKK	275,000	50,452	626
11/20/07	DKK	567,842	104,176	(1,159)
11/20/07	EUR	596,698	815,181	(9,036)
11/20/07	GBP	252,386	508,060	(8,063)
11/20/07	HKD	1,082,641	139,063	(320)
11/20/07	JPY	6,841,000	59,712	(896)
11/20/07	NOK	236,000	40,529	528
11/20/07	NOK	629,420	108,093	(1,819)
			$2,011,586	$(23,515)

Notes to Schedule of Investments:

*  Non-income producing security.

As of August 31, 2007, 51.97% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

15

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $10,715,969) (Note 2)	$12,325,631
Cash	97,415
Foreign currency, at value (cost $193,240) (Note 2)	181,217
Dividends and interest receivable	24,026
Foreign taxes receivable	5,111
Unrealized appreciation on open forward currency contracts (Note 2)	2,862
Receivable for expenses reimbursed by Manager (Note 3)	19,251
Total assets	12,655,513
Liabilities:
Payable to affiliate for (Note 3):
Management fee	4,893
Shareholder service fee	1,562
Unrealized depreciation on open forward currency contracts (Note 2)	33,430
Accrued expenses	53,030
Total liabilities	92,915
Net assets	$12,562,598
Net assets consist of:
Paid-in capital	$997,510
Accumulated undistributed net investment income	81,320
Accumulated net realized gain	9,916,365
Net unrealized appreciation	1,567,403
$12,562,598
Net assets attributable to:
Class III shares	$12,562,598
Shares outstanding:
Class III	483,550
Net asset value per share:
Class III	$25.98

See accompanying notes to the financial statements.

16

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $19,722)	$192,155
Interest	5,206
Securities lending income	3,083
Total investment income	200,444
Expenses:
Management fee (Note 3)	33,112
Shareholder service fee – Class III (Note 3)	10,568
Custodian and fund accounting agent fees	40,952
Transfer agent fees	13,800
Audit and tax fees	34,224
Legal fees	184
Trustees fees and related expenses (Note 3)	8
Registration fees	92
Total expenses	132,940
Fees and expenses reimbursed by Manager (Note 3)	(89,252)
Net expenses	43,688
Net investment income (loss)	156,756
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	9,688,288
Closed futures contracts	94,394
Foreign currency, forward contracts and foreign currency related transactions	137,543
Net realized gain (loss)	9,920,225
Change in net unrealized appreciation (depreciation) on:
Investments	(9,964,966)
Open futures contracts	(102,607)
Foreign currency, forward contracts and foreign currency related transactions	(63,785)
Net unrealized gain (loss)	(10,131,358)
Net realized and unrealized gain (loss)	(211,133)
Net increase (decrease) in net assets resulting from operations	$(54,377)

See accompanying notes to the financial statements.

17

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$156,756	$794,292
Net realized gain (loss)	9,920,225	3,889,761
Change in net unrealized appreciation (depreciation)	(10,131,358)	3,319,656
Net increase (decrease) in net assets from operations	(54,377)	8,003,709
Distributions to shareholders from:
Net investment income
Class III	—	(474,914)
Net realized gains
Class III	(1,310,484)	(8,279,516)
	(1,310,484)	(8,754,430)
Net share transactions (Note 7):
Class III	(56,304,887)	18,749,599
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	7,677	30,368
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(56,297,210)	18,779,967
Total increase (decrease) in net assets	(57,662,071)	18,029,246
Net assets:
Beginning of period	70,224,669	52,195,423
End of period (including accumulated undistributed net investment income of $81,320 and distributions in excess of net investment income of $75,436, respectively)	$12,562,598	$70,224,669

See accompanying notes to the financial statements.

18

GMO Global Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007	2006	2005(a)
Net asset value, beginning of period	$24.59		$25.13	$22.67	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.31	0.33	0.15
Net realized and unrealized gain (loss)	1.64		2.56	2.72	2.79
Total from investment operations	1.93		2.87	3.05	2.94
Less distributions to shareholders:
From net investment income	—		(0.17)	(0.10)	(0.27)
From net realized gains	(0.54)		(3.24)	(0.49)	—
Total distributions	(0.54)		(3.41)	(0.59)	(0.27)
Net asset value, end of period	$25.98		$24.59	$25.13	$22.67
Total Return(b)	8.00	%**	12.45%	13.61%	14.72	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$12,563		$70,225	$52,195	$57,960
Net expenses to average daily net assets	0.62	%*	0.62%	0.62%	0.62	%*
Net investment income to average daily net assets	2.22	%*	1.27%	1.40%	1.17	%*
Portfolio turnover rate	16	%**	43%	53%	40	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	1.27	%*	0.37%	0.34%	0.51	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01	$0.02	—	(c)

(a)  Period from July 20, 2004 (commencement of operations) through February 28, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  For the period ended February 28, 2005, the Fund received no purchase premiums or redemption fees.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Global Growth Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") World Growth Index. The Fund typically makes equity investments in companies from the world's developed countries, including the U.S.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated

20

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each

21

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of

22

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

23

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

24

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$10,819,161	$1,892,834	$(386,364)	$1,506,470

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2007, the Fund had realized gross gains attributed to redemption in-kind transactions of $10,658,015.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchase and redemption of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares are each 0.30% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the period ended

25

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

August 31, 2007 and the year ended February 28, 2007, the Fund received $7,677 and $30,368 in purchase premiums respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

26

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.47% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act)), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) exceed 0.47% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $8 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $3,214,560 and $59,757,909, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

27

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 98.89% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.08% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,256	$77,498	411,925	$10,092,340
Shares issued to shareholders in reinvestment of distributions	54,400	1,310,484	367,063	8,657,259
Shares repurchased	(2,430,021)	(57,692,869)	—	—
Purchase premiums and redemption fees	—	7,677	—	30,368
Net increase (decrease)	(2,372,365)	$(56,297,210)	778,988	$18,779,967

28

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

29

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

30

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

31

GMO Global Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.62%	$1,000.00	$1,080.00	$3.24
2) Hypothetical	0.62%	$1,000.00	$1,022.02	$3.15

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

32

GMO Taiwan Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Taiwan Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.5%
Short-Term Investments	4.5
Other	2.0
100.0%
Industry Sector Summary	% of Equity Investments
Information Technology	51.4%
Materials	20.4
Financials	10.7
Consumer Discretionary	7.0
Telecommunication Services	5.3
Industrials	3.6
Energy	1.1
Consumer Staples	0.5
100.0%

1

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.5%
	Taiwan — 93.5%
114,908	Acer Inc	202,089
1,188,676	Advantech Co Ltd	3,601,461
126,000	Altek Corp *	278,976
566,000	Arima Computer Corp *	138,179
3,935,758	Asia Cement Corp	5,520,795
4,425,452	Asustek Computer Inc	13,206,796
1,288,180	Cheng Loong Corp	503,366
1,468,280	Chi Mei Optoelectronics Corp	1,486,633
7,702,000	China Bills Finance Corp *	1,879,265
11,876,848	China Development Financial Holding Corp	4,843,307
333,000	China Manmade Fibers *	126,731
307,530	China Motor Corp	272,718
463,000	China Petrochemical Development Corp *	207,149
10,567,290	China Steel Corp	14,367,896
2,164,000	Chunghwa Picture Tubes Ltd *	556,305
5,206,982	Chunghwa Telecom Co Ltd	9,253,990
5,946	Chunghwa Telecom Co Ltd ADR	104,174
1,722,000	CMC Magnetics Corp *	756,308
1,616,375	Compal Electronics Inc	1,789,430
3,665,700	Continental Engineering Corp	2,124,462
59,302	DFI	177,131
259,403	Dimerco Express Taiwan Corp	424,723
6,740,160	D-Link Corp	14,878,862
431,570	Elite Semiconductor Memory Technology Inc	1,192,891
5,494,720	Eternal Chemical Co Ltd	6,397,136
160,667	Everlight Electronics Co	697,920
8,445,840	Far Eastern Department Stores Ltd	8,426,184
5,226,027	Far Eastern International Bank	2,336,050
3,425,025	Far Eastern Textile Co Ltd	4,027,653
725,000	Farglory Developers Co *	1,525,679
1,991,402	Federal Corp	1,354,238
227,000	Feng Hsin Iron & Steel	306,376

See accompanying notes to the financial statements.

2

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
4,348,169	Formosa Chemicals & Fibre Co	10,588,424
1,247,077	Formosa Petrochemical Corp	3,473,091
6,023,424	Formosa Plastics Corp	14,963,408
2,860,260	Formosa Taffeta Co Ltd	3,249,082
33,000	Gemtek Technology Corp	81,914
1,060,000	Gigabyte Technology Co Ltd	965,795
978,841	Goldsun Development & Construction Co Ltd	554,187
2,154,000	Grand Pacific Petrochem *	825,524
1,901,000	Hannstar Display Corp *	510,678
1,965	High Tech Computer Corp	26,694
4,602,553	Hon Hai Precision Industry Co Ltd	34,156,885
1,774,000	Hotai Motor Company Ltd	4,542,537
685,000	Hsinchu International Bank *	504,409
1,164,620	Innolux Display Corp	4,944,172
6,404,858	Inventec Co Ltd	4,077,449
2,247,920	KGI Securities Co Ltd	1,079,574
171,895	Kings Town Construction *	125,013
2,611,093	Kinpo Electronics	997,659
195,800	Kinsus Interconnect Technology Corp	675,649
162,400	Lee Chang Yung Chem Industries *	206,510
319,555	Les Enphants Co Ltd	311,360
570,150	Lite-On Technology Corp	899,586
1,509,789	MediaTek Inc	25,519,648
4,751,000	Mega Financial Holdings Co Ltd	2,957,973
161,000	Mercuries & Associates Ltd	115,845
97,038	Micro-Star International Co Ltd	100,105
100,367	Mitac International Corp	125,282
2,087,810	Mosel Vitelic Inc	2,468,304
1,800,000	Nan Ya Plastics Corp	4,367,962
7,000	Nien Hsing Textile Co Ltd	4,882
308,269	Nien Made Enterprise	377,373
1,032,000	Optimax Technology Corp *	468,481
1,287,000	Orient Semiconductor Electronics Ltd *	467,255
2,160,931	Oriental Union Chemical	2,194,661
118,800	PixArt Imaging Inc	1,057,194

See accompanying notes to the financial statements.

3

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
3,993,191	Powerchip Semiconductor Corp	1,967,554
7,775,000	Prodisc Technology Inc *	1,793,763
2,045,000	Promos Technologies Inc	631,595
1,680,631	Quanta Computer Inc	2,734,443
802,994	Realtek Semiconductor Corp	3,929,364
162,150	Richtek Technology Corp	1,783,526
1,965,802	Sampo Corp *	406,564
1,405,552	Shin Kong Financial Holdings	1,369,054
783,521	Shinkong Synthetic Fibers *	293,146
2,260,738	Siliconware Precision Industries Co	4,612,577
332,000	Sincere Navigation Corp	703,004
19,948	Sino American Silicon Products Inc	173,743
255,150	Synnex Technology International Corp	703,196
36,650	Systex Corp	50,225
225,232	Taichung Commercial Bank *	92,196
5,665,634	Taishin Financial Holdings Co Ltd *	2,839,581
6,313,000	Taiwan Cellular Corp	8,032,661
301,889	Taiwan Cement Corp	388,473
288,000	Taiwan Fertilizer Co Ltd	591,484
218,000	Taiwan Pulp & Paper Corp *	72,735
13,726,471	Taiwan Semiconductor Manufacturing Co Ltd	26,061,369
5,395	Taiwan Semiconductor Manufacturing Co Ltd ADR	53,518
2,802,000	Taiwan TEA Corp *	1,558,073
760,000	Ton Yi Industrial Corp	432,258
112,000	Transcend Information Inc	421,228
213,180	Tripod Technology Corp	881,977
181,607	Tsann Kuen Enterprises Co Ltd *	243,454
235,900	TSRC Corp	326,874
1,119,000	Tung Ho Steel Enterprise	1,501,844
82,192	TXC Corp	173,819
516,000	U-Ming Marine Transport Co *	1,539,689
657,900	Unimicron Technology Corp	1,032,456
190,000	USI Corp	82,244
3,016,578	Walsin Lihwa Corp	1,481,835
1,697,209	Wan Hai Lines Ltd	1,198,065

See accompanying notes to the financial statements.

4

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Taiwan — continued
4,060,620	Waterland Financial Holdings	1,255,519
2,165,000	Wintek Corp	2,481,844
497,093	Wistron Corp	903,421
2,968,195	Ya Hsin Industrial Co Ltd * (a)	899
423,000	Yang Ming Marine Transport *	298,833
4,044,600	Yieh Phui Enterprise	1,791,047
24,479,000	Yuanta Financial Holding Co Ltd *	13,959,558
3,029,411	Yulon Motor Co Ltd	3,312,661
706,506	Zyxel Communications Corp	1,228,774
	Total Taiwan	326,339,581
	TOTAL COMMON STOCKS (COST $268,050,552)	326,339,581
	SHORT-TERM INVESTMENTS — 4.5%
15,600,000	Bank of Montreal Time Deposit, 5.05%, due 09/04/07	15,600,000
	TOTAL SHORT-TERM INVESTMENTS (COST $15,600,000)	15,600,000
	TOTAL INVESTMENTS — 98.0% (Cost $283,650,552)	341,939,581
	Other Assets and Liabilities (net) — 2.0%	6,928,599
	TOTAL NET ASSETS — 100.0%	$348,868,180

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*  Non-income producing security.

(a)  Bankrupt issuer.

As of August 31, 2007, 93.35% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

5

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $283,650,552) (Note 2)	$341,939,581
Foreign currency, at value (cost $5,117,775) (Note 2)	5,115,750
Dividends and interest receivable	2,370,144
Total assets	349,425,475
Liabilities:
Due to custodian	15,353
Payable to affiliate for (Note 3):
Management fee	232,167
Shareholder service fee	42,994
Trustees and Chief Compliance Officer of GMO Trust fees	556
Accrued expenses	266,225
Total liabilities	557,295
Net assets	$348,868,180
Net assets consist of:
Paid-in capital	$250,362,194
Accumulated undistributed net investment income	7,252,218
Accumulated net realized gain	32,972,557
Net unrealized appreciation	58,281,211
$348,868,180
Net assets attributable to:
Class III shares	$348,868,180
Shares outstanding:
Class III	10,322,858
Net asset value per share:
Class III	$33.80

See accompanying notes to the financial statements.

6

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $2,238,015)	$9,102,777
Interest	192,909
Total investment income	9,295,686
Expenses:
Management fee (Note 3)	1,311,757
Shareholder service fee – Class III (Note 3)	242,918
Custodian and fund accounting agent fees	416,944
Transfer agent fees	13,800
Audit and tax fees	37,444
Legal fees	3,588
Trustees fees and related expenses (Note 3)	7,764
Miscellaneous	2,576
Total expenses	2,036,791
Net investment income (loss)	7,258,895
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	33,203,492
Net increase from payments by affiliates (Note 3)	56,687
Foreign currency, forward contracts and foreign currency related transactions	88,454
Net realized gain (loss)	33,348,633
Change in net unrealized appreciation (depreciation) on:
Investments	9,102,780
Foreign currency, forward contracts and foreign currency related transactions	(7,823)
Net unrealized gain (loss)	9,094,957
Net realized and unrealized gain (loss)	42,443,590
Net increase (decrease) in net assets resulting from operations	$49,702,485

See accompanying notes to the financial statements.

7

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,258,895	$4,701,705
Net realized gain (loss)	33,348,633	34,885,028
Change in net unrealized appreciation (depreciation)	9,094,957	9,642,412
Net increase (decrease) in net assets from operations	49,702,485	49,229,145
Distributions to shareholders from:
Net investment income
Class III	—	(4,289,930)
Net realized gains
Class III	(23,282,560)	(18,170,015)
	(23,282,560)	(22,459,945)
Net share transactions (Note 7):
Class III	5,423,803	(1,464,219)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	137,756	331,242
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	5,561,559	(1,132,977)
Total increase (decrease) in net assets	31,981,484	25,636,223
Net assets:
Beginning of period	316,886,696	291,250,473
End of period (including accumulated undistributed net investment income of $7,252,218 and distributions in excess of net investment income of $6,677, respectively)	$348,868,180	$316,886,696

See accompanying notes to the financial statements.

8

GMO Taiwan Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003(a)
Net asset value, beginning of period	$30.98		$28.34	$26.79	$29.67	$20.28	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.73		0.46	0.52	0.13	(0.10)	(0.12)
Net realized and unrealized gain (loss)	4.51		4.32	1.91	(1.45)	10.03	0.40
Total from investment operations	5.24		4.78	2.43	(1.32)	9.93	0.28
Less distributions to shareholders:
From net investment income	—		(0.39)	(0.59)	—	(0.02)	—
From net realized gains	(2.42)		(1.75)	(0.29)	(1.56)	(0.52)	—
Total distributions	(2.42)		(2.14)	(0.88)	(1.56)	(0.54)	—
Net asset value, end of period	$33.80		$30.98	$28.34	$26.79	$29.67	$20.28
Total Return(b)	16.77	%(c)**	17.12%	9.13%	(3.82)%	49.53%	1.40	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$348,868		$316,887	$291,250	$224,466	$181,313	$41,167
Net expenses to average daily net assets	1.26	%*	1.26%	1.28%	1.34%	1.36%	1.76	%*
Net investment income to average daily net assets	2.25	%(d)**	1.56%	1.95%	0.53%	(0.40)%	(1.43	)%*
Portfolio turnover rate	32	%**	41%	31%	88%	86%	50	%**
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.03	$0.04	$0.05	$0.04	$0.01

(a)  Period from October 4, 2002 (commencement of operations) through February 28, 2003.

(b)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholders and assumes the effect of reinvested distributions.

(c)  The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager's reimbursement of such losses, had no effect on the total return.

(d)  The ratio for the six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Taiwan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI Taiwan Index. The Fund typically makes equity investments in companies doing business in, or otherwise tied economically to, Taiwan.

Shares of the Fund are not publicly offered and are principally available to other GMO funds and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

10

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price,

11

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

12

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

13

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund is currently subject to a Taiwanese security transaction tax of 0.3% of the transaction amount on equities, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

14

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$283,957,648	$68,335,060	$(10,353,127)	$57,981,933

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Taiwanese companies typically declare dividends in the Fund's third calendar quarter of each year. As a result, the Fund receives substantially more dividend income in the first half of its fiscal year.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases of Fund shares is 0.15% of the amount invested. In the case of cash redemptions, the fee is currently 0.45% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in the

15

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $14,364 and $55,783 in purchase premiums and $123,392 and $275,459 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The Taiwanese markets are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings. The Fund may concentrate investments in the securities of a small number of issuers. As a result, the value of the Fund's shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

16

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for class III shares.

The Fund's portion of the fees paid by the Trust to the independent Trustees and the Chief Compliance Officer ("CCO") during the period ended August 31, 2007 was $7,304 and $920, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

The Manager compensated the Fund $56,687 in connection with a purchase of securities in excess of amounts permitted under the Fund's investment restrictions.

4.  Purchases and sales of securities

Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $99,236,903 and $122,872,155, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

17

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 98.83% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	293,462	$9,561,636	1,278,137	$38,531,217
Shares issued to shareholders in reinvestment of distributions	675,444	23,282,560	735,687	22,459,945
Shares repurchased	(876,355)	(27,420,393)	(2,060,006)	(62,455,381)
Purchase premiums and redemption fees	—	137,756	—	331,242
Net increase (decrease)	92,551	$5,561,559	(46,182)	$(1,132,977)

18

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and

19

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

20

GMO Taiwan Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.26%	$1,000.00	$1,167.70	$6.87
2) Hypothetical	1.26%	$1,000.00	$1,018.80	$6.39

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

21

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.5%
Short-Term Investments	4.2
Futures	1.3
Options Purchased	0.5
Loan Participations	0.1
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.2)
Forward Currency Contracts	(0.4)
Reverse Repurchase Agreements	(0.4)
Swaps	(0.6)
Other	(0.1)
100.0%
Country/Region Summary**	% of Investments
Euro Region	91.8%
Sweden	22.5
Switzerland	10.7
Australia	10.4
Canada	5.7
United Kingdom	4.6
Emerging	2.9
Japan	(19.2)
United States	(29.4)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value / Principal Amount / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 7.8%
		United States — 7.8%
		U.S. Government
USD	19,055,400	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,323,366
		TOTAL DEBT OBLIGATIONS (COST $19,647,036)	19,323,366
		OPTIONS PURCHASED — 0.2%
		Currency Options — 0.2%
EUR	8,800,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	434,407
JPY	1,820,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	23,842
		Total Currency Options	458,249
		TOTAL OPTIONS PURCHASED (COST $351,868)	458,249
		MUTUAL FUNDS — 92.5%
		United States — 92.5%
		Affiliated Issuers
	694,341	GMO Emerging Country Debt Fund, Class III	7,221,151
	6,679,798	GMO Short-Duration Collateral Fund	172,472,374
	5,496	GMO Special Purpose Holding Fund (c) (d)	7,914
	1,883,979	GMO World Opportunity Overlay Fund	49,661,675
		Total United States	229,363,114
		TOTAL MUTUAL FUNDS (COST $228,328,268)	229,363,114

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
1,005,892	Merrimac Cash Series - Premium Class	1,005,892
	TOTAL SHORT-TERM INVESTMENTS (COST $1,005,892)	1,005,892
	TOTAL INVESTMENTS — 100.9% (Cost $249,333,064)	250,150,621
	Other Assets and Liabilities (net) — (0.9%)	(2,214,784)
	TOTAL NET ASSETS — 100.0%	$247,935,837

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/11/07	CHF	34,000,000	$28,143,102	$123,453
9/11/07	CHF	13,600,000	11,257,241	970
9/11/07	CHF	6,100,000	5,049,204	2,551
9/11/07	CHF	17,000,000	14,071,551	(154,114)
9/11/07	CHF	4,300,000	3,559,275	(37,516)
9/25/07	EUR	1,200,000	1,636,271	(9,959)
9/04/07	GBP	12,200,000	24,598,250	541,424
9/04/07	GBP	600,000	1,209,750	15,276
11/06/07	GBP	3,400,000	6,846,846	19,646
10/02/07	JPY	1,095,000,000	9,494,351	233,292
10/02/07	JPY	1,310,000,000	11,358,538	(63,969)
10/02/07	JPY	530,000,000	4,595,439	(55,528)
9/18/07	NZD	18,500,000	12,972,262	(1,074,325)
9/18/07	NZD	3,000,000	2,103,610	(297,779)
			$136,895,690	$(756,578)
Sales
10/16/07	AUD	9,600,000	$7,847,844	$369,756
10/16/07	AUD	2,000,000	1,634,968	61,512
10/16/07	AUD	3,300,000	2,697,696	81,300
10/23/07	CAD	6,300,000	5,971,401	11,107
9/11/07	CHF	1,600,000	1,324,381	6,621
9/11/07	CHF	1,900,000	1,572,703	8,311
9/25/07	EUR	36,600,000	49,906,257	545,532
9/25/07	EUR	900,000	1,227,203	8,713
9/25/07	EUR	3,200,000	4,363,389	22,160
9/25/07	EUR	1,500,000	2,045,338	(21,726)
9/04/07	GBP	4,200,000	8,468,250	32,311
9/04/07	GBP	3,300,000	6,653,625	52,174
9/04/07	GBP	1,900,000	3,830,875	30,955
9/04/07	GBP	3,400,000	6,855,250	(18,870)
10/02/07	JPY	7,090,000,000	61,474,836	(2,870,108)
10/02/07	JPY	100,000,000	867,064	(28,693)
9/18/07	NZD	1,600,000	1,121,925	122,339
9/18/07	NZD	1,600,000	1,121,925	126,683
9/18/07	NZD	3,200,000	2,243,851	257,637
9/18/07	NZD	13,200,000	9,255,885	844,106
			$180,484,666	$(358,180)

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation
10/09/07	EUR	400,000	NOK	3,189,000	$1,780
10/09/07	EUR	13,100,000	NOK	104,782,970	117,207
10/30/07	SEK	21,528,000	EUR	2,300,000	10,369
					$129,356

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
80	Australian Government Bond 10 Yr.	September 2007	$6,581,805	$144,994
204	Australian Government Bond 3 Yr.	September 2007	16,608,478	116,860
129	Canadian Government Bond 10 Yr.	December 2007	13,629,290	(54,137)
456	Euro BOBL	September 2007	67,103,618	1,067,955
970	Euro Bund	September 2007	150,333,687	3,308,839
1,000	Federal Fund 30 day	September 2007	395,885,835	(7,521)
65	UK Gilt Long Bond	December 2007	14,029,571	37,811
				$4,614,801
Sales
37	Japanese Government Bond 10 Yr. (TSE)	September 2007	$43,250,280	$(982,676)
101	U.S. Long Bond (CBT)	December 2007	11,267,812	(90,306)
120	U.S. Treasury Note 10 Yr.	December 2007	13,085,625	(85,732)
243	U.S. Treasury Note 2 Yr. (CBT)	December 2007	50,095,969	(92,411)
65	U.S. Treasury Note 5 Yr. (CBT)	December 2007	6,935,703	(42,884)
				$(1,294,009)

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
129,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(177,483)
35,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(118,522)
42,000,000	SEK	9/19/2012	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	(142,227)
30,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(101,590)
1,400,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(25,152)
18,500,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(332,369)
13,300,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(238,946)
4,100,000	AUD	9/17/2017	JP Morgan Chase Bank	Receive	6.83%	6 month AUD BBSW	48,031
34,900,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(208,826)
					Premiums to (Pay) Receive	$652,070	$(1,297,084)

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(c)  Bankrupt issuer.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $21,004,796) (Note 2)	$20,787,507
Investments in affiliated issuers, at value (cost $228,328,268) (Notes 2 and 8)	229,363,114
Foreign currency, at value (cost $332,602) (Note 2)	327,085
Interest receivable	108,826
Unrealized appreciation on open forward currency contracts (Note 2)	3,647,185
Receivable for open swap contracts (Note 2)	48,031
Receivable for expenses reimbursed by Manager (Note 3)	16,758
Total assets	254,298,506
Liabilities:
Payable to affiliate for (Note 3):
Management fee	53,334
Shareholder service fee	32,000
Trustees and Chief Compliance Officer of GMO Trust fees	433
Unrealized depreciation on open forward currency contracts (Note 2)	4,632,587
Payable for open swap contracts (Note 2)	1,345,115
Payable for variation margin on open futures contracts (Note 2)	204,171
Accrued expenses	95,029
Total liabilities	6,362,669
Net assets	$247,935,837
Net assets consist of:
Paid-in capital	$257,046,680
Distributions in excess of net investment income	(17,593,829)
Accumulated net realized gain	5,980,570
Net unrealized appreciation	2,502,416
$247,935,837
Net assets attributable to:
Class III shares	$247,935,837
Shares outstanding:
Class III	27,499,106
Net asset value per share:
Class III	$9.02

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,361,761
Interest	810,745
Total investment income	2,172,506
Expenses:
Management fee (Note 3)	302,956
Shareholder service fee – Class III (Note 3)	181,774
Custodian, fund accounting agent and transfer agent fees	49,404
Audit and tax fees	33,488
Legal fees	3,404
Trustees fees and related expenses (Note 3)	1,247
Registration fees	736
Miscellaneous	1,472
Total expenses	574,481
Fees and expenses reimbursed by Manager (Note 3)	(87,032)
Indirectly incurred fees waived or borne by Manager (Note 3)	(15,855)
Shareholder service fee waived (Note 3)	(5,701)
Net expenses	465,893
Net investment income (loss)	1,706,613
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	69,784
Realized gains distributions from affiliated issuers (Note 8)	230,223
Closed futures contracts	(10,933,420)
Closed swap contracts	(808,525)
Foreign currency, forward contracts and foreign currency related transactions	(511,380)
Net realized gain (loss)	(11,953,318)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	154,417
Investments in affiliated issuers	98,627
Open futures contracts	7,240,148
Open swap contracts	(743,099)
Foreign currency, forward contracts and foreign currency related transactions	(1,524,129)
Net unrealized gain (loss)	5,225,964
Net realized and unrealized gain (loss)	(6,727,354)
Net increase (decrease) in net assets resulting from operations	$(5,020,741)

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,706,613	$10,998,262
Net realized gain (loss)	(11,953,318)	5,806,574
Change in net unrealized appreciation (depreciation)	5,225,964	(5,959,340)
Net increase (decrease) in net assets from operations	(5,020,741)	10,845,496
Distributions to shareholders from:
Net realized gains
Class III	—	(6,799,302)
Return of capital
Class III	—	(239,876)
	—	(7,039,178)
Net share transactions (Note 7):
Class III	(21,465,164)	(683,279,021)
Total increase (decrease) in net assets	(26,485,905)	(679,472,703)
Net assets:
Beginning of period	274,421,742	953,894,445
End of period (including distributions in excess of net investment income of $17,593,829 and $19,300,442, respectively)	$247,935,837	$274,421,742

See accompanying notes to the financial statements.

9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006		2005	2004	2003
Net asset value, beginning of period	$9.21		$9.04	$9.59		$9.16	$8.85	$9.04
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.17	0.18		0.14	0.06	0.09
Net realized and unrealized gain (loss)	(0.25)		0.15	0.39		0.44	0.76	0.32
Total from investment operations	(0.19)		0.32	0.57		0.58	0.82	0.41
Less distributions to shareholders:
From net investment income	—		—	(1.00	)(d)	(0.15)	(0.51)	(0.60)
From net realized gains	—		(0.14)	(0.12)		—	—	—
Return of capital	—		(0.01)	—		—	—	—
Total distributions	—		(0.15)	(1.12)		(0.15)	(0.51)	(0.60)
Net asset value, end of period	$9.02		$9.21	$9.04		$9.59	$9.16	$8.85
Total Return(b)	(2.06	)%**	3.58%	6.01%		6.35%	9.53%	4.81%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$247,936		$274,422	$953,894		$1,015,009	$222,872	$20,219
Net expenses to average daily net assets(c)	0.38	%*	0.39%	0.39%		0.39%	0.38%	0.40%
Net investment income to average daily net assets(a)	1.41	%*	1.93%	1.91%		1.51%	0.68%	0.97%
Portfolio turnover rate	27	%**	25%	49%		44%	36%	66%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.09	%*	0.06%	0.06%		0.09%	0.24%	0.51%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  Distributions from net investment income include amounts (approximately $0.49 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). The Fund typically invests in bonds included in the JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) and in securities and instruments with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest a substantial portion of its assets in shares of Short-Duration Collateral Fund; futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities), primarily through investment in shares of Emerging Country Debt Fund ("ECDF"). The Fund generally attempts to hedge at least 75% of the Fund's net foreign currency exposure into the U.S. dollar.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Special Purpose Holding Fund, GMO World Opportunity Overlay Fund and GMO Short-Duration Collateral Fund are not publicly available.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market

11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $33,663 in conjunction with a settlement agreement related to the default of those asset-backed securities.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at

12

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund

13

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

14

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for

15

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

16

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,192,006, expiring in 2009. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$249,888,221	$1,263,681	$(1,001,281)	$262,400

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments

17

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the

18

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.005%	0.048%	0.068%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $971 and $736, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration is paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2007, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$5,000,000
Investments (non-U.S. Government securities)	65,858,322	84,575,000

19

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 99.31% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.01% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts, and 85.70% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,110,611	$46,047,464	3,950,878	$35,845,055
Shares issued to shareholders in reinvestment of distributions	—	—	760,271	6,974,406
Shares repurchased	(7,423,648)	(67,512,628)	(80,460,422)	(726,098,482)
Net increase (decrease)	(2,313,037)	$(21,465,164)	(75,749,273)	$(683,279,021)

20

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$8,433,652	$295,607	$1,300,000	$99,047	$196,560	$7,221,151
GMO Short-Duration Collateral Fund	183,379,841	56,162,714	67,875,000	1,262,714	—	172,472,374
GMO Special Purpose Holding Fund	7,749	—	—	—	33,663	7,914
GMO World Opportunity Overlay Fund	55,039,560	9,400,000	15,400,000	—	—	49,661,675
Totals	$246,860,802	$65,858,321	$84,575,000	$1,361,761	$230,223	$229,363,114

21

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager

22

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's

23

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

24

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.45%	$1,000.00	$979.40	$2.24
2) Hypothetical	0.45%	$1,000.00	$1,022.87	$2.29

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

25

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.2%
Short-Term Investments	2.3
Swaps	0.1
Futures	0.0
Forward Currency Contracts	(0.0)
Other	2.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 20.7%
	U.S. Government Agency — 20.7%
128,322	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.18%, due 10/01/12	128,002
826,425	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.18%, due 10/01/12	824,367
753,582	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.57%, due 10/01/11	749,344
41,994	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 4.90%, due 05/01/14	41,784
275,175	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 6.06%, due 08/25/18	276,679
	Total U.S. Government Agency	2,020,176
	TOTAL DEBT OBLIGATIONS (COST $2,026,397)	2,020,176
	MUTUAL FUNDS — 77.9%
	Affiliated Issuers — 77.9%
293,445	GMO Short-Duration Collateral Fund	7,576,759
9,192	GMO Special Purpose Holding Fund (a) (b)	13,236
	TOTAL MUTUAL FUNDS (COST $7,557,468)	7,589,995
	TOTAL INVESTMENTS — 98.6% (Cost $9,583,865)	9,610,171
	Other Assets and Liabilities (net) — 1.4%	133,766
	TOTAL NET ASSETS — 100.0%	$9,743,937

See accompanying notes to the financial statements.

2

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security.

(a)  Bankrupt issuer.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

3

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,026,397) (Note 2)	$2,020,176
Investments in affiliated issuers, at value (cost $7,557,468) (Notes 2 and 8)	7,589,995
Cash	114,936
Receivable for investments sold	1,479
Interest receivable	33,844
Receivable for expenses reimbursed by Manager (Note 3)	8,196
Total assets	9,768,626
Liabilities:
Payable to affiliate for (Note 3):
Management fee	417
Shareholder service fee	1,254
Trustees and Chief Compliance Officer of GMO Trust fees	51
Accrued expenses	22,967
Total liabilities	24,689
Net assets	$9,743,937
Net assets consist of:
Paid-in capital	$13,926,158
Accumulated undistributed net investment income	73,897
Accumulated net realized loss	(4,282,424)
Net unrealized appreciation	26,306
$9,743,937
Net assets attributable to:
Class III shares	$9,743,937
Shares outstanding:
Class III	1,078,943
Net asset value per share:
Class III	$9.03

See accompanying notes to the financial statements.

4

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$70,717
Interest	106,557
Total investment income	177,274
Expenses:
Management fee (Note 3)	5,186
Shareholder service fee – Class III (Note 3)	15,558
Custodian, fund accounting agent and transfer agent fees	2,392
Audit and tax fees	16,744
Legal fees	4,876
Trustees fees and related expenses (Note 3)	108
Registration fees	1,104
Miscellaneous	184
Total expenses	46,152
Fees and expenses reimbursed by Manager (Note 3)	(25,208)
Net expenses	20,944
Net investment income (loss)	156,330
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(113,566)
Investments in affiliated issuers	364,906
Realized gains distributions from affiliated issuers (Note 8)	56,305
Net realized gain (loss)	307,645
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	104,283
Investments in affiliated issuers	(96,048)
Net unrealized gain (loss)	8,235
Net realized and unrealized gain (loss)	315,880
Net increase (decrease) in net assets resulting from operations	$472,210

See accompanying notes to the financial statements.

5

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$156,330	$1,648,053
Net realized gain (loss)	307,645	483,475
Change in net unrealized appreciation (depreciation)	8,235	(118,646)
Net increase (decrease) in net assets from operations	472,210	2,012,882
Distributions to shareholders from:
Net investment income
Class III	(80,941)	(1,646,299)
Net share transactions (Note 7):
Class III	(21,962,058)	1,493,876
Total increase (decrease) in net assets	(21,570,789)	1,860,459
Net assets:
Beginning of period	31,314,726	29,454,267
End of period (including accumulated undistributed net investment income of $73,897 and distributions in excess of net investment income of $1,492, respectively)	$9,743,937	$31,314,726

See accompanying notes to the financial statements.

6

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004		2003
Net asset value, beginning of period	$8.93		$8.82	$8.77	$8.75	$8.68		$9.62
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.47	0.27	0.23	0.12		0.08
Net realized and unrealized gain (loss)	0.08		0.11	0.07	(0.01)	0.07		(0.54)
Total from investment operations	0.15		0.58	0.34	0.22	0.19		(0.46)
Less distributions to shareholders:
From net investment income	(0.05)		(0.47)	(0.29)	(0.20)	(0.12)		(0.33)
From net realized gains	—		—	—	—	—		(0.15)
Return of capital	—		—	—	—	(0.00	)(b)	—
Total distributions	(0.05)		(0.47)	(0.29)	(0.20)	(0.12)		(0.48)
Net asset value, end of period	$9.03		$8.93	$8.82	$8.77	$8.75		$8.68
Total Return(c)	1.67	%**	6.62%	3.83%	2.49%	2.24%		(4.91)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$9,744		$31,315	$29,454	$29,607	$44,156		$55,316
Net expenses to average daily net assets(d)	0.20	%*	0.20%	0.20%	0.20%	0.21%		0.21%
Net investment income to average daily net assets(a)	1.51	%*	5.21%	3.01%	2.57%	1.36%		0.88%
Portfolio turnover rate	2	%**	12%	17%	101%	4%		43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.24	%*	0.14%	0.13%	0.10%	0.10%		0.08%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Return of capital distribution was less than $0.01.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Short-Duration Investment Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to provide current income. The Fund seeks to achieve this objective by investing a substantial portion of its assets in GMO Short-Duration Collateral Fund, which primarily invests in high quality U.S. and foreign floating rate fixed income securities, in particular asset-backed securities, issued by a wide range of private and government issuers. In addition, the Fund makes investments in high quality fixed income securities. The Fund's benchmark is the JPMorgan U.S. 3 Month Cash Index.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

8

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $56,305 in conjunction with a settlement agreement related to the default of those asset-backed securities.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the

9

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $500,299, $708 and $3,024,063 expiring in 2012, 2013 and 2014, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$10,126,147	$32,599	$(548,575)	$(515,976)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the

10

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expense indirectly incurred by investment in underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.05% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.001%	0.000%	0.000%	0.001%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $108 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

12

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

4.  Purchases and sales of securities

For the period ended August 31, 2007, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$3,202,617
Investments (non-U.S. Government securities)	410,717	19,081,524

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 46.63% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 12.20% of the Fund's shares were held by ten related parties comprised of certain GMO employee accounts, and 64.68% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	343,252	$3,089,088
Shares issued to shareholders in reinvestment of distributions	8,957	80,936	184,742	1,642,384
Shares repurchased	(2,438,384)	(22,042,994)	(360,524)	(3,237,596)
Net increase (decrease)	(2,429,427)	$(21,962,058)	167,470	$1,493,876

13

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$25,797,458	$410,717	$18,900,000	$70,717	$—	$7,576,759
GMO Special Purpose Holding Fund	12,961	—	—	—	56,305	13,236
Totals	$25,810,419	$410,717	$18,900,000	$70,717	$56,305	$7,589,995

14

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

15

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that the underlying funds do not charge any advisory fees. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

16

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

17

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.20%	$1,000.00	$1,016.70	$1.01
2) Hypothetical	0.20%	$1,000.00	$1,024.13	$1.02

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

18

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	0.0%
Other	100.0
100.0%

(a)  GMO SPV I, LLC is a 74.7% owned subsidiary of GMO Special Purpose Holding Fund.

1

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Description	Value ($)
DEBT OBLIGATIONS — 0.0% (a)
Asset-Backed Securities — 0.0%
Health Care Receivables — 0.0%
Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—
—
Total Asset-Backed Securities	—
TOTAL DEBT OBLIGATIONS (COST $0)	—
TOTAL INVESTMENTS — 0.0% (Cost $0)	—
Other Assets and Liabilities (net) — 100.0%	798,855
TOTAL NET ASSETS — 100.0%	$798,855

Notes to Schedule of Investments:

(a)  Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 74.7% subsidiary of GMO Special Purpose Holding Fund.

(b)  Security in default.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

2

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Assets:
Investments in affiliated issuers, at value (cost $0) (Note 2)	$385,629	$—	$—	$(385,629)	$—
Cash	499,248	631,101	—	—	1,130,349
Interest receivable	1,501	1,898	—	—	3,399
Receivable for expenses reimbursed by Manager (Note 3)	4,216	2,523	—	—	6,739
Total assets	890,594	635,522	—	(385,629)	1,140,487
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	6	—	—	—	6
Accrued expenses	91,733	119,560	—	—	211,293
Minority interest	—	—	130,333	—	130,333
Total liabilities	91,739	119,560	130,333	—	341,632
Net assets	$798,855	$515,962	$(130,333)	$(385,629)	$798,855
Shareholders capital
Net capital(1)	$413,226	$515,962	$(130,333)	$—	$798,855
Net unrealized appreciation (depreciation)	385,629	—	—	(385,629)	—
	$798,855	$515,962	$(130,333)	$(385,629)	$798,855
Shares outstanding	554,071				554,071
Net asset value per share	$1.44				$1.44

(1)  Net capital includes cumulative net investment gains/(losses) and net realized gains/(losses).

See accompanying notes to the financial statements.

3

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Investment Income:
Interest	$9,299	$13,582	$—	$—	$22,881
Total income	9,299	13,582	—	—	22,881
Expenses:
Custodian and transfer agent fees	367	14,168	—	—	14,535
Audit and tax fees	27,600	3,128	—	—	30,728
Trustees fees and related expenses (Note 3)	1	—	—	—	1
Miscellaneous	—	200	—	—	200
Total expenses	27,968	17,496	—	—	45,464
Fees and expenses reimbursed by Manager (Note 3)	(27,968)	(17,496)	—	—	(45,464)
Net expenses	—	—	—	—	—
Net income (loss)	9,299	13,582	—	—	22,881
Minority Interest	—	—	(3,431)	—	(3,431)
Net investment income (loss) after minority interest	9,299	13,582	(3,431)	—	19,450
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	4,530,791	—		4,530,791
Realized gains distributions from affiliated issuers	3,393,954	—	—	(3,393,954)	—
Net realized gain (loss)	3,393,954	4,530,791	—	(3,393,954)	4,530,791
Change in net unrealized appreciation (depreciation) on:
Investments	9,887	—	—	(9,887)	—
Net unrealized gain (loss)	9,887	—	—	(9,887)	—
Net realized and unrealized gain (loss)	3,403,841	4,530,791	—	(3,403,841)	4,530,791
Minority interest in realized and unrealized gain (loss)	—	—	(1,137,101)	—	(1,137,101)
Net increase (decrease) in net assets resulting from operations	$3,413,140	$4,544,373	$(1,140,532)	$(3,403,841)	$3,413,140

See accompanying notes to the financial statements.

4

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations (after minority interest):
Net investment income (loss)	$22,881	$32,527
Net realized gain (loss)	4,530,791	34,577,048
Change in net unrealized appreciation (depreciation)	—	(4,162,820)
	4,553,672	30,446,755
Minority Interest	(1,140,532)	(7,632,005)
Net increase (decrease) in net assets from operations	3,413,140	22,814,750
Cash distributions to shareholders	(3,393,954)	(26,587,616)
	(3,393,954)	(26,587,616)
Fund share transactions: (Note 7)
Proceeds from sale of shares	—	139,034
Cost of shares repurchased	—	(139,034)
Net increase (decrease) in Fund share transactions	—	—
Total increase (decrease) in net assets	19,186	(3,772,866)
Net assets:
Beginning of period	779,669	4,552,535
End of period	$798,855	$779,669

See accompanying notes to the financial statements.

5

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007		2006		2005
Net asset value, beginning of period	$1.41		$8.22		$15.51		$24.11
Income from investment operations:
Net investment income (loss)†	0.04		0.02		(0.08)		0.41
Net realized and unrealized gain (loss)	6.12		41.16		8.57		9.08
Total from investment operations	6.16		41.18		8.49		9.49
Less distributions to shareholders:
From net investment income	—		—		—		(0.74)
From net realized gains	—		—		—		—
From cash distributions	(6.13)		(47.99)		(15.78)		(17.29)
From return of capital	—		—		—		(0.06)
Total distributions	(6.13)		(47.99)		(15.78)		(18.09)
Net asset value, end of period	$1.44		$1.41		$8.22		$15.51
Total Return(c)	445.80	%**(d)	3613.95	%(d)	124.75	%(d)	36.35	%(d)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$799		$780		$4,553		$8,595
Net operating expenses to average daily net assets	0.00	%*	0.85%		1.26%		(0.01)%
Interest expense to average daily net assets	—		—		—		—
Total net expenses to average daily net assets	0.00	%*	0.85%		1.26%		(0.01)%
Net investment income to average daily net assets	4.29	%*	1.05%		(0.65)%		1.83%
Portfolio turnover rate	0	%**	0%		0%		0%
Fees and expenses reimbursed by the Manager to average daily net assets:	9.06	%*	3.74%		1.39%		0.67%

(a)  The Fund changed its fiscal year end from November 30 to February 28.

(b)  The Fund changed its fiscal year end from February 28 to November 30.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Had the effect of reinvested distributions not been assumed and income from investment operations been retained, the total returns would have been 7.40% for the six months ended August 31, 2007, and 97.84%, 25.27%, and 39.36% for the fiscal years ended 2007, 2006, and 2005, respectively.

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses.
Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Interest expense as a percentage of average daily net assets was less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights — (Continued)
(For a share outstanding throughout each period)

	Period from December 1, 2003 through		Year Ended		March 1, 2002 through
	February 29, 2004(a)		November 30, 2003		November 30, 2002(b)
Net asset value, beginning of period	$23.89		$23.77		$25.66
Income from investment operations:
Net investment income (loss)†	0.13		0.75		0.73
Net realized and unrealized gain (loss)	0.09		(0.63)		(2.39)
Total from investment operations	0.22		0.12		(1.66)
Less distributions to shareholders:
From net investment income	—		—		(0.15)
From net realized gains	—		—		(0.08)
From cash distributions	—		—		—
From return of capital	—		—		—
Total distributions	—		—		(0.23)
Net asset value, end of period	$24.11		$23.89		$23.77
Total Return(c)	0.92	%**	0.50%		(6.53	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$225,727		$224,113		$281,715
Net operating expenses to average daily net assets	0.08	%*	0.13%		0.01	%*
Interest expense to average daily net assets	0.04	%(e)*	0.00	%(e)(f)	0.03	%(e)
Total net expenses to average daily net assets	0.12	%*	0.13%		0.04	%*
Net investment income to average daily net assets	0.49	%*	3.11%		3.76	%*
Portfolio turnover rate	4	%**	80%		39	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.10%		0.02	%*

See accompanying notes to the financial statements.

7

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Special Purpose Holding Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide Funds into classes.

The Fund seeks total return. The Fund's investments consist primarily of: (i) units of GMO SPV I, LLC ("SPV"), a special purpose vehicle that holds an interest in liquidating trusts related to certain defaulted asset-backed securities (the "NPF Securities") issued by NPF VI, Inc. and NPF XII, Inc., and (ii) cash and cash items.

Shares of the Fund are not publicly offered and are principally available only to other GMO Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investment.

In April 2004, a plan of liquidation ("the Plan") was approved by the bankruptcy court with respect to National Century Financial Enterprises and the NPF Securities. Pursuant to the Plan, the Fund received a cash distribution, less expenses associated with the transaction and an interest in additional amounts recovered by the bankruptcy estate. The Fund, together with other creditors, are continuing to pursue various claims resulting from its holdings of the NPF Securities. The ultimate amount of losses and costs associated with the NPF Securities that may be recovered by the Fund (through its investment in SPV) is not known at this time.

The Fund has litigation pending against various entities related to the default of the NPF Securities. For the period ended August 31, 2007, the Fund indirectly received $3,393,954 in conjunction with a settlement agreement related to the default of those securities. The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the

8

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the Fund and its majority owned investment in SPV. The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of minority participants are recorded as "Minority Interest". All significant interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Taxes

Effective April 1, 2004, the Fund elected to be taxed as a partnership for federal income tax purposes and, accordingly, the Fund is no longer a regulated investment company for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

9

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$—	$—	$—	$—

SPV is also treated as a partnership for federal income tax purposes and subject to the same rules as the Fund with respect to federal income taxation of partnerships.

Distributions

The Fund will distribute proceeds and other cash receipts received from its underlying investments. Distributions made by the Fund, other than a distribution in partial or complete redemption of a shareholder's interest in the Fund, are reported in the Fund's financial statements as cash distributions.

Security transactions and related investment income

Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial

10

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO")(excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)). The costs incurred in connection with the Fund's pursuit of legal claims arising from the Fund's investment in the NPF securities are being treated for the purposes of the expense reimbursement as extraordinary expenses.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $1 and $0, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2007.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that

11

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

At August 31, 2007, 61.72% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 99.95% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Shares sold	—	28,918
Shares repurchased	—	(28,918)
Net decrease	—	—
Fund shares:
Beginning of period	554,071	554,071
End of period	554,071	554,071

8.  Subsequent event

On October 9, 2007, the Fund received $199,736 in conjunction with a settlement agreement related to the default of the NPF Securities.

12

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees took note of the fact that the Fund has a limited investment program and primarily serves as a limited purpose holding vehicle. The Trustees also took into account the time and attention devoted by the Manager's senior management and other personnel to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees considered the Fund's investment performance and noted that, because of the limited nature of the Fund's investment program, no comparable accounts managed by the Manager or other funds managed by other managers existed to which the Fund could be compared for purposes of evaluating the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with

13

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

14

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.00%	$1,000.00	$1.074.00	$0.00
2) Hypothetical	0.00%	$1,000.00	$1,025.14	$0.00

*  Expenses are calculated using the annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

15

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.0%
Short-Term Investments	5.0
Futures	0.0
Other	1.0
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	31.5%
Retail Stores	18.8
Technology	18.6
Utility	10.3
Oil & Gas	9.5
Food & Beverage	4.8
Consumer Goods	3.6
Services	1.3
Financial	0.7
Automotive	0.5
Manufacturing	0.2
Industrials	0.1
Consumer Discretionary	0.1
100.0%

1

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.0%
	Automotive — 0.5%
397,400	Paccar, Inc.	33,997,570
	Consumer Goods — 3.4%
1,187,000	Coach, Inc. *	52,857,110
378,000	Estee Lauder Cos. (The), Inc.-Class A	15,721,020
840,500	Kimberly-Clark Corp.	57,733,945
667,900	Liz Claiborne, Inc.	22,822,143
314,800	Nike, Inc.	17,735,832
760,200	VF Corp.	60,701,970
	Total Consumer Goods	227,572,020
	Financial — 0.6%
623,000	Allstate Corp. (The)	34,109,250
234,700	Brown & Brown, Inc.	6,318,124
77,500	Chubb Corp.	3,962,575
	Total Financial	44,389,949
	Food & Beverage — 4.5%
5,640,700	Coca-Cola Co. (The)	303,356,846
95,300	HJ Heinz Co.	4,297,077
	Total Food & Beverage	307,653,923
	Health Care — 29.6%
992,000	Abbott Laboratories	51,494,720
252,200	Coventry Health Care, Inc. *	14,468,714
500,600	Express Scripts, Inc. *	27,407,850
2,623,900	Forest Laboratories, Inc. *	98,737,357
7,055,200	Johnson & Johnson	435,940,808
290,700	King Pharmaceuticals, Inc. *	4,369,221
79,900	McKesson Corp.	4,571,079
8,665,000	Merck & Co., Inc.	434,723,050
18,708,800	Pfizer, Inc.	464,726,592

See accompanying notes to the financial statements.

2

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
114,200	St. Jude Medical, Inc. *	4,975,694
289,400	Stryker Corp.	19,331,920
6,607,400	UnitedHealth Group, Inc.	330,436,074
94,100	WellPoint, Inc. *	7,583,519
148,900	Wyeth	6,894,070
1,238,700	Zimmer Holdings, Inc. *	97,027,371
	Total Health Care	2,002,688,039
	Manufacturing — 0.1%
58,500	3M Co.	5,322,915
70,400	Illinois Tool Works, Inc.	4,095,168
	Total Manufacturing	9,418,083
	Oil & Gas — 9.0%
2,593,300	Chevron Corp.	227,588,008
4,417,500	Exxon Mobil Corp.	378,712,275
	Total Oil & Gas	606,300,283
	Retail Stores — 17.7%
420,800	Abercrombie & Fitch Co.-Class A	33,116,960
535,400	American Eagle Outfitters, Inc.	13,829,382
701,600	Bed Bath & Beyond, Inc. *	24,303,424
565,500	Family Dollar Stores, Inc.	16,557,840
8,462,400	Home Depot, Inc.	324,194,544
399,800	Kohls Corp. *	23,708,140
1,902,100	Kroger Co.	50,557,818
8,608,000	Lowe's Cos., Inc.	267,364,480
102,500	Supervalu, Inc.	4,320,375
496,300	Walgreen Co.	22,368,241
9,457,800	Wal-Mart Stores, Inc.	412,643,814
	Total Retail Stores	1,192,965,018

See accompanying notes to the financial statements.

3

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — 1.3%
95,600	Carnival Corp.	4,358,404
267,900	Gannett Co., Inc.	12,591,300
83,500	ITT Educational Services, Inc. *	9,168,300
1,036,500	McDonald's Corp.	51,047,625
67,800	McGraw-Hill, Inc.	3,421,188
99,600	Moody's Corp.	4,566,660
	Total Services	85,153,477
	Technology — 17.6%
5,723,200	Cisco Systems, Inc. *	182,684,544
772,900	Danaher Corp.	60,023,414
4,451,500	Dell, Inc. *	125,754,875
75,600	Energizer Holdings, Inc. *	8,008,308
989,600	Fiserv, Inc. *	46,036,192
2,312,600	International Business Machines Corp.	269,857,294
69,700	L-3 Communications Holdings, Inc.	6,866,147
15,088,400	Microsoft Corp.	433,489,732
302,300	Pitney Bowes, Inc.	13,503,741
1,025,100	Qualcomm, Inc.	40,891,239
	Total Technology	1,187,115,486
	Utility — 9.7%
8,670,895	AT&T, Inc.	345,708,584
7,400,600	Verizon Communications, Inc.	309,937,128
	Total Utility	655,645,712
	TOTAL COMMON STOCKS (COST $5,996,440,055)	6,352,899,560

See accompanying notes to the financial statements.

4

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.0%
332,782,079	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $332,939,226 and an effective yield of 4.25%, collateralized by various U.S. Treasury obligations with an interest rate range of 7.13% - 9.00%, maturity date range of 05/15/17 - 02/15/23, and an aggregate market value, including accrued interest, of $344,916,881.	332,782,079
3,178,372	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $3,179,873 and an effective yield of 4.25%, collateralized by a Tri-party Repurchase Agreement with an aggregate market value, including accrued interest, of $4,962,213.	3,178,372
	TOTAL SHORT-TERM INVESTMENTS (COST $335,960,451)	335,960,451
	TOTAL INVESTMENTS — 99.0% (Cost $6,332,400,506)	6,688,860,011
	Other Assets and Liabilities (net) — 1.0%	65,411,573
	TOTAL NET ASSETS — 100.0%	$6,754,271,584

See accompanying notes to the financial statements.

5

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
369	S&P 500	September 2007	$136,225,575	$1,870,450

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

6

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $6,332,400,506) (Note 2)	$6,688,860,011
Receivable for Fund shares sold	74,272,739
Dividends and interest receivable	18,790,835
Receivable for collateral on open futures contracts (Note 2)	5,811,750
Receivable for expenses reimbursed by Manager (Note 3)	77,839
Total assets	6,787,813,174
Liabilities:
Payable for Fund shares repurchased	30,150,145
Payable to affiliate for (Note 3):
Management fee	1,820,817
Shareholder service fee	495,848
Trustees and Chief Compliance Officer of GMO Trust fees	11,152
Payable for variation margin on open futures contracts (Note 2)	839,024
Accrued expenses	224,604
Total liabilities	33,541,590
Net assets	$6,754,271,584

See accompanying notes to the financial statements.

7

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$6,295,771,433
Accumulated undistributed net investment income	24,516,504
Accumulated net realized gain	75,653,692
Net unrealized appreciation	358,329,955
$6,754,271,584
Net assets attributable to:
Class III shares	$2,010,219,976
Class IV shares	$597,574,903
Class V shares	$497,937,456
Class VI shares	$3,648,539,249
Shares outstanding:
Class III	90,179,227
Class IV	26,791,214
Class V	22,335,352
Class VI	163,642,363
Net asset value per share:
Class III	$22.29
Class IV	$22.30
Class V	$22.29
Class VI	$22.30

See accompanying notes to the financial statements.

8

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$66,209,081
Interest	6,737,260
Total investment income	72,946,341
Expenses:
Management fee (Note 3)	9,963,952
Shareholder service fee – Class III (Note 3)	1,335,665
Shareholder service fee – Class IV (Note 3)	369,828
Shareholder service fee – Class V (Note 3)	166,169
Shareholder service fee – Class VI (Note 3)	869,674
Custodian, fund accounting agent and transfer agent fees	295,596
Audit and tax fees	25,392
Legal fees	66,148
Trustees fees and related expenses (Note 3)	32,613
Registration fees	6,808
Miscellaneous	36,708
Total expenses	13,168,553
Fees and expenses reimbursed by Manager (Note 3)	(413,356)
Net expenses	12,755,197
Net investment income (loss)	60,191,144
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	93,734,631
Closed futures contracts	(459,412)
Net realized gain (loss)	93,275,219
Change in net unrealized appreciation (depreciation) on:
Investments	62,078,389
Open futures contracts	2,043,400
Net unrealized gain (loss)	64,121,789
Net realized and unrealized gain (loss)	157,397,008
Net increase (decrease) in net assets resulting from operations	$217,588,152

See accompanying notes to the financial statements.

9

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$60,191,144	$66,894,724
Net realized gain (loss)	93,275,219	67,446,920
Change in net unrealized appreciation (depreciation)	64,121,789	159,498,624
Net increase (decrease) in net assets from operations	217,588,152	293,840,268
Distributions to shareholders from:
Net investment income
Class III	(14,383,675)	(19,080,483)
Class IV	(6,622,955)	(34,152,852)
Class V	(2,819,332)	(1,484,773)
Class VI	(25,698,058)	(9,870,862)
Total distributions from net investment income	(49,524,020)	(64,588,970)
Net realized gains
Class III	(14,909,962)	(10,201,001)
Class IV	(6,173,061)	(6,234,488)
Class V	(3,298,564)	(2,285,549)
Class VI	(26,354,673)	(15,025,646)
Total distributions from net realized gains	(50,736,260)	(33,746,684)
	(100,260,280)	(98,335,654)
Net share transactions (Note 7):
Class III	395,391,204	396,663,232
Class IV	(226,666,481)	(1,347,093,160)
Class V	236,297,440	259,783,734
Class VI	1,008,616,680	2,604,941,562
Increase (decrease) in net assets resulting from net share transactions	1,413,638,843	1,914,295,368
Total increase (decrease) in net assets	1,530,966,715	2,109,799,982
Net assets:
Beginning of period	5,223,304,869	3,113,504,887
End of period (including accumulated undistributed net investment income of $24,516,504 and $13,849,380, respectively)	$6,754,271,584	$5,223,304,869

See accompanying notes to the financial statements.

10

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004(a)
Net asset value, beginning of period	$21.78		$20.81	$20.03	$19.93	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.35	0.32	0.39	0.01
Net realized and unrealized gain (loss)	0.65		1.12	0.72	(0.05)	(0.08)
Total from investment operations	0.87		1.47	1.04	0.34	(0.07)
Less distributions to shareholders:
From net investment income	(0.18)		(0.34)	(0.22)	(0.24)	—
From net realized gains	(0.18)		(0.16)	(0.04)	—	—
Total distributions	(0.36)		(0.50)	(0.26)	(0.24)	—
Net asset value, end of period	$22.29		$21.78	$20.81	$20.03	$19.93
Total Return(b)	4.00	%**	7.18%	5.28%	1.72%	(0.35	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,010,220		$1,575,300	$1,108,088	$463,848	$18,966
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%	0.47	%*
Net investment income to average daily net assets	1.93	%*	1.64%	1.58%	1.98%	1.22	%*
Portfolio turnover rate	19	%**	50%	52%	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.02%	0.04%	1.59	%*

(a)  Period from February 6, 2004 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004(a)
Net asset value, beginning of period	$21.80		$20.82	$20.03	$19.93	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.37	0.32	0.38	0.01
Net realized and unrealized gain (loss)	0.65		1.11	0.74	(0.03)	(0.08)
Total from investment operations	0.87		1.48	1.06	0.35	(0.07)
Less distributions to shareholders:
From net investment income	(0.19)		(0.34)	(0.23)	(0.25)	—
From net realized gains	(0.18)		(0.16)	(0.04)	—	—
Total distributions	(0.37)		(0.50)	(0.27)	(0.25)	—
Net asset value, end of period	$22.30		$21.80	$20.82	$20.03	$19.93
Total Return(b)	3.98	%**	7.19%	5.37%	1.75%	(0.35	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$597,575		$800,458	$2,005,417	$938,586	$137,835
Net expenses to average daily net assets	0.44	%*	0.44%	0.44%	0.44%	0.44	%*
Net investment income to average daily net assets	1.92	%*	1.79%	1.62%	1.92%	0.99	%*
Portfolio turnover rate	19	%**	50%	52%	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.02%	0.04%	1.59	%*

(a)  Period from February 6, 2004 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from December 8, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.07
Net realized and unrealized gain (loss)	0.64		0.04
Total from investment operations	0.87		0.11
Less distributions to shareholders:
From net investment income	(0.19)		(0.09)
From net realized gains	(0.18)		(0.14)
Total distributions	(0.37)		(0.23)
Net asset value, end of period	$22.29		$21.79
Total Return(a)	3.98	%**	0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$497,937		$259,430
Net expenses to average daily net assets	0.42	%*	0.42	%*
Net investment income to average daily net assets	2.05	%*	1.40	%*
Portfolio turnover rate	19	%**	50	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover rate of the Fund for the year ended February 28, 2007.

See accompanying notes to the financial statements.

13

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from December 8, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.07
Net realized and unrealized gain (loss)	0.65		0.04
Total from investment operations	0.88		0.11
Less distributions to shareholders:
From net investment income	(0.19)		(0.09)
From net realized gains	(0.18)		(0.14)
Total distributions	(0.37)		(0.23)
Net asset value, end of period	$22.30		$21.79
Total Return(a)	4.05	%**	0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,648,539		$2,588,116
Net expenses to average daily net assets	0.39	%*	0.39	%*
Net investment income to average daily net assets	2.04	%*	1.43	%*
Portfolio turnover rate	19	%**	50	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover rate of the Fund for the year ended February 28, 2007.

See accompanying notes to the financial statements.

14

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Quality Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index and in companies with similar market capitalizations. The Fund may hold fewer than 100 stocks. The Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and other high quality investments.

As of August 31, 2007, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Each class of shares bears a different level of shareholder service fees.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

15

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values

16

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

17

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,347,391,032	$466,950,858	$(125,481,879)	$341,468,979

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

18

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses, (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $24,608 and $17,296, respectively. The compensation and expenses of the

19

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $2,370,207,125 and $1,101,614,827, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 14.77% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, 0.08% of the Fund's shares were held by twelve related parties comprised of certain GMO employee accounts, and 44.91% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	29,867,955	$667,266,830	45,988,997	$967,561,064
Shares issued to shareholders in reinvestment of distributions	1,125,107	25,533,705	1,185,522	25,054,083
Shares repurchased	(13,126,651)	(297,409,331)	(28,107,538)	(595,951,915)
Net increase (decrease)	17,866,411	$395,391,204	19,066,981	$396,663,232

20

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	17,462,428	$395,172,881	70,184,522	$1,495,423,391
Shares issued to shareholders in reinvestment of distributions	459,839	10,428,498	1,791,751	36,987,536
Shares repurchased	(27,849,767)	(632,267,860)	(131,569,719)	(2,879,504,087)
Net increase (decrease)	(9,927,500)	$(226,666,481)	(59,593,446)	$(1,347,093,160)
	Six Months Ended August 31, 2007 (Unaudited)		Period from December 8, 2006 (commencement of operations) through February 28, 2007
Class V:	Shares	Amount	Shares	Amount
Shares sold	12,469,866	$281,530,580	16,874,493	$369,964,791
Shares issued to shareholders in reinvestment of distributions	249,300	5,666,860	165,675	3,600,116
Shares repurchased	(2,291,768)	(50,900,000)	(5,132,214)	(113,781,173)
Net increase (decrease)	10,427,398	$236,297,440	11,907,954	$259,783,734
	Six Months Ended August 31, 2007 (Unaudited)		Period from December 8, 2006 (commencement of operations) through February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	46,016,537	$1,035,325,070	118,076,664	$2,589,720,510
Shares issued to shareholders in reinvestment of distributions	2,187,680	49,654,614	1,096,229	23,821,052
Shares repurchased	(3,344,254)	(76,363,004)	(390,493)	(8,600,000)
Net increase (decrease)	44,859,963	$1,008,616,680	118,782,400	$2,604,941,562

21

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

22

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

23

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

24

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

25

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.48%	$1,000.00	$1,040.00	$2.46
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44
Class IV
1) Actual	0.44%	$1,000.00	$1,039.80	$2.26
2) Hypothetical	0.44%	$1,000.00	$1,022.92	$2.24
Class V
1) Actual	0.42%	$1,000.00	$1,039.80	$2.15
2) Hypothetical	0.42%	$1,000.00	$1,023.03	$2.14
Class VI
1) Actual	0.39%	$1,000.00	$1,040.50	$2.00
2) Hypothetical	0.39%	$1,000.00	$1,023.18	$1.98

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

26

GMO Foreign Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments	2.5
Preferred Stocks	0.7
Rights and Warrants	0.0
Other	0.8
100.0%
Country Summary	% of Equity Investments
United Kingdom	23.4%
Japan	20.5
Germany	14.2
France	7.2
Netherlands	5.8
Finland	4.9
Italy	4.6
Switzerland	3.1
Spain	3.1
Hong Kong	1.7
Australia	1.5
Taiwan	1.3
Belgium	1.3
Singapore	1.3
Ireland	1.1
Norway	1.0
Brazil	1.0
Sweden	0.8
South Korea	0.6
Austria	0.6
Greece	0.3
Philippines	0.2
Thailand	0.1
Malaysia	0.1
Canada	0.1
New Zealand	0.1
Mexico	0.1
Argentina	0.0
Chile	0.0
100.0%

1

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	26.4%
Industrials	15.0
Consumer Discretionary	14.8
Energy	8.4
Telecommunication Services	7.5
Materials	6.7
Information Technology	6.1
Consumer Staples	6.0
Utilities	5.8
Health Care	3.3
100.0%

2

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.0%
	Argentina — 0.0%
201,900	Banco Patagonia SA *	4,424,924
	Australia — 1.5%
1,655,100	Amcor Ltd	10,346,291
1,227,486	Coca Cola Amatil Ltd	9,571,367
3,959,600	Foster's Group Ltd	20,460,054
1,276,239	Insurance Australia Group Ltd	5,259,143
1,117,550	Multiplex Group	4,568,721
259,688	National Australia Bank Ltd	8,507,362
483,857	Publishing & Broadcasting Ltd	7,091,084
904,700	Santos Ltd	9,853,931
11,231,604	SP AusNet (a)	12,252,692
158,100	Suncorp-Metway Ltd	2,601,758
855,351	TABCORP Holdings Ltd	10,709,409
1,533,286	Telstra Corp Ltd	5,501,686
2,920,743	Telstra Corp-Installment Receipts	6,961,084
181,500	Westfarmers Ltd (a)	5,727,651
242,717	Westfield Group	4,156,191
563,627	Westpac Banking Corp	12,556,093
	Total Australia	136,124,517
	Austria — 0.5%
123,600	Erste Bank Der Oesterreichischen Sparkassen AG	8,974,895
29,330	Flughafen Wien AG	2,935,906
309,500	OMV AG	19,178,191
385,500	Telekom Austria AG	9,955,271
128,030	Wienerberger AG	9,139,932
	Total Austria	50,184,195
	Belgium — 1.2%
221,570	Belgacom SA	9,721,310
22,166	CIE Francois d' Enterprises (a)	43,553,578

See accompanying notes to the financial statements.

3

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
459,595	Fortis	16,856,416
67,475	Groupe Bruxelles Lambert SA	7,979,340
179,725	KBC Groep NV	22,555,023
54,437	Solvay SA	8,080,919
125,369	UCB SA	7,063,247
	Total Belgium	115,809,833
	Brazil — 0.8%
120,600	Banco ABC Brasil SA *	5,682,706
517,600	Cia Providencia Industria e Comercio *	3,825,280
232,700	Cremer SA *	2,372,069
1,114,500	Datasul SA	11,559,671
234,400	Gafisa SA	2,831,437
379,400	M Dias Branco SA	4,853,690
96,800	MMX Mineracao e Metalicos SA *	26,198,165
473,600	Ultrapetrol Ltd *	8,534,272
153,000	Usinas Siderurgicas de Minas Gerais SA	10,293,578
	Total Brazil	76,150,868
	Canada — 0.1%
831,000	Bayou Bend Petroleum Ltd *	920,710
220,100	KAP Resources Ltd * (b) (c)	2,084
574,500	SXR Uranium One Inc *	6,245,511
	Total Canada	7,168,305
	Chile — 0.0%
48,800	Banco Santander Chile SA ADR	2,322,880
	Finland — 4.7%
1,026,100	Neste Oil Oyj	35,555,260
5,774,900	Nokia Oyj	190,245,789
2,338,400	Nokian Renkaat Oyj (a)	82,510,443
975,700	Poyry Oyj	22,034,737
738,000	Ramirent Oyj	17,567,119

See accompanying notes to the financial statements.

4

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
239,236	Rautaruukki Oyj	13,081,204
250,700	SRV Group Plc *	2,773,111
334,800	UPM-Kymmene Oyj	7,598,451
1,114,700	Uponor Oyj	42,810,617
789,146	YIT Oyj	23,891,759
	Total Finland	438,068,490
	France — 7.0%
58,760	Accor SA	5,019,745
256,771	Arcelor Mittal	16,840,706
627,440	Axa	25,076,415
123,105	BIC SA	9,326,959
491,008	BNP Paribas	51,543,156
35,210	Casino Guichard-Perrachon SA	3,585,941
199,296	Cie de Saint-Gobain	21,583,234
388,788	Credit Agricole SA	14,603,973
1,804,192	France Telecom SA	54,346,493
251,752	Groupe Danone	19,115,781
17,475	Guyenne et Gascogne SA	3,012,527
110,492	Imerys SA	10,090,693
73,278	Lafarge SA	11,345,059
148,066	Lagardere SCA	12,052,798
139,000	L'Oreal SA	16,217,968
102,100	M6-Metropole Television	3,074,518
197,104	Michelin SA Class B	24,739,372
42,219	Pernod-Ricard	8,866,845
401,972	Peugeot SA	34,098,860
121,700	Publicis Groupe	5,261,213
314,233	Sanofi-Aventis	25,736,486
126,173	Schneider Electric SA	16,682,042
13,667	Sequana Capital	450,705
161,230	Societe Generale	25,889,740
137,852	Suez Lyon des Eaux VVPR Strip *	1,878
1,471,526	Suez SA	83,588,442

See accompanying notes to the financial statements.

5

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	France — continued
71,140	Technip SA	5,674,117
124,414	Thales SA	7,038,340
1,329,500	Total SA	99,704,217
220,300	Vivendi Universal SA	8,980,212
130,031	Wendel Investissement (a)	21,950,624
	Total France	645,499,059
	Germany — 13.3%
1,239,080	Adidas AG	72,996,343
579,376	Allianz SE (Registered)	124,465,507
110,200	Axel Springer AG	18,924,256
129,700	BASF AG	17,181,442
681,199	Bayer AG	53,950,768
715,600	Bayerische Motoren Werke AG	43,724,655
824,210	Commerzbank AG	33,885,503
110,720	Continental AG	14,456,985
889,581	DaimlerChrysler AG (Registered)	79,253,431
590,300	Depfa Bank Plc	11,193,576
158,100	Deutsche Bank AG (Registered)	19,641,901
3,219,700	Deutsche Post AG (Registered)	93,516,873
6,845,838	Deutsche Telekom (Registered) (a)	127,573,364
70,810	E. On AG	11,899,747
306,518	Heidelberger Druckmaschinen	13,866,138
428,476	Hypo Real Estate Holding AG (a)	23,581,134
719,100	Metro AG	61,981,752
89,000	MTU Aero Engines Holding	5,660,732
652,174	Muenchener Rueckversicherungs AG (Registered)	112,918,694
53,100	Puma AG Rudolf Dassler Sport (a)	21,376,630
500,400	RWE AG	56,298,572
888,800	SAP AG	48,104,410
1,245,337	Siemens AG (Registered)	156,579,895
329,400	Tognum AG *	9,867,466
	Total Germany	1,232,899,774

See accompanying notes to the financial statements.

6

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Greece — 0.2%
464,109	EFG Eurobank Ergasias	15,748,785
324,000	Greek Postal Savings Bank	6,657,389
	Total Greece	22,406,174
	Hong Kong — 1.6%
11,056,900	BOC Hong Kong Holdings Ltd	26,577,171
2,393,200	CLP Holdings Ltd	16,480,337
6,219,000	Hang Lung Properties Ltd	22,766,725
1,445,100	Hang Seng Bank Ltd	22,674,021
2,135,000	Jardine Strategic Holdings Ltd	29,622,698
8,975,000	New World Development Co Ltd	21,498,610
7,763,000	Shun Tak Holdings Ltd	11,642,832
	Total Hong Kong	151,262,394
	Ireland — 1.1%
1,679,640	Allied Irish Banks Plc	42,814,732
1,766,649	Bank of Ireland	32,456,848
366,275	CRH Plc	15,834,286
49,400	FBD Holdings Plc	1,713,590
235,500	Grafton Group Plc *	3,143,905
181,800	Irish Life & Permanent Plc	4,509,290
	Total Ireland	100,472,651
	Italy — 4.4%
827,100	Alleanza Assicurazioni SPA	10,688,037
851,544	Assicurazioni Generali SPA (a)	34,951,856
1,240,723	Banca Intesa SPA-Di RISP	8,647,273
1,187,324	Banca Monte dei Paschi di Siena SPA (a)	7,554,864
343,854	Buzzi Unicem SPA	9,893,161
4,700,335	Enel SPA (a)	48,568,273
2,678,121	ENI SPA	92,506,637
1,086,410	Fiat SPA	28,973,217
590,720	Finmeccanica SPA	17,359,973
266,246	Grouppo Editoriale L'Espresso (a)	1,373,122

See accompanying notes to the financial statements.

7

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
1,926,128	Intesa San Paolo	14,556,432
657,970	Italcementi SPA-Di RISP	10,987,534
147,700	Mediobanca SPA (a)	3,187,177
58,000	Pagnossin SPA * (c)	790
2,851,000	Pirelli & Co SPA *	3,209,551
1,086,400	Snam Rete Gas SPA (a)	6,409,065
15,420,198	Telecom Italia SPA	43,615,100
12,550,476	Telecom Italia SPA-Di RISP	28,180,797
4,356,682	UniCredito Italiano SPA	37,426,010
	Total Italy	408,088,869
	Japan — 19.8%
906,000	Aozora Bank Ltd	3,006,392
747,500	Astellas Pharma Inc	34,649,067
904,000	Bridgestone Corp	18,106,455
1,549,100	Canon Inc	88,421,817
779,700	Chubu Electric Power Co Inc	20,783,226
754,000	Daiichi Sankyo Co Ltd	20,571,507
1,980,000	Daimaru Inc (The)	21,545,902
1,395,000	Daiwa House Industry Co Ltd	18,532,030
4,138,000	Daiwa Securities Group Inc	41,016,496
1,702,800	Denso Corp	59,624,447
6,217	East Japan Railway Co	49,546,508
370,200	Eisai Co Ltd	15,420,140
349,400	Fanuc Ltd	33,960,193
1,036,000	Fujitsu Ltd	7,077,805
729,000	Fukuoka Financial Group Inc *	4,200,581
2,591,500	Haseko Corp *	6,981,142
2,687,500	Honda Motor Co Ltd	88,332,636
1,027,400	Hoya Corp	35,622,311
153,600	Ito En Ltd (a)	3,846,816
4,820,000	Itochu Corp	52,050,693
992,600	JFE Holdings Inc	64,630,751
751,100	JSR Corp	16,807,922

See accompanying notes to the financial statements.

8

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
663,000	Kao Corp	18,851,219
7,472	KDDI Corp	57,628,972
1,624,000	Komatsu Ltd	49,894,852
1,803,000	Kubota Corp	14,054,560
351,600	Kyushu Electric Power Co Inc	9,382,723
316,200	Lawson Inc	10,502,559
2,519,000	Marubeni Corp	20,485,289
3,508,000	Matsushita Electric Industrial Co Ltd	61,148,009
1,884,100	Mitsubishi Corp	52,883,704
8,727,000	Mitsubishi Electric Corp	102,334,683
1,436,000	Mitsui OSK Lines Ltd	21,094,389
5,030	Mizuho Financial Group Inc	31,614,613
319,400	Namco Bandai Holdings Inc	4,626,880
225,700	Nihon Kohden Corp	4,482,482
59,600	Nintendo Co Ltd	27,432,193
1,405	Nippon Commercial Investment Corp (REIT)	5,476,016
1,939,000	Nippon Mining Holdings Inc	17,493,332
5,121,000	Nippon Steel Corp	35,784,742
825,900	Nomura Holdings Inc	14,581,532
369	Nomura Real Estate Office Fund (REIT)	3,488,276
171,910	ORIX Corp	36,498,618
808,000	Ricoh Company Ltd	17,784,841
505,100	Seven & I Holdings Co Ltd	13,467,780
321,100	Shin-Etsu Chemical Co Ltd	23,214,658
1,260,200	Sony Corp	60,332,619
3,795,000	Sumitomo Chemical Co Ltd	28,330,283
3,242,600	Sumitomo Electric Industries Ltd	51,536,034
1,709,000	Sumitomo Heavy Industries Ltd	19,105,107
3,421	Sumitomo Mitsui Financial Group Inc	26,984,835
939,000	Sumitomo Realty & Development Co Ltd	30,708,974
548,000	Takeda Pharmaceutical Co Ltd	37,493,405
185,100	TDK Corp	15,827,703
4,665,000	Tokyo Gas Co Ltd	23,177,726
1,830,000	Tokyo Tatemono Co Ltd	24,193,139

See accompanying notes to the financial statements.

9

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,375,000	Tokyu Land Corp	12,663,779
2,167,100	Toyota Motor Corp	125,494,481
2,018	West Japan Railway Co	9,743,262
328,200	Yamaha Motor Co Ltd	8,636,424
	Total Japan	1,833,169,530
	Malaysia — 0.1%
3,805,500	IJM Corp Berhad	8,002,907
	Mexico — 0.1%
939,200	Corporacion GEO SA de CV Series B *	4,886,258
	Netherlands — 5.6%
1,150,452	ABN Amro Holdings NV	53,467,489
3,198,727	Aegon NV	58,353,440
471,602	Akzo Nobel NV	37,171,054
641,450	Fortis NV	23,510,786
133,232	Fugro NV	9,260,815
1,293,954	Hagemeyer NV (a)	5,491,481
139,274	Hal Trust (Participating Units)	15,370,406
2,290,722	ING Groep NV	92,193,741
302,570	Koninklijke Ahold NV *	4,054,946
396,800	Koninklijke Bam Groep	10,769,735
2,536,400	Koninklijke KPN NV	39,604,318
148,310	Koninklijke Vopak NV	8,704,772
392,897	Koninklijke Wessanen NV	5,937,881
1,812,832	Philips Electronics NV	71,669,229
92,391	Philips Electronics NV ADR	3,654,064
1,121,300	Reed Elsevier NV	20,228,410
133,440	Royal Dutch Shell Group Class A (Amsterdam)	5,168,748
579,007	TNT NV	24,498,409
564,860	Unilever NV	17,306,233
45,734	Univar NV	3,297,170
78,987	Wereldhave NV	9,461,455
	Total Netherlands	519,174,582

See accompanying notes to the financial statements.

10

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.1%
389,777	Air New Zealand	565,375
1,060,419	Asian Growth Properties Ltd *	630,731
1,340,643	Telecom Corp of New Zealand	4,043,848
	Total New Zealand	5,239,954
	Norway — 1.0%
1,040,898	Ekornes ASA	21,101,107
1,191,200	Norske Skogindustrier AS Class A (a)	14,512,901
2,661,600	Prosafe ASA	40,081,024
448,600	Stolt-Nielsen SA	14,343,058
	Total Norway	90,038,090
	Philippines — 0.2%
38,000,000	Alliance Global Group Inc *	4,604,826
7,797,100	First Gen Corp *	10,802,033
55,280,000	Vista Land & Lifescapes Inc *	5,938,977
	Total Philippines	21,345,836
	Singapore — 1.2%
2,997,380	DBS Group Holdings Ltd	39,393,323
2,224,000	Keppel Corp Ltd	18,667,681
9,244,000	People's Food Holdings Ltd	8,106,048
937,000	Singapore Airlines Ltd	11,697,578
4,930,000	Singapore Technologies Engineering Ltd	11,910,461
10,341,710	Singapore Telecommunications	24,733,672
	Total Singapore	114,508,763
	South Korea — 0.6%
148,500	Hana Financial Group Inc	7,022,775
19,865	Hansol Paper Co *	344,167
38,500	Hyundai Motor Co	2,852,884
230,900	KT Corp ADR	5,500,038
76,100	LG Philips LCD Co Ltd ADR * (a)	1,625,496
4,706	Lotte Shopping Co Ltd	1,754,730

See accompanying notes to the financial statements.

11

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
24,100	Samsung Electronics Co Ltd	15,192,397
221,510	Samsung SDI Co Ltd	14,560,488
66,500	Shinhan Financial Group Co Ltd	4,077,124
	Total South Korea	52,930,099
	Spain — 3.0%
120,040	ACS Actividades de Construccion y Servicios SA	6,606,831
199,703	Altadis SA	13,257,807
1,756,392	Banco Bilbao Vizcaya Argentaria SA	40,588,830
634,315	Banco Popular Espanol SA	11,579,227
2,018,932	Banco Santander Central Hispano SA	36,885,791
491,527	Endesa SA	26,718,089
156,600	Gas Natural SDG SA	8,348,968
444,093	Iberdrola SA	24,632,932
132,100	Inditex SA	7,755,426
635,000	Mapfre SA	2,803,731
94,750	Red Electrica de Espana	4,267,495
645,329	Repsol YPF SA	23,254,026
2,410,161	Telefonica SA	59,935,251
138,668	Union Fenosa SA	7,588,567
	Total Spain	274,222,971
	Sweden — 0.8%
588,340	Autoliv Inc SDR	33,851,451
247,900	Lindab International AB	6,858,815
738,000	Svenska Handelsbanken AB Class A	20,569,133
941,800	Tanganyika Oil Co SDR * (a)	15,012,644
	Total Sweden	76,292,043
	Switzerland — 3.0%
43,170	Baloise Holding Ltd	3,966,405
1,620	Bank Sarasin & Cie AG Class B (Registered)	6,580,020
2,822	Banque Cantonale Vaudoise	1,334,263
2,666	Belimo Holding AG (Registered)	2,729,380

See accompanying notes to the financial statements.

12

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
20,560	Bobst Group AG (Registered)	1,420,410
332,950	Credit Suisse Group	21,850,901
9,335	Energiedienst Holding AG (Registered) *	5,021,086
6,697	Forbo Holdings AG (Registered) *	3,892,061
44,120	Geberit AG (Registered)	6,514,278
131,305	Holcim Ltd	14,237,735
880	Jelmoli Holding AG (Bearer)	2,617,233
4,836	Jelmoli Holding AG (Registered)	2,927,380
126,910	Nestle SA (Registered)	55,312,541
187,884	Novartis AG (Registered)	9,904,295
585	SGS SA (Registered)	701,113
92,800	Swatch Group AG	27,875,319
19,900	Swiss Life Holding *	4,737,046
504	Swiss National Insurance Co (Registered)	400,988
513,887	Swiss Reinsurance Co (Registered)	43,357,712
14,100	Swisscom AG (Registered)	4,961,590
479,980	UBS AG (Registered)	25,131,751
18,941	Valora Holding AG	3,611,771
90,104	Zurich Financial Services AG	25,877,900
	Total Switzerland	274,963,178
	Taiwan — 1.3%
5,119,608	Asustek Computer Inc	15,278,353
3,528,000	Benq Corp *	1,654,375
17,168,320	Chinatrust Financial Holding Co Ltd *	12,912,554
1,048,520	Chunghwa Telecom Co Ltd ADR	18,370,070
5,298,900	E.Sun Financial Holdings Co Ltd *	2,797,498
2,780,000	Far Eastone Telecommunications Co Ltd	3,349,234
6,322,000	Fubon Financial Holding Co Ltd	5,450,828
167,600	Fubon Financial Holding Co Ltd GDR (Registered)	1,427,952
1,785,000	Lite-On Technology Corp	2,816,384
25,980,000	Sinopac Holdings Co	12,322,393
646,070	Standard Foods Corp	361,553
1,680,056	Taiwan Semiconductor Manufacturing Co Ltd ADR	16,666,156
41,803,348	United Microelectronics Corp	23,599,510
	Total Taiwan	117,006,860

See accompanying notes to the financial statements.

13

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.1%
62,918,000	Charoen Pokphand Foods Pcl (Foreign Registered) (c)	8,572,142
	United Kingdom — 22.7%
607,373	Anglo American Plc	34,869,466
727,408	Associated British Foods Plc	12,705,911
764,800	AstraZeneca Plc	37,691,945
3,292,275	Aviva Plc	47,162,678
7,010,910	BAE Systems Plc	65,628,034
5,128,642	Barclays Plc	63,573,125
837,431	BBA Aviation Plc	4,087,280
2,901,846	BG Group Plc	46,438,173
829,847	BHP Billiton Plc	24,335,050
803,363	Biffa Plc	4,096,911
14,889,940	BP Plc	167,332,738
679,000	British Energy Group Plc	6,369,566
779,676	British Sky Broadcasting Plc	10,644,945
8,058,501	BT Group Plc	51,392,274
438,739	Bunzl Plc	6,119,272
778,800	Cadbury Schweppes Plc	9,220,383
1,014,249	Cattle's Plc	7,490,556
4,872,457	Centrica Plc	37,975,025
3,047,000	Cobham Plc	12,382,866
2,615,100	Compass Group Plc	17,185,823
2,055,910	Diageo Plc	43,967,196
1,764,352	DSG International Plc	5,535,987
295,634	Experian Group	3,126,338
149,235	Fiberweb Plc	399,258
831,981	Filtrona Plc	4,026,795
476,698	FKI Plc	1,018,715
3,359,499	GlaxoSmithKline Plc	87,671,251
1,205,000	Group 4 Securicor Plc	4,837,782
1,132,961	Hays Plc	3,648,765
3,420,496	HBOS Plc	60,802,275
6,234,511	HSBC Holdings Plc	112,730,745

See accompanying notes to the financial statements.

14

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,015,670	ICAP Plc	10,037,715
1,098,820	Imperial Chemical Industries Plc	14,040,483
977,318	Imperial Tobacco Group Plc	44,225,111
121,632	InterContinental Hotels Group Plc	2,550,747
1,647,300	International Power Plc	13,463,832
900,900	Invesco Plc	10,996,181
1,519,000	ITV Plc	3,370,483
554,169	J Sainsbury Plc	6,203,825
343,370	Johnson Matthey Plc	11,144,133
403,803	Kesa Electricals Plc	2,527,991
920,418	Kingfisher Plc	3,880,092
973,158	Ladbrokes Plc	8,575,292
845,000	Lamprell Plc	6,575,721
9,412,744	Legal & General Group Plc	27,611,740
4,638,420	Lloyds TSB Group Plc	51,054,673
49,738	Lonmin Plc	3,133,130
1,240,500	Misys Plc	5,796,184
333,472	Mitchells & Butler (Ordinary Shares)	4,804,033
66,744	Mondi Ltd	639,220
166,860	Mondi Plc	1,646,832
2,312,567	National Grid Plc	34,657,015
245,132	Next Plc	9,581,282
1,374,200	Northern Foods Plc	2,848,311
630,700	Northern Rock Plc	9,388,075
4,261,134	Old Mutual Plc	13,761,024
1,240,500	Pearson Plc	18,649,886
1,171,606	Photo-Me International Plc (a)	1,532,628
2,500,417	Prudential Plc	35,571,070
946,590	Reed Elsevier Plc	11,442,593
2,806,620	Rentokil Initial Plc	9,830,550
878,886	Resolution Plc	10,978,051
621,169	Reuters Group Plc	8,004,919
605,836	Rexam Plc	6,405,879
284,028	Rio Tinto Plc	19,619,094

See accompanying notes to the financial statements.

15

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
549,700	Rolls-Royce Group Plc *	5,679,540
1,498,895	Royal & Sun Alliance Insurance Group	4,286,613
11,036,514	Royal Bank of Scotland Group	128,247,092
1,506,400	Royal Dutch Shell Plc A Shares (London)	58,534,137
2,055,597	Royal Dutch Shell Plc B Shares (London)	80,158,587
1,273,000	Sage Group Plc	6,083,303
195,700	Schroders Plc	5,245,430
1,509,421	Scottish & Newcastle Plc	18,887,763
922,260	Scottish & Southern Energy Plc	26,426,938
563,626	Segro Plc	6,235,373
581,678	Serco Group Plc	4,970,831
535,575	Severn Trent (Ordinary Shares)	14,785,997
825,100	Shire Plc	21,617,253
607,432	Smith (David S.) Holdings Plc	2,787,619
947,400	South African Breweries Plc	26,060,221
290,270	Standard Chartered Plc	8,983,108
2,543,200	Standard Life Assurance Plc	15,439,586
2,443,177	Tesco Plc	21,004,209
848,246	Tomkins Plc	4,092,177
2,748,000	Torex Retail Plc * (a) (c)	55,407
205,564	Travis Perkins Plc	7,420,974
320,847	Trinity Mirror Plc	3,045,512
618,349	Unilever Plc	19,541,125
881,112	United Utilities Plc	12,313,924
35,445,092	Vodafone Group Inc	114,545,972
235,071	Whitbread Plc	7,804,920
275,000	William Hill Plc	3,422,403
1,201,036	William Morrison Supermarkets Plc	6,960,615
728,321	Wolseley Plc	15,305,351
2,266,250	Wood Group (John) Plc	16,549,187
789,400	WPP Group Plc	11,255,196
44,000	Xstrata Plc	2,588,775
219,900	Yell Group Plc	2,006,132
	Total United Kingdom	2,101,356,193
	TOTAL COMMON STOCKS (COST $6,105,838,653)	8,892,592,339

See accompanying notes to the financial statements.

16

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 0.7%
	Brazil — 0.2%
1,518,000	Randon Participacoes SA 0.43%	12,843,425
	France — 0.0%
24,058	Casino Guichard-Perrachon SA 3.01% (a)	2,369,213
	Germany — 0.4%
448,470	Henkel KGaA 1.33%	23,211,059
138,306	Volkswagen AG 1.39%	17,202,778
	Total Germany	40,413,837
	Italy — 0.1%
199,733	Fiat SPA 1.79%	4,604,135
92,571	IFI Istituto Finanziario Industries *	3,215,989
	Total Italy	7,820,124
	Japan — 0.0%
46,080	Ito En Ltd 1.90%	895,414
	TOTAL PREFERRED STOCKS (COST $31,326,355)	64,342,013
	RIGHTS AND WARRANTS — 0.0%
	Greece — 0.0%
464,109	EFG Eurobank Ergasias SA Rights, Expires 9/14/07 *	499,463
	TOTAL RIGHTS AND WARRANTS (COST $356,994)	499,463

See accompanying notes to the financial statements.

17

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.5%
147,291,025	Bank of New York Institutional Cash Reserves Fund (d)	147,291,025
87,200,000	ING Bank Time Deposit 5.32%, 09/04/07	87,200,000
	TOTAL SHORT-TERM INVESTMENTS (COST $234,491,025)	234,491,025
	TOTAL INVESTMENTS — 99.2% (Cost $6,372,013,027)	9,191,924,840
	Other Assets and Liabilities (net) — 0.8%	74,196,770
	TOTAL NET ASSETS — 100.0%	$9,266,121,610

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Bankrupt issuer.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 90.54% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

18

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $138,907,518 (cost $6,372,013,027) (Note 2)	$9,191,924,840
Cash	76,588
Foreign currency, at value (cost $188,029,058) (Note 2)	188,018,588
Receivable for investments sold	18,493,678
Receivable for Fund shares sold	29,394
Dividends and interest receivable	23,377,304
Foreign taxes receivable	2,661,330
Receivable for expenses reimbursed by Manager (Note 3)	355,074
Total assets	9,424,936,796
Liabilities:
Collateral on securities loaned, at value (Note 2)	147,291,025
Payable for investments purchased	4,647,101
Payable for Fund shares repurchased	175,954
Payable to affiliate for (Note 3):
Management fee	4,647,805
Shareholder service fee	1,013,863
Administration fee – Class M	1,502
Trustees and Chief Compliance Officer of GMO Trust fees	18,295
Payable for 12b-1 fee – Class M	3,874
Accrued expenses	1,015,767
Total liabilities	158,815,186
Net assets	$9,266,121,610

See accompanying notes to the financial statements.

19

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,955,272,076
Accumulated undistributed net investment income	86,575,831
Accumulated net realized gain	404,283,382
Net unrealized appreciation	2,819,990,321
$9,266,121,610
Net assets attributable to:
Class II shares	$902,547,278
Class III shares	$4,394,465,920
Class IV shares	$3,960,085,856
Class M shares	$9,022,556
Shares outstanding:
Class II	47,410,783
Class III	229,849,932
Class IV	207,029,057
Class M	472,687
Net asset value per share:
Class II	$19.04
Class III	$19.12
Class IV	$19.13
Class M	$19.09

See accompanying notes to the financial statements.

20

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $17,941,900)	$179,428,509
Interest	7,317,727
Securities lending income	6,775,001
Total investment income	193,521,237
Expenses:
Management fee (Note 3)	28,448,083
Shareholder service fee – Class II (Note 3)	1,123,259
Shareholder service fee – Class III (Note 3)	3,636,793
Shareholder service fee – Class IV (Note 3)	1,621,578
12b-1 fee – Class M (Note 3)	11,231
Administration fee – Class M (Note 3)	8,985
Custodian and fund accounting agent fees	1,758,856
Transfer agent fees	35,052
Audit and tax fees	51,704
Legal fees	108,836
Trustees fees and related expenses (Note 3)	57,041
Registration fees	18,032
Miscellaneous	77,656
Total expenses	36,957,106
Fees and expenses reimbursed by Manager (Note 3)	(2,007,289)
Net expenses	34,949,817
Net investment income (loss)	158,571,420
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	399,641,457
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $2,276) (Note 2)	6,013,447
Net realized gain (loss)	405,654,904
Change in net unrealized appreciation (depreciation) on:
Investments	(48,604,161)
Foreign currency, forward contracts and foreign currency related transactions	(1,012,511)
Net unrealized gain (loss)	(49,616,672)
Net realized and unrealized gain (loss)	356,038,232
Net increase (decrease) in net assets resulting from operations	$514,609,652

See accompanying notes to the financial statements.

21

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$158,571,420	$169,595,532
Net realized gain (loss)	405,654,904	611,671,466
Change in net unrealized appreciation (depreciation)	(49,616,672)	819,452,831
Net increase (decrease) in net assets from operations	514,609,652	1,600,719,829
Distributions to shareholders from:
Net investment income
Class II	(2,873,632)	(25,692,710)
Class III	(14,399,064)	(104,807,051)
Class IV	(10,388,883)	(72,605,045)
Class M	(22,710)	(156,746)
Total distributions from net investment income	(27,684,289)	(203,261,552)
Net realized gains
Class II	(29,396,620)	(71,672,115)
Class III	(139,357,894)	(265,348,849)
Class IV	(97,494,325)	(179,509,192)
Class M	(256,353)	(450,682)
Total distributions from net realized gains	(266,505,192)	(516,980,838)
	(294,189,481)	(720,242,390)
Net share transactions (Note 7):
Class II	(144,462,176)	(335,623,499)
Class III	(270,632,464)	277,446,603
Class IV	453,162,473	1,156,698,945
Class M	588,073	1,562,326
Increase (decrease) in net assets resulting from net share transactions	38,655,906	1,100,084,375
Total increase (decrease) in net assets	259,076,077	1,980,561,814
Net assets:
Beginning of period	9,007,045,533	7,026,483,719
End of period (including accumulated undistributed net investment income of $86,575,831 and distributions in excess of net investment income of $44,311,300, respectively)	$9,266,121,610	$9,007,045,533

See accompanying notes to the financial statements.

22

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.56		$16.70	$15.13	$13.29	$8.88	$9.94
Income (loss) from investment operations:
Net investment income (loss)(a)	0.32		0.38	0.28	0.26	0.17	0.15
Net realized and unrealized gain (loss)	0.77		3.06	2.46	2.28	4.46	(1.03)
Total from investment operations	1.09		3.44	2.74	2.54	4.63	(0.88)
Less distributions to shareholders:
From net investment income	(0.05)		(0.43)	(0.33)	(0.34)	(0.22)	(0.18)
From net realized gains	(0.56)		(1.15)	(0.84)	(0.36)	—	—
Total distributions	(0.61)		(1.58)	(1.17)	(0.70)	(0.22)	(0.18)
Net asset value, end of period	$19.04		$18.56	$16.70	$15.13	$13.29	$8.88
Total Return(b)	5.74	%**	21.21%	19.01%	19.40%	52.49%	(9.00)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$902,547		$1,018,021	$1,213,447	$808,149	$781,448	$305,423
Net expenses to average daily net assets	0.82	%*	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income to average daily net assets	1.64	%(c)**	2.17%	1.82%	1.92%	1.47%	1.54%
Portfolio turnover rate	12	%**	23%	25%	23%	25%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.05%	0.06%	0.08%	0.09%

(a)   Calculated using average shares outstanding throughout the period.

(b)   The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)   The ratio for the six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*   Annualized.

**   Not annualized.

See accompanying notes to the financial statements.

23

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.64		$16.76	$15.18	$13.34	$8.90	$9.95
Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.38	0.30	0.26	0.19	0.17
Net realized and unrealized gain (loss)	0.77		3.09	2.45	2.30	4.47	(1.04)
Total from investment operations	1.10		3.47	2.75	2.56	4.66	(0.87)
Less distributions to shareholders:
From net investment income	(0.06)		(0.44)	(0.33)	(0.36)	(0.22)	(0.18)
From net realized gains	(0.56)		(1.15)	(0.84)	(0.36)	—	—
Total distributions	(0.62)		(1.59)	(1.17)	(0.72)	(0.22)	(0.18)
Net asset value, end of period	$19.12		$18.64	$16.76	$15.18	$13.34	$8.90
Total Return(b)	5.73	%**	21.36%	19.07%	19.41%	52.76%	(8.89)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,394,466		$4,556,742	$3,800,326	$3,663,370	$2,260,046	$1,241,562
Net expenses to average daily net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	1.68	%(c)**	2.11%	1.97%	1.87%	1.67%	1.77%
Portfolio turnover rate	12	%**	23%	25%	23%	25%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.05%	0.06%	0.08%	0.09%

(a)   Calculated using average shares outstanding throughout the period.

(b)   The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)   The ratio for the six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*   Annualized.

**   Not annualized.

See accompanying notes to the financial statements.

24

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.64		$16.77	$15.18	$13.34	$8.90	$9.96
Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.36	0.31	0.28	0.19	0.18
Net realized and unrealized gain (loss)	0.78		3.11	2.47	2.28	4.48	(1.05)
Total from investment operations	1.11		3.47	2.78	2.56	4.67	(0.87)
Less distributions to shareholders:
From net investment income	(0.06)		(0.45)	(0.35)	(0.36)	(0.23)	(0.19)
From net realized gains	(0.56)		(1.15)	(0.84)	(0.36)	—	—
Total distributions	(0.62)		(1.60)	(1.19)	(0.72)	(0.23)	(0.19)
Net asset value, end of period	$19.13		$18.64	$16.77	$15.18	$13.34	$8.90
Total Return(b)	5.80	%**	21.36%	19.22%	19.47%	52.84%	(8.92)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,960,086		$3,424,024	$2,007,037	$1,169,805	$923,221	$207,858
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.69%	0.70%	0.69%
Net investment income to average daily net assets	1.70	%(c)**	2.04%	1.98%	2.00%	1.65%	1.79%
Portfolio turnover rate	12	%**	23%	25%	23%	25%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.05%	0.06%	0.09%	0.09%

(a)   Calculated using average shares outstanding throughout the period.

(b)   The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)   The ratio for the six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*   Annualized.

**   Not annualized.

See accompanying notes to the financial statements.

25

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.63		$16.75	$15.19	$13.25	$8.86	$9.93
Income (loss) from investment operations:
Net investment income (loss)(a)	0.30		0.30	0.24	0.30	0.14	0.05
Net realized and unrealized gain (loss)	0.77		3.12	2.46	2.21	4.45	(0.93)
Total from investment operations	1.07		3.42	2.70	2.51	4.59	(0.88)
Less distributions to shareholders:
From net investment income	(0.05)		(0.39)	(0.30)	(0.21)	(0.20)	(0.19)
From net realized gains	(0.56)		(1.15)	(0.84)	(0.36)	—	—
Total distributions	(0.61)		(1.54)	(1.14)	(0.57)	(0.20)	(0.19)
Net asset value, end of period	$19.09		$18.63	$16.75	$15.19	$13.25	$8.86
Total Return(b)	5.58	%**	21.04%	18.66%	19.18%	52.10%	(9.09)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$9,023		$8,258	$5,673	$3,508	$12,878	$4,449
Net expenses to average daily net assets	1.05	%*	1.05%	1.05%	1.05%	1.05%	1.06%
Net investment income to average daily net assets	1.51	%(c)**	1.69%	1.56%	2.24%	1.23%	0.55%
Portfolio turnover rate	12	%**	23%	25%	23%	25%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.05%	0.06%	0.08%	0.10%

(a)   Calculated using average shares outstanding throughout the period.

(b)   The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)   The ratio for the six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*   Annualized.

**   Not annualized.

See accompanying notes to the financial statements.

26

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments in non-U.S. companies, including the companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index is constructed) and companies in emerging countries. The Fund generally seeks to be fully invested and normally does not take temporary defensive positions, but may hold up to 10% of its total assets in cash and other high quality investments in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. The Fund may make investments in emerging countries, but these investments generally will represent 10% or less of the Fund's total assets.

Throughout the period ended August 31, 2007, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market

27

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

28

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost

29

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

30

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $138,907,518, collateralized by cash in the amount of $147,291,025, which was invested in the Bank of New York Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the period ended August 31, 2007, the Fund did not incur capital gains taxes.

31

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the period. For the period ended August 31, 2007, the Fund incurred $2,276 in CPMF tax which is included in the net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,443,308,423	$2,816,941,516	$(68,325,099)	$2,748,616,417

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2007, the Fund had realized gross gains attributed to redemption in-kind transactions of $57,308,342.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the

32

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

33

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.60% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $43,885 and $28,520, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration is paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $1,045,339,623 and $1,203,635,280, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote;

34

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, there were no shareholders holding in excess of 10% of the Fund's outstanding shares.

As of August 31, 2007, 0.01% of the Fund's shares were held by thirteen related parties comprised of certain GMO employee accounts, and 0.57% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class II:	Shares	Amount	Shares	Amount
Shares sold	6,113,722	$117,534,126	13,449,914	$231,622,632
Shares issued to shareholders in reinvestment of distributions	1,494,946	29,704,570	5,052,204	89,348,934
Shares repurchased	(15,041,695)	(291,700,872)	(36,326,663)	(656,595,065)
Net increase (decrease)	(7,433,027)	$(144,462,176)	(17,824,545)	$(335,623,499)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	20,032,942	$391,269,113	66,421,037	$1,188,616,078
Shares issued to shareholders in reinvestment of distributions	7,330,139	146,236,281	18,923,124	337,090,707
Shares repurchased	(42,029,020)	(808,137,858)	(67,564,953)	(1,248,260,182)
Net increase (decrease)	(14,665,939)	$(270,632,464)	17,779,208	$277,446,603

35

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	31,474,404	$603,497,338	64,980,665	$1,177,635,350
Shares issued to shareholders in reinvestment of distributions	5,132,246	102,439,627	12,035,673	214,006,988
Shares repurchased	(13,259,079)	(252,774,492)	(13,038,899)	(234,943,393)
Net increase (decrease)	23,347,571	$453,162,473	63,977,439	$1,156,698,945
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class M:	Shares	Amount	Shares	Amount
Shares sold	48,204	$944,233	765,485	$13,963,575
Shares issued to shareholders in reinvestment of distributions	14,002	279,064	34,107	607,428
Shares repurchased	(32,886)	(635,224)	(694,804)	(13,008,677)
Net increase (decrease)	29,320	$588,073	104,788	$1,562,326

36

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

37

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

38

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

39

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.82%	$1,000.00	$1,057.40	$4.24
2) Hypothetical	0.82%	$1,000.00	$1,021.01	$4.17
Class III
1) Actual	0.75%	$1,000.00	$1,057.30	$3.88
2) Hypothetical	0.75%	$1,000.00	$1,021.37	$3.81
Class IV
1) Actual	0.69%	$1,000.00	$1,058.00	$3.57
2) Hypothetical	0.69%	$1,000.00	$1,021.67	$3.51
Class M
1) Actual	1.05%	$1,000.00	$1,055.80	$5.43
2) Hypothetical	1.05%	$1,000.00	$1,019.86	$5.33

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

41

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Preferred Stocks	1.6
Short-Term Investments	0.3
Rights and Warrants	0.0
Other	1.4
100.0%
Country Summary	% of Equity Investments
United Kingdom	21.1%
Japan	20.5
France	11.9
Germany	11.1
Netherlands	5.8
Italy	3.4
Switzerland	3.3
Australia	2.5
Sweden	2.3
Singapore	1.9
Finland	1.6
South Korea	1.6
Spain	1.5
Canada	1.5
Belgium	1.3
Taiwan	1.3
Brazil	1.2
Hong Kong	1.2
Austria	1.0
Norway	0.8
China	0.7
Ireland	0.6
Russia	0.3
Mexico	0.3
Thailand	0.3
South Africa	0.2
Israel	0.2
Malaysia	0.2
Poland	0.1
Philippines	0.1
Turkey	0.1
Hungary	0.1
Indonesia	0.0
100.0%

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	22.9%
Consumer Discretionary	12.9
Energy	11.3
Materials	10.6
Industrials	10.4
Health Care	9.9
Telecommunication Services	6.9
Consumer Staples	5.5
Information Technology	5.3
Utilities	4.3
100.0%

2

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Australia — 2.4%
84,857	Australia and New Zealand Banking Group Ltd	2,016,558
127,516	BHP Billiton Ltd	4,003,720
104,004	Boral Ltd	670,634
45,208	Commonwealth Bank of Australia	2,040,599
100	General Property Trust Units	392
48,379	Macquarie Bank Ltd	2,889,828
73,689	QBE Insurance Group Ltd	2,100,039
20,217	Rio Tinto Ltd	1,541,677
109,011	Santos Ltd	1,187,340
136,544	Stockland	958,585
249,603	Suncorp-Metway Ltd	4,107,569
359,934	Telstra Corp Ltd	1,291,503
84,886	Woodside Petroleum Ltd	3,135,536
141,450	Woolworths Ltd	3,462,928
	Total Australia	29,406,908
	Austria — 1.0%
9,502	Boehler Uddeholm (Bearer)	944,290
4,228	Flughafen Wien AG	423,219
438	Lenzing AG	221,056
87,050	OMV AG	5,394,060
59,780	Voestalpine AG	4,890,198
	Total Austria	11,872,823
	Belgium — 1.3%
6,470	Colruyt SA	1,382,142
23,154	Delhaize Group	2,271,199
156,924	Dexia	4,327,511
147,719	Fortis	5,417,842
16,784	Suez Lyon des Eaux VVPR Strip *	229
40,452	UCB SA	2,279,052
	Total Belgium	15,677,975

See accompanying notes to the financial statements.

3

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Brazil — 0.3%
26,157	Banco do Brasil SA	375,957
22,600	Companhia Vale do Rio Doce	1,117,099
15,984	Electrobras (Centro)	206,847
16,600	Petroleo Brasileiro SA (Petrobras)	516,106
8,320	Petroleo Brasileiro SA (Petrobras) ADR	514,509
7,030	Unibanco-Uniao de Bancos Brasileiros SA GDR	784,407
	Total Brazil	3,514,925
	Canada — 1.5%
32,900	Canadian Imperial Bank of Commerce	2,981,562
64,264	Canadian Natural Resources	4,393,199
44,171	EnCana Corp	2,588,772
32,900	National Bank of Canada	1,711,049
13,000	Potash Corp of Saskatchewan Inc	1,152,026
62,100	Research In Motion Ltd *	5,304,963
	Total Canada	18,131,571
	China — 0.7%
256,000	China Merchants Bank	962,916
84,000	China Mobile Ltd	1,144,037
1,508,000	China Petroleum & Chemical Corp Class H	1,660,886
248,000	China Shipping Development Co Ltd Class H	749,682
6,300	China Telecom Corp Ltd ADR	366,534
546,300	China Telecom Corp Ltd Class H	316,452
1,006,000	CNOOC Ltd	1,234,399
530,000	Denway Motors Ltd	248,468
492,000	Huaneng Power International Inc Class H	568,368
226,000	Jiangxi Copper Co	526,820
386,000	Maanshan Iron & Steel Co Ltd Class H	345,455
292,000	Yanzhou Coal Mining Co Ltd	515,558
	Total China	8,639,575
	Finland — 1.6%
288,100	Nokia Oyj	9,491,041
70,750	Rautaruukki Oyj	3,868,545

See accompanying notes to the financial statements.

4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
208,062	Sampo Oyj Class A	5,981,417
	Total Finland	19,341,003
	France — 11.7%
60,167	Air France	2,490,144
272,976	Arcelor Mittal	17,903,535
145,451	BNP Paribas	15,268,598
4,173	Bongrain SA	498,794
18,695	Bouygues	1,466,405
28,401	Carrefour SA	1,979,757
33,710	Casino Guichard-Perrachon SA	3,433,175
5,024	Chargeurs International SA	164,323
36,812	Cie de Saint-Gobain	3,986,643
137,253	Credit Agricole SA	5,155,609
2,228	Esso SAF	668,439
21,048	Lafarge SA	3,258,697
24,321	Michelin SA Class B	3,052,634
4,045	NYSE Euronext	292,096
86,816	Peugeot SA	7,364,509
75,697	Renault SA	10,169,067
263,818	Sanofi-Aventis	21,607,369
15,177	Societe Generale	2,437,069
16,784	Suez SA Class B	957,037
693	Total Gabon	572,999
462,855	Total SA	34,711,241
39,572	Vinci SA	2,805,738
	Total France	140,243,878
	Germany — 10.3%
32,932	Adidas AG	1,940,081
36,900	Allianz SE (Registered)	7,927,110
55,446	BASF AG	7,344,967
93,052	Bayerische Motoren Werke AG	5,685,672
46,100	Commerzbank AG	1,895,296

See accompanying notes to the financial statements.

5

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
68,772	DaimlerChrysler AG (Registered)	6,126,948
233,905	Depfa Bank Plc	4,435,428
88,800	Deutsche Bank AG (Registered)	11,032,263
24,000	Deutsche Boerse AG	2,655,734
89,400	Deutsche Lufthansa AG (Registered)	2,608,735
108,148	Deutsche Post AG (Registered)	3,141,182
161,600	Infineon Technologies AG *	2,521,149
49,900	MAN AG	7,164,597
77,300	Muenchener Rueckversicherungs AG (Registered)	13,383,875
38,020	Salzgitter AG	7,529,665
76,800	Siemens AG (Registered)	9,656,291
43,161	Suedzucker AG	828,590
177,920	ThyssenKrupp AG	10,414,995
91,400	TUI AG *	2,377,151
71,671	Volkswagen AG	14,841,229
	Total Germany	123,510,958
	Hong Kong — 1.2%
412,600	Bank of East Asia Ltd	2,299,700
833,500	BOC Hong Kong Holdings Ltd	2,003,461
750,400	CLP Holdings Ltd	5,167,493
243,000	Hang Lung Group Ltd	1,160,095
672,000	Hong Kong Electric Holdings Ltd	3,369,286
	Total Hong Kong	14,000,035
	Hungary — 0.1%
16,650	OTP Bank	836,087
	Indonesia — 0.0%
150,000	Astra International Tbk PT	285,223
	Ireland — 0.6%
60,578	Anglo Irish Bank Corp	1,130,705
74,638	Bank of Ireland	1,371,248
100,699	CRH Plc	4,353,278

See accompanying notes to the financial statements.

6

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Ireland — continued
49,756	Greencore Group	311,429
	Total Ireland	7,166,660
	Israel — 0.1%
89,390	Bank Hapoalim BM	426,019
11,000	Check Point Software Technologies Ltd *	258,060
23,410	Teva Pharmaceutical Industries ADR	1,006,630
	Total Israel	1,690,709
	Italy — 3.2%
651,619	Enel SPA	6,733,139
795,335	ENI SPA	27,472,159
166,303	Fiat SPA	4,435,096
	Total Italy	38,640,394
	Japan — 20.2%
49,100	Acom Co Ltd	1,464,801
120,800	Canon Inc	6,895,201
131,900	Chubu Electric Power Co Inc	3,515,849
182,000	Cosmo Oil Co Ltd	822,152
123,541	Daiichi Sankyo Co Ltd	3,370,589
206,400	Daikyo Inc	741,196
63,700	Eisai Co Ltd	2,653,330
322,000	Fuji Heavy Industries Ltd	1,349,703
66,600	Fuji Photo Film Co Ltd	2,868,788
776,500	Haseko Corp *	2,091,783
651,000	Honda Motor Co Ltd	21,397,040
39,000	Hoya Corp	1,352,219
426,000	Isuzu Motors Ltd	2,310,423
795,000	Itochu Corp	8,585,125
639	Japan Tobacco Inc	3,548,690
46,100	JFE Holdings Inc	3,001,690
58,000	Kamigumi Co Ltd	498,282
156,100	Kansai Electric Power Co Inc	3,646,946

See accompanying notes to the financial statements.

7

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
100,000	Kao Corp	2,843,321
416,000	Kawasaki Kisen Kaisha Ltd	5,351,058
27,400	Kyocera Corp	2,508,350
36,000	Kyudenko Corp	188,669
74,300	Kyushu Electric Power Co Inc	1,982,754
899,000	Marubeni Corp	7,310,947
383,000	Mazda Motor Corp	1,927,347
421,200	Mitsubishi Corp	11,822,417
143,000	Mitsubishi Estate Co Ltd	3,823,011
326,000	Mitsui & Co	6,776,627
97,000	Mitsui Fudosan Co Ltd	2,537,633
329,000	Mitsui OSK Lines Ltd	4,832,907
594,718	Mitsui Trust Holding Inc	4,959,179
47,000	Nagase & Co	570,966
17,000	Nikon Corp	531,039
27,500	Nintendo Co Ltd	12,657,472
204	Nippon Building Fund Inc	2,614,509
43,000	Nippon Corp	338,995
504,000	Nippon Oil Corp	4,240,632
1,114,000	Nippon Steel Corp	7,784,457
1,201	Nippon Telegraph & Telephone Corp	5,529,005
411,000	Nippon Yusen Kabushiki Kaisha	4,052,755
982,100	Nissan Motor Co	9,381,879
4,226	NTT Docomo Inc	6,442,054
21,000	Ono Pharmaceutical Co Ltd	1,085,635
184,000	Pacific Metals Co Ltd	2,541,286
38,650	Promise Co Ltd	1,063,570
2,646	Resona Holdings Inc	5,566,913
318,400	Ricoh Company Ltd	7,008,284
13,800	Ryosan Co	364,495
89,600	Seven & I Holdings Co Ltd	2,389,058
535,200	Sojitz Corp	2,227,070
46,000	SUMCO Corp	2,457,961
248,000	Sumitomo Corp	4,278,085

See accompanying notes to the financial statements.

8

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
63,000	Taisho Pharmaceutical Co Ltd	1,232,781
276,100	Takeda Pharmaceutical Co Ltd	18,890,382
68,400	Tokyo Electric Power Co Inc	1,793,952
28,100	Tokyo Electron Ltd	2,011,477
108,000	TonenGeneral Sekiyu KK	1,069,775
123,300	Toyota Motor Corp	7,140,173
	Total Japan	242,242,687
	Malaysia — 0.2%
99,300	Gamuda Berhad	212,675
161,000	Genting Berhad	341,569
296,400	IOI Corp. Berhad	424,492
114,600	Malayan Banking Berhad	383,291
88,300	MISC Berhad	241,536
88,700	Public Bank Berhad	239,208
98,300	Sime Darby Berhad	264,623
77,500	Telekom Malaysia Berhad	217,184
	Total Malaysia	2,324,578
	Mexico — 0.3%
50,100	Alfa SA de CV Class A	360,322
274,933	Cemex SA de CV CPO *	890,610
102,270	Fomento Economico Mexicano SA de CV	355,020
103,000	Grupo Financiero Banorte SA de CV	420,103
108,400	Grupo Mexico SA Class B	683,825
22,950	Telefonos de Mexico SA de CV Class L ADR	811,053
	Total Mexico	3,520,933
	Netherlands — 5.7%
491,287	ABN Amro Holdings NV	22,832,663
370,837	Aegon NV	6,765,071
43,981	Akzo Nobel NV	3,466,525
12,283	Boskalis Westminster	531,907
2,671	Gamma Holdings NV	219,606

See accompanying notes to the financial statements.

9

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
120,207	Heineken NV	7,620,182
493,931	ING Groep NV	19,879,037
139,540	Koninklijke Ahold NV *	1,870,070
45,860	Koninklijke DSM	2,345,391
9,008	Koninklijke Ten Cate NV	349,977
9,187	Koninklijke Vopak NV	539,213
124,400	Reed Elsevier NV	2,244,193
	Total Netherlands	68,663,835
	Norway — 0.8%
21,304	Frontline Ltd	995,448
62,351	Norsk Hydro ASA	2,296,660
228,300	Orkla ASA	3,705,833
84,565	Statoil ASA	2,433,072
	Total Norway	9,431,013
	Philippines — 0.0%
13,800	Ayala Corp	145,726
7,240	Philippine Long Distance Telephone	413,894
	Total Philippines	559,620
	Poland — 0.1%
6,200	KGHM Polska Miedz SA	256,775
30,560	Polski Koncern Naftowy Orlen SA *	626,675
54,530	Telekomunikacja Polska SA	421,723
	Total Poland	1,305,173
	Russia — 0.3%
18,370	Lukoil ADR	1,359,380
17,640	Mobile Telesystems ADR	1,167,062
3,100	Oao Tatneft GDR (Registered Shares)	313,100
30,900	Vimpel-Communications ADR	753,960
	Total Russia	3,593,502

See accompanying notes to the financial statements.

10

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Singapore — 1.8%
404,000	Capitaland Ltd	1,961,653
371,000	DBS Group Holdings Ltd	4,875,899
161,500	Fraser & Neave Ltd	526,789
472,000	Keppel Corp Ltd	3,961,846
527,000	Oversea-Chinese Banking Corp	2,962,588
1,953,570	Singapore Telecommunications	4,672,241
228,000	United Overseas Bank Ltd	3,115,808
	Total Singapore	22,076,824
	South Africa — 0.2%
167,296	FirstRand Ltd	547,826
12,892	Imperial Holdings Ltd	258,527
13,503	Nedbank Group Ltd	255,519
9,700	Remgro Ltd	250,705
115,100	Sanlam Ltd	347,624
35,095	Standard Bank Group Ltd	514,603
60,300	Steinhoff International Holdings	194,164
	Total South Africa	2,368,968
	South Korea — 1.5%
3,939	Daelim Industrial Co Ltd	658,873
8,036	Daewoo Engineering & Construction Co Ltd	229,862
11,940	Dongkuk Steel Mill	549,170
1,660	GS Engineering & Construction Corp	261,688
8,928	Hana Financial Group Inc	422,218
11,250	Hanjin Shipping	629,059
13,460	Hynix Semiconductor Inc *	484,982
6,022	Hyundai Development Co	538,796
6,550	Hyundai Mobis	704,225
10,070	Hyundai Motor Co	746,196
16,740	Hyundai Securities Co	510,174
7,870	Hyundai Steel Co	629,589
700	KCC Corp	358,065
15,700	KIA Motors Corp *	212,290

See accompanying notes to the financial statements.

11

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
9,410	Kookmin Bank	763,333
15,270	Korea Electric Power Corp	681,707
5,351	Korean Air Lines Co Ltd	362,320
1,900	KT Corp	90,135
9,350	KT Corp ADR	222,717
7,000	KT&G Corp	532,246
4,600	LG Chemicals Ltd	478,663
10,240	LG Corp	587,783
5,860	LG Petrochemical Co Ltd	283,499
4,000	POSCO	2,447,928
1,837	Samsung Electronics Co Ltd	1,158,026
2,700	Samsung SDI Co Ltd	177,479
19,300	Shinhan Financial Group Co Ltd	1,183,286
560	Shinsegae Co Ltd	370,085
2,726	SK Corp	419,339
6,674	SK Energy Co Ltd *	914,003
100	SK Telecom Co Ltd	21,947
21,030	SK Telecom Co Ltd ADR	575,591
	Total South Korea	18,205,274
	Spain — 1.5%
44,976	ACS Actividades de Construccion y Servicios SA	2,475,415
19,990	Endesa SA	1,086,603
89,922	Iberdrola SA	4,987,790
114,883	Repsol YPF SA	4,139,737
220,410	Telefonica SA	5,481,098
	Total Spain	18,170,643
	Sweden — 2.3%
129,900	Electrolux AB Series B	2,922,400
74,250	Hennes & Mauritz AB Class B	4,197,746
83,600	Nordea AB	1,277,250
185,000	Sandvik AB	3,780,885
178,000	Scania AB Class B	4,153,484

See accompanying notes to the financial statements.

12

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
68,600	Skandinaviska Enskilda Banken AB Class A	2,078,528
68,800	Swedbank AB	2,260,099
124,900	Tele2 AB Class B	2,288,069
269,800	Volvo AB Class B	4,678,960
	Total Sweden	27,637,421
	Switzerland — 3.3%
6,497	Bobst Group AG (Registered)	448,852
21,807	Credit Suisse Group	1,431,154
6,550	Nestle SA (Registered)	2,854,756
291,090	Novartis AG (Registered)	15,344,794
61,734	Swiss Reinsurance Co (Registered)	5,208,626
2,548	Swisscom AG (Registered)	896,605
45,745	Zurich Financial Services AG	13,137,980
	Total Switzerland	39,322,767
	Taiwan — 1.3%
95,457	Acer Inc	167,881
295,018	Advanced Semiconductor Engineering Inc	291,637
209,508	Asustek Computer Inc	625,231
132,000	Cathay Financial Holding Co Ltd	293,782
310,030	Chi Mei Optoelectronics Corp	313,905
650,960	China Development Financial Holding Corp	265,458
822,841	China Steel Corp	1,118,782
513,000	Chinatrust Financial Holding Co Ltd *	385,835
249,084	Chunghwa Telecom Co Ltd	442,679
273,383	Compal Electronics Inc	302,652
88,960	Delta Electronics Inc	331,683
291,247	Far Eastern Textile Co Ltd	342,491
119,000	Far Eastone Telecommunications Co Ltd	143,366
274,930	Formosa Chemicals & Fibre Co	669,495
297,515	Formosa Plastics Corp	739,088
28,558	High Tech Computer Corp	387,959
99,360	Hon Hai Precision Industry Co Ltd	737,379

See accompanying notes to the financial statements.

13

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
221,181	Lite-On Technology Corp	348,981
61,260	MediaTek Inc	1,035,465
458,000	Mega Financial Holdings Co Ltd	285,151
184,370	Mosel Vitelic Inc	217,971
360,080	Nan Ya Plastics Corp	873,786
79,559	Novatek Microelectronics	321,066
240,688	Pou Chen Corp	240,668
867,002	Powerchip Semiconductor Corp	427,196
62,100	Powertech Technology Inc	250,525
748,000	Promos Technologies Inc	231,019
157,290	Quanta Computer Inc	255,916
165,453	Shin Kong Financial Holdings	161,157
241,677	Siliconware Precision Industries Co	493,093
528,390	Taishin Financial Holdings Co Ltd *	264,826
205,000	Taiwan Cellular Corp	260,842
324,862	Taiwan Semiconductor Manufacturing Co Ltd	616,790
5,621	Taiwan Semiconductor Manufacturing Co Ltd ADR	55,760
65,000	U-Ming Marine Transport Co *	193,953
165,240	Unimicron Technology Corp	259,315
691,000	United Microelectronics Corp	390,095
222,579	Wistron Corp	404,517
	Total Taiwan	15,147,395
	Thailand — 0.3%
91,150	Bangkok Bank Pcl NVDR (a)	315,872
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	24,664
1,245,260	IRPC Pcl (Foreign Registered) (a)	240,897
175,850	Kasikornbank Pcl NVDR (a)	404,751
624,060	Krung Thai Bank Pcl (Foreign Registered) (a)	205,527
119,180	PTT Exploration & Production Pcl (Foreign Registered) (a)	422,915
85,680	PTT Pcl (Foreign Registered) (a)	762,429
38,700	Siam Cement Pcl (Foreign Registered) NVDR (a)	281,680
172,200	Siam Commercial Bank Pcl (Foreign Registered) (a)	393,804
	Total Thailand	3,052,539

See accompanying notes to the financial statements.

14

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Turkey — 0.1%
31,760	Turk Hava Yollari Anonim Ortakligi *	222,204
102,520	Turkiye Garanti Bankasi	659,188
	Total Turkey	881,392
	United Kingdom — 20.8%
94,289	3i Group Plc	2,010,872
54,716	Alliance & Leicester Plc	1,165,256
246,300	AstraZeneca Plc	12,138,502
391,253	Aviva Plc	5,604,799
210,891	Barratt Developments Plc	3,960,354
68,876	Berkeley Group Holdings Plc *	2,238,785
182,196	BG Group Plc	2,915,678
65,529	BHP Billiton Plc	1,921,621
1,828,012	BT Group Plc	11,657,961
940,196	Centrica Plc	7,327,713
862,613	DSG International Plc	2,706,611
1,405,089	GlaxoSmithKline Plc	36,667,941
231,263	HBOS Plc	4,110,900
328,813	Home Retail Group	2,754,637
164,980	Imperial Tobacco Group Plc	7,465,593
115,026	Inchcape Plc	1,100,025
323,002	J Sainsbury Plc	3,615,951
402,607	Kingfisher Plc	1,697,220
261,575	National Grid Plc	3,920,063
92,250	Next Plc	3,605,703
255,107	Northern Foods Plc	528,762
870,317	Old Mutual Plc	2,810,626
84,522	Reckitt Benckiser Plc	4,608,856
201,330	Rio Tinto Plc	13,906,771
1,126,088	Royal & Sun Alliance Insurance Group	3,220,442
1,534,926	Royal Bank of Scotland Group	17,836,229
212,792	Royal Dutch Shell Group Class A (Amsterdam)	8,242,418
222,000	Royal Dutch Shell Plc A Shares (London)	8,626,247
172,073	Royal Dutch Shell Plc B Shares (London)	6,710,035

See accompanying notes to the financial statements.

15

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
128,804	Scottish & Southern Energy Plc	3,690,820
112,374	Tate & Lyle Plc	1,282,930
1,075,714	Taylor Woodrow Plc	7,561,248
391,446	Tesco Plc	3,365,296
111,700	Unilever Plc	3,529,954
10,195,489	Vodafone Group Inc	32,948,206
27,585	Whitbread Plc	915,888
587,724	William Morrison Supermarkets Plc	3,406,160
62,279	Wolseley Plc	1,308,766
103,297	Xstrata Plc	6,077,560
	Total United Kingdom	249,163,399
	TOTAL COMMON STOCKS (COST $842,666,055)	1,160,626,687
	PREFERRED STOCKS — 1.6%
	Brazil — 0.9%
31,594	Banco Bradesco SA 1.01%	788,240
16,650	Banco Itau Holding Financeira SA 0.34%	729,816
15,500	Bradespar SA 0.41%	655,708
29,148	Brasil Telecom Participacoes SA 0.37%	423,404
31,879	Companhia Energetica de Minas Gerais 1.96%	614,183
19,492	Companhia Paranaense de Energia 1.94%	317,912
39,900	Companhia Vale do Rio Doce Class A 0.53%	1,651,315
30,402	Electrobras (Centro) SA Class B 6.38%	374,989
18,550	Gerdau Metalurgica SA 3.24%	581,460
26,700	Gerdau SA 2.43%	653,211
109,057	Itausa-Investimentos Itau SA 0.41%	655,898
59,024	Petroleo Brasileiro SA (Petrobras) 0.67%	1,570,363
67,200	Sadia SA 1.92%	338,398
39,570	Tele Norte Leste Participacoes ADR 0.18%	874,101
12,000	Usinas Siderrurgicas de Minas Gerais SA 0.72%	714,801
	Total Brazil	10,943,799

See accompanying notes to the financial statements.

16

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Germany — 0.6%
900	Porsche AG (Non Voting) 0.46%	1,609,407
20,411	Villeroy & Boch AG (Non Voting) 2.78%	432,102
40,841	Volkswagen AG 1.39%	5,079,886
	Total Germany	7,121,395
	Italy — 0.1%
435,821	Compagnia Assicuratrice Unipol 3.37%	1,389,073
	TOTAL PREFERRED STOCKS (COST $9,616,696)	19,454,267
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
435,821	Unipol Gruppo Finanziario SPA Rights, Expires 07/03/07 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—
	SHORT-TERM INVESTMENTS — 0.3%
3,400,000	Bank of Montreal Time Deposit, 5.05%, due 09/04/07	3,400,000
	TOTAL SHORT-TERM INVESTMENTS (COST $3,400,000)	3,400,000
	TOTAL INVESTMENTS — 98.6% (Cost $855,682,751)	1,183,480,954
	Other Assets and Liabilities (net) — 1.4%	17,006,216
	TOTAL NET ASSETS — 100.0%	$1,200,487,170

See accompanying notes to the financial statements.

17

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  As of August 31, 2007, these rights have been exercised but shares have not yet been credited to the Fund.

As of August 31, 2007, 91.07% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

18

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $855,682,751) (Note 2)	$1,183,480,954
Cash	52,544
Foreign currency, at value (cost $17,243,188) (Note 2)	17,130,515
Receivable for investments sold	3,007,400
Receivable for Fund shares sold	6,208
Dividends and interest receivable	2,930,420
Foreign taxes receivable	703,492
Receivable for expenses reimbursed by Manager (Note 3)	80,569
Total assets	1,207,392,102
Liabilities:
Payable for investments purchased	3,003,761
Payable for Fund shares repurchased	3,004,577
Payable to affiliate for (Note 3):
Management fee	540,728
Shareholder service fee	150,203
Trustees and Chief Compliance Officer of GMO Trust fees	2,346
Accrued expenses	203,317
Total liabilities	6,904,932
Net assets	$1,200,487,170
Net assets consist of:
Paid-in capital	$797,562,049
Accumulated undistributed net investment income	20,412,154
Accumulated net realized gain	54,792,969
Net unrealized appreciation	327,719,998
$1,200,487,170
Net assets attributable to:
Class III shares	$1,200,487,170
Shares outstanding:
Class III	54,751,813
Net asset value per share:
Class III	$21.93

See accompanying notes to the financial statements.

19

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $2,901,091)	$25,079,672
Interest	512,765
Total investment income	25,592,437
Expenses:
Management fee (Note 3)	3,256,280
Shareholder service fee – Class III (Note 3)	904,522
Custodian and fund accounting agent fees	352,452
Transfer agent fees	16,468
Audit and tax fees	35,604
Legal fees	13,616
Trustees fees and related expenses (Note 3)	6,780
Registration fees	2,024
Miscellaneous	9,751
Total expenses	4,597,497
Fees and expenses reimbursed by Manager (Note 3)	(425,500)
Net expenses	4,171,997
Net investment income (loss)	21,420,440
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	53,625,556
Closed futures contracts	93,832
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $646) (Note 2)	1,119,208
Net realized gain (loss)	54,838,596
Change in net unrealized appreciation (depreciation) on:
Investments	18,995,493
Foreign currency, forward contracts and foreign currency related transactions	(479,294)
Net unrealized gain (loss)	18,516,199
Net realized and unrealized gain (loss)	73,354,795
Net increase (decrease) in net assets resulting from operations	$94,775,235

See accompanying notes to the financial statements.

20

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$21,420,440	$18,003,549
Net realized gain (loss)	54,838,596	55,122,662
Change in net unrealized appreciation (depreciation)	18,516,199	107,047,664
Net increase (decrease) in net assets from operations	94,775,235	180,173,875
Distributions to shareholders from:
Net investment income
Class III	(1,362,623)	(20,061,779)
Net realized gains
Class III	(32,702,949)	(39,922,774)
	(34,065,572)	(59,984,553)
Net share transactions (Note 7):
Class III	34,513,411	155,491,902
Total increase (decrease) in net assets	95,223,074	275,681,224
Net assets:
Beginning of period	1,105,264,096	829,582,872
End of period (including accumulated undistributed net investment income of $20,412,154 and $354,337, respectively)	$1,200,487,170	$1,105,264,096

See accompanying notes to the financial statements.

21

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.76		$18.31	$15.78	$13.19	$8.73	$9.70
Income (loss) from investment operations:
Net investment income (loss)†	0.40		0.36	0.35	0.26	0.21	0.19
Net realized and unrealized gain (loss)	1.41		3.28	2.77	2.61	4.55	(0.90)
Total from investment operations	1.81		3.64	3.12	2.87	4.76	(0.71)
Less distributions to shareholders:
From net investment income	(0.03)		(0.40)	(0.31)	(0.28)	(0.30)	(0.26)
From net realized gains	(0.61)		(0.79)	(0.28)	—	—	—
Total distributions	(0.64)		(1.19)	(0.59)	(0.28)	(0.30)	(0.26)
Net asset value, end of period	$21.93		$20.76	$18.31	$15.78	$13.19	$8.73
Total Return(a)	8.56	%**	20.33%	20.04%	21.94%	54.99%	(7.47)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,200,487		$1,105,264	$829,583	$559,912	$291,360	$94,709
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.69%	0.69%	0.70%
Net investment income to average daily net assets	3.55	%*	1.83%	2.10%	1.91%	1.87%	1.98%
Portfolio turnover rate	18	%**	34%	39%	44%	36%	48%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*	0.08%	0.10%	0.16%	0.26%	0.45%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its investment objective by outperforming the MSCI EAFE Index (after tax), which is computed by GMO by adjusting the return of the MSCI EAFE Index (Europe, Australasia, and Far East) by its tax cost. The Fund typically makes equity investments in non-U.S. companies that issue stocks included in the MSCI EAFE universe (which is larger than, but generally represented by, the MSCI EAFE Index), plus companies in Canada and emerging countries. GMO uses quantitative models integrated with tax management techniques to provide broad exposure to the international equity markets to investors subject to U.S. federal income tax. The Fund's investments in emerging countries generally will represent 15% or less of the Fund's total assets.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but

23

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures

24

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

25

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed Securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

26

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2007, the Fund incurred $646 in CPMF tax which is included in the net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

27

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$856,627,935	$341,748,885	$(14,895,866)	$326,853,019

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

28

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act)), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) exceed 0.54% of the Fund's average daily net assets.

29

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $5,124 and $3,588, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $234,018,358 and $204,702,745, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, there were no shareholders holding in excess of 10% of the Fund's outstanding shares.

As of August 31, 2007, 2.10% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 0.11% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,711,828	$37,200,688	8,725,835	$171,811,462
Shares issued to shareholders in reinvestment of distributions	1,330,935	30,398,566	2,416,494	47,334,895
Shares repurchased	(1,526,800)	(33,085,843)	(3,218,183)	(63,654,455)
Net increase (decrease)	1,515,963	$34,513,411	7,924,146	$155,491,902

30

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of

31

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

32

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

33

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.69%	$1,000.00	$1,085.60	$3.62
2) Hypothetical	0.69%	$1,000.00	$1,021.67	$3.51

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

34

GMO Domestic Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.8%
Short-Term Investments	2.9
Swaps	1.0
Preferred Stocks	0.2
Futures	0.0
Forward Currency Contracts	(0.0)
Other	1.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 8.8%
	Corporate Debt — 3.1%
7,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	8,406,450
11,347,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	11,295,031
	Total Corporate Debt	19,701,481
	U.S. Government — 1.9%
2,476,620	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	2,572,976
9,019,556	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	9,146,394
	Total U.S. Government	11,719,370
	U.S. Government Agency — 3.8%
9,750,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 02/01/27	9,689,162
3,750,000	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 5.86%, due 12/01/14	3,759,412
3,773,203	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.53%, due 03/30/19	3,789,767
3,475,000	Agency for International Development Floater (Support of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 5.76%, due 06/15/12	3,470,691
3,300,005	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 5.54%, due 01/01/12	3,264,945
	Total U.S. Government Agency	23,973,977
	TOTAL DEBT OBLIGATIONS (COST $55,317,791)	55,394,828
	PREFERRED STOCKS — 0.3%
	Banking — 0.3%
10,000	Home Ownership Funding 2 Preferred 144A, 13.34%	1,507,954
	TOTAL PREFERRED STOCKS (COST $2,576,211)	1,507,954

See accompanying notes to the financial statements.

2

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 89.7%
	Affiliated Issuers — 89.7%
21,783,265	GMO Short-Duration Collateral Fund	562,443,907
1,483	GMO Special Purpose Holding Fund (c) (d)	2,135
	TOTAL MUTUAL FUNDS (COST $559,532,692)	562,446,042
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
1,279,098	Merrimac Cash Series-Premium Class	1,279,098
	TOTAL SHORT-TERM INVESTMENTS (COST $1,279,098)	1,279,098
	TOTAL INVESTMENTS — 99.0% (Cost $618,705,792)	620,627,922
	Other Assets and Liabilities (net) — 1.0%	6,181,824
	TOTAL NET ASSETS — 100.0%	$626,809,746

See accompanying notes to the financial statements.

3

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
62	U.S. Long Bond (CBT)	December 2007	$6,916,874	$55,001
117	U.S. Treasury Note 10 Yr.	December 2007	12,758,485	(7,417)
43	U.S. Treasury Note 5 Yr. (CBT)	December 2007	4,588,234	20,334
				$67,918
Sales
107	U.S. Treasury Note 2 Yr. (CBT)	December 2007	$22,058,719	$(40,691)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
11,500,000	USD	3/20/2013	Barclays	(Pay)	0.61%	Health Care
			Bank PLC			Properties	$227,983
					Premiums to (Pay) Receive	$—	$277,983

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
75,000,000	USD	10/31/2007	Lehman	1 month	Return on Lehman
			Brothers	LIBOR - 0.04%	Brothers U.S.
					Government Index	$801,931
140,000,000	USD	11/30/2007	Lehman Brothers	1 month LIBOR - 0.06%	Return on Lehman Brothers U.S. Government Index	1,499,271

See accompanying notes to the financial statements.

4

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Total Return Swaps — continued

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
75,000,000	USD	5/30/2008	Lehman	1 month	Return on Lehman
			Brothers	LIBOR - 0.06%	Brothers U.S.
					Government Index	$803,181
75,000,000	USD	6/30/2008	Lehman Brothers	1 month LIBOR - 0.06%	Return on Lehman Brothers U.S. Government Index	803,181
175,000,000	USD	7/31/2008	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	1,872,630
				Premiums to (Pay) Receive	$—	$5,780,194

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(c)  Bankrupt issuer.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $59,173,100) (Note 2)	$58,181,880
Investments in affiliated issuers, at value (cost $559,532,692) (Notes 2 and 8)	562,446,042
Interest receivable	313,326
Receivable for open swap contracts (Note 2)	6,058,177
Receivable for expenses reimbursed by Manager (Note 3)	13,268
Total assets	627,012,693
Liabilities:
Payable to affiliate for (Note 3):
Management fee	51,986
Shareholder service fee	36,021
Trustees and Chief Compliance Officer of GMO Trust fees	930
Payable for variation margin on open futures contracts (Note 2)	45,917
Accrued expenses	68,093
Total liabilities	202,947
Net assets	$626,809,746
Net assets consist of:
Paid-in capital	$621,949,199
Accumulated undistributed net investment income	4,258,726
Accumulated net realized loss	(7,405,713)
Net unrealized appreciation	8,007,534
$626,809,746
Net assets attributable to:
Class III shares	$92,318,884
Class VI shares	$534,490,862
Shares outstanding:
Class III	9,307,954
Class VI	53,812,345
Net asset value per share:
Class III	$9.92
Class VI	$9.93

See accompanying notes to the financial statements.

6

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$3,801,243
Interest	1,803,979
Dividends	50,000
Total investment income	5,655,222
Expenses:
Management fee (Note 3)	266,246
Shareholder service fee – Class III (Note 3)	123,301
Shareholder service fee – Class VI (Note 3)	101,225
Custodian, fund accounting agent and transfer agent fees	36,708
Audit and tax fees	29,348
Legal fees	6,808
Trustees fees and related expenses (Note 3)	2,723
Registration fees	1,104
Miscellaneous	3,128
Total expenses	570,591
Fees and expenses reimbursed by Manager (Note 3)	(74,336)
Net expenses	496,255
Net investment income (loss)	5,158,967
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(742)
Investments in affiliated issuers	578,805
Realized gains distributions from affiliated issuers (Note 8)	9,082
Closed futures contracts	(1,084,637)
Closed swap contracts	689,709
Net realized gain (loss)	192,217
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(343,851)
Investments in affiliated issuers	1,115,742
Open futures contracts	649,655
Open swap contracts	1,343,329
Net unrealized gain (loss)	2,764,875
Net realized and unrealized gain (loss)	2,957,092
Net increase (decrease) in net assets resulting from operations	$8,116,059

See accompanying notes to the financial statements.

7

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,158,967	$20,918,305
Net realized gain (loss)	192,217	(3,832,373)
Change in net unrealized appreciation (depreciation)	2,764,875	4,109,168
Net increase (decrease) in net assets from operations	8,116,059	21,195,100
Distributions to shareholders from:
Net investment income
Class III	(339,504)	(4,864,279)
Class VI	(571,071)	(16,195,086)
Total distributions from net investment income	(910,575)	(21,059,365)
Net share transactions (Note 7):
Class III	(4,338,033)	(31,467,198)
Class VI	201,987,173	(31,859,527)
Increase (decrease) in net assets resulting from net share transactions	197,649,140	(63,326,725)
Total increase (decrease) in net assets	204,854,624	(63,190,990)
Net assets:
Beginning of period	421,955,122	485,146,112
End of period (including accumulated undistributed net investment income of $4,258,726 and $10,334, respectively)	$626,809,746	$421,955,122

See accompanying notes to the financial statements.

8

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005		2004	2003
Net asset value, beginning of period	$9.81		$9.81	$9.84	$10.07		$10.08	$9.68
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.43	0.13	0.16		0.23	0.22
Net realized and unrealized gain (loss)	(0.00	)(b)	0.06	0.16	0.04		0.24	0.86
Total from investment operations	0.12		0.49	0.29	0.20		0.47	1.08
Less distributions to shareholders:
From net investment income	(0.01)		(0.49)	(0.16)	(0.16)		(0.20)	(0.27)
From net realized gains	—		—	(0.16)	(0.27)		(0.28)	(0.41)
Return of capital	—		—	—	(0.00	)(c)	—	—
Total distributions	(0.01)		(0.49)	(0.32)	(0.43)		(0.48)	(0.68)
Net asset value, end of period	$9.92		$9.81	$9.81	$9.84		$10.07	$10.08
Total Return(d)	1.27	%**	5.09%	3.02%	2.02%		4.79%	11.43%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$92,319		$94,159	$125,188	$736,300		$373,277	$113,223
Net expenses to average daily net assets(e)	0.25	%*	0.25%	0.25%	0.25%		0.25%	0.25%
Net investment income to average daily net assets(a)	2.42	%*	4.42%	1.30%	1.57%		2.30%	2.23%
Portfolio turnover rate	5	%**	17%	24%	11%		15%	71%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%	0.02%	0.03%		0.06%	0.05%

(a)  Net investment income is affected by timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Net realized and unrealized gain (loss) is less than $0.01 per share.

(c)  Return of capital is less than $0.01.

(d)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

*  Annualized.

**  Not annualized.

†  Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.

9

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006(a)
Net asset value, beginning of period	$9.82		$9.82	$9.93
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.48	0.24
Net realized and unrealized gain (loss)	0.04		0.02	(0.14	)(c)
Total from investment operations	0.13		0.50	0.10
Less distributions to shareholders:
From net investment income	(0.02)		(0.50)	(0.21)
Total distributions	(0.02)		(0.50)	(0.21)
Net asset value, end of period	$9.93		$9.82	$9.82
Total Return(d)	1.30	%**	5.19%	0.97	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$534,491		$327,796	$359,958
Net expenses to average daily net assets(e)	0.16	%*	0.16%	0.16	%*
Net investment income to average daily net assets(b)	1.72	%*	4.85%	2.38	%(f)
Portfolio turnover rate	5	%**	17%	24	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%	0.02	%*

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  The total return would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

See accompanying notes to the financial statements.

10

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the Lehman Brothers U.S. Government Index. The Fund invests a substantial portion of its assets in shares of GMO Short-Duration Collateral Fund; U.S. investment-grade bonds, including asset-backed securities and U.S. government securities; and derivatives (including synthetic debt instruments) whose value is related to U.S. investment-grade bonds. The Fund also may invest a portion of its assets in foreign bonds and lower-rated securities.

As of August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder servicing fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.   Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are

11

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $9,082 in conjunction with a settlement agreement related to the default of those asset-backed securities.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount

12

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

13

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or

14

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

15

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $4,407,398 expiring in 2015. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2007, the Fund elected to defer to March 1, 2007 post-October capital losses of $3,769,564.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$618,756,197	$3,142,053	$(1,270,328)	$1,871,725

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are

16

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

17

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.10% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.000%	0.002%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $2,079 and $1,472, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $230,951,243 and $28,971,383, respectively.

18

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 80.63% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.01% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 91.81% of the Fund's shares were held by accounts for which the Manager has investment discretion.
7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	20,220,518	$197,890,460	2,560,718	$25,144,765
Shares issued to shareholders in reinvestment of distributions	34,823	339,405	470,574	4,591,550
Shares repurchased	(20,545,425)	(202,567,898)	(6,197,833)	(61,203,513)
Net increase (decrease)	(290,084)	$(4,338,033)	(3,166,541)	$(31,467,198)

19

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	21,241,734	$209,916,102	142,221	$1,389,455
Shares issued to shareholders in reinvestment of distributions	58,490	571,071	1,658,104	16,195,086
Shares repurchased	(861,266)	(8,500,000)	(5,081,727)	(49,444,068)
Net increase (decrease)	20,438,958	$201,987,173	(3,281,402)	$(31,859,527)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$357,398,162	$230,951,243	$27,600,000	$3,801,243	$—	$562,443,907
GMO Special Purpose Holding Fund	2,090	—	—	—	9,082	2,135
Totals	$357,400,252	$230,951,243	$27,600,000	$3,801,243	$9,082	$562,446,042

20

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the

21

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that the underlying funds do not charge any advisory fees. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total

22

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

23

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.25%	$1,000.00	$1,012.70	$1.26
2) Hypothetical	0.25%	$1,000.00	$1,023.88	$1.27
Class VI
1) Actual	0.16%	$1,000.00	$1,013.00	$0.81
2) Hypothetical	0.16%	$1,000.00	$1,024.33	$0.81

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

24

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	90.9%
Short-Term Investments	8.4
Options Purchased	1.3
Swaps	0.8
Futures	(0.0)
Written Options	(1.0)
Other	(0.4)
100.0%

1

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 90.9%
	Asset-Backed Securities — 88.9%
	Auto Financing — 6.1%
7,000,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, Variable Rate, 1 mo. LIBOR + .40%, 5.90%, due 02/18/14	7,000,000
7,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 02/15/12	7,424,100
10,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.76%, due 05/15/10	9,959,000
12,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.79%, due 06/15/11	11,883,660
14,000,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.61%, due 06/17/13	13,870,080
11,000,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.66%, due 08/15/11	10,837,310
10,000,000	Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 5.71%, due 09/15/11	9,913,400
8,000,000	Superior Wholesale Inventory Financing Trust, Series 05-A12, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.79%, due 06/15/10	7,971,088
8,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.88%, due 12/15/16	7,881,040
1,419,123	Wheels SPV LLC, Series 05-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.70%, due 06/10/10	1,418,499
14,000,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.61%, due 11/15/12	13,879,894
	Total Auto Financing	102,038,071
	Business Loans — 4.3%
2,897,762	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.88%, due 01/25/35	2,896,603
5,040,006	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.90%, due 01/25/36	5,009,766
3,325,949	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.66%, due 08/22/16	3,322,955
2,472,751	GE Business Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .07%, 5.68%, due 06/15/14	2,471,116

See accompanying notes to the financial statements.

2

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
2,575,322	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.85%, due 11/15/33	2,575,322
2,137,676	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.55%, due 03/20/09	2,136,142
4,101,333	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.42%, due 04/19/15	4,086,158
4,000,000	GE Dealer Floorplan Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.58%, due 04/20/10	3,987,320
13,000,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 07/20/12	12,878,599
3,115,009	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 02/25/30	3,038,443
2,290,036	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 09/25/30	2,227,818
11,799,169	Lehman Brothers Small Balance Commercial, Series 07-2A, Class 1A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 06/25/37	11,722,084
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 02/25/13	4,977,500
11,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 07/25/11	10,972,060
	Total Business Loans	72,301,886
	CMBS — 3.9%
4,793,508	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	4,771,410
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.71%, due 07/15/44	6,955,200
13,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.74%, due 12/15/20	12,983,100
7,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	7,014,219
4,000,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	4,016,562
3,788,413	Greenwich Capital Commercial Funding Corp., Series 06-FL4, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.42%, due 11/05/21	3,783,677
7,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	6,995,240

See accompanying notes to the financial statements.

3

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
1,888,695	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.69%, due 09/15/21	1,888,288
6,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	6,031,641
3,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.91%, due 10/15/42	3,021,810
8,371,462	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.70%, due 09/15/21	8,354,538
	Total CMBS	65,815,685
	CMBS Collateralized Debt Obligations — 1.3%
7,480,000	ACAS CRE CDO, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .80%, 6.17%, due 11/23/52	7,450,155
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.83%, due 08/26/30	6,965,700
7,400,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.84%, due 05/25/46	7,321,375
	Total CMBS Collateralized Debt Obligations	21,737,230
	Collateralized Loan Obligations — 1.3%
15,500,000	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.53%, due 06/20/25	15,451,562
7,200,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.61%, due 07/05/11	7,160,976
	Total Collateralized Loan Obligations	22,612,538
	Credit Cards — 19.4%
7,150,000	Advanta Business Card Master Trust, Series 01-A, Class A, Variable Rate, 1 mo. LIBOR + .30%, 5.84%, due 10/20/10	7,145,495
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.61%, due 04/20/11	6,482,775
2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.60%, due 04/20/12	1,987,240
3,340,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 09/15/10	3,336,426

See accompanying notes to the financial statements.

4

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
6,000,000	American Express Credit Account Master Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + 0.08%, 5.69%, due 09/15/11	5,981,400
5,000,000	American Express Credit Account Master Trust, Series 04-4, Class A, Variable Rate, 1 mo. LIBOR + 0.09%, 5.70%, due 03/15/12	4,985,100
5,000,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.61%, due 01/18/11	4,961,500
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 02/15/13	9,931,000
4,500,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.64%, due 12/15/13	4,459,320
6,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 12/15/10	5,985,000
19,000,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 5.59%, due 02/15/12	18,900,877
1,000,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 06/15/11	999,000
5,760,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 02/15/11	5,755,978
5,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.81%, due 11/15/11	4,990,039
5,530,000	Capital One Multi-Asset Execution Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 5.86%, due 05/16/11	5,521,359
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.71%, due 06/16/14	4,964,383
11,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 08/15/13	10,939,500
6,000,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, Variable Rate, 1 mo. LIBOR + .07%, 5.40%, due 05/15/13	5,955,000
7,875,000	Chase Credit Card Master Trust, Series 03-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 10/15/10	7,869,409
3,000,000	Chase Credit Card Master Trust, Series 03-5, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 01/17/11	2,997,570
2,000,000	Chase Issuance Trust, Series 05-A3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 10/17/11	1,993,520
4,500,000	Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 03/15/13	4,454,254

See accompanying notes to the financial statements.

5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
11,000,000	Chase Issuance Trust, Series 07-A11, Class A11, Variable Rate, 1 mo. LIBOR, 5.61%, due 07/16/12	10,912,396
9,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 5.69%, due 08/15/13	8,963,100
2,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.51%, due 05/24/12	1,991,200
16,000,000	Citibank Credit Card Issuance Trust, Series 07-A1, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 5.35%, due 03/22/12	15,923,200
10,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.74%, due 08/15/10	9,996,900
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 5.68%, due 05/15/12	9,921,000
5,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 05/15/11	4,977,750
6,150,000	Discover Card Master Trust I, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR, 5.61%, due 01/17/12	6,122,632
5,600,000	Discover Card Master Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR, 5.62%, due 02/15/10	5,568,920
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 03/15/13	6,948,655
5,000,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 06/15/13	4,967,188
7,000,000	Gracechurch Card Funding Plc, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 03/15/10	6,991,250
7,000,000	Gracechurch Card Funding Plc, Series 8, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 06/15/10	6,984,390
6,900,000	Household Affinity Credit Card Master Note Trust I, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 02/15/10	6,894,070
12,000,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .05%, 5.66%, due 04/15/13	11,888,438
17,000,000	HSBC Private Label Credit Card Master Note, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 12/16/13	16,851,250
7,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.76%, due 01/15/14	7,433,625
5,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.61%, due 12/15/10	4,989,063

See accompanying notes to the financial statements.

6

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
7,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 09/15/11	6,904,310
16,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 05/16/11	16,408,477
8,415,000	World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.98%, due 05/15/12	8,425,519
15,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.79%, due 03/15/13	15,307,600
2,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.74%, due 02/15/17	1,945,780
	Total Credit Cards	327,912,858
	Emerging Markets Collateralized Debt Obligations — 0.2%
4,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.77%, due 04/18/17	3,890,000
	Equipment Leases — 0.4%
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 06/15/12	6,974,870
	Insurance Premiums — 0.8%
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.69%, due 04/15/10	2,996,700
10,000,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.66%, due 12/15/11	9,900,000
	Total Insurance Premiums	12,896,700
	Insured Auto Financing — 4.3%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.66%, due 04/20/11	4,945,600
7,000,000	Aesop Funding II LLC, Series 06-1, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.76%, due 03/20/12	6,908,650
6,000,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.41%, due 05/06/12	5,982,016
4,429,200	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, 5.37%, due 10/06/09	4,422,510

See accompanying notes to the financial statements.

7

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
8,000,000	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, Variable Rate, 1 mo. LIBOR + .03%, 5.36%, due 05/07/12	7,946,208
7,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .14%, 5.68%, due 05/20/10	6,978,672
6,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 07/15/13	5,957,940
12,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 11/15/13	11,874,960
3,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 02/25/10	2,977,523
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 11/25/11	1,964,120
7,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 06/25/09	6,956,712
5,000,000	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	4,980,650
	Total Insured Auto Financing	71,895,561
	Insured Credit Cards — 1.1%
12,000,000	Cabela's Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 5.91%, due 01/15/10	11,999,912
7,000,000	Cabela's Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 03/15/11	6,981,188
	Total Insured Credit Cards	18,981,100
	Insured Other — 1.3%
5,500,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	5,490,336
4,326,878	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.81%, due 09/15/41	4,161,418
4,380,716	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.81%, due 12/15/41	4,216,089
6,500,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.61%, due 01/05/14	6,495,450
10,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,621,902
	Total Insured Other	21,985,195

See accompanying notes to the financial statements.

8

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) — 1.1%
18,337,001	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .21%, 5.72%, due 07/25/34	18,208,642
	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
1,895,755	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.70%, due 11/25/35	1,763,052
	Insured Time Share — 0.3%
2,263,143	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.72%, due 05/20/17	2,255,364
2,289,710	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.69%, due 05/20/18	2,274,488
	Total Insured Time Share	4,529,852
	Insured Transportation — 0.5%
9,000,000	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .18%, 5.72%, due 08/18/21	8,955,180
	Investment Grade Corporate Collateralized Debt Obligations — 3.7%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.96%, due 08/05/09	2,004,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.01%, due 12/20/09	4,995,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.10%, due 12/20/09	3,010,500
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.76%, due 08/05/09	6,024,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.88%, due 03/20/10	2,976,000
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.76%, due 12/20/10	6,003,000
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.81%, due 03/20/10	2,985,000
9,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.65%, due 06/20/13	8,460,000

See accompanying notes to the financial statements.

9

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Investment Grade Corporate Collateralized Debt Obligations — continued
10,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.06%, due 08/01/11	10,073,000
9,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 5.58%, due 03/20/14	8,752,500
7,000,000	Salisbury International Investments Ltd., Series EMTN, Variable Rate, 3 mo. LIBOR + .42%, 5.78%, due 06/22/10	6,972,700
	Total Investment Grade Corporate Collateralized Debt Obligations	62,255,700
	Residential Asset-Backed Securities (United States) — 22.9%
7,140,720	Accredited Mortage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 5.56%, due 02/25/37	7,070,586
5,871,771	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.72%, due 08/25/35	5,849,340
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.78%, due 09/25/35	1,515,362
1,205,758	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 5.91%, due 11/25/50	1,194,243
10,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.69%, due 10/25/36	9,753,400
2,243,115	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.56%, due 07/25/36	2,235,735
5,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.61%, due 07/25/36	4,960,400
13,000,000	ACE Securities Corp., Series 06-HE2, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 05/25/36	12,848,030
3,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.60%, due 06/25/36	3,477,215
2,052,707	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 09/25/35	1,828,572
3,212,595	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.61%, due 06/25/36	2,911,157
3,000,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.68%, due 06/25/36	2,010,990
2,509,310	ACE Securities Corp., Series 06-SL4, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 09/25/36	2,341,814
6,631,578	ACE Securities Corp., Series 07-ASL1, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.68%, due 12/25/36	5,536,041

See accompanying notes to the financial statements.

10

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
5,408,254	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 5.58%, due 11/25/36	5,374,128
3,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.69%, due 12/25/35	2,987,820
14,000,000	Argent Securities, Inc., Series 06-M1, Class AC2, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 07/25/36	13,562,500
12,000,000	Argent Securities, Inc., Series 06-M2, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 09/25/36	11,536,200
7,000,000	Argent Securities, Inc., Series 06-M2, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 09/25/36	6,656,230
6,961,297	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.70%, due 03/25/36	6,603,138
12,000,000	Argent Securities, Inc., Series 06-W4, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 05/25/36	11,705,880
2,500,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 06/25/36	2,400,000
4,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 10/25/36	4,398,750
3,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 10/25/36	2,842,500
1,357,263	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 5.57%, due 11/25/36	1,340,297
13,749,918	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 5.73%, due 05/25/37	13,578,044
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 6.01%, due 02/28/40	6,495,684
6,011,056	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 11/25/36	5,895,824
6,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 11/25/36	5,173,140
4,369,018	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 02/25/37	3,844,735
3,185,074	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 06/25/35	3,121,372
3,000,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 06/25/36	2,958,300

See accompanying notes to the financial statements.

11

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
3,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 12/25/36	3,321,719
8,000,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 11/25/36	7,625,600
3,800,025	Citigroup Mortgage Loan Trust, Inc., Series 06-WFHE2, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.55%, due 08/25/36	3,792,045
7,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WMC1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 12/25/35	7,483,500
9,712,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 02/25/37	8,976,452
6,742,144	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 5.59%, due 03/25/37	6,667,286
3,375,714	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 04/25/36	3,368,330
192,667	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 04/25/35	190,741
5,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 08/25/36	4,549,237
7,000,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.68%, due 12/25/35	6,960,100
10,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 08/25/36	9,488,000
1,968,225	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.85%, due 01/20/35	1,904,796
1,405,752	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.83%, due 01/20/35	1,358,692
9,012,765	Household Home Equity Loan Trust, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + .15%, 5.69%, due 03/20/36	8,588,174
12,000,000	IXIS Real Estate Capital Trust, Series 06-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 03/25/36	11,960,400
9,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 12/25/36	8,747,280
2,100,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 10/25/35	2,035,777
5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 03/25/36	4,639,063

See accompanying notes to the financial statements.

12

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
672,208	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.59%, due 01/25/36	671,342
3,000,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 06/25/36	2,758,008
6,760,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 08/25/36	6,495,145
4,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 10/25/36	3,730,156
3,089,470	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 03/25/36	2,100,839
6,742,901	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 5.79%, due 01/25/47	6,577,226
3,000,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 04/25/36	2,897,340
2,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 5.66%, due 11/25/36	2,397,750
10,000,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, Variable Rate, 1 mo. LIBOR + .17%, 5.68%, due 09/25/36	9,931,250
352,269	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.73%, due 05/25/35	351,389
10,000,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 07/25/36	9,684,375
3,789,943	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 08/25/35	3,695,195
1,882,849	People's Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.78%, due 08/25/35	1,814,643
5,860,060	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.77%, due 12/25/35	5,730,025
625,351	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 05/25/39	622,687
2,991,763	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 04/25/35	2,989,893
8,000,000	Saxon Asset Securities Trust., Series 06-3, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 11/25/36	7,532,031
10,000,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 07/25/36	8,899,700

See accompanying notes to the financial statements.

13

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
270,161	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 02/25/36	269,148
6,534,306	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 10/25/36	6,487,325
2,499,697	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.77%, due 10/25/35	2,465,726
12,214,178	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 01/25/37	12,176,009
4,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 06/25/37	3,876,875
3,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 01/25/36	2,670,577
3,683,850	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 11/25/35	3,674,661
602,595	Structured Asset Securities Corp., Series 05-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 02/25/35	594,979
	Total Residential Asset-Backed Securities (United States)	386,758,913
	Residential Mortgage-Backed Securities (Australian) — 2.6%
2,856,573	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.57%, due 01/10/35	2,848,031
3,432,211	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.64%, due 11/19/37	3,385,910
5,254,980	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 07/20/38	5,233,066
7,539,676	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.48%, due 12/08/36	7,503,184
3,103,688	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.46%, due 05/10/36	3,085,904
2,550,565	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 03/20/34	2,537,455
8,214,527	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 10/20/37	8,154,150
8,483,200	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.57%, due 02/21/38	8,443,329
2,102,814	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 03/23/36	2,095,096
	Total Residential Mortgage-Backed Securities (Australian)	43,286,125

See accompanying notes to the financial statements.

14

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — 6.7%
11,000,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 09/20/66	10,983,500
3,500,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.61%, due 02/17/52	3,475,850
10,000,000	Arran Residential Mortgages Funding Plc, Series 06-2A, Class A2B, 144A, Variable Rate, 3 mo LIBOR + .05%, 5.41%, due 09/20/56	9,967,600
7,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 01/13/39	6,911,100
5,145,959	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 5.54%, due 11/20/31	5,129,595
2,230,358	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 10/11/41	2,211,378
7,500,000	Granite Master Issuer Plc, Series 06-3, Class A3, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 12/20/54	7,479,000
10,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 07/15/40	9,905,400
14,000,000	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 12/10/43	13,898,500
2,995,790	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 03/21/37	2,985,185
8,446,600	Leek Finance Plc, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16%, 5.52%, due 09/21/37	8,396,681
3,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 05/08/16	2,985,000
4,609,189	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.67%, due 11/15/38	4,546,319
4,000,000	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR, 5.44%, due 09/15/39	3,954,360
1,775,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.45%, due 12/10/11	1,774,645
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 09/10/14	4,999,600
5,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 10/15/33	4,938,150
8,640,494	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 06/12/25	8,630,126
	Total Residential Mortgage-Backed Securities (European)	113,171,989

See accompanying notes to the financial statements.

15

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (United States) — 0.1%
1,134,485	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 07/25/30	1,134,130
	Student Loans — 5.7%
5,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 04/25/16	4,992,969
8,000,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 01/25/23	7,961,600
787,696	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 09/29/14	787,662
2,561,035	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.51%, due 08/25/20	2,542,544
2,938,825	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.41%, due 09/27/21	2,922,191
2,927,914	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 06/20/15	2,920,887
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 02/25/26	7,917,440
2,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 08/25/23	1,990,000
5,828,207	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.59%, due 08/26/19	5,779,367
7,000,000	Nelnet Education Loan Funding, Inc., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.61%, due 11/25/15	6,953,310
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.41%, due 06/22/17	8,998,965
8,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 04/27/20	7,975,040
1,997,462	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 10/26/15	1,993,068
572,145	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.36%, due 01/25/18	571,590
8,500,000	SLM Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 10/15/15	8,485,391
14,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 5.36%, due 07/25/17	13,951,840

See accompanying notes to the financial statements.

16

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
10,000,000	SLM Student Loan Trust, Series 07-5, Class A1, Variable Rate, 3 mo. LIBOR - 0.01%, 5.35%, due 07/25/13	9,971,875
	Total Student Loans	96,715,739
	Trade Receivables — 0.8%
14,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 5.67%, due 12/17/10	13,984,600
	Total Asset-Backed Securities	1,499,805,616
	Corporate Debt — 0.3%
5,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 01/12/11	4,982,300
	U.S. Government — 1.5%
25,791,800	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	25,715,231
	U.S. Government Agency — 0.2%
2,226,130	Agency for International Development Floater (Support of Jamaica), Variable Rate, 4 mo. LIBOR + .30%, 5.92%, due 10/01/18	2,225,908
1,000,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	1,055,070
	Total U.S. Government Agency	3,280,978
	TOTAL DEBT OBLIGATIONS (COST $1,558,041,629)	1,533,784,125

See accompanying notes to the financial statements.

17

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED — 1.3%
		Options on Futures — 0.2%
USD	4,900	Eurodollar Futures Call, Expires 10/12/07, Strike 95.25	3,430,000
		Options on Interest Rates — 0.1%
EUR	325,000,000	EUR 6 Month LIBOR Cap Call, Expires 02/16/17, Strike 10.00%	261,437
EUR	650,000,000	EUR 6 Month LIBOR Cap Call, Expires 02/27/17, Strike 10.00%	529,607
EUR	300,000,000	EUR Swaption Cap Call, Expires 10/12/07, Strike 0.05%	22,350
EUR	300,000,000	EUR Swaption Cap Call, Expires 10/15/07, Strike 0.06%	19,188
EUR	300,000,000	EUR Swaption Floor Put, Expires 10/12/07, Strike 0.05%	242,250
EUR	300,000,000	EUR Swaption Floor Put, Expires 10/15/07, Strike 0.06%	270,807
GBP	130,000,000	GBP 3 Month LIBOR Floor Put, Expires 01/31/08, Strike 5.76%	425
GBP	65,000,000	GBP 3 Month LIBOR Floor Put, Expires 02/05/08, Strike 5.81%	530
			1,346,594
		Options on Interest Rate Swaps — 1.0%
GBP	40,000,000	GBP Swaption Call, Expires 04/11/08, Strike 5.86%	115,062
GBP	40,000,000	GBP Swaption Call, Expires 04/14/08, Strike 5.86%	116,117
GBP	40,000,000	GBP Swaption Call, Expires 04/17/08, Strike 5.97%	150,774
GBP	60,000,000	GBP Swaption Call, Expires 04/28/08, Strike 5.91%	211,392
GBP	60,000,000	GBP Swaption Call, Expires 05/08/08, Strike 5.96%	247,154
GBP	40,000,000	GBP Swaption Put, Expires 04/11/08, Strike 5.86%	300,204
GBP	40,000,000	GBP Swaption Put, Expires 04/14/08, Strike 5.86%	300,684
GBP	40,000,000	GBP Swaption Put, Expires 04/17/08, Strike 5.97%	252,482
GBP	60,000,000	GBP Swaption Put, Expires 04/28/08, Strike 5.91%	410,059
GBP	60,000,000	GBP Swaption Put, Expires 05/08/08, Strike 5.96%	374,191
SEK	2,289,000,000	SEK Swaption Call, Expires 10/31/07, Strike 4.74%	1,701,986
USD	300,000,000	USD Swaption Call, Expires 10/10/07, Strike 5.44%	5,819,943
USD	360,000,000	USD Swaption Call, Expires 9/28/07, Strike 5.20%	4,578,793
USD	198,800,000	USD Swaption Put, Expires 10/31/07, Strike 5.09%	357,830
USD	980,000,000	USD Swaption Put, Expires 10/31/07, Strike 5.09%	1,771,252
			16,707,923
		TOTAL OPTIONS PURCHASED (COST $13,994,837)	21,484,517

See accompanying notes to the financial statements.

18

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.4%
	Money Market Funds — 1.9%
31,394,787	Merrimac Cash Series-Premium Class	31,394,787
	Other Short-Term Investments — 6.5%
15,000,000	Amsterdam Funding Corp. Commercial Paper, 6.20%, due 10/04/07	14,914,750
25,000,000	Barton Capital Corp. Commercial Paper, 6.00%, due 09/05/07	24,983,334
20,000,000	Nieuw Amsterdam Receivables Commercial Paper, 5.75%, due 09/04/07	19,990,417
25,000,000	Old Line Funding LLC Commercial Paper, 5.50%, due 09/05/07	24,984,722
15,000,000	Sheffield Receivables Commercial Paper, 6.15%, due 09/27/07	14,933,375
10,000,000	Windmill Funding Corp. Commercial Paper, 5.26%, due 09/07/07	9,991,233
	Total Other Short-Term Investments	109,797,831
	TOTAL SHORT-TERM INVESTMENTS (COST $141,192,618)	141,192,618
	TOTAL INVESTMENTS — 100.6% (Cost $1,713,229,084)	1,696,461,260
	Other Assets and Liabilities (net) — (0.6%)	(10,442,101)
	TOTAL NET ASSETS — 100.0%	$1,686,019,159

See accompanying notes to the financial statements.

19

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
82	U.S. Treasury Note 10 Yr.	December 2007	$8,941,844	$(58,584)
59	U.S. Treasury Note 5 Yr. (CBT)	December 2007	6,295,484	(38,925)
				$(97,509)

Reverse Repurchase Agreements

Average balance outstanding	$(77,501,730)
Average interest rate	1.44%
Maximum balance outstanding	$(135,993,112)
Average shares outstanding	57,158,064
Average balance per share outstanding	$(1.36)
Average balance per share outstanding	97

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements. There were no reverse repurchase agreements outstanding at the end of the period.

See accompanying notes to the financial statements.

20

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Written Options

	Notional Amount	Expiration Date	Description	Premiums	Market Value
Call $118,000,000 9/04/2007	USD	Interest Rate Swaption,	Strike 5.49%	$(890,900)	$(2,451,436)
Put 118,000,000 9/04/2007	USD	Interest Rate Swaption,	Strike 5.49%	(890,900)	(329)
Call 118,000,000 9/10/2007	USD	Interest Rate Swaption,	Strike 5.53%	(814,200)	(2,778,659)
Put 118,000,000 9/10/2007	USD	Interest Rate Swaption,	Strike 5.53%	(814,200)	(7,738)
Call 118,000,000 9/17/2007	USD	Interest Rate Swaption,	Strike 5.47%	(873,200)	(2,300,949)
Put 118,000,000 9/17/2007	USD	Interest Rate Swaption,	Strike 5.47%	(873,200)	(73,138)
Call 118,000,000 9/24/2007	USD	Interest Rate Swaption,	Strike 5.37%	(944,000)	(1,656,395)
Put 118,000,000 9/24/2007	USD	Interest Rate Swaption,	Strike 5.37%	(944,000)	(287,734)
Call 117,000,000 9/28/2007	USD	Interest Rate Swaption,	Strike 5.24%	(883,350)	(933,674)
Put 117,000,000 9/28/2007	USD	Interest Rate Swaption,	Strike 5.24%	(883,350)	(744,931)
Put 360,000,000 9/28/2007	USD	Interest Rate Swaption,	Strike 5.80%	(864,000)	(23,166)
Call 360,000,000 9/28/2007	USD	Interest Rate Swaption,	Strike 5.00%	(1,143,000)	(2,491,790)
Put 300,000,000 10/10/2007	USD	Interest Rate Swaption,	Strike 6.04%	(1,275,000)	(6,870)
Call 4,900 10/12/2007	USD	Eurodollar Futures,	Strike 95.50	(1,391,600)	(1,929,375)
Put 4,900 10/12/2007	USD	Eurodollar Futures,	Strike 94.88	(840,350)	(398,125)
Call 2,289,000,000 10/31/2007	SEK	Interest Rate Swaption,	Strike 4.49%	(230,059)	(788,904)
Put 40,000,000 4/11/2008	GBP	Interest Rate Swaption,	Strike 6.44%	(183,501)	(105,730)
Put 40,000,000 4/14/2008	GBP	Interest Rate Swaption,	Strike 6.50%	(177,100)	(92,942)
Put 40,000,000 4/17/2008	GBP	Interest Rate Swaption,	Strike 6.50%	(164,703)	(92,689)
				$(15,080,613)	$(17,164,574)

See accompanying notes to the financial statements.

21

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
13,000,000	USD	9/20/2010	Morgan Stanley
			Capital Services Inc.	Receive	0.40%	Eagle Creek CDO	$83,748
7,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(205,345)
5,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	AAA CDO	(172,329)
					Premiums to (Pay) Receive	$—	$(293,926)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
810,000,000	GBP	4/9/2008	Deutsche Bank AG	Receive	6.32%	3 month GBP LIBOR	$(211,405)
405,000,000	GBP	4/9/2008	Deutsche Bank AG	Receive	6.26%	3 month GBP LIBOR	(217,613)
825,000,000	GBP	10/9/2008	Deutsche Bank AG	(Pay)	6.37%	3 month GBP LIBOR	(1,296,699)
412,500,000	GBP	10/9/2008	Deutsche Bank AG	(Pay)	6.30%	3 month GBP LIBOR	(511,560)
2,880,000,000	NOK	10/29/2008	Morgan Stanley	Receive	5.47%	3 month NOK NIBOR	(1,127,692)
1,000,000,000	NOK	3/16/2009	Morgan Stanley	Receive	5.33%	3 month NOK NIBOR	(588,265)
137,100,000	GBP	7/6/2009	Deutsche Bank AG	(Pay)	6.33%	6 month GBP LIBOR	(1,138,339)
68,600,000	GBP	7/10/2009	Deutsche Bank AG	(Pay)	6.26%	6 month GBP LIBOR	(391,492)
194,000,000	GBP	7/20/2009	Deutsche Bank AG	(Pay)	6.29%	6 month GBP LIBOR	(1,403,590)
471,000,000	USD	9/5/2009	JP Morgan Chase Bank	(Pay)	5.32%	3 month LIBOR	(3,796,703)
1,800,000,000	SEK	9/5/2009	Barclays Bank PLC	Receive	4.51%	3 month SEK STIBOR	74,535
1,405,000,000	SEK	9/5/2009	JP Morgan Chase Bank	Receive	4.51%	3 month SEK STIBOR	58,178
1,272,000,000	SEK	10/4/2009	Deutsche Bank AG	Receive	4.74%	3 month SEK STIBOR	743,533
2,313,000,000	SEK	10/4/2009	JP Morgan Chase Bank	Receive	4.74%	3 month SEK STIBOR	1,359,854
526,000,000	USD	10/5/2009	JP Morgan Chase Bank	(Pay)	5.32%	3 month LIBOR	(4,861,781)
1,711,000,000	SEK	11/2/2009	JP Morgan Chase Bank	Receive	4.74%	3 month SEK STIBOR	958,461
127,000,000	AUD	12/19/2009	Deutsche Bank AG	(Pay)	6.75%	3 month AUD BBSW	79,881
296,000,000	USD	12/19/2009	JP Morgan Chase Bank	(Pay)	5.20%	3 month LIBOR	(2,662,744)
2,003,000,000	SEK	12/19/2009	JP Morgan Chase Bank	Receive	4.70%	3 month SEK STIBOR	810,750
275,000,000	CHF	12/19/2009	JP Morgan Chase Bank	Receive	3.20%	6 month CHF LIBOR	838,576
208,000,000	CHF	12/19/2009	Merrill Lynch	Receive	3.20%	6 month CHF LIBOR	634,268

See accompanying notes to the financial statements.

22

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
275,000,000	EUR	12/19/2009	Barclays Bank PLC	(Pay)	4.60%	6 month EUR LIBOR	$(862,161)
105,000,000	GBP	12/19/2009	JP Morgan Chase Bank	(Pay)	6.20%	6 month GBP LIBOR	(517,096)
81,900,000,000	JPY	12/19/2009	JP Morgan Chase Bank	(Pay)	1.35%	6 month JPY LIBOR	(3,205,603)
1,059,000,000	NOK	3/15/2010	Morgan Stanley	(Pay)	5.17%	3 month NOK NIBOR	826,306
5,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	115,653
120,000,000	GBP	7/6/2012	Deutsche Bank AG	Receive	6.26%	6 month GBP LIBOR	3,687,963
60,000,000	GBP	7/10/2012	Deutsche Bank AG	Receive	6.20%	6 month GBP LIBOR	1,513,346
182,000,000	GBP	7/20/2012	Deutsche Bank AG	Receive	6.17%	6 month GBP LIBOR	4,283,511
15,000,000	USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	593,430
34,400,000	GBP	7/6/2017	Deutsche Bank AG	(Pay)	5.99%	6 month GBP LIBOR	(1,920,501)
17,200,000	GBP	7/10/2017	Deutsche Bank AG	(Pay)	5.93%	6 month GBP LIBOR	(813,524)
52,250,000	GBP	7/20/2017	Deutsche Bank AG	(Pay)	5.88%	6 month GBP LIBOR	(2,053,174)
92,000,000	USD	9/19/2017	JP Morgan Chase Bank	(Pay)	5.81%	3 month LIBOR	(4,190,616)
365,000,000	SEK	9/19/2017	Barclays Bank PLC	Receive	5.00%	3 month SEK STIBOR	926,486
285,000,000	SEK	9/19/2017	Morgan Stanley	Receive	5.00%	3 month SEK STIBOR	715,352
109,100,000	USD	10/18/2017	Deutsche Bank AG	(Pay)	5.75%	3 month LIBOR	(4,449,218)
30,100,000	CHF	10/18/2017	Deutsche Bank AG	Receive	3.72%	6 month CHF LIBOR	602,839
60,200,000	CHF	10/18/2017	JP Morgan Chase Bank	Receive	3.72%	6 month CHF LIBOR	1,195,251
109,500,000	USD	11/15/2017	JP Morgan Chase Bank	(Pay)	5.53%	3 month LIBOR	(2,605,143)
752,500,000	SEK	11/15/2017	JP Morgan Chase Bank	Receive	4.92%	3 month SEK STIBOR	1,046,119
73,000,000	USD	12/19/2017	JP Morgan Chase Bank	Receive	5.40%	3 month LIBOR	1,010,643
483,000,000	SEK	12/19/2017	JP Morgan Chase Bank	(Pay)	4.90%	3 month SEK STIBOR	(553,133)
33,000,000	AUD	12/19/2017	Deutsche Bank AG	Receive	6.60%	6 month AUD BBSW	(30,806)
63,000,000	CHF	12/19/2017	JP Morgan Chase Bank	(Pay)	3.30%	6 month CHF LIBOR	621,283
48,000,000	CHF	12/19/2017	Merrill Lynch	(Pay)	3.30%	6 month CHF LIBOR	473,359
65,000,000	EUR	12/19/2017	Barclays Bank PLC	Receive	4.60%	6 month EUR LIBOR	(293,388)
26,000,000	GBP	12/19/2017	JP Morgan Chase Bank	Receive	5.80%	6 month GBP LIBOR	865,122
17,500,000,000	JPY	12/19/2017	JP Morgan Chase Bank	Receive	2.05%	6 month JPY LIBOR	2,703,525
					Premiums to (Pay) Receive	$1,517,237	$(12,964,022)

See accompanying notes to the financial statements.

23

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

CDO - Collateralized Debt Obligation

CMBS - Collateralized Mortgage Backed Security

EMTN - Euromarket Medium Term Note

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NIBOR - Norwegian Interbank Offered Rate

RMBS - Residential Mortgage Backed Security

STIBOR - Stockholm Interbank Offered Rate

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

24

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $1,713,229,084) (Note 2)	$1,696,461,260
Cash	38,225
Receivable for Fund shares sold	14,775,000
Interest receivable	6,151,356
Receivable for open swap contracts (Note 2)	26,821,972
Receivable for expenses reimbursed by Manager (Note 3)	28,303
Total assets	1,744,276,116
Liabilities:
Written options outstanding, at value (premiums $15,080,613) (Note 2)	17,164,574
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	3,012
Interest payable for open swap contracts	6,836
Payable for open swap contracts (Note 2)	40,079,920
Payable for variation margin on open futures contracts (Note 2)	853,482
Accrued expenses	149,133
Total liabilities	58,256,957
Net assets	$1,686,019,159
Net assets consist of:
Net Capital(1)	$1,716,709,164
Net unrealized depreciation	(30,690,005)
$1,686,019,159
Shares outstanding:	63,961,626
Net asset value per share:	$26.36

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

25

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Interest	$43,672,209
Total investment income	43,672,209
Expenses:
Custodian, fund accounting agent and transfer agent fees	111,504
Audit and tax fees	45,724
Legal fees	18,768
Trustees fees and related expenses (Note 3)	8,530
Interest expense (Note 2)	1,117,209
Miscellaneous	9,659
Total expenses	1,311,394
Fees and expenses reimbursed by Manager (Note 3)	(179,676)
Net expenses	1,131,718
Net investment income (loss)	42,540,491
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	7,687,464
Closed futures contracts	12,637,176
Closed swap contracts	(3,830,633)
Written options	(9,430,828)
Net realized gain (loss)	7,063,179
Change in net unrealized appreciation (depreciation) on:
Investments	(19,032,533)
Open futures contracts	137,216
Open swap contracts	(12,957,704)
Written options	(1,043,547)
Foreign currency, forward contracts and foreign currency related transactions	(344)
Net unrealized gain (loss)	(32,896,912)
Net realized and unrealized gain (loss)	(25,833,733)
Net increase (decrease) in net assets resulting from operations	$16,706,758

See accompanying notes to the financial statements.

26

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$42,540,491	$71,699,954
Net realized gain (loss)	7,063,179	(41,675,218)
Change in net unrealized appreciation (depreciation)	(32,896,912)	11,010,275
Net increase (decrease) in net assets from operations	16,706,758	41,035,011
Net share transactions (Note 7):	(80,755,000)	696,755,000
Total increase (decrease) in net assets	(64,048,242)	737,790,011
Net assets:
Beginning of period	1,750,067,401	1,012,277,390
End of period	$1,686,019,159	$1,750,067,401

See accompanying notes to the financial statements.

27

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007		2006		2005(a)
Net asset value, beginning of period	$25.99		$25.23		$25.17		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.74		1.36		0.96		0.15
Net realized and unrealized gain (loss)	(0.37)		(0.60)		(0.90)		0.02
Total from investment operations	0.37		0.76		0.06		0.17
Net asset value, end of period	$26.36		$25.99		$25.23		$25.17
Total Return(b)	1.42	%**	3.01%		0.24%		0.68	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,686,019		$1,750,067		$1,012,277		$582,279
Net operating expenses to average daily net assets	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.01	%*
Interest expense to average daily net assets	0.15	%*	0.00	%(c)	—		—
Total net expenses to average daily net assets	0.15	%*	0.00	%(c)	0.00	%(c)	0.01	%*
Net investment income to average daily net assets	5.61	%*	5.36%		3.84%		2.21	%*
Portfolio turnover rate	28	%**	93%		31%		8	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03%		0.03%		0.06	%*

(a)  Period from November 22, 2004 (commencement of operations) through February 28, 2005.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO World Opportunity Overlay Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the JPMorgan U.S. 3 Month Cash Index. The Fund's investment program has two principal components. One component of the Fund's investment program involves the use of derivatives, primarily interest rate swap contracts and/or futures contracts, to seek to exploit misvaluations in world interest rates and to add value relative to the JPMorgan U.S. 3 Month Cash Index. The other component of the Fund's investment program involves making direct investments primarily in high quality U.S. and foreign fixed income securities, in particular asset-backed securities, to gain exposure to the JPMorgan U.S. 3 Month Cash Index (and to securities with similar characteristics to those in the benchmark) and to generate a core return.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are

29

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

30

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

31

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

For the period ended August 31, 2007, the Fund's investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$(810,000,000)	$(2,766,300)	$(485,000,000)	$(2,750,050)
Options written	(3,885,004,900)	(22,334,290)	(31,025,004,900)	(21,506,030)
Options exercised	1,419,000,000	8,305,394	1,257,000,000	8,381,300
Options expired	1,907,000,000	8,884,892	27,015,000,000	8,704,471
Options sold	—	—	—	—
	$(1,369,004,900)	$(7,910,304)	$(3,238,004,900)	$(7,170,309)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from

32

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

33

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a

34

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,713,229,084	$10,710,732	$(27,478,556)	$(16,767,824)

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

35

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $6,414 and $4,508, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

36

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

4.  Purchases and sales of securities

For the period ended August 31, 2007, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$6,000,000
Investments (non-U.S. Government securities)	417,766,738	454,637,250

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 75.81% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Each of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 100.00% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
	Shares	Amount	Shares	Amount
Shares sold	27,114,107	$717,550,000	47,430,776	$1,214,765,000
Shares repurchased	(30,493,511)	(798,305,000)	(20,215,136)	(518,010,000)
Net increase (decrease)	(3,379,404)	$(80,755,000)	27,215,640	$696,755,000

37

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called "fallout benefits" to the Manager, such as the possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a

38

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

39

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1	) Actual	0.15%	$1,000.00	$1,014.20	$0.76
2	) Hypothetical	0.15%	$1,000.00	$1,024.38	$0.76

*  Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

40

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.7%
Short-Term Investments	2.2
Other	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Technology	18.0%
Health Care	17.9
Financial	15.9
Retail Stores	14.6
Oil & Gas	10.7
Utility	5.3
Services	4.7
Consumer Goods	3.6
Food & Beverage	2.5
Automotive	2.3
Manufacturing	1.4
Primary Process Industry	1.2
Transportation	0.8
Machinery	0.6
Construction	0.4
Metals & Mining	0.1
100.0%

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%
	Automotive — 2.3%
300	Autoliv, Inc.	17,211
50,069	Ford Motor Co. *	391,039
12,000	General Motors Corp.	368,880
5,200	Goodyear Tire & Rubber Co. (The) *	143,832
14,100	Harley-Davidson, Inc.	758,439
900	Johnson Controls, Inc.	101,790
10,150	Paccar, Inc.	868,332
	Total Automotive	2,649,523
	Construction — 0.4%
1,600	Centex Corp.	46,256
600	D.R. Horton, Inc.	9,066
400	KB Home	12,136
1,300	Lennar Corp.-Class A	36,751
200	Martin Marietta Materials, Inc.	27,000
4,400	Masco Corp.	114,488
2,900	Toll Brothers, Inc. *	61,944
2,300	Weyerhaeuser Co.	156,791
	Total Construction	464,432
	Consumer Goods — 3.5%
5,000	Altria Group, Inc.	347,050
6,100	Avon Products, Inc.	209,535
14,200	Coach, Inc. *	632,326
900	Colgate-Palmolive Co.	59,688
1,800	Estee Lauder Cos. (The), Inc.-Class A	74,862
3,900	Hasbro, Inc.	110,019
10,100	Kimberly-Clark Corp.	693,769
1,400	Leggett & Platt, Inc.	28,560
4,400	Liz Claiborne, Inc.	150,348
13,000	Mattel Co.	281,190
800	Mohawk Industries, Inc. *	69,848

See accompanying notes to the financial statements.

2

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
11,400	Nike, Inc.	642,276
600	Polo Ralph Lauren Corp.	45,324
5,500	UST, Inc.	271,040
5,400	VF Corp.	431,190
1,100	Whirlpool Corp.	106,051
	Total Consumer Goods	4,153,076
	Financial — 15.5%
1,100	ACE Ltd.	63,536
10,300	Aflac, Inc.	549,093
24,400	Allstate Corp. (The)	1,335,900
3,850	AMBAC Financial Group, Inc.	241,857
17,700	American International Group, Inc.	1,168,200
28,208	Bank of America Corp.	1,429,581
5,300	BB&T Corp.	210,569
800	Brown & Brown, Inc.	21,536
2,900	Chubb Corp.	148,277
106,600	Citigroup, Inc.	4,997,408
1,000	CNA Financial Corp.	41,960
4,100	Comerica, Inc.	228,698
4,200	Countrywide Financial Corp.	83,370
4,400	Discover Financial Services *	101,816
900	Eaton Vance Corp.	34,551
21,600	Fannie Mae	1,417,176
3,400	Fifth Third Bancorp	121,346
1,900	First American Corp.	79,477
1,400	First Horizon National Corp.	42,952
1,400	First Marblehead Corp. (The)	46,886
1,300	Franklin Resources, Inc.	171,301
4,100	Freddie Mac	252,601
3,900	Goldman Sachs Group, Inc.	686,439
900	Hartford Financial Services Group, Inc.	80,019
1,967	Lincoln National Corp.	119,751
100	Markel Corp. *	47,566

See accompanying notes to the financial statements.

3

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
3,300	MBIA, Inc.	198,000
2,800	MetLife, Inc.	179,340
2,300	MGIC Investment Corp.	69,368
7,900	Morgan Stanley	492,723
19,100	National City Corp.	513,981
10,587	Old Republic International Corp.	192,578
4,600	PMI Group (The), Inc.	145,728
700	Popular, Inc.	8,638
8,800	Progressive Corp. (The)	178,992
2,800	Prudential Financial, Inc.	251,384
3,000	Radian Group, Inc.	52,920
2,700	Safeco Corp.	156,654
4,800	SEI Investment Co.	121,776
4,800	Torchmark Corp.	295,488
14,900	Travelers Cos. (The), Inc.	753,046
700	UnionBanCal Corp.	41,146
9,000	Unum Group	220,230
9,400	US Bancorp	304,090
1,850	W.R. Berkley Corp.	55,297
7,245	Washington Mutual, Inc.	266,036
	Total Financial	18,219,281
	Food & Beverage — 2.5%
13,300	Anheuser-Busch Cos., Inc.	657,020
16,400	Coca-Cola Co. (The)	881,992
10,600	ConAgra Foods, Inc.	272,526
1,100	General Mills Co.	61,468
2,800	HJ Heinz Co.	126,252
15,037	Kraft Foods, Inc.	482,086
2,300	McCormick & Co., Inc. (Non Voting)	82,432
1,700	Pepsi Bottling Group, Inc.	58,803
5,900	Sara Lee Corp.	98,058
9,100	Tyson Foods, Inc.-Class A	196,105
	Total Food & Beverage	2,916,742

See accompanying notes to the financial statements.

4

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — 17.5%
7,300	Abbott Laboratories	378,943
6,300	Aetna, Inc.	320,733
12,400	AmerisourceBergen Corp.	593,340
1,400	Bard (C.R.), Inc.	116,746
7,800	Baxter International, Inc.	427,128
2,100	Becton Dickinson & Co.	161,574
10,400	Bristol-Myers Squibb Co.	303,160
9,400	Cardinal Health, Inc.	642,772
6,900	Cigna Corp.	356,592
1,275	Covidien Ltd. *	50,783
700	DENTSPLY International, Inc.	27,566
11,900	Express Scripts, Inc. *	651,525
21,500	Forest Laboratories, Inc. *	809,045
1,600	Health Net, Inc. *	87,664
36,100	Johnson & Johnson	2,230,619
10,400	King Pharmaceuticals, Inc. *	156,312
13,500	McKesson Corp.	772,335
1,300	Medco Health Solutions, Inc. *	111,085
89,000	Merck & Co., Inc.	4,465,130
1,900	Patterson Cos., Inc. *	69,882
134,830	Pfizer, Inc.	3,349,177
6,000	Quest Diagnostics, Inc.	328,500
22,800	Schering-Plough Corp.	684,456
300	St. Jude Medical, Inc. *	13,071
13,600	Stryker Corp.	908,480
22,200	UnitedHealth Group, Inc.	1,110,222
2,500	Wyeth	115,750
16,500	Zimmer Holdings, Inc. *	1,292,445
	Total Health Care	20,535,035
	Machinery — 0.6%
2,200	Cummins, Inc.	260,524
3,000	Deere & Co.	408,180
	Total Machinery	668,704

See accompanying notes to the financial statements.

5

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — 1.3%
4,600	American Standard Cos., Inc.	169,418
500	Ball Corp.	26,190
5,000	Honeywell International, Inc.	280,750
5,500	Illinois Tool Works, Inc.	319,935
1,100	ITT Industries, Inc.	74,789
1,600	Owens-IIlinois, Inc. *	64,352
2,300	Pactiv Corp. *	67,275
1,600	Pall Corp.	61,008
1,100	Precision Castparts Corp.	143,341
2,200	Sealed Air Corp.	58,190
200	Temple-Inland, Inc.	11,016
1,275	Tyco International Ltd.	56,304
3,300	United Technologies Corp.	246,279
	Total Manufacturing	1,578,847
	Metals & Mining — 0.1%
2,600	Alcoa, Inc.	94,978
	Oil & Gas — 10.5%
3,000	Anadarko Petroleum Corp.	146,940
1,200	Apache Corp.	92,856
30,700	Chevron Corp.	2,694,232
7,974	ConocoPhillips	652,991
2,000	Devon Energy Corp.	150,620
92,100	Exxon Mobil Corp.	7,895,733
5,400	Marathon Oil Corp.	291,006
4,600	Occidental Petroleum Corp.	260,774
2,100	Tesoro Corp.	103,593
	Total Oil & Gas	12,288,745
	Primary Process Industry — 1.2%
900	Air Products & Chemicals, Inc.	81,009
7,100	Dow Chemical Co. (The)	302,673
5,900	E.I. du Pont de Nemours & Co.	287,625

See accompanying notes to the financial statements.

6

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Primary Process Industry — continued
1,200	Eastman Chemical Co.	80,112
2,000	International Flavors & Fragrances, Inc.	100,460
1,200	Lubrizol Corp.	76,296
700	Lyondell Chemical Co.	32,452
3,200	PPG Industries, Inc.	234,720
3,000	Sherwin-Williams Co. (The)	207,030
	Total Primary Process Industry	1,402,377
	Retail Stores — 14.2%
2,800	Abercrombie & Fitch Co.-Class A	220,360
500	Amazon.com, Inc. *	39,955
9,250	American Eagle Outfitters, Inc.	238,928
10,400	AutoNation, Inc. *	197,392
3,600	AutoZone, Inc. *	436,644
10,100	Bed Bath & Beyond, Inc. *	349,864
500	Best Buy, Inc.	21,975
3,700	CarMax, Inc. *	83,842
3,200	CDW Corp. *	275,424
2,100	Costco Wholesale Corp.	129,675
2,300	eBay, Inc. *	78,430
2,700	Family Dollar Stores, Inc.	79,056
500	Fastenal Co.	22,805
2,100	Gap (The), Inc.	39,396
77,500	Home Depot, Inc.	2,969,025
1,500	JC Penney Co., Inc.	103,140
17,200	Kohls Corp. *	1,019,960
24,500	Kroger Co. (The)	651,210
4,400	Limited Brands, Inc.	101,904
57,300	Lowe's Cos., Inc.	1,779,738
5,000	Nordstrom, Inc.	240,500
3,700	PetSmart, Inc.	128,390
3,600	RadioShack Corp.	85,572
800	Ross Stores, Inc.	22,264
17,400	Safeway, Inc.	552,102

See accompanying notes to the financial statements.

7

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
600	Sears Holdings Corp. *	86,136
17,300	Staples, Inc.	410,875
6,157	Supervalu, Inc.	259,518
16,100	Target Corp.	1,061,473
2,600	Tiffany & Co.	133,458
11,400	TJX Cos., Inc.	347,586
9,800	Walgreen Co.	441,686
93,800	Wal-Mart Stores, Inc.	4,092,494
	Total Retail Stores	16,700,777
	Services — 4.6%
2,400	Apollo Group, Inc.-Class A *	140,808
4,800	Carnival Corp.	218,832
6,000	CBS Corp.-Class B	189,060
1,059	Citadel Broadcasting Corp.	4,310
19,350	Comcast Corp.-Class A *	504,842
8,600	Direct TV Group (The) *	200,638
1,700	Expedia, Inc. *	50,745
12,700	Gannett Co., Inc.	596,900
1,700	IAC/InterActiveCorp. *	47,243
300	ITT Educational Services, Inc. *	32,940
700	Liberty Media Holding Corp. Capital-Class A *	76,293
2,300	Manpower, Inc.	161,598
6,700	Marriott International, Inc.-Class A	297,614
23,700	McDonald's Corp.	1,167,225
2,300	McGraw-Hill, Inc.	116,058
1,500	MGM Mirage *	125,955
2,300	Moody's Corp.	105,455
6,500	News Corp.-Class A	131,495
3,200	Omnicom Group, Inc.	162,976
700	RR Donnelley & Sons Co.	25,074
6,500	Starbucks Corp. *	179,075
12,400	Sysco Corp.	413,912
3,200	Tribune Co.	88,160

See accompanying notes to the financial statements.

8

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
1,700	Waste Management, Inc.	64,039
10,400	Yum! Brands, Inc.	340,288
	Total Services	5,441,535
	Technology — 17.6%
600	Adobe Systems, Inc. *	25,650
2,800	Affiliated Computer Services, Inc.-Class A *	140,084
1,700	Analog Devices, Inc.	62,696
5,300	Apple, Inc. *	733,944
1,100	Arrow Electronics, Inc. *	46,156
800	Avaya, Inc. *	13,464
2,700	Avnet, Inc. *	106,137
6,500	BMC Software, Inc. *	199,030
70,600	Cisco Systems, Inc. *	2,253,552
400	Citrix Systems, Inc. *	14,540
1,200	Cognizant Technologies Solutions Corp.-Class A *	88,212
1,000	Computer Sciences Corp. *	55,950
7,400	Danaher Corp.	574,684
76,600	Dell, Inc. *	2,163,950
19,400	EMC Corp. *	381,404
1,400	Emerson Electric Co.	68,922
2,000	Energizer Holdings, Inc. *	211,860
9,900	First Data Corp.	328,878
7,300	Fiserv, Inc. *	339,596
3,200	General Dynamics Corp.	251,392
200	Goodrich Corp.	12,632
9,800	Hewlett-Packard Co.	483,630
40,800	Intel Corp.	1,050,600
31,000	International Business Machines Corp.	3,617,390
4,000	Intuit, Inc. *	109,240
1,900	KLA-Tencor Corp.	109,193
6,400	Lexmark International, Inc. *	238,464
4,700	Lockheed Martin Corp.	465,958
2,400	McAfee, Inc. *	85,800

See accompanying notes to the financial statements.

9

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
130,100	Microsoft Corp.	3,737,772
1,000	NCR Corp. *	49,770
1,600	Northrop Grumman Corp.	126,144
4,300	Novellus System, Inc. *	117,691
41,700	Oracle Corp. *	845,676
4,500	Pitney Bowes, Inc.	201,015
300	Qualcomm, Inc.	11,967
3,300	Raytheon Co.	202,422
400	Rockwell Collins, Inc.	27,548
27,200	Time Warner, Inc.	516,256
1,700	Total System Services, Inc.	47,158
1,275	Tyco Electronics Ltd. *	44,459
2,000	VeriSign, Inc. *	64,400
1,900	W.W. Grainger, Inc.	174,059
2,400	Waters Corp. *	147,768
3,600	Xilinx, Inc.	92,052
	Total Technology	20,639,165
	Transportation — 0.7%
3,200	CH Robinson Worldwide, Inc.	156,928
3,500	CSX Corp.	143,500
5,200	FedEx Corp.	570,336
100	Union Pacific Corp.	11,157
	Total Transportation	881,921
	Utility — 5.2%
8,400	AES Corp. (The) *	152,124
5,600	American Electric Power Co., Inc.	249,088
75,563	AT&T, Inc.	3,012,697
1,200	Centerpoint Energy, Inc.	19,464
3,400	CenturyTel, Inc.	163,132
900	Constellation Energy Group, Inc.	74,646
1,800	Edison International	94,878
4,400	Entergy Corp.	455,928

See accompanying notes to the financial statements.

10

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
1,600	NiSource, Inc.	30,144
100	Public Service Enterprise Group, Inc.	8,499
500	Sempra Energy	27,515
41,442	Verizon Communications, Inc.	1,735,591
3,400	Xcel Energy, Inc.	70,074
	Total Utility	6,093,780
	TOTAL COMMON STOCKS (COST $103,844,718)	114,728,918
	SHORT-TERM INVESTMENTS — 2.2%
2,506,839	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $2,508,023 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $2,649,233.	2,506,839
	TOTAL SHORT-TERM INVESTMENTS (COST $2,506,839)	2,506,839
	TOTAL INVESTMENTS — 99.9% (Cost $106,351,557)	117,235,757
	Other Assets and Liabilities (net) — 0.1%	167,027
	TOTAL NET ASSETS — 100.0%	$117,402,784

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

11

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $106,351,557) (Note 2)	$117,235,757
Dividends and interest receivable	260,366
Receivable for expenses reimbursed by Manager (Note 3)	6,789
Total assets	117,502,912
Liabilities:
Payable to affiliate for (Note 3):
Management fee	32,309
Shareholder service fee	14,686
Trustees and Chief Compliance Officer of GMO Trust fees	253
Accrued expenses	52,880
Total liabilities	100,128
Net assets	$117,402,784
Net assets consist of:
Paid-in capital	$103,767,882
Accumulated undistributed net investment income	346,223
Accumulated net realized gain	2,404,479
Net unrealized appreciation	10,884,200
$117,402,784
Net assets attributable to:
Class III shares	$117,402,784
Shares outstanding:
Class III	8,532,334
Net asset value per share:
Class III	$13.76

See accompanying notes to the financial statements.

12

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$1,201,984
Interest	49,188
Total investment income	1,251,172
Expenses:
Management fee (Note 3)	199,686
Shareholder service fee – Class III (Note 3)	90,766
Custodian, fund accounting agent and transfer agent fees	18,124
Audit and tax fees	25,852
Legal fees	1,380
Trustees fees and related expenses (Note 3)	725
Registration fees	184
Miscellaneous	737
Total expenses	337,454
Fees and expenses reimbursed by Manager (Note 3)	(45,908)
Net expenses	291,546
Net investment income (loss)	959,626
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	4,469,509
Change in net unrealized appreciation (depreciation) on investments	(1,984,138)
Net realized and unrealized gain (loss)	2,485,371
Net increase (decrease) in net assets resulting from operations	$3,444,997

See accompanying notes to the financial statements.

13

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$959,626	$1,733,783
Net realized gain (loss)	4,469,509	3,529,504
Change in net unrealized appreciation (depreciation)	(1,984,138)	2,169,764
Net increase (decrease) in net assets from operations	3,444,997	7,433,051
Distributions to shareholders from:
Net investment income
Class III	(919,856)	(1,642,938)
Net share transactions (Note 7):
Class III	(1,846,942)	(10,404,882)
Total increase (decrease) in net assets	678,199	(4,614,769)
Net assets:
Beginning of period	116,724,585	121,339,354
End of period (including accumulated undistributed net investment income of $346,223 and $306,453, respectively)	$117,402,784	$116,724,585

See accompanying notes to the financial statements.

14

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005		2004	2003
Net asset value, beginning of period	$13.48		$12.83	$12.14	$11.58		$8.62	$11.24
Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.19	0.20	0.16		0.14	0.14
Net realized and unrealized gain (loss)	0.28		0.64	0.69	0.54		2.96	(2.64)
Total from investment operations	0.39		0.83	0.89	0.70		3.10	(2.50)
Less distributions to shareholders:
From net investment income	(0.11)		(0.18)	(0.20)	(0.14)		(0.14)	(0.12)
Total distributions	(0.11)		(0.18)	(0.20)	(0.14)		(0.14)	(0.12)
Net asset value, end of period	$13.76		$13.48	$12.83	$12.14		$11.58	$8.62
Total Return(a)	2.86	%**	6.53%	7.46%	6.12	%(b)	36.21%	(22.33)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$117,403		$116,725	$121,339	$81,374		$62,027	$40,347
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%		0.48%	0.49%
Net investment income to average daily net assets	1.59	%*	1.46%	1.65%	1.39%		1.34%	1.41%
Portfolio turnover rate	30	%**	67%	62%	87%		70%	63%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.11%	0.08%	0.08%		0.13%	0.16%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The effect of losses in the amount of $15,989 resulting from compliance violations and the Manager's reimbursement of such losses had no effect on total return.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Tax-Managed U.S. Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index (after tax), which is computed by GMO by adjusting the return of the S&P 500 Index by its tax cost. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index and companies with similar market capitalizations, and uses quantitative models integrated with tax management techniques to provide broad exposure to the U.S. equity market to investors subject to U.S. federal income tax.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are

16

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

17

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities Lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

18

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $228,015 and $1,837,015 expiring in 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$106,351,557	$14,198,900	$(3,314,700)	$10,884,200

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2007, the Fund had realized gains attributed to redemption in-kind transactions of $663,537.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact

19

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $541 and $368, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $34,580,077 and $36,774,351, respectively.

20

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 68.47% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.04% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 2.67% of the Fund's shares was held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,598	$34,637	182,327	$2,335,000
Shares issued to shareholders in reinvestment of distributions	51,693	724,972	93,323	1,204,619
Shares repurchased	(183,539)	(2,606,551)	(1,072,199)	(13,944,501)
Net increase (decrease)	(129,248)	$(1,846,942)	(796,549)	$(10,404,882)

8.  Subsequent event

On October 15, 2007, the Fund's benchmark was changed from the S&P 500 Index (after tax) to the Russell 3000.

21

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

22

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

23

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

24

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,028.60	$2.45
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

25

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Semiannual Report
August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.1%
Short-Term Investments	5.7
Other	(4.8)
100.0%
Industry Sector Summary	% of Equity Investments
Technology	18.3%
Health Care	18.0
Retail Stores	15.0
Financial	14.4
Oil & Gas	11.1
Utility	5.1
Services	5.0
Consumer Goods	3.2
Food & Beverage	2.6
Automotive	2.6
Manufacturing	1.7
Primary Process Industry	1.2
Construction	0.7
Transportation	0.6
Machinery	0.4
Metals & Mining	0.1
100.0%

1

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.1%
	Automotive — 2.5%
1,400	Autoliv, Inc.	80,318
1,500	Eaton Corp.	141,330
50,093	Ford Motor Co. * (a)	391,226
10,500	General Motors Corp.	322,770
5,300	Goodyear Tire & Rubber Co. (The) *	146,598
13,600	Harley-Davidson, Inc.	731,544
700	Johnson Controls, Inc.	79,170
9,500	Paccar, Inc.	812,725
	Total Automotive	2,705,681
	Construction — 0.6%
1,400	Centex Corp.	40,474
2,400	D.R. Horton, Inc.	36,264
800	KB Home (a)	24,272
1,700	Lennar Corp.-Class A	48,059
200	Martin Marietta Materials, Inc.	27,000
7,000	Masco Corp.	182,140
600	Pulte Homes, Inc.	9,984
5,100	Toll Brothers, Inc. *	108,936
600	Vulcan Materials Co.	54,006
2,400	Weyerhaeuser Co.	163,608
	Total Construction	694,743
	Consumer Goods — 3.2%
4,400	Avon Products, Inc.	151,140
2,600	Cintas Corp.	95,290
13,800	Coach, Inc. *	614,514
300	Colgate-Palmolive Co.	19,896
1,800	Estee Lauder Cos. (The), Inc.-Class A	74,862
5,000	Hasbro, Inc.	141,050
10,000	Kimberly-Clark Corp.	686,900
2,200	Leggett & Platt, Inc.	44,880

See accompanying notes to the financial statements.

2

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
5,000	Liz Claiborne, Inc.	170,850
12,700	Mattel Co.	274,701
700	Mohawk Industries, Inc. *	61,117
11,200	Nike, Inc.	631,008
800	Polo Ralph Lauren Corp.	60,432
4,900	VF Corp.	391,265
	Total Consumer Goods	3,417,905
	Financial — 14.3%
1,600	ACE Ltd.	92,416
6,900	Aflac, Inc.	367,839
23,400	Allstate Corp. (The)	1,281,150
3,300	AMBAC Financial Group, Inc. (a)	207,306
16,900	American International Group, Inc.	1,115,400
19,688	Bank of America Corp.	997,788
5,500	BB&T Corp.	218,515
2,900	Brown & Brown, Inc.	78,068
1,700	Chubb Corp.	86,921
500	Cincinnati Financial Corp.	21,070
68,500	Citigroup, Inc.	3,211,280
1,100	CNA Financial Corp.	46,156
4,200	Comerica, Inc.	234,276
4,900	Countrywide Financial Corp. (a)	97,265
3,400	Discover Financial Services *	78,676
900	Eaton Vance Corp.	34,551
20,700	Fannie Mae	1,358,127
4,100	Fifth Third Bancorp	146,329
1,700	First American Corp.	71,111
1,700	First Horizon National Corp.	52,156
1,300	First Marblehead Corp. (The) (a)	43,537
1,300	Franklin Resources, Inc.	171,301
4,200	Freddie Mac	258,762
3,000	Goldman Sachs Group, Inc.	528,030
1,100	Hartford Financial Services Group, Inc.	97,801

See accompanying notes to the financial statements.

3

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
400	Lincoln National Corp.	24,352
300	Markel Corp. * (a)	142,698
3,100	MBIA, Inc. (a)	186,000
3,200	MetLife, Inc.	204,960
2,400	MGIC Investment Corp. (a)	72,384
6,700	Morgan Stanley	417,879
14,500	National City Corp.	390,195
7,625	Old Republic International Corp.	138,699
2,900	PMI Group (The), Inc.	91,872
1,100	Popular, Inc. (a)	13,574
9,400	Progressive Corp. (The)	191,196
3,000	Prudential Financial, Inc.	269,340
2,200	Radian Group, Inc.	38,808
3,000	Safeco Corp.	174,060
5,800	SEI Investment Co.	147,146
4,000	Torchmark Corp.	246,240
14,800	Travelers Cos. (The), Inc.	747,992
1,200	UnionBanCal Corp.	70,536
8,300	Unum Group	203,101
9,500	US Bancorp	307,325
3,000	W.R. Berkley Corp.	89,670
5,966	Washington Mutual, Inc. (a)	219,072
	Total Financial	15,282,930
	Food & Beverage — 2.6%
11,900	Anheuser-Busch Cos., Inc.	587,860
15,600	Coca-Cola Co. (The)	838,968
10,500	ConAgra Foods, Inc.	269,955
1,900	General Mills Co.	106,172
600	HJ Heinz Co.	27,054
700	Hormel Foods Corp.	24,941
16,200	Kraft Foods, Inc.	519,372
1,300	McCormick & Co., Inc. (Non Voting)	46,592

See accompanying notes to the financial statements.

4

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Food & Beverage — continued
800	Pepsi Bottling Group, Inc.	27,672
9,300	Sara Lee Corp.	154,566
9,100	Tyson Foods, Inc.-Class A	196,105
	Total Food & Beverage	2,799,257
	Health Care — 17.9%
5,300	Abbott Laboratories	275,123
7,400	Aetna, Inc.	376,734
10,500	AmerisourceBergen Corp.	502,425
1,700	Bard (C.R.), Inc.	141,763
8,100	Baxter International, Inc.	443,556
1,200	Becton Dickinson & Co.	92,328
5,500	Bristol-Myers Squibb Co.	160,325
8,600	Cardinal Health, Inc.	588,068
6,900	Cigna Corp.	356,592
1,900	Coventry Health Care, Inc. *	109,003
2,175	Covidien Ltd. *	86,630
9,100	Express Scripts, Inc. *	498,225
18,700	Forest Laboratories, Inc. *	703,681
1,700	Health Net, Inc. *	93,143
34,120	Johnson & Johnson	2,108,275
4,800	King Pharmaceuticals, Inc. *	72,144
11,200	McKesson Corp.	640,752
2,600	Medco Health Solutions, Inc. *	222,170
78,900	Merck & Co., Inc.	3,958,413
2,800	Patterson Cos., Inc. *	102,984
124,390	Pfizer, Inc.	3,089,848
6,300	Quest Diagnostics, Inc.	344,925
25,000	Schering-Plough Corp.	750,500
2,400	St. Jude Medical, Inc. *	104,568
12,900	Stryker Corp.	861,720
20,824	UnitedHealth Group, Inc.	1,041,408
1,500	WellPoint, Inc. *	120,885

See accompanying notes to the financial statements.

5

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
1,500	Wyeth	69,450
15,700	Zimmer Holdings, Inc. *	1,229,781
	Total Health Care	19,145,419
	Machinery — 0.4%
700	Cummins, Inc.	82,894
1,300	Deere & Co.	176,878
3,700	Ingersoll-Rand	192,141
	Total Machinery	451,913
	Manufacturing — 1.7%
4,900	American Standard Cos., Inc.	180,467
800	Ball Corp.	41,904
2,200	General Electric Co.	85,514
5,400	Honeywell International, Inc.	303,210
2,200	Illinois Tool Works, Inc.	127,974
2,200	ITT Industries, Inc.	149,578
1,900	Owens-IIlinois, Inc. *	76,418
2,700	Pactiv Corp. *	78,975
1,700	Pall Corp.	64,821
1,700	Precision Castparts Corp.	221,527
3,000	Sealed Air Corp.	79,350
800	SPX Corp.	72,040
400	Temple-Inland, Inc.	22,032
2,175	Tyco International Ltd.	96,048
2,800	United Technologies Corp.	208,964
	Total Manufacturing	1,808,822
	Metals & Mining — 0.1%
3,100	Alcoa, Inc.	113,243

See accompanying notes to the financial statements.

6

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — 11.0%
3,400	Anadarko Petroleum Corp.	166,532
2,500	Apache Corp.	193,450
28,700	Chevron Corp.	2,518,712
10,751	ConocoPhillips	880,399
3,000	Devon Energy Corp.	225,930
82,100	Exxon Mobil Corp.	7,038,433
2,900	Marathon Oil Corp.	156,281
2,800	Occidental Petroleum Corp.	158,732
3,600	Tesoro Corp.	177,588
4,000	Valero Energy Corp.	274,040
	Total Oil & Gas	11,790,097
	Primary Process Industry — 1.2%
7,300	Dow Chemical Co. (The)	311,199
5,500	E.I. du Pont de Nemours & Co.	268,125
1,400	Eastman Chemical Co.	93,464
2,400	International Flavors & Fragrances, Inc.	120,552
1,900	Lubrizol Corp.	120,802
1,100	Lyondell Chemical Co.	50,996
1,300	PPG Industries, Inc.	95,355
3,200	Sherwin-Williams Co. (The)	220,832
	Total Primary Process Industry	1,281,325
	Retail Stores — 14.8%
3,200	Abercrombie & Fitch Co.-Class A	251,840
400	Advance Auto Parts, Inc.	14,224
700	Amazon.com, Inc. *	55,937
9,750	American Eagle Outfitters, Inc.	251,842
12,600	AutoNation, Inc. *	239,148
3,600	AutoZone, Inc. * (a)	436,644
10,500	Bed Bath & Beyond, Inc. *	363,720
2,400	Best Buy Co., Inc. (a)	105,480
3,400	CarMax, Inc. *	77,044
3,800	CDW Corp. *	327,066

See accompanying notes to the financial statements.

7

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
3,300	eBay, Inc. *	112,530
5,500	Family Dollar Stores, Inc.	161,040
3,200	Gap (The), Inc.	60,032
70,900	Home Depot, Inc.	2,716,179
1,900	JC Penney Co., Inc.	130,644
16,300	Kohls Corp. *	966,590
18,100	Kroger Co.	481,098
5,100	Limited Brands, Inc.	118,116
52,100	Lowe's Cos., Inc. (a)	1,618,226
5,000	Nordstrom, Inc.	240,500
1,100	PetSmart, Inc.	38,170
6,300	RadioShack Corp. (a)	149,751
1,600	Ross Stores, Inc.	44,528
15,000	Safeway, Inc.	475,950
600	Sears Holdings Corp. *	86,136
17,200	Staples, Inc.	408,500
5,865	Supervalu, Inc.	247,210
15,700	Target Corp. (a)	1,035,101
2,900	Tiffany & Co.	148,857
8,600	TJX Cos., Inc.	262,214
10,600	Walgreen Co.	477,742
87,300	Wal-Mart Stores, Inc.	3,808,899
	Total Retail Stores	15,910,958
	Services — 5.0%
2,600	Apollo Group, Inc.-Class A *	152,542
5,100	Carnival Corp.	232,509
7,600	CBS Corp.-Class B	239,476
15,800	Comcast Corp.-Class A *	412,222
7,200	Direct TV Group (The) *	167,976
2,100	Expedia, Inc. *	62,685
12,700	Gannett Co., Inc.	596,900
1,700	IAC/InterActiveCorp. *	47,243

See accompanying notes to the financial statements.

8

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
500	ITT Educational Services, Inc. *	54,900
900	Liberty Media Holding Corp. Capital-Class A *	98,091
900	Manpower, Inc.	63,234
6,800	Marriott International, Inc.-Class A	302,056
22,800	McDonald's Corp.	1,122,900
2,800	McGraw-Hill, Inc.	141,288
1,500	MGM Mirage *	125,955
2,400	Moody's Corp.	110,040
2,200	News Corp.-Class A	44,506
3,600	Omnicom Group, Inc.	183,348
1,800	RR Donnelley & Sons Co.	64,476
8,000	Starbucks Corp. *	220,400
12,800	Sysco Corp.	427,264
4,400	Tribune Co.	121,220
10,900	Yum! Brands, Inc.	356,648
	Total Services	5,347,879
	Technology — 18.1%
1,300	Adobe Systems, Inc. *	55,575
1,500	Affiliated Computer Services, Inc.-Class A *	75,045
3,800	Analog Devices, Inc.	140,144
6,400	Apple, Inc. *	886,272
1,000	Arrow Electronics, Inc. *	41,960
2,800	Avaya, Inc. *	47,124
2,900	Avnet, Inc. *	113,999
2,500	BMC Software, Inc. *	76,550
700	CA, Inc.	17,633
63,600	Cisco Systems, Inc. *	2,030,112
1,800	Citrix Systems, Inc. *	65,430
1,300	Cognizant Technologies Solutions Corp.-Class A *	95,563
5,600	Danaher Corp.	434,896
73,000	Dell, Inc. *	2,062,250
300	DST Systems, Inc. *	22,938
26,800	EMC Corp. *	526,888

See accompanying notes to the financial statements.

9

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
2,100	Energizer Holdings, Inc. *	222,453
5,600	First Data Corp.	186,032
7,500	Fiserv, Inc. *	348,900
2,300	General Dynamics Corp.	180,688
500	Goodrich Corp.	31,580
7,500	Hewlett-Packard Co.	370,125
40,500	Intel Corp.	1,042,875
29,000	International Business Machines Corp.	3,384,010
2,900	Intuit, Inc. *	79,199
1,400	Juniper Networks, Inc. *	46,088
3,000	KLA-Tencor Corp. (a)	172,410
6,500	Lexmark International, Inc. *	242,190
3,900	Lockheed Martin Corp.	386,646
3,700	McAfee, Inc. *	132,275
121,100	Microsoft Corp.	3,479,203
1,100	NCR Corp. *	54,747
300	Northrop Grumman Corp.	23,652
4,400	Novellus System, Inc. *	120,428
35,000	Oracle Corp. *	709,800
4,000	Pitney Bowes, Inc.	178,680
400	Qualcomm, Inc.	15,956
1,100	Rockwell Collins, Inc.	75,757
1,500	Symantec Corp. *	28,215
27,500	Time Warner, Inc.	521,950
2,600	Total System Services, Inc. (a)	72,124
2,175	Tyco Electronics Ltd. *	75,842
4,400	VeriSign, Inc. *	141,680
700	W.W. Grainger, Inc.	64,127
2,900	Waters Corp. *	178,553
5,600	Xilinx, Inc.	143,192
	Total Technology	19,401,756

See accompanying notes to the financial statements.

10

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Transportation — 0.6%
1,100	CH Robinson Worldwide, Inc.	53,944
900	CSX Corp.	36,900
4,700	FedEx Corp.	515,496
200	Union Pacific Corp.	22,314
	Total Transportation	628,654
	Utility — 5.1%
8,300	AES Corp. (The) *	150,313
5,400	American Electric Power Co., Inc.	240,192
64,139	AT&T, Inc.	2,557,222
1,900	Centerpoint Energy, Inc.	30,818
3,000	CenturyTel, Inc.	143,940
900	Constellation Energy Group, Inc.	74,646
1,900	Edison International	100,149
4,100	Entergy Corp. (a)	424,842
300	FPL Group, Inc.	17,652
2,500	NiSource, Inc.	47,100
300	Pinnacle West Capital Corp.	11,952
400	Public Service Enterprise Group, Inc.	33,996
600	Sempra Energy	33,018
34,884	Verizon Communications, Inc.	1,460,942
4,200	Xcel Energy, Inc.	86,562
	Total Utility	5,413,344
	TOTAL COMMON STOCKS (COST $103,781,931)	106,193,926
	SHORT-TERM INVESTMENTS — 5.7%
	Money Market Funds — 0.5%
141,034	Barclays Global Investors Institutional Money Market Fund (b)	141,034
423,102	Reserve Primary Money Market Fund (b)	423,102
	Total Money Market Funds	564,136

See accompanying notes to the financial statements.

11

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Other Short-Term Investments — 5.2%
141,033	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (b)	141,033
780,865	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $781,234 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $826,253.	780,865
1,410,341	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,411,194 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $1,518,275. (b)	1,410,341
246,810	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $246,959 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $251,772. (b)	246,810
1,410,341	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,411,180 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $1,438,563. (b)	1,410,341
1,410,341	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,411,194 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $1,444,701. (b)	1,410,341
139,154	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (b)	139,154
	Total Other Short-Term Investments	5,538,885
	TOTAL SHORT-TERM INVESTMENTS (COST $6,103,021)	6,103,021
	TOTAL INVESTMENTS — 104.8% (Cost $109,884,952)	112,296,947
	Other Assets and Liabilities (net) — (4.8%)	(5,098,906)
	TOTAL NET ASSETS — 100.0%	$107,198,041

See accompanying notes to the financial statements.

12

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

13

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $5,288,751 (cost $109,884,952) (Note 2)	$112,296,947
Cash	586
Dividends and interest receivable	352,263
Receivable for expenses reimbursed by Manager (Note 3)	6,696
Total assets	112,656,492
Liabilities:
Collateral on securities loaned, at value (Note 2)	5,322,156
Payable to affiliate for (Note 3):
Management fee	44,478
Shareholder service fee	20,216
Trustees and Chief Compliance Officer of GMO Trust fees	299
Accrued expenses	71,302
Total liabilities	5,458,451
Net assets	$107,198,041
Net assets consist of:
Paid-in capital	$82,944,094
Accumulated undistributed net investment income	492,001
Accumulated net realized gain	21,349,951
Net unrealized appreciation	2,411,995
$107,198,041
Net assets attributable to:
Class III shares	$107,198,041
Shares outstanding:
Class III	8,445,309
Net asset value per share:
Class III	$12.69

See accompanying notes to the financial statements.

14

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$2,631,298
Interest	166,496
Securities lending income	10,664
Total investment income	2,808,458
Expenses:
Management fee (Note 3)	450,540
Shareholder service fee – Class III (Note 3)	137,675
Shareholder service fee – Class IV (Note 3)	46,558
Custodian, fund accounting agent and transfer agent fees	40,422
Audit and tax fees	26,312
Legal fees	3,026
Trustees fees and related expenses (Note 3)	1,534
Registration fees	674
Miscellaneous	1,620
Total expenses	708,361
Fees and expenses reimbursed by Manager (Note 3)	(71,290)
Net expenses	637,071
Net investment income (loss)	2,171,387
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	27,294,842
Closed futures contracts	(22,738)
Net realized gain (loss)	27,272,104
Change in net unrealized appreciation (depreciation) on:
Investments	(16,008,544)
Open futures contracts	110,595
Net unrealized gain (loss)	(15,897,949)
Net realized and unrealized gain (loss)	11,374,155
Net increase (decrease) in net assets resulting from operations	$13,545,542

See accompanying notes to the financial statements.

15

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,171,387	$5,036,433
Net realized gain (loss)	27,272,104	22,105,528
Change in net unrealized appreciation (depreciation)	(15,897,949)	(8,455,438)
Net increase (decrease) in net assets from operations	13,545,542	18,686,523
Distributions to shareholders from:
Net investment income
Class III	(1,467,821)	(3,755,673)
Class IV	(1,162,322)	(2,760,919)
Total distributions from net investment income	(2,630,143)	(6,516,592)
Net realized gains
Class III	(6,155,191)	(912,017)
Class IV	(5,021,978)	(637,651)
Total distributions from net realized gains	(11,177,169)	(1,549,668)
	(13,807,312)	(8,066,260)
Net share transactions (Note 7):
Class III	(77,659,554)	(41,436,981)
Class IV	(141,183,947)	(16,601,430)
Increase (decrease) in net assets resulting from net share transactions	(218,843,501)	(58,038,411)
Total increase (decrease) in net assets	(219,105,271)	(47,418,148)
Net assets:
Beginning of period	326,303,312	373,721,460
End of period (including accumulated undistributed net investment income of $492,001 and $950,757, respectively)	$107,198,041	$326,303,312

See accompanying notes to the financial statements.

16

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.88		$12.45	$12.24	$11.76	$8.69	$11.23
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.18	0.20	0.17	0.13	0.12
Net realized and unrealized gain (loss)	0.29		0.54	0.44	0.54	3.07	(2.55)
Total from investment operations	0.39		0.72	0.64	0.71	3.20	(2.43)
Less distributions to shareholders:
From net investment income	(0.11)		(0.23)	(0.15)	(0.18)	(0.13)	(0.11)
From net realized gains	(0.47)		(0.06)	(0.28)	(0.05)	—	—
Total distributions	(0.58)		(0.29)	(0.43)	(0.23)	(0.13)	(0.11)
Net asset value, end of period	$12.69		$12.88	$12.45	$12.24	$11.76	$8.69
Total Return(a)	2.82	%**	5.87%	5.40%	6.16%	37.06%	(21.69)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$107,198		$188,133	$224,097	$221,661	$188,370	$163,025
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.57	%*	1.46%	1.68%	1.43%	1.26%	1.26%
Portfolio turnover rate	34	%**	73%	63%	68%	63%	62%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06%	0.04%	0.04%	0.04%	0.04%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Period from March 1, 2007 through June 21, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.89		$12.46	$12.25	$11.76	$8.69	$11.23
Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.19	0.21	0.16	0.13	0.13
Net realized and unrealized gain (loss)	0.79		0.54	0.44	0.56	3.07	(2.55)
Total from investment operations	0.86		0.73	0.65	0.72	3.20	(2.42)
Less distributions to shareholders:
From net investment income	(0.11)		(0.24)	(0.16)	(0.18)	(0.13)	(0.12)
From net realized gains	(0.47)		(0.06)	(0.28)	(0.05)	—	—
Total distributions	(0.58)		(0.30)	(0.44)	(0.23)	(0.13)	(0.12)
Net asset value, end of period	$13.17	(b)	$12.89	$12.46	$12.25	$11.76	$8.69
Total Return(a)	6.65	%**	5.91%	5.44%	6.25%	37.12%	(21.65)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$147,368		$138,170	$149,624	$141,900	$394,454	$308,001
Net expenses to average daily net assets	0.44	%*	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income to average daily net assets	1.65	%*	1.49%	1.72%	1.37%	1.31%	1.35%
Portfolio turnover rate	34	%††**	73%	63%	68%	63%	62%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06%	0.04%	0.04%	0.04%	0.04%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  Represents the ending net asset value per share upon the liquidation of the class.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from March 1, 2007 through August 31, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and companies with similar market capitalizations, other than tobacco-producing companies.

As of August 31, 2007, the Fund had one class of shares outstanding: Class III. Class IV shares were liquidated on June 21, 2007.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or

19

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts

20

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $5,288,751 collateralized by cash in the amount of $5,322,156, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid

21

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$112,191,756	$4,891,424	$(4,786,233)	$105,191

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2007, the Fund had realized gross gains attributed to redemption in-kind transactions of $18,812,438.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

22

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.105% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.33% of the Fund's average daily net assets.

23

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $1,198 and $764, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $83,559,996 and $302,560,935, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 81.45% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 2.82% of the Fund's shares were held by accounts for which the Manager has investment discretion.

24

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	51,254	$675,000	531,589	$6,422,165
Shares issued to shareholders in reinvestment of distributions	553,327	7,277,738	341,736	4,275,315
Shares repurchased	(6,764,639)	(85,612,292)	(4,269,224)	(52,134,461)
Net increase (decrease)	(6,160,058)	$(77,659,554)	(3,395,899)	$(41,436,981)
	Period Ended June 21, 2007* (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	469,828	6,184,300	271,906	3,398,570
Shares repurchased	(11,190,045)	(147,368,247)	(1,563,722)	(20,000,000)
Net increase (decrease)	(10,720,217)	$(141,183,947)	(1,291,816)	$(16,601,430)

*  Effective June 21, 2007, all shareholders redeemed or exchanged out of Class IV.

25

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

26

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's

27

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

28

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.48%	$1,000.00	$1,028.20	$2.45	(a)
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44	(a)
Class IV
1) Actual	0.44%	$1,000.00	$1,066.50	$1.40	(b)
2) Hypothetical	0.44%	$1,000.00	$1,022.92	$2.24	(a)

(a)   Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(b)   For the period March 1, 2007 through June 21, 2007. Expenses are calculated using the Class's annualized net expense ratio for the period ended June 21, 2007, multiplied by the average account value over the period, multiplied by 113 days in the period, divided by 366 days in the year.

29

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.1%
Short-Term Investments	6.8
Futures	0.0
Other	(1.9)
100.0%
Industry Sector Summary	% of Equity Investments
Technology	18.1%
Health Care	17.9
Retail Stores	15.0
Financial	14.2
Oil & Gas	11.3
Utility	5.0
Services	4.9
Consumer Goods	3.9
Food & Beverage	2.6
Automotive	2.5
Manufacturing	1.7
Primary Process Industry	1.2
Construction	0.6
Transportation	0.6
Machinery	0.4
Metals & Mining	0.1
100.0%

1

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.1%
	Automotive — 2.4%
53,900	Autoliv, Inc.	3,092,243
57,400	Eaton Corp.	5,408,228
1,991,911	Ford Motor Co. * (a)	15,556,825
414,000	General Motors Corp.	12,726,360
8,600	Genuine Parts Co.	427,248
193,100	Goodyear Tire & Rubber Co. (The) *	5,341,146
536,700	Harley-Davidson, Inc.	28,869,093
25,800	Johnson Controls, Inc.	2,917,980
376,800	Paccar, Inc.	32,235,240
	Total Automotive	106,574,363
	Construction — 0.6%
54,700	Centex Corp.	1,581,377
82,500	D.R. Horton, Inc. (a)	1,246,575
20,600	KB Home	625,004
64,300	Lennar Corp.-Class A	1,817,761
8,800	Martin Marietta Materials, Inc.	1,188,000
271,000	Masco Corp. (a)	7,051,420
187,300	Toll Brothers, Inc. * (a)	4,000,728
22,400	Vulcan Materials Co.	2,016,224
89,300	Weyerhaeuser Co.	6,087,581
	Total Construction	25,614,670
	Consumer Goods — 3.7%
208,100	Altria Group, Inc.	14,444,221
168,200	Avon Products, Inc.	5,777,670
91,400	Cintas Corp.	3,349,810
598,000	Coach, Inc. *	26,628,940
6,700	Colgate-Palmolive Co.	444,344
75,900	Estee Lauder Cos. (The), Inc.-Class A	3,156,681
192,200	Hasbro, Inc.	5,421,962
397,800	Kimberly-Clark Corp.	27,324,882

See accompanying notes to the financial statements.

2

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
89,400	Leggett & Platt, Inc.	1,823,760
192,100	Liz Claiborne, Inc.	6,564,057
13,800	Loews Corp.-Carolina Group	1,050,456
495,200	Mattel Co.	10,711,176
27,200	Mohawk Industries, Inc. * (a)	2,374,832
442,700	Nike, Inc.	24,941,718
31,800	Polo Ralph Lauren Corp.	2,402,172
239,300	UST, Inc.	11,792,704
192,900	VF Corp.	15,403,065
	Total Consumer Goods	163,612,450
	Financial — 13.5%
95,000	ACE Ltd.	5,487,200
272,900	Aflac, Inc.	14,548,299
921,500	Allstate Corp. (The)	50,452,125
136,900	AMBAC Financial Group, Inc. (a)	8,600,058
667,000	American International Group, Inc.	44,022,000
756,877	Bank of America Corp.	38,358,526
181,300	BB&T Corp.	7,203,049
102,600	Brown & Brown, Inc. (a)	2,761,992
60,400	Chubb Corp.	3,088,252
22,700	Cincinnati Financial Corp.	956,578
2,709,100	Citigroup, Inc.	127,002,608
43,400	CNA Financial Corp.	1,821,064
133,900	Comerica, Inc.	7,468,942
193,800	Countrywide Financial Corp. (a)	3,846,930
127,850	Discover Financial Services *	2,958,449
48,900	Eaton Vance Corp.	1,877,271
793,354	Fannie Mae	52,051,956
130,100	Fifth Third Bancorp (a)	4,643,269
95,000	First American Corp.	3,973,850
53,700	First Horizon National Corp. (a)	1,647,516
44,400	First Marblehead Corp. (The) (a)	1,486,956
72,500	Franklin Resources, Inc.	9,553,325

See accompanying notes to the financial statements.

3

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
166,600	Freddie Mac	10,264,226
118,800	Goldman Sachs Group, Inc.	20,909,988
43,100	Hartford Financial Services Group, Inc.	3,832,021
9,400	Lincoln National Corp.	572,272
10,900	Markel Corp. * (a)	5,184,694
140,650	MBIA, Inc. (a)	8,439,000
128,900	MetLife, Inc.	8,256,045
103,100	MGIC Investment Corp. (a)	3,109,496
255,700	Morgan Stanley	15,948,009
517,600	National City Corp. (a)	13,928,616
291,100	Old Republic International Corp.	5,295,109
116,000	PMI Group (The), Inc.	3,674,880
27,000	Popular, Inc. (a)	333,180
418,500	Progressive Corp. (The)	8,512,290
114,200	Prudential Financial, Inc.	10,252,876
76,800	Radian Group, Inc.	1,354,752
123,200	Safeco Corp.	7,148,064
216,500	SEI Investment Co.	5,492,605
156,700	Torchmark Corp.	9,646,452
582,300	Travelers Cos. (The), Inc.	29,429,442
47,200	UnionBanCal Corp.	2,774,416
356,200	Unum Group	8,716,214
335,000	US Bancorp	10,837,250
121,050	W.R. Berkley Corp.	3,618,184
196,304	Washington Mutual, Inc. (a)	7,208,283
	Total Financial	598,548,579
	Food & Beverage — 2.5%
438,200	Anheuser-Busch Cos., Inc.	21,647,080
615,400	Coca-Cola Co. (The)	33,096,212
410,200	ConAgra Foods, Inc.	10,546,242
71,800	General Mills Co.	4,012,184
34,000	HJ Heinz Co.	1,533,060
46,100	Hormel Foods Corp.	1,642,543

See accompanying notes to the financial statements.

4

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Food & Beverage — continued
620,706	Kraft Foods, Inc.	19,899,834
57,400	McCormick & Co., Inc. (Non Voting)	2,057,216
48,100	Pepsi Bottling Group, Inc.	1,663,779
345,600	Sara Lee Corp.	5,743,872
336,200	Tyson Foods, Inc.-Class A	7,245,110
	Total Food & Beverage	109,087,132
	Health Care — 17.1%
206,200	Abbott Laboratories	10,703,842
294,700	Aetna, Inc.	15,003,177
414,600	AmerisourceBergen Corp.	19,838,610
68,300	Bard (C.R.), Inc.	5,695,537
317,100	Baxter International, Inc.	17,364,396
51,300	Becton Dickinson & Co.	3,947,022
206,752	Bristol-Myers Squibb Co.	6,026,821
339,300	Cardinal Health, Inc.	23,201,334
270,000	Cigna Corp.	13,953,600
70,700	Coventry Health Care, Inc. *	4,056,059
83,500	Covidien Ltd. *	3,325,805
361,000	Express Scripts, Inc. *	19,764,750
737,900	Forest Laboratories, Inc. *	27,767,177
65,800	Health Net, Inc. *	3,605,182
1,349,500	Johnson & Johnson	83,385,605
176,800	King Pharmaceuticals, Inc. * (a)	2,657,304
441,500	McKesson Corp.	25,258,215
97,700	Medco Health Solutions, Inc. *	8,348,465
3,151,200	Merck & Co., Inc.	158,095,704
97,300	Patterson Cos., Inc. *	3,578,694
4,917,480	Pfizer, Inc.	122,150,203
249,100	Quest Diagnostics, Inc. (a)	13,638,225
1,016,000	Schering-Plough Corp.	30,500,320
91,100	St. Jude Medical, Inc. *	3,969,227
510,700	Stryker Corp.	34,114,760
823,102	UnitedHealth Group, Inc.	41,163,331

See accompanying notes to the financial statements.

5

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
62,700	WellPoint, Inc. *	5,052,993
56,500	Wyeth	2,615,950
620,600	Zimmer Holdings, Inc. *	48,611,598
	Total Health Care	757,393,906
	Machinery — 0.4%
28,600	Cummins, Inc.	3,386,812
53,200	Deere & Co.	7,238,392
142,100	Ingersoll-Rand	7,379,253
	Total Machinery	18,004,457
	Manufacturing — 1.6%
195,900	American Standard Cos., Inc.	7,214,997
31,900	Ball Corp.	1,670,922
86,500	General Electric Co.	3,362,255
213,700	Honeywell International, Inc.	11,999,255
94,000	Illinois Tool Works, Inc.	5,467,980
82,700	ITT Industries, Inc.	5,622,773
62,500	Owens-IIlinois, Inc. *	2,513,750
100,500	Pactiv Corp. *	2,939,625
66,200	Pall Corp.	2,524,206
70,400	Precision Castparts Corp.	9,173,824
112,100	Sealed Air Corp.	2,965,045
28,300	SPX Corp.	2,548,415
14,800	Temple-Inland, Inc.	815,184
83,500	Tyco International Ltd.	3,687,360
104,300	United Technologies Corp.	7,783,909
	Total Manufacturing	70,289,500
	Metals & Mining — 0.1%
114,700	Alcoa, Inc.	4,189,991

See accompanying notes to the financial statements.

6

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — 10.7%
135,000	Anadarko Petroleum Corp.	6,612,300
92,800	Apache Corp.	7,180,864
1,216,800	Chevron Corp.	106,786,368
427,668	ConocoPhillips	35,021,733
116,600	Devon Energy Corp.	8,781,146
3,277,600	Exxon Mobil Corp.	280,988,648
105,000	Marathon Oil Corp.	5,658,450
108,100	Occidental Petroleum Corp.	6,128,189
139,100	Tesoro Corp.	6,861,803
162,300	Valero Energy Corp.	11,119,173
	Total Oil & Gas	475,138,674
	Primary Process Industry — 1.1%
283,100	Dow Chemical Co. (The)	12,068,553
229,900	E.I. du Pont de Nemours & Co.	11,207,625
48,100	Eastman Chemical Co.	3,211,156
93,500	International Flavors & Fragrances, Inc.	4,696,505
70,500	Lubrizol Corp.	4,482,390
45,300	Lyondell Chemical Co.	2,100,108
61,000	PPG Industries, Inc.	4,474,350
121,700	Sherwin-Williams Co. (The)	8,398,517
	Total Primary Process Industry	50,639,204
	Retail Stores — 14.2%
126,900	Abercrombie & Fitch Co.-Class A	9,987,030
10,600	Advance Auto Parts, Inc.	376,936
24,100	Amazon.com, Inc. *	1,925,831
387,600	American Eagle Outfitters, Inc.	10,011,708
499,000	AutoNation, Inc. *	9,471,020
144,700	AutoZone, Inc. * (a)	17,550,663
416,800	Bed Bath & Beyond, Inc. * (a)	14,437,952
86,500	Best Buy Co., Inc. (a)	3,801,675
127,700	CarMax, Inc. * (a)	2,893,682
151,000	CDW Corp. *	12,996,570

See accompanying notes to the financial statements.

7

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
7,000	Costco Wholesale Corp.	432,250
118,000	eBay, Inc. *	4,023,800
210,000	Family Dollar Stores, Inc.	6,148,800
150,100	Gap (The), Inc.	2,815,876
2,811,804	Home Depot, Inc.	107,720,211
73,600	JC Penney Co., Inc.	5,060,736
642,000	Kohls Corp. *	38,070,600
714,500	Kroger Co. (a)	18,991,410
198,200	Limited Brands, Inc.	4,590,312
2,112,200	Lowe's Cos., Inc.	65,604,932
195,600	Nordstrom, Inc.	9,408,360
45,300	PetSmart, Inc.	1,571,910
244,200	RadioShack Corp. (a)	5,804,634
62,600	Ross Stores, Inc.	1,742,158
597,000	Safeway, Inc.	18,942,810
23,000	Sears Holdings Corp. *	3,301,880
696,800	Staples, Inc.	16,549,000
231,825	Supervalu, Inc.	9,771,424
640,300	Target Corp.	42,214,979
111,000	Tiffany & Co.	5,697,630
336,036	TJX Cos., Inc.	10,245,738
412,700	Walgreen Co. (a)	18,600,389
3,448,200	Wal-Mart Stores, Inc.	150,444,966
	Total Retail Stores	631,207,872
	Services — 4.7%
96,100	Apollo Group, Inc.-Class A *	5,638,187
202,100	Carnival Corp.	9,213,739
299,800	CBS Corp.-Class B	9,446,698
615,750	Comcast Corp.-Class A *	16,064,918
270,300	Direct TV Group (The) *	6,306,099
73,500	Expedia, Inc. * (a)	2,193,975
500,300	Gannett Co., Inc.	23,514,100
63,200	IAC/InterActiveCorp. *	1,756,328
17,600	ITT Educational Services, Inc. *	1,932,480

See accompanying notes to the financial statements.

8

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
39,500	Liberty Media Holding Corp. Capital-Class A *	4,305,105
34,600	Manpower, Inc.	2,430,996
263,100	Marriott International, Inc.-Class A	11,686,902
898,300	McDonald's Corp.	44,241,275
103,200	McGraw-Hill, Inc.	5,207,472
59,500	MGM Mirage *	4,996,215
86,600	Moody's Corp. (a)	3,970,610
71,800	News Corp.-Class A	1,452,514
150,000	Omnicom Group, Inc.	7,639,500
70,100	RR Donnelley & Sons Co.	2,510,982
316,600	Starbucks Corp. * (a)	8,722,330
497,100	Sysco Corp.	16,593,198
169,200	Tribune Co.	4,661,460
415,000	Yum! Brands, Inc.	13,578,800
	Total Services	208,063,883
	Technology — 17.2%
48,400	Adobe Systems, Inc. *	2,069,100
52,300	Affiliated Computer Services, Inc.-Class A *	2,616,569
145,400	Analog Devices, Inc.	5,362,352
254,600	Apple, Inc. *	35,257,008
37,200	Arrow Electronics, Inc. *	1,560,912
83,400	Avaya, Inc. *	1,403,622
107,500	Avnet, Inc. *	4,225,825
93,600	BMC Software, Inc. *	2,866,032
16,800	CA, Inc.	423,192
2,507,900	Cisco Systems, Inc. *	80,052,168
63,200	Citrix Systems, Inc. *	2,297,320
47,500	Cognizant Technologies Solutions Corp.-Class A *	3,491,725
7,300	Computer Sciences Corp. *	408,435
223,900	Danaher Corp.	17,388,074
2,876,000	Dell, Inc. *	81,247,000
14,200	DST Systems, Inc. *	1,085,732
1,097,700	EMC Corp. *	21,580,782

See accompanying notes to the financial statements.

9

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
81,500	Energizer Holdings, Inc. *	8,633,295
217,700	First Data Corp.	7,231,994
298,000	Fiserv, Inc. *	13,862,960
83,800	General Dynamics Corp.	6,583,328
16,200	Goodrich Corp.	1,023,192
297,700	Hewlett-Packard Co.	14,691,495
1,637,800	Intel Corp.	42,173,350
1,147,600	International Business Machines Corp.	133,913,444
104,000	Intuit, Inc. * (a)	2,840,240
55,200	Juniper Networks, Inc. *	1,817,184
115,500	KLA-Tencor Corp.	6,637,785
4,400	L-3 Communications Holdings, Inc.	433,444
256,300	Lexmark International, Inc. *	9,549,738
152,800	Lockheed Martin Corp.	15,148,592
143,000	McAfee, Inc. *	5,112,250
4,791,300	Microsoft Corp.	137,654,049
43,500	NCR Corp. *	2,164,995
21,200	Northrop Grumman Corp.	1,671,408
135,000	Novellus System, Inc. * (a)	3,694,950
1,375,500	Oracle Corp. *	27,895,140
147,400	Pitney Bowes, Inc.	6,584,358
9,900	Qualcomm, Inc.	394,911
40,000	Rockwell Collins, Inc.	2,754,800
58,100	Symantec Corp. *	1,092,861
1,090,700	Time Warner, Inc.	20,701,486
85,400	Total System Services, Inc. (a)	2,368,996
83,500	Tyco Electronics Ltd. *	2,911,645
169,100	VeriSign, Inc. * (a)	5,445,020
30,300	W.W. Grainger, Inc.	2,775,783
113,300	Waters Corp. *	6,975,881
215,700	Xilinx, Inc.	5,515,449
	Total Technology	763,589,871

See accompanying notes to the financial statements.

10

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Transportation — 0.5%
49,200	CH Robinson Worldwide, Inc.	2,412,768
28,700	CSX Corp.	1,176,700
184,700	FedEx Corp.	20,257,896
7,400	Union Pacific Corp.	825,618
	Total Transportation	24,672,982
	Utility — 4.8%
296,200	AES Corp. (The) *	5,364,182
213,200	American Electric Power Co., Inc.	9,483,136
2,535,167	AT&T, Inc.	101,077,108
92,100	Centerpoint Energy, Inc.	1,493,862
108,700	CenturyTel, Inc.	5,215,426
35,900	Constellation Energy Group, Inc.	2,977,546
73,000	Edison International	3,847,830
162,500	Entergy Corp.	16,838,250
9,700	FPL Group, Inc.	570,748
83,900	NiSource, Inc.	1,580,676
9,500	Public Service Enterprise Group, Inc.	807,405
22,000	Sempra Energy	1,210,660
1,377,022	Verizon Communications, Inc.	57,669,681
151,700	Xcel Energy, Inc.	3,126,537
	Total Utility	211,263,047
	TOTAL COMMON STOCKS (COST $4,049,962,808)	4,217,890,581
	SHORT-TERM INVESTMENTS — 6.8%
	Money Market Funds — 0.3%
3,728,086	Barclays Global Investors Institutional Money Market Fund (b)	3,728,086
11,184,259	Reserve Primary Money Market Fund (b)	11,184,259
	Total Money Market Funds	14,912,345

See accompanying notes to the financial statements.

11

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Other Short-Term Investments — 6.5%
3,728,086	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (b)	3,728,086
160,815,673	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $160,891,613 and an effective yield of 4.25%, collateralized by various U.S. Treasury obligations with an interest rate range of 8.00% - 8.13%, maturity date range of 08/15/19 - 11/15/21, and an aggregate market value, including accrued interest, of $165,578,455.	160,815,673
37,280,862	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $37,303,417 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $40,133,993. (b)	37,280,862
6,524,151	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $6,528,091 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $6,655,337. (b)	6,524,151
37,280,862	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $37,303,044 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $38,026,901. (b)	37,280,862
37,280,862	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $37,303,417 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $38,189,136. (b)	37,280,862
3,678,389	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (b)	3,678,389
	Total Other Short-Term Investments	286,588,885
	TOTAL SHORT-TERM INVESTMENTS (COST $301,501,230)	301,501,230
	TOTAL INVESTMENTS — 101.9% (Cost $4,351,464,038)	4,519,391,811
	Other Assets and Liabilities (net) — (1.9%)	(82,795,605)
	TOTAL NET ASSETS — 100.0%	$4,436,596,206

See accompanying notes to the financial statements.

12

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
418	S&P 500	September 2007	$154,315,150	$181,614

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

13

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $137,979,062 (cost $4,351,464,038 ) (Note 2)	$4,519,391,811
Cash	9,776
Receivable for Fund shares sold	45,161,521
Dividends and interest receivable	9,843,586
Receivable for collateral on open futures contracts (Note 2)	6,583,500
Receivable for expenses reimbursed by Manager (Note 3)	69,130
Total assets	4,581,059,324
Liabilities:
Collateral on securities loaned, at value (Note 2)	140,685,557
Payable for Fund shares repurchased	1,176,201
Payable to affiliate for (Note 3):
Management fee	1,132,608
Shareholder service fee	352,294
Administration fee – Class M	19,663
Trustees and Chief Compliance Officer of GMO Trust fees	9,346
Payable for 12b-1 fee – Class M	50,891
Payable for variation margin on open futures contracts (Note 2)	710,718
Accrued expenses	325,840
Total liabilities	144,463,118
Net assets	$4,436,596,206

See accompanying notes to the financial statements.

14

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$4,038,299,134
Accumulated undistributed net investment income	13,711,586
Accumulated net realized gain	216,476,099
Net unrealized appreciation	168,109,387
$4,436,596,206
Net assets attributable to:
Class III shares	$1,718,224,525
Class IV shares	$532,118,184
Class VI shares	$2,068,999,332
Class M shares	$117,254,165
Shares outstanding:
Class III	119,863,663
Class IV	37,193,258
Class VI	144,615,749
Class M	8,194,258
Net asset value per share:
Class III	$14.33
Class IV	$14.31
Class VI	$14.31
Class M	$14.31

See accompanying notes to the financial statements.

15

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$49,245,293
Interest	3,053,026
Securities lending income	140,792
Total investment income	52,439,111
Expenses:
Management fee (Note 3)	7,833,170
Shareholder service fee – Class III (Note 3)	1,347,276
Shareholder service fee – Class IV (Note 3)	311,663
Shareholder service fee – Class VI (Note 3)	689,171
12b-1 fee – Class M (Note 3)	159,863
Administration fee – Class M (Note 3)	127,890
Custodian, fund accounting agent and transfer agent fees	358,156
Audit and tax fees	30,176
Legal fees	59,892
Trustees fees and related expenses (Note 3)	29,826
Registration fees	14,352
Miscellaneous	33,394
Total expenses	10,994,829
Fees and expenses reimbursed by Manager (Note 3)	(480,240)
Net expenses	10,514,589
Net investment income (loss)	41,924,522
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	348,503,866
Closed futures contracts	2,550,793
Net realized gain (loss)	351,054,659
Change in net unrealized appreciation (depreciation) on:
Investments	(186,670,229)
Open futures contracts	181,614
Net unrealized gain (loss)	(186,488,615)
Net realized and unrealized gain (loss)	164,566,044
Net increase (decrease) in net assets resulting from operations	$206,490,566

See accompanying notes to the financial statements.

16

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$41,924,522	$98,496,318
Net realized gain (loss)	351,054,659	341,469,404
Change in net unrealized appreciation (depreciation)	(186,488,615)	(59,935,270)
Net increase (decrease) in net assets from operations	206,490,566	380,030,452
Distributions to shareholders from:
Net investment income
Class III	(15,832,519)	(31,321,178)
Class IV	(6,029,030)	(10,898,489)
Class VI	(24,773,439)	(53,275,433)
Class M	(951,638)	(1,646,618)
Total distributions from net investment income	(47,586,626)	(97,141,718)
Net realized gains
Class III	(87,574,106)	(47,632,225)
Class IV	(30,199,016)	(18,340,801)
Class VI	(164,363,544)	(88,828,637)
Class M	(6,447,552)	(3,334,260)
Total distributions from net realized gains	(288,584,218)	(158,135,923)
	(336,170,844)	(255,277,641)
Net share transactions (Note 7):
Class III	(18,780,368)	(1,095,758,448)
Class IV	(49,538,928)	(159,761,538)
Class VI	(1,550,052,866)	1,061,683,678
Class M	(10,838,195)	(27,519,549)
Increase (decrease) in net assets resulting from net share transactions	(1,629,210,357)	(221,355,857)
Total increase (decrease) in net assets	(1,758,890,635)	(96,603,046)
Net assets:
Beginning of period	6,195,486,841	6,292,089,887
End of period (including accumulated undistributed net investment income of $13,711,586 and $19,373,690, respectively)	$4,436,596,206	$6,195,486,841

See accompanying notes to the financial statements.

17

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$14.77		$14.50	$14.28	$13.54	$9.98	$12.90
Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.22	0.24	0.19	0.16	0.15
Net realized and unrealized gain (loss)	0.31		0.64	0.54	0.73	3.56	(2.92)
Total from investment operations	0.43		0.86	0.78	0.92	3.72	(2.77)
Less distributions to shareholders:
From net investment income	(0.13)		(0.22)	(0.24)	(0.18)	(0.16)	(0.15)
From net realized gains	(0.74)		(0.37)	(0.32)	—	—	—
Total distributions	(0.87)		(0.59)	(0.56)	(0.18)	(0.16)	(0.15)
Net asset value, end of period	$14.33		$14.77	$14.50	$14.28	$13.54	$9.98
Total Return(a)	2.78	%**	5.97%	5.60%	6.89%	37.50%	(21.59)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,718,225		$1,789,872	$2,841,959	$1,739,392	$1,517,458	$1,141,725
Net expenses to average daily net assets	0.46	%*	0.46%	0.47%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.64	%*	1.51%	1.69%	1.46%	1.32%	1.34%
Portfolio turnover rate	26	%**	78%	65%	65%	57%	74%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.02%	0.03%	0.03%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$14.75		$14.48	$14.26	$13.52	$9.97	$12.89
Income (loss) from investment operations:
Net investment income (loss)†	0.12		0.22	0.25	0.20	0.16	0.16
Net realized and unrealized gain (loss)	0.32		0.65	0.54	0.73	3.55	(2.92)
Total from investment operations	0.44		0.87	0.79	0.93	3.71	(2.76)
Less distributions to shareholders:
From net investment income	(0.14)		(0.23)	(0.25)	(0.19)	(0.16)	(0.16)
From net realized gains	(0.74)		(0.37)	(0.32)	—	—	—
Total distributions	(0.88)		(0.60)	(0.57)	(0.19)	(0.16)	(0.16)
Net asset value, end of period	$14.31		$14.75	$14.48	$14.26	$13.52	$9.97
Total Return(a)	2.82	%**	6.05%	5.66%	6.96%	37.50%	(21.55)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$532,118		$602,048	$749,822	$866,206	$709,525	$463,254
Net expenses to average daily net assets	0.41	%*	0.41%	0.43%	0.44%	0.44%	0.44%
Net investment income to average daily net assets	1.64	%*	1.55%	1.76%	1.49%	1.36%	1.39%
Portfolio turnover rate	26	%**	78%	65%	65%	57%	74%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.02%	0.03%	0.03%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004(a)
Net asset value, beginning of period	$14.75		$14.47	$14.26	$13.52	$11.54
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.23	0.25	0.21	0.10
Net realized and unrealized gain (loss)	0.31		0.65	0.54	0.72	2.01
Total from investment operations	0.44		0.88	0.79	0.93	2.11
Less distributions to shareholders:
From net investment income	(0.14)		(0.23)	(0.26)	(0.19)	(0.13)
From net realized gains	(0.74)		(0.37)	(0.32)	—	—
Total distributions	(0.88)		(0.60)	(0.58)	(0.19)	(0.13)
Net asset value, end of period	$14.31		$14.75	$14.47	$14.26	$13.52
Total Return(b)	2.83	%**	6.17%	5.64%	7.01%	18.41	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,068,999		$3,671,926	$2,543,300	$1,750,325	$542,274
Net expenses to average daily net assets	0.37	%*	0.37%	0.38%	0.39%	0.39	%*
Net investment income to average daily net assets	1.70	%*	1.61%	1.78%	1.56%	1.17	%*
Portfolio turnover rate	26	%**	78%	65%	65%	57	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.02%	0.03	%*

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents the portfolio turnover rate of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

20

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003(a)
Net asset value, beginning of period	$14.75		$14.47	$14.26	$13.52	$9.96	$12.89
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.18	0.20	0.16	0.12	0.11
Net realized and unrealized gain (loss)	0.31		0.64	0.53	0.72	3.57	(2.94)
Total from investment operations	0.41		0.82	0.73	0.88	3.69	(2.83)
Less distributions to shareholders:
From net investment income	(0.11)		(0.17)	(0.20)	(0.14)	(0.13)	(0.10)
From net realized gains	(0.74)		(0.37)	(0.32)	—	—	—
Total distributions	(0.85)		(0.54)	(0.52)	(0.14)	(0.13)	(0.10)
Net asset value, end of period	$14.31		$14.75	$14.47	$14.26	$13.52	$9.96
Total Return(b)	2.63	%**	5.73%	5.22%	6.61%	37.23%	(22.03	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$117,254		$131,640	$157,009	$171,316	$141,188	$60,242
Net expenses to average daily net assets	0.76	%*	0.76%	0.77%	0.78%	0.78%	0.78	%*
Net investment income to average daily net assets	1.33	%*	1.22%	1.41%	1.17%	0.98%	1.18	%*
Portfolio turnover rate	26	%**	78%	65%	65%	57%	74	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.02%	0.03%	0.03	%*

(a)  Period from April 15, 2002 (commencement of operations) through February 28, 2003.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents the portfolio turnover rate of the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

21

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Core Equity Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and companies with similar market capitalizations.

Throughout the period ended August 31, 2007, the Fund had four classes of shares outstanding: Class III, Class IV, Class VI, and Class M. Class M shares bear an administration fee and a 12b-1 fee while Classes III, IV and VI bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

22

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values

23

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $137,979,062 collateralized by cash in the amount of $140,685,557, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

24

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,369,129,095	$323,575,835	$(173,313,119)	$150,262,716

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

25

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

26

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2007 was $22,466 and $15,732, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $1,270,522,029 and $3,348,995,963, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 12.48% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, less than 0.01% of the Fund's shares were held by four related parties comprised of certain GMO employee accounts, and 53.34% of the Fund's shares were held by accounts for which the Manager has investment discretion.

27

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	6,131,365	$89,842,462	13,256,030	$195,569,666
Shares issued to shareholders in reinvestment of distributions	6,795,963	100,625,327	5,013,426	73,333,042
Shares repurchased	(14,215,402)	(209,248,157)	(93,168,340)	(1,364,661,156)
Net increase (decrease)	(1,288,074)	$(18,780,368)	(74,898,884)	$(1,095,758,448)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	5,748,372	$85,031,250	7,111,440	$106,906,188
Shares issued to shareholders in reinvestment of distributions	2,420,263	35,775,000	1,932,166	28,224,553
Shares repurchased	(11,795,561)	(170,345,178)	(20,022,880)	(294,892,279)
Net increase (decrease)	(3,626,926)	$(49,538,928)	(10,979,274)	$(159,761,538)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	25,057,256	$360,657,749	78,510,638	$1,137,111,843
Shares issued to shareholders in reinvestment of distributions	12,798,935	189,136,983	9,735,284	142,104,070
Shares repurchased	(142,208,949)	(2,099,847,598)	(14,993,541)	(217,532,235)
Net increase (decrease)	(104,352,758)	$(1,550,052,866)	73,252,381	$1,061,683,678

28

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class M:	Shares	Amount	Shares	Amount
Shares sold	80,620	$1,181,022	191,371	$2,781,373
Shares issued to shareholders in reinvestment of distributions	500,407	7,399,190	340,717	4,980,879
Shares repurchased	(1,312,433)	(19,418,407)	(2,454,991)	(35,281,801)
Net increase (decrease)	(731,406)	$(10,838,195)	(1,922,903)	$(27,519,549)

29

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

30

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

31

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

32

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

33

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,027.80	$2.34
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34
Class IV
1) Actual	0.41%	$1,000.00	$1,028.20	$2.09
2) Hypothetical	0.41%	$1,000.00	$1,023.08	$2.08
Class VI
1) Actual	0.37%	$1,000.00	$1,028.30	$1.89
2) Hypothetical	0.37%	$1,000.00	$1,023.28	$1.88
Class M
1) Actual	0.76%	$1,000.00	$1,026.30	$3.87
2) Hypothetical	0.76%	$1,000.00	$1,021.32	$3.86

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

34

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.2%
Short-Term Investments	16.8
Futures	0.1
Rights and Warrants	0.0
Other	(13.1)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	27.0%
Health Care	13.1
Oil & Gas	13.1
Retail Stores	12.4
Utility	8.0
Technology	7.9
Services	4.4
Consumer Goods	2.8
Food & Beverage	2.8
Automotive	2.6
Manufacturing	2.1
Primary Process Industry	1.6
Construction	1.6
Transportation	0.4
Metals & Mining	0.1
Machinery	0.1
100.0%

1

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%
	Automotive — 2.5%
800	Autoliv, Inc.	45,896
39,254	Ford Motor Co. * (a)	306,574
6,400	General Motors Corp.	196,736
500	Goodyear Tire & Rubber Co. (The) *	13,830
1,400	Harley-Davidson, Inc.	75,306
300	Johnson Controls, Inc.	33,930
2,200	Paccar, Inc.	188,210
900	TRW Automotive Holdings Corp. *	27,504
	Total Automotive	887,986
	Construction — 1.5%
3,500	Annaly Capital Management, Inc.	49,315
1,800	Centex Corp.	52,038
1,600	D.R. Horton, Inc. (a)	24,176
600	iStar Financial, Inc. REIT	21,960
1,000	KB Home (a)	30,340
1,900	Lennar Corp. – Class A	53,713
700	Louisiana-Pacific Corp.	13,111
4,800	Masco Corp. (a)	124,896
431	MDC Holdings, Inc.	19,175
800	Pulte Homes, Inc.	13,312
800	Thor Industries, Inc.	35,192
1,100	Thornburg Mortgage, Inc. REIT (a)	12,958
2,200	Toll Brothers, Inc. *	46,992
700	Weyerhaeuser Co.	47,719
	Total Construction	544,897
	Consumer Goods — 2.7%
2,200	Altria Group, Inc.	152,702
1,200	Brunswick Corp.	30,180
300	Cintas Corp.	10,995
900	Coach, Inc. *	40,077

See accompanying notes to the financial statements.

2

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
600	Columbia Sportswear Co.	35,952
2,700	Eastman Kodak Co. (a)	72,009
1,300	Hasbro, Inc.	36,673
2,500	Jones Apparel Group, Inc.	47,975
900	Kimberly-Clark Corp.	61,821
2,800	Liz Claiborne, Inc.	95,676
5,000	Mattel Co.	108,150
400	Mohawk Industries, Inc. * (a)	34,924
600	Nike, Inc.	33,804
1,400	UST, Inc.	68,992
1,800	VF Corp.	143,730
	Total Consumer Goods	973,660
	Financial — 26.0%
800	ACE Ltd.	46,208
3,000	Aflac, Inc.	159,930
10,700	Allstate Corp. (The)	585,825
1,500	AMBAC Financial Group, Inc. (a)	94,230
300	American Capital Strategies Ltd.	12,387
9,800	American International Group, Inc.	646,800
1,000	AmeriCredit Corp. * (a)	17,310
14,476	Bank of America Corp.	733,644
2,169	Bank of New York Mellon Corp. (The)	87,693
4,000	BB&T Corp.	158,920
500	Chubb Corp.	25,565
300	Cincinnati Financial Corp.	12,642
36,000	Citigroup, Inc.	1,687,680
300	CNA Financial Corp.	12,588
3,600	Comerica, Inc. (a)	200,808
900	Commerce Group, Inc.	28,692
1,200	Conseco, Inc. *	16,872
2,500	Countrywide Financial Corp. (a)	49,625
3,700	Discover Financial Services *	85,618
400	Downey Financial Corp. (a)	22,636

See accompanying notes to the financial statements.

3

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
12,800	Fannie Mae	839,808
1,600	Fifth Third Bancorp (a)	57,104
1,300	First American Corp.	54,379
2,000	First Horizon National Corp. (a)	61,360
7,800	Freddie Mac	480,558
500	Hartford Financial Services Group, Inc.	44,455
1,700	Huntington Bancshares, Inc.	29,257
4,300	JPMorgan Chase & Co.	191,436
4,300	KeyCorp	143,190
311	Lincoln National Corp.	18,934
2,300	MBIA, Inc. (a)	138,000
2,500	Merrill Lynch & Co., Inc.	184,250
1,600	MetLife, Inc.	102,480
1,200	MGIC Investment Corp. (a)	36,192
6,700	Morgan Stanley	417,879
13,472	National City Corp.	362,532
1,100	Nationwide Financial Services, Inc. – Class A	58,872
3,375	Old Republic International Corp.	61,391
1,400	PMI Group (The), Inc. (a)	44,352
400	PNC Financial Services Group, Inc.	28,148
1,900	Popular, Inc. (a)	23,446
3,800	Progressive Corp. (The)	77,292
800	Protective Life Corp.	33,440
1,400	Prudential Financial, Inc.	125,692
1,000	Radian Group, Inc.	17,640
300	Reinsurance Group of America, Inc.	16,293
1,300	Safeco Corp.	75,426
1,400	Torchmark Corp.	86,184
5,400	Travelers Cos. (The), Inc.	272,916
1,300	UnionBanCal Corp.	76,414
4,900	Unum Group	119,903
5,800	US Bancorp (a)	187,630
5,084	Washington Mutual, Inc. (a)	186,684
	Total Financial	9,339,210

See accompanying notes to the financial statements.

4

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Food & Beverage — 2.7%
1,200	Anheuser-Busch Cos., Inc.	59,280
1,700	Coca Cola Enterprises, Inc.	40,494
2,700	Coca-Cola Co. (The)	145,206
3,600	ConAgra Foods, Inc.	92,556
200	Corn Products International, Inc.	9,040
1,100	General Mills Co.	61,468
200	JM Smucker Co. (The)	11,002
8,607	Kraft Foods, Inc.	275,940
1,300	Pepsi Bottling Group, Inc.	44,967
600	PepsiAmericas, Inc.	17,760
300	Pilgrim's Pride Corp.	12,177
3,800	Sara Lee Corp.	63,156
6,424	Tyson Foods, Inc. – Class A	138,437
	Total Food & Beverage	971,483
	Health Care — 12.6%
1,100	Abbott Laboratories	57,101
4,900	Aetna, Inc.	249,459
4,200	AmerisourceBergen Corp.	200,970
200	Bausch & Lomb, Inc.	12,640
2,600	Cardinal Health, Inc.	177,788
2,100	Cigna Corp.	108,528
200	Coventry Health Care, Inc. *	11,474
775	Covidien Ltd. *	30,868
1,800	Express Scripts, Inc. *	98,550
2,800	Forest Laboratories, Inc. *	105,364
1,700	Johnson & Johnson	105,043
2,200	King Pharmaceuticals, Inc. *	33,066
700	Lincare Holdings, Inc. *	25,193
5,800	McKesson Corp.	331,818
400	Medco Health Solutions, Inc. *	34,180
22,000	Merck & Co., Inc.	1,103,740
700	Patterson Cos., Inc. *	25,746
51,600	Pfizer, Inc.	1,281,744

See accompanying notes to the financial statements.

5

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
1,000	Quest Diagnostics, Inc.	54,750
1,600	Stryker Corp.	106,880
3,500	Tenet Healthcare Corp. * (a)	11,865
3,600	UnitedHealth Group, Inc.	180,036
600	Universal Health Services, Inc. – Class B	31,680
800	Watson Pharmaceuticals, Inc. *	23,856
500	WellPoint, Inc. *	40,295
1,200	Zimmer Holdings, Inc. *	93,996
	Total Health Care	4,536,630
	Machinery — 0.1%
100	Deere & Co. (a)	13,606
300	Ingersoll-Rand	15,579
	Total Machinery	29,185
	Manufacturing — 2.0%
700	American Standard Cos., Inc.	25,781
16,200	General Electric Co.	629,694
400	Honeywell International, Inc.	22,460
300	Pall Corp.	11,439
400	Sealed Air Corp.	10,580
775	Tyco International Ltd.	34,224
	Total Manufacturing	734,178
	Metals & Mining — 0.1%
1,300	Alcoa, Inc.	47,489
	Oil & Gas — 12.6%
1,700	Anadarko Petroleum Corp.	83,266
600	Apache Corp.	46,428
10,900	Chevron Corp.	956,584
4,729	ConocoPhillips	387,258
1,000	Devon Energy Corp.	75,310
33,000	Exxon Mobil Corp.	2,829,090

See accompanying notes to the financial statements.

6

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
1,700	Occidental Petroleum Corp.	96,373
300	Sunoco, Inc.	21,942
500	Valero Energy Corp.	34,255
	Total Oil & Gas	4,530,506
	Primary Process Industry — 1.5%
1,000	Albemarle Corp.	40,470
600	Cabot Corp.	24,204
3,500	Dow Chemical Co. (The)	149,205
600	Eastman Chemical Co.	40,056
800	International Flavors & Fragrances, Inc.	40,184
500	Lubrizol Corp.	31,790
500	Lyondell Chemical Co.	23,180
1,800	PPG Industries, Inc.	132,030
1,000	Sherwin-Williams Co. (The)	69,010
	Total Primary Process Industry	550,129
	Retail Stores — 11.9%
400	Abercrombie & Fitch Co. – Class A	31,480
400	American Eagle Outfitters, Inc.	10,332
5,200	AutoNation, Inc. * (a)	98,696
400	AutoZone, Inc. * (a)	48,516
1,500	Bed Bath & Beyond, Inc. *	51,960
1,000	Big Lots, Inc. * (a)	29,770
1,400	BJ's Wholesale Club, Inc. *	49,000
400	CDW Corp. *	34,428
200	Dillard's, Inc. – Class A	4,748
2,700	Dollar Tree Stores, Inc. *	117,315
1,900	Family Dollar Stores, Inc.	55,632
1,200	Foot Locker, Inc.	20,052
4,000	Gap (The), Inc.	75,040
25,900	Home Depot, Inc.	992,229
1,500	Kohls Corp. *	88,950
12,300	Kroger Co. (a)	326,934

See accompanying notes to the financial statements.

7

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
15,100	Lowe's Cos., Inc. (a)	469,006
800	OfficeMax, Inc.	28,416
600	O'Reilly Automotive, Inc. *	21,324
300	Penske Auto Group, Inc.	5,913
8,900	Rite Aid Corp. * (a)	45,123
9,400	Safeway, Inc.	298,262
100	Sears Holdings Corp. *	14,356
2,200	Staples, Inc.	52,250
2,475	Supervalu, Inc.	104,321
4,000	Target Corp. (a)	263,720
400	Tiffany & Co.	20,532
1,200	TJX Cos., Inc.	36,588
2,000	Walgreen Co. (a)	90,140
18,200	Wal-Mart Stores, Inc.	794,066
	Total Retail Stores	4,279,099
	Services — 4.3%
2,200	Avis Budget Group, Inc. *	51,062
1,400	Career Education Corp. *	41,580
2,600	Carnival Corp.	118,534
5,100	CBS Corp. – Class B	160,701
6,550	Comcast Corp. – Class A *	170,890
500	Expedia, Inc. *	14,925
6,100	Gannett Co., Inc.	286,700
600	IAC/InterActiveCorp. *	16,674
600	ITT Educational Services, Inc. *	65,880
500	Liberty Media Holding Corp. Capital – Class A *	54,495
7,300	McDonald's Corp.	359,525
700	McGraw-Hill, Inc.	35,322
200	Moody's Corp. (a)	9,170
1,800	New York Times Co. – Class A (a)	39,564
500	News Corp. – Class A	10,115
1,000	RR Donnelley & Sons Co.	35,820
400	Starbucks Corp. *	11,020

See accompanying notes to the financial statements.

8

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
1,800	Tribune Co.	49,590
	Total Services	1,531,567
	Technology — 7.6%
600	Affiliated Computer Services, Inc. – Class A *	30,018
500	Arrow Electronics, Inc. *	20,980
700	Avnet, Inc. *	27,517
400	CA, Inc.	10,076
4,700	Cisco Systems, Inc. *	150,024
600	Computer Sciences Corp. *	33,570
2,300	Compuware Corp. *	18,653
800	Danaher Corp.	62,128
8,900	Dell, Inc. *	251,425
4,900	EMC Corp. *	96,334
400	Energizer Holdings, Inc. *	42,372
1,400	First Data Corp.	46,508
1,200	Fiserv, Inc. *	55,824
1,000	General Dynamics Corp.	78,560
3,200	Hewlett-Packard Co.	157,920
3,800	Ingram Micro, Inc. – Class A *	74,632
16,800	Intel Corp.	432,600
2,600	International Business Machines Corp.	303,394
600	KLA-Tencor Corp.	34,482
1,300	Lexmark International, Inc. *	48,438
400	McAfee, Inc. *	14,300
5,200	Microsoft Corp.	149,396
200	NCR Corp. *	9,954
700	Northrop Grumman Corp.	55,188
1,700	Novellus System, Inc. * (a)	46,529
1,100	Pitney Bowes, Inc.	49,137
1,100	Polycom, Inc. *	33,341
400	Raytheon Co.	24,536
800	Synopsys, Inc. *	21,856
1,900	Tech Data Corp. *	74,081

See accompanying notes to the financial statements.

9

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
12,600	Time Warner, Inc.	239,148
775	Tyco Electronics Ltd. *	27,024
1,700	Unisys Corp. *	12,529
	Total Technology	2,732,474
	Transportation — 0.4%
1,200	FedEx Corp.	131,616
	Utility — 7.7%
2,000	American Electric Power Co., Inc.	88,960
21,358	AT&T, Inc.	851,543
1,200	Centerpoint Energy, Inc.	19,464
1,600	CenturyTel, Inc.	76,768
600	CMS Energy Corp.	9,792
200	Constellation Energy Group, Inc.	16,588
800	Edison International	42,168
600	Energen Corp.	32,220
1,500	Entergy Corp. (a)	155,430
1,100	NiSource, Inc.	20,724
300	OGE Energy Corp.	10,116
300	Pinnacle West Capital Corp.	11,952
200	Sempra Energy	11,006
800	Telephone & Data Systems, Inc.	51,800
32,052	Verizon Communications, Inc. (a)	1,342,338
1,200	Xcel Energy, Inc.	24,732
	Total Utility	2,765,601
	TOTAL COMMON STOCKS (COST $33,897,345)	34,585,710
	RIGHTS AND WARRANTS — 0.0%
	Technology — 0.0%
800	Seagate Technology, Inc. Rights * (b)	8
	TOTAL RIGHTS AND WARRANTS (COST $0)	8

See accompanying notes to the financial statements.

10

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 16.8%
	Money Market Funds — 1.4%
125,734	Barclays Global Investors Institutional Money Market Fund (c)	125,734
377,202	Reserve Primary Money Market Fund (c)	377,202
	Total Money Market Funds	502,936
	Other Short-Term Investments — 15.4%
125,736	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (c)	125,736
1,288,804	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,289,413 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $1,309,159.	1,288,804
1,257,341	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,258,102 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $1,353,567. (c)	1,257,341
220,035	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $220,168 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $224,459. (c)	220,035
1,257,341	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,258,089 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $1,282,503. (c)	1,257,341
1,257,341	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,258,102 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $1,287,974. (c)	1,257,341
124,058	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (c)	124,058
	Total Other Short-Term Investments	5,530,656
	TOTAL SHORT-TERM INVESTMENTS (COST $6,033,592)	6,033,592
	TOTAL INVESTMENTS — 113.0% (Cost $39,930,937)	40,619,310
	Other Assets and Liabilities (net) — (13.0%)	(4,684,013)
	TOTAL NET ASSETS — 100.0%	$35,935,297

See accompanying notes to the financial statements.

11

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
11	S&P 500 E-mini	September 2007	$812,185	$(27,937)

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

12

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $4,649,086 (cost $34,650,075) (Note 2)	$35,338,448
Investments in repurchase agreements, at value, (cost $5,280,862) (Note 2)	5,280,862
Cash	305
Dividends and interest receivable	81,617
Receivable for collateral on open futures contracts (Note 2)	34,650
Receivable for variation margin on open futures contracts (Note 2)	8,305
Receivable for expenses reimbursed by Manager (Note 3)	6,882
Total assets	40,751,069
Liabilities:
Collateral on securities loaned, at value (Note 2)	4,744,788
Payable to affiliate for (Note 3):
Management fee	9,317
Shareholder service fee	4,507
Trustees and Chief Compliance Officer of GMO Trust fees	103
Accrued expenses	57,057
Total liabilities	4,815,772
Net assets	$35,935,297
Net assets consist of:
Paid-in capital	$34,562,286
Accumulated undistributed net investment income	134,489
Accumulated net realized gain	578,086
Net unrealized appreciation	660,436
$35,935,297
Net assets attributable to:
Class III shares	$35,935,297
Shares outstanding:
Class III	3,699,389
Net asset value per share:
Class III	$9.71

See accompanying notes to the financial statements.

13

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$415,569
Interest	28,172
Securities lending income	1,881
Total investment income	445,622
Expenses:
Management fee (Note 3)	57,585
Shareholder service fee – Class III (Note 3)	27,864
Custodian, fund accounting agent and transfer agent fees	22,080
Audit and tax fees	25,760
Legal fees	552
Trustees fees and related expenses (Note 3)	301
Registration fees	92
Miscellaneous	276
Total expenses	134,510
Fees and expenses reimbursed by Manager (Note 3)	(48,668)
Net expenses	85,842
Net investment income (loss)	359,780
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,303,999
Closed futures contracts	55,449
Net realized gain (loss)	1,359,448
Change in net unrealized appreciation (depreciation) on:
Investments	(844,291)
Open futures contracts	(27,937)
Net unrealized gain (loss)	(872,228)
Net realized and unrealized gain (loss)	487,220
Net increase (decrease) in net assets resulting from operations	$847,000

See accompanying notes to the financial statements.

14

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$359,780	$1,723,568
Net realized gain (loss)	1,359,448	12,682,583
Change in net unrealized appreciation (depreciation)	(872,228)	(5,467,234)
Net increase (decrease) in net assets from operations	847,000	8,938,917
Distributions to shareholders from:
Net investment income
Class III	(225,291)	(1,952,221)
Net realized gains
Class III	(486,999)	(13,723,856)
	(712,290)	(15,676,077)
Net share transactions (Note 7):
Class III	74,246	(53,141,064)
Total increase (decrease) in net assets	208,956	(59,878,224)
Net assets:
Beginning of period	35,726,341	95,604,565
End of period (including accumulated undistributed net investment income of $134,489 and $0, respectively)	$35,935,297	$35,726,341

See accompanying notes to the financial statements.

15

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$9.68		$10.78	$11.71	$11.36	$8.05	$10.73
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.21	0.26	0.20	0.17	0.15
Net realized and unrealized gain (loss)	0.12		0.80	0.58	0.86	3.31	(2.36)
Total from investment operations	0.22		1.01	0.84	1.06	3.48	(2.21)
Less distributions to shareholders:
From net investment income	(0.06)		(0.23)	(0.28)	(0.19)	(0.17)	(0.15)
From net realized gains	(0.13)		(1.88)	(1.49)	(0.52)	—	(0.32)
Total distributions	(0.19)		(2.11)	(1.77)	(0.71)	(0.17)	(0.47)
Net asset value, end of period	$9.71		$9.68	$10.78	$11.71	$11.36	$8.05
Total Return(a)	2.23	%**	9.80%	7.73%	9.59%	43.68%	(21.05)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$35,935		$35,726	$95,605	$112,411	$71,931	$61,923
Net expenses to average daily net assets	0.46	%*	0.46%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.94	%*	1.91%	2.31%	1.79%	1.77%	1.56%
Portfolio turnover rate	26	%**	72%	62%	60%	65%	114%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.26	%*	0.13%	0.12%	0.10%	0.14%	0.15%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and companies with similar market capitalizations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are

17

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their

18

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $4,649,086 collateralized by cash in the amount of $4,744,788 which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

19

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$40,453,275	$1,997,140	$(1,831,105)	$166,035

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure,

20

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $209 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

21

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $9,314,522 and $10,252,066, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 94.07% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.05% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 0.19% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	909,979	$10,011,363
Shares issued to shareholders in reinvestment of distributions	65,876	674,246	1,544,864	15,522,367
Shares repurchased	(58,866)	(600,000)	(7,627,314)	(78,674,794)
Net increase (decrease)	7,010	$74,246	(5,172,471)	$(53,141,064)

22

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

23

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

24

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

25

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,022.30	$2.34
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

26

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	86.3%
Preferred Stocks	7.8
Rights and Warrants	0.0
Short-Term Investments	1.8
Other	4.1
100.0%
Country Summary	% of Equity Investments
South Korea	17.7%
China	14.4
Taiwan	12.9
Brazil	11.8
Russia	10.2
South Africa	7.6
India	6.9
Mexico	5.5
Israel	2.6
Poland	2.0
Malaysia	2.0
Chile	1.5
Indonesia	1.3
Thailand	1.0
Hungary	0.9
Argentina	0.6
Turkey	0.5
Philippines	0.5
Czech Republic	0.1
100.0%

1

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Information Technology	21.7%
Financials	17.9
Energy	15.3
Telecommunication Services	15.0
Materials	10.9
Consumer Staples	6.2
Consumer Discretionary	4.8
Industrials	4.8
Health Care	2.2
Utilities	1.2
100.0%

2

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 86.3%
	Argentina — 0.6%
125,000	Tenaris SA ADR	5,866,250
	Brazil — 3.6%
161,200	Companhia Vale do Rio Doce	7,967,980
46,710	Companhia Vale do Rio Doce ADR	2,304,204
50,000	Gol-Linhas Aereas Intel	1,108,563
752,900	Petroleo Brasileiro SA (Petrobras)	23,408,206
20,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	2,231,600
	Total Brazil	37,020,553
	Chile — 1.4%
43,235	Banco de Chile ADR	2,099,059
82,906	Banco Santander Chile SA ADR	3,946,326
82,300	Compania Cervecerias Unidas ADR	2,985,844
336,000	Lan Airlines SA	5,392,800
	Total Chile	14,424,029
	China — 13.6%
1,329,096	China Merchants Holdings International Co Ltd	6,975,988
3,504,200	China Mobile Ltd	47,725,410
2,708,000	China Petroleum & Chemical Corp Class H	2,982,545
746,000	China Resources Enterprise Ltd	3,041,354
1,410,000	China Shenhua Energy Co Ltd Class H	6,127,754
1,022,000	China Shipping Development Co Ltd Class H	3,089,415
1,556,000	CITIC International Financial Holdings Ltd	1,265,848
4,196,000	CNOOC Ltd	5,148,645
1,606,000	Cosco Pacific Ltd	4,475,520
2,800,000	Datang International Power Generation Co Ltd	2,968,428
9,268,592	Denway Motors Ltd	4,345,189
2,778,000	Dongfeng Motor Group Co Ltd	1,800,116
3,644,000	Huaneng Power International Inc Class H	4,209,621

See accompanying notes to the financial statements.

3

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	China — continued
4,694,000	Lenovo Group Ltd	3,124,437
108,000	Netease.Com Inc ADR * (a)	1,786,320
9,570,842	PetroChina Co Ltd Class H	13,992,369
1,496,000	Ping An Insurance (Group) Co of China Ltd	15,617,556
44,000	Sina.com *	1,833,920
56,000	Sohu.Com Inc *	1,835,120
80,200	Suntech Power Holdings Co Ltd ADR *	2,867,150
1,357,600	Yanzhou Coal Mining Co Ltd	2,396,991
1,670,000	Zhejiang Expressway Co Ltd Class H	2,226,545
	Total China	139,836,241
	Czech Republic — 0.1%
22,300	CEZ AS	1,177,065
	Hungary — 0.8%
171,040	OTP Bank	8,588,847
	India — 6.5%
285,500	Cipla Ltd	1,163,031
105,000	GAIL India Ltd	794,555
10,400	GAIL India Ltd GDR	478,400
78,140	HDFC Bank	2,264,930
64,700	Hero Honda Motors Ltd	1,025,509
882,500	Hindustan Lever	4,492,164
180,670	Housing Development Finance Corp Ltd	8,743,271
99,700	ICICI Bank Ltd	2,173,500
490,350	Infosys Technologies Inc	22,300,537
911,100	ITC Ltd	3,808,550
133,200	Oil & Natural Gas Corp Ltd	2,805,095
61,500	Reliance Industries Ltd	2,954,023
474,400	Satyam Computer Services Ltd	5,206,487
48,800	Suzlon Energy Ltd	1,511,649

See accompanying notes to the financial statements.

4

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	India — continued
131,600	Tata Consultancy Services Ltd	3,422,827
345,300	Wipro Ltd	4,089,997
	Total India	67,234,525
	Indonesia — 1.2%
829,585	Astra International Tbk PT	1,577,443
850,000	Gudang Garam Tbk PT	863,333
7,312,000	Telekomunikasi Indonesia Tbk PT	8,547,558
25,200	Telekomunikasi Indonesia Tbk PT ADR	1,188,432
	Total Indonesia	12,176,766
	Israel — 2.4%
190,100	Check Point Software Technologies Ltd *	4,459,746
56,900	Teva Pharmaceutical Industries	2,443,039
415,600	Teva Pharmaceutical Industries ADR	17,870,800
	Total Israel	24,773,585
	Malaysia — 1.9%
103,000	British American Tobacco Berhad	1,233,261
1,915,000	Genting Berhad	4,062,764
1,942,750	IOI Corp. Berhad	2,782,324
1,272,400	Malayan Banking Berhad	4,255,663
917,400	MISC Berhad (Foreign Registered)	2,377,721
1,895,000	Resorts World Berhad	2,070,943
281,400	Tanjong Plc	1,364,181
1,750,985	YTL Power International Berhad	1,202,911
	Total Malaysia	19,349,768
	Mexico — 5.2%
106,600	America Movil SA de CV Class L ADR	6,445,036
1,416,805	America Movil SAB de CV Class L	4,276,226
1,138,413	Cemex SA de CV CPO *	3,687,744

See accompanying notes to the financial statements.

5

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
292,800	Corporacion GEO SA de CV Series B *	1,523,314
924,000	Fomento Economico Mexicano SA de CV	3,207,577
1,157,000	Grupo Financiero Banorte SA de CV	4,719,025
254,600	Grupo Mexico SA Class B	1,606,105
356,000	Grupo Modelo SA de CV Class C	1,731,116
215,000	Grupo Televisa SA-Series CPO	1,129,856
253,800	Kimberly Clark (Series A)	1,092,677
372,900	Telefonos de Mexico SA de CV Class L ADR	13,178,286
3,036,379	Wal-Mart de Mexico SA de CV Class V	10,801,946
	Total Mexico	53,398,908
	Philippines — 0.4%
62,000	Philippine Long Distance Telephone	3,544,393
631,701	San Miguel Corp Class B	928,007
	Total Philippines	4,472,400
	Poland — 1.9%
57,300	Bank Pekao SA	5,005,037
106,900	Polski Koncern Naftowy Orlen SA *	2,192,132
351,500	Powszechna Kasa Oszczednosci Bank Polski SA	6,730,110
20,800	Prokom Software SA	971,947
635,800	Telekomunikacja Polska SA	4,917,140
	Total Poland	19,816,366
	Russia — 9.6%
29,300	JSC Mining & Smelting Co ADR	6,519,250
437,803	Lukoil ADR	32,397,422
262,330	Mobile Telesystems ADR	17,355,753
260,650	OAO Gazprom ADR	10,830,007
5,910,000	Sberbank RF	22,635,300
375,500	Vimpel-Communications ADR	9,162,200
	Total Russia	98,899,932

See accompanying notes to the financial statements.

6

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Africa — 7.1%
197,300	Absa Group Ltd	3,599,833
289,000	African Bank Investments Ltd	1,282,316
18,000	Anglo American Platinum Corp	2,407,035
99,800	Barloworld Ltd	1,715,412
192,100	Bidvest Group Ltd	3,745,896
4,015,904	FirstRand Ltd	13,150,451
445,600	Impala Platinum Holdings Ltd	13,274,383
116,367	Imperial Holdings Ltd	2,333,542
101,600	JD Group Ltd	991,414
238,600	MTN Group Ltd	3,640,293
51,580	Nedbank Group Ltd	976,054
185,179	Pretoria Portland Cement Co Ltd	1,174,251
114,700	Sasol Ltd	4,630,454
976,114	Standard Bank Group Ltd	14,312,898
754,500	Steinhoff International Holdings	2,429,461
102,176	Tiger Brands Ltd	2,686,460
389,000	Woolworths Holdings	1,073,752
	Total South Africa	73,423,905
	South Korea — 16.4%
59,900	Doosan Infracore Co Ltd	2,180,460
83,700	Hana Financial Group Inc	3,958,291
54,300	Hynix Semiconductor Inc *	1,956,503
36,300	Hyundai Engineering & Construction *	2,929,991
74,800	Hyundai Mobis	8,042,142
84,830	Hyundai Motor Co	6,285,978
130,540	KIA Motors Corp *	1,765,119
116,100	KT Corp ADR	2,765,502
84,700	KT Freetel Co Ltd	2,752,505
130,600	KT&G Corp	9,930,192
47,300	LG Chemicals Ltd	4,921,902
38,400	LG Electronics Inc	2,946,256
34,300	NCSoft Corp *	2,852,167

See accompanying notes to the financial statements.

7

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
35,400	NHN Corp *	6,833,434
50,340	POSCO	30,807,177
74,003	Samsung Electronics Co Ltd	46,650,744
7,500	Samsung Fire & Marine Insurance Co Ltd	1,458,709
37,000	Samsung SDI Co Ltd	2,432,116
45,600	Samsung Techwin Co Ltd	3,291,669
82,460	Shinhan Financial Group Co Ltd	5,055,634
12,500	Shinsegae Co Ltd	8,260,826
6,800	SK Telecom Co Ltd	1,492,409
328,700	SK Telecom Co Ltd ADR	8,996,519
	Total South Korea	168,566,245
	Taiwan — 12.1%
1,181,711	Acer Inc	2,078,282
2,654,238	Asustek Computer Inc	7,920,994
1,516,000	Cathay Financial Holding Co Ltd	3,374,042
1,372,957	China Motor Corp Ltd	1,217,538
2,196,189	China Steel Corp	2,986,065
1,627,000	Chinatrust Financial Holding Co Ltd *	1,223,691
3,639,240	Chunghwa Telecom Co Ltd	6,467,757
6,171	Chunghwa Telecom Co Ltd ADR	108,116
2,088,500	Compal Electronics Inc	2,312,102
359,417	Delta Electronics Inc	1,340,070
1,657,167	Formosa Chemicals & Fibre Co	4,035,443
504,582	Formosa Petrochemical Corp	1,405,253
1,242,869	Formosa Plastics Corp	3,087,539
261,855	Foxconn Technology Co Ltd	2,380,049
148,200	High Tech Computer Corp	2,013,288
4,229,685	Hon Hai Precision Industry Co Ltd	31,389,723
809,041	Lite-On Technology Corp	1,276,510
922,593	MediaTek Inc	15,594,397
1,616,444	Nan Ya Plastics Corp	3,922,536
422,636	Novatek Microelectronics	1,705,576

See accompanying notes to the financial statements.

8

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
2,146,547	Quanta Computer Inc	3,492,504
272,848	Realtek Semiconductor Corp	1,335,152
551,350	Sunplus Technology Co Ltd	982,868
12,368,625	Taiwan Semiconductor Manufacturing Co Ltd	23,483,334
	Total Taiwan	125,132,829
	Thailand — 1.0%
959,000	Advanced Info Service Pcl (Foreign Registered) (b)	2,598,250
676,400	PTT Exploration & Production Pcl (Foreign Registered) (b)	2,400,234
431,611	PTT Pcl (Foreign Registered) (b)	3,840,716
48,000	Siam Cement Pcl (Foreign Registered) (b)	354,960
101,000	Siam Cement Pcl (Foreign Registered) NVDR (b)	735,133
	Total Thailand	9,929,293
	Turkey — 0.5%
351,810	Akbank TAS	2,247,713
173,130	Arcelik AS	1,216,019
66,575	Tupras-Turkiye Petrol Rafineriler AS	1,520,456
	Total Turkey	4,984,188
	TOTAL COMMON STOCKS (COST $577,398,327)	889,071,695
	PREFERRED STOCKS — 7.8%
	Brazil — 7.5%
279,748	Banco Bradesco SA 1.01%	6,979,442
445,100	Banco Itau Holding Financeira SA 0.34%	19,509,990
74,951	Companhia de Bebidas das Americas 0.60%	5,195,380
306,474	Companhia Vale do Rio Doce Class A 0.53%	12,683,837
158,400	Gerdau SA 2.43%	3,875,229
984,008	Itausa-Investimentos Itau SA 0.41%	5,918,091
863,000	Petroleo Brasileiro SA (Petrobras) 0.67%	22,960,550
	Total Brazil	77,122,519

See accompanying notes to the financial statements.

9

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	South Korea — 0.3%
6,200	Samsung Electronics Co Ltd (Non Voting) 1.28%	2,910,087
	TOTAL PREFERRED STOCKS (COST $47,985,318)	80,032,606
	RIGHTS AND WARRANTS — 0.0%
	Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—
	SHORT-TERM INVESTMENTS — 1.8%
2,000,000	Bank Nationale de Paris Time Deposit, 5.19% due 09/04/07	2,000,000
2,000,000	Bank of Montreal Time Deposit, 5.05%, due 09/04/07	2,000,000
1,060,275	Bank of New York Institutional Cash Reserves Fund (c)	1,060,275
2,000,000	HSBC Bank USA Time Deposit, 5.00%, due 09/04/07	2,000,000
2,000,000	ING Bank Time Deposit, 5.32%, due 09/04/07	2,000,000
2,000,000	Rabobank Time Deposit, 5.13%, due 09/04/07	2,000,000
7,800,000	Societe Generale Time Deposit, 5.28%, due 09/04/07	7,800,000
	TOTAL SHORT-TERM INVESTMENTS (COST $18,860,275)	18,860,275
	TOTAL INVESTMENTS — 95.9% (Cost $644,243,920)	987,964,576
	Other Assets and Liabilities (net) — 4.1%	42,586,841
	TOTAL NET ASSETS — 100.0%	$1,030,551,417

See accompanying notes to the financial statements.

10

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 57.56% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

11

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $1,046,982 (cost $644,243,920) (Note 2)	$987,964,576
Cash	82,703
Foreign currency, at value (cost $2,589,883) (Note 2)	2,580,441
Receivable for Fund shares sold	42,000,000
Dividends and interest receivable	2,941,022
Receivable for expenses reimbursed by Manager (Note 3)	12,307
Total assets	1,035,581,049
Liabilities:
Collateral on securities loaned, at value (Note 2)	1,060,275
Payable for Fund shares repurchased	3,050,000
Accrued capital gain and repatriation taxes payable (Note 2)	192,062
Payable to affiliate for (Note 3):
Management fee	321,436
Shareholder service fee	71,092
Trustees and Chief Compliance Officer of GMO Trust fees	1,684
Accrued expenses	333,083
Total liabilities	5,029,632
Net assets	$1,030,551,417
Net assets consist of:
Paid-in capital	$647,356,776
Accumulated undistributed net investment income	10,357,831
Accumulated net realized gain	29,308,518
Net unrealized appreciation	343,528,292
$1,030,551,417
Net assets attributable to:
Class III shares	$347,171,422
Class VI shares	$683,379,995
Shares outstanding:
Class III	25,911,338
Class VI	50,870,323
Net asset value per share:
Class III	$13.40
Class VI	$13.43

See accompanying notes to the financial statements.

12

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,661,022)	$12,890,036
Interest	510,429
Securities lending income	5,280
Total investment income	13,405,745
Expenses:
Management fee (Note 3)	1,890,710
Shareholder service fee – Class III (Note 3)	254,761
Shareholder service fee – Class VI (Note 3)	166,560
Custodian and fund accounting agent fees	615,480
Transfer agent fees	21,160
Audit and tax fees	40,664
Legal fees	11,132
Trustees fees and related expenses (Note 3)	5,121
Registration fees	736
Miscellaneous	7,452
Total expenses	3,013,776
Fees and expenses reimbursed by Manager (Note 3)	(70,228)
Net expenses	2,943,548
Net investment income (loss)	10,462,197
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $17,811) (Note 2)	29,336,900
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $5,567) (Note 2)	72,477
Net realized gain (loss)	29,409,377
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains tax accrual of ($1,847,016)) (Note 2)	135,107,127
Foreign currency, forward contracts and foreign currency related transactions	2,693
Net unrealized gain (loss)	135,109,820
Net realized and unrealized gain (loss)	164,519,197
Net increase (decrease) in net assets resulting from operations	$174,981,394

See accompanying notes to the financial statements.

13

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,462,197	$12,620,530
Net realized gain (loss)	29,409,377	45,066,930
Change in net unrealized appreciation (depreciation)	135,109,820	60,935,011
Net increase (decrease) in net assets from operations	174,981,394	118,622,471
Distributions to shareholders from:
Net investment income
Class III	(392,896)	(4,399,199)
Class VI	(757,471)	(8,242,433)
Total distributions from net investment income	(1,150,367)	(12,641,632)
Net realized gains
Class III	(8,473,358)	(13,817,514)
Class VI	(14,600,258)	(24,802,423)
Total distributions from net realized gains	(23,073,616)	(38,619,937)
	(24,223,983)	(51,261,569)
Net share transactions (Note 7):
Class III	679,651	70,136,125
Class VI	46,582,329	104,030,228
Increase (decrease) in net assets resulting from net share transactions	47,261,980	174,166,353
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	436,279	434,472
Class VI	327,920	409,974
Increase in net assets resulting from purchase premiums and redemption fees	764,199	844,446
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	48,026,179	175,010,799
Total increase (decrease) in net assets	198,783,590	242,371,701
Net assets:
Beginning of period	831,767,827	589,396,126
End of period (including accumulated undistributed net investment income of $10,357,831 and $1,046,001, respectively)	$1,030,551,417	$831,767,827

See accompanying notes to the financial statements.

14

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$11.36		$10.38	$7.71	$13.77	$7.25	$8.09
Income (loss) from investment operations:
Net investment income (loss)	0.14	†	0.18 †	0.15 †	0.17 †	0.23	0.06
Net realized and unrealized gain (loss)	2.22		1.57	2.67	0.19	6.35	(0.85)
Total from investment operations	2.36		1.75	2.82	0.36	6.58	(0.79)
Less distributions to shareholders:
From net investment income	(0.01)		(0.18)	(0.11)	(0.52)	(0.06)	(0.05)
From net realized gains	(0.31)		(0.59)	(0.04)	(5.90)	—	—
Total distributions	(0.32)		(0.77)	(0.15)	(6.42)	(0.06)	(0.05)
Net asset value, end of period	$13.40		$11.36	$10.38	$7.71	$13.77	$7.25
Total Return(a)	20.78	%**	17.27%	36.86%	16.19%	91.04%	(9.82)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$347,171		$292,123	$197,026	$82,153	$141,614	$105,354
Net expenses to average daily net assets	0.68	%*	0.70%	0.73%	1.22%	1.25%	1.35%
Net investment income to average daily net assets	2.15	%*	1.70%	1.71%	1.84%	1.76%	0.80%
Portfolio turnover rate	7	%**	17%	18%	141%	39%	72%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.04%	0.11%	0.07%	0.06%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.02	$0.04	$0.06	$0.02	$0.00 (b)

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005(a)
Net asset value, beginning of period	$11.38		$10.39	$7.72	$6.52
Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.20	0.15	0.03
Net realized and unrealized gain (loss)	2.24		1.57	2.67	1.44
Total from investment operations	2.38		1.77	2.82	1.47
Less distributions to shareholders:
From net investment income	(0.02)		(0.19)	(0.11)	(0.01)
From net realized gains	(0.31)		(0.59)	(0.04)	(0.26)
Total distributions	(0.33)		(0.78)	(0.15)	(0.27)
Net asset value, end of period	$13.43		$11.38	$10.39	$7.72
Total Return(b)	20.85	%**	17.45%	36.92%	23.05	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$683,380		$539,645	$392,370	$103,152
Net expenses to average daily net assets	0.59	%*	0.61%	0.64%	0.71	%*
Net investment income to average daily net assets	2.25	%*	1.82%	1.66%	0.99	%*
Portfolio turnover rate	7	%**	17%	18%	141	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.04%	0.16	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01	$0.03	$0.04

(a)  Period from September 23, 2004 (commencement of operations) through February 28, 2005.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Emerging Markets Opportunities Fund (formerly GMO Emerging Markets Quality Fund) (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets, which excludes countries that are included in the MSCI EAFE Index.

For the period ended August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder service fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and

17

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net

18

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or

19

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

20

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $1,046,982, collateralized by cash in the amount of $1,060,275, which was invested in the Bank of New York Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

21

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $192,062 for potential capital gains and repatriation taxes as of August 31, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the period ended August 31, 2007, the Fund incurred $17,811 in capital gain taxes which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2007, the Fund incurred $5,567 in CPMF tax which is included in the net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

The Fund is currently subject to a Taiwanese security transaction tax of 0.30% of the transaction amount on equities, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$644,392,558	$348,590,362	$(5,018,344)	$343,572,018

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash

22

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class's net assets on the share transaction date. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $440,356 and $737,704 in purchase premiums and $323,843 and $106,742 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related

23

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, custodial fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including

24

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.40% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $3,833 and $2,760, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $61,951,962 and $64,204,292, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 45.90% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, 0.09% of the Fund's shares were held by six related parties comprised of certain GMO employee accounts, and 97.84% of the Fund's shares were held by accounts for which the Manager has investment discretion.

25

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,411,895	$41,429,370	6,699,064	$70,948,543
Shares issued to shareholders in reinvestment of distributions	654,636	8,831,039	1,632,202	17,790,965
Shares repurchased	(3,875,574)	(49,580,758)	(1,601,291)	(18,603,383)
Purchase premiums and redemption fees	—	436,279	—	434,472
Net increase (decrease)	190,957	$1,115,930	6,729,975	$70,570,597
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	3,916,995	$51,463,387	7,184,647	$76,812,535
Shares issued to shareholders in reinvestment of distributions	1,135,927	15,357,729	3,025,802	33,044,856
Shares repurchased	(1,591,001)	(20,238,787)	(551,552)	(5,827,163)
Purchase premiums and redemption fees	—	327,920	—	409,974
Net increase (decrease)	3,461,921	$46,910,249	9,658,897	$104,440,202

26

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

27

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

28

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

29

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

GMO Emerging Markets Opportunities Fund

(formerly GMO Emerging Markets Quality Fund)
(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.68%	$1,000.00	$1,207.80	$3.77
2	) Hypothetical	0.68%	$1,000.00	$1,021.72	$3.46
Class VI
1	) Actual	0.59%	$1,000.00	$1,208.50	$3.28
2	) Hypothetical	0.59%	$1,000.00	$1,022.17	$3.00

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.9%
Short-Term Investments	3.7
Preferred Stocks	0.6
Rights and Warrants	0.0
Futures	0.0
Forward Currency Contracts	(0.3)
Other	2.1
100.0%
Country Summary	% of Equity Investments
Japan	23.8%
United Kingdom	22.3
France	13.0
Germany	9.4
Netherlands	6.2
Italy	4.3
Switzerland	3.8
Australia	3.4
Canada	2.2
Finland	2.0
Belgium	1.9
Sweden	1.8
Spain	1.6
Singapore	1.2
Hong Kong	1.1
Ireland	0.8
Austria	0.5
Norway	0.3
Denmark	0.2
Portugal	0.1
Greece	0.1
100.0%

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	26.6%
Consumer Discretionary	13.0
Energy	12.7
Health Care	12.6
Industrials	8.9
Materials	8.4
Telecommunication Services	8.2
Utilities	4.5
Consumer Staples	2.6
Information Technology	2.5
100.0%

2

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.9%
	Australia — 3.2%
1,127,380	Australia and New Zealand Banking Group Ltd	26,791,269
498,425	BlueScope Steel Ltd	4,339,051
907,564	Centro Properties Group	6,084,909
315,009	Commonwealth Bank of Australia	14,218,879
306,700	Macquarie Bank Ltd	18,320,142
2,941,907	Mirvac Group Ltd	12,943,149
2,414,840	Qantas Airways Ltd	11,033,199
721,737	QBE Insurance Group Ltd	20,568,548
288,341	Rio Tinto Ltd	21,987,864
4,003,203	Stockland	28,103,833
2,289,013	Suncorp-Metway Ltd	37,668,937
6,732,990	Telstra Corp Ltd	24,159,090
1,062,733	Westpac Banking Corp	23,674,831
356,019	Woodside Petroleum Ltd	13,150,702
105,934	Woolworths Ltd	2,593,438
360,706	Zinifex Ltd	4,952,313
	Total Australia	270,590,154
	Austria — 0.5%
13,644	Flughafen Wien AG	1,365,752
204,281	OMV AG	12,658,287
295,647	Voestalpine AG	24,184,885
	Total Austria	38,208,924
	Belgium — 1.8%
208,601	Belgacom SA	9,152,299
23,323	Colruyt SA	4,982,332
85,440	Delhaize Group	8,380,894
1,651,548	Dexia	45,544,932
1,569,052	Fortis	57,547,609
28,241	Solvay SA	4,192,245
261,587	UCB SA	14,737,723

See accompanying notes to the financial statements.

3

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
27,392	Umicore	6,282,327
	Total Belgium	150,820,361
	Canada — 2.1%
510,911	BCE Inc	19,541,378
554,300	Canadian Imperial Bank of Commerce	50,233,437
430,200	Canadian Natural Resources	29,409,222
739,800	EnCana Corp	43,358,165
109,200	Magna International Inc Class A	9,805,250
256,400	National Bank of Canada	13,334,742
162,600	Royal Bank of Canada	8,367,125
	Total Canada	174,049,319
	Denmark — 0.2%
544	AP Moller-Maersk A/S	7,119,816
332,800	Danske Bank A/S	13,664,501
	Total Denmark	20,784,317
	Finland — 1.9%
168,804	Kesko Oyj Class B	9,946,467
2,185,203	Nokia Oyj	71,988,375
348,479	Outokumpu Oyj	10,579,273
599,149	Rautaruukki Oyj	32,760,916
966,504	Sampo Oyj Class A	27,785,292
38,955	Stockmann Oyj AB Class A	1,716,705
32,400	Wartsila Oyj Class A	2,020,278
	Total Finland	156,797,306
	France — 12.2%
198,115	Air France	8,199,425
1,924,142	Arcelor Mittal	126,197,700
1,141,608	BNP Paribas	119,839,350
24,560	Bongrain SA	2,935,629
221,214	Bouygues	17,351,662

See accompanying notes to the financial statements.

4

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	France — continued
118,326	Casino Guichard-Perrachon SA	12,050,840
331,787	Cie de Saint-Gobain	35,931,662
844,958	Credit Agricole SA	31,739,003
218,944	France Telecom SA	6,595,107
3,655	Fromageries Bel	1,075,469
35,030	Lafarge SA	5,423,420
303,521	Michelin SA Class B	38,096,229
703,581	Peugeot SA	59,684,032
573,153	Renault SA	76,996,859
2,273,788	Sanofi-Aventis	186,229,051
31,013	Societe Generale	4,979,957
3,957,451	Total SA	296,784,169
	Total France	1,030,109,564
	Germany — 8.4%
758	Aareal Bank AG	36,326
194,367	Adidas AG	11,450,496
370,678	Allianz SE (Registered)	79,631,578
508,073	BASF AG	67,304,755
909,372	Bayerische Motoren Werke AG	55,564,529
300,931	Commerzbank AG	12,372,087
516,467	DaimlerChrysler AG (Registered)	46,012,428
1,575,034	Depfa Bank Plc	29,866,614
704,925	Deutsche Bank AG (Registered)	87,577,908
264,290	Deutsche Lufthansa AG (Registered)	7,712,110
756,435	Deutsche Post AG (Registered)	21,970,816
351,366	Infineon Technologies AG *	5,481,720
156,482	MAN AG	22,467,546
515,624	Muenchener Rueckversicherungs AG (Registered)	89,276,158
143,830	Salzgitter AG	28,484,792
196,850	Siemens AG (Registered)	24,750,531
967,209	ThyssenKrupp AG	56,618,013
299,338	Volkswagen AG	61,985,236
	Total Germany	708,563,643

See accompanying notes to the financial statements.

5

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Greece — 0.1%
98,324	National Bank of Greece SA	5,832,566
	Hong Kong — 1.0%
782,000	Bank of East Asia Ltd	4,358,617
2,594,500	BOC Hong Kong Holdings Ltd	6,236,329
5,025,598	CLP Holdings Ltd	34,607,868
171,000	Guoco Group	2,300,713
1,506,511	Hang Lung Group Ltd	7,192,164
331,900	Hong Kong Aircraft Engineering Co Ltd	7,243,372
3,961,969	Hong Kong Electric Holdings Ltd	19,864,593
564,700	Hong Kong Ferry Co Ltd	579,231
1,479,400	Yue Yuen Industrial Holdings	4,463,613
	Total Hong Kong	86,846,500
	Ireland — 0.8%
278,179	Allied Irish Banks Plc	7,090,900
355,536	Anglo Irish Bank Corp	6,636,178
580,741	Bank of Ireland	10,669,365
906,394	CRH Plc	39,183,952
	Total Ireland	63,580,395
	Italy — 4.0%
4,192,174	Enel SPA	43,317,477
7,003,608	ENI SPA	241,915,964
996,406	Fiat SPA	26,572,921
186,680	Fiat SPA-Di RISP	4,275,347
198,854	Fondiaria-Sai SPA-Di RISP	6,406,061
291,136	Italcementi SPA-Di RISP	4,861,721
24,468	Italmobiliare SPA	3,139,744
97,300	Natuzzi SPA ADR *	745,318
779,886	Snam Rete Gas SPA	4,600,828
	Total Italy	335,835,381

See accompanying notes to the financial statements.

6

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — 22.5%
437,470	Acom Co Ltd (a)	13,051,048
350,100	Astellas Pharma Inc	16,228,279
873,900	Canon Inc	49,881,755
1,179,500	Chubu Electric Power Co Inc	31,440,061
1,286,000	Cosmo Oil Co Ltd	5,809,269
187,250	Daiei Inc *	1,411,763
765,580	Daiichi Sankyo Co Ltd	20,887,446
816,000	Daikyo Inc	2,930,310
577,800	Eisai Co Ltd	24,067,414
3,223,000	Fuji Heavy Industries Ltd	13,509,609
486,900	Fuji Photo Film Co Ltd	20,973,166
5,821,500	Haseko Corp *	15,682,314
271,100	Hitachi Construction Machinery	9,530,612
1,704,000	Hitachi Ltd	10,987,348
453,000	Hokkaido Electric Power	10,243,947
5,541,100	Honda Motor Co Ltd	182,124,639
3,633,000	Isuzu Motors Ltd	19,703,680
5,760,000	Itochu Corp	62,201,657
532,600	JFE Holdings Inc	34,678,962
1,019,700	Kansai Electric Power Co Inc	23,823,134
1,069,000	Kao Corp	30,395,103
1,413,000	Kawasaki Heavy Industries Ltd	5,538,692
4,029,000	Kawasaki Kisen Kaisha Ltd	51,825,512
742	KDDI Corp	5,722,791
280,000	Konami Corp	7,063,787
892,200	Kyushu Electric Power Co Inc	23,809,061
5,851,000	Marubeni Corp	47,582,147
1,408,000	Mazda Motor Corp	7,085,389
965,500	Mitsubishi Chemical Holdings	9,022,068
2,934,500	Mitsubishi Corp	82,366,770
1,276,000	Mitsubishi Materials Corp	7,066,599
2,510,000	Mitsui & Co	52,175,868
2,362,000	Mitsui OSK Lines Ltd	34,697,037
3,139,000	Mitsui Trust Holding Inc	26,175,202
220,000	Nagase & Co	2,672,605
5,246,000	Nippon Oil Corp	44,139,597

See accompanying notes to the financial statements.

7

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
7,653,000	Nippon Steel Corp	53,477,960
10,823	Nippon Telegraph & Telephone Corp	49,825,501
3,433,000	Nippon Yusen Kabushiki Kaisha	33,851,841
8,056,100	Nissan Motor Co	76,958,917
39,683	NTT Docomo Inc	60,492,195
177,000	Olympus Corp	7,515,832
163,700	Ono Pharmaceutical Co Ltd	8,462,783
8,812,000	Osaka Gas Co Ltd	32,729,027
854,000	Pacific Metals Co Ltd	11,794,882
361,050	Promise Co Ltd	9,935,368
17,006	Resona Holdings Inc	35,778,880
1,700,000	Ricoh Company Ltd	37,418,600
78,200	Ryosan Co	2,065,472
513,700	Sega Sammy Holdings Inc	7,800,535
1,061,000	Seven & I Holdings Co Ltd	28,290,070
1,070,000	Shinko Securities Co Ltd	5,092,919
781,700	Showa Shell Sekiyu KK	9,471,299
5,790,200	Sojitz Corp	24,094,138
290,600	Sony Corp	13,912,600
2,386,900	Sumitomo Corp	41,174,845
2,544,000	Sumitomo Metal Industries Ltd	12,831,201
504,000	Taisho Pharmaceutical Co Ltd (a)	9,862,246
2,352,900	Takeda Pharmaceutical Co Ltd	160,982,177
523,340	Takefuji Corp	14,043,390
159,500	TDK Corp	13,638,674
865,300	Tokyo Electric Power Co Inc	22,694,540
3,588,000	Tokyo Gas Co Ltd	17,826,727
479,400	Tokyo Steel Manufacturing Co	6,338,732
896,000	TonenGeneral Sekiyu KK (a)	8,875,167
237,000	Toyo Suisan Kaisha Ltd	4,148,597
200	Toyota Industries Corp	8,473
994,500	Toyota Motor Corp	57,590,449
273,500	Urban Corp	4,621,936
	Total Japan	1,890,110,614

See accompanying notes to the financial statements.

8

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 5.8%
3,807,215	ABN Amro Holdings NV	176,941,087
4,238,988	Aegon NV	77,330,616
14,863	Gamma Holdings NV	1,222,017
442,871	Heineken NV	28,074,553
4,479,797	ING Groep NV	180,296,537
256,990	Koninklijke DSM	13,143,087
496,616	Reed Elsevier NV	8,959,022
126,135	TNT NV	5,336,908
	Total Netherlands	491,303,827
	Norway — 0.3%
368,732	Orkla ASA	5,985,367
567,000	Statoil ASA	16,313,510
	Total Norway	22,298,877
	Portugal — 0.1%
2,247,739	Banco Commercial Portugues SA	10,499,844
	Singapore — 1.2%
1,274,000	DBS Group Holdings Ltd	16,743,654
151,193	Haw Par Corp Ltd	794,255
3,387,000	Oversea-Chinese Banking Corp	19,040,390
3,258,100	Sembcorp Industrie	12,058,187
12,507,000	Singapore Telecommunications	29,912,271
1,323,201	Straits Trading Co Ltd	3,900,290
1,133,000	United Overseas Bank Ltd	15,483,379
	Total Singapore	97,932,426
	Spain — 1.5%
534,380	Banco Santander Central Hispano SA	9,763,097
118,893	Gas Natural SDG SA	6,338,658
1,669,334	Repsol YPF SA	60,153,404
2,098,068	Telefonica SA	52,174,204
	Total Spain	128,429,363

See accompanying notes to the financial statements.

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description		Value ($)
	Sweden — 1.7%
720,400	Electrolux AB Series B		16,207,060
432,200	Investor AB		10,671,439
852,800	Nordea AB		13,029,167
556,200	Sandvik AB		11,367,180
612,800	Scania AB Class B		14,299,185
255,400	Skandinaviska Enskilda Banken AB Class A		7,738,428
336,600	SKF AB Class B		6,896,739
239,300	Svenska Handelsbanken AB Class A		6,669,639
346,100	Swedbank AB		11,369,482
291,500	Tele2 AB Class B		5,340,050
408,700	Volvo AB Class A		7,101,407
1,757,700	Volvo AB Class B		30,482,607
	Total Sweden		141,172,383
	Switzerland — 3.6%
4,136	Banque Cantonale Vaudoise		1,955,533
213,209	Credit Suisse Group		13,992,517
42,367	Nestle SA (Registered)		18,465,262
1,998,027	Novartis AG (Registered)		105,325,888
558,969	Swiss Reinsurance Co (Registered)		47,161,374
404,771	Zurich Financial Services AG		116,250,372
	Total Switzerland		303,150,946
	United Kingdom — 21.0%
1,326,055	3	i Group Plc	28,280,354
835,467	Alliance & Leicester Plc		17,792,472
2,224,284	AstraZeneca Plc		109,620,279
3,184,907	Aviva Plc		45,624,604
1,110,573	Barratt Developments Plc		20,855,618
803,682	BG Group Plc		12,861,304
9,119,851	BT Group Plc		58,160,926
5,196,401	Centrica Plc		40,499,785
815,153	Compass Group Plc		5,356,994
6,261,224	DSG International Plc		19,645,769

See accompanying notes to the financial statements.

10

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
708,110	FirstGroup Plc	9,349,326
593,509	GKN Plc	4,419,155
12,964,326	GlaxoSmithKline Plc	338,323,863
1,706,346	HBOS Plc	30,331,776
2,243,256	Home Retail Group	18,792,919
480,673	Imperial Tobacco Group Plc	21,751,177
1,020,747	International Power Plc	8,342,844
1,358,431	J Sainsbury Plc	15,207,397
4,451,832	Kingfisher Plc	18,767,034
2,079,859	Legal & General Group Plc	6,101,146
1,192,886	National Grid Plc	17,877,046
901,923	Next Plc	35,252,757
6,324,963	Old Mutual Plc	20,426,010
1,156,444	Rio Tinto Plc	79,880,799
8,341,530	Royal & Sun Alliance Insurance Group	23,855,516
15,193,539	Royal Bank of Scotland Group	176,552,777
1,344,333	Royal Dutch Shell Group Class A (Amsterdam)	52,072,235
2,760,783	Royal Dutch Shell Plc A Shares (London)	107,275,658
1,323,843	Royal Dutch Shell Plc B Shares (London)	51,623,633
180,911	Scottish & Southern Energy Plc	5,183,922
471,114	Smith News Plc	1,393,669
2,881,273	Taylor Woodrow Plc	20,252,614
706,644	Unilever Plc	22,331,433
764,160	United Utilities Plc	10,679,469
97,501,566	Vodafone Group Inc	315,090,498
	Total United Kingdom	1,769,832,778
	TOTAL COMMON STOCKS (COST $6,252,155,840)	7,896,749,488
	PREFERRED STOCKS — 0.6%
	Germany — 0.5%
9,049	Villeroy & Boch AG (Non Voting) 2.78%	191,568
310,387	Volkswagen AG 1.39%	38,606,558
	Total Germany	38,798,126

See accompanying notes to the financial statements.

11

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Italy — 0.1%
156,205	Fiat SPA 1.79%	3,600,751
107,075	IFI Istituto Finanziario Industries *	3,719,869
	Total Italy	7,320,620
	TOTAL PREFERRED STOCKS (COST $13,742,171)	46,118,746
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
1,195,710	Unipol Gruppo Finanziario SPA Rights, Expires 07/03/07 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—
	SHORT-TERM INVESTMENTS — 3.7%
10,490,290	Bank of New York Institutional Cash Reserves Fund (c)	10,490,290
300,700,000	Societe Generale Time Deposit, 5.13%, due 09/04/07	300,700,000
	TOTAL SHORT-TERM INVESTMENTS (COST $311,190,290)	311,190,290
	TOTAL INVESTMENTS — 98.2% (Cost $6,577,088,301)	8,254,058,524
	Other Assets and Liabilities (net) — 1.8%	154,158,725
	TOTAL NET ASSETS — 100.0%	$8,408,217,249

See accompanying notes to the financial statements.

12

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/2007	CAD	11,598,011	$10,998,100	$7,745
11/20/2007	CAD	11,598,011	10,998,100	17,474
11/20/2007	CAD	11,598,011	10,998,100	19,813
11/20/2007	CAD	11,598,011	10,998,100	24,799
11/20/2007	CAD	11,598,011	10,998,099	26,241
11/20/2007	CAD	11,598,011	10,998,099	29,365
11/20/2007	CAD	11,598,011	10,998,099	42,627
11/20/2007	CHF	133,137,561	110,844,697	(287,817)
11/20/2007	CHF	116,201,561	96,744,501	(268,395)
11/20/2007	CHF	116,201,561	96,744,501	(229,938)
11/20/2007	CHF	116,201,561	96,744,501	(189,248)
11/20/2007	CHF	116,201,561	96,744,500	(154,733)
11/20/2007	CHF	116,201,561	96,744,500	(149,724)
11/20/2007	CHF	116,201,561	96,744,500	(126,460)
11/20/2007	EUR	29,947,000	40,912,214	430,159
11/20/2007	EUR	102,754,000	140,377,788	(1,873,103)
11/20/2007	EUR	14,533,000	19,854,316	(24,575)
11/20/2007	JPY	7,171,178,875	62,593,410	(747,442)
11/20/2007	JPY	7,171,178,875	62,593,410	(616,628)
11/20/2007	JPY	7,171,178,875	62,593,410	(577,651)
11/20/2007	JPY	7,171,178,875	62,593,410	(510,945)
11/20/2007	JPY	7,171,178,875	62,593,410	(402,293)
11/20/2007	JPY	7,171,178,875	62,593,410	(396,981)
11/20/2007	JPY	7,171,178,875	62,593,410	(310,233)
11/20/2007	JPY	10,310,973,000	89,999,005	(168,765)
11/20/2007	NOK	239,628,384	41,152,426	665,084
11/20/2007	NOK	239,628,384	41,152,426	667,889
11/20/2007	NOK	239,628,384	41,152,426	684,229
11/20/2007	NOK	239,628,384	41,152,426	692,428
11/20/2007	NOK	239,628,384	41,152,426	723,147
11/20/2007	NOK	239,628,384	41,152,426	746,277
11/20/2007	NOK	239,628,384	41,152,426	758,558

See accompanying notes to the financial statements.

13

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/2007	NZD	20,164,286	$14,062,788	$83,957
11/20/2007	NZD	20,164,286	14,062,788	100,028
11/20/2007	NZD	20,164,286	14,062,788	100,028
11/20/2007	NZD	20,164,286	14,062,788	102,408
11/20/2007	NZD	20,164,286	14,062,788	115,555
11/20/2007	NZD	20,164,286	14,062,788	147,152
11/20/2007	NZD	71,105,286	49,589,585	(2,744,164)
11/20/2007	SEK	351,824,145	51,193,931	167,053
11/20/2007	SEK	351,824,145	51,193,931	179,047
11/20/2007	SEK	351,824,145	51,193,931	186,229
11/20/2007	SEK	351,824,145	51,193,931	210,835
11/20/2007	SEK	351,824,145	51,193,931	271,345
11/20/2007	SEK	351,824,145	51,193,931	278,840
11/20/2007	SEK	351,824,145	51,193,931	300,073
11/20/2007	SGD	31,113,073	20,529,703	28,205
11/20/2007	SGD	31,113,073	20,529,703	29,556
11/20/2007	SGD	31,113,073	20,529,703	32,932
11/20/2007	SGD	31,113,073	20,529,703	40,356
11/20/2007	SGD	31,113,073	20,529,704	42,866
11/20/2007	SGD	31,113,073	20,529,704	45,752
11/20/2007	SGD	31,113,073	20,529,704	60,576
			$2,421,694,326	$(1,720,467)
Sales
11/20/2007	AUD	32,646,957	$26,656,643	$(674,562)
11/20/2007	AUD	32,646,957	26,656,643	(654,713)
11/20/2007	AUD	32,646,957	26,656,643	(591,965)
11/20/2007	AUD	32,646,957	26,656,643	(590,007)
11/20/2007	AUD	32,646,957	26,656,643	(583,477)
11/20/2007	AUD	32,646,957	26,656,643	(487,397)
11/20/2007	AUD	32,646,957	26,656,643	(483,055)
11/20/2007	CHF	11,420,000	9,507,809	38,611
11/20/2007	CHF	10,155,000	8,454,623	48,807
11/20/2007	CHF	34,109,000	28,397,709	580,176
11/20/2007	DKK	8,141,143	1,493,578	(17,021)

See accompanying notes to the financial statements.

14

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/2007	DKK	8,141,143	$1,493,578	$(16,616)
11/20/2007	DKK	8,141,143	1,493,578	(16,539)
11/20/2007	DKK	8,141,143	1,493,577	(16,029)
11/20/2007	DKK	8,141,143	1,493,577	(15,855)
11/20/2007	DKK	8,141,143	1,493,577	(15,258)
11/20/2007	DKK	8,141,143	1,493,577	(14,513)
11/20/2007	EUR	102,852,166	140,511,898	(1,661,474)
11/20/2007	EUR	102,852,166	140,511,898	(1,622,390)
11/20/2007	EUR	102,852,166	140,511,898	(1,603,877)
11/20/2007	EUR	102,852,166	140,511,898	(1,557,593)
11/20/2007	EUR	102,852,166	140,511,898	(1,496,190)
11/20/2007	EUR	102,852,166	140,511,898	(1,495,368)
11/20/2007	EUR	102,852,166	140,511,898	(1,474,386)
11/20/2007	GBP	37,936,327	76,366,875	(1,321,234)
11/20/2007	GBP	37,936,327	76,366,875	(1,234,815)
11/20/2007	GBP	37,936,327	76,366,876	(1,233,980)
11/20/2007	GBP	37,936,327	76,366,876	(1,211,977)
11/20/2007	GBP	37,936,327	76,366,876	(1,189,215)
11/20/2007	GBP	37,936,327	76,366,876	(1,116,985)
11/20/2007	GBP	37,936,327	76,366,876	(1,077,645)
11/20/2007	HKD	86,283,546	11,082,923	(25,466)
11/20/2007	HKD	86,283,546	11,082,923	(25,183)
11/20/2007	HKD	86,283,546	11,082,923	(23,765)
11/20/2007	HKD	86,283,546	11,082,923	(22,348)
11/20/2007	HKD	86,283,546	11,082,923	(21,422)
11/20/2007	HKD	86,283,546	11,082,923	(20,646)
11/20/2007	HKD	86,283,546	11,082,923	(19,795)
11/20/2007	JPY	1,397,115,000	12,194,675	51,289
11/20/2007	JPY	3,228,820,000	28,182,654	(422,783)
11/20/2007	NOK	379,848,000	65,232,952	829,868
11/20/2007	NOK	379,755,000	65,216,981	849,198
			$2,009,970,823	$(21,657,595)

See accompanying notes to the financial statements.

15

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
65	AEX	September 2007	$9,268,136	$11,079
287	CAC 40	September 2007	22,181,442	18,776
1,348	DAX	September 2007	351,263,723	(2,897,482)
240	FTSE 100	September 2007	30,560,705	15,935
365	Hang Seng	September 2007	55,829,064	2,396,480
246	OMXS 30	September 2007	4,337,484	3,713
28	S&P/MIB	September 2007	7,676,279	(15,502)
1,282	SGX SiMSCI	September 2007	70,611,553	3,049,575
			$551,728,386	$2,582,574
Sales
510	IBEX 35	September 2007	$100,717,545	$(1,445,618)
924	S&P Toronto 60	September 2007	139,090,000	200,419
			$239,807,545	$(1,245,199)

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

16

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  As of August 31, 2007, these rights have been exercised but shares have not yet been credited to the Fund.

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 88.74% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

17

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $9,906,892 (cost $6,577,088,301) (Note 2)	$8,254,058,524
Cash	56,992
Foreign currency, at value (cost $12,197,026) (Note 2)	12,045,113
Receivable for investments sold	9,788,288
Receivable for Fund shares sold	102,518,964
Dividends and interest receivable	20,714,914
Foreign taxes receivable	3,498,124
Unrealized appreciation on open forward currency contracts (Note 2)	10,456,577
Receivable for collateral on open futures contracts (Note 2)	54,320,000
Receivable for variation margin on open futures contracts (Note 2)	3,622,259
Receivable for expenses reimbursed by Manager (Note 3)	296,732
Total assets	8,471,376,487
Liabilities:
Collateral on securities loaned, at value (Note 2)	10,490,290
Payable for investments purchased	9,780,046
Payable for Fund shares repurchased	3,669,485
Payable to affiliate for (Note 3):
Management fee	3,727,713
Shareholder service fee	821,117
Administration fee – Class M	3,447
Trustees and Chief Compliance Officer of GMO Trust fees	15,948
Payable for 12b-1 fee – Class M	8,825
Unrealized depreciation on open forward currency contracts (Note 2)	33,834,639
Accrued expenses	807,728
Total liabilities	63,159,238
Net assets	$8,408,217,249

See accompanying notes to the financial statements.

18

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$6,051,102,040
Accumulated undistributed net investment income	136,156,918
Accumulated net realized gain	566,057,140
Net unrealized appreciation	1,654,901,151
$8,408,217,249
Net assets attributable to:`
Class II shares	$548,561,225
Class III shares	$2,838,457,616
Class IV shares	$5,000,375,539
Class M shares	$20,822,869
Shares outstanding:
Class II	15,165,403
Class III	77,790,943
Class IV	137,067,126
Class M	577,453
Net asset value per share:
Class II	$36.17
Class III	$36.49
Class IV	$36.48
Class M	$36.06

See accompanying notes to the financial statements.

19

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $19,745,507)	$174,346,661
Interest	7,057,637
Securities lending income	6,026,748
Total investment income	187,431,046
Expenses:
Management fee (Note 3)	22,630,889
Shareholder service fee – Class II (Note 3)	658,525
Shareholder service fee – Class III (Note 3)	2,184,864
Shareholder service fee – Class IV (Note 3)	2,182,747
12b-1 fee – Class M (Note 3)	24,314
Administration fee – Class M (Note 3)	19,451
Custodian and fund accounting agent fees	1,423,792
Transfer agent fees	38,180
Audit and tax fees	42,964
Legal fees	95,496
Trustees fees and related expenses (Note 3)	46,948
Registration fees	15,640
Miscellaneous	67,988
Total expenses	29,431,798
Fees and expenses reimbursed by Manager (Note 3)	(1,659,036)
Net expenses	27,772,762
Net investment income (loss)	159,658,284
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	516,554,230
Closed futures contracts	51,605,187
Foreign currency, forward contracts and foreign currency related transactions	740,319
Net realized gain (loss)	568,899,736
Change in net unrealized appreciation (depreciation) on:
Investments	(234,899,864)
Open futures contracts	2,536,655
Foreign currency, forward contracts and foreign currency related transactions	(31,597,800)
Net unrealized gain (loss)	(263,961,009)
Net realized and unrealized gain (loss)	304,938,727
Net increase (decrease) in net assets resulting from operations	$464,597,011

See accompanying notes to the financial statements.

20

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$159,658,284	$165,472,351
Net realized gain (loss)	568,899,736	597,081,731
Change in net unrealized appreciation (depreciation)	(263,961,009)	585,852,751
Net increase (decrease) in net assets from operations	464,597,011	1,348,406,833
Distributions to shareholders from:
Net investment income
Class II	—	(8,365,929)
Class III	—	(39,875,988)
Class IV	—	(70,325,262)
Class M	—	(208,724)
Total distributions from net investment income	—	(118,775,903)
Net realized gains
Class II	(14,615,370)	(48,849,679)
Class III	(70,540,828)	(226,473,274)
Class IV	(114,363,000)	(379,033,945)
Class M	(499,133)	(1,509,855)
Total distributions from net realized gains	(200,018,331)	(655,866,753)
	(200,018,331)	(774,642,656)
Net share transactions (Note 7):
Class II	(34,715,202)	(56,916,409)
Class III	47,976,011	(325,585,440)
Class IV	276,365,573	1,130,419,119
Class M	3,045,122	(14,361,930)
Increase (decrease) in net assets resulting from net share transactions	292,671,504	733,555,340
Total increase (decrease) in net assets	557,250,184	1,307,319,517
Net assets:
Beginning of period	7,850,967,065	6,543,647,548
End of period (including accumulated undistributed net investment income of $136,156,918 and distributions in excess of net investment income of $23,501,366, respectively)	$8,408,217,249	$7,850,967,065

See accompanying notes to the financial statements.

21

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$34.99		$32.35	$29.04	$24.18	$16.04	$17.41
Income (loss) from investment operations:
Net investment income (loss)†	0.69		0.79	0.65	0.49	0.44	0.37
Net realized and unrealized gain (loss)	1.39		5.60	4.45	5.07	8.31	(1.05)
Total from investment operations	2.08		6.39	5.10	5.56	8.75	(0.68)
Less distributions to shareholders:
From net investment income	—		(0.54)	(0.36)	(0.66)	(0.61)	(0.69)
From net realized gains	(0.90)		(3.21)	(1.43)	(0.04)	—	—
Total distributions	(0.90)		(3.75)	(1.79)	(0.70)	(0.61)	(0.69)
Net asset value, end of period	$36.17		$34.99	$32.35	$29.04	$24.18	$16.04
Total Return(a)	5.82	%**	20.46%	18.16%	23.17%	54.99%	(4.11)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$548,561		$564,440	$567,313	$231,695	$85,625	$67,896
Net expenses to average daily net assets	0.76	%*	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income to average daily net assets	3.72	%*	2.32%	2.16%	1.88%	2.15%	2.06%
Portfolio turnover rate	20	%**	36%	38%	46%	44%	51%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.06%	0.07%	0.09%	0.10%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$35.28		$32.59	$29.23	$24.32	$16.13	$17.50
Income (loss) from investment operations:
Net investment income (loss)†	0.70		0.81	0.72	0.59	0.45	0.40
Net realized and unrealized gain (loss)	1.41		5.66	4.44	5.02	8.36	(1.08)
Total from investment operations	2.11		6.47	5.16	5.61	8.81	(0.68)
Less distributions to shareholders:
From net investment income	—		(0.57)	(0.37)	(0.66)	(0.62)	(0.69)
From net realized gains	(0.90)		(3.21)	(1.43)	(0.04)	—	—
Total distributions	(0.90)		(3.78)	(1.80)	(0.70)	(0.62)	(0.69)
Net asset value, end of period	$36.49		$35.28	$32.59	$29.23	$24.32	$16.13
Total Return(a)	5.85	%**	20.54%	18.26%	23.28%	55.05%	(4.05)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,838,458		$2,703,050	$2,795,610	$1,804,485	$1,350,850	$845,997
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	3.77	%*	2.36%	2.39%	2.30%	2.22%	2.26%
Portfolio turnover rate	20	%**	36%	38%	46%	44%	51%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.06%	0.07%	0.09%	0.10%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$35.26		$32.58	$29.22	$24.31	$16.12	$17.50
Income (loss) from investment operations:
Net investment income (loss)†	0.72		0.80	0.74	0.54	0.43	0.38
Net realized and unrealized gain (loss)	1.40		5.68	4.43	5.09	8.39	(1.05)
Total from investment operations	2.12		6.48	5.17	5.63	8.82	(0.67)
Less distributions to shareholders:
From net investment income	—		(0.59)	(0.38)	(0.68)	(0.63)	(0.71)
From net realized gains	(0.90)		(3.21)	(1.43)	(0.04)	—	—
Total distributions	(0.90)		(3.80)	(1.81)	(0.72)	(0.63)	(0.71)
Net asset value, end of period	$36.48		$35.26	$32.58	$29.22	$24.31	$16.12
Total Return(a)	5.89	%**	20.61%	18.32%	23.37%	55.15%	(4.02)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,000,376		$4,566,106	$3,150,741	$2,193,988	$863,612	$334,240
Net expenses to average daily net assets	0.63	%*	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income to average daily net assets	3.85	%*	2.32%	2.45%	2.06%	2.08%	2.13%
Portfolio turnover rate	20	%**	36%	38%	46%	44%	51%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.06%	0.07%	0.09%	0.10%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004(a)
Net asset value, beginning of period	$34.93		$32.28	$28.98	$24.15	$20.92
Income (loss) from investment operations:
Net investment income (loss)†	0.63		0.68	0.61	0.44	0.01
Net realized and unrealized gain (loss)	1.40		5.62	4.41	5.04	3.73
Total from investment operations	2.03		6.30	5.02	5.48	3.74
Less distributions to shareholders:
From net investment income	—		(0.44)	(0.29)	(0.61)	(0.51)
From net realized gains	(0.90)		(3.21)	(1.43)	(0.04)	—
Total distributions	(0.90)		(3.65)	(1.72)	(0.65)	(0.51)
Net asset value, end of period	$36.06		$34.93	$32.28	$28.98	$24.15
Total Return(b)	5.68	%**	20.18%	17.92%	22.88%	18.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$20,823		$17,371	$29,984	$18,347	$7,408
Net expenses to average daily net assets	0.99	%*	0.99%	0.99%	0.99%	0.99	%*
Net investment income to average daily net assets	3.42	%*	2.00%	2.07%	1.72%	0.12	%*
Portfolio turnover rate	20	%**	36%	38%	46%	44	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.06%	0.07%	0.09	%*

(a)  Period from October 2, 2003 (commencement of operations) to February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

Throughout the period ended August 31, 2007, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

26

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price,

27

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

28

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a

29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $9,906,892, collateralized by cash in the amount of $10,490,290, which was invested in the Bank of New York Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,593,316,489	$1,790,248,804	$(129,506,769)	$1,660,742,035

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

30

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.54% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $35,448 and $25,024, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

32

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $1,659,064,610 and $1,572,239,959, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 10.59% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, 0.23% of the Fund's shares were held by seven related parties comprised of certain GMO employee accounts, and 57.24% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class II:	Shares	Amount	Shares	Amount
Shares sold	1,060,440	$39,538,369	5,095,447	$178,165,420
Shares issued to shareholders in reinvestment of distributions	354,615	13,436,353	1,546,695	52,194,974
Shares repurchased	(2,379,286)	(87,689,924)	(8,046,545)	(287,276,803)
Net increase (decrease)	(964,231)	$(34,715,202)	(1,404,403)	$(56,916,409)

33

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,099,497	$263,666,015	14,491,808	$507,451,764
Shares issued to shareholders in reinvestment of distributions	1,842,481	70,419,646	7,640,858	259,775,124
Shares repurchased	(7,766,930)	(286,109,650)	(31,298,044)	(1,092,812,328)
Net increase (decrease)	1,175,048	$47,976,011	(9,165,378)	$(325,585,440)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	13,662,704	$500,515,762	40,351,070	$1,405,437,963
Shares issued to shareholders in reinvestment of distributions	2,993,012	114,363,000	12,864,438	437,301,495
Shares repurchased	(9,074,439)	(338,513,189)	(20,437,344)	(712,320,339)
Net increase (decrease)	7,581,277	$276,365,573	32,778,164	$1,130,419,119
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class M:	Shares	Amount	Shares	Amount
Shares sold	169,295	$6,403,581	154,337	$5,220,668
Shares issued to shareholders in reinvestment of distributions	13,209	499,132	50,922	1,714,741
Shares repurchased	(102,420)	(3,857,591)	(636,857)	(21,297,339)
Net increase (decrease)	80,084	$3,045,122	(431,598)	$(14,361,930)

34

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

35

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total

36

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

37

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.76%	$1,000.00	$1,058.20	$3.93
2) Hypothetical	0.76%	$1,000.00	$1,021.32	$3.86
Class III
1) Actual	0.69%	$1,000.00	$1,058.50	$3.57
2) Hypothetical	0.69%	$1,000.00	$1,021.67	$3.51
Class IV
1) Actual	0.63%	$1,000.00	$1,058.90	$3.26
2) Hypothetical	0.63%	$1,000.00	$1,021.97	$3.20
Class M
1) Actual	0.99%	$1,000.00	$1,056.80	$5.12
2) Hypothetical	0.99%	$1,000.00	$1,020.16	$5.03

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

38

GMO Global Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.4%
Short-Term Investments	4.5
Futures	0.5
Options Purchased	0.5
Forward Currency Contracts	0.3
Loan Participations	0.1
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.2)
Swaps	(0.3)
Reverse Repurchase Agreements	(0.4)
Other	0.5
100.0%
Country/Region Summary**	% of Investments
Euro Region	49.3%
Sweden	21.5
Switzerland	11.4
Japan	10.4
Australia	9.9
Canada	3.3
Emerging	3.0
United Kingdom	(3.0)
United States	(5.8)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 4.2%
		Australia — 0.3%
		Asset-Backed Securities
USD	991,017	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.55%, due 12/21/33	986,845
		Austria — 1.0%
		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,802,150
		Canada — 0.8%
		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,192,470
		United Kingdom — 0.4%
		Asset-Backed Securities
GBP	163,060	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 6.29%, due 06/12/35	329,231
GBP	398,264	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 6.24%, due 09/12/35	802,840
		Total United Kingdom	1,132,071
		United States — 1.7%
		U.S. Government
USD	3,811,080	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,864,673
USD	1,238,310	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	1,286,488
		Total United States	5,151,161
		TOTAL DEBT OBLIGATIONS (COST $11,269,109)	12,264,697

See accompanying notes to the financial statements.

2

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.1%
		Currency Options — 0.1%
EUR	6,400,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	315,932
JPY	1,410,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	18,471
		Total Currency Options	334,403
		TOTAL OPTIONS PURCHASED (COST $260,816)	334,403
		MUTUAL FUNDS — 95.2%
		United States — 95.2%
		Affiliated Issuers
	813,146	GMO Emerging Country Debt Fund, Class III	8,456,715
	8,283,254	GMO Short-Duration Collateral Fund	213,873,613
	45,838	GMO Special Purpose Holding Fund (c) (d)	66,007
	2,249,913	GMO World Opportunity Overlay Fund	59,307,698
		Total United States	281,704,033
		TOTAL MUTUAL FUNDS (COST $279,355,660)	281,704,033
		SHORT-TERM INVESTMENTS — 0.6%
		Money Market Funds — 0.6%
	1,875,787	Merrimac Cash Series - Premium Class	1,875,787
		TOTAL SHORT-TERM INVESTMENTS (COST $1,875,787)	1,875,787
		TOTAL INVESTMENTS — 100.1% (Cost $292,761,372)	296,178,920
		Other Assets and Liabilities (net) — (0.1%)	(258,347)
		TOTAL NET ASSETS — 100.0%	$295,920,573

See accompanying notes to the financial statements.

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/11/07	CHF	27,600,000	$22,845,577	$128,099
9/11/07	CHF	35,000,000	28,970,840	39,025
9/11/07	CHF	5,600,000	4,635,334	2,341
9/11/07	CHF	13,600,000	11,257,241	(127,460)
9/11/07	CHF	5,100,000	4,221,465	(44,497)
9/25/07	EUR	33,000,000	44,997,445	(535,625)
9/25/07	EUR	15,200,000	20,726,096	(147,152)
9/25/07	EUR	800,000	1,090,847	(6,639)
9/04/07	GBP	12,900,000	26,009,625	628,707
9/04/07	GBP	800,000	1,613,000	20,368
9/04/07	GBP	4,900,000	9,879,625	(159,348)
11/06/07	GBP	11,500,000	23,158,450	66,450
10/02/07	JPY	2,562,500,000	22,218,515	781,962
10/02/07	JPY	1,100,000,000	9,537,704	91,143
10/02/07	JPY	1,200,000,000	10,404,768	(68,308)
10/02/07	JPY	60,000,000	520,238	12,812
9/18/07	NZD	14,700,000	10,307,690	(855,236)
9/18/07	NZD	4,600,000	3,225,536	(456,594)
			$255,619,996	$(629,952)
Sales
10/16/07	AUD	9,200,000	$7,520,850	$354,350
10/16/07	AUD	900,000	735,735	27,680
10/16/07	AUD	5,700,000	4,659,657	140,427
10/23/07	CAD	800,000	758,273	1,411
9/11/07	CHF	1,300,000	1,076,060	(22,029)
9/11/07	CHF	600,000	496,643	3,766
9/11/07	CHF	2,300,000	1,903,798	10,062
9/25/07	EUR	2,700,000	3,681,609	18,698
9/25/07	EUR	6,400,000	8,726,777	62,471
9/25/07	EUR	1,900,000	2,590,762	(27,520)
9/04/07	GBP	3,500,000	7,056,875	24,984
9/04/07	GBP	2,700,000	5,443,875	42,051
9/04/07	GBP	900,000	1,814,625	4,041
9/04/07	GBP	11,500,000	23,186,875	(63,825)
9/18/07	NZD	1,700,000	1,192,046	129,984
9/18/07	NZD	1,300,000	911,565	102,929
9/18/07	NZD	2,400,000	1,682,888	193,228
9/18/07	NZD	10,400,000	7,292,515	654,847
			$80,731,428	$1,657,555

See accompanying notes to the financial statements.

4

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
10/09/07	EUR	400,000	NOK	3,189,000	$1,779
10/09/07	EUR	15,100,000	NOK	120,780,370	135,102
10/30/07	SEK	1,872,000	EUR	200,000	902
					$137,783

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
101	Australian Government Bond 10 Yr.	September 2007	$8,309,529	$161,807
226	Australian Government Bond 3 Yr.	September 2007	18,399,588	125,124
73	Canadian Government Bond 10 Yr.	December 2007	7,712,699	(30,636)
227	Euro BOBL	September 2007	33,404,652	431,717
432	Euro Bund	September 2007	66,952,735	1,066,665
6	Japanese Government Bond 10 Yr. (TSE)	September 2007	7,013,559	(18,486)
3	U.S. Treasury Note 5 Yr. (CBT)	December 2007	320,109	1,958
				$1,738,149
Sales
8	U.S. Long Bond (CBT)	December 2007	$892,500	$(7,153)
79	U.S. Treasury Note 10 Yr.	December 2007	8,614,703	(56,440)
171	U.S. Treasury Note 2 Yr. (CBT)	December 2007	35,252,719	(65,030)
84	UK Gilt Long Bond	December 2007	18,130,523	(49,368)
				$(177,991)

See accompanying notes to the financial statements.

5

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
54,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month
						SEK STIBOR	$(74,295)
12,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(40,636)
38,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(128,681)
92,000,000	SEK	9/19/2012	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	(311,544)
22,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(74,500)
1,800,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(32,339)
31,100,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(558,738)
8,800,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(158,100)
8,200,000	SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(33,918)
3,100,000	AUD	9/17/2017	JP Morgan Chase Bank	Receive	6.83%	6 month AUD BBSW	36,316
8,400,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(50,262)
12,800,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(76,589)
3,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	609,915
					Premiums to (Pay) Receive	$1,062,507	$(893,371)

See accompanying notes to the financial statements.

6

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
75,000,000	USD	9/24/2007	JP Morgan Chase Bank	1 month LIBOR	Return on
					JP Morgan
					Hedged Traded
					Total Return
					Government
					Bond Index	$149,432
				Premiums to (Pay) Receive	$—	$149,432

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

RMAC - Residential Mortgage Acceptance Corp.

STIBOR - Stockholm Interbank Offered Rate

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(c)  Bankrupt issuer.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $13,405,712) (Note 2)	$14,474,887
Investments in affiliated issuers, at value (cost $279,355,660) (Notes 2 and 8)	281,704,033
Foreign currency, at value (cost $1,978) (Note 2)	1,979
Receivable for Fund shares sold	3,522,977
Interest receivable	208,644
Unrealized appreciation on open forward currency contracts (Note 2)	3,679,619
Interest receivable for open swap contracts	60,271
Receivable for open swap contracts (Note 2)	795,663
Receivable for expenses reimbursed by Manager (Note 3)	4,249
Total assets	304,452,322
Liabilities:
Payable for investments purchased	4,275,000
Payable to affiliate for (Note 3):
Management fee	46,993
Shareholder service fee	37,100
Trustees and Chief Compliance Officer of GMO Trust fees	412
Unrealized depreciation on open forward currency contracts (Note 2)	2,514,233
Payable for open swap contracts (Note 2)	1,539,602
Payable for variation margin on open futures contracts (Note 2)	43,605
Accrued expenses	74,804
Total liabilities	8,531,749
Net assets	$295,920,573
Net assets consist of:
Paid-in capital	$309,664,936
Distributions in excess of net investment income	(3,125,963)
Accumulated net realized loss	(17,109,821)
Net unrealized appreciation	6,491,421
$295,920,573
Net assets attributable to:
Class III shares	$295,920,573
Shares outstanding:
Class III	34,098,754
Net asset value per share:
Class III	$8.68

See accompanying notes to the financial statements.

8

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,074,891
Interest	686,086
Total investment income	1,760,977
Expenses:
Management fee (Note 3)	201,572
Shareholder service fee – Class III (Note 3)	159,136
Custodian, fund accounting agent and transfer agent fees	51,704
Audit and tax fees	31,740
Legal fees	2,944
Trustees fees and related expenses (Note 3)	1,139
Registration fees	920
Miscellaneous	1,196
Total expenses	450,351
Fees and expenses reimbursed by Manager (Note 3)	(23,562)
Indirectly incurred fees waived or borne by Manager (Note 3)	(13,959)
Shareholder service fee waived (Note 3)	(5,014)
Net expenses	407,816
Net investment income (loss)	1,353,161
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(468,592)
Investments in affiliated issuers	361,397
Realized gains distributions from affiliated issuers (Note 8)	447,378
Closed futures contracts	(1,884,585)
Closed swap contracts	(935,590)
Foreign currency, forward contracts and foreign currency related transactions	(327,826)
Net realized gain (loss)	(2,807,818)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(193,746)
Investments in affiliated issuers	35,743
Open futures contracts	1,855,101
Open swap contracts	(907,587)
Foreign currency, forward contracts and foreign currency related transactions	1,378,913
Net unrealized gain (loss)	2,168,424
Net realized and unrealized gain (loss)	(639,394)
Net increase (decrease) in net assets resulting from operations	$713,767

See accompanying notes to the financial statements.

9

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,353,161	$7,675,517
Net realized gain (loss)	(2,807,818)	7,986,161
Change in net unrealized appreciation (depreciation)	2,168,424	(588,542)
Net increase (decrease) in net assets from operations	713,767	15,073,136
Distributions to shareholders from:
Net investment income
Class III	(5,778,187)	(7,434,973)
Net share transactions (Note 7):
Class III	115,663,737	9,358,867
Total increase (decrease) in net assets	110,599,317	16,997,030
Net assets:
Beginning of period	185,321,256	168,324,226
End of period (including distributions in excess of net investment income of $3,125,963 and accumulated undistributed net investment income of $1,299,063, respectively)	$295,920,573	$185,321,256

See accompanying notes to the financial statements.

10

GMO Global Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$8.92		$8.53	$9.11	$8.73	$9.20	$9.33
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.38	0.18	0.21	0.12	0.09
Net realized and unrealized gain (loss)	(0.04)		0.38	(0.57)	0.63	1.42	1.49
Total from investment operations	0.02		0.76	(0.39)	0.84	1.54	1.58
Less distributions to shareholders:
From net investment income	(0.26)		(0.37)	(0.19)	(0.46)	—	(1.51)
From net realized gains	—		—	—	—	(1.90)	(0.20)
Return of capital	—		—	—	—	(0.11)	—
Total distributions	(0.26)		(0.37)	(0.19)	(0.46)	(2.01)	(1.71)
Net asset value, end of period	$8.68		$8.92	$8.53	$9.11	$8.73	$9.20
Total Return(b)	0.29	%**	8.99%	(4.33)%	9.52%	20.21%	17.76%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$295,921		$185,321	$168,324	$170,750	$138,684	$235,842
Net expenses to average daily net assets(c)	0.38	%*	0.39%	0.37%	0.33%	0.32%	0.33%
Net investment income to average daily net assets(a)	1.28	%*	4.33%	2.12%	2.40%	1.44%	1.10%
Portfolio turnover rate	6	%**	22%	20%	38%	45%	50%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.06%	0.07%	0.12%	0.12%	0.08%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the JPMorgan Global Government Bond Index. The Fund typically invests in bonds included in the JPMorgan Global Government Bond Index and in securities and instruments with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest a substantial portion of its assets in shares of Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; in investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; in shares of World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities), primarily through investment in shares of Emerging Country Debt Fund ("ECDF").

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available without charge, upon request by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

12

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $280,781 in conjunction with a settlement agreement related to the default of those asset-backed securities

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on

13

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to

14

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.

15

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

16

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

17

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $9,184,566, $7,575,780 and $269,796 expiring in 2012, 2014 and 2015 respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$294,739,662	$1,539,363	$(100,105)	$1,439,258

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments

18

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees,

19

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.004%	0.049%	0.068%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $863 and $552, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $123,921,677 and $12,001,136, respectively.

20

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 72.37% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.01% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts, and 37.45% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	12,657,372	$109,995,904	2,029,627	$17,848,889
Shares issued to shareholders in reinvestment of distributions	658,285	5,667,833	824,308	7,278,642
Shares repurchased	—	—	(1,798,812)	(15,768,664)
Net increase (decrease)	13,315,657	$115,663,737	1,055,123	$9,358,867

21

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$6,061,685	$2,650,546	$—	$83,949	$166,597	$8,456,715
GMO Short-Duration Collateral Fund	124,359,943	98,390,942	9,200,000	990,942	—	213,873,613
GMO Special Purpose Holding Fund	64,632	—	—	—	280,781	66,007
GMO World Opportunity Overlay Fund	37,179,145	22,800,000	1,000,000	—	—	59,307,698
Totals	$167,665,405	$123,841,488	$10,200,000	$1,074,891	$447,378	$281,704,033

22

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

23

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set

24

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

25

GMO Global Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.45%	$1,000.00	$1,002.90	$2.27
2	) Hypothetical	0.45%	$1,000.00	$1,022.87	$2.29

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

26

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.4%
Short-Term Investments	3.4
Options Purchased	0.4
Loan Participations	0.1
Loan Assignments	0.1
Forward Currency Contracts	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Futures	(0.1)
Swaps	(0.1)
Written Options	(0.1)
Reverse Repurchase Agreements	(0.4)
Other	1.3
100.0%
Country / Region Summary**	% of Investments
United States	84.9%
Sweden	10.2
Euro Region	5.6
Switzerland	5.2
Australia	4.8
Emerging	3.1
Canada	0.6
United Kingdom	(4.8)
Japan	(9.6)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 6.1%
	Austria — 0.3%
	Corporate Debt
8,000,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	8,966,880
	Canada — 0.6%
	Corporate Debt
15,000,000	Transalta Corp., 5.75%, due 12/15/13	14,977,500
	Luxembourg — 0.4%
	Corporate Debt
10,000,000	Telecom Italia Capital, 4.95%, due 09/30/14	9,480,000
	Mexico — 0.4%
	Corporate Debt
10,000,000	Telefonos de Mexico SA de CV, 5.50%, due 01/27/15	9,750,240
	United States — 4.4%
	Corporate Debt — 2.1%
7,000,000	CVS Corp., 6.13%, due 08/15/16	6,946,520
10,000,000	Eastman Chemical Co., 7.25%, due 01/15/24	10,503,000
10,000,000	Kinder Morgan Energy Partners, L.P., 6.00%, due 02/01/17	9,940,000
5,000,000	Ryder System, Inc., MTN, 5.85%, due 11/01/16	4,920,000
10,000,000	Southwest Airlines Co., 5.75%, due 12/15/16	9,760,800
5,000,000	Spectra Energy Capital, Series B, 6.75%, due 07/15/18	5,195,500
5,000,000	Wyeth, 5.50%, due 02/01/14	4,992,000
		52,257,820
	Structured Notes — 0.9%
20,000,000	Boston Scientific Corp., 6.25%, due 11/15/15	17,750,000
5,000,000	RPM UK Group, 144A, 6.70%, due 11/01/15	5,230,000
		22,980,000

See accompanying notes to the financial statements.

2

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Principal Amount / Shares		Description	Value ($)
		U.S. Government — 1.4%
	15,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (a)	15,000,000
	20,000,000	U.S. Treasury Note, 4.88%, due 05/15/09 (a)	20,212,500
			35,212,500
		Total United States	110,450,320
		TOTAL DEBT OBLIGATIONS (COST $156,886,133)	153,624,940
		OPTIONS PURCHASED — 0.2%
		Currency Options — 0.2%
EUR	85,200,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	4,205,847
JPY	18,260,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	239,206
		Total Currency Options	4,445,053
		TOTAL OPTIONS PURCHASED (COST $3,443,067)	4,445,053
		MUTUAL FUNDS — 93.6%
		United States — 93.6%
		Affiliated Issuers
	7,527,888	GMO Emerging Country Debt Fund, Class III	78,290,034
	78,622,049	GMO Short-Duration Collateral Fund	2,030,021,309
	9,571,230	GMO World Opportunity Overlay Fund	252,297,633
		Total United States	2,360,608,976
		TOTAL MUTUAL FUNDS (COST $2,344,329,203)	2,360,608,976

See accompanying notes to the financial statements.

3

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
2,335,885	Merrimac Cash Series-Premium Class	2,335,885
	TOTAL SHORT-TERM INVESTMENTS (COST $2,335,885)	2,335,885
	TOTAL INVESTMENTS — 100.0% (Cost $2,506,994,288)	2,521,014,854
	Other Assets and Liabilities (net) — 0.0%	(721,767)
	TOTAL NET ASSETS — 100.0%	$2,520,293,087

See accompanying notes to the financial statements.

4

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/11/07	CHF	210,400,000	$174,156,138	$1,898,863
9/11/07	CHF	50,800,000	42,049,106	77,647
9/11/07	CHF	39,700,000	32,861,210	16,602
9/11/07	CHF	133,600,000	110,585,837	(1,258,410)
9/11/07	CHF	26,800,000	22,183,386	(233,825)
9/25/07	EUR	61,400,000	83,722,518	(315,003)
9/04/07	GBP	98,400,000	198,399,000	4,795,721
11/06/07	GBP	22,200,000	44,705,878	128,278
10/02/07	JPY	7,185,000,000	62,298,547	2,038,164
10/02/07	JPY	5,710,000,000	49,509,353	(407,863)
10/02/07	JPY	270,000,000	2,341,073	57,657
10/02/07	JPY	2,580,000,000	22,370,251	(267,741)
9/18/07	NZD	123,000,000	86,248,016	(7,168,470)
9/18/07	NZD	15,400,000	10,798,532	(1,528,598)
			$942,228,845	$(2,166,978)
Sales
10/16/07	AUD	10,900,000	$8,910,572	$335,244
10/16/07	AUD	48,100,000	39,320,967	1,852,633
10/16/07	AUD	16,400,000	13,406,733	404,035
10/23/07	CAD	31,500,000	29,857,006	55,535
9/11/07	CHF	33,500,000	27,729,233	(567,658)
9/11/07	CHF	48,700,000	40,310,855	324,119
9/11/07	CHF	9,200,000	7,615,192	32,081
9/11/07	CHF	11,400,000	9,436,217	49,870
9/25/07	EUR	285,400,000	389,159,719	4,219,561
9/25/07	EUR	4,200,000	5,726,947	40,661
9/25/07	EUR	15,600,000	21,271,519	108,031
9/25/07	EUR	3,200,000	4,363,389	(46,349)
9/04/07	GBP	13,200,000	26,614,500	(336,072)
9/04/07	GBP	37,100,000	74,802,875	367,355
9/04/07	GBP	16,600,000	33,469,750	262,168
9/04/07	GBP	9,300,000	18,751,125	153,877
9/04/07	GBP	22,200,000	44,760,750	(123,210)

See accompanying notes to the financial statements.

5

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/02/07	JPY	35,600,000,000	$308,674,777	$(14,411,262)
10/02/07	JPY	1,320,000,000	11,445,245	(378,754)
9/18/07	NZD	11,200,000	7,853,478	856,370
9/18/07	NZD	10,600,000	7,432,756	839,272
9/18/07	NZD	21,000,000	14,725,271	1,690,744
9/18/07	NZD	86,000,000	60,303,491	5,717,925
			$1,205,942,367	$1,446,176

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
10/09/07	EUR	1,800,000	NOK	14,350,500	$8,008
10/09/07	EUR	66,000,000	NOK	527,914,200	590,510
10/30/07	SEK	105,768,000	EUR	11,300,000	50,942
					$649,460

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
378	Australian Government Bond 10 Yr.	September 2007	$31,099,027	$680,987
954	Australian Government Bond 3 Yr.	September 2007	77,669,058	547,345
146	Canadian Government Bond 10 Yr.	December 2007	15,425,398	(61,271)
280	Euro BOBL	September 2007	41,203,976	703,776
597	Euro Bund	September 2007	92,524,960	2,290,460
				$4,161,297

See accompanying notes to the financial statements.

6

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
188	Japanese Government Bond 10 Yr. (TSE)	September 2007	$219,758,183	$(4,615,309)
729	U.S. Long Bond (CBT)	December 2007	81,329,063	(651,818)
1,725	U.S. Treasury Note 10 Yr.	December 2007	188,105,859	(1,232,404)
296	U.S. Treasury Note 2 Yr. (CBT)	December 2007	61,022,250	(112,566)
415	U.S. Treasury Note 5 Yr. (CBT)	December 2007	44,281,797	(273,796)
713	UK Gilt Long Bond	December 2007	153,893,608	(419,039)
				$(7,304,932)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
15,000,000	USD	12/15/2013	Goldman Sachs	(Pay)	0.42%	TransAlta Corp.	$312,161
5,000,000	USD	3/20/2014	Morgan Stanley	(Pay)	0.15%	Wyeth	48,636
10,000,000	USD	9/30/2014	Goldman Sachs	(Pay)	0.74%	Telecom Italia Capital	(27,863)
10,000,000	USD	2/20/2015	JP Morgan Chase Bank	(Pay)	0.61%	Telefonos de Mexico SA de CV	10,660
5,000,000	USD	11/1/2015	Goldman Sachs	(Pay)	0.62%	RPM UK	11,826
15,000,000	USD	12/20/2015	Barclays Bank PLC	(Pay)	0.73%	Boston Scientific Corp.	1,569,206
5,000,000	USD	12/20/2015	Morgan Stanley	(Pay)	0.81%	Boston Scientific Corp.	498,308
7,000,000	USD	9/20/2016	Barclays Bank PLC	(Pay)	0.32%	CVS Corp.	170,390
5,000,000	USD	12/20/2016	Morgan Stanley	(Pay)	0.46%	Ryder System, Inc., MTN	44,298
10,000,000	USD	12/20/2016	Barclays Bank PLC	(Pay)	0.72%	Southwest Airlines	42,586
10,000,000	USD	2/1/2017	Goldman Sachs	(Pay)	0.49%	Kinder Morgan Energy Partners LP	242,900
5,000,000	USD	7/15/2018	Goldman Sachs	(Pay)	0.93%	Spectra Energy Capital	(44,826)
10,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co.	(226,089)
					Premiums to (Pay) Receive	$—	$2,652,193

See accompanying notes to the financial statements.

7

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
177,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month
						SEK STIBOR	$(243,524)
171,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(579,066)
108,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(365,726)
4,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(13,545)
17,600,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(316,199)
119,100,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(2,139,734)
29,000,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(521,010)
63,000,000	SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(260,590)
18,900,000	AUD	9/17/2017	JP Morgan Chase Bank	Receive	6.83%	6 month AUD BBSW	221,410
102,100,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(610,919)
183,900,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(1,100,373)
					Premiums to (Pay) Receive	$2,491,625	$(5,929,276)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

See accompanying notes to the financial statements.

8

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

9

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $162,665,085) (Note 2)	$160,405,878
Investments in affiliated issuers, at value (cost $2,344,329,203) (Notes 2 and 8)	2,360,608,976
Interest receivable	1,969,957
Unrealized appreciation on open forward currency contracts (Note 2)	26,971,873
Receivable for variation margin on open futures contracts (Note 2)	2,082,774
Receivable for open swap contracts (Note 2)	3,172,381
Receivable for expenses reimbursed by Manager (Note 3)	101,811
Total assets	2,555,313,650
Liabilities:
Payable for Fund shares repurchased	323,322
Foreign currency due to custodian	353,653
Payable to affiliate for (Note 3):
Management fee	538,873
Shareholder service fee	135,413
Trustees and Chief Compliance Officer of GMO Trust fees	6,872
Unrealized depreciation on open forward currency contracts (Note 2)	27,043,215
Payable for open swap contracts (Note 2)	6,449,464
Accrued expenses	169,751
Total liabilities	35,020,563
Net assets	$2,520,293,087
Net assets consist of:
Paid-in capital	$2,484,190,729
Accumulated undistributed net investment income	21,963,580
Accumulated net realized gain	4,093,939
Net unrealized appreciation	10,044,839
$2,520,293,087
Net assets attributable to:
Class III shares	$202,785,013
Class VI shares	$2,317,508,074
Shares outstanding:
Class III	8,029,354
Class VI	91,725,813
Net asset value per share:
Class III	$25.26
Class VI	$25.27

See accompanying notes to the financial statements.

10

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$21,387,909
Interest	4,611,612
Total investment income	25,999,521
Expenses:
Management fee (Note 3)	4,226,528
Shareholder service fee – Class III (Note 3)	196,916
Shareholder service fee – Class VI (Note 3)	857,634
Custodian, fund accounting agent and transfer agent fees	191,360
Audit and tax fees	32,568
Legal fees	40,112
Trustees fees and related expenses (Note 3)	19,545
Registration fees	1,840
Miscellaneous	22,264
Total expenses	5,588,767
Fees and expenses reimbursed by Manager (Note 3)	(277,656)
Indirectly incurred fees waived or borne by Manager (Note 3)	(213,862)
Shareholder service fee waived (Note 3)	(76,948)
Net expenses	5,020,301
Net investment income (loss)	20,979,220
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(4,094,626)
Investments in affiliated issuers	18,773,862
Realized gains distributions from affiliated issuers (Note 8)	2,654,220
Closed futures contracts	(1,051,475)
Closed swap contracts	(8,849,162)
Foreign currency, forward contracts and foreign currency related transactions	(6,888,203)
Net realized gain (loss)	544,616
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,974,566)
Investments in affiliated issuers	11,123,777
Open futures contracts	5,849,798
Open swap contracts	(3,918,297)
Foreign currency, forward contracts and foreign currency related transactions	2,800,782
Net unrealized gain (loss)	12,881,494
Net realized and unrealized gain (loss)	13,426,110
Net increase (decrease) in net assets resulting from operations	$34,405,330

See accompanying notes to the financial statements.

11

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Period from May 31, 2006 (commencement of operations) through February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$20,979,220	$30,368,989
Net realized gain (loss)	544,616	12,612,912
Change in net unrealized appreciation (depreciation)	12,881,494	(2,836,655)
Net increase (decrease) in net assets from operations	34,405,330	40,145,246
Distributions to shareholders from:
Net investment income
Class III	—	(9,486,069)
Class VI	—	(28,962,149)
Total distributions from net investment income	—	(38,448,218)
Net share transactions (Note 7):
Class III	(26,284,366)	227,768,727
Class VI	60,945,471	2,221,760,897
Increase (decrease) in net assets resulting from net share transactions	34,661,105	2,449,529,624
Total increase (decrease) in net assets	69,066,435	2,451,226,652
Net assets:
Beginning of period	2,451,226,652	—
End of period (including accumulated undistributed net investment income of $21,963,580 and $984,360, respectively)	$2,520,293,087	$2,451,226,652

See accompanying notes to the financial statements.

12

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from July 13, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$25.22		$25.06
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.96
Net realized and unrealized gain (loss)	(0.09)		0.34
Total from investment operations	0.04		1.30
Less distributions to shareholders:
From net investment income	—		(1.14)
Total distributions	—		(1.14)
Net asset value, end of period	$25.26		$25.22
Total Return(b)	0.16	%**	5.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$202,785		$226,917
Net expenses to average daily net assets(c)	0.38	%*	0.39	%*
Net investment income to average daily net assets(a)	1.05	%*	5.96	%*
Portfolio turnover rate	64	%**	7	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.06	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period May 31, 2006 through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from May 31, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$25.22		$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.76
Net realized and unrealized gain (loss)	(0.11)		0.61
Total from investment operations	0.05		1.37
Less distributions to shareholders:
From net investment income	—		(1.15)
Total distributions	—		(1.15)
Net asset value, end of period	$25.27		$25.22
Total Return(b)	0.20	%**	5.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,317,508		$2,224,310
Net expenses to average daily net assets(c)	0.29	%*	0.29	%*
Net investment income to average daily net assets(a)	1.26	%*	4.01	%*
Portfolio turnover rate	64	%**	7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.06	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Strategic Fixed Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the JPMorgan U.S. 3 Month Cash Index. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the Fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years.

The Fund typically invests in fixed income securities included in the Fund's benchmark and in securities and instruments with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest a substantial portion of its total assets in shares of Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts and other types of derivatives; in U.S. and foreign investment-grade bonds, including U.S. and foreign government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), and foreign governments, corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; in shares of World Opportunity Overlay Fund, and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities), primarily through investment in shares of Emerging Country Debt Fund ("ECDF").

As of August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

15

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement

16

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument

17

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

18

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing

19

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. There were no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

20

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,019,648, expiring in 2015. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2007, the Fund elected to defer to March 1, 2007 post-October capital losses of $12,287,100.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,514,995,177	$12,733,504	$(6,713,827)	$6,019,677

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount

21

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial

22

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

23

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.014%	0.005%	0.034%	0.053%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $14,761 and $10,488, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $1,895,288,399 and $1,843,857,047, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 76.21% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 99.99% of the Fund's shares were held by accounts for which the Manager has investment discretion.

24

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Period from July 13, 2006 (commencement of operations) through February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,628,284	$117,045,634	8,706,666	$220,472,019
Shares issued to shareholders in reinvestment of distributions	—	—	295,257	7,384,377
Shares repurchased	(5,597,355)	(143,330,000)	(3,498)	(87,669)
Net increase (decrease)	(969,071)	$(26,284,366)	8,998,425	$227,768,727
	Six Months Ended August 31, 2007 (Unaudited)		Period from May 31, 2006 (commencement of operations) through February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	60,229,793	$1,516,922,904	87,191,248	$2,196,531,526
Shares issued to shareholders in reinvestment of distributions	—	—	1,158,486	28,962,149
Shares repurchased	(56,710,229)	(1,455,977,433)	(143,485)	(3,732,778)
Net increase (decrease)	3,519,564	$60,945,471	88,206,249	$2,221,760,897

25

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$75,423,462	$46,491,681	$41,400,000	$1,337,460	$2,654,220	$78,290,034
GMO Short-Duration Collateral Fund	1,759,931,834	1,662,150,449	1,417,173,000	20,050,449	—	2,030,021,309
GMO World Opportunity Overlay Fund	472,286,910	155,800,000	382,800,000	—	—	252,297,633
Totals	$2,307,642,206	$1,864,442,130	$1,841,373,000	$21,387,909	$2,654,220	$2,360,608,976

26

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance since inception in 2006, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the

27

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund

28

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

29

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.43%	$1,000.00	$1,001.60	$2.16
2) Hypothetical	0.43%	$1,000.00	$1,022.97	$2.19
Class VI
1) Actual	0.34%	$1,000.00	$1,002.00	$1.71
2) Hypothetical	0.34%	$1,000.00	$1,023.43	$1.73

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

30

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.1%
Short-Term Investments	2.1
Other	(0.2)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	19.7%
Retail Stores	15.5
Technology	12.3
Services	9.8
Health Care	9.3
Consumer Goods	9.2
Construction	6.5
Automotive	3.8
Primary Process Industry	3.6
Food & Beverage	2.7
Utility	2.7
Manufacturing	1.7
Transportation	1.2
Machinery	0.9
Oil & Gas	0.9
Metals & Mining	0.2
100.0%

1

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.1%
	Automotive — 3.7%
500	American Axle & Manufacturing Holdings, Inc.	11,660
4,825	ArvinMeritor, Inc.	84,196
1,900	Autoliv, Inc.	109,003
1,200	BorgWarner, Inc.	101,400
900	Cooper Tire & Rubber Co.	21,996
1,500	Gentex Corp.	30,060
6,400	Goodyear Tire & Rubber Co. (The) *	177,024
2,600	Lear Corp. *	75,998
2,800	Spartan Motors, Inc.	41,440
2,200	TRW Automotive Holdings Corp. *	67,232
	Total Automotive	720,009
	Construction — 6.3%
700	American Woodmark Corp.	21,119
300	Amrep Corp.	10,080
8,500	Annaly Capital Management, Inc.	119,765
1,500	Anthracite Capital, Inc. REIT	13,590
300	Apartment Investment & Management Co.-Class A	13,410
500	Crane Co.	22,395
600	EMCOR Group, Inc. *	18,810
200	Entertainment Properties Trust REIT	9,568
1,100	Health Care Property Investors, Inc.	33,462
400	Home Properties, Inc.	20,328
1,000	HRPT Properties Trust REIT	9,780
300	iStar Financial, Inc. REIT	10,980
300	Jacobs Engineering Group, Inc. *	19,827
2,400	KB Home	72,816
4,200	Louisiana-Pacific Corp.	78,666
200	Martin Marietta Materials, Inc.	27,000
2,474	MDC Holdings, Inc.	110,068
800	Nationwide Health Properties, Inc. REIT	22,200
1,700	Newcastle Investment Corp. REIT	28,288

See accompanying notes to the financial statements.

2

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Construction — continued
200	NVR, Inc. *	111,900
200	Perini Corp. *	11,320
400	Quanta Services, Inc. *	11,308
2,200	Ryland Group, Inc.	63,008
1,100	Senior Housing Properties Trust REIT	22,374
1,200	Simpson Manufacturing Co., Inc.	39,600
2,800	Thor Industries, Inc.	123,172
5,400	Thornburg Mortgage, Inc. REIT	63,612
4,100	Toll Brothers, Inc. *	87,576
700	Winnebago Industries, Inc.	18,669
	Total Construction	1,214,691
	Consumer Goods — 9.0%
3,200	Alberto-Culver Co.	74,144
1,900	Bebe Stores, Inc.	26,505
3,300	Blyth, Inc.	73,788
3,700	Brunswick Corp.	93,055
400	Chattem, Inc. *	24,684
1,600	Church & Dwight Co., Inc.	71,888
1,600	Columbia Sportswear Co.	95,872
700	Crocs, Inc. *	41,328
300	Deckers Outdoor Corp. *	28,257
1,900	Estee Lauder Cos. (The), Inc.-Class A	79,021
2,100	Ethan Allen Interiors, Inc.	70,560
3,700	Fossil, Inc. *	123,987
3,400	Furniture Brands International, Inc.	38,692
1,000	Guess?, Inc.	53,000
1,600	Hasbro, Inc.	45,136
4,100	Jones Apparel Group, Inc.	78,679
500	K-Swiss, Inc.-Class A	12,060
1,300	Leggett & Platt, Inc.	26,520
6,000	Liz Claiborne, Inc.	205,020
900	Marvel Entertainment, Inc. *	20,340
200	Middleby Corp. *	14,708

See accompanying notes to the financial statements.

3

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
400	Phillips-Van Heusen Corp.	23,292
1,800	Polaris Industries, Inc.	85,950
1,300	Tempur-Pedic International, Inc.	37,570
3,000	Timberland Co.-Class A *	60,270
3,200	Tupperware Corp.	98,528
1,500	Universal Corp.	73,695
600	Warnaco Group (The), Inc. *	20,940
1,100	Wolverine World Wide, Inc.	28,919
	Total Consumer Goods	1,726,408
	Financial — 19.3%
200	AG Edwards, Inc.	16,716
3,700	American Financial Group, Inc.	104,340
3,400	AmeriCredit Corp. *	58,854
400	AMERIGROUP Corp. *	12,668
3,600	Associated Banc Corp.	101,556
3,050	Astoria Financial Corp.	79,513
1,700	Bancorpsouth, Inc.	42,483
4,800	Brown & Brown, Inc.	129,216
825	Chittenden Corp.	28,693
1,300	City National Corp.	92,807
200	Cohen & Steers, Inc.	6,646
300	Commerce Bancshares, Inc.	14,010
4,000	Commerce Group, Inc.	127,520
1,600	Downey Financial Corp.	90,544
500	Eaton Vance Corp.	19,195
1,100	EZCORP, Inc.-Class A *	13,387
4,300	First American Corp.	179,869
4,400	First Horizon National Corp.	134,992
1,050	First Marblehead Corp. (The)	35,165
900	FirstFed Financial Corp. *	45,225
3,900	FirstMerit Corp.	75,348
5,400	Flagstar Bancorp, Inc.	66,420
2,500	Fremont General Corp.	11,250

See accompanying notes to the financial statements.

4

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
900	Greater Bay Bancorp	25,335
1,900	HCC Insurance Holdings, Inc.	52,459
3,100	IndyMac Bancorp, Inc.	75,020
100	IntercontinentalExchange, Inc. *	14,587
400	Janus Capital Group, Inc.	10,636
1,300	LandAmerica Financial Group, Inc.	72,007
300	MAF Bancorp, Inc.	16,107
100	Markel Corp. *	47,566
1,900	Mercury General Corp.	100,092
2,500	MoneyGram International, Inc.	53,175
2,300	Nationwide Financial Services, Inc.-Class A	123,096
1,200	New York Community Bancorp, Inc.	21,228
1,000	Odyssey Re Holdings Corp.	36,220
8,400	Old Republic International Corp.	152,796
2,300	Pacific Capital Bancorp	58,006
1,610	Peoples United Financial	28,465
3,700	Philadelphia Consolidated Holding Corp. *	148,074
3,100	PMI Group (The), Inc.	98,208
3,600	Popular, Inc.	44,424
200	Pre-Paid Legal Services, Inc. *	11,038
2,300	Protective Life Corp.	96,140
1,600	Radian Group, Inc.	28,224
1,600	Redwood Trust, Inc. REIT	59,728
2,700	Reinsurance Group of America, Inc.	146,637
300	Safety Insurance Group, Inc.	10,242
7,000	SEI Investment Co.	177,590
600	Selective Insurance Group, Inc.	12,660
2,000	StanCorp Financial Group, Inc.	94,200
1,700	Stewart Information Services Corp.	63,002
6,000	TCF Financial Corp.	151,620
400	Transatlantic Holdings, Inc.	28,332
900	Triad Guaranty, Inc. *	15,057
3,000	Trustmark Corp.	84,720
840	Valley National Bancorp	19,068

See accompanying notes to the financial statements.

5

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
400	Westamerica Bancorporation	19,420
200	World Acceptance Corp. *	6,202
500	Zenith National Insurance Corp.	21,555
	Total Financial	3,709,353
	Food & Beverage — 2.7%
700	Corn Products International, Inc.	31,640
600	Dean Foods Co.	16,116
800	JM Smucker Co. (The)	44,008
700	Lancaster Colony Corp.	28,469
400	M&F Worldwide Corp. *	22,560
1,500	McCormick & Co., Inc. (Non Voting)	53,760
100	Molson Coors Brewing Co.-Class B	8,946
3,400	NBTY, Inc. *	124,780
300	Ralcorp Holdings, Inc. *	18,537
300	Sanderson Farms, Inc.	12,582
2,900	Smithfield Foods, Inc. *	94,917
1,800	Tyson Foods, Inc.-Class A	38,790
500	USANA Health Sciences, Inc. *	19,040
	Total Food & Beverage	514,145
	Health Care — 9.1%
700	Align Technology, Inc. *	15,911
900	Allscripts Healthcare Solutions, Inc. *	20,349
3,300	Apria Healthcare Group *	87,879
200	Beckman Coulter, Inc.	14,390
200	Chemed Corp.	12,408
500	Conmed Corp. *	14,525
300	Covance, Inc. *	21,996
1,200	Cytyc Corp. *	51,288
700	DENTSPLY International, Inc.	27,566
2,500	Endo Pharmaceuticals Holdings, Inc. *	79,700
100	HMS Holdings Corp. *	2,355
1,300	Idexx Laboratories, Inc. *	145,275

See accompanying notes to the financial statements.

6

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
2,200	Immucor, Inc. *	73,370
400	Inverness Medical Innovations, Inc. *	19,256
600	Kinetic Concepts, Inc. *	36,066
8,200	King Pharmaceuticals, Inc. *	123,246
3,000	Lincare Holdings, Inc. *	107,970
400	Manor Care, Inc.	25,556
500	Medicis Pharmaceutical Corp.-Class A	15,270
1,000	MGI Pharma, Inc. *	23,570
2,800	Owens & Minor, Inc.	111,720
4,300	Patterson Cos., Inc. *	158,154
1,900	Pediatrix Medical Group, Inc. *	113,335
3,200	Pharmaceutical Product Development, Inc.	112,096
2,200	Respironics, Inc. *	104,346
1,600	Techne Corp. *	100,816
12,500	Tenet Healthcare Corp. *	42,375
500	Universal Health Services, Inc.-Class B	26,400
300	WellCare Health Plans, Inc. *	29,610
400	West Pharmaceutical Services, Inc.	16,020
1,000	Zoll Medical Corp. *	23,110
	Total Health Care	1,755,928
	Machinery — 0.9%
1,200	AGCO Corp. *	51,840
200	Cascade Corp.	14,722
600	Graco, Inc.	24,246
500	Manitowoc Co. (The), Inc.	39,745
500	Robbins & Myers, Inc.	27,090
200	Terex Corp. *	15,976
	Total Machinery	173,619
	Manufacturing — 1.7%
500	Bemis Co., Inc.	14,935
600	Carlisle Cos., Inc.	29,538
600	Greif, Inc.-Class A	34,932

See accompanying notes to the financial statements.

7

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — continued
600	Mueller Industries, Inc.	20,784
1,100	Owens-IIlinois, Inc. *	44,242
600	Pactiv Corp. *	17,550
800	Pall Corp.	30,504
500	Reliance Steel & Aluminum Co.	26,485
1,000	Rock-Tenn Co.-Class A	28,990
500	Sealed Air Corp.	13,225
1,100	Sonoco Products Co.	39,622
200	SPX Corp.	18,010
200	Temple-Inland, Inc.	11,016
	Total Manufacturing	329,833
	Metals & Mining — 0.2%
300	Cleveland-Cliffs, Inc.	22,881
900	USEC, Inc. *	12,051
	Total Metals & Mining	34,932
	Oil & Gas — 0.9%
2,000	Cimarex Energy Co.	71,620
2,100	Dynegy, Inc.-Class A *	16,989
200	Holly Corp.	13,330
200	Tesoro Corp.	9,866
1,200	Unit Corp. *	58,872
	Total Oil & Gas	170,677
	Primary Process Industry — 3.6%
1,000	AK Steel Holding Corp. *	40,000
1,600	Albemarle Corp.	64,752
500	Cabot Corp.	20,170
1,200	Celanese Corp.-Class A	43,104
400	CF Industries Holdings, Inc.	25,332
200	Chaparral Steel Co.	17,100
600	Eastman Chemical Co.	40,056
200	FMC Corp.	18,000

See accompanying notes to the financial statements.

8

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Primary Process Industry — continued
1,600	Hercules, Inc. *	33,312
900	International Flavors & Fragrances, Inc.	45,207
700	Lubrizol Corp.	44,506
400	OM Group, Inc. *	19,760
1,300	Quanex Corp.	56,303
3,100	Sensient Technologies Corp.	83,979
700	Sigma Aldrich Corp.	31,360
800	Steel Dynamics, Inc.	34,704
1,400	Terra Industries, Inc. *	36,358
1,400	W.R. Grace & Co. *	31,276
	Total Primary Process Industry	685,279
	Retail Stores — 15.2%
2,900	Advance Auto Parts, Inc.	103,124
6,700	American Eagle Outfitters, Inc.	173,061
2,500	Asbury Automotive Group, Inc.	54,050
8,200	AutoNation, Inc. *	155,636
1,400	Big Lots, Inc. *	41,678
3,200	BJ's Wholesale Club, Inc. *	112,000
1,600	CarMax, Inc. *	36,256
1,300	Casual Male Retail Group, Inc. *	13,130
3,800	CDW Corp. *	327,066
3,500	Chico's FAS, Inc. *	55,930
5,500	Dollar Tree Stores, Inc. *	238,975
5,700	Family Dollar Stores, Inc.	166,896
500	Fastenal Co.	22,805
2,100	Group 1 Automotive, Inc.	73,626
2,900	Insight Enterprises, Inc. *	68,788
400	Men's Wearhouse, Inc.	20,272
600	OfficeMax, Inc.	21,312
3,400	O'Reilly Automotive, Inc. *	120,836
4,000	Pacific Sunwear of California, Inc. *	56,040
5,800	Penske Auto Group, Inc.	114,318
800	PetSmart, Inc.	27,760

See accompanying notes to the financial statements.

9

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
400	Priceline.com, Inc. *	33,192
5,100	RadioShack Corp.	121,227
4,050	Rent-A-Center, Inc. *	77,841
18,000	Rite Aid Corp. *	91,260
3,500	Ross Stores, Inc.	97,405
700	Ruddick Corp.	22,806
500	Saks, Inc.	8,085
2,500	Sonic Automotive, Inc.	66,500
600	Spartan Stores, Inc.	15,264
1,000	Supervalu, Inc.	42,150
2,700	Talbots, Inc.	57,456
1,400	Tiffany & Co.	71,862
1,800	Tween Brands, Inc. *	53,100
500	Urban Outfitters, Inc. *	11,450
2,700	Williams-Sonoma, Inc.	89,991
2,400	Zale Corp. *	53,928
	Total Retail Stores	2,917,076
	Services — 9.6%
1,200	ABM Industries, Inc.	28,056
500	Ameristar Casinos, Inc.	14,455
1,550	Applebee's International, Inc.	38,456
800	Bob Evans Farms, Inc.	26,696
4,350	Brinker International, Inc.	125,454
5,100	Career Education Corp. *	151,470
1,800	CBRL Group, Inc.	67,356
200	CEC Entertainment, Inc. *	6,140
500	Choice Hotels International, Inc.	18,740
3,900	Copart, Inc. *	114,426
5,300	Corinthian Colleges, Inc. *	74,518
1,400	Corrections Corporation of America *	35,924
800	Discovery Holding Co.-Class A *	20,096
2,550	Factset Research Systems, Inc.	152,822
800	Geo Group (The), Inc. *	23,816

See accompanying notes to the financial statements.

10

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
300	Huron Consulting Group, Inc. *	19,815
400	Interactive Data Corp.	10,936
3,100	Interpublic Group of Cos., Inc. *	33,945
2,300	ITT Educational Services, Inc. *	252,540
800	Jack in the Box, Inc. *	49,776
200	Manpower, Inc.	14,052
400	Nalco Holding Co.	10,000
900	Nash Finch Co.	33,759
4,700	New York Times Co.-Class A	103,306
900	O'Charley's, Inc.	14,652
2,800	Performance Food Group Co. *	79,632
200	R.H. Donnelley Corp. *	11,766
2,400	Regis Corp.	79,224
2,100	Resources Connection, Inc.	63,000
500	Scholastic Corp. *	17,040
1,600	Service Corporation International	19,552
700	Sothebys Holdings, Inc.-Class A	30,296
900	TeleTech Holdings, Inc. *	26,325
2,500	Valassis Communications, Inc. *	22,800
400	Watson Wyatt Worldwide, Inc.	18,924
1,800	Westwood One, Inc.	5,202
600	World Fuel Services Corp.	23,130
	Total Services	1,838,097
	Technology — 12.1%
1,400	Activision, Inc. *	27,286
500	Acuity Brands, Inc.	26,270
900	Akamai Technologies, Inc. *	28,998
500	Alliance Data Systems Corp. *	39,225
1,100	Alliant Techsystems, Inc. *	115,841
1,000	Amkor Technology, Inc. *	11,520
3,100	Avnet, Inc. *	121,861
500	AZZ, Inc. *	14,200
300	BE Aerospace, Inc. *	11,691

See accompanying notes to the financial statements.

11

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
400	Belden, Inc.	19,444
300	Blue Coat Systems, Inc. *	25,023
1,500	BMC Software, Inc. *	45,930
1,600	Brocade Communications Systems, Inc. *	11,200
800	Citrix Systems, Inc. *	29,080
1,000	Cogent Communications Group, Inc. *	24,970
600	CommScope, Inc. *	33,960
1,600	Compuware Corp. *	12,976
1,000	Convergys Corp. *	16,750
3,400	Deluxe Corp.	129,268
400	Diebold, Inc.	17,548
2,400	Energizer Holdings, Inc. *	254,232
700	FLIR Systems, Inc. *	34,468
500	General Cable Corp. *	29,090
900	GrafTech International Ltd *	15,111
7,700	Ingram Micro, Inc.-Class A *	151,228
900	Macrovision Corp. *	21,357
1,700	McAfee, Inc. *	60,775
300	Mettler-Toledo International, Inc. *	28,293
1,300	Novellus System, Inc. *	35,581
2,100	Nuance Communications, Inc. *	39,480
1,100	ON Semiconductor Corp. *	12,892
1,400	Perot Systems Corp.-Class A *	21,882
1,300	Polycom, Inc. *	39,403
3,500	Sonus Networks, Inc. *	20,230
500	Sybase, Inc. *	11,525
400	Synopsys, Inc. *	10,928
900	Syntel, Inc.	31,113
1,000	Take-Two Interactive Software, Inc. *	15,980
3,500	Tech Data Corp. *	136,465
300	Teledyne Technologies, Inc. *	14,973
300	Teleflex, Inc.	23,331
400	Tessera Technologies, Inc. *	14,652
3,900	Total System Services, Inc.	108,186

See accompanying notes to the financial statements.

12

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
1,200	United Stationers, Inc. *	70,824
800	Valueclick, Inc. *	16,032
800	Varian Semiconductor Equipment Associates, Inc. *	44,504
500	Vasco Data Security International *	15,660
2,700	Waters Corp. *	166,239
4,600	Western Digital Corp. *	107,456
	Total Technology	2,314,931
	Transportation — 1.1%
500	Continental Airlines, Inc.-Class B *	16,630
2,600	JetBlue Airways Corp. *	24,752
1,400	Overseas Shipholding Group, Inc.	99,960
2,600	YRC Worldwide, Inc. *	80,106
	Total Transportation	221,448
	Utility — 2.7%
2,200	Centerpoint Energy, Inc.	35,684
3,600	CenturyTel, Inc.	172,728
300	Energen Corp.	16,110
200	Equitable Resources, Inc.	9,838
300	Golden Telecom, Inc.	20,583
1,000	j2 Global Communications, Inc. *	34,000
800	Northeast Utilities	22,120
400	OGE Energy Corp.	13,488
700	ONEOK, Inc.	32,795
800	Pepco Holdings, Inc.	22,304
400	Reliant Energy, Inc. *	10,204
1,900	Telephone & Data Systems, Inc.	123,025
	Total Utility	512,879
	TOTAL COMMON STOCKS (COST $17,676,790)	18,839,305

See accompanying notes to the financial statements.

13

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.1%
391,613	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $391,798 and an effective yield of 4.25% collateralized by a U.S. Treasury Bond with a rate or 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $413,814.	391,613
	TOTAL SHORT-TERM INVESTMENTS (COST $391,613)	391,613
	TOTAL INVESTMENTS — 100.2% (Cost $18,068,403)	19,230,918
	Other Assets and Liabilities (net) — (0.2%)	(34,055)
	TOTAL NET ASSETS — 100.0%	$19,196,863

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security

See accompanying notes to the financial statements.

14

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $18,068,403) (Note 2)	$19,230,918
Dividends and interest receivable	18,455
Receivable for expenses reimbursed by Manager (Note 3)	4,712
Total assets	19,254,085
Liabilities:
Payable to affiliate for (Note 3):
Management fee	8,837
Shareholder service fee	2,410
Trustees and Chief Compliance Officer of GMO Trust fees	122
Accrued expenses	45,853
Total liabilities	57,222
Net assets	$19,196,863
Net assets consist of:
Paid-in capital	$17,568,076
Accumulated undistributed net investment income	22,106
Accumulated net realized gain	444,166
Net unrealized appreciation	1,162,515
$19,196,863
Net assets attributable to:
Class III shares	$19,196,863
Shares outstanding:
Class III	1,037,835
Net asset value per share:
Class III	$18.50

See accompanying notes to the financial statements.

15

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$137,777
Interest	9,790
Total investment income	147,567
Expenses:
Management fee (Note 3)	62,226
Shareholder service fee – Class III (Note 3)	16,971
Custodian, fund accounting agent and transfer agent fees	15,640
Audit and tax fees	25,760
Legal fees	276
Trustees fees and related expenses (Note 3)	16
Registration fees	276
Miscellaneous	184
Total expenses	121,349
Fees and expenses reimbursed by Manager (Note 3)	(42,044)
Net expenses	79,305
Net investment income (loss)	68,262
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,662,199
Closed futures contracts	(1,396)
Net realized gain (loss)	1,660,803
Change in net unrealized appreciation (depreciation) on investments	(2,578,141)
Net realized and unrealized gain (loss)	(917,338)
Net increase (decrease) in net assets resulting from operations	$(849,076)

See accompanying notes to the financial statements.

16

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$68,262	$233,829
Net realized gain (loss)	1,660,803	5,681,764
Change in net unrealized appreciation (depreciation)	(2,578,141)	(3,743,425)
Net increase (decrease) in net assets from operations	(849,076)	2,172,168
Distributions to shareholders from:
Net investment income
Class III	(59,164)	(236,763)
Net realized gains
Class III	(594,943)	(242,583)
	(654,107)	(479,346)
Net share transactions (Note 7):
Class III	(3,141,259)	(9,646,449)
Purchase premiums (Notes 2 and 7):
Class III	1,964	3,071
Total increase (decrease) in net assets resulting from net share transactions and purchase premiums	(3,139,295)	(9,643,378)
Total increase (decrease) in net assets	(4,642,478)	(7,950,556)
Net assets:
Beginning of period	23,839,341	31,789,897
End of period (including accumulated undistributed net investment income of $22,106 and $13,008, respectively)	$19,196,863	$23,839,341

See accompanying notes to the financial statements.

17

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.12		$19.07	$16.94	$14.80	$9.66	$11.76
Income (loss) from investment operations:
Net investment income (loss)	0.06	†	0.16 †	0.11 †	0.08 †	0.08	0.11
Net realized and unrealized gain (loss)	(1.05)		1.23	2.13	2.13	5.14	(2.10)
Total from investment operations	(0.99)		1.39	2.24	2.21	5.22	(1.99)
Less distributions to shareholders:
From net investment income	(0.05)		(0.16)	(0.11)	(0.07)	(0.08)	(0.11)
From net realized gains	(0.58)		(0.18)	—	—	—	—
Total distributions	(0.63)		(0.34)	(0.11)	(0.07)	(0.08)	(0.11)
Net asset value, end of period	$18.50		$20.12	$19.07	$16.94	$14.80	$9.66
Total Return(a)	(5.22	)%**	7.38%	13.25%	14.99%	54.21%	(17.00)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$19,197		$23,839	$31,790	$27,085	$24,529	$20,723
Net expenses to average daily net assets	0.70	%*	0.70%	0.70%	0.70%	0.70%	0.71%
Net investment income to average daily net assets	0.60	%*	0.84%	0.61%	0.56%	0.62%	0.90%
Portfolio turnover rate	35	%**	65%	78%	90%	66%	55%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.37	%*	0.34%	0.27%	0.25%	0.31%	0.18%
Purchase premiums consisted of the following per share amounts:†	$0.00	(b)	$0.00 (b)	$0.03	$0.00 (b)	—	$0.01

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums which are borne by the shareholders.

(b)  Purchase premiums were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Tax-Managed Small/Mid Cap Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its objective by outperforming the Russell 2500 Index (after tax), which is computed by GMO by adjusting the return of the Russell 2500 Index by its tax cost. The Fund typically makes equity investment in companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations, and uses quantitative models integrated with tax management techniques to provide exposure to the U.S. small- and mid-cap company equity market to investors subject to U.S. federal income tax.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency

19

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

20

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid

21

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $820,904 and $393,614 expiring in 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$18,068,403	$2,510,931	$(1,348,416)	$1,162,515

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2007, the Fund had realized gross gains attributed to redemption in-kind transactions of $1,212,103.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

22

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases of Fund shares

As of August 31, 2007, the premium on cash purchases of Fund shares is currently 0.50%. If the Manager determines that any portion of a cash purchase is offset by a corresponding cash redemption occurring on the same day, it will waive the purchase premium in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums are paid to and recorded by the Fund as paid-in-capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $1,974 and $3,071 in purchase premiums, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

23

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2008 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.55% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $16 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $7,689,993 and $11,254,768, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

24

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 78.31% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 1.72% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	18,421	$392,845	33,181	$611,099
Shares issued to shareholders in reinvestment of distributions	23,468	486,105	18,058	349,234
Shares repurchased	(189,024)	(4,020,209)	(533,119)	(10,606,782)
Purchase premiums	—	1,964	—	3,071
Net increase (decrease)	(147,135)	$(3,139,295)	(481,880)	$(9,643,378)

8.  Subsequent event

On September 25, 2007, the Trustees approved the liquidation of the Fund. It is anticipated that the Fund will be liquidated prior to the second quarter of 2008.

25

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

26

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual

27

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

28

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums; and (2) ongoing costs, including management fees, shareholder service fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$947.80	$3.43
2) Hypothetical	0.70%	$1,000.00	$1,021.62	$3.56

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

29

GMO U.S. Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	9.1
Futures	0.0
Other	(5.8)
100.0%
Industry Sector Summary	% of Equity Investments
Technology	26.2%
Health Care	17.7
Retail Stores	16.8
Services	8.7
Oil & Gas	7.6
Financial	5.5
Consumer Goods	4.6
Automotive	2.7
Manufacturing	2.4
Utility	2.2
Food & Beverage	1.7
Primary Process Industry	1.3
Construction	0.9
Transportation	0.7
Machinery	0.7
Metals & Mining	0.3
100.0%

1

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%
	Automotive — 2.6%
25,200	Goodyear Tire & Rubber Co. (The) *	697,032
45,500	Harley-Davidson, Inc.	2,447,445
7,100	Johnson Controls, Inc.	803,010
36,650	Paccar, Inc.	3,135,407
	Total Automotive	7,082,894
	Construction — 0.9%
4,400	Centex Corp.	127,204
5,900	General Growth Properties REIT	293,289
3,600	Martin Marietta Materials, Inc.	486,000
11,600	Masco Corp.	301,832
4,200	Quanta Services, Inc. * (a)	118,734
800	Simon Property Group, Inc. REIT	75,936
11,500	Thor Industries, Inc.	505,885
4,800	Vulcan Materials Co.	432,048
	Total Construction	2,340,928
	Consumer Goods — 4.5%
14,184	Altria Group, Inc.	984,511
10,500	Avon Products, Inc.	360,675
3,600	Church & Dwight Co., Inc.	161,748
64,900	Coach, Inc. *	2,889,997
7,500	Estee Lauder Cos. (The), Inc.-Class A	311,925
12,300	Hasbro, Inc.	346,983
25,300	Kimberly-Clark Corp.	1,737,857
6,600	Liz Claiborne, Inc.	225,522
46,900	Mattel Co.	1,014,447
35,100	Nike, Inc.	1,977,534
5,600	Polo Ralph Lauren Corp.	423,024
8,500	Tempur-Pedic International, Inc.	245,650
16,200	UST, Inc.	798,336
8,800	VF Corp.	702,680
	Total Consumer Goods	12,180,889

See accompanying notes to the financial statements.

2

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — 5.3%
17,400	Aflac, Inc.	927,594
13,400	Allstate Corp. (The)	733,650
5,400	AMBAC Financial Group, Inc. (a)	339,228
19,600	American International Group, Inc.	1,293,600
9,700	Brown & Brown, Inc. (a)	261,124
18,200	Citigroup, Inc.	853,216
10,500	Countrywide Financial Corp. (a)	208,425
12,500	Discover Financial Services *	289,250
7,300	Eaton Vance Corp.	280,247
12,900	First Marblehead Corp. (The) (a)	432,021
10,400	Franklin Resources, Inc.	1,370,408
12,800	Goldman Sachs Group, Inc.	2,252,928
3,400	Hartford Financial Services Group, Inc.	302,294
400	Markel Corp. * (a)	190,264
5,000	MBIA, Inc. (a)	300,000
1,300	MoneyGram International, Inc.	27,651
12,100	Morgan Stanley	754,677
16,020	Peoples United Financial	283,234
3,200	Philadelphia Consolidated Holding Corp. *	128,064
7,700	PMI Group (The), Inc. (a)	243,936
13,500	Progressive Corp. (The)	274,590
7,500	Prudential Financial, Inc.	673,350
1,000	Reinsurance Group of America, Inc.	54,310
19,800	SEI Investment Co.	502,326
2,700	Torchmark Corp.	166,212
26,000	Travelers Cos. (The), Inc.	1,314,040
	Total Financial	14,456,639
	Food & Beverage — 1.6%
24,700	Anheuser-Busch Cos., Inc.	1,220,180
37,500	Coca-Cola Co. (The)	2,016,750
16,844	Kraft Foods, Inc.	540,019
10,200	McCormick & Co., Inc. (Non Voting)	365,568
13,200	Sara Lee Corp.	219,384
	Total Food & Beverage	4,361,901

See accompanying notes to the financial statements.

3

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — 17.1%
5,100	Abbott Laboratories	264,741
19,000	Aetna, Inc.	967,290
4,400	Amgen, Inc. *	220,484
4,700	Bard (C.R.), Inc.	391,933
28,000	Baxter International, Inc.	1,533,280
6,500	Becton Dickinson & Co.	500,110
11,900	Cardinal Health, Inc.	813,722
4,800	Celgene Corp. *	308,208
27,700	Cigna Corp.	1,431,536
2,300	Coventry Health Care, Inc. *	131,951
6,200	Covidien Ltd. *	246,946
31,100	Express Scripts, Inc. *	1,702,725
52,900	Forest Laboratories, Inc. *	1,990,627
2,300	Idexx Laboratories, Inc. *	257,025
8,500	Immucor, Inc. *	283,475
72,364	Johnson & Johnson	4,471,372
5,300	Kinetic Concepts, Inc. *	318,583
7,300	Lincare Holdings, Inc. *	262,727
14,200	McKesson Corp.	812,382
6,300	Medco Health Solutions, Inc. *	538,335
4,100	Medtronic, Inc.	216,644
186,400	Merck & Co., Inc.	9,351,688
11,900	Patterson Cos., Inc. *	437,682
51,676	Pfizer, Inc.	1,283,632
18,000	Quest Diagnostics, Inc. (a)	985,500
3,100	Respironics, Inc. *	147,033
142,200	Schering-Plough Corp.	4,268,844
13,700	St. Jude Medical, Inc. *	596,909
47,900	Stryker Corp.	3,199,720
2,600	Techne Corp. *	163,826
72,100	UnitedHealth Group, Inc.	3,605,721
3,500	WellCare Health Plans, Inc. *	345,450
5,200	WellPoint, Inc. *	419,068
49,800	Zimmer Holdings, Inc. *	3,900,834
	Total Health Care	46,370,003

See accompanying notes to the financial statements.

4

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Machinery — 0.6%
2,800	Cummins, Inc.	331,576
5,200	Deere & Co.	707,512
700	Lincoln Electric Holdings, Inc.	50,358
7,000	Schlumberger Ltd.	675,500
	Total Machinery	1,764,946
	Manufacturing — 2.4%
18,000	American Standard Cos., Inc.	662,940
200	Carlisle Cos., Inc.	9,846
3,600	Crown Holdings, Inc. *	86,472
24,800	Honeywell International, Inc.	1,392,520
8,100	Illinois Tool Works, Inc.	471,177
5,800	ITT Industries, Inc.	394,342
8,700	Owens-IIlinois, Inc. *	349,914
16,900	Pactiv Corp. *	494,325
7,200	Pall Corp.	274,536
12,500	Precision Castparts Corp.	1,628,875
6,200	Tyco International Ltd.	273,792
5,500	United Technologies Corp.	410,465
	Total Manufacturing	6,449,204
	Metals & Mining — 0.3%
3,900	Cleveland-Cliffs, Inc. (a)	297,453
3,700	Southern Copper Corp. (a)	389,425
	Total Metals & Mining	686,878
	Oil & Gas — 7.4%
7,500	Anadarko Petroleum Corp.	367,350
5,200	Apache Corp.	402,376
56,700	Chevron Corp.	4,975,992
14,129	ConocoPhillips	1,157,024
3,600	Devon Energy Corp.	271,116
20,700	Dynegy, Inc.-Class A *	167,463
130,000	Exxon Mobil Corp.	11,144,900

See accompanying notes to the financial statements.

5

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
6,000	Occidental Petroleum Corp.	340,140
6,700	Transocean, Inc. *	704,103
7,500	Valero Energy Corp.	513,825
	Total Oil & Gas	20,044,289
	Primary Process Industry — 1.3%
13,100	Albemarle Corp.	530,157
10,300	Celanese Corp.-Class A	369,976
1,200	Ecolab, Inc.	49,992
14,900	Hercules, Inc. * (a)	310,218
9,900	International Flavors & Fragrances, Inc.	497,277
6,500	Lyondell Chemical Co.	301,340
10,200	Monsanto Co.	711,348
10,100	Sherwin-Williams Co. (The)	697,001
	Total Primary Process Industry	3,467,309
	Retail Stores — 16.2%
10,500	Abercrombie & Fitch Co.-Class A	826,350
3,900	Advance Auto Parts, Inc.	138,684
36,300	Amazon.com, Inc. *	2,900,733
35,500	American Eagle Outfitters, Inc.	916,965
21,200	AutoNation, Inc. *	402,376
10,400	AutoZone, Inc. * (a)	1,261,416
31,700	Bed Bath & Beyond, Inc. * (a)	1,098,088
9,600	Best Buy Co., Inc. (a)	421,920
11,400	Big Lots, Inc. * (a)	339,378
28,800	CarMax, Inc. * (a)	652,608
12,400	CDW Corp. *	1,067,268
13,800	Dollar Tree Stores, Inc. *	599,610
47,500	eBay, Inc. *	1,619,750
17,300	Family Dollar Stores, Inc.	506,544
16,400	Gap (The), Inc.	307,664
169,200	Home Depot, Inc.	6,482,052
6,400	JC Penney Co., Inc.	440,064

See accompanying notes to the financial statements.

6

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
46,500	Kohls Corp. *	2,757,450
33,000	Kroger Co.	877,140
20,100	Limited Brands, Inc.	465,516
124,568	Lowe's Cos., Inc. (a)	3,869,082
28,400	Nordstrom, Inc.	1,366,040
7,200	O'Reilly Automotive, Inc. *	255,888
2,000	Priceline.com, Inc. * (a)	165,960
16,300	RadioShack Corp. (a)	387,451
15,700	Safeway, Inc.	498,161
4,000	Sears Holdings Corp. *	574,240
43,600	Staples, Inc.	1,035,500
51,000	Target Corp. (a)	3,362,430
10,800	Tiffany & Co.	554,364
13,460	TJX Cos., Inc.	410,395
35,000	Walgreen Co. (a)	1,577,450
135,600	Wal-Mart Stores, Inc.	5,916,228
	Total Retail Stores	44,054,765
	Services — 8.4%
6,700	Apollo Group, Inc.-Class A *	393,089
9,700	Career Education Corp. *	288,090
91,150	Comcast Corp.-Class A *	2,378,104
6,700	Corrections Corporation of America *	171,922
87,500	Direct TV Group (The) *	2,041,375
4,700	EchoStar Communications Corp.-Class A *	198,904
15,500	Expedia, Inc. *	462,675
6,000	Factset Research Systems, Inc.	359,580
13,900	Gannett Co., Inc.	653,300
6,700	Hilton Hotels Corp	307,865
8,600	IAC/InterActiveCorp. *	238,994
12,200	Interpublic Group of Cos., Inc. *	133,590
5,900	ITT Educational Services, Inc. *	647,820
7,500	Jack in the Box, Inc. *	466,650
9,600	Liberty Global, Inc.-Class A *	393,408

See accompanying notes to the financial statements.

7

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
6,300	Liberty Media Holding Corp. Capital-Class A *	686,637
26,700	Marriott International, Inc.-Class A	1,186,014
88,200	McDonald's Corp.	4,343,850
6,000	McGraw-Hill, Inc.	302,760
26,900	MGM Mirage *	2,258,793
7,300	Moody's Corp.	334,705
9,100	Nalco Holding Co.	227,500
6,400	News Corp.-Class A	129,472
10,200	Omnicom Group, Inc.	519,486
5,500	RR Donnelley & Sons Co.	197,010
32,300	Starbucks Corp. *	889,865
40,200	Sysco Corp.	1,341,876
1,900	TeleTech Holdings, Inc. * (a)	55,575
34,200	Yum! Brands, Inc.	1,119,024
	Total Services	22,727,933
	Technology — 25.3%
14,900	Activision, Inc. *	290,401
14,800	Adobe Systems, Inc. *	632,700
4,400	Affiliated Computer Services, Inc.-Class A *	220,132
3,200	Amphenol Corp.-Class A	115,552
65,200	Apple, Inc. *	9,028,896
4,900	Autodesk, Inc. *	226,968
11,600	Avnet, Inc. *	455,996
20,700	BMC Software, Inc. *	633,834
15,000	CA, Inc.	377,850
212,000	Cisco Systems, Inc. *	6,767,040
8,400	Cognizant Technologies Solutions Corp.-Class A *	617,484
19,900	Compuware Corp. *	161,389
16,800	Danaher Corp.	1,304,688
226,600	Dell, Inc. *	6,401,450
165,400	EMC Corp. *	3,251,764
12,300	Energizer Holdings, Inc. *	1,302,939
18,500	First Data Corp.	614,570

See accompanying notes to the financial statements.

8

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
26,500	Fiserv, Inc. *	1,232,780
9,100	FLIR Systems, Inc. * (a)	448,084
6,000	General Dynamics Corp.	471,360
3,500	Goodrich Corp.	221,060
24,400	Hewlett-Packard Co.	1,204,140
5,500	Ingram Micro, Inc.-Class A *	108,020
101,408	Intel Corp.	2,611,256
85,500	International Business Machines Corp.	9,976,995
10,300	Intuit, Inc. *	281,293
8,900	Juniper Networks, Inc. *	292,988
6,100	KLA-Tencor Corp.	350,567
1,200	L-3 Communications Holdings, Inc.	118,212
22,400	Lexmark International, Inc. *	834,624
10,900	Lockheed Martin Corp.	1,080,626
19,500	McAfee, Inc. *	697,125
600	Mettler-Toledo International, Inc. *	56,586
331,600	Microsoft Corp.	9,526,868
1,800	Molex, Inc.	47,070
3,900	NCR Corp. *	194,103
139,400	Oracle Corp. *	2,827,032
6,900	Pitney Bowes, Inc.	308,223
12,900	Polycom, Inc. * (a)	390,999
14,600	Symantec Corp. *	274,626
38,000	Time Warner, Inc.	721,240
9,900	Total System Services, Inc. (a)	274,626
4,200	Trimble Navigation Ltd. *	148,302
6,200	Tyco Electronics Ltd. *	216,194
4,700	Valueclick, Inc. *	94,188
6,700	VeriSign, Inc. * (a)	215,740
13,200	Waters Corp. *	812,724
10,900	Xilinx, Inc.	278,713
	Total Technology	68,720,017

See accompanying notes to the financial statements.

9

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Transportation — 0.7%
6,800	CH Robinson Worldwide, Inc.	333,472
7,300	CSX Corp.	299,300
11,400	FedEx Corp.	1,250,352
	Total Transportation	1,883,124
	Utility — 2.1%
20,500	AES Corp. (The) *	371,255
6,700	American Electric Power Co., Inc.	298,016
49,745	AT&T, Inc.	1,983,333
18,000	Centerpoint Energy, Inc.	291,960
10,300	Constellation Energy Group, Inc.	854,282
8,600	Entergy Corp.	891,132
5,300	Mirant Corp. *	206,541
3,400	Public Service Enterprise Group, Inc.	288,966
4,900	Sempra Energy	269,647
4,400	Telephone & Data Systems, Inc.	284,900
	Total Utility	5,740,032
	TOTAL COMMON STOCKS (COST $252,594,294)	262,331,751
	SHORT-TERM INVESTMENTS — 9.1%
	Money Market Funds — 0.6%
429,685	Barclays Global Investors Institutional Money Market Fund (b)	429,685
1,289,056	Reserve Primary Money Market Fund (b)	1,289,056
	Total Money Market Funds	1,718,741
	Other Short-Term Investments — 8.5%
429,685	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (b)	429,685
8,450,248	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $8,454,238 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $8,644,393.	8,450,248

See accompanying notes to the financial statements.

10

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Other Short-Term Investments — continued
4,296,853	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $4,299,453 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $4,625,695. (b)	4,296,853
751,949	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $752,403 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $767,069. (b)	751,949
4,296,853	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $4,299,410 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $4,382,839. (b)	4,296,853
4,296,853	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $4,299,453 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $4,401,537. (b)	4,296,853
423,959	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (b)	423,959
	Total Other Short-Term Investments	22,946,400
	TOTAL SHORT-TERM INVESTMENTS (COST $24,665,141)	24,665,141
	TOTAL INVESTMENTS — 105.8% (Cost $277,259,435)	286,996,892
	Other Assets and Liabilities (net) — (5.8%)	(15,818,560)
	TOTAL NET ASSETS — 100.0%	$271,178,332

See accompanying notes to the financial statements.

11

GMO U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
14	S&P 500	September 2007	$5,168,450	$9,516

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

12

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $16,079,721 (cost $277,259,435) (Note 2)	$286,996,892
Cash	1,469
Receivable for Fund shares sold	11,111
Dividends and interest receivable	413,053
Receivable for collateral on open futures contracts (Note 2)	220,500
Receivable for variation margin on open futures contracts (Note 2)	52,850
Receivable for expenses reimbursed by Manager (Note 3)	15,686
Total assets	287,711,561
Liabilities:
Collateral on securities loaned, at value (Note 2)	16,214,893
Payable for Fund shares repurchased	73,700
Payable to affiliate for (Note 3):
Management fee	71,377
Shareholder service fee – Class III	24,568
Administration fee – Class M	13,293
Trustees and Chief Compliance Officer of GMO Trust fees	788
Payable for 12b-1 fee – Class M	34,194
Accrued expenses	100,416
Total liabilities	16,533,229
Net assets	$271,178,332

See accompanying notes to the financial statements.

13

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$266,553,085
Accumulated undistributed net investment income	347,681
Distributions in excess of net realized gain	(5,469,407)
Net unrealized appreciation	9,746,973
$271,178,332
Net assets attributable to:
Class III shares	$191,440,633
Class M shares	$79,737,699
Shares outstanding:
Class III	10,791,116
Class M	4,510,210
Net asset value per share:
Class III	$17.74
Class M	$17.68

See accompanying notes to the financial statements.

14

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$1,840,933
Interest	195,107
Securities lending income	6,371
Total investment income	2,042,411
Expenses:
Management fee (Note 3)	453,720
Shareholder service fee – Class III (Note 3)	157,738
12b-1 fee – Class M (Note 3)	103,007
Administration fee – Class M (Note 3)	82,406
Custodian, fund accounting agent and transfer agent fees	60,076
Audit and tax fees	25,944
Legal fees	3,956
Trustees fees and related expenses (Note 3)	1,851
Registration fees	9,752
Miscellaneous	2,116
Total expenses	900,566
Fees and expenses reimbursed by Manager (Note 3)	(100,832)
Net expenses	799,734
Net investment income (loss)	1,242,677
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	10,953,324
Closed futures contracts	30,306
Net realized gain (loss)	10,983,630
Change in net unrealized appreciation (depreciation) on:
Investments	(1,738,475)
Open futures contracts	100,310
Net unrealized gain (loss)	(1,638,165)
Net realized and unrealized gain (loss)	9,345,465
Net increase (decrease) in net assets resulting from operations	$10,588,142

See accompanying notes to the financial statements.

15

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,242,677	$3,817,594
Net realized gain (loss)	10,983,630	35,381,461
Change in net unrealized appreciation (depreciation)	(1,638,165)	(29,476,407)
Net increase (decrease) in net assets from operations	10,588,142	9,722,648
Distributions to shareholders from:
Net investment income
Class III	(1,061,897)	(2,359,398)
Class M	(191,770)	(1,415,597)
Total distributions from net investment income	(1,253,667)	(3,774,995)
Net realized gains
Class III	(1,104,182)	(13,846,929)
Class M	(429,318)	(15,063,597)
Total distributions from net realized gains	(1,533,500)	(28,910,526)
	(2,787,167)	(32,685,521)
Net share transactions (Note 7):
Class III	(38,471,981)	(101,707,215)
Class M	(8,418,493)	(160,597,536)
Increase (decrease) in net assets resulting from net share transactions	(46,890,474)	(262,304,751)
Total increase (decrease) in net assets	(39,089,499)	(285,267,624)
Net assets:
Beginning of period	310,267,831	595,535,455
End of period (including accumulated undistributed net investment income of $347,681 and $358,671, respectively)	$271,178,332	$310,267,831

See accompanying notes to the financial statements.

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005		2004	2003
Net asset value, beginning of period	$17.24		$18.17	$18.26	$19.03		$14.29	$18.23
Income (loss) from investment operations:
Net investment income (loss)	0.08	†	0.15 †	0.15 †	0.16	†	0.10	0.10
Net realized and unrealized gain (loss)	0.60		0.07	0.86	(0.02	)(a)	5.14	(3.94)
Total from investment operations	0.68		0.22	1.01	0.14		5.24	(3.84)
Less distributions to shareholders:
From net investment income	(0.09)		(0.15)	(0.16)	(0.14)		(0.14)	(0.10)
From net realized gains	(0.09)		(1.00)	(0.94)	(0.77)		(0.36)	—
Total distributions	(0.18)		(1.15)	(1.10)	(0.91)		(0.50)	(0.10)
Net asset value, end of period	$17.74		$17.24	$18.17	$18.26		$19.03	$14.29
Total Return(b)	3.95	%**	1.24%	5.64%	0.94%		36.93%	(21.13)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$191,441		$224,554	$342,203	$357,499		$437,200	$302,051
Net expenses to average daily net assets	0.46	%*	0.46%	0.48%	0.48%		0.48%	0.48%
Net investment income to average daily net assets	0.93	%*	0.85%	0.84%	0.89%		0.62%	0.72%
Portfolio turnover rate	46	%**	111%	94%	136%		97%	72%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*	0.05%	0.04%	0.04%		0.05%	0.09%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005		2004	2003(a)
Net asset value, beginning of period	$17.16		$18.10	$18.19	$18.97		$14.25	$15.27
Income (loss) from investment operations:
Net investment income (loss)	0.06	†	0.10 †	0.10 †	0.11	†	0.09	0.04
Net realized and unrealized gain (loss)	0.59		0.06	0.85	(0.02	)(b)	5.09	(1.01)
Total from investment operations	0.65		0.16	0.95	0.09		5.18	(0.97)
Less distributions to shareholders:
From net investment income	(0.04)		(0.10)	(0.10)	(0.10)		(0.10)	(0.05)
From net realized gains	(0.09)		(1.00)	(0.94)	(0.77)		(0.36)	—
Total distributions	(0.13)		(1.10)	(1.04)	(0.87)		(0.46)	(0.05)
Net asset value, end of period	$17.68		$17.16	$18.10	$18.19		$18.97	$14.25
Total Return(c)	3.80	%**	0.91%	5.33%	0.65%		36.58%	(6.31	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$79,738		$85,714	$253,332	$269,227		$199,865	$20,306
Net expenses to average daily net assets	0.76	%*	0.76%	0.77%	0.78%		0.78%	0.78	%*
Net investment income to average daily net assets	0.63	%*	0.56%	0.54%	0.61%		0.29%	0.51	%*
Portfolio turnover rate	46	%**	111%	94%	136%		97%	72	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*	0.05%	0.04%	0.04%		0.05%	0.09	%*

(a)  Period from September 11, 2002 (commencement of operations) through February 28, 2003.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

18

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and companies with similar market capitalizations.

Throughout the period ended August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency

19

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

20

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $16,079,721 collateralized by cash in the amount of $16,214,893, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

21

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $2,555,564, $9,328,913 and $782,016 expiring in 2010, 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$279,160,700	$17,415,544	$(9,579,352)	$7,836,192

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the

22

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. The Trustees currently limit

23

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

payments on Class M shares to 0.25% of the Funds average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $1,391 and $1,012, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $128,872,359 and $175,799,737 respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 87.55% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

24

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, less than 0.01% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 0.02% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	110,660	$1,980,833	581,512	$10,177,303
Shares issued to shareholders in reinvestment of distributions	119,607	2,165,400	931,773	16,163,150
Shares repurchased	(2,463,550)	(42,618,214)	(7,324,024)	(128,047,668)
Net increase (decrease)	(2,233,283)	$(38,471,981)	(5,810,739)	$(101,707,215)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class M:	Shares	Amount	Shares	Amount
Shares sold	133,264	$2,359,065	4,457,973	$77,513,557
Shares issued to shareholders in reinvestment of distributions	34,169	621,088	949,423	16,479,194
Shares repurchased	(651,821)	(11,398,646)	(14,412,085)	(254,590,287)
Net increase (decrease)	(484,388)	$(8,418,493)	(9,004,689)	$(160,597,536)

25

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

26

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual

27

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

28

GMO U.S. Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,039.50	$2.36
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34
Class M
1) Actual	0.76%	$1,000.00	$1,038.00	$3.89
2) Hypothetical	0.76%	$1,000.00	$1,021.32	$3.86

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

29

GMO U.S. Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Short-Term Investments	16.1
Other	(12.6)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	27.1%
Health Care	20.5
Retail Stores	16.6
Technology	10.1
Oil & Gas	9.8
Utility	4.7
Consumer Goods	3.6
Services	3.1
Automotive	2.1
Transportation	0.8
Food & Beverage	0.7
Construction	0.5
Manufacturing	0.4
100.0%

1

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Automotive — 2.1%
7,100	Harley-Davidson, Inc.	381,909
4,900	Paccar, Inc.	419,195
	Total Automotive	801,104
	Construction — 0.5%
7,800	Masco Corp.	202,956
	Consumer Goods — 3.5%
6,800	Altria Group, Inc.	471,988
6,300	Coach, Inc. *	280,539
6,000	Liz Claiborne, Inc.	205,020
4,000	Nike, Inc.	225,360
2,200	VF Corp.	175,670
	Total Consumer Goods	1,358,577
	Financial — 26.1%
3,100	ACE Ltd.	179,056
5,800	Aflac, Inc.	309,198
13,600	Allstate Corp. (The)	744,600
3,500	AMBAC Financial Group, Inc. (a)	219,870
16,500	American International Group, Inc.	1,089,000
24,431	Bank of America Corp.	1,238,163
8,200	BB&T Corp.	325,786
38,500	Citigroup, Inc.	1,804,880
5,500	Comerica, Inc. (a)	306,790
7,500	Countrywide Financial Corp. (a)	148,875
13,200	Fannie Mae	866,052
6,300	Fifth Third Bancorp (a)	224,847
990	International Bancshares Corp.	22,790
4,100	MBIA, Inc. (a)	246,000
15,700	National City Corp.	422,487
8,575	Old Republic International Corp.	155,979

See accompanying notes to the financial statements.

2

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
1,300	PMI Group (The), Inc. (a)	41,184
10,800	Progressive Corp. (The)	219,672
3,600	Torchmark Corp.	221,616
8,300	Travelers Cos. (The), Inc.	419,482
7,900	Unum Group	193,313
16,400	US Bancorp (a)	530,540
7,985	Washington Mutual, Inc. (a)	293,209
	Total Financial	10,223,389
	Food & Beverage — 0.7%
7,952	Kraft Foods, Inc.	254,941
	Health Care — 19.7%
8,700	AmerisourceBergen Corp.	416,295
8,000	Cardinal Health, Inc.	547,040
7,700	Express Scripts, Inc. *	421,575
11,800	Forest Laboratories, Inc. *	444,034
9,000	McKesson Corp.	514,890
23,900	Merck & Co., Inc.	1,199,063
78,600	Pfizer, Inc.	1,952,424
4,400	Quest Diagnostics, Inc.	240,900
7,800	Stryker Corp.	521,040
14,700	UnitedHealth Group, Inc.	735,147
2,200	WellPoint, Inc. *	177,298
7,100	Zimmer Holdings, Inc. *	556,143
	Total Health Care	7,725,849
	Manufacturing — 0.4%
4,300	American Standard Cos., Inc.	158,369
	Oil & Gas — 9.4%
1,700	Apache Corp.	131,546
13,600	Chevron Corp.	1,193,536
4,100	ConocoPhillips	335,749

See accompanying notes to the financial statements.

3

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
21,800	Exxon Mobil Corp.	1,868,914
2,600	Occidental Petroleum Corp.	147,394
	Total Oil & Gas	3,677,139
	Retail Stores — 16.0%
2,000	Abercrombie & Fitch Co.-Class A	157,400
1,900	AutoZone, Inc. * (a)	230,451
7,400	Bed Bath & Beyond, Inc. * (a)	256,336
2,300	CDW Corp. *	197,961
33,900	Home Depot, Inc.	1,298,709
6,000	Kohls Corp. *	355,800
8,500	Kroger Co.	225,930
36,900	Lowe's Cos., Inc. (a)	1,146,114
4,400	Safeway, Inc.	139,612
10,400	Staples, Inc.	247,000
7,900	Target Corp. (a)	520,847
6,600	Walgreen Co. (a)	297,462
27,100	Wal-Mart Stores, Inc.	1,182,373
	Total Retail Stores	6,255,995
	Services — 3.0%
8,600	Gannett Co., Inc.	404,200
2,400	ITT Educational Services, Inc. *	263,520
3,700	McGraw-Hill, Inc.	186,702
2,500	Moody's Corp.	114,625
7,600	Starbucks Corp. *	209,380
	Total Services	1,178,427
	Technology — 9.8%
22,400	Cisco Systems, Inc. *	715,008
4,600	Danaher Corp.	357,236
33,800	Dell, Inc. *	954,850
1,400	Energizer Holdings, Inc. *	148,302
6,300	First Data Corp.	209,286

See accompanying notes to the financial statements.

4

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Technology — continued
5,700	Fiserv, Inc. *	265,164
3,200	General Dynamics Corp.	251,392
3,700	Lexmark International, Inc. *	137,862
27,000	Microsoft Corp.	775,710
	Total Technology	3,814,810
	Transportation — 0.8%
2,900	FedEx Corp.	318,072
	Utility — 4.5%
16,642	AT&T, Inc.	663,517
26,600	Verizon Communications, Inc. (a)	1,114,008
	Total Utility	1,777,525
	TOTAL COMMON STOCKS (COST $36,166,847)	37,747,153
	SHORT-TERM INVESTMENTS — 16.1%
	Money Market Funds — 1.4%
131,673	Barclays Global Investors Institutional Money Market Fund (b)	131,673
395,020	Reserve Primary Money Market Fund (b)	395,020
	Total Money Market Funds	526,693
	Other Short-Term Investments — 14.7%
131,674	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (b)	131,674
1,322,485	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,323,110 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13% maturity date of 08/15/19, and a market value, including interest, of $1,353,894.	1,322,485
1,316,733	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07 due 09/04/07, with a maturity value of $1,317,530 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $1,417,504. (b)	1,316,733

See accompanying notes to the financial statements.

5

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Other Short-Term Investments — continued
230,428	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $230,567 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $235,062. (b)	230,428
1,316,733	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,317,517 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $1,343,083. (b)	1,316,733
1,316,733	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,317,530 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $1,348,813. (b)	1,316,733
129,919	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (b)	129,919
	Total Other Short-Term Investments	5,764,705
	TOTAL SHORT-TERM INVESTMENTS (COST $6,291,398)	6,291,398
	TOTAL INVESTMENTS — 112.6% (Cost $42,458,245)	44,038,551
	Other Assets and Liabilities (net) — (12.6%)	(4,914,076)
	TOTAL NET ASSETS — 100.0%	$39,124,475

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

6

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $4,907,601 (cost $36,955,133) (Note 2)	$38,535,439
Investments in repurchase agreements, at value (cost $5,503,112) (Note 2)	5,503,112
Cash	151
Receivable for Fund shares sold	48,878
Dividends and interest receivable	94,433
Receivable for expenses reimbursed by Manager (Note 3)	6,975
Total assets	44,188,988
Liabilities:
Collateral on securities loaned, at value (Note 2)	4,968,913
Payable for Fund shares repurchased	7,120
Payable to affiliate for (Note 3):
Management fee	14,372
Shareholder service fee	3,436
Administration fee – Class M	1,952
Trustees and Chief Compliance Officer of GMO Trust fees	116
Payable for 12b-1 fee – Class M	5,035
Accrued expenses	63,569
Total liabilities	5,064,513
Net assets	$39,124,475
Net assets consist of:
Paid-in capital	$44,467,718
Accumulated undistributed net investment income	126,846
Accumulated net realized loss	(7,050,395)
Net unrealized appreciation	1,580,306
$39,124,475
Net assets attributable to:
Class III shares	$27,312,924
Class M shares	$11,811,551
Shares outstanding:
Class III	2,597,568
Class M	1,128,419
Net asset value per share:
Class III	$10.51
Class M	$10.47

See accompanying notes to the financial statements.

7

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$446,295
Interest	30,659
Securities lending income	1,254
Total investment income	478,208
Expenses:
Management fee (Note 3)	92,424
Shareholder service fee – Class III (Note 3)	22,414
12b-1 fee – Class M (Note 3)	15,157
Administration fee – Class M (Note 3)	12,125
Custodian, fund accounting agent and transfer agent fees	16,652
Audit and tax fees	26,036
Legal fees	552
Trustees fees and related expenses (Note 3)	212
Registration fees	5,428
Miscellaneous	368
Total expenses	191,368
Fees and expenses reimbursed by Manager (Note 3)	(48,852)
Net expenses	142,516
Net investment income (loss)	335,692
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,291,757
Closed futures contracts	2,752
Net realized gain (loss)	1,294,509
Change in net unrealized appreciation (depreciation) on investments	(1,110,919)
Net realized and unrealized gain (loss)	183,590
Net increase (decrease) in net assets resulting from operations	$519,282

See accompanying notes to the financial statements.

8

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$335,692	$738,653
Net realized gain (loss)	1,294,509	3,321,215
Change in net unrealized appreciation (depreciation)	(1,110,919)	(342,961)
Net increase (decrease) in net assets from operations	519,282	3,716,907
Distributions to shareholders from:
Net investment income
Class III	(167,961)	(482,272)
Class M	(50,105)	(247,161)
Total distributions from net investment income	(218,066)	(729,433)
Net realized gains
Class III	(921,128)	(315,194)
Class M	(373,824)	(193,021)
Total distributions from net realized gains	(1,294,952)	(508,215)
	(1,513,018)	(1,237,648)
Net share transactions (Note 7):
Class III	(1,775,338)	(2,641,814)
Class M	503,444	(8,656,538)
Increase (decrease) in net assets resulting from net share transactions	(1,271,894)	(11,298,352)
Total increase (decrease) in net assets	(2,265,630)	(8,819,093)
Net assets:
Beginning of period	41,390,105	50,209,198
End of period (including accumulated undistributed net investment income of $126,846 and $9,220, respectively)	$39,124,475	$41,390,105

See accompanying notes to the financial statements.

9

GMO U.S. Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.78		$10.25	$9.89	$9.28	$6.73	$8.82
Income (loss) from investment operations:
Net investment income (loss)	0.09	†	0.17 †	0.14 †	0.16 †	0.13	0.14
Net realized and unrealized gain (loss)	0.04		0.64	0.38	0.62	2.59	(2.10)
Total from investment operations	0.13		0.81	0.52	0.78	2.72	(1.96)
Less distributions to shareholders:
From net investment income	(0.06)		(0.17)	(0.16)	(0.17)	(0.17)	(0.13)
From net realized gains	(0.34)		(0.11)	—	—	—	—
Total distributions	(0.40)		(0.28)	(0.16)	(0.17)	(0.17)	(0.13)
Net asset value, end of period	$10.51		$10.78	$10.25	$9.89	$9.28	$6.73
Total Return(a)	1.06	%**	8.00%	5.36%	8.46%	40.69%	(22.29)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$27,313		$29,759	$30,961	$41,306	$46,904	$163,463
Net expenses to average daily net assets	0.59	%*	0.59%	0.61%	0.61%	0.61%	0.61%
Net investment income to average daily net assets	1.68	%*	1.66%	1.43%	1.71%	1.74%	1.79%
Portfolio turnover rate	18	%**	79%	103%	110%	127%	100%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.23	%*	0.28%	0.31%	0.18%	0.20%	0.07%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO U.S. Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.75		$10.21	$9.87	$9.26	$6.72	$8.82
Income (loss) from investment operations:
Net investment income (loss)	0.08	†	0.14 †	0.10 †	0.13 †	0.11	0.12
Net realized and unrealized gain (loss)	0.03		0.65	0.38	0.62	2.57	(2.10)
Total from investment operations	0.11		0.79	0.48	0.75	2.68	(1.98)
Less distributions to shareholders:
From net investment income	(0.05)		(0.14)	(0.14)	(0.14)	(0.14)	(0.12)
From net realized gains	(0.34)		(0.11)	—	—	—	—
Total distributions	(0.39)		(0.25)	(0.14)	(0.14)	(0.14)	(0.12)
Net asset value, end of period	$10.47		$10.75	$10.21	$9.87	$9.26	$6.72
Total Return(a)	0.82	%**	7.80%	4.95%	8.21%	40.23%	(22.56)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$11,812		$11,631	$19,248	$16,779	$10,916	$6,444
Net expenses to average daily net assets	0.89	%*	0.89%	0.90%	0.91%	0.91%	0.92%
Net investment income to average daily net assets	1.39	%*	1.35%	1.04%	1.42%	1.42%	1.46%
Portfolio turnover rate	18	%**	79%	103%	110%	127%	100%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.23	%*	0.28%	0.31%	0.18%	0.20%	0.07%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Value Index. The Fund typically makes equity investments in companies that issue stocks included in the Russell 1000 Index, and companies with similar market capitalizations. The Fund typically holds fewer than 100 stocks.

Throughout the period ended August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

12

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values

13

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $4,907,601 collateralized by cash in the amount of $4,968,913 which was invested in short-term investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

14

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $6,560,688 and $1,640,172, expiring in 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$42,574,141	$3,052,346	$(1,587,936)	$1,464,410

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the

15

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.44% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other

16

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.44% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $212 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $7,278,041 and $9,748,470, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 88.57% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

17

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, 0.04% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts, and 4.56% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	379	$4,197	10,260	$109,906
Shares issued to shareholders in reinvestment of distributions	16,947	187,533	13,308	136,774
Shares repurchased	(179,754)	(1,967,068)	(285,308)	(2,888,494)
Net increase (decrease)	(162,428)	$(1,775,338)	(261,740)	$(2,641,814)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class M:	Shares	Amount	Shares	Amount
Shares sold	161,709	$1,763,358	310,807	$3,208,280
Shares issued to shareholders in reinvestment of distributions	38,444	423,929	42,850	440,182
Shares repurchased	(154,030)	(1,683,843)	(1,156,614)	(12,305,000)
Net increase (decrease)	46,123	$503,444	(802,957)	$(8,656,538)

8.  Subsequent Event

Subsequent to August 31, 2007, the Fund received redemption requests in the amount of $22,431,726.

On September 25, 2007, the Trustees approved the liquidation of the Fund. It is anticipated that the Fund will be liquidated prior to the second calendar quarter of 2008.

18

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

19

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

20

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

21

GMO U.S. Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.59%	$1,000.00	$1,010.60	$2.98
2	) Hypothetical	0.59%	$1,000.00	$1,022.17	$3.00
Class M
1	) Actual	0.89%	$1,000.00	$1,008.20	$4.49
2	) Hypothetical	0.89%	$1,000.00	$1,020.66	$4.52

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

22

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.0%
Short-Term Investments	19.9
Futures	(0.0)
Other	(16.9)
100.0%
Industry Sector Summary	% of Equity Investments
Technology	19.2%
Retail Stores	15.9
Consumer Goods	10.4
Services	10.0
Health Care	8.9
Financial	8.7
Primary Process Industry	5.8
Construction	5.2
Manufacturing	3.9
Machinery	2.6
Food & Beverage	2.4
Oil & Gas	1.6
Transportation	1.6
Automotive	1.5
Utility	1.4
Metals & Mining	0.9
100.0%

1

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%
	Automotive — 1.5%
2,800	Gentex Corp.	56,112
9,500	Goodyear Tire & Rubber Co. (The) *	262,770
1,900	Spartan Motors, Inc. (a)	28,120
	Total Automotive	347,002
	Construction — 5.0%
900	American Woodmark Corp.	27,153
300	Amrep Corp. (a)	10,080
500	Apogee Enterprises, Inc.	12,585
1,600	Beazer Homes USA, Inc.	16,912
900	Crane Co.	40,311
600	Home Properties, Inc. (a)	30,492
100	Hovnanian Enterprises, Inc.-Class A * (a)	1,187
1,300	iStar Financial, Inc. REIT	47,580
1,900	Jacobs Engineering Group, Inc. *	125,571
1,200	KB Home (a)	36,408
1,300	Lennox International, Inc.	46,761
1,600	Martin Marietta Materials, Inc.	216,000
1,167	MDC Holdings, Inc.	51,920
300	NVR, Inc. * (a)	167,850
800	Perini Corp. *	45,280
1,700	Quanta Services, Inc. * (a)	48,059
900	Ryland Group, Inc. (a)	25,776
1,200	Simpson Manufacturing Co., Inc. (a)	39,600
800	Standard-Pacific Corp. (a)	8,024
2,400	Thor Industries, Inc.	105,576
3,400	Toll Brothers, Inc. *	72,624
	Total Construction	1,175,749
	Consumer Goods — 10.1%
1,600	Alberto-Culver Co.	37,072
2,500	Alliance One International, Inc. * (a)	19,250

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
400	Bare Escentuals, Inc. * (a)	9,840
4,200	Bebe Stores, Inc.	58,590
1,600	Blyth, Inc.	35,776
1,200	Brunswick Corp.	30,180
1,999	Charles & Colvard Ltd. (a)	8,276
1,800	Chattem, Inc. * (a)	111,078
1,800	Church & Dwight Co., Inc.	80,874
600	Columbia Sportswear Co.	35,952
2,100	Crocs, Inc. * (a)	123,984
800	Deckers Outdoor Corp. *	75,352
900	Estee Lauder Cos. (The), Inc.-Class A	37,431
1,000	Ethan Allen Interiors, Inc.	33,600
3,450	Fossil, Inc. *	115,609
300	Genlyte Group, Inc. *	21,771
2,700	Guess?, Inc.	143,100
7,200	Hasbro, Inc.	203,112
2,300	Herman Miller, Inc.	66,746
600	J Crew Group, Inc. *	29,886
700	Kenneth Cole Productions, Inc.-Class A	14,476
1,300	K-Swiss, Inc.-Class A	31,356
1,600	Leggett & Platt, Inc.	32,640
700	Liz Claiborne, Inc.	23,919
700	Maidenform Brands, Inc. *	11,928
3,800	Marvel Entertainment, Inc. * (a)	85,880
1,100	Matthews International Corp.-Class A	47,454
1,200	Middleby Corp. * (a)	88,248
1,100	Oakley, Inc.	31,647
2,200	Phillips-Van Heusen Corp.	128,106
500	Plantronics, Inc.	14,200
1,000	Polaris Industries, Inc. (a)	47,750
1,200	Polo Ralph Lauren Corp.	90,648
1,500	Select Comfort Corp. * (a)	25,725
400	Snap-On, Inc.	19,592
1,250	Steven Madden Ltd.	30,775
6,100	Tempur-Pedic International, Inc.	176,290

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
1,200	Timberland Co.-Class A *	24,108
1,600	Tupperware Corp.	49,264
300	Volcom, Inc. * (a)	11,709
1,400	Warnaco Group (The), Inc. *	48,860
1,800	Wolverine World Wide, Inc.	47,322
	Total Consumer Goods	2,359,376
	Financial — 8.4%
300	Advance America Cash Advance Centers, Inc.	3,765
300	Affiliated Managers Group, Inc. * (a)	33,975
1,000	AG Edwards, Inc.	83,580
1,700	American Capital Strategies Ltd.	70,193
1,000	AmeriCredit Corp. * (a)	17,310
2,900	AMERIGROUP Corp. *	91,843
3,500	Brown & Brown, Inc. (a)	94,220
900	Cash America International, Inc.	32,454
500	Cohen & Steers, Inc.	16,615
800	Downey Financial Corp. (a)	45,272
2,000	Eaton Vance Corp.	76,780
1,000	Equifax, Inc.	38,520
3,700	EZCORP, Inc.-Class A *	45,029
1,400	First Cash Financial Services, Inc. *	29,988
5,200	First Marblehead Corp. (The) (a)	174,148
600	FirstFed Financial Corp. * (a)	30,150
1,700	Fremont General Corp. (a)	7,650
700	Hancock Holding Co.	28,000
400	HCC Insurance Holdings, Inc.	11,044
500	IndyMac Bancorp, Inc. (a)	12,100
1,000	IntercontinentalExchange, Inc. *	145,870
1,000	Janus Capital Group, Inc. (a)	26,590
100	Jones Lang LaSalle, Inc.	11,168
700	Knight Capital Group, Inc.-Class A *	9,618
800	MoneyGram International, Inc.	17,016
900	Nara Bancorp, Inc.	14,256

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
1,100	Odyssey Re Holdings Corp.	39,842
4,960	Peoples United Financial	87,693
1,800	Philadelphia Consolidated Holding Corp. *	72,036
900	PMI Group (The), Inc. (a)	28,512
1,400	Pre-Paid Legal Services, Inc. * (a)	77,266
400	Radian Group, Inc.	7,056
1,100	Reinsurance Group of America, Inc.	59,741
10,000	SEI Investment Co.	253,700
1,100	Sterling Bancshares, Inc.	12,573
200	Student Loan Corp.	39,450
2,500	TCF Financial Corp.	63,175
1,000	Triad Guaranty, Inc. *	16,730
1,200	World Acceptance Corp. *	37,212
	Total Financial	1,962,140
	Food & Beverage — 2.3%
700	Corn Products International, Inc.	31,640
600	M&F Worldwide Corp. *	33,840
900	Mannatech, Inc. (a)	7,416
2,400	McCormick & Co., Inc. (Non Voting)	86,016
500	MGP Ingredients, Inc. (a)	7,230
4,900	NBTY, Inc. *	179,830
1,800	Ralcorp Holdings, Inc. *	111,222
700	Sanderson Farms, Inc.	29,358
1,500	USANA Health Sciences, Inc. * (a)	57,120
	Total Food & Beverage	543,672
	Health Care — 8.6%
600	Abaxis, Inc. *	11,664
2,400	American Oriental Bioengineering, Inc. * (a)	22,320
5,500	Apria Healthcare Group *	146,465
1,300	Candela Corp. *	9,386
600	Chemed Corp.	37,224
900	Covance, Inc. *	65,988
1,500	Cytyc Corp. *	64,110

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
400	Dade Behring Holdings, Inc.	30,204
600	DENTSPLY International, Inc.	23,628
500	Endo Pharmaceuticals Holdings, Inc. *	15,940
600	Healthcare Services Group, Inc.	12,852
100	Hillenbrand Industries, Inc.	5,755
500	HMS Holdings Corp. *	11,775
800	Idexx Laboratories, Inc. *	89,400
5,400	Immucor, Inc. *	180,090
1,900	Kinetic Concepts, Inc. *	114,209
1,500	King Pharmaceuticals, Inc. *	22,545
500	LHC Group, Inc. *	10,015
1,500	LifePoint Hospitals, Inc. *	42,150
1,400	Lincare Holdings, Inc. *	50,386
900	Manor Care, Inc.	57,501
800	Medcath Corp. *	23,480
1,800	Medicis Pharmaceutical Corp.-Class A (a)	54,972
1,600	Molina Healthcare, Inc. *	54,480
800	Odyssey HealthCare, Inc. *	7,824
3,900	OraSure Technologies, Inc. *	35,880
900	Owens & Minor, Inc.	35,910
1,000	Par Pharmaceutical Cos., Inc. *	22,390
200	PAREXEL International Corp. *	8,602
4,800	Patterson Cos., Inc. *	176,544
800	Pediatrix Medical Group, Inc. *	47,720
1,300	Pharmaceutical Product Development, Inc.	45,539
1,400	RehabCare Group, Inc. *	22,778
1,600	Respironics, Inc. *	75,888
2,000	Savient Pharmaceuticals, Inc. *	26,360
600	Techne Corp. *	37,806
600	Universal Health Services, Inc.-Class B	31,680
400	VCA Antech, Inc. *	16,356
1,800	WellCare Health Plans, Inc. *	177,660
1,000	West Pharmaceutical Services, Inc.	40,050
1,500	Zoll Medical Corp. *	34,665
	Total Health Care	2,000,191

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Machinery — 2.5%
2,000	AGCO Corp. * (a)	86,400
400	Cascade Corp.	29,444
500	Dresser-Rand Group, Inc. *	18,435
700	Graco, Inc.	28,287
300	Gulfmark Offshore, Inc. *	13,755
300	Kaydon Corp.	15,840
400	Lincoln Electric Holdings, Inc.	28,776
1,200	Manitowoc Co. (The), Inc.	95,388
800	Nordson Corp.	40,168
200	Rofin-Sinar Technologies, Inc. *	13,934
300	Stanley Works (The)	17,022
1,700	Terex Corp. *	135,796
900	Tidewater, Inc.	58,905
	Total Machinery	582,150
	Manufacturing — 3.8%
400	AptarGroup, Inc.	14,532
200	Ball Corp.	10,476
900	Carlisle Cos., Inc.	44,307
1,400	Crown Holdings, Inc. *	33,628
1,500	Greif, Inc.-Class A	87,330
700	Harsco Corp.	38,955
400	Jarden Corp. *	13,116
600	Mueller Industries, Inc.	20,784
4,300	Owens-IIlinois, Inc. *	172,946
3,500	Pactiv Corp. *	102,375
3,100	Pall Corp.	118,203
1,600	Reliance Steel & Aluminum Co.	84,752
1,500	Rock-Tenn Co.-Class A	43,485
2,400	Sealed Air Corp.	63,480
200	Silgan Holdings, Inc.	10,218
500	Sonoco Products Co.	18,010
	Total Manufacturing	876,597

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Metals & Mining — 0.9%
200	Amcol International Corp.	6,442
600	Brush Engineered Materials, Inc. *	28,980
2,300	Cleveland-Cliffs, Inc. (a)	175,421
	Total Metals & Mining	210,843
	Oil & Gas — 1.6%
3,100	Abraxas Petroleum Corp. *	11,098
900	Cabot Oil & Gas Corp.	30,006
900	Complete Production Services, Inc. *	19,980
1,200	Frontier Oil Corp.	49,236
1,700	Holly Corp.	113,305
1,900	Tesoro Corp.	93,727
400	Unit Corp. *	19,624
3,300	Vaalco Energy, Inc. *	12,936
400	Western Refining, Inc. (a)	20,736
	Total Oil & Gas	370,648
	Primary Process Industry — 5.6%
500	Airgas, Inc.	23,110
3,600	AK Steel Holding Corp. *	144,000
5,500	Albemarle Corp.	222,585
1,200	Cabot Corp.	48,408
2,500	Celanese Corp.-Class A	89,800
1,100	CF Industries Holdings, Inc.	69,663
700	Chaparral Steel Co.	59,850
1,000	Eastman Chemical Co.	66,760
4,600	Hercules, Inc. *	95,772
2,600	International Flavors & Fragrances, Inc.	130,598
500	Lubrizol Corp.	31,790
900	NewMarket Corp.	42,039
1,300	PolyOne Corp. *	10,439
400	Quanex Corp.	17,324
2,100	Steel Dynamics, Inc.	91,098
3,000	Terra Industries, Inc. *	77,910
3,700	W.R. Grace & Co. * (a)	82,658
	Total Primary Process Industry	1,303,804

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — 15.5%
3,200	Advance Auto Parts, Inc.	113,792
5,100	Aeropostale, Inc. *	105,570
15,000	American Eagle Outfitters, Inc.	387,450
2,100	AutoNation, Inc. * (a)	39,858
4,500	Big Lots, Inc. * (a)	133,965
500	BJ's Wholesale Club, Inc. *	17,500
1,100	Bon-Ton Stores (The), Inc. (a)	31,702
300	Buckle, Inc.	11,223
1,200	Cabela's, Inc.-Class A *	28,356
10,500	CarMax, Inc. * (a)	237,930
4,100	CDW Corp. *	352,887
500	Charlotte Russe Holding, Inc. *	8,735
2,600	Chico's FAS, Inc. *	41,548
500	Children's Place Retail Stores, Inc. *	14,380
2,500	Christopher & Banks Corp.	30,200
1,100	Conn's, Inc. * (a)	24,200
600	CSK Auto Corp. *	7,932
600	Dick's Sporting Goods, Inc. *	38,940
4,000	Dollar Tree Stores, Inc. *	173,800
3,000	Family Dollar Stores, Inc.	87,840
300	Fastenal Co. (a)	13,683
600	Gamestop Corp.-Class A *	30,084
900	Group 1 Automotive, Inc.	31,554
1,100	Gymboree Corp. (The) *	44,099
500	Jos. A. Bank Clothiers, Inc. * (a)	15,075
2,200	Men's Wearhouse, Inc.	111,496
300	OfficeMax, Inc.	10,656
2,700	O'Reilly Automotive, Inc. *	95,958
2,425	Pacific Sunwear of California, Inc. *	33,974
3,100	PetMed Express, Inc. *	46,469
3,400	PetSmart, Inc.	117,980
2,800	Priceline.com, Inc. * (a)	232,344
7,400	RadioShack Corp. (a)	175,898
2,950	Rent-A-Center, Inc. * (a)	56,699

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
9,300	Rite Aid Corp. * (a)	47,151
3,000	Ross Stores, Inc.	83,490
2,100	Saks, Inc. (a)	33,957
1,600	Spartan Stores, Inc.	40,704
1,400	Supervalu, Inc.	59,010
4,200	Tiffany & Co.	215,586
1,400	Tween Brands, Inc. *	41,300
6,000	Urban Outfitters, Inc. *	137,400
1,200	Williams-Sonoma, Inc. (a)	39,996
	Total Retail Stores	3,602,371
	Services — 9.7%
700	Ameristar Casinos, Inc.	20,237
1,375	Applebee's International, Inc.	34,114
2,900	Brinker International, Inc.	83,636
1,200	Buffalo Wild Wings, Inc. * (a)	41,724
4,700	Career Education Corp. *	139,590
400	CBRL Group, Inc.	14,968
2,000	CEC Entertainment, Inc. *	61,400
400	Chipotle Mexican Grill, Inc.-Class A * (a)	41,596
500	Choice Hotels International, Inc.	18,740
100	CKE Restaurants, Inc.	1,695
400	Consolidated Graphics, Inc. *	26,512
2,900	Copart, Inc. *	85,086
2,600	Corinthian Colleges, Inc. *	36,556
3,400	Corrections Corporation of America *	87,244
1,000	CRA International, Inc. *	49,660
300	DeVry, Inc.	10,359
2,500	Discovery Holding Co.-Class A *	62,800
300	Dun & Bradstreet Corp.	29,265
3,250	Factset Research Systems, Inc.	194,772
1,800	Geo Group (The), Inc. *	53,586
300	Huron Consulting Group, Inc. *	19,815
900	Interactive Data Corp.	24,606

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
7,700	Interpublic Group of Cos., Inc. *	84,315
2,400	ITT Educational Services, Inc. *	263,520
2,600	Jack in the Box, Inc. *	161,772
1,400	Krispy Kreme Doughnuts, Inc. * (a)	9,296
400	Manpower, Inc.	28,104
2,700	Nalco Holding Co.	67,500
100	Papa John's International, Inc. *	2,536
900	PeopleSupport, Inc. *	11,322
500	Regis Corp.	16,505
2,200	Resources Connection, Inc.	66,000
1,500	Ruby Tuesday, Inc.	33,225
2,000	Service Corporation International	24,440
2,700	Sinclair Broadcast Group-Class A	33,642
800	Sonic Corp. *	17,456
4,500	TeleTech Holdings, Inc. *	131,625
2,300	Valassis Communications, Inc. *	20,976
2,100	Volt Information Sciences, Inc. *	31,605
1,000	Watson Wyatt Worldwide, Inc.	47,310
1,800	WMS Industries, Inc. * (a)	52,992
500	World Fuel Services Corp.	19,275
	Total Services	2,261,377
	Technology — 18.6%
1,600	Activision, Inc. *	31,184
1,200	Acuity Brands, Inc.	63,048
1,800	ADC Telecommunications, Inc. *	32,940
1,300	Alliance Data Systems Corp. *	101,985
800	Alliant Techsystems, Inc. * (a)	84,248
4,700	Amkor Technology, Inc. * (a)	54,144
700	Anixter International, Inc. * (a)	53,739
6,500	Avnet, Inc. *	255,515
400	Avocent Corp. *	11,808
100	AVX Corp. (a)	1,572
700	AZZ, Inc. *	19,880

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
6,500	BMC Software, Inc. *	199,030
800	Ceradyne, Inc. *	57,824
800	Ceridian Corp. *	27,400
900	Citrix Systems, Inc. *	32,715
700	CommScope, Inc. *	39,620
700	Computer Programs & Systems, Inc.	18,599
7,300	Compuware Corp. *	59,203
900	Comtech Telecommunications Corp. *	38,304
1,200	Deluxe Corp.	45,624
2,900	Distributed Energy Systems Corp. *	2,842
300	Encore Wire Corp. (a)	7,800
3,900	Energizer Holdings, Inc. *	413,127
300	First Solar, Inc. *	31,122
2,900	FLIR Systems, Inc. * (a)	142,796
1,400	Foundry Networks, Inc. *	25,886
400	General Cable Corp. *	23,272
1,900	GrafTech International Ltd *	31,901
600	i2 Technologies, Inc. * (a)	9,528
900	II-VI, Inc. *	28,080
3,900	Ingram Micro, Inc.-Class A *	76,596
1,250	Innovative Solutions & Support, Inc. * (a)	22,575
2,000	Kopin Corp. *	7,340
300	Lexmark International, Inc. *	11,178
500	Littelfuse, Inc. *	16,700
900	Macrovision Corp. *	21,357
1,300	Manhattan Associates, Inc. *	37,544
8,600	McAfee, Inc. *	307,450
2,300	Mentor Graphics Corp. *	32,108
500	Mettler-Toledo International, Inc. *	47,155
200	Micros Systems, Inc. *	12,068
800	Molex, Inc.	20,920
2,100	Multi-Fineline Electronix, Inc. *	26,649
1,800	Neoware, Inc. *	28,872
700	Netgear, Inc. *	19,642

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
3,100	Novellus System, Inc. * (a)	84,847
1,900	ON Semiconductor Corp. * (a)	22,268
2,000	Parametric Technology Corp. *	35,220
5,100	Polycom, Inc. *	154,581
1,100	Rogers Corp. *	45,309
500	SAVVIS, Inc. *	19,865
800	ScanSource, Inc. *	22,160
6,100	Skyworks Solutions, Inc. *	48,129
700	SonicWALL, Inc. *	6,006
6,200	Sonus Networks, Inc. * (a)	35,836
300	STEC, Inc. *	2,259
300	Sunpower Corp.-Class A * (a)	20,499
100	Superior Essex, Inc. *	3,530
1,900	Sybase, Inc. *	43,795
700	Synaptics, Inc. *	30,310
300	Synchronoss Technologies, Inc. * (a)	10,422
3,400	Synopsys, Inc. *	92,888
2,400	Syntel, Inc.	82,968
800	Take-Two Interactive Software, Inc. * (a)	12,784
1,200	Teledyne Technologies, Inc. *	59,892
300	Tessera Technologies, Inc. *	10,989
2,000	Total System Services, Inc. (a)	55,480
2,400	Travelzoo, Inc. * (a)	46,248
2,500	Trimble Navigation Ltd. *	88,275
1,400	TTM Technologies, Inc. *	16,352
100	United Industrial Corp.	6,913
400	United Stationers, Inc. *	23,608
1,400	Utstarcom, Inc. * (a)	4,256
1,100	Valueclick, Inc. *	22,044
4,050	Varian Semiconductor Equipment Associates, Inc. *	225,302
100	Varian, Inc. *	6,002
4,800	Waters Corp. *	295,536
2,100	Western Digital Corp. *	49,056
200	Woodward Governor Co.	11,746
	Total Technology	4,328,265

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Transportation — 1.6%
1,000	Arkansas Best Corp.	35,900
1,500	Celadon Group, Inc. *	23,400
2,700	Continental Airlines, Inc.-Class B * (a)	89,802
600	Forward Air Corp.	21,024
700	Horizon Lines, Inc.-Class A	19,747
600	JB Hunt Transport Services, Inc.	17,262
600	Old Dominion Freight Line, Inc. *	17,280
700	Overseas Shipholding Group, Inc.	49,980
400	Saia, Inc. *	7,516
1,500	UAL Corp. * (a)	71,205
500	YRC Worldwide, Inc. * (a)	15,405
	Total Transportation	368,521
	Utility — 1.3%
2,100	Centerpoint Energy, Inc.	34,062
1,400	Energen Corp.	75,180
500	Equitable Resources, Inc.	24,595
800	Golden Telecom, Inc.	54,888
800	j2 Global Communications, Inc. *	27,200
1,300	Telephone & Data Systems, Inc.	84,175
500	UGI Corp.	12,775
	Total Utility	312,875
	TOTAL COMMON STOCKS (COST $21,827,735)	22,605,581
	SHORT-TERM INVESTMENTS — 19.9%
	Money Market Funds — 1.8%
102,952	Barclays Global Investors Institutional Money Market Fund (b)	102,952
308,857	Reserve Primary Money Market Fund (b)	308,857
	Total Money Market Funds	411,809

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Other Short-Term Investments — 18.1%
102,952	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (b)	102,952
761,431	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $761,791 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and market value, including accrued interest, of $778,916.	761,431
1,029,526	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,030,148 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $1,108,315. (b)	1,029,526
180,167	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $180,276 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $183,790. (b)	180,167
1,029,525	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,030,138 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $1,050,127. (b)	1,029,525
1,029,525	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,030,148 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $1,054,607. (b)	1,029,525
101,580	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (b)	101,580
	Total Other Short-Term Investments	4,234,706
	TOTAL SHORT-TERM INVESTMENTS (COST $4,646,515)	4,646,515
	TOTAL INVESTMENTS — 116.9% (Cost $26,474,250)	27,252,096
	Other Assets and Liabilities (net) — (16.9%)	(3,938,486)
	TOTAL NET ASSETS — 100.0%	$23,313,610

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	Russell Mini	September 2007	$158,960	$(4,459)
3	S&P 400 Mini	September 2007	259,559	(4,259)
				$(8,718)

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $3,831,652 (cost $22,444,076) (Note 2)	$23,221,922
Investments in repurchase agreements, at value (cost $4,030,174) (Note 2)	4,030,174
Cash	2,022
Dividends and interest receivable	9,150
Receivable for collateral on open futures contracts (Note 2)	16,400
Receivable for variation margin on open futures contracts (Note 2)	5,821
Receivable for expenses reimbursed by Manager (Note 3)	4,557
Total assets	27,290,046
Liabilities:
Collateral on securities loaned, at value (Note 2)	3,885,084
Payable for Fund shares repurchased	20,000
Payable to affiliate for (Note 3):
Management fee	5,982
Shareholder service fee	2,894
Trustees and Chief Compliance Officer of GMO Trust fees	79
Accrued expenses	62,397
Total liabilities	3,976,436
Net assets	$23,313,610
Net assets consist of:
Paid-in capital	$21,050,607
Accumulated undistributed net investment income	9,206
Accumulated net realized gain	1,484,669
Net unrealized appreciation	769,128
$23,313,610
Net assets attributable to:
Class III shares	$23,313,610
Shares outstanding:
Class III	1,255,867
Net asset value per share:
Class III	$18.56

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$68,394
Interest	14,957
Securities lending income	11,242
Total investment income	94,593
Expenses:
Management fee (Note 3)	38,804
Shareholder service fee – Class III (Note 3)	18,776
Custodian, fund accounting agent and transfer agent fees	24,104
Audit and tax fees	26,036
Legal fees	276
Trustees fees and related expenses (Note 3)	109
Registration fees	552
Miscellaneous	184
Total expenses	108,841
Fees and expenses reimbursed by Manager (Note 3)	(51,060)
Net expenses	57,781
Net investment income (loss)	36,812
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,574,446
Closed futures contracts	(16,040)
Net realized gain (loss)	1,558,406
Change in net unrealized appreciation (depreciation) on:
Investments	(1,193,941)
Open futures contracts	(8,869)
Net unrealized gain (loss)	(1,202,810)
Net realized and unrealized gain (loss)	355,596
Net increase (decrease) in net assets resulting from operations	$392,408

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$36,812	$102,256
Net realized gain (loss)	1,558,406	2,917,966
Change in net unrealized appreciation (depreciation)	(1,202,810)	(2,052,599)
Net increase (decrease) in net assets from operations	392,408	967,623
Distributions to shareholders from:
Net investment income
Class III	(27,606)	(120,249)
Net realized gains
Class III	(789,542)	(2,054,581)
	(817,148)	(2,174,830)
Net share transactions (Note 7):
Class III	(1,587,806)	(3,319,666)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	12,026	37,463
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,575,780)	(3,282,203)
Total increase (decrease) in net assets	(2,000,520)	(4,489,410)
Net assets:
Beginning of period	25,314,130	29,803,540
End of period (including accumulated undistributed net investment income of $9,206 and $0, respectively)	$23,313,610	$25,314,130

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.93		$19.67	$21.96	$21.78	$13.52	$16.48
Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.07	0.06	0.03	— (a)	(0.01)
Net realized and unrealized gain (loss)	0.26		0.79	2.93	1.96	8.28	(2.95)
Total from investment operations	0.29		0.86	2.99	1.99	8.28	(2.96)
Less distributions to shareholders:
From net investment income	(0.02)		(0.09)	(0.07)	(0.01)	(0.02)	—
From net realized gains	(0.64)		(1.51)	(5.21)	(1.80)	—	—
Total distributions	(0.66)		(1.60)	(5.28)	(1.81)	(0.02)	—
Net asset value, end of period	$18.56		$18.93	$19.67	$21.96	$21.78	$13.52
Total Return(b)	1.32	%**	4.86%	14.63%	10.50%	61.22%	(17.96)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$23,314		$25,314	$29,804	$38,801	$41,662	$17,669
Net expenses to average daily net assets	0.46	%*	0.46%	0.48%	0.48%	0.48%	0.49%
Net investment income to average daily net assets	0.29	%*	0.38%	0.30%	0.16%	0.02%	(0.06)%
Portfolio turnover rate	49	%**	109%	87%	110%	97%	116%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.41	%*	0.60%	0.35%	0.26%	0.24%	0.37%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.03	$0.08	$0.04	$0.06	$0.03

(a)  Net investment income was less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 2500 Growth Index. The Fund typically makes equity investments in companies that issue stocks included in the Russell 2500 Index, and companies with similar market capitalizations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is

21

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

22

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $3,831,652 collateralized by cash in the amount of $3,885,084 which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

23

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$26,527,933	$2,493,232	$(1,769,069)	$724,163

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in the amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period

24

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

ended August 31, 2007 and the year ended February 28, 2007, the Fund received $40 and $5,252 in purchase premiums and $11,986 and $32,211 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expense (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the

25

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $109 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $11,809,178 and $14,093,076, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 60.79% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 69.70% of the Fund's shares were held by accounts for which the Manager has investment discretion.

26

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	436	$8,083	58,808	$1,047,837
Shares issued to shareholders in reinvestment of distributions	40,237	801,368	115,018	2,091,121
Shares repurchased	(121,881)	(2,397,257)	(351,770)	(6,458,624)
Purchase premiums and redemption fees	—	12,026	—	37,463
Net increase (decrease)	(81,208)	$(1,575,780)	(177,944)	$(3,282,203)

27

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

28

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among

29

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

30

GMO U.S Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,013.20	$2.33
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

31

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.0%
Short-Term Investments	7.1
Preferred Stocks	0.6
Other	(1.7)
100.0%
Country Summary	% of Equity Investments
United Kingdom	20.7%
Germany	13.9
Japan	11.9
France	6.1
Italy	5.9
Switzerland	5.0
Canada	4.5
Finland	4.5
Brazil	3.2
South Korea	3.1
Spain	2.7
Taiwan	2.6
Australia	2.5
Norway	2.1
Ireland	1.8
Hong Kong	1.6
Netherlands	1.2
Singapore	1.1
Belgium	0.9
China	0.7
Austria	0.7
India	0.6
Mexico	0.5
Sweden	0.5
Philippines	0.5
Malaysia	0.5
Thailand	0.3
Egypt	0.2
Greece	0.1
New Zealand	0.1
100.0%

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Consumer Discretionary	23.6%
Industrials	21.4
Financials	20.6
Consumer Staples	8.2
Materials	7.5
Information Technology	6.9
Energy	5.6
Utilities	3.1
Health Care	2.1
Telecommunication Services	1.0
100.0%

2

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.0%
	Australia — 2.4%
1,161,674	Commander Communications Ltd (a)	647,381
421,897	Consolidated Rutile Ltd	207,285
915,663	Funtastic Ltd	1,122,338
1,728,322	Futuris Corp Ltd	3,458,280
671,851	Gunns Ltd	1,787,703
500,000	Macquarie Communications Group	2,365,402
500,000	Marquarie Airports	1,778,942
807,869	McGuigan Simeon Wines Ltd *	1,227,056
350,000	Metcash Ltd	1,361,733
286,000	Multiplex Group	1,169,213
723,965	Pacific Brands Ltd	1,997,653
850,000	PaperlinX Ltd	2,351,198
438,800	PMP Ltd *	561,329
514,716	Santos Ltd	5,606,252
1,500,000	SP AusNet (a)	1,636,368
	Total Australia	27,278,133
	Austria — 0.7%
11,900	Agrana Beteiligungs AG	1,213,315
15,400	EVN AG	1,812,602
20,677	Flughafen Wien AG	2,069,749
35,000	Wienerberger AG	2,498,614
	Total Austria	7,594,280
	Belgium — 0.8%
102,000	AGFA-Gevaert NV	2,132,097
33,278	Bekaert NV	4,384,495
26,964	Omega Pharma SA	2,376,251
5,006	Unibra SA	769,286
	Total Belgium	9,662,129

See accompanying notes to the financial statements.

3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Brazil — 3.0%
682,300	Banco Sofisa SA *	5,042,482
165,000	Bematech Industria E Comercio *	1,195,872
750,000	Cia Hering *	3,669,725
330,000	Fertilizantes Heringer *	4,019,878
758,500	Industrias Romi SA	7,152,013
586,000	JHSF Participacoes SA *	2,867,278
300,000	Porto Seguro SA	10,168,196
63,000	Terna Participacoes SA	994,771
	Total Brazil	35,110,215
	Canada — 4.3%
2,281,300	Bayou Bend Petroleum Ltd *	2,527,577
2,752,300	Breakwater Resources Ltd *	7,219,575
299,300	CHC Helicopter Corp Class A	7,227,415
90,600	KAP Resources Ltd * (b) (c)	858
333,500	Linamar Corp	8,103,797
1,086,800	Pearl Exploration and Production Ltd *	3,807,917
271,400	Quebecor World Inc *	2,421,011
316,200	RONA Inc *	6,440,778
901,400	SXR Uranium One Inc *	9,799,311
949,300	Western Canadian Coal Corp *	1,806,906
	Total Canada	49,355,145
	China — 0.7%
2,372,000	Anhui Expressway Co Ltd	2,010,754
5,000,000	Franshion Properties China Ltd *	1,859,535
5,017,000	New World Department Store China *	3,918,300
	Total China	7,788,589
	Egypt — 0.1%
31,578	Lecico Egypt SAE GDR *	394,725
100,000	Lecico Egypt SAE GDR 144A *	1,250,000
	Total Egypt	1,644,725

See accompanying notes to the financial statements.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Finland — 4.2%
243,000	Hk-Ruokatalo Oyj Class A	5,897,970
382,200	Marimekko Oyj	7,768,544
511,979	Nokian Renkaat Oyj (a)	18,065,179
224,200	Poyry Oyj	5,063,224
184,400	Ramirent Oyj	4,389,399
157,600	SRV Group Plc *	1,743,288
157,800	Uponor Oyj	6,060,389
	Total Finland	48,987,993
	France — 5.7%
142,100	Boursorama * (a)	1,929,873
3,700	Casino Guichard-Perrachon SA	376,824
51,420	Clarins (a)	4,079,930
7,250	Damart SA	2,222,472
6,450	Damartex SA	210,962
77,200	Essilor International SA	4,675,983
43,962	Eurazeo	5,824,986
6,300	Gaumont SA (a)	524,776
9,000	Guyenne et Gascogne SA	1,551,516
17,700	Klepierre	2,774,808
48,200	Lisi (a)	5,611,296
75,000	M6-Metropole Television	2,258,461
53,500	Michelin SA Class B	6,715,016
94,070	Natixis	1,993,696
51,900	Peugeot SA	4,402,622
45,000	Publicis Groupe	1,945,395
1,351	SAGA	170,219
20,350	Seb SA	3,571,007
12,881	Sequana Capital	424,785
23,271	Sperian Protection (a)	3,184,944
21,000	Thales SA	1,188,010
45,472	Virbac SA	3,866,609
87,141	Zodiac SA	6,289,437
	Total France	65,793,627

See accompanying notes to the financial statements.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — 12.6%
116,080	Aareal Bank AG	5,563,013
170,464	Adidas AG	10,042,329
94,828	AWD Holding AG	3,213,985
15,200	Axel Springer AG	2,610,242
55,800	Beiresdorf AG (Bearer)	3,757,335
226,955	Cat Oil AG * (a)	6,484,984
113,700	Commerzbank AG	4,674,515
15,900	Continental AG	2,076,102
50,000	Demag Cranes AG	2,339,528
74,500	Depfa Bank Plc	1,412,708
98,000	DIC Asset AG	3,240,858
162,216	Eurocastle Investment (a)	5,682,137
200,000	Francotyp-Postalia Holdings AG *	2,907,968
150,000	Freenet AG	3,516,894
127,500	Gagfah SA (a)	2,540,362
80,000	Gerresheimer AG *	4,217,526
79,367	Grenkeleasing AG (a)	3,061,893
60,000	Hannover Rueckversicherungs AG (Registered)	2,787,163
87,220	Heidelberger Druckmaschinen	3,945,623
60,300	Hypo Real Estate Holding AG	3,318,604
45,000	IVG Immobilien AG	1,602,415
73,500	Kuka AG * (a)	2,988,702
75,090	Leonische Drahtwerke AG	3,937,419
76,620	Medion AG *	1,454,610
99,000	Metro AG	8,533,157
129,780	MTU Aero Engines Holding	8,254,491
65,146	Nemetschek AG	2,343,661
368,600	Patrizia Immobilien AG (a)	5,732,112
195,684	Praktiker Bau-Und Heim	8,252,704
60,000	Premiere AG * (a)	1,317,993
9,788	Puma AG Rudolf Dassler Sport (a)	3,940,385
68,300	SGL Carbon AG *	3,297,797
375,000	Symrise AG *	9,813,257
41,800	Tognum AG *	1,252,156

See accompanying notes to the financial statements.

6

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
65,915	Versatel AG *	1,148,449
100,000	Wacker Construction Equipment AG *	3,024,195
10,000	Wacker-Chemie AG	2,186,906
	Total Germany	146,474,178
	Greece — 0.1%
29,718	Folli-Follie Abee	1,208,788
	Hong Kong — 1.6%
674,582	Chinese Estates Holdings Ltd	989,685
3,541,690	Hong Kong & Shanghai Hotels	5,547,504
2,575,000	Industrial & Commercial Bank of China	6,172,583
527,900	Wing Lung Bank	5,275,940
	Total Hong Kong	17,985,712
	India — 0.6%
905,785	Sakthi Sugars Ltd	1,663,331
900,000	Welspun Gujarat Stahl Ltd	5,446,276
	Total India	7,109,607
	Ireland — 1.7%
196,346	Anglo Irish Bank Corp	3,664,852
507,600	Blackrock International *	303,006
66,590	CRH Plc	2,878,725
55,000	FBD Holdings Plc	1,907,843
46,000	Grafton Group Plc *	614,096
379,440	IFG Group Plc	1,006,803
124,000	Irish Continental Group Plc *	4,216,843
209,500	Irish Life & Permanent Plc	5,196,349
	Total Ireland	19,788,517
	Italy — 5.6%
355,000	Arnoldo Mondadori Editore SPA (a)	3,348,148
187,500	Banche Popolari Unite Scrl	4,801,395
107,000	Banco Popolare Scarl (a)	2,676,167

See accompanying notes to the financial statements.

7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
157,000	Brembo SPA (a)	2,170,407
179,200	Buzzi Unicem SPA	5,155,835
436,100	Campari	4,752,677
232,700	Finmeccanica SPA	6,838,546
307,716	Grouppo Editoriale L'Espresso (a)	1,586,997
1,228,700	IFIL SPA	12,020,203
300,300	Indesit Company SPA	6,224,413
621,425	Intesa San Paolo	4,696,329
100,000	Italcementi SPA (a)	2,479,690
100,000	Mediobanca SPA (a)	2,157,872
30,000	Pagnossin SPA * (c)	409
600,000	Snam Rete Gas SPA (a)	3,539,616
909,364	Telecom Italia SPA-Di RISP	2,041,883
	Total Italy	64,490,587
	Japan — 11.2%
352,000	Akebono Brake Industry Co	2,157,920
240,000	Asahi Soft Drinks Co Ltd (a)	3,452,542
500,000	Asics Corp	6,466,075
600,000	Capcom (a)	12,877,724
180,000	Daimaru Inc (The)	1,958,718
200,000	Daito Trust Construction Co Ltd	9,426,044
90,000	Densei-Lambda KK (a)	1,007,801
120,000	Diamond Lease Co Ltd	4,734,393
360,000	Hitachi High Technologies Corp	8,420,571
600	Japan Retail Fund Investment Corp	4,902,829
500,000	Kaneka Corp	4,049,535
350,000	Katokichi Co Ltd	1,642,941
160,000	Keihin Corp	2,995,718
420,000	Keiyo Bank Ltd (The)	2,390,125
90,000	Micronics Japan Co Ltd	2,719,181
550,000	Nabtesco Corp	7,619,567
600,000	NHK Spring Co Ltd	5,375,876
130,000	Ohara Inc	2,261,585
450,000	Sanwa Shutter Corp	2,627,765

See accompanying notes to the financial statements.

8

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
625,000	Shimadzu Corp	6,441,613
1,600,000	Showa Denko	5,826,577
130,000	Sumitomo Rubber Industries	1,438,167
20,100	Tachihi Enterprise Co Ltd	1,207,448
1,506,000	Tokyu Land Corp	13,870,291
325,000	Toyo Suisan Kaisha Ltd	5,689,004
1,254	USJ Co Ltd * (a)	776,498
300,000	Yamaha Motor Co Ltd	7,894,354
	Total Japan	130,230,862
	Malaysia — 0.4%
3,000,000	E&O Property Development *	3,255,062
480,900	Eastern & Oriental Berhad	415,169
700,000	IJM Corp Berhad	1,472,089
	Total Malaysia	5,142,320
	Mexico — 0.5%
1,000,000	Controladora Comercial Mexicana SA de CV	2,782,561
1,700,000	Sare Holding SA de CV *	2,850,539
	Total Mexico	5,633,100
	Netherlands — 1.2%
136,097	Corporate Express (a)	1,525,419
96,300	Fortis NV	3,529,642
463,139	Hagemeyer NV	1,965,540
43,700	Imtech NV	3,851,439
170,000	Koninklijke Wessanen NV	2,569,223
	Total Netherlands	13,441,263
	New Zealand — 0.1%
485,400	Air New Zealand	704,077
	Norway — 2.0%
1,442,334	Ability Drilling ASA *	8,164,085

See accompanying notes to the financial statements.

9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
345,600	Block Watne Gruppen ASA (a)	2,371,750
299,890	Ekornes ASA	6,079,377
397,385	Prosafe ASA	5,984,219
	Total Norway	22,599,431
	Philippines — 0.5%
17,000,000	Aboitiz Power Corp *	1,972,497
5,100,000	Alliance Global Group Inc *	618,016
37,838,000	Filinvest Land Inc *	1,287,094
1,147,500	First Gen Corp *	1,589,736
	Total Philippines	5,467,343
	Singapore — 1.0%
17,296,000	Anwell Technologies Ltd *	1,133,513
575,000	Banyan Tree Holdings Inc	758,041
1,750,000	First Ship Lease Trust	1,522,500
6,278,000	Huan Hsin Holdings Ltd	2,183,616
2,962,000	LMA International NV *	1,067,552
1,097,000	People's Food Holdings Ltd	961,957
2,000,000	Petra Foods Ltd	1,994,817
1,585,937	Unisteel Technology Ltd	2,061,453
	Total Singapore	11,683,449
	South Korea — 2.9%
38,980	Asia Cement Co Ltd	3,321,200
40,000	Cheil Industries Inc	2,189,438
378,290	Handsome Corp	5,701,108
144,000	Kooksoondang Co Ltd	1,019,297
81,100	Korea Electric Terminal Co	2,156,185
320,963	Kortek Corp	3,153,924
177,750	Kumho Tire Co Inc	3,007,518
61,000	Pulmuone Co Ltd	2,916,250
134,800	Pusan Bank	2,511,966
49,800	Samsung SDI Co Ltd	3,273,497

See accompanying notes to the financial statements.

10

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
43,900	Samsung SDI Co Ltd GDR 144A (c)	721,685
40,000	Samsung Techwin Co Ltd	2,887,429
25,000	Samwhan Corp	885,877
	Total South Korea	33,745,374
	Spain — 2.6%
32,000	ACS Actividades de Construccion y Servicios SA	1,761,234
63,690	Aguas de Barcelona SA Class A	2,318,090
14,400	Altadis SA	955,982
53,245	Bankinter SA	818,716
38,296	Cia de Distribucion Integral Logista SA	2,765,339
65,000	Corp Dermoestetica *	775,284
30,000	Fomento de Construcciones y Contratas SA	2,617,404
15,597	Gas Natural SDG SA	831,538
35,000	Generale de Alquiler *	1,262,776
109,000	Mapfre SA	481,270
30,000	Red Electrica de Espana	1,351,186
30,000	Sogecable SA *	1,137,473
100,000	Tecnicas Reunidas SA	6,540,789
43,864	Union Fenosa SA	2,400,445
428,157	Uralita SA	3,845,296
	Total Spain	29,862,822
	Sweden — 0.5%
123,900	Lindab International AB	3,428,024
136,200	Tanganyika Oil Co SDR * (a)	2,171,079
	Total Sweden	5,599,103
	Switzerland — 4.7%
2,131	Bank Sarasin & Cie AG Class B (Registered)	8,655,569
14,450	Bobst Group AG (Registered)	998,294
86,286	Charles Voegele Holding AG *	8,058,537
700	Eichhof Holding AG	1,216,259
2,389	Forbo Holdings AG (Registered) *	1,388,403

See accompanying notes to the financial statements.

11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
18,940	Geberit AG (Registered)	2,796,474
17,510	Helvetia Patria Holding (Registered)	6,147,316
1,000	Jelmoli Holding AG (Bearer)	2,974,128
3,250	Jelmoli Holding AG (Registered)	1,967,325
200,309	Kardex AG *	9,783,460
552	SGS SA (Registered)	661,563
18,700	Swatch Group AG	5,617,117
17,908	Valiant Holding (Registered) *	2,609,552
9,350	Valora Holding AG	1,782,908
	Total Switzerland	54,656,905
	Taiwan — 2.4%
160,000	104 Corp	663,578
4,319,000	Arima Computer Corp *	1,054,412
2,975,500	Benq Corp *	1,395,293
203,000	Catcher Technology Co	1,623,303
3,128,000	China Life Insurance Co Ltd *	1,758,799
2,040,150	China Motor Corp Ltd	1,809,205
1,000,000	Continental Engineering Corp	579,552
427,380	E.Sun Financial Holdings Co Ltd *	225,631
826,000	Fubon Financial Holding Co Ltd	712,177
29,000	Fubon Financial Holding Co Ltd GDR (Registered)	247,080
4,416,000	Gold Circuit Electronics Ltd	4,001,592
418,000	Kinsus Interconnect Technology Corp	1,442,396
102,000	Largan Precision Co Ltd	828,363
1,507,434	Phoenix Precision Technology Corp	1,745,869
1,641,000	Phoenixtec Power Co Ltd	1,586,255
1,100,875	Sunplus Technology Co Ltd	1,962,483
2,417,940	Tsann Kuen Enterprises Co Ltd *	3,241,373
3,400,000	Yuanta Financial Holding Co Ltd *	1,938,907
1,319,356	Yulon Motor Co Ltd	1,442,716
	Total Taiwan	28,258,984

See accompanying notes to the financial statements.

12

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.3%
13,500,000	Asian Property Development Pcl (Foreign Registered) (c)	2,276,743
9,000,000	Home Product Center Pcl (Foreign Registered) (c)	1,310,679
	Total Thailand	3,587,422
	United Kingdom — 19.6%
145,000	Alliance & Leicester Plc	3,087,984
582,342	Balfour Beatty Plc	5,594,341
357,000	BBA Aviation Plc	1,742,423
303,633	Biffa Plc	1,548,438
687,250	Bodycote International Plc	3,693,220
533,333	Brit Insurance Holdings Plc	3,812,269
438,800	British Airways Plc *	3,768,067
125,000	British Energy Group Plc	1,172,601
514,100	Carphone Warehouse Group Plc (a)	3,557,246
573,403	Cattle's Plc	4,234,766
500,000	Centrica Plc	3,896,907
144,888	Chemring Group	5,877,314
550,000	Cobham Plc	2,235,174
742,000	Compass Group Plc	4,876,250
106,951	Computacenter Plc	388,928
200,000	Davis Service Group (Ordinary)	2,387,966
1,500,000	Dawnay Day Treveria Plc	2,121,432
37,333	De La Rue Plc	562,053
3,300,000	Dimension Data Holdings Plc	3,744,660
106,250	Fiberweb Plc	284,257
95,200	Filtrona Plc	460,769
696,493	FKI Plc	1,488,422
307,600	Fyffes Plc (a)	339,125
353,000	Galliford Try Plc	1,041,697
50,000	Go-Ahead Group Plc	2,777,122
615,000	Group 4 Securicor Plc	2,469,076
171,747	Hays Plc	553,121
386,049	ICAP Plc	3,815,265
600,000	Inmarsat Plc	4,942,676

See accompanying notes to the financial statements.

13

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
115,000	International Personal Finance *	451,564
300,000	ISOFT Group Plc *	415,247
175,000	ITV Plc	388,305
425,000	JJB Sports Plc	1,804,302
115,000	Johnson Matthey Plc	3,732,345
104,929	Kazakhmys Plc	2,696,752
257,692	Kelda Group Plc	4,542,666
360,000	Kesa Electricals Plc	2,253,764
192,587	Kier Group Plc	7,488,900
166,000	Lamprell Plc	1,291,798
146,000	Misys Plc	682,179
252,652	Mitie Group Plc	1,326,146
407,142	N Brown Group	2,310,259
100,000	Next Plc	3,908,622
250,300	Northern Rock Plc	3,725,757
1,100,000	Northgate Info Solutions Plc	1,614,169
497,357	Pennon Group	6,058,092
146,076	Petrofac Ltd	1,369,015
241,614	Photo-Me International Plc	316,066
305,555	Playtech Ltd	2,205,611
850,000	Premier Foods Plc	4,146,912
57,500	Provident Financial Plc	1,012,768
50,000	Punch Taverns Plc	1,111,911
600,000	Qinetiq Plc	2,162,791
556,254	Resolution Plc	6,948,097
375,736	Rexam Plc	3,972,889
750,000	RM Plc	2,921,697
1,071,893	Royal & Sun Alliance Insurance Group	3,065,452
1,000,000	Sage Group Plc	4,778,714
398,769	Segro Plc	4,411,566
366,056	Serco Group Plc	3,128,195
275,000	Shire Plc	7,204,878
755,160	Smith (David S.) Holdings Plc	3,465,570
165,600	Smith News Plc	489,885

See accompanying notes to the financial statements.

14

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
100,000	Smurfit Kappa Plc *	2,199,789
100,000	Soco International Plc * (a)	4,030,585
55,000	Spice Plc	667,026
58,600	Tate & Lyle Plc	669,013
400,300	Tomkins Plc	1,931,160
700,000	Torex Retail Plc * (c)	14,114
307,600	Total Produce Plc *	280,454
62,181	Travis Perkins Plc	2,244,768
220,000	Trinity Mirror Plc	2,088,262
1,080,000	TT Group Plc	3,810,059
155,700	Ultra Electronics Holdings	3,699,761
16,179	Venture Production (Ordinary Shares) *	243,681
245,600	WH Smith Plc	2,040,435
270,366	William Hill Plc	3,364,732
1,036,882	William Morrison Supermarkets Plc	6,009,259
137,800	Wolseley Plc	2,895,807
850,000	Wood Group (John) Plc	6,207,086
140,588	Xstrata Plc	8,271,606
275,000	Yell Group Plc	2,508,805
	Total United Kingdom	227,052,855
	TOTAL COMMON STOCKS (COST $720,707,943)	1,087,937,535
	PREFERRED STOCKS — 0.6%
	France — 0.1%
6,800	Casino Guichard-Perrachon SA 3.01% (a)	669,659
	Germany — 0.5%
64,500	Henkel KGaA 1.33%	3,338,268
17,500	Volkswagen AG 1.39%	2,176,685
	Total Germany	5,514,953
	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	347,408

See accompanying notes to the financial statements.

15

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	South Korea — 0.0%
5,600	Samsung SDI Co Ltd 1.75%	222,416
	TOTAL PREFERRED STOCKS (COST $3,430,040)	6,754,436
	SHORT-TERM INVESTMENTS — 7.1%
63,131,544	Bank of New York Institutional Cash Reserves Fund (d)	63,131,544
19,300,000	ING Bank Time Deposit, 5.32%, due 09/04/07	19,300,000
	TOTAL SHORT-TERM INVESTMENTS (COST $82,431,544)	82,431,544
	TOTAL INVESTMENTS — 101.7% (Cost $806,569,527)	1,177,123,515
	Other Assets and Liabilities (net) — (1.7%)	(19,148,604)
	TOTAL NET ASSETS — 100.0%	$1,157,974,911

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Bankrupt issuer.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 80.98% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

16

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $60,078,559 (cost $806,569,527) (Note 2)	$1,177,123,515
Cash	36,968
Foreign currency, at value (cost $42,881,294) (Note 2)	42,854,630
Receivable for investments sold	514,890
Dividends and interest receivable	1,270,567
Foreign taxes receivable	282,633
Receivable for expenses reimbursed by Manager (Note 3)	79,267
Total assets	1,222,162,470
Liabilities:
Collateral on securities loaned, at value (Note 2)	63,131,544
Payable for Fund shares repurchased	11,596
Payable to affiliate for (Note 3):
Management fee	677,438
Shareholder service fee	111,440
Trustees and Chief Compliance Officer of GMO Trust fees	2,360
Accrued expenses	253,181
Total liabilities	64,187,559
Net assets	$1,157,974,911
Net assets consist of:
Paid-in capital	$699,481,174
Accumulated undistributed net investment income	315,619
Accumulated net realized gain	87,641,489
Net unrealized appreciation	370,536,629
$1,157,974,911
Net assets attributable to:
Class III shares	$349,817,191
Class IV shares	$808,157,720
Shares outstanding:
Class III	18,958,624
Class IV	43,762,219
Net asset value per share:
Class III	$18.45
Class IV	$18.47

See accompanying notes to the financial statements.

17

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,784,228)	$18,034,350
Interest	923,556
Securities lending income	883,559
Total investment income	19,841,465
Expenses:
Management fee (Note 3)	4,188,616
Shareholder service fee – Class III (Note 3)	311,626
Shareholder service fee – Class IV (Note 3)	390,623
Custodian and fund accounting agent fees	374,164
Transfer agent fees	21,436
Audit and tax fees	43,332
Legal fees	13,708
Trustees fees and related expenses (Note 3)	7,224
Registration fees	920
Miscellaneous	9,752
Total expenses	5,361,401
Fees and expenses reimbursed by Manager (Note 3)	(448,808)
Net expenses	4,912,593
Net investment income (loss)	14,928,872
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	87,037,786
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $3,475) (Note 2)	889,048
Net realized gain (loss)	87,926,834
Change in net unrealized appreciation (depreciation) on:
Investments	(24,000,311)
Foreign currency, forward contracts and foreign currency related transactions	(358,227)
Net unrealized gain (loss)	(24,358,538)
Net realized and unrealized gain (loss)	63,568,296
Net increase (decrease) in net assets resulting from operations	$78,497,168

See accompanying notes to the financial statements.

18

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,928,872	$15,757,304
Net realized gain (loss)	87,926,834	188,024,465
Change in net unrealized appreciation (depreciation)	(24,358,538)	68,834,451
Net increase (decrease) in net assets from operations	78,497,168	272,616,220
Distributions to shareholders from:
Net investment income
Class III	(3,084,748)	(8,607,715)
Class IV	(4,463,232)	(15,899,492)
Total distributions from net investment income	(7,547,980)	(24,507,207)
Net realized gains
Class III	(28,297,846)	(75,878,065)
Class IV	(40,751,397)	(133,631,353)
Total distributions from net realized gains	(69,049,243)	(209,509,418)
	(76,597,223)	(234,016,625)
Net share transactions (Note 7):
Class III	(21,704,271)	(3,415,505)
Class IV	61,342,766	78,067,756
Increase (decrease) in net assets resulting from net share transactions	39,638,495	74,652,251
Total increase (decrease) in net assets	41,538,440	113,251,846
Net assets:
Beginning of period	1,116,436,471	1,003,184,625
End of period (including accumulated undistributed net investment income of $315,619 and distributions in excess of net investment income of $7,065,273, respectively)	$1,157,974,911	$1,116,436,471

See accompanying notes to the financial statements.

19

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$18.38		$17.98	$17.19	$14.79	$9.13	$9.59
Income (loss) from investment operations:
Net investment income (loss)†	0.24		0.28	0.26	0.26	0.20	0.16
Net realized and unrealized gain (loss)	1.13		4.51	3.19	3.76	5.77	(0.51	)(a)
Total from investment operations	1.37		4.79	3.45	4.02	5.97	(0.35)
Less distributions to shareholders:
From net investment income	(0.13)		(0.44)	(0.32)	(0.38)	(0.31)	(0.11)
From net realized gains	(1.17)		(3.95)	(2.34)	(1.24)	—	—
Total distributions	(1.30)		(4.39)	(2.66)	(1.62)	(0.31)	(0.11)
Net asset value, end of period	$18.45		$18.38	$17.98	$17.19	$14.79	$9.13
Total Return(b)	6.96	%**	29.94%	22.32%	28.40%	65.76%	(3.64)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$349,817		$375,565	$364,551	$426,758	$480,966	$275,739
Net expenses to average daily net assets	0.85	%*	0.86%	0.85%	0.85%	0.85%	0.85%
Net investment income to average daily net assets	2.47	%*	1.53%	1.52%	1.71%	1.71%	1.59%
Portfolio turnover rate	17	%**	37%	40%	25%	31%	24%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.09%	0.09%	0.09%	0.11%	0.15%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003(a)
Net asset value, beginning of period	$18.39		$17.99	$17.20	$14.80	$9.13	$10.60
Income (loss) from investment operations:
Net investment income (loss)†	0.25		0.28	0.26	0.26	0.21	0.08
Net realized and unrealized gain (loss)	1.13		4.52	3.20	3.76	5.77	(1.43)
Total from investment operations	1.38		4.80	3.46	4.02	5.98	(1.35)
Less distributions to shareholders:
From net investment income	(0.13)		(0.45)	(0.33)	(0.38)	(0.31)	(0.12)
From net realized gains	(1.17)		(3.95)	(2.34)	(1.24)	—	—
Total distributions	(1.30)		(4.40)	(2.67)	(1.62)	(0.31)	(0.12)
Net asset value, end of period	$18.47		$18.39	$17.99	$17.20	$14.80	$9.13
Total Return(b)	7.01	%**	30.00%	22.37%	28.44%	65.92%	(12.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$808,158		$740,872	$638,634	$567,048	$333,731	$202,319
Net expenses to average daily net assets	0.80	%*	0.81%	0.80%	0.81%	0.80%	0.80	%*
Net investment income to average daily net assets	2.51	%*	1.54%	1.55%	1.69%	1.78%	1.13	%*
Portfolio turnover rate	17	%**	37%	40%	25%	31%	24	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.09%	0.09%	0.09%	0.11%	0.14	%*

(a)  Period from June 14, 2002 (commencement of operations) through February 28, 2003.

(b)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/Citigroup Extended Market Index World ex-U.S. Index. The Fund typically makes equity investments in companies located or doing business outside of the U.S. that are in the smallest 30% of companies in a particular country as measured by total float-adjusted market capitalization. The Fund generally seeks to be fully invested and generally will not take temporary defensive positions, but may hold up to 10% of its total assets in cash and other high quality investments in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. The Fund may make investments in emerging countries, but these investments (excluding investments in companies from emerging countries included in the Fund's benchmark) generally will represent 10% or less of the Fund's total assets.
Throughout the period ended August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder servicing fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which

22

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

23

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

24

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their

25

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $60,078,559, collateralized by cash in the amount of $63,131,544, which was invested in the Bank of New York Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. For the period ended August 31, 2007, the Fund incurred no capital gains taxes.

26

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2007, the Fund incurred $3,475 in CPMF tax which is included in the net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$821,354,469	$392,501,873	$(36,732,827)	$355,769,046

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

27

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and

28

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.70% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $5,568 and $3,588, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $188,219,575 and $224,441,890, respectively.

5.   Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.   Principal shareholders and related parties

As of August 31, 2007, 57.05% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.01% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts.

29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.   Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,051,067	$103,400,000	423,166	$8,100,000
Shares issued to shareholders in reinvestment of distributions	1,533,771	30,353,315	4,723,975	81,261,068
Shares repurchased	(8,058,270)	(155,457,586)	(4,994,827)	(92,776,573)
Net increase (decrease)	(1,473,432)	$(21,704,271)	152,314	$(3,415,505)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	6,619,129	$126,292,990	—	$—
Shares issued to shareholders in reinvestment of distributions	2,274,092	45,049,776	8,605,233	148,279,756
Shares repurchased	(5,412,505)	(110,000,000)	(3,829,731)	(70,212,000)
Net increase (decrease)	3,480,716	$61,342,766	4,775,502	$78,067,756

30

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees

31

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

32

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.85%	$1,000.00	$1,069.60	$4.42
2) Hypothetical	0.85%	$1,000.00	$1,020.86	$4.32
Class IV
1) Actual	0.80%	$1,000.00	$1,070.10	$4.16
2) Hypothetical	0.80%	$1,000.00	$1,021.11	$4.06

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

33

GMO International Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.6%
Short-Term Investments	4.0
Preferred Stocks	0.7
Rights and Warrants	0.0
Foreign Currency Contracts	0.0
Futures	(0.1)
Other	0.8
100.0%
Country Summary	% of Equity Investments
United Kingdom	23.9%
Japan	22.0
Germany	12.5
France	11.2
Switzerland	4.2
Australia	4.1
Netherlands	3.9
Italy	3.8
Canada	2.6
Finland	2.2
Sweden	2.2
Spain	2.2
Singapore	1.5
Belgium	1.3
Ireland	0.7
Hong Kong	0.7
Norway	0.4
Greece	0.2
Austria	0.2
Portugal	0.2
100.0%

1

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	22.7%
Consumer Discretionary	13.0
Industrials	12.5
Energy	10.4
Health Care	9.2
Materials	9.2
Telecommunication Services	6.7
Information Technology	6.3
Consumer Staples	6.0
Utilities	4.0
100.0%

2

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.6%
	Australia — 3.9%
141	Aristocrat Leisure Ltd	1,612
730,094	Australia and New Zealand Banking Group Ltd	17,350,090
480,851	BHP Billiton Ltd	15,097,658
1,401,205	BlueScope Steel Ltd	12,198,226
204,777	Commonwealth Bank of Australia	9,243,226
1,266,234	Foster's Group Ltd	6,542,887
295,209	Macquarie Bank Ltd	17,633,749
1,902,422	Mirvac Group Ltd	8,369,854
566,433	QBE Insurance Group Ltd	16,142,590
92,169	Rio Tinto Ltd	7,028,482
817,099	Santos Ltd	8,899,787
674,123	Stockland	4,732,570
1,355,180	Suncorp-Metway Ltd	22,301,398
527,673	TABCORP Holdings Ltd	6,606,722
4,262,769	Telstra Corp Ltd	15,295,526
959,997	Westpac Banking Corp	21,386,150
402,030	Woodside Petroleum Ltd	14,850,266
848,445	Woolworths Ltd	20,771,325
945,346	Zinifex Ltd	12,979,127
	Total Australia	237,431,245
	Austria — 0.2%
88,416	OMV AG	5,478,704
89,884	Voestalpine AG	7,352,803
	Total Austria	12,831,507
	Belgium — 1.2%
246,289	Belgacom SA	10,805,848
27,283	Colruyt SA	5,828,280
42,274	Delhaize Group	4,146,699
553,143	Dexia	15,254,089
890,954	Fortis	32,677,229

See accompanying notes to the financial statements.

3

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
67,002	UCB SA	3,774,870
	Total Belgium	72,487,015
	Canada — 2.5%
213,000	BCE Inc	8,146,847
276,200	Canadian Imperial Bank of Commerce	25,030,625
206,900	Canadian Natural Resources	14,144,045
435,600	EnCana Corp	25,529,625
93,400	Magna International Inc Class A	8,386,542
262,300	National Bank of Canada	13,641,587
236,200	Potash Corp of Saskatchewan Inc	20,931,436
411,600	Research In Motion Ltd *	35,161,398
	Total Canada	150,972,105
	Finland — 2.1%
165,119	Elisa Oyj	4,605,690
71,972	KCI Konecranes Oyj	2,746,218
106,900	Kesko Oyj Class B	6,298,887
254,148	Neste Oil Oyj	8,806,450
1,724,746	Nokia Oyj	56,819,281
263,213	Outokumpu Oyj	7,990,731
100,700	Outotec Oyj	5,791,638
178,784	Rautaruukki Oyj	9,775,745
444,368	Sampo Oyj Class A	12,774,799
563,791	Tietoenator Oyj	13,117,932
	Total Finland	128,727,371
	France — 10.7%
159,235	Accor SA	13,603,115
209,620	Air France	8,675,585
55,959	Alstom	10,064,712
564,675	Arcelor Mittal	37,035,045
443,616	BNP Paribas	46,568,220
207,475	Bouygues	16,273,998

See accompanying notes to the financial statements.

4

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	France — continued
78,841	Carrefour SA	5,495,792
108,966	Casino Guichard-Perrachon SA	11,097,577
101,330	Cie de Saint-Gobain	10,973,773
626,731	Credit Agricole SA	23,541,782
101,232	Electricite de France	10,200,196
362,165	France Telecom SA	10,909,259
162,012	Groupe Danone	12,301,733
100,590	Lafarge SA	15,573,562
199,043	Michelin SA Class B	24,982,745
65,360	Nexans SA	10,513,280
417,507	Peugeot SA	35,416,677
188,470	Renault SA	25,318,890
271,038	Rhodia SA *	11,038,542
1,248,773	Sanofi-Aventis	102,277,701
41,385	Societe Generale	6,645,456
2,259,838	Total SA	169,473,770
37,345	Union du Credit-Bail Immobilier	8,946,306
278,726	Vinci SA	19,762,263
	Total France	646,689,979
	Germany — 11.3%
94,101	Adidas AG	5,543,652
272,593	Allianz SE (Registered)	58,560,289
512,022	Altana AG	11,713,639
395,074	BASF AG	52,335,705
258,486	Bayerische Motoren Werke AG	15,794,035
138,959	Bilfinger & Berger AG	11,519,473
383,445	Commerzbank AG	15,764,461
541,495	DaimlerChrysler AG (Registered)	48,242,191
1,720,159	Depfa Bank Plc	32,618,549
459,457	Deutsche Bank AG (Registered)	57,081,651
180,366	Deutsche Boerse AG	19,958,502
527,424	Deutsche Lufthansa AG (Registered)	15,390,488
169,920	Deutsche Post AG (Registered)	4,935,363

See accompanying notes to the financial statements.

5

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
489,056	Epcos AG	9,301,849
385,503	GEA Group AG *	12,558,997
109,393	Hochtief AG	10,996,619
884,554	Infineon Technologies AG *	13,800,076
140,128	Landesbank Berlin Holding AG	1,278,615
172,477	MAN AG	24,764,094
355,360	Muenchener Rueckversicherungs AG (Registered)	61,527,732
183,317	Premiere AG *	4,026,843
62,796	Rheinmetall AG	5,211,759
87,446	Salzgitter AG	17,318,231
160,782	SGL Carbon AG *	7,763,198
504,656	Siemens AG (Registered)	63,451,888
202,279	Stada Arzneimittel AG	13,000,913
393,294	Suedzucker AG	7,550,318
69,279	Techem AG	4,311,999
382,857	ThyssenKrupp AG	22,411,498
427,938	TUI AG * (a)	11,129,903
210,842	Volkswagen AG	43,659,980
	Total Germany	683,522,510
	Greece — 0.2%
228,251	National Bank of Greece SA	13,539,817
	Hong Kong — 0.6%
2,485,200	Bank of East Asia Ltd	13,851,708
1,964,500	CLP Holdings Ltd	13,528,172
428,000	Hang Lung Group Ltd	2,043,295
1,410,000	Hong Kong Electric Holdings Ltd	7,069,484
1,073,500	Yue Yuen Industrial Holdings	3,238,941
	Total Hong Kong	39,731,600
	Ireland — 0.7%
627,039	Anglo Irish Bank Corp	11,703,857
406,373	C&C Group Plc	2,974,726

See accompanying notes to the financial statements.

6

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Ireland — continued
430,752	CRH Plc	18,621,665
265,691	DCC Plc	7,026,185
	Total Ireland	40,326,433
	Italy — 3.6%
4,134,238	Enel SPA	42,718,828
4,202,500	ENI SPA	145,161,157
796,879	Fiat SPA	21,251,781
995,826	Impregilo SPA *	7,230,622
	Total Italy	216,362,388
	Japan — 21.0%
185,530	Acom Co Ltd	5,534,919
174,100	Aiful Corp	3,472,302
1,207,500	Alps Electric Co Ltd	14,166,454
201,100	Astellas Pharma Inc	9,321,642
618,550	Canon Inc	35,306,510
337,700	Chubu Electric Power Co Inc	9,001,533
726,200	Daiei Inc *	5,475,153
559,948	Daiichi Sankyo Co Ltd	15,277,154
1,862,000	Daikyo Inc	6,686,564
99,200	Eisai Co Ltd	4,132,031
190,000	Elpida Memory Inc *	7,339,420
1,197,000	Fuji Heavy Industries Ltd	5,017,376
362,100	Fuji Photo Film Co Ltd	15,597,419
3,318,000	Haseko Corp *	8,938,232
2,171,700	Honda Motor Co Ltd	71,379,343
264,600	Hoya Corp	9,174,288
2,444,000	Isuzu Motors Ltd	13,255,104
2,662,000	Itochu Corp	28,746,669
1,071	Japan Real Estate Investment Corp	11,887,673
568,000	Japan Steel Works Ltd (The)	8,378,939
2,961	Japan Tobacco Inc	16,443,929
312,600	JFE Holdings Inc	20,354,194

See accompanying notes to the financial statements.

7

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
437,100	Kansai Electric Power Co Inc	10,211,917
242,000	Kao Corp	6,880,837
1,546,000	Kawasaki Heavy Industries Ltd	6,060,026
2,632,000	Kawasaki Kisen Kaisha Ltd	33,855,733
1,916	Kenedix Inc	2,799,487
7,080	KK DaVinci Advisors *	4,887,246
192,500	Konami Corp	4,856,353
275,000	Konica Minolta Holdings Inc	4,301,102
75,900	Kyocera Corp	6,948,312
164,700	Kyushu Electric Power Co Inc	4,395,149
3,497,000	Marubeni Corp	28,438,689
871,000	Meiji Dairies Corp	4,849,019
1,724,600	Mitsubishi Corp	48,406,792
594,500	Mitsubishi Estate Co Ltd	15,893,565
1,732,000	Mitsubishi Heavy Industries	10,580,578
1,504,000	Mitsui & Co	31,263,946
479,000	Mitsui Fudosan Co Ltd	12,531,197
1,806,000	Mitsui OSK Lines Ltd	26,529,572
2,503,600	Mitsui Trust Holding Inc	20,876,787
553,500	Mitsumi Electric Co Ltd	20,748,940
491,000	NGK Insulators Ltd	16,224,524
128,900	Nintendo Co Ltd	59,329,022
1,253	Nippon Building Fund Inc	16,058,723
2,863,000	Nippon Light Metal	6,267,460
2,925,000	Nippon Oil Corp	24,610,812
7,022,000	Nippon Steel Corp	49,068,631
1,147,000	Nippon Suisan Kaisha Ltd	5,230,935
3,843	Nippon Telegraph & Telephone Corp	17,691,897
1,025,000	Nippon Yakin Koguo Co Ltd	9,201,814
1,806,000	Nippon Yusen Kabushiki Kaisha	17,808,455
3,367,500	Nissan Motor Co	32,169,307
12,364	NTT Docomo Inc	18,847,504
60,100	Ono Pharmaceutical Co Ltd	3,106,984
6,052,000	Osaka Gas Co Ltd	22,477,993

See accompanying notes to the financial statements.

8

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,201,000	Pacific Metals Co Ltd	16,587,416
226,000	Pioneer Corp	2,746,584
10,189	Resona Holdings Inc	21,436,611
709,000	Ricoh Company Ltd	15,605,757
7,304,000	Sanyo Electric Co Ltd *	11,347,315
783,900	Seven & I Holdings Co Ltd	20,901,589
476,200	Softbank Corp	9,140,361
4,865,400	Sojitz Corp	20,245,867
320,600	Sony Corp	15,348,863
199,700	SUMCO Corp	10,670,758
864,700	Sumitomo Corp	14,916,372
69,000	Sumitomo Titanium Corp	5,398,015
144,000	Taisho Pharmaceutical Co Ltd (a)	2,817,785
687,000	Taiyo Yuden Co Ltd	13,761,504
847,200	Takeda Pharmaceutical Co Ltd	57,964,257
190,080	Takefuji Corp	5,100,637
754,800	Tokyo Electric Power Co Inc	19,796,416
153,200	Tokyo Electron Ltd	10,966,487
1,276,000	Tokyo Gas Co Ltd	6,339,717
495,900	Tokyo Steel Manufacturing Co	6,556,898
354,000	TonenGeneral Sekiyu KK	3,506,484
895,100	Toyota Motor Corp	51,834,299
	Total Japan	1,271,286,148
	Netherlands — 3.7%
1,417,660	ABN Amro Holdings NV	65,886,035
1,027,384	Aegon NV	18,742,265
82,873	Akzo Nobel NV	6,531,942
273,576	Corporate Express	3,066,328
51,431	Heineken Holding NV	2,823,900
357,694	Heineken NV	22,674,998
1,469,341	ING Groep NV	59,135,960
677,824	Koninklijke Ahold NV *	9,083,980
206,017	Koninklijke DSM	10,536,205

See accompanying notes to the financial statements.

9

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
413,507	Koninklijke KPN NV	6,456,656
117,352	OCE NV	2,525,768
705,219	Reed Elsevier NV	12,722,250
63,789	Wereldhave NV	7,640,963
	Total Netherlands	227,827,250
	Norway — 0.4%
658,150	Statoil ASA	18,936,044
262,700	Tandberg ASA	5,728,235
	Total Norway	24,664,279
	Portugal — 0.2%
2,575,760	Banco Commercial Portugues SA	12,032,126
	Singapore — 1.4%
943,000	City Developments Ltd	9,242,990
1,490,500	DBS Group Holdings Ltd	19,589,024
1,152,000	Keppel Corp Ltd	9,669,590
412,200	MobileOne Ltd	570,241
2,928,000	Oversea-Chinese Banking Corp	16,460,072
2,289,000	Singapore Exchange Ltd	14,664,706
1,121,000	United Overseas Bank Ltd	15,319,390
	Total Singapore	85,516,013
	Spain — 2.1%
259,218	Acerinox SA	6,525,299
130,273	ACS Actividades de Construccion y Servicios SA	7,170,041
937,748	Avanzit SA *	5,218,500
420,162	Banco Popular Espanol SA	7,669,929
668,930	Banco Santander Central Hispano SA	12,221,319
289,445	Iberdrola SA	16,054,923
784,070	Repsol YPF SA	28,253,471
1,719,093	Telefonica SA	42,749,954
	Total Spain	125,863,436

See accompanying notes to the financial statements.

10

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Sweden — 2.1%
606,600	Electrolux AB Series B	13,646,867
425,750	Hennes & Mauritz AB Class B	24,069,906
1,096,500	Sandvik AB	22,409,408
574,400	Scania AB Class B	13,403,152
320,800	Skandinaviska Enskilda Banken AB Class A	9,719,999
369,000	Swedbank AB	12,121,754
334,650	Tele2 AB Class B	6,130,524
1,539,400	Volvo AB Class B	26,696,777
	Total Sweden	128,198,387
	Switzerland — 4.0%
185,655	Actelion Ltd *	10,314,257
175,409	Credit Suisse Group	11,511,772
38,700	Geberit AG (Registered)	5,714,020
11,925	Nestle SA (Registered)	5,197,400
1,741,722	Novartis AG (Registered)	91,814,784
8,020	Sulzer AG (Registered)	10,657,905
37,798	Swatch Group AG	11,353,786
355,455	Swiss Reinsurance Co (Registered)	29,990,475
14,215	Unaxis Holding AG (Registered) *	4,597,134
214,914	Zurich Financial Services AG	61,723,375
	Total Switzerland	242,874,908
	United Kingdom — 22.7%
971,457	3i Group Plc	20,717,955
1,174,461	Aberdeen Asset Management	4,236,601
1,134,382	AMEC Plc	15,006,990
688,130	Arriva Plc	10,545,254
1,214,059	AstraZeneca Plc	59,832,956
2,346,529	Aviva Plc	33,614,625
704,818	Barratt Developments Plc	13,235,884
1,466,851	BBA Aviation Plc	7,159,313
119,657	Berkeley Group Holdings Plc *	3,889,399
1,427,592	BG Group Plc	22,845,721

See accompanying notes to the financial statements.

11

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
854,600	BHP Billiton Plc	25,060,926
1,035,909	Britvic Plc	6,953,748
9,411,361	BT Group Plc	60,020,002
1,928,153	Cable & Wireless Plc	6,670,799
578,305	Capita Group Plc	8,773,623
2,810,271	Centrica Plc	21,902,731
722,212	Compass Group Plc	4,746,208
169,529	Cookson Group Plc	2,633,087
3,528,469	DSG International Plc	11,071,236
893,591	FirstGroup Plc	11,798,271
5,912,700	GlaxoSmithKline Plc	154,300,926
934,883	HBOS Plc	16,618,354
1,940,294	Home Retail Group	16,254,849
173,887	IMI Plc	1,987,129
927,328	Imperial Chemical Industries Plc	11,849,196
595,644	Imperial Tobacco Group Plc	26,953,788
206,414	Intermediate Capital Group Plc	6,209,938
1,729,766	J Sainsbury Plc	19,364,427
1,055,004	Kesa Electricals Plc	6,604,806
1,050,873	Kingfisher Plc	4,430,034
1,698,984	Ladbrokes Plc	14,971,140
773,035	Michael Page International Plc	7,500,760
1,803,753	National Grid Plc	27,031,733
418,646	Next Plc	16,363,288
2,278,533	Northern Foods Plc	4,722,727
4,364,005	Old Mutual Plc	14,093,238
234,773	Provident Financial Plc	4,135,140
366,479	Punch Taverns Plc	8,149,844
409,219	Reckitt Benckiser Plc	22,314,087
811,495	Rio Tinto Plc	56,053,617
3,980,360	Royal & Sun Alliance Insurance Group	11,383,229
8,680,993	Royal Bank of Scotland Group	100,875,341
785,414	Royal Dutch Shell Group Class A (Amsterdam)	30,422,717
1,370,789	Royal Dutch Shell Plc A Shares (London)	53,264,705

See accompanying notes to the financial statements.

12

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
759,190	Royal Dutch Shell Plc B Shares (London)	29,604,829
585,410	Scottish & Southern Energy Plc	16,774,655
220,362	Smith News Plc	651,884
152,144	Spectris Plc	2,738,419
2,404,744	Stagecoach Group Plc	10,812,300
952,444	Tate & Lyle Plc	10,873,684
2,937,716	Taylor Woodrow Plc	20,649,355
3,635,625	Tesco Plc	31,255,789
694,916	Tomkins Plc	3,352,470
254,974	Travis Perkins Plc	9,204,702
954,876	Trinity Mirror Plc	9,063,780
950,710	Unilever Plc	30,044,430
305,281	United Utilities Plc	4,266,435
47,854,308	Vodafone Group Inc	154,648,159
388,457	Wetherspoon J D Plc	4,594,798
636,823	WH Smith Plc	5,290,699
237,829	Whitbread Plc	7,896,492
2,832,712	William Morrison Supermarkets Plc	16,417,008
408,953	Xstrata Plc	24,061,072
	Total United Kingdom	1,378,771,302
	TOTAL COMMON STOCKS (COST $5,259,363,013)	5,739,655,819
	PREFERRED STOCKS — 0.7%
	Germany — 0.6%
82,010	Fresenius Medical Care AG (Non Voting) 1.09%	6,046,654
8,684	Porsche AG (Non Voting) 0.46%	15,528,988
131,566	Volkswagen AG 1.39%	16,364,443
	Total Germany	37,940,085
	Italy — 0.1%
973,715	Compagnia Assicuratrice Unipol 3.37%	3,103,479
	TOTAL PREFERRED STOCKS (COST $27,243,706)	41,043,564

See accompanying notes to the financial statements.

13

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
973,715	Unipol Gruppo Finanziario SPA Rights, Expires 07/03/07 * (b)	—
	Spain — 0.0%
937,748	Avanzit SA Rights, Expires 09/13/07 *	319,362
	TOTAL RIGHTS AND WARRANTS (COST $522,983)	319,362
	SHORT-TERM INVESTMENTS — 4.0%
4,539,322	Bank of New York Institutional Cash Reserves Fund (c)	4,539,322
146,900,000	ING Bank Time Deposit, 5.32%, due 09/04/07	146,900,000
88,500,000	Societe Generale Time Deposit, 5.28%, due 09/04/07	88,500,000
	TOTAL SHORT-TERM INVESTMENTS (COST $239,939,322)	239,939,322
	TOTAL INVESTMENTS — 99.3% (Cost $5,527,069,024)	6,020,958,067
	Other Assets and Liabilities (net) — 0.7%	45,398,408
	TOTAL NET ASSETS — 100.0%	$6,066,356,475

See accompanying notes to the financial statements.

14

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	CHF	64,511,670	$53,709,686	$(83,122)
11/20/07	CHF	64,511,670	53,709,686	(105,065)
11/20/07	CHF	64,511,670	53,709,686	(70,207)
11/20/07	CHF	64,511,670	53,709,685	(85,903)
11/20/07	CHF	64,511,670	53,709,685	(145,633)
11/20/07	CHF	64,511,670	53,709,685	(127,655)
11/20/07	CHF	64,511,670	53,709,685	(149,005)
11/20/07	EUR	34,929,000	47,718,393	501,720
11/20/07	GBP	5,904,000	11,884,915	144,693
11/20/07	HKD	11,827,867	1,519,263	2,714
11/20/07	HKD	11,827,867	1,519,263	2,936
11/20/07	HKD	11,827,867	1,519,262	2,830
11/20/07	HKD	11,827,867	1,519,262	3,491
11/20/07	HKD	11,827,867	1,519,262	3,063
11/20/07	HKD	11,827,867	1,519,262	3,258
11/20/07	HKD	11,827,867	1,519,262	3,452
11/20/07	JPY	8,237,509,535	71,900,844	544,899
11/20/07	JPY	2,639,716,535	23,040,684	(146,129)
11/20/07	JPY	2,639,716,535	23,040,683	(114,197)
11/20/07	JPY	2,639,716,535	23,040,683	(148,084)
11/20/07	JPY	2,639,716,535	23,040,683	(226,981)
11/20/07	JPY	2,639,716,535	23,040,683	(212,634)
11/20/07	JPY	2,639,716,535	23,040,683	(275,134)
11/20/07	NZD	4,117,286	2,871,440	20,910
11/20/07	NZD	4,117,286	2,871,439	17,143
11/20/07	NZD	4,117,286	2,871,439	23,595
11/20/07	NZD	4,117,286	2,871,439	20,424
11/20/07	NZD	4,117,286	2,871,439	30,047
11/20/07	NZD	4,117,286	2,871,439	20,425
11/20/07	NZD	54,914,286	38,297,809	(2,860,820)
11/20/07	SEK	125,794,356	18,304,337	66,586

See accompanying notes to the financial statements.

15

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	SEK	125,794,356	$18,304,337	$59,730
11/20/07	SEK	125,794,356	18,304,337	97,019
11/20/07	SEK	125,794,356	18,304,337	75,384
11/20/07	SEK	125,794,356	18,304,336	64,018
11/20/07	SEK	125,794,356	18,304,336	99,698
11/20/07	SEK	125,794,356	18,304,336	107,291
			$840,007,685	$(2,835,243)
Sales
11/20/07	AUD	36,073,811	$29,454,712	$384,876
11/20/07	AUD	29,650,811	24,210,253	(556,141)
11/20/07	AUD	18,204,811	14,864,453	(330,096)
11/20/07	AUD	18,204,811	14,864,453	(376,154)
11/20/07	AUD	18,204,811	14,864,453	(329,003)
11/20/07	AUD	18,204,811	14,864,452	(365,085)
11/20/07	AUD	18,204,811	14,864,452	(269,364)
11/20/07	CAD	840,037	796,586	(1,901)
11/20/07	CAD	840,037	796,586	(561)
11/20/07	CAD	840,037	796,586	(2,127)
11/20/07	CAD	840,037	796,586	(1,266)
11/20/07	CAD	840,037	796,585	(3,087)
11/20/07	CAD	840,037	796,585	(1,796)
11/20/07	CAD	840,037	796,585	(1,435)
11/20/07	EUR	70,410,716	96,191,881	515,486
11/20/07	EUR	23,432,716	32,012,699	(335,908)
11/20/07	EUR	23,432,716	32,012,699	(340,688)
11/20/07	EUR	23,432,716	32,012,699	(378,532)
11/20/07	EUR	23,432,716	32,012,699	(365,410)
11/20/07	EUR	23,432,716	32,012,698	(354,865)
11/20/07	EUR	23,432,716	32,012,698	(369,628)
11/20/07	GBP	42,927,673	86,414,593	(54,873)
11/20/07	GBP	13,169,673	26,510,917	(374,107)
11/20/07	GBP	13,169,673	26,510,917	(387,763)
11/20/07	GBP	13,169,673	26,510,916	(412,838)
11/20/07	GBP	13,169,673	26,510,916	(428,668)

See accompanying notes to the financial statements.

16

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	GBP	13,169,673	$26,510,916	$(428,379)
11/20/07	GBP	13,169,673	26,510,916	(420,740)
11/20/07	NOK	66,084,575	11,348,992	130,835
11/20/07	NOK	66,099,575	11,351,568	128,158
11/20/07	NOK	3,224,575	553,771	(10,042)
11/20/07	NOK	3,224,575	553,771	(10,208)
11/20/07	NOK	3,224,575	553,770	(8,950)
11/20/07	NOK	3,224,575	553,770	(9,318)
11/20/07	NOK	3,224,575	553,770	(8,987)
11/20/07	SGD	2,310,456	1,524,536	(2,997)
11/20/07	SGD	2,310,456	1,524,536	(3,183)
11/20/07	SGD	2,310,456	1,524,535	(4,498)
11/20/07	SGD	2,310,456	1,524,535	(2,446)
11/20/07	SGD	2,310,456	1,524,535	(3,398)
11/20/07	SGD	2,310,456	1,524,535	(2,195)
11/20/07	SGD	2,310,456	1,524,535	(2,094)
			$703,452,650	$(5,799,376)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
97	CAC 40	September 2007	$7,496,864	$420,568
241	DAX	September 2007	62,800,117	(231,092)
660	E-mini MSCI EAFE	September 2007	72,418,500	(3,218,820)
1,059	MSCI Singapore	September 2007	58,328,888	2,519,110
81	S&P/MIB	September 2007	22,206,378	(16,454)
359	SPI 200	September 2007	45,990,731	836,763
40	TOPIX	September 2007	5,566,975	(204,177)
			$274,808,453	$105,898

See accompanying notes to the financial statements.

17

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
768	S&P Toronto 60	September 2007	$115,607,273	$236,598

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  As of August 31, 2007, these rights have been exercised but shares have not yet been credited to the Fund.

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 88.57% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

18

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $4,409,958 (cost $5,527,069,024) (Note 2)	$6,020,958,067
Cash	23,781
Foreign currency, at value (cost $7,831,205) (Note 2)	6,951,009
Receivable for investments sold	17,009,766
Receivable for Fund shares sold	248,886
Dividends and interest receivable	13,537,401
Foreign taxes receivable	1,931,134
Unrealized appreciation on open forward currency contracts (Note 2)	3,074,681
Receivable for collateral on open futures contracts (Note 2)	25,170,000
Receivable for variation margin on open futures contracts (Note 2)	2,643,666
Receivable for expenses reimbursed by Manager (Note 3)	144,987
Total assets	6,091,693,378
Liabilities:
Collateral on securities loaned, at value (Note 2)	4,539,322
Payable for investments purchased	6,536,879
Payable to affiliate for (Note 3):
Management fee	1,891,099
Shareholder service fee	366,381
Trustees and Chief Compliance Officer of GMO Trust fees	9,423
Unrealized depreciation on open forward currency contracts (Note 2)	11,709,300
Accrued expenses	284,499
Total liabilities	25,336,903
Net assets	$6,066,356,475

See accompanying notes to the financial statements.

19

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,399,026,692
Accumulated undistributed net investment income	76,726,792
Accumulated net realized gain	105,830,648
Net unrealized appreciation	484,772,343
$6,066,356,475
Net assets attributable to:
Class III shares	$994,933,621
Class IV shares	$678,195,260
Class VI shares	$4,393,227,594
Shares outstanding:
Class III	24,058,802
Class IV	16,403,434
Class VI	106,273,361
Net asset value per share:
Class III	$41.35
Class IV	$41.34
Class VI	$41.34

See accompanying notes to the financial statements.

20

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $9,187,804)	$85,427,565
Interest	6,622,557
Securities lending income	2,289,668
Total investment income	94,339,790
Expenses:
Management fee (Note 3)	9,175,175
Shareholder service fee – Class III (Note 3)	700,699
Shareholder service fee – Class IV (Note 3)	360,874
Shareholder service fee – Class VI (Note 3)	850,528
Custodian and fund accounting agent fees	543,390
Transfer agent fees	24,012
Audit and tax fees	35,880
Legal fees	51,704
Trustees fees and related expenses (Note 3)	24,949
Miscellaneous	36,800
Total expenses	11,804,011
Fees and expenses reimbursed by Manager (Note 3)	(678,262)
Net expenses	11,125,749
Net investment income (loss)	83,214,041
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	102,201,525
Closed futures contracts	5,560,981
Foreign currency, forward contracts and foreign currency related transactions	(1,743,107)
Net realized gain (loss)	106,019,399
Change in net unrealized appreciation (depreciation) on:
Investments	8,818,321
Open futures contracts	2,387,143
Foreign currency, forward contracts and foreign currency related transactions	(13,978,036)
Net unrealized gain (loss)	(2,772,572)
Net realized and unrealized gain (loss)	103,246,827
Net increase (decrease) in net assets resulting from operations	$186,460,868

See accompanying notes to the financial statements.

21

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$83,214,041	$57,734,964
Net realized gain (loss)	106,019,399	191,962,966
Change in net unrealized appreciation (depreciation)	(2,772,572)	212,810,791
Net increase (decrease) in net assets from operations	186,460,868	462,508,721
Distributions to shareholders from:
Net investment income
Class III	—	(15,520,665)
Class IV	—	(19,922,801)
Class VI	—	(18,254,450)
Total distributions from net investment income	—	(53,697,916)
Net realized gains
Class III	(14,419,979)	(41,938,026)
Class IV	(14,613,420)	(49,032,006)
Class VI	(55,104,845)	(44,892,191)
Total distributions from net realized gains	(84,138,244)	(135,862,223)
	(84,138,244)	(189,560,139)
Net share transactions (Note 7):
Class III	70,313,945	(41,461,834)
Class IV	(64,419,331)	(579,931,387)
Class VI	2,990,782,258	1,311,930,094
Increase (decrease) in net assets resulting from net share transactions	2,996,676,872	690,536,873
Total increase (decrease) in net assets	3,098,999,496	963,485,455
Net assets:
Beginning of period	2,967,356,979	2,003,871,524
End of period (including accumulated undistributed net investment income of $76,726,792 and distributions in excess of net investment income of $6,487,249, respectively)	$6,066,356,475	$2,967,356,979

See accompanying notes to the financial statements.

22

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$39.38		$35.23	$30.81	$26.75	$18.04	$20.40
Income (loss) from investment operations:
Net investment income (loss)†	0.73		0.86	0.72	0.55	0.40	0.37
Net realized and unrealized gain (loss)	1.89		6.06	4.79	4.54	8.81	(2.03)
Total from investment operations	2.62		6.92	5.51	5.09	9.21	(1.66)
Less distributions to shareholders:
From net investment income	—		(0.77)	(0.16)	(0.54)	(0.50)	(0.70)
From net realized gains	(0.65)		(2.00)	(0.93)	(0.49)	—	—
Total distributions	(0.65)		(2.77)	(1.09)	(1.03)	(0.50)	(0.70)
Net asset value, end of period	$41.35		$39.38	$35.23	$30.81	$26.75	$18.04
Total Return(a)	6.58	%**	20.04%	18.26%	19.20%	51.46%	(8.28)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$994,934		$877,816	$820,336	$321,463	$201,333	$68,047
Net expenses to average daily net assets	0.53	%*	0.53%	0.54%	0.55%	0.55%	0.55%
Net investment income to average daily net assets	3.47	%*	2.29%	2.26%	1.98%	1.77%	1.82%
Portfolio turnover rate	11	%**	47%	43%	45%	43%	64%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.05%	0.10%	0.14%	0.27%	0.39%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004(a)
Net asset value, beginning of period	$39.36		$35.21	$30.80	$26.75	$21.08
Income (loss) from investment operations:
Net investment income (loss)†	0.73		0.85	0.65	0.56	0.16
Net realized and unrealized gain (loss)	1.90		6.09	4.87	4.54	6.03
Total from investment operations	2.63		6.94	5.52	5.10	6.19
Less distributions to shareholders:
From net investment income	—		(0.79)	(0.18)	(0.56)	(0.52)
From net realized gains	(0.65)		(2.00)	(0.93)	(0.49)	—
Total distributions	(0.65)		(2.79)	(1.11)	(1.05)	(0.52)
Net asset value, end of period	$41.34		$39.36	$35.21	$30.80	$26.75
Total Return(b)	6.61	%**	20.14%	18.31%	19.24%	29.71	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$678,195		$711,712	$1,183,535	$255,580	$24,134
Net expenses to average daily net assets	0.47	%*	0.47%	0.48%	0.49%	0.49	%*
Net investment income to average daily net assets	3.46	%*	2.27%	1.98%	2.01%	0.99	%*
Portfolio turnover rate	11	%**	47%	43%	45%	43	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.05%	0.11%	0.14%	0.26	%*

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout period.

††  Calculation represents portfolio turnover of the Fund for year ended February 29, 2004.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from March 28, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$39.35		$36.09
Income (loss) from investment operations:
Net investment income (loss)†	0.73		0.74
Net realized and unrealized gain (loss)	1.91		5.33
Total from investment operations	2.64		6.07
Less distributions to shareholders:
From net investment income	—		(0.81)
From net realized gains	(0.65)		(2.00)
Total distributions	(0.65)		(2.81)
Net asset value, end of period	$41.34		$39.35
Total Return(a)	6.64	%**	17.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,393,228		$1,377,829
Net expenses to average daily net assets	0.44	%*	0.44	%*
Net investment income to average daily net assets	3.43	%*	2.11	%*
Portfolio turnover rate	11	%**	47	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.05	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO International Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI EAFE Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

As of August 31, 2007, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

26

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price,

27

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

28

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a

29

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $4,409,958, collateralized by cash in the amount of $4,539,322 which was invested in the Bank of New York Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,528,967,561	$664,512,031	$(172,521,525)	$491,990,506

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

30

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial

31

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.38% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.09% for Class IV shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.38% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $18,877 and $13,524, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $3,361,374,788 and $470,709,665, respectively.

32

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 29.24% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, 0.10% of the Fund's shares were held by three related parties comprised of certain GMO employee accounts, and 47.49% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	6,059,870	$251,429,483	7,843,505	$293,242,889
Shares issued to shareholders in reinvestment of distributions	328,052	14,211,229	1,421,250	53,860,001
Shares repurchased	(4,619,558)	(195,326,767)	(10,261,207)	(388,564,724)
Net increase (decrease)	1,768,364	$70,313,945	(996,452)	$(41,461,834)

33

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	4,512,140	$193,280,815	7,912,379	$293,799,706
Shares issued to shareholders in reinvestment of distributions	337,414	14,613,420	1,684,571	63,941,116
Shares repurchased	(6,528,535)	(272,313,566)	(25,127,429)	(937,672,209)
Net increase (decrease)	(1,678,981)	$(64,419,331)	(15,530,479)	$(579,931,387)
	Six Months Ended August 31, 2007 (Unaudited)		Period from March 28, 2006 (commencement of operations) through February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	71,693,555	$3,007,021,387	34,871,102	$1,305,783,453
Shares issued to shareholders in reinvestment of distributions	1,272,629	55,104,845	1,665,967	63,146,641
Shares repurchased	(1,710,174)	(71,343,974)	(1,519,718)	(57,000,000)
Net increase (decrease)	71,256,010	$2,990,782,258	35,017,351	$1,311,930,094

34

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

35

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

36

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

37

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

38

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.53%	$1,000.00	$1,065.80	$2.75
2) Hypothetical	0.53%	$1,000.00	$1,022.47	$2.69
Class IV
1) Actual	0.47%	$1,000.00	$1,066.10	$2.44
2) Hypothetical	0.47%	$1,000.00	$1,022.77	$2.39
Class VI
1) Actual	0.44%	$1,000.00	$1,066.40	$2.29
2) Hypothetical	0.44%	$1,000.00	$1,022.92	$2.24

*  Expenses are calculated using each Class's annualized net expense ratio for the six month period ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days, divided by 366 days in the year.

39

GMO International Growth Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	92.2%
Short-Term Investments	4.3
Preferred Stocks	0.7
Futures	0.1
Rights and Warrants	0.0
Forward Currency Contracts	(0.3)
Other	3.0
100.0%
Country Summary	% of Equity Investments
Japan	20.5%
United Kingdom	19.6
France	8.5
Germany	8.3
Australia	5.7
Spain	5.3
Canada	4.9
Sweden	4.7
Switzerland	4.3
Singapore	2.6
Italy	2.1
Ireland	2.0
Belgium	1.9
Norway	1.9
Denmark	1.9
Hong Kong	1.8
Finland	1.6
Netherlands	1.4
Austria	0.8
Greece	0.2
100.0%

1

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	21.2%
Industrials	11.4
Energy	11.1
Consumer Discretionary	10.9
Materials	10.9
Health Care	10.1
Telecommunication Services	7.6
Information Technology	7.0
Consumer Staples	5.7
Utilities	4.1
100.0%

2

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.2%
	Australia — 5.3%
404,779	Australia and New Zealand Banking Group Ltd	9,619,244
97,024	Australian Stock Exchange Ltd	3,674,347
278,321	BHP Billiton Ltd	8,738,664
980,479	BlueScope Steel Ltd	8,535,585
563,121	Coles Myer Ltd	6,531,497
328,079	CSL Ltd	26,328,019
2,286,635	CSR Ltd	6,283,175
1,615,520	Foster's Group Ltd	8,347,719
817,265	Harvey Norman Holdings Ltd	3,568,598
2,473,192	Insurance Australia Group Ltd	10,191,564
320,073	Lend Lease Corp Ltd	5,033,031
308,068	Macquarie Bank Ltd	18,401,857
793,466	QBE Insurance Group Ltd	22,612,729
76,922	Rio Tinto Ltd	5,865,799
684,958	Toll Holdings Ltd	7,611,711
370,620	Westfield Group	6,346,353
619,543	Westpac Banking Corp	13,801,751
528,795	Woodside Petroleum Ltd	19,532,737
432,368	Woolworths Ltd	10,585,078
239,535	Worleyparsons Ltd	7,544,905
846,918	Zinifex Ltd	11,627,760
	Total Australia	220,782,123
	Austria — 0.7%
56,211	Erste Bank Der Oesterreichischen Sparkassen AG	4,081,617
124,910	OMV AG	7,740,057
56,347	Raiffeisen International Bank Holding	8,148,197
131,616	Voestalpine AG	10,766,616
	Total Austria	30,736,487

See accompanying notes to the financial statements.

3

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Belgium — 1.8%
268,602	Belgacom SA	11,784,823
40,143	Colruyt SA	8,575,474
521,662	Fortis	19,132,827
89,768	Inbev NV	7,371,171
58,431	KBC Groep NV	7,332,940
40,463	Solvay SA	6,006,544
129,708	UCB SA	7,307,705
31,558	Umicore	7,237,794
	Total Belgium	74,749,278
	Canada — 4.5%
100,100	Bank of Nova Scotia	4,951,917
133,100	Canadian Imperial Bank of Commerce	12,062,187
106,700	Canadian National Railway Co	5,628,021
526,100	EnCana Corp	30,833,645
270,800	Goldcorp Inc	6,393,034
368,600	Potash Corp of Saskatchewan Inc	32,664,383
651,600	Research In Motion Ltd *	55,663,670
273,900	Rogers Communications Inc	12,444,812
125,500	Royal Bank of Canada	6,458,021
147,700	Suncor Energy Inc	13,231,458
103,000	Toronto Dominion Bank	7,047,112
	Total Canada	187,378,260
	Denmark — 1.8%
290	AP Moller-Maersk A/S Class A	3,747,345
1,420	AP Moller-Maersk A/S	18,584,814
101,400	Danske Bank A/S	4,163,403
329,400	H Lundbeck A/S	7,750,219
260,500	Novo-Nordisk A/S	29,039,014
146,950	Vestas Wind Systems A/S *	9,954,002
	Total Denmark	73,238,797

See accompanying notes to the financial statements.

4

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Finland — 1.5%
233,563	Elisa Oyj	6,514,810
73,714	Kone Oyj	4,833,638
659,507	Nokia Oyj	21,726,511
257,964	Nokian Renkaat Oyj	9,102,260
311,800	Outokumpu Oyj	9,465,756
157,021	Rautaruukki Oyj	8,585,764
	Total Finland	60,228,739
	France — 7.9%
281,929	BNP Paribas	29,595,262
148,277	Bouygues	11,630,604
98,839	Carrefour SA	6,889,798
330,512	Credit Agricole SA	12,414,962
135,380	Electricite de France	13,640,969
103,490	Groupe Danone	7,858,099
67,140	Hermes International	7,227,852
42,691	Lafarge SA	6,609,513
202,415	Peugeot SA	17,170,650
45,187	Renault SA	6,070,381
882,567	Sanofi-Aventis	72,284,494
51,369	Schneider Electric SA	6,791,784
1,468,835	Total SA	110,153,474
72,814	Union du Credit-Bail Immobilier	17,443,201
57,177	Vinci SA	4,053,970
	Total France	329,835,013
	Germany — 6.9%
142,483	Allianz SE (Registered)	30,609,170
98,800	BASF AG	13,088,099
686,898	Depfa Bank Plc	13,025,317
241,207	Deutsche Bank AG (Registered)	29,966,882
171,408	Deutsche Boerse AG	18,967,249
73,435	E. On AG	12,340,883
124,353	Fresenius Medical Care AG & Co	6,117,131

See accompanying notes to the financial statements.

5

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
54,876	MAN AG	7,879,047
299,463	Muenchener Rueckversicherungs AG (Registered)	51,849,615
141,794	Premiere AG *	3,114,726
90,146	Salzgitter AG	17,852,952
414,706	Siemens AG (Registered)	52,142,209
98,515	Stada Arzneimittel AG	6,331,774
146,578	ThyssenKrupp AG	8,580,312
52,117	Volkswagen AG	10,792,096
65,516	Wincor Nixdorf AG	5,658,032
	Total Germany	288,315,494
	Greece — 0.2%
224,908	Hellenic Telecommunications Organization SA	7,331,634
	Hong Kong — 1.7%
2,110,000	Bank of East Asia Ltd	11,760,463
1,717,000	CLP Holdings Ltd	11,823,809
1,246,500	Esprit Holdings Ltd	18,107,288
1,618,000	Hong Kong Electric Holdings Ltd	8,112,358
666,000	Hong Kong Exchanges and Clearing Ltd	12,290,455
2,542,000	Li & Fung Ltd	9,443,475
	Total Hong Kong	71,537,848
	Ireland — 1.9%
346,024	Allied Irish Banks Plc	8,820,298
1,281,498	Anglo Irish Bank Corp	23,919,515
589,175	Bank of Ireland	10,824,314
890,294	C&C Group Plc	6,517,118
245,730	CRH Plc	10,623,054
247,333	DCC Plc	6,540,709
276,210	Irish Life & Permanent Plc	6,850,996
164,864	Kerry Group Plc	4,009,781
	Total Ireland	78,105,785

See accompanying notes to the financial statements.

6

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Italy — 2.0%
1,534,387	AEM SPA	5,600,114
2,188,914	ENI SPA	75,608,635
	Total Italy	81,208,749
	Japan — 19.1%
476,000	Ajinomoto Co Inc	6,005,289
331,100	Astellas Pharma Inc	15,347,566
626,150	Canon Inc	35,740,314
956,000	Daikyo Inc	3,433,059
180,200	Denso Corp	6,309,799
202,600	Eisai Co Ltd	8,439,007
512,600	Fuji Photo Film Co Ltd	22,080,191
44,300	Hirose Electric Co Ltd	5,331,406
800,500	Honda Motor Co Ltd	26,310,800
320,800	Hoya Corp	11,122,871
2,735,000	Isuzu Motors Ltd	14,833,351
2,323	Japan Tobacco Inc	12,900,793
219,600	JFE Holdings Inc	14,298,723
244,900	Kansai Electric Power Co Inc	5,721,571
1,617,000	Kawasaki Kisen Kaisha Ltd	20,799,666
887	KDDI Corp	6,841,127
42,700	Keyence Corp	9,480,403
421,300	Komatsu Ltd	12,943,782
478,500	Konica Minolta Holdings Inc	7,483,918
1,120,000	Mazda Motor Corp	5,636,105
566,000	Mitsubishi Estate Co Ltd	15,131,636
627,000	Mitsubishi Gas Chemical Co Inc	5,281,048
2,513,000	Mitsubishi Heavy Industries	15,351,613
349,000	Mitsui & Co	7,254,732
2,340,000	Mitsui OSK Lines Ltd	34,373,864
1,309,000	Mitsui Trust Holding Inc	10,915,368
1,749	Mizuho Financial Group Inc	10,992,835
191,000	Nikon Corp	5,966,380
84,500	Nintendo Co Ltd	38,892,959

See accompanying notes to the financial statements.

7

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,943,000	Nippon Oil Corp	16,348,310
8,140,000	Nippon Steel Corp	56,881,039
2,002,000	Nippon Yusen Kabushiki Kaisha	19,741,155
144,000	Nomura Research Institute	4,847,189
4,854	NTT Docomo Inc	7,399,368
178,000	Olympus Corp	7,558,294
22,990	ORIX Corp	4,881,061
1,852,000	Osaka Gas Co Ltd	6,878,593
461,000	Pacific Metals Co Ltd	6,367,026
7,928	Resona Holdings Inc	16,679,699
363,000	Ricoh Company Ltd	7,989,972
16,647	SBI Holdings Inc	4,445,649
310,200	Seven & I Holdings Co Ltd	8,271,046
293,400	Shin-Etsu Chemical Co Ltd	21,212,023
446,300	Softbank Corp	8,566,450
399,500	Sony Corp	19,126,235
393,900	SUMCO Corp	21,047,630
298,000	Sumitomo Metal Mining Co Ltd	5,896,670
683	Sumitomo Mitsui Financial Group Inc	5,387,501
165,000	Sumitomo Realty & Development Co Ltd	5,396,146
249,400	Suzuki Motor Corp	6,738,517
590,500	Takeda Pharmaceutical Co Ltd	40,401,197
185,400	TDK Corp	15,853,356
256,100	Terumo Corp	12,012,514
211,500	Tokyo Electric Power Co Inc	5,547,088
67,000	Tokyo Electron Ltd	4,796,048
1,675,000	Tokyo Gas Co Ltd	8,322,120
274,100	Tokyo Steel Manufacturing Co	3,624,210
755,700	Toyota Motor Corp	43,761,792
	Total Japan	791,198,074
	Netherlands — 1.3%
329,065	ABN Amro Holdings NV	15,293,362
252,276	ASML Holding NV *	7,483,021

See accompanying notes to the financial statements.

8

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
314,213	Heineken NV	19,918,643
126,460	ING Groep NV	5,089,583
90,963	Randstad Holdings NV	5,098,691
	Total Netherlands	52,883,300
	Norway — 1.8%
229,550	Frontline Ltd (a)	10,725,929
632,887	Orkla ASA	10,273,209
506,650	Statoil ASA	14,577,143
433,900	Tandberg ASA	9,461,291
971,500	Telenor ASA *	17,936,369
236,345	TGS Nopec Geophysical ASA *	4,050,148
274,400	Yara International ASA	7,304,075
	Total Norway	74,328,164
	Singapore — 2.4%
2,701,000	Capitaland Ltd	13,114,916
2,830,000	Cosco Corp	9,370,088
4,707,000	Genting International Plc *	1,961,417
891,000	Keppel Corp Ltd	7,478,824
1,182,000	Keppel Land Ltd	5,975,173
4,652,000	Neptune Orient Lines Ltd	14,938,525
2,970,000	Oversea-Chinese Banking Corp	16,696,179
9,339,500	Singapore Telecommunications	22,336,744
541,000	United Overseas Bank Ltd	7,393,211
	Total Singapore	99,265,077
	Spain — 4.9%
452,627	Acerinox SA	11,393,988
302,454	Acesa Infraestructuras SA	9,182,109
204,963	ACS Actividades de Construccion y Servicios SA	11,280,872
682,521	Banco Popular Espanol SA	12,459,213
330,141	Banco Santander Central Hispano SA	6,031,660
292,561	Cintra Concesiones de Infraestructuras de Transporte SA	4,610,086

See accompanying notes to the financial statements.

9

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
303,490	Gas Natural SDG SA	16,180,257
263,270	Iberdrola SA	14,603,050
233,176	Inditex SA	13,689,472
346,539	Repsol YPF SA	12,487,316
226,305	Sacyr Vallehermoso SA	8,967,118
3,375,320	Telefonica SA	83,936,572
	Total Spain	204,821,713
	Sweden — 4.3%
152,400	Alfa Laval AB	9,203,288
819,425	Hennes & Mauritz AB Class B	46,326,441
311,100	Kinnevik Investment AB Class B	5,988,064
483,900	Nobia AB	5,398,723
561,200	Nordea AB	8,574,072
1,193,500	Sandvik AB	24,391,818
577,200	Scania AB Class B	13,468,488
109,900	Skandinaviska Enskilda Banken AB Class A	3,329,887
188,200	SSAB Svenskt Stal AB Series A	6,429,431
204,900	Swedbank AB	6,731,023
326,000	Swedish Match AB	6,319,786
336,300	Tele2 AB Class B	6,160,751
800,500	TeliaSonera AB	6,256,931
708,300	Volvo AB Class A	12,307,135
1,096,800	Volvo AB Class B	19,021,064
	Total Sweden	179,906,902
	Switzerland — 4.0%
321,635	Actelion Ltd *	17,868,768
83,157	Adecco SA	5,434,171
437,434	Credit Suisse Group	28,707,995
55,040	Geberit AG (Registered)	8,126,607
246,390	Logitech International *	6,674,603
18,468	Nobel Biocare AG	5,040,575
795,099	Novartis AG (Registered)	41,913,602

See accompanying notes to the financial statements.

10

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
29,934	Swatch Group AG	8,991,593
46,183	Synthes Inc	5,282,596
137,184	Zurich Financial Services AG	39,399,292
	Total Switzerland	167,439,802
	United Kingdom — 18.2%
865,278	3i Group Plc	18,453,509
229,070	Alliance & Leicester Plc	4,878,375
116,447	Anglo American Plc	6,685,257
1,023,858	AstraZeneca Plc	50,459,204
771,796	Aviva Plc	11,056,174
485,139	Barratt Developments Plc	9,110,498
2,126,532	BG Group Plc	34,030,841
868,117	BHP Billiton Plc	25,457,308
158,288	British Land Co	4,140,820
2,251,675	BT Group Plc	14,359,829
578,429	Burberry Group Plc	7,148,225
795,774	Capita Group Plc	12,072,905
126,134	Carnival Plc	5,605,085
2,291,075	Centrica Plc	17,856,213
561,073	Enterprise Inns Plc (Ordinary Shares)	7,313,844
674,942	GlaxoSmithKline Plc	17,613,641
1,045,283	HBOS Plc	18,580,809
442,231	Imperial Tobacco Group Plc	20,011,618
653,844	Ladbrokes Plc	5,761,555
670,307	Marks & Spencer Group Plc	8,472,864
938,414	National Grid Plc	14,063,432
514,537	Next Plc	20,111,304
2,227,697	Old Mutual Plc	7,194,186
462,219	Reckitt Benckiser Plc	25,204,096
945,217	Reuters Group Plc	12,180,881
742,187	Rio Tinto Plc	51,266,201
4,313,025	Royal Bank of Scotland Group	50,118,444
1,297,945	Royal Dutch Shell Plc A Shares (London)	50,434,208

See accompanying notes to the financial statements.

11

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
527,309	Royal Dutch Shell Plc B Shares (London)	20,562,564
625,893	Scottish & Southern Energy Plc	17,934,677
1,132,527	Smith & Nephew Plc	13,342,928
2,961,388	Tesco Plc	25,459,314
323,543	Travis Perkins Plc	11,680,081
25,819,575	Vodafone Group Inc	83,439,713
5,121,740	William Morrison Supermarkets Plc	29,683,090
408,547	Xstrata Plc	24,037,185
	Total United Kingdom	755,780,878
	TOTAL COMMON STOCKS (COST $3,419,262,939)	3,829,072,117
	PREFERRED STOCKS — 0.7%
	Germany — 0.7%
8,935	Porsche AG (Non Voting) 0.46%	15,977,833
116,048	Volkswagen AG 1.39%	14,434,283
	Total Germany	30,412,116
	TOTAL PREFERRED STOCKS (COST $13,312,523)	30,412,116
	RIGHTS AND WARRANTS — 0.0%
	Singapore — 0.0%
2,824,200	Genting International Plc Rights, Expires 09/05/07 *	9,264
	TOTAL RIGHTS AND WARRANTS (COST $303,235)	9,264

See accompanying notes to the financial statements.

12

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.3%
7,489,600	Bank of New York Institutional Cash Reserves Fund (b)	7,489,600
168,500,000	Societe Generale Time Deposit, 5.28%, due 09/04/07	168,500,000
	TOTAL SHORT-TERM INVESTMENTS (COST $175,989,600)	175,989,600
	TOTAL INVESTMENTS — 97.2% (Cost $3,608,868,297)	4,035,483,097
	Other Assets and Liabilities (net) — 2.8%	115,893,688
	TOTAL NET ASSETS — 100.0%	$4,151,376,785

See accompanying notes to the financial statements.

13

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	CHF	45,143,060	$37,584,201	$(58,166)
11/20/07	CHF	45,143,060	37,584,201	(73,521)
11/20/07	CHF	45,143,060	37,584,201	(49,128)
11/20/07	CHF	45,143,060	37,584,201	(60,112)
11/20/07	CHF	45,143,060	37,584,201	(89,329)
11/20/07	CHF	45,143,060	37,584,201	(104,269)
11/20/07	CHF	58,925,060	49,058,511	(122,657)
11/20/07	EUR	14,523,000	19,840,655	208,608
11/20/07	EUR	20,343,000	27,791,671	(34,400)
11/20/07	GBP	7,486,000	15,069,525	(8,177)
11/20/07	JPY	5,287,409,866	46,150,991	(292,700)
11/20/07	JPY	5,287,409,866	46,150,991	(296,616)
11/20/07	JPY	5,287,409,866	46,150,991	(376,726)
11/20/07	JPY	5,287,409,866	46,150,991	(454,649)
11/20/07	JPY	5,287,409,866	46,150,991	(425,910)
11/20/07	JPY	5,287,409,866	46,150,991	(551,099)
11/20/07	JPY	9,108,121,866	79,499,956	(291,275)
11/20/07	NOK	54,363,604	9,336,099	169,305
11/20/07	NOK	54,363,604	9,336,099	172,091
11/20/07	NOK	54,363,604	9,336,099	150,885
11/20/07	NOK	54,363,604	9,336,099	164,058
11/20/07	NOK	54,363,604	9,336,099	157,089
11/20/07	NOK	54,363,604	9,336,099	151,521
11/20/07	NOK	54,363,604	9,336,099	155,229
11/20/07	NZD	44,428,285	30,984,759	(1,958,965)
11/20/07	NZD	8,824,285	6,154,150	44,816
11/20/07	NZD	8,824,285	6,154,150	36,741
11/20/07	NZD	8,824,285	6,154,150	50,569
11/20/07	NZD	8,824,285	6,154,150	43,774
11/20/07	NZD	8,824,285	6,154,150	64,397
11/20/07	NZD	8,824,285	6,154,150	43,774
11/20/07	SEK	55,977,480	8,145,283	29,630
11/20/07	SEK	55,977,480	8,145,283	43,173

See accompanying notes to the financial statements.

14

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	SEK	55,977,480	$8,145,283	$28,489
11/20/07	SEK	55,977,480	8,145,283	33,545
11/20/07	SEK	55,977,480	8,145,283	47,744
11/20/07	SEK	55,977,480	8,145,283	44,365
11/20/07	SEK	55,977,480	8,145,283	26,579
11/20/07	SGD	50,478,870	33,308,063	(233,445)
11/20/07	SGD	5,296,870	3,495,096	6,871
11/20/07	SGD	5,296,870	3,495,096	7,298
11/20/07	SGD	5,296,870	3,495,096	10,313
11/20/07	SGD	5,296,870	3,495,096	5,607
11/20/07	SGD	5,296,870	3,495,096	7,789
11/20/07	SGD	5,296,870	3,495,096	5,031
			$938,229,442	$(3,571,853)
Sales
11/20/07	AUD	36,169,826	$29,533,109	$(539,991)
11/20/07	AUD	36,169,826	29,533,109	(655,843)
11/20/07	AUD	36,169,826	29,533,109	(747,352)
11/20/07	AUD	36,169,826	29,533,109	(646,439)
11/20/07	AUD	36,169,826	29,533,109	(653,673)
11/20/07	AUD	36,169,826	29,533,109	(725,361)
11/20/07	AUD	36,169,826	29,533,109	(535,180)
11/20/07	CAD	18,183,044	17,242,519	5,807
11/20/07	CAD	13,096,044	12,418,646	(29,631)
11/20/07	CAD	13,096,044	12,418,646	(33,158)
11/20/07	CAD	13,096,044	12,418,646	(19,731)
11/20/07	CAD	13,096,044	12,418,646	(48,133)
11/20/07	CAD	13,096,044	12,418,646	(28,002)
11/20/07	CAD	13,096,044	12,418,646	(22,372)
11/20/07	DKK	99,347,310	18,226,299	86,277
11/20/07	DKK	33,705,310	6,183,590	(60,085)
11/20/07	DKK	33,705,310	6,183,590	(68,472)
11/20/07	DKK	33,705,310	6,183,590	(70,469)
11/20/07	DKK	33,705,310	6,183,591	(65,642)
11/20/07	DKK	33,705,310	6,183,591	(68,793)
11/20/07	DKK	33,705,310	6,183,591	(66,364)

See accompanying notes to the financial statements.

15

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	EUR	14,507,283	$19,819,183	$(154,238)
11/20/07	EUR	11,526,283	15,746,678	(165,229)
11/20/07	EUR	11,526,283	15,746,678	(167,581)
11/20/07	EUR	11,526,283	15,746,678	(186,196)
11/20/07	EUR	11,526,283	15,746,678	(179,741)
11/20/07	EUR	11,526,283	15,746,678	(174,554)
11/20/07	EUR	11,526,283	15,746,678	(181,816)
11/20/07	GBP	11,797,248	23,748,187	(253,373)
11/20/07	GBP	9,790,248	19,708,040	(288,261)
11/20/07	GBP	9,790,248	19,708,040	(306,901)
11/20/07	GBP	9,790,248	19,708,040	(318,669)
11/20/07	GBP	9,790,248	19,708,040	(312,776)
11/20/07	GBP	9,790,248	19,708,040	(340,972)
11/20/07	GBP	9,790,248	19,708,040	(318,454)
11/20/07	HKD	71,621,353	9,199,598	(16,431)
11/20/07	HKD	71,621,353	9,199,598	(17,782)
11/20/07	HKD	71,621,353	9,199,598	(17,138)
11/20/07	HKD	71,621,353	9,199,598	(21,139)
11/20/07	HKD	71,621,353	9,199,598	(18,550)
11/20/07	HKD	71,621,353	9,199,598	(19,727)
11/20/07	HKD	71,621,353	9,199,598	(20,903)
11/20/07	JPY	483,071,000	4,216,470	(86,504)
11/20/07	JPY	669,569,000	5,844,312	(87,673)
11/20/07	SEK	51,278,000	7,461,462	225,998
			$692,029,108	$(8,421,217)

See accompanying notes to the financial statements.

16

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
40	AEX	September 2007	$5,703,468	$47,898
242	CAC 40	September 2007	18,703,515	183,336
390	DAX	September 2007	101,626,745	(1,361,441)
218	FTSE 100	September 2007	27,759,307	225,631
357	HANG SENG	September 2007	54,605,413	2,343,954
51	IBEX 35	September 2007	10,071,755	28,039
734	MSCI Singapore	September 2007	40,428,143	1,746,012
4,172	OMXS 30	September 2007	73,560,913	1,454,343
23	S&P/MIB	September 2007	6,305,515	28,660
14	SPI 200	September 2007	1,793,510	137,731
47	TOPIX	September 2007	6,541,195	334,873
			$347,099,479	$5,169,036
Sales
926	S&P Toronto 60	September 2007	$139,391,061	$311,393

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

17

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 84.68% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

18

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $7,242,514 (cost $3,608,868,297) (Note 2)	$4,035,483,097
Cash	41,916
Foreign currency, at value (cost $3,449,850) (Note 2)	3,408,789
Receivable for investments sold	1,767,518
Receivable for Fund shares sold	100,723,598
Dividends and interest receivable	6,746,340
Foreign taxes receivable	1,889,659
Unrealized appreciation on open forward currency contracts (Note 2)	2,227,373
Receivable for collateral on open futures contracts (Note 2)	27,250,000
Receivable for variation margin on open futures contracts (Note 2)	1,871,429
Receivable for expenses reimbursed by Manager (Note 3)	174,747
Total assets	4,181,584,466
Liabilities:
Collateral on securities loaned, at value (Note 2)	7,489,600
Payable for investments purchased	1,768,087
Payable for Fund shares repurchased	4,166,074
Payable to affiliate for (Note 3):
Management fee	1,735,150
Shareholder service fee	352,488
Trustees and Chief Compliance Officer of GMO Trust fees	7,770
Unrealized depreciation on open forward currency contracts (Note 2)	14,220,443
Accrued expenses	468,069
Total liabilities	30,207,681
Net assets	$4,151,376,785

See accompanying notes to the financial statements.

19

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,294,833,567
Accumulated undistributed net investment income	55,217,510
Accumulated net realized gain	381,162,633
Net unrealized appreciation	420,163,075
$4,151,376,785
Net assets attributable to:
Class III shares	$1,048,628,267
Class IV shares	$3,102,748,518
Shares outstanding:
Class III	32,218,205
Class IV	95,264,244
Net asset value per share:
Class III	$32.55
Class IV	$32.57

See accompanying notes to the financial statements.

20

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $7,667,115)	$71,033,685
Interest	3,477,515
Securities lending income	2,966,442
Total investment income	77,477,642
Expenses:
Management fee (Note 3)	10,620,067
Shareholder service fee – Class III (Note 3)	773,826
Shareholder service fee – Class IV (Note 3)	1,373,793
Custodian and fund accounting agent fees	601,344
Transfer agent fees	23,920
Audit and tax fees	35,788
Legal fees	46,552
Trustees fees and related expenses (Note 3)	22,956
Miscellaneous	33,120
Total expenses	13,531,366
Fees and expenses reimbursed by Manager (Note 3)	(728,580)
Net expenses	12,802,786
Net investment income (loss)	64,674,856
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	364,476,976
Closed futures contracts	16,847,984
Foreign currency, forward contracts and foreign currency related transactions	604,100
Net realized gain (loss)	381,929,060
Change in net unrealized appreciation (depreciation) on:
Investments	(133,563,787)
Open futures contracts	4,876,288
Foreign currency, forward contracts and foreign currency related transactions	(18,008,691)
Net unrealized gain (loss)	(146,696,190)
Net realized and unrealized gain (loss)	235,232,870
Net increase (decrease) in net assets resulting from operations	$299,907,726

See accompanying notes to the financial statements.

21

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$64,674,856	$60,256,121
Net realized gain (loss)	381,929,060	447,234,776
Change in net unrealized appreciation (depreciation)	(146,696,190)	117,750,593
Net increase (decrease) in net assets from operations	299,907,726	625,241,490
Distributions to shareholders from:
Net investment income
Class III	—	(14,069,563)
Class IV	—	(41,057,231)
Total distributions from net investment income	—	(55,126,794)
Net realized gains
Class III	(39,371,453)	(169,426,500)
Class IV	(115,370,357)	(223,169,718)
Total distributions from net realized gains	(154,741,810)	(392,596,218)
	(154,741,810)	(447,723,012)
Net share transactions (Note 7):
Class III	64,664,090	(2,236,726,776)
Class IV	126,423,239	2,754,412,787
Increase (decrease) in net assets resulting from net share transactions	191,087,329	517,686,011
Total increase (decrease) in net assets	336,253,245	695,204,489
Net assets:
Beginning of period	3,815,123,540	3,119,919,051
End of period (including accumulated undistributed net investment income of $55,217,510 and distributions in excess of net investment income of $9,457,346, respectively)	$4,151,376,785	$3,815,123,540

See accompanying notes to the financial statements.

22

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$31.37		$29.90	$27.22	$23.67	$16.83	$19.65
Income (loss) from investment operations:
Net investment income (loss)†	0.52		0.77	0.53	0.40	0.29	0.25
Net realized and unrealized gain (loss)	1.93		4.80	3.57	3.94	6.81	(2.46)
Total from investment operations	2.45		5.57	4.10	4.34	7.10	(2.21)
Less distributions to shareholders:
From net investment income	—		(0.49)	(0.10)	(0.33)	(0.26)	(0.61)
From net realized gains	(1.27)		(3.61)	(1.32)	(0.46)	—	—
Total distributions	(1.27)		(4.10)	(1.42)	(0.79)	(0.26)	(0.61)
Net asset value, end of period	$32.55		$31.37	$29.90	$27.22	$23.67	$16.83
Total Return(a)	7.68	%**	19.21%	15.54%	18.66%	42.33%	(11.40)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,048,628		$950,332	$3,119,919	$1,653,053	$565,104	$178,804
Net expenses to average daily net assets	0.67	%*	0.67%	0.68%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	3.10	%*	2.46%	1.89%	1.64%	1.38%	1.32%
Portfolio turnover rate	46	%**	74%	57%	52%	63%	78%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.08%	0.09%	0.16%	0.22%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from July 12, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$31.38		$29.92
Income (loss) from investment operations:
Net investment income (loss)†	0.53		0.20
Net realized and unrealized gain (loss)	1.93		4.48
Total from investment operations	2.46		4.68
Less distributions to shareholders:
From net investment income	—		(0.50)
From net realized gains	(1.27)		(2.72)
Total distributions	(1.27)		(3.22)
Net asset value, end of period	$32.57		$31.38
Total Return(a)	7.70	%**	15.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,102,749		$2,864,791
Net expenses to average daily net assets	0.61	%*	0.61	%*
Net investment income to average daily net assets	3.19	%*	1.01	%*
Portfolio turnover rate	46	%**	74	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO International Growth Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

As of August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

25

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby

26

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

27

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $7,242,514, collateralized by cash in the amount of $7,489,600 which was invested in the Bank of New York Institutional Cash Reserves Fund.

28

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,612,550,996	$526,682,895	$(103,750,794)	$422,932,101

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums

29

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

30

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.52% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.52% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $17,344 and $12,144, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $1,788,525,543 and $1,800,980,360, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

31

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 21.82% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, less than 0.01% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts, and 96.45% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,891,124	$95,191,880	10,949,574	$338,325,961
Shares issued to shareholders in reinvestment of distributions	1,165,968	39,339,765	5,869,582	179,928,725
Shares repurchased	(2,132,310)	(69,867,555)	(90,878,436)	(2,754,981,462)
Net increase (decrease)	1,924,782	$64,664,090	(74,059,280)	$(2,236,726,776)
	Six Months Ended August 31, 2007 (Unaudited)		Period from July 12, 2006 (commencement of operations) through February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	9,154,956	$297,802,629	90,200,139	$2,723,394,473
Shares issued to shareholders in reinvestment of distributions	3,416,355	115,370,357	8,553,466	264,644,244
Shares repurchased	(8,594,835)	(286,749,747)	(7,465,837)	(233,625,930)
Net increase (decrease)	3,976,476	$126,423,239	91,287,768	$2,754,412,787

32

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

33

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

34

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

35

GMO International Growth Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.67%	$1,000.00	$1,076.80	$3.50
2) Hypothetical	0.67%	$1,000.00	$1,021.77	$3.40
Class IV
1) Actual	0.61%	$1,000.00	$1,077.00	$3.18
2) Hypothetical	0.61%	$1,000.00	$1,022.07	$3.10

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days, divided by 366 days in the year.

36

GMO International Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.0%
Short-Term Investments	3.9
Preferred Stocks	2.6
Futures	0.1
Rights and Warrants	0.0
Forward Currency Contracts	(0.3)
Other	(0.3)
100.0%
Country Summary	% of Equity Investments
United Kingdom	18.0%
Japan	16.8
Germany	7.6
Australia	6.8
Canada	5.4
Italy	4.6
Switzerland	4.1
Sweden	3.5
France	3.3
Singapore	3.2
Netherlands	3.1
Finland	2.6
South Korea	2.6
Taiwan	2.2
Ireland	2.0
Belgium	1.9
Hong Kong	1.8
Brazil	1.8
Greece	1.5
Austria	1.4
Spain	1.3
China	0.9
Norway	0.7
Thailand	0.6
Denmark	0.4
Malaysia	0.4
Mexico	0.3
Israel	0.3
Russia	0.3
Poland	0.2
Turkey	0.1
Hungary	0.1
South Africa	0.1
Philippines	0.1
100.0%

1

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Equity Investments
Industrials	24.0%
Financials	18.9
Consumer Discretionary	16.9
Materials	14.5
Consumer Staples	8.4
Information Technology	5.0
Energy	4.8
Health Care	4.4
Utilities	1.7
Telecommunication Services	1.3
100.0%

2

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.0%
	Australia — 6.5%
77,982	BlueScope Steel Ltd	678,874
390,066	Boral Ltd	2,515,207
195,444	Bradken Ltd	1,685,143
98,399	Cabcharge Australia Ltd	798,888
335,484	Challenger Financial Services Group Ltd	1,486,038
31,614	Cochlear Ltd	1,732,027
1,687,677	Commonwealth Property Office Fund	2,320,825
210,981	Consolidated Minerals Ltd	701,398
939,440	CSR Ltd	2,581,376
210,930	David Jones Ltd	893,631
1,981,866	DB RREEF Trust	3,251,416
282,972	Downer Edi Ltd	1,499,762
15,332	Fortescue Metals Group Ltd *	424,692
327,452	Great Southern Ltd	627,931
230,544	Gunns Ltd	613,446
68,625	Incitec Pivot Ltd	3,673,956
112,092	Independence Group NL	528,056
632,646	ING Industrial Fund Unit	1,387,105
170,353	Iress Market Technology	1,140,597
53,530	JB Hi-Fi Ltd	547,326
113,880	Jubilee Mines	1,429,980
98,483	Just Group Ltd	363,086
886,608	Macquarie DDR Trust	870,846
2,013,549	Macquarie Office Trust	2,588,332
227,512	MFS Ltd	840,148
386,672	Minara Resources Ltd	1,850,790
395,227	Mincor Resources	1,060,540
842,641	Mirvac Group Ltd	3,707,265
721,173	Oxiana Ltd	1,939,542
135,620	Paladin Resources Ltd *	670,929
764,444	PaperlinX Ltd	2,114,540
210,599	Sally Malay Mining Ltd *	689,252

See accompanying notes to the financial statements.

3

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Australia — continued
87,894	Silex Systems Ltd *	617,722
276,190	Tattersall's Ltd	947,389
80,728	Transpacific Industries Group Ltd	721,570
214,341	West Australian Newspapers Holdings Ltd	2,695,951
	Total Australia	52,195,576
	Austria — 1.4%
76,675	Austrian Airlines *	856,452
18,160	Boehler Uddeholm (Bearer)	1,804,705
23,003	Flughafen Wien AG	2,302,579
142,040	Immofinanz Immobilien Anlagen AG *	1,760,718
19,232	Mayr-Melnhof Karton AG (Bearer)	2,074,143
41,131	RHI AG *	2,013,357
	Total Austria	10,811,954
	Belgium — 1.8%
54,656	AGFA-Gevaert NV	1,142,469
25,508	CMB Cie Maritime Belge	1,670,916
4,721	Cofinimmo SA	812,733
66,179	Cumerio	2,699,810
54,010	Euronav SA	1,705,663
15,667	GIMV NV	1,032,232
50,136	Tessenderlo Chemie	2,820,172
10,843	Umicore	2,486,831
	Total Belgium	14,370,826
	Brazil — 0.3%
20,756	Companhia Saneamento Basico Sao Paulo	505,676
9,300	Companhia Siderurgica Nacional SA	527,758
11,300	Duratex SA (Preferred Shares)	279,908
6,300	Porto Seguro SA	213,532
9,300	Tele Norte Leste Participacoes SA	317,537
7,700	Unibanco-Uniao de Bancos Brasileiros SA GDR	859,166
	Total Brazil	2,703,577

See accompanying notes to the financial statements.

4

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Canada — 5.2%
56,000	Ace Aviation Holdings Inc Class A *	1,314,621
73,200	AGF Management Ltd Class B	2,430,295
59,400	Anvil Mining Ltd *	981,562
91,500	AUR Resources Inc	3,510,966
55,500	Baytex Trust	963,892
53,800	Biovail Corp	948,633
26,800	Canadian Utilities Class A	1,234,678
200,500	CGI Group Inc *	2,221,449
9,400	Cogeco Cable Inc	408,580
106,800	COM DEV International Ltd *	550,182
105,500	Denison Mines Corp *	914,134
26,000	Dundee REIT	916,648
38,046	FNX Mining Co Inc *	1,037,618
146,700	Fronteer Development Group Inc *	1,125,256
66,900	Hudbay Minerals Inc *	1,513,486
76,500	Katanga Mining Ltd *	1,470,597
13,500	KHD Humboldt Wedag International Ltd *	851,850
15,400	Laurentian Bank of Canada	544,688
58,300	Legacy Hotels Real Estate Investment Trust	695,073
103,400	Methanex Corp	2,316,708
229,400	Northgate Minerals Corp *	692,979
14,400	Novatel Inc *	519,120
35,666	Onex Corp	1,168,602
135,571	Quebecor Inc Class B	4,671,807
126,456	Quebecor World Inc *	1,128,045
63,500	RONA Inc *	1,293,452
87,500	Russel Metals Inc	2,470,052
34,100	Transat AT Inc Class B	944,531
41,200	Transcontinental Inc	785,375
64,900	Trican Well Service Ltd	1,155,417
195,500	UEX Corp *	877,528
	Total Canada	41,657,824

See accompanying notes to the financial statements.

5

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	China — 0.9%
116,000	Angang New Steel Co Class H	392,903
218,000	China Life Insurance Co Ltd Class H	1,032,563
1,232,992	China Petroleum & Chemical Corp Class H	1,357,997
146,000	China Shipping Development Co Ltd Class H	441,345
7,250	China Telecom Corp Ltd ADR	421,805
115,500	China Telecom Corp Ltd Class H	66,905
824,000	CNOOC Ltd	1,011,078
362,000	Datang International Power Generation Co Ltd	383,775
825,600	Denway Motors Ltd	387,048
374,000	Huaneng Power International Inc Class H	432,052
156,000	Jiangxi Copper Co	363,646
202,000	Maanshan Iron & Steel Co Ltd Class H	180,782
182,000	Yanzhou Coal Mining Co Ltd	321,341
	Total China	6,793,240
	Denmark — 0.4%
60,488	A/S Dampskibsselskabet Torm (a)	2,616,110
10,562	Sydbank	482,867
	Total Denmark	3,098,977
	Finland — 2.5%
93,502	Amer Group Class A	2,130,774
58,176	Elcoteq Network Corp	444,007
32,818	Elisa Oyj	915,398
50,011	KCI Konecranes Oyj	1,908,258
6,979	Kesko Oyj Class B	411,225
100,556	Nokian Renkaat Oyj	3,548,118
170,029	OKO Bank	3,388,630
45,400	Orion Oyj	1,083,526
23,400	Outotec Oyj	1,345,823
24,200	Rakentajain Konevuokr	944,924
75,900	Ramirent Oyj	1,806,700
94,678	Tietoenator Oyj	2,202,908
	Total Finland	20,130,291

See accompanying notes to the financial statements.

6

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	France — 3.1%
8,945	Air France	370,208
1,234	Areva	1,232,533
27,352	Arkema *	1,694,239
45,750	Business Objects SA *	2,007,441
25,629	Casino Guichard-Perrachon SA	2,610,170
3,709	Ciments Francais	769,710
2,985	Michelin SA Class B	374,660
35,890	Nexans SA	5,772,974
69,191	Publicis Groupe	2,991,196
23,036	UbiSoft Entertainment SA *	1,427,443
32,128	Valeo SA	1,550,025
14,794	Wendel Investissement	2,497,386
24,706	Zodiac SA	1,783,166
	Total France	25,081,151
	Germany — 7.0%
63,776	Altana AG	1,459,017
15,014	Arques Industries AG	641,936
29,514	Balda AG *	318,202
40,214	Bilfinger & Berger AG	3,333,675
30,326	Comdirect Bank AG	349,909
404,305	Depfa Bank Plc	7,666,642
29,813	Deutz AG *	350,228
47,489	Epcos AG	903,241
14,155	Fielmann AG	926,279
41,375	Freenet AG	970,076
5,389	Fuchs Petrolub AG Preferred	500,935
28,378	GEA Group AG *	924,504
22,662	H&R Warsag AG	861,038
114,593	Hannover Rueckversicherungs AG (Registered)	5,323,157
12,976	Hochtief AG	1,304,399
9,528	K&S AG	1,373,371
24,695	Kloeckner & Co AG	1,525,269
115,324	Norddeutsche Affinerie AG	5,054,351

See accompanying notes to the financial statements.

7

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
3,017	Puma AG Rudolf Dassler Sport	1,214,563
12,648	Q-Cells AG *	1,124,061
102,012	Rhoen-Klinikum AG	3,132,110
3,538	Salzgitter AG	700,683
39,232	SGL Carbon AG *	1,894,278
251,616	Suedzucker AG	4,830,434
11,449	Techem AG	712,598
245,698	TUI AG * (a)	6,390,166
18,270	Vossloh AG	1,969,320
	Total Germany	55,754,442
	Greece — 1.5%
33,052	Babis Vovos International *	1,044,019
81,892	Diana Shipping Inc	2,174,233
37,554	DryShips Inc	2,679,853
172,137	Hellenic Technodomiki Tev SA	2,267,225
104,627	Michaniki SA	925,706
80,094	Quintana Maritime Ltd	1,390,432
190,551	Technical Olympic SA *	399,283
13,543	Tsakos Energy Navigation Ltd	921,872
	Total Greece	11,802,623
	Hong Kong — 1.8%
165,500	Asia Satellite Telecommunications Holdings Ltd	323,495
48,900	CDC Corp *	429,831
790,000	Chinese Estates Holdings Ltd	1,159,016
38,000	Dah Sing Financial Services	307,088
67,000	Guoco Group	901,449
186,500	Kingboard Chemical Holdings Ltd	1,100,875
81,000	Orient Overseas International Ltd	877,622
3,361,000	Pacific Basin Shipping Ltd	6,030,201
615,000	Sun Hung Kai & Co Ltd	844,508
986,000	Tian An China Investment	1,275,181
66,000	Wing Hang Bank Ltd	859,171
	Total Hong Kong	14,108,437

See accompanying notes to the financial statements.

8

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.1%
1,510	Gedeon Richter Rt	297,019
4,200	MOL Magyar Olaj es Gazipari Rt (New Shares)	598,408
	Total Hungary	895,427
	Ireland — 1.9%
110,207	C&C Group Plc	806,736
276,056	DCC Plc	7,300,287
1,474,085	Fyffes Plc	1,605,655
109,575	Kerry Group Plc	2,665,056
72,866	Kingspan Group Plc	1,883,938
1,302,945	Total Produce Ltd *	1,153,709
	Total Ireland	15,415,381
	Israel — 0.3%
99,500	Bank Hapoalim BM	474,202
88,930	Bank Leumi Le	347,403
16,910	Check Point Software Technologies Ltd *	396,709
24,800	Teva Pharmaceutical Industries ADR	1,066,400
	Total Israel	2,284,714
	Italy — 3.6%
379,027	AEM SPA	1,383,350
311,037	ASM Brescia SPA	1,840,851
85,009	Benetton Group SPA	1,303,450
1,400,808	Beni Stabili SPA	1,735,745
177,554	Bulgari SPA	2,499,080
65,697	Buzzi Unicem SPA	1,890,195
211,933	Cementir SPA	2,680,055
86,797	Danieli and Co SPA (Savings Shares)	1,964,072
86,211	ERG SPA	1,923,107
266,262	Impregilo SPA *	1,933,309
80,093	Indesit Company SPA	1,660,113
66,603	Italcementi SPA-Di RISP	1,112,213
35,024	Italmobiliare SPA-RNC	2,977,490

See accompanying notes to the financial statements.

9

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
277,957	Milano Assicurazioni SPA	2,217,886
196,258	Risanamento SPA *	1,367,401
	Total Italy	28,488,317
	Japan — 16.2%
108,200	Aderans Co Ltd	1,976,127
21,500	Alfresa Holdings Corp	1,428,554
205,800	Alps Electric Co Ltd	2,414,456
136,400	AOC Holdings Inc	1,989,946
2,000	Ardepro Co Ltd	453,236
39,000	Avex Group Holding Inc (a)	480,593
127,000	Bosch Automotive Systems Corp	608,086
212,000	Calsonic Kansei Corp	772,988
39,100	Capcom	839,198
192,000	Central Glass Co Ltd	990,147
68,000	Chiba Kogyo Bank Ltd *	851,053
58,000	Chugoku Marine Paints Ltd	654,771
253,000	Cosmo Oil Co Ltd	1,142,881
112,950	Daiei Inc *	851,582
185,000	Daiichi Chuo Kisen Kaisha	1,383,977
34,000	Daiichikosho Co Ltd	383,246
390,000	Daikyo Inc	1,400,516
192,000	Daio Paper Corp (a)	1,571,525
65,800	Futaba Industrial Co Ltd	1,658,944
201,000	Godo Steel	763,922
57,100	H.I.S. Co Ltd	1,440,790
9,240	Hakuhodo Dy Holdings Inc	642,610
435,000	Hanwa Co Ltd	2,083,995
428,400	Haseko Corp *	1,154,050
15,400	Hisamitsu Pharmaceutical Co Inc	422,604
1,060,500	Hitachi Zosen Corp *	1,741,245
129,700	Hosiden Corp	1,851,270
625,000	Iwatani International Corp (a)	1,835,913
257,000	JACCS Co Ltd	528,348

See accompanying notes to the financial statements.

10

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
71	Japan Excellent Inc	623,938
627	Japan Prime Realty Investment Corp	2,551,239
53,400	Joint Corp	1,515,095
157,000	Juki Corp	1,421,424
43,000	Kaga Electronics Co Ltd	739,723
150,000	Kamigumi Co Ltd	1,288,660
58,000	Kanto Tsukuba Bank Ltd (a)	407,642
104,300	Katokichi Co Ltd	489,596
252,000	Kayaba Industry Co	1,174,101
171	Kenedix Realty Investment Corp	1,134,440
400,000	Kiyo Holdings Inc	597,206
32,600	KOA Corp	454,447
51,000	Kohnan Shoji Co Ltd (a)	740,698
85,000	Kojima Co Ltd (a)	650,384
6,000	Komatsu Electronic Metal	397,986
428,000	Kurabo Industries Ltd	997,293
292,000	Kyokuyo Co Ltd	536,351
104,000	Kyudenko Corp	545,045
365,000	Maeda Corp (a)	1,410,357
287,000	Maruha Group Inc	480,306
156,000	Meiji Dairies Corp	868,481
78,400	Mitsumi Electric Co Ltd	2,938,965
251,000	Mizuho Investors Securities (a)	451,822
126	MORI TRUST Sogo REIT Inc	1,439,234
192,000	Nagase & Co	2,332,455
205,000	Nichiro Corp	309,564
39,700	Nihon Kohden Corp	788,456
111,000	Nikkiso Co Ltd	850,006
62,000	Nippon Chemi-Con Corp	611,754
191,000	Nippon Corp	1,505,770
266,000	Nippon Flour Mills Co Ltd	978,904
722,000	Nippon Light Metal	1,580,547
69,000	Nippon Meat Packers Inc	747,284
249,000	Nippon Metal Industry Co Ltd	1,118,807

See accompanying notes to the financial statements.

11

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
290,000	Nippon Yakin Koguo Co Ltd	2,603,440
61,000	Nipro Corp	1,209,925
460,000	Nissan Shatai Co Ltd	2,785,784
36,000	Nissin Kogyo Co Ltd	930,277
133	Nomura Real Estate Office Fund (REIT)	1,257,292
300,000	Okasan Securities Co Ltd (a)	1,777,928
23,800	Okinawa Electric Power Co	1,448,120
204	Orix JREIT Inc	1,396,009
141	Osaka Securities Exchange Co Ltd	533,072
102,000	Pacific Metals Co Ltd	1,408,756
450,000	Penta Ocean Construction Co Ltd * (a)	746,224
61,800	Pioneer Corp	751,057
14,880	Point Inc	638,513
144,900	Q.P. Corp	1,349,097
119,000	Ryobi Ltd	758,493
11,800	Ryohin Keikaku Co Ltd	764,908
100,600	Ryosan Co	2,657,117
67,000	Sanki Engineering	439,165
458,000	Sankyo-Tateyama Holdings Inc	687,323
96,000	Sanyo Shokai Ltd	819,590
282,000	Sasebo Heavy Industries Co Ltd	1,718,533
21,000	Sawai Pharmaceuticals Co Ltd	815,097
220,000	Seino Holdings Co Ltd	2,170,211
124,000	Shinwa Kaiun Kaisha Ltd	1,082,175
41,000	Showa Corp	506,695
543,000	Sumitomo Light Metal Industry	1,009,969
39,700	Suzuken Co Ltd	1,312,787
97,000	Tadano Ltd	1,242,814
161,000	Taihei Kogyo Co Ltd	785,031
70,000	Taiyo Yuden Co Ltd	1,402,191
79,000	Tanabe Seiyaku Co Ltd	953,166
398,000	TOA Corp *	443,255
639,000	Toho Gas Co Ltd (a)	3,252,582
117,800	Tokyo Steel Manufacturing Co	1,557,577

See accompanying notes to the financial statements.

12

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
92	Tokyu REIT Inc	864,200
265,000	Topy Industries Ltd	883,795
155,000	Towa Real Eatate Development (a)	452,628
331,000	Toyo Construction Co *	255,540
75,000	Toyo Suisan Kaisha Ltd	1,312,847
561,000	Toyo Tire & Rubber Co Ltd	3,060,777
43,000	Tsumura & Co	701,531
118,000	Uchida Yoko Co Ltd	535,516
92,000	Uniden Corp	644,880
18,000	Union Tool Co	803,325
109	United Urban Investment Corp	763,583
383,000	Unitika Ltd (a)	478,836
56,800	Yamato Kogyo Co	2,419,710
612,000	Yokohama Rubber Co (a)	4,006,701
	Total Japan	129,392,595
	Malaysia — 0.4%
265,500	Genting Berhad	563,271
336,585	IOI Corp. Berhad	482,043
120,700	MISC Berhad	330,163
108,100	Public Bank Berhad	291,526
283,000	Resorts World Berhad	309,275
150,000	Sime Darby Berhad	403,798
48,197	Tanjong Plc	233,651
79,600	Telekom Malaysia Berhad	223,069
	Total Malaysia	2,836,796
	Mexico — 0.3%
39,300	Alfa SA de CV Class A	282,648
201,886	Cemex SA de CV CPO *	653,984
89,600	Grupo Financiero Banorte SA de CV	365,449
84,800	Grupo Mexico SA Class B	534,948
18,770	Telefonos de Mexico SA de CV Class L ADR	663,332
	Total Mexico	2,500,361

See accompanying notes to the financial statements.

13

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 3.0%
67,962	Boskalis Westminster	2,943,046
29,500	Chicago Bridge & Iron ADR	1,101,825
89,403	CSM	2,965,422
17,073	Fugro NV	1,186,726
27,549	Hunter Douglas NV	2,558,052
25,127	Imtech NV	2,214,534
15,204	Koninklijke Vopak NV	892,370
35,735	Koninklijke Wessanen NV	540,066
167,084	OCE NV	3,596,150
42,888	SBM Offshore NV	1,605,800
18,491	Univar NV	1,333,099
9,625	Vastned NV	766,401
18,456	Wereldhave NV	2,210,751
	Total Netherlands	23,914,242
	Norway — 0.7%
294,500	Golden Ocean Group Ltd	1,526,876
50,811	Ship Finance International Ltd (New York)	1,461,832
17,743	Ship Finance International Ltd (Oslo)	535,633
99,800	Tandberg ASA	2,176,162
	Total Norway	5,700,503
	Philippines — 0.1%
179,520	Bank of the Philippine Islands	233,835
7,782	Philippine Long Distance Telephone	444,878
	Total Philippines	678,713
	Poland — 0.2%
9,380	KGHM Polska Miedz SA	388,475
35,530	Polski Koncern Naftowy Orlen SA *	728,592
62,160	Telekomunikacja Polska SA	480,732
	Total Poland	1,597,799

See accompanying notes to the financial statements.

14

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Russia — 0.3%
17,900	Gazpromneft Spon ADR	340,100
11,650	Mobile Telesystems ADR	770,764
4,400	Oao Tatneft GDR (Registered Shares)	444,400
18,300	Vimpel-Communications ADR	446,520
	Total Russia	2,001,784
	Singapore — 3.1%
665,000	Allgreen Properties Ltd	746,732
905,000	Asia Food & Properties Ltd *	358,652
525,000	Capitacommercial Trust	869,943
313,000	CapitaMall Trust	698,093
375,000	Cosco Corp	1,241,619
2,403,000	Genting International Plc *	1,001,335
462,610	Golden Agri Resources Ltd	662,588
740,000	Hyflux Ltd	1,279,071
94,000	Keppel Land Ltd	475,183
1,000	K-Reit Asia	1,591
505,000	Marco Polo Developments Ltd	857,972
787,000	Midas Holdings Ltd	731,319
480,000	Neptune Orient Lines Ltd	1,541,378
1,618,000	Noble Group Ltd	1,772,067
4,188,100	Pacific Century Region Developments Ltd *	932,765
424,000	Singapore Airport Terminal Services Ltd	727,866
903,000	Singapore Petroleum Co	3,488,429
615,000	Suntec REIT	714,390
584,000	United Overseas Land	1,911,471
2,103,000	United Test And Assembly Center *	1,619,104
156,000	Venture Corp Ltd	1,598,326
701,000	Wing Tai Holdings Ltd	1,600,985
	Total Singapore	24,830,879
	South Africa — 0.0%
109,250	Sanlam Ltd	329,956

See accompanying notes to the financial statements.

15

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — 2.5%
14,130	Daegu Bank	263,296
2,820	Daelim Industrial Co Ltd	471,699
14,800	Daewoo Engineering & Construction Co Ltd	423,341
7,920	Daewoo Securities Co Ltd	244,397
7,960	Dongkuk Steel Mill	366,114
4,720	GS Holdings Corp	243,897
10,734	Hana Financial Group Inc	507,626
10,310	Hanjin Shipping	576,497
21,220	Hynix Semiconductor Inc *	764,585
6,771	Hyundai Development Co	605,810
910	Hyundai Mipo Dockyard Co Ltd	269,449
8,300	Hyundai Mobis	892,377
13,300	Hyundai Motor Co	985,542
13,970	Hyundai Securities Co	425,754
6,690	Hyundai Steel Co	535,191
10,400	Kookmin Bank	843,641
4,030	Korean Air Lines Co Ltd	272,874
9,210	KT Corp ADR	219,382
11,900	KT&G Corp	904,818
3,290	LG Cable & Machinery Ltd	337,820
4,790	LG Chemicals Ltd	498,434
9,260	LG Corp	531,531
6,700	LG Electronics Inc	514,060
6,110	LG Petrochemical Co Ltd	295,594
4,190	POSCO	2,564,205
21,690	Pusan Bank	404,188
24,980	Shinhan Financial Group Co Ltd	1,531,527
820	Shinsegae Co Ltd	541,910
1,530	SK Corp	235,359
8,839	SK Energy Co Ltd *	1,210,499
23,730	SK Telecom Co Ltd ADR	649,490
4,000	S-Oil Corp	322,414
15,800	Woori Finance Holdings Co Ltd	360,102
	Total South Korea	19,813,423

See accompanying notes to the financial statements.

16

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Spain — 1.3%
50,968	Acerinox SA	1,283,018
32,774	Bolsas y Mercados Espanoles	1,815,782
40,250	Corp Financiera Alba	2,662,841
474,022	Iberia Lineas Aereas de Espana	2,158,826
24,699	Obrascon Huarte Lain SA	974,529
20,730	Tecnicas Reunidas SA	1,355,906
	Total Spain	10,250,902
	Sweden — 3.4%
14,200	Axfood AB	508,065
79,500	Boliden AB	1,675,818
83,100	D Carnegie AB	1,350,169
54,900	Electrolux AB Series B	1,235,102
100,255	Getinge AB	2,196,631
45,000	Husqvarna AB Class B	576,578
33,400	JM AB NPV	886,074
340,817	Kinnevik Investment AB Class B	6,560,058
71,700	Kungsleden AB	883,462
13,669	Lundbergforetagen AB Class B	960,169
115,300	NCC Class B	3,052,512
139,300	Ratos AB Series B	4,264,190
107,000	Trelleborg AB Class B	2,585,885
	Total Sweden	26,734,713
	Switzerland — 4.0%
166,850	Actelion Ltd *	9,269,526
29,086	Baloise Holding Ltd	2,672,385
3,195	Banque Cantonale Vaudoise	1,510,621
9,455	Charles Voegele Holding AG *	883,034
39,510	Ciba Specialty Chemical Holding Reg	2,165,589
53,481	Clariant AG *	714,391
2,601	Fischer (George) AG (Registered) *	1,969,446
2,130	Galenica AG	795,524
5,560	Helvetia Patria Holding (Registered)	1,951,975

See accompanying notes to the financial statements.

17

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
190	Jelmoli Holding AG (Registered)	115,013
66,270	Logitech International *	1,795,227
11,001	Panalpina Welttransport Holding AG	1,961,057
1,158	Sulzer AG (Registered)	1,538,884
15,885	Swiss Steel AG (Registered)	1,505,189
71,103	Temenos Group AG *	1,687,892
4,223	Verwaltungs & Private Bank	1,044,100
	Total Switzerland	31,579,853
	Taiwan — 2.1%
111,588	Acer Inc	196,250
237,621	Advanced Semiconductor Engineering Inc	234,898
271,408	Asustek Computer Inc	809,958
367,256	AU Optronics Corp	535,716
415,120	Chi Mei Optoelectronics Corp	420,309
869,920	China Development Financial Holding Corp	354,748
841,164	China Steel Corp	1,143,695
373,626	Chunghwa Telecom Co Ltd	664,018
319,859	Compal Electronics Inc	354,104
374,896	Far Eastern Textile Co Ltd	440,858
202,000	Far Eastone Telecommunications Co Ltd	243,362
357,995	Formosa Chemicals & Fibre Co	871,770
423,939	Formosa Plastics Corp	1,053,151
350,000	Fubon Financial Holding Co Ltd	301,770
46,935	High Tech Computer Corp	637,609
163,200	Hon Hai Precision Industry Co Ltd	1,211,155
236,882	Lite-On Technology Corp	373,754
71,340	MediaTek Inc	1,205,845
488,000	Mega Financial Holdings Co Ltd	303,829
220,161	Mitac International Corp	274,814
109,180	Mosel Vitelic Inc	129,078
478,060	Nan Ya Plastics Corp	1,160,082
65,279	Novatek Microelectronics	263,438
12,100	PixArt Imaging Inc	107,677

See accompanying notes to the financial statements.

18

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
883,878	Powerchip Semiconductor Corp	435,511
902,000	Promos Technologies Inc	278,581
251,395	Quanta Computer Inc	409,028
125,772	Shin Kong Financial Holdings	122,506
297,760	Siliconware Precision Industries Co	607,519
601,144	Taishin Financial Holdings Co Ltd *	301,290
246,000	Taiwan Cellular Corp	313,010
67,000	U-Ming Marine Transport Co *	199,921
172,380	Unimicron Technology Corp	270,520
1,032,410	United Microelectronics Corp	582,833
138,846	Wistron Corp	252,340
	Total Taiwan	17,064,947
	Thailand — 0.6%
93,770	Advanced Info Service Pcl (Foreign Registered) (b)	254,054
87,380	Bangkok Bank Pcl NVDR (b)	302,807
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	188,342
19,810	Banpu Pcl NVDR (b)	163,692
1,884,110	IRPC Pcl (Foreign Registered) (b)	364,483
193,500	Kasikornbank Pcl NVDR (b)	445,376
447,700	Krung Thai Bank Pcl (Foreign Registered) (b)	147,445
130,680	PTT Exploration & Production Pcl (Foreign Registered) (b)	463,724
110,450	PTT Pcl (Foreign Registered) (b)	982,846
267,100	Rayong Refinery Pcl	182,512
57,850	Siam Cement Pcl (Foreign Registered) NVDR (b)	421,064
150,800	Siam Commercial Bank Pcl (Foreign Registered) (b)	344,865
191,860	Thai Oil Pcl (Foreign Registered) (b)	457,521
100,880	Thoresen Thai Agencies Pcl	154,363
47,470	Thoresen Thai Agencies Pcl NVDR	72,589
	Total Thailand	4,945,683
	Turkey — 0.1%
13,390	Tupras-Turkiye Petrol Rafineriler AS	305,804
21,980	Turk Hava Yollari Anonim Ortakligi *	153,780

See accompanying notes to the financial statements.

19

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
97,660	Turkiye Garanti Bankasi	627,939
	Total Turkey	1,087,523
	United Kingdom — 17.4%
275,915	Aggreko Plc	2,996,250
394,346	AMEC Plc	5,216,890
159,819	Arriva Plc	2,449,148
90,257	Autonomy Corp Plc *	1,694,386
88,822	Aveva Group Plc	1,667,805
83,792	Axon Group Plc	1,255,469
85,482	Barratt Developments Plc	1,605,279
421,780	BBA Aviation Plc	2,058,597
47,283	Bellway Plc	1,214,817
79,002	Berkeley Group Holdings Plc *	2,567,926
228,368	Bradford & Bingley Plc	1,755,500
423,307	Brit Insurance Holdings Plc	3,025,802
143,912	British Energy Group Plc	1,350,010
252,315	Britvic Plc	1,693,715
50,961	Bunzl Plc	710,774
70,157	Croda International Plc	936,652
110,113	Dairy Crest Group Plc	1,605,349
3,282,368	Dimension Data Holdings Plc	3,724,652
123,706	DSG International Plc	388,151
91,037	FirstGroup Plc	1,201,981
457,353	Game Group Plc	1,765,157
147,238	GKN Plc	1,096,306
55,770	Greene King Plc	1,131,940
654,118	HMV Group Plc	1,632,887
123,647	Hunting Plc	1,817,072
134,841	IMI Plc	1,540,923
347,311	Inchcape Plc	3,321,431
32,985	Intermediate Capital Group Plc	992,349
185,919	International Personal Finance *	730,038
285,157	Investec Plc	3,121,679

See accompanying notes to the financial statements.

20

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
339,124	JJB Sports Plc	1,439,722
91,378	Keller Group Plc	2,043,895
179,311	Kesa Electricals Plc	1,122,569
193,920	Ladbrokes Plc	1,708,788
111,619	Luminar Plc	1,598,340
204,114	Max Petroleum Plc *	417,101
299,404	MFI Furniture Group Plc *	786,828
210,608	Micro Focus International Plc	1,239,180
83,628	Millennium & Copthorne Hotels Plc	909,071
112,965	Minerva Plc *	635,603
251,860	Misys Plc	1,176,805
96,082	National Express Group Plc	2,439,932
1,619,767	Northern Foods Plc	3,357,299
187,490	Paragon Group Cos Plc	1,579,509
208,088	Petrofac Ltd	1,950,187
92,959	Provident Financial Plc	1,637,320
101,268	Regal Petroleum Plc *	425,024
162,286	Restaurant Group (Ordinary Shares)	995,534
131,066	Rexam Plc	1,385,842
46,618	Rightmove Plc	550,022
376,950	RPS Group Plc	2,924,350
3,234,401	Signet Group Plc	6,188,772
645,925	Smith (David S.) Holdings Plc	2,964,270
450,381	Smith News Plc	1,332,336
219,591	Southern Cross Healthcare Ltd	2,250,190
105,093	Spectris Plc	1,891,554
115,509	SSL International Plc	1,030,025
478,878	Stagecoach Group Plc	2,153,149
1,146,029	Taylor Woodrow Plc	8,055,496
235,124	TDG Plc	1,245,710
636,816	Tomkins Plc	3,072,180
203,220	Travis Perkins Plc	7,336,354
500,403	Trinity Mirror Plc	4,749,876
147,633	UK Coal Plc *	1,556,431
104,014	Wetherspoon J D Plc	1,230,312

See accompanying notes to the financial statements.

21

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
348,792	WH Smith Plc	2,897,749
107,993	William Hill Plc	1,343,984
192,066	Wood Group (John) Plc	1,402,553
1,550,446	Woolworths Group Plc	720,876
46,523	WSP Group Plc	663,293
	Total United Kingdom	138,676,966
	TOTAL COMMON STOCKS (COST $632,983,208)	749,530,395
	PREFERRED STOCKS — 2.6%
	Brazil — 1.4%
52,700	Aracruz Class B (Registered) 5.51%	333,068
50,406	Banco Bradesco SA 1.01%	1,257,581
32,060	Banco Itau Holding Financeira SA 0.34%	1,405,280
16,800	Bradespar SA 0.41%	710,703
30,583	Brasil Telecom Participacoes SA 0.37%	444,249
18,700	Brasil Telecom SA 0.67%	164,411
34,518	Companhia Energetica de Minas Gerais 1.96%	665,026
15,988	Companhia Paranaense de Energia 1.94%	260,763
61,300	Companhia Vale do Rio Doce Class A 0.53%	2,536,983
18,700	Gerdau Metalurgica SA 3.24%	586,162
25,900	Gerdau SA 2.43%	633,639
140,722	Itausa-Investimentos Itau SA 0.41%	846,340
77,600	Sadia SA 1.92%	390,769
9,370	Tele Norte Leste Participacoes ADR 0.18%	206,983
33,900	Tele Norte Leste Participacoes SA 0.18%	759,381
5,200	Telemar Norte Leste SA 1.32%	177,574
	Total Brazil	11,378,912
	Germany — 0.3%
41,223	Hugo Boss AG 2.77%	2,435,768
	Italy — 0.8%
188,051	IFI Istituto Finanziario Industries *	6,533,039

See accompanying notes to the financial statements.

22

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Russia — 0.0%
330,840	Surgutneftegaz 4.40%	215,046
	South Korea — 0.1%
3,900	Hyundai Motor Co 2.80%	153,785
3,270	Hyundai Motor Co 3.01%	130,108
	Total South Korea	283,893
	TOTAL PREFERRED STOCKS (COST $10,095,390)	20,846,658
	RIGHTS AND WARRANTS — 0.0%
	Italy — 0.0%
46,119	Unipol Gruppo Finanziario SPA Rights, Expires 07/03/07 * (c)	—
	Singapore — 0.0%
1,441,800	Genting International Plc Rights, Expires 9/5/07 *	4,729
	TOTAL RIGHTS AND WARRANTS (COST $155,719)	4,729
	SHORT-TERM INVESTMENTS — 3.9%
15,089,339	Bank of New York Institutional Cash Reserves Fund (d)	15,089,339
16,100,000	Branch Bank & Trust Time Deposit, 5.13%, due 09/04/07	16,100,000
	TOTAL SHORT-TERM INVESTMENTS (COST $31,189,339)	31,189,339
	TOTAL INVESTMENTS — 100.5% (Cost $674,423,656)	801,571,121
	Other Assets and Liabilities (net) — (0.5%)	(4,217,812)
	TOTAL NET ASSETS — 100.0%	$797,353,309

See accompanying notes to the financial statements.

23

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	AUD	1,924,000	$1,570,970	$(76,301)
11/20/07	CAD	2,832,450	2,685,940	6,409
11/20/07	CAD	2,832,450	2,685,940	1,892
11/20/07	CAD	2,832,450	2,685,940	7,171
11/20/07	CAD	2,832,450	2,685,940	4,267
11/20/07	CAD	2,832,450	2,685,941	10,410
11/20/07	CAD	2,832,450	2,685,941	6,056
11/20/07	CAD	2,832,450	2,685,941	4,839
11/20/07	CHF	6,264,433	5,215,501	(8,072)
11/20/07	CHF	6,264,433	5,215,501	(10,202)
11/20/07	CHF	6,264,433	5,215,502	(6,817)
11/20/07	CHF	6,264,433	5,215,502	(14,142)
11/20/07	CHF	6,264,433	5,215,502	(8,342)
11/20/07	CHF	6,264,433	5,215,502	(12,396)
11/20/07	CHF	6,264,433	5,215,502	(14,469)
11/20/07	GBP	6,660,000	13,406,764	(90,372)
11/20/07	JPY	532,701,495	4,649,668	(23,045)
11/20/07	JPY	532,701,495	4,649,668	(29,489)
11/20/07	JPY	532,701,495	4,649,668	(29,884)
11/20/07	JPY	532,701,495	4,649,668	(37,955)
11/20/07	JPY	532,701,495	4,649,668	(45,805)
11/20/07	JPY	532,701,495	4,649,669	(42,910)
11/20/07	JPY	532,701,495	4,649,669	(55,523)
11/20/07	NOK	16,817,169	2,888,085	53,236
11/20/07	NOK	16,817,169	2,888,085	52,374
11/20/07	NOK	16,817,169	2,888,086	46,676
11/20/07	NOK	16,817,169	2,888,086	48,595
11/20/07	NOK	16,817,169	2,888,086	50,751
11/20/07	NOK	16,817,169	2,888,086	48,019
11/20/07	NOK	16,817,169	2,888,086	46,872

See accompanying notes to the financial statements.

24

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	NZD	1,949,966	$1,359,927	$9,903
11/20/07	NZD	1,949,966	1,359,927	8,119
11/20/07	NZD	1,949,966	1,359,927	9,673
11/20/07	NZD	1,949,966	1,359,927	11,175
11/20/07	NZD	1,949,966	1,359,927	14,230
11/20/07	NZD	1,949,966	1,359,927	9,673
11/20/07	NZD	5,400,966	3,766,692	(181,360)
11/20/07	SEK	14,030,868	2,041,631	6,662
11/20/07	SEK	14,030,868	2,041,631	7,427
11/20/07	SEK	14,030,868	2,041,631	10,821
11/20/07	SEK	14,030,868	2,041,632	7,141
11/20/07	SEK	14,030,868	2,041,632	8,408
11/20/07	SEK	14,030,868	2,041,632	11,967
11/20/07	SEK	14,030,868	2,041,632	11,120
11/20/07	SGD	2,701,847	1,782,791	3,505
11/20/07	SGD	2,701,847	1,782,791	3,722
11/20/07	SGD	2,701,847	1,782,791	5,260
11/20/07	SGD	2,701,847	1,782,791	2,860
11/20/07	SGD	2,701,847	1,782,791	3,973
11/20/07	SGD	2,701,847	1,782,792	2,567
11/20/07	SGD	2,701,847	1,782,792	2,449
			$161,749,321	$(148,862)
Sales
11/20/07	AUD	9,820,926	$8,018,907	$(145,314)
11/20/07	AUD	9,820,926	8,018,907	(146,620)
11/20/07	AUD	9,820,926	8,018,907	(178,076)
11/20/07	AUD	9,820,926	8,018,907	(175,523)
11/20/07	AUD	9,820,926	8,018,907	(202,923)
11/20/07	AUD	9,820,926	8,018,907	(177,487)
11/20/07	AUD	9,820,926	8,018,908	(196,952)
11/20/07	CHF	4,928,000	4,102,844	50,755
11/20/07	DKK	2,967,136	544,352	(5,289)
11/20/07	DKK	2,967,136	544,352	(6,028)

See accompanying notes to the financial statements.

25

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	DKK	3,152,582	$578,374	$(6,591)
11/20/07	DKK	3,152,582	578,374	(6,140)
11/20/07	DKK	3,152,582	578,374	(6,435)
11/20/07	DKK	3,152,582	578,374	(6,207)
11/20/07	EUR	848,116	1,158,657	(12,338)
11/20/07	EUR	1,353,000	1,848,406	17,178
11/20/07	EUR	1,423,116	1,944,196	(21,103)
11/20/07	GBP	3,930,861	7,912,932	(111,663)
11/20/07	GBP	3,930,861	7,912,932	(115,739)
11/20/07	GBP	3,930,861	7,912,932	(123,223)
11/20/07	GBP	3,930,861	7,912,932	(125,582)
11/20/07	GBP	3,930,861	7,912,932	(127,948)
11/20/07	GBP	3,930,861	7,912,932	(127,862)
11/20/07	GBP	3,930,861	7,912,932	(136,903)
11/20/07	HKD	12,785,731	1,642,297	(2,933)
11/20/07	HKD	12,785,731	1,642,297	(3,174)
11/20/07	HKD	12,785,731	1,642,298	(3,059)
11/20/07	HKD	12,785,731	1,642,298	(3,774)
11/20/07	HKD	12,785,731	1,642,298	(3,522)
11/20/07	HKD	12,785,731	1,642,298	(3,311)
11/20/07	HKD	12,785,731	1,642,298	(3,732)
11/20/07	JPY	90,927,000	793,653	(8,500)
11/20/07	JPY	633,516,000	5,529,625	(113,546)
11/20/07	NOK	14,512,000	2,492,209	32,451
11/20/07	NOK	14,515,000	2,492,724	31,712
11/20/07	SEK	7,449,000	1,083,904	32,830
11/20/07	SEK	8,621,000	1,254,442	(10,879)
			$149,121,818	$(2,153,450)

See accompanying notes to the financial statements.

26

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
264	CAC 40	September 2007	$20,403,835	$1,144,637
75	DAX	September 2007	19,543,605	(541,884)
			$39,947,440	$602,753
Sales
4	AEX	September 2007	$570,347	$(22,282)
19	FTSE 100	September 2007	2,419,389	(47,049)
2	Hang Seng	September 2007	305,913	(13,082)
10	IBEX 35	September 2007	1,974,854	(24,375)
10	MSCI Singapore	September 2007	550,792	(23,676)
32	OMXS 30	September 2007	564,226	(12,608)
73	S&P Toronto 60	September 2007	10,988,712	29,262
3	S&P/MIB	September 2007	822,458	(19,361)
101	SPI 200	September 2007	12,938,897	43,929
16	TOPIX	September 2007	2,226,790	13,818
			$33,362,378	$(75,424)

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

27

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  As of August 31, 2007, these rights have been exercised but shares have not yet been credited to the Fund.

(d)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 84.77% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

28

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $14,373,796 (cost $674,423,656) (Note 2)	$801,571,121
Cash	83,857
Foreign currency, at value (cost $2,110,116) (Note 2)	2,027,178
Receivable for investments sold	5,673,139
Receivable for Fund shares sold	184,141
Dividends and interest receivable	1,236,927
Foreign taxes receivable	137,011
Unrealized appreciation on open forward currency contracts (Note 2)	703,148
Receivable for collateral on open futures contracts (Note 2)	5,200,000
Receivable for variation margin on open futures contracts (Note 2)	1,590
Receivable for expenses reimbursed by Manager (Note 3)	79,174
Total assets	816,897,286
Liabilities:
Collateral on securities loaned, at value (Note 2)	15,089,339
Payable for investments purchased	662,011
Payable for Fund shares repurchased	1,602
Payable to affiliate for (Note 3):
Management fee	399,596
Shareholder service fee	99,899
Trustees and Chief Compliance Officer of GMO Trust fees	1,694
Unrealized depreciation on open forward currency contracts (Note 2)	3,005,460
Accrued expenses	284,376
Total liabilities	19,543,977
Net assets	$797,353,309
Net assets consist of:
Paid-in capital	$573,370,390
Distributions in excess of net investment income	(5,750,567)
Accumulated net realized gain	104,464,303
Net unrealized appreciation	125,269,183
$797,353,309
Net assets attributable to:
Class III shares	$797,353,309
Shares outstanding:
Class III	64,249,936
Net asset value per share:
Class III	$12.41

See accompanying notes to the financial statements.

29

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,488,200)	$14,127,885
Interest	648,524
Securities lending income	631,375
Total investment income	15,407,784
Expenses:
Management fee (Note 3)	2,478,469
Shareholder service fee – Class III (Note 3)	619,617
Custodian and fund accounting agent fees	402,500
Transfer agent fees	14,076
Audit and tax fees	42,228
Legal fees	9,660
Trustees fees and related expenses (Note 3)	4,769
Registration fees	2,116
Miscellaneous	6,900
Total expenses	3,580,335
Fees and expenses reimbursed by Manager (Note 3)	(469,016)
Net expenses	3,111,319
Net investment income (loss)	12,296,465
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	116,398,913
Closed futures contracts	1,977,515
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $1,468) (Note2)	3,248,178
Net realized gain (loss)	121,624,606
Change in net unrealized appreciation (depreciation) on:
Investments	(86,415,914)
Open futures contracts	1,021,454
Foreign currency, forward contracts and foreign currency related transactions	(3,029,980)
Net unrealized gain (loss)	(88,424,440)
Net realized and unrealized gain (loss)	33,200,166
Net increase (decrease) in net assets resulting from operations	$45,496,631

See accompanying notes to the financial statements.

30

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,296,465	$16,269,949
Net realized gain (loss)	121,624,606	216,853,382
Change in net unrealized appreciation (depreciation)	(88,424,440)	(45,812,700)
Net increase (decrease) in net assets from operations	45,496,631	187,310,631
Distributions to shareholders from:
Net investment income
Class III	(6,168,973)	(19,881,021)
Net realized gains
Class III	(32,315,967)	(326,272,225)
	(38,484,940)	(346,153,246)
Net share transactions (Note 7):
Class III	(68,007,522)	26,733,728
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	1,878,476	1,977,585
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(66,129,046)	28,711,313
Total increase (decrease) in net assets	(59,117,355)	(130,131,302)
Net assets:
Beginning of period	856,470,664	986,601,966
End of period (including distributions in excess of net investment income of $5,750,567 and $11,878,059, respectively)	$797,353,309	$856,470,664

See accompanying notes to the financial statements.

31

GMO International Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.22		$14.93	$17.84	$17.09	$9.50	$10.44
Income (loss) from investment operations:
Net investment income (loss)	0.19	†	0.25 †	0.34 †	0.30 †	0.20	0.15
Net realized and unrealized gain (loss)	0.55		2.68	3.44	3.56	7.94	(0.80)
Total from investment operations	0.74		2.93	3.78	3.86	8.14	(0.65)
Less distributions to shareholders:
From net investment income	(0.09)		(0.33)	(0.44)	(0.54)	(0.20)	(0.29)
From net realized gains	(0.46)		(5.31)	(6.25)	(2.57)	(0.35)	—
Total distributions	(0.55)		(5.64)	(6.69)	(3.11)	(0.55)	(0.29)
Net asset value, end of period	$12.41		$12.22	$14.93	$17.84	$17.09	$9.50
Total Return(a)	6.29	%**	23.35%	25.77%	24.45%	86.62%	(6.30)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$797,353		$856,471	$986,602	$1,517,223	$1,592,464	$536,648
Net expenses to average daily net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	1.50	%(b)**	1.79%	2.01%	1.75%	1.60%	1.65%
Portfolio turnover rate	32	%**	48%	49%	53%	46%	44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.09%	0.11%	0.11%	0.13%	0.17%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.03	$0.07	$0.08	$0.04	$0.06

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The ratio for six months ended August 31, 2007, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

32

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/Citigroup Extended Market Index World ex-U.S. Index, the Fund's benchmark. The Fund typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of any of the 500 excluded developed country companies. The Fund may make investments in emerging countries, but these investments generally will represent 10% or less of the Fund's total assets.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign

33

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day.

34

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

35

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the

36

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $14,373,796, collateralized by cash in the amount of $15,089,339, which was invested in the Bank of New York Institutional Cash Reserves Fund.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the period. For the year ended August 31, 2007, the Fund incurred $1,468 in CPMF tax which is included in net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

37

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$691,761,435	$158,582,502	$(48,772,816)	$109,809,686

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.60% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase

38

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $622,869 and $26,637 in purchase premiums and $1,255,607 and $1,950,948 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

39

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.60% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $3,572 and $2,576, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $256,650,012 and $336,789,948, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

40

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 45.25% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.29% of the Fund's shares were held by nine related parties comprised of certain GMO employee accounts, and 2.27% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,960,357	$103,205,570	533,510	$7,500,711
Shares issued to shareholders in reinvestment of distributions	3,182,200	38,063,150	26,807,328	341,714,636
Shares repurchased	(16,990,265)	(209,276,242)	(23,316,825)	(322,481,619)
Purchase premiums and redemption fees	—	1,878,476	—	1,977,585
Net increase (decrease)	(5,847,708)	$(66,129,046)	4,024,013	$28,711,313

41

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the

42

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

43

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

44

GMO International Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.75%	$1,000.00	$1,062.90	$3.89
2) Hypothetical	0.75%	$1,000.00	$1,021.37	$3.81

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

45

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	69.4%
Short-Term Investment	6.5
Futures	0.7
Forward Currency Contracts	(0.0)
Swaps	(0.7)
Other	24.1
100.0%

(a)  GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 17.4%
	U.S. Government — 17.4%
5,000,000	U.S. Treasury Note, 4.63%, due 03/31/08 (a) (b)	5,007,813
	TOTAL DEBT OBLIGATIONS (COST $5,003,906)	5,007,813
	MUTUAL FUNDS — 54.2%
	Affiliated Issuers — 54.2%
604,035	GMO Short-Duration Collateral Fund	15,596,196
	TOTAL MUTUAL FUNDS (COST $15,511,525)	15,596,196
	SHORT-TERM INVESTMENTS — 4.9%
	Money Market Funds — 4.9%
1,407,736	Merrimac Cash Series-Premium Class (b)	1,407,736
	TOTAL MONEY MARKET FUNDS (COST $1,407,736)	1,407,736
	TOTAL SHORT-TERM INVESTMENTS (COST $1,407,736)	1,407,736
	TOTAL INVESTMENTS — 76.5% (Cost $21,923,167)	22,011,745
	Other Assets and Liabilities (net) — 23.5%	6,744,644
	TOTAL NET ASSETS — 100.0%	$28,756,389

See accompanying notes to the financial statements.

2

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts (b)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
10	Cocoa	December 2007	$182,400	$1,848
2	Copper	December 2007	169,850	10,682
3	Gasoline RBOB	October 2007	247,527	8,891
1	Gold 100 OZ	December 2007	68,190	206
9	Soybean	November 2007	397,125	11,272
9	Soybean Meal	December 2007	221,130	9,620
21	Soybean Oil	December 2007	467,586	10,109
6	Wheat	December 2007	232,650	24,198
				$76,826
Sales
1	Crude Oil	October 2007	74,070	(2,305)
9	Coffee "C"	December 2007	390,994	19,197
42	Corn	December 2007	714,000	6,127
20	Cotton No. 2	December 2007	609,700	(28,367)
31	Lean Hogs	October 2007	828,630	27,231
8	Live Cattle	October 2007	310,080	(1,556)
7	Natural Gas	October 2007	382,760	107,091
8	Silver	December 2007	489,200	(14,996)
49	Sugar (World)	October 2007	520,263	6,902
				$119,324

See accompanying notes to the financial statements.

3

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Swap Agreements (b)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
14,311,671	USD	4/12/2008	AIG	3 month T-Bill	Return on DJ-AIG
				+ 0.19%	Commodity Total
					Return Index	$(225,507)
				Premiums to (Pay) Receive	$—	$(225,507)

Notes to Schedule of Investments:

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).

(b)  All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Assets:
Investments in unaffiliated issuers, at value (consolidated cost $6,411,642) (Note 2)	$—	$6,415,549	$—	$6,415,549
Investments in affiliated issuers, at value (consolidated cost $15,511,525) (Note 2)	28,760,030	—	(13,163,834)	15,596,196
Cash	145,627	6,853,637	—	6,999,264
Interest receivable	417	158,089	—	158,506
Receivable for variation margin on open futures contracts (Note 2)	—	1,237	—	1,237
Receivable for expenses reimbursed by Manager (Note 3)	9,362	9,424	—	18,786
Total assets	28,915,436	13,437,936	(13,163,834)	29,189,538
Liabilities:
Payable for investments purchased	—	—	—	—
Payable for open swap contracts (Note 2)	—	225,507	—	225,507
Payable to affiliate for (Note 3):
Management fee	57,049	—	—	57,049
Shareholder service fee	19,016	—	—	19,016
Trustees and Chief Compliance Officer of GMO Trust fees	372	—	—	372
Accrued expenses	82,610	48,595	—	131,205
Total liabilities	159,047	274,102	—	433,149
Net assets	$28,756,389	$13,163,834	$(13,163,834)	$28,756,389
Net assets consist of:
Net capital(1)	$30,041,114	$13,189,284	$(14,533,230)	$28,697,168
Net unrealized appreciation	(1,284,725)	(25,450)	1,369,396	59,221
	$28,756,389	$13,163,834	$(13,163,834)	$28,756,389
Shareholders' capital	$28,756,389			$28,756,389
Shares outstanding	1,025,770			1,025,770
Net asset value per share	$28.03			$28.03

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

5

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Operations — For the Six Months Ended August 31, 2007 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Investment Income:
Dividend from affiliated issuers (Note 8)	$847,649	$—	$—	$847,649
Interest	2,887	1,182,356	—	1,185,243
Total income	850,536	1,182,356	—	2,032,892
Expenses:
Management fee (Note 3)	378,465	—	—	378,465
Shareholder service fee (Note 3)	126,155	—	—	126,155
Custodian and transfer agent fees	9,752	42,688	—	52,440
Audit and tax fees	41,768	7,176	—	48,944
Legal fees	2,024	2,760	—	4,784
Trustees fees and related expenses (Note 3)	1,034	3,496	—	4,530
Miscellaneous	1,104	2,576	—	3,680
Total expenses	560,302	58,696	—	618,998
Fees and expenses reimbursed by Manager (Note 3)	(54,096)	(58,696)	—	(112,792)
Net expenses	506,206	—	—	506,206
Net investment income	344,330	1,182,356	—	1,526,686
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	3,945	—	3,945
Investments in affiliated issuers	(2,588,439)	—	3,739,718	1,151,279
Closed futures contracts	—	(2,924,018)	—	(2,924,018)
Closed swap contracts	—	415,615	—	415,615
Net realized gain (loss)	(2,588,439)	(2,504,458)	3,739,718	(1,353,179)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	27,649	—	27,649
Investments in affiliated issuers	(1,410,943)	—	1,203,209	(207,734)
Open futures contracts	—	261,659	—	261,659
Open swap contracts	—	(3,910,133)	—	(3,910,133)
Net unrealized gain (loss)	(1,410,943)	(3,620,825)	1,203,209	(3,828,559)
Net realized and unrealized gain (loss)	(3,999,382)	(6,125,283)	4,942,927	(5,181,738)
Net increase (decrease) in net assets resulting from operations	$(3,655,052)	$(4,942,927)	$4,942,927	$(3,655,052)

See accompanying notes to the financial statements.

6

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,526,686	$8,673,307
Net realized gain (loss)	(1,353,179)	64,042
Change in net unrealized appreciation (depreciation)	(3,828,559)	3,787,171
Net increase (decrease) in net assets from operations	(3,655,052)	12,524,520
Fund share transactions: (Note 7)
Proceeds from sale of shares	81,595	4,000,000
Cost of shares repurchased	(142,183,794)	(23,957,500)
Net increase (decrease) in Fund share transactions	(142,102,199)	(19,957,500)
Total increase (decrease) in net assets	(145,757,251)	(7,432,980)
Net assets:
Beginning of period	174,513,640	181,946,620
End of period	$28,756,389	$174,513,640

See accompanying notes to the financial statements.

7

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007	Period from April 11, 2005 (commencement of operations) to February 28, 2006
Net asset value, beginning of period	$28.54		$26.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		1.28	0.73
Net realized and unrealized gain (loss)	(0.77)		0.63	0.90
Total from investment operations	(0.51)		1.91	1.63
Net asset value, end of period	$28.03		$28.54	$26.63
Total Return(b)	(1.79	)%**	7.17%	6.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$28,756		$174,514	$181,947
Net expenses to average daily net assets(c)	0.60	%*	0.60%	0.61	%*
Net investment income to average daily net assets(a)	1.82	%*	4.60%	3.12	%*
Portfolio turnover rate	5	%**	12%	13	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.13	%*	0.12%	0.15	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Alternative Asset Opportunity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark. The Fund's benchmark is a composite of the Dow Jones-AIG Commodity Index (50%) and the JPMorgan 3 Month Cash Index (50%). The Fund seeks indirect exposure to investment returns of commodities and, from time to time, other alternative asset classes. The Fund's investment program has two primary components. One component is intended to gain indirect exposure to the commodity markets through the Fund's investments in a wholly owned subsidiary company, which, in turn, invests in various commodity-related derivatives. The second component of the fund's investment program consists of direct and indirect investments in high quality U.S. and foreign fixed income securities. Normally, the Fund gains exposure to fixed income securities indirectly by investing in GMO Short-Duration Collateral Fund.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the GMO Alternative Asset Opportunity Fund and its wholly owned investment in GMO Alternative Asset SPC Ltd. The consolidated financial statements include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd. All significant interfund accounts and transactions have been eliminated in consolidation.

9

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

10

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an

11

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2007, the approximate consolidated cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$28,486,170	$187,990	$(6,662,415)	$(6,474,425)

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

12

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is

13

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.45% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Short-Duration Collateral Fund. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.001%	0.000%	0.000%	0.001%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $758 and $552, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

The Fund's investments in commodity-related derivatives are generally made through GMO Alternative Asset Opportunity SPC Ltd., a wholly owned subsidiary organized as a Bermuda limited liability

14

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

company, which GMO serves as investment manager but does not receive any additional management or other fees for such services.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $6,847,649 and $148,600,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 72.26% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 100.00% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,897	$81,595	142,196	$4,000,000
Shares repurchased	(5,091,562)	(142,183,794)	(860,208)	(23,957,500)
Net increase (decrease)	(5,088,665)	$(142,102,199)	(718,012)	$(19,957,500)

15

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of the affiliated issuer during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$124,605,003	$847,649	$110,800,000	$847,649	$—	$15,596,196
Totals	$124,605,003	$847,649	$110,800,000	$847,649	$—	$15,596,196

16

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

17

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that the underlying funds do not charge any advisory fees. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

18

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

19

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.60%	$1,000.00	$982.10	$2.99
2) Hypothetical	0.60%	$1,000.00	$1,022.12	$3.05

*  Expenses are calculated using the Fund's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

20

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.2%
Short-Term Investments	3.8
Options Purchased	0.7
Loan Participations	0.2
Preferred Stocks	0.1
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Swaps	(0.2)
Written Options	(0.2)
Forward Currency Contracts	(0.3)
Futures	(0.3)
Reverse Repurchase Agreements	(0.5)
Other	1.4
100.0%
Country/Region Summary**	% of Investments
United States	72.2%
Sweden	22.8
Switzerland	12.1
Australia	9.7
Euro Region	7.7
Emerging	3.4
Canada	1.3
United Kingdom	(9.8)
Japan	(19.4)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 9.4%
		Albania — 0.4%
		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	5,896,428
		Austria — 0.4%
		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,078,089
USD	4,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	4,679,591
		Total Austria	5,757,680
		Canada — 0.3%
		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,855,038
		United States — 8.3%
		Corporate Debt — 1.8%
USD	5,000,000	Eastman Chemical Co., 7.25%, due 01/15/24	5,251,500
USD	10,000,000	General Electric Capital Corp. MTN, 5.88%, due 02/15/12	10,169,000
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,729,000
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,719,950
			24,869,450
		U.S. Government — 6.5%
USD	58,031,550	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d)	57,859,269
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (c)	5,000,000
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (a)	8,989,121
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (a)	8,136,169
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (a)	7,939,637
			87,924,196
		Total United States	112,793,646
		TOTAL DEBT OBLIGATIONS (COST $125,436,206)	128,302,792

See accompanying notes to the financial statements.

2

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.3%
		Currency Options — 0.3%
EUR	82,300,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	4,062,690
JPY	11,280,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	147,768
		Total Currency Options	4,210,458
		TOTAL OPTIONS PURCHASED (COST $2,964,259)	4,210,458
		PREFERRED STOCKS — 0.1%
		United States — 0.1%
	10,000	Home Ownership Funding 2 Preferred 144A, 13.34%	1,507,954
		TOTAL PREFERRED STOCKS (COST $2,138,851)	1,507,954
		MUTUAL FUNDS — 90.5%
		United States — 90.5%
		Affiliated Issuers
	4,389,922	GMO Emerging Country Debt Fund, Class IV	45,655,192
	35,393,864	GMO Short-Duration Collateral Fund	913,869,561
	93,858	GMO Special Purpose Holding Fund (a) (e)	135,156
	10,369,966	GMO World Opportunity Overlay Fund	273,352,299
		Total United States	1,233,012,208
		TOTAL MUTUAL FUNDS (COST $1,235,934,943)	1,233,012,208

See accompanying notes to the financial statements.

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
1,137,266	Merrimac Cash Series-Premium Class	1,137,266
	TOTAL SHORT-TERM INVESTMENTS (COST $1,137,266)	1,137,266
	TOTAL INVESTMENTS — 100.4% (Cost $1,367,611,525)	1,368,170,678
	Other Assets and Liabilities (net) — (0.4%)	(5,412,968)
	TOTAL NET ASSETS — 100.0%	$1,362,757,710

See accompanying notes to the financial statements.

4

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/11/07	CHF	227,100,000	$187,979,367	$928,600
9/11/07	CHF	51,300,000	42,462,975	74,705
9/11/07	CHF	37,700,000	31,205,734	15,766
9/11/07	CHF	25,100,000	20,776,231	(218,993)
9/11/07	CHF	131,900,000	109,178,682	(1,253,436)
9/25/07	EUR	84,800,000	115,629,797	(510,948)
9/04/07	GBP	75,400,000	152,025,250	3,585,352
9/04/07	GBP	3,600,000	7,258,500	91,656
11/06/07	GBP	23,100,000	46,518,278	133,478
10/02/07	JPY	6,250,000,000	54,191,499	1,391,883
10/02/07	JPY	7,860,000,000	68,151,229	(236,675)
10/02/07	JPY	4,640,000,000	40,231,769	990,844
10/02/07	JPY	2,870,000,000	24,884,736	(302,605)
9/18/07	NZD	115,000,000	80,638,389	(6,679,950)
9/18/07	NZD	18,800,000	13,182,623	(1,866,081)
			$994,315,059	$(3,856,404)
Sales
10/16/07	AUD	51,600,000	$42,182,160	$1,987,440
10/16/07	AUD	17,400,000	14,224,217	428,671
10/16/07	AUD	11,300,000	9,237,566	347,546
10/23/07	CAD	43,200,000	40,946,751	76,163
9/11/07	CHF	60,700,000	50,243,715	84,603
9/11/07	CHF	19,100,000	15,809,801	78,391
9/11/07	CHF	11,200,000	9,270,669	48,995
9/25/07	EUR	316,700,000	431,839,113	4,725,653
9/25/07	EUR	4,300,000	5,863,303	41,629
9/25/07	EUR	17,500,000	23,862,281	121,189
9/25/07	EUR	2,300,000	3,136,185	(33,312)
9/04/07	GBP	19,500,000	39,316,875	181,582
9/04/07	GBP	25,200,000	50,809,500	385,938
9/04/07	GBP	11,200,000	22,582,000	198,847
9/04/07	GBP	23,100,000	46,575,375	(128,205)
10/02/07	JPY	44,110,000,000	382,461,922	(17,856,202)
10/02/07	JPY	270,000,000	2,341,073	(77,473)
9/18/07	NZD	9,700,000	6,801,673	741,678
9/18/07	NZD	10,100,000	7,082,154	799,684
9/18/07	NZD	20,000,000	14,024,068	1,610,232
9/18/07	NZD	83,600,000	58,620,603	5,271,951
			$1,277,231,004	$(965,000)

See accompanying notes to the financial statements.

5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
10/09/07	EUR	80,800,000	NOK	646,294,960	$722,928
10/09/07	NOK	64,577,250	EUR	8,100,000	(36,036)
10/30/07	SEK	113,256,000	EUR	12,100,000	54,549
					$741,441

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
371	Australian Government Bond 10 Yr.	September 2007	$30,523,119	$658,437
1,016	Australian Government Bond 3 Yr.	September 2007	82,716,733	583,579
152	Canadian Government Bond 10 Yr.	December 2007	16,059,318	(63,789)
205	Euro BOBL	September 2007	30,167,197	546,888
436	Euro Bund	September 2007	67,572,668	1,864,416
				$3,589,531
Sales
201	Japanese Government Bond 10 Yr. (TSE)	September 2007	$234,954,228	$(5,115,460)
607	U.S. Long Bond (CBT)	December 2007	67,718,437	(542,734)
953	U.S. Treasury Note 10 Yr.	December 2007	103,921,672	(680,859)
1,617	U.S. Treasury Note 2 Yr. (CBT)	December 2007	333,354,656	(614,928)
901	U.S. Treasury Note 5 Yr. (CBT)	December 2007	96,139,516	(594,435)
762	UK Gilt Long Bond	December 2007	164,469,747	(447,837)
				$(7,996,253)

See accompanying notes to the financial statements.

6

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan
						Bank System	$26,231
350,000,000	USD	12/20/2008	JP Morgan Chase Bank	(Pay)	0.15%	Reference security within CDX Index	913,500
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	18,923
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	29,017
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.66%	Daimler-Chrysler AG	51,000
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	33,229
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	24,574
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaeuser Co.	10,262
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	(52,542)
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Power LLC	27,873
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	2,361
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Co.	(314,058)
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.17%	Wachovia Corp.	(9,724)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	(20,983)
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	(30,106)
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners LP	72,803
5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Co. LLC	4,451
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	25,907
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	(16,138)
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	32,040
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	Bell South	19,412

See accompanying notes to the financial statements.

7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
2,000,000	USD	6/20/2011	UBS AG	Receive	0.32%	Boston Properties
						Limited Partnership	$(14,204)
3,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.14%	Credit Suisse First Boston (USA), Inc.	(19,990)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.37%	Deutsche Telekom International Finance B.V.	12,075
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	ERP Operating LP	(16,261)
4,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.20%	Morgan Stanley	(67,702)
2,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.30%	Prologis	(20,174)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.49%	Telecom Italia SpA	14,701
3,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.08%	US Bancorp	(26,859)
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.04%	UBS	(17,005)
2,000,000	USD	12/20/2011	Barclays Bank PLC	Receive	0.11%	Wachovia	(17,424)
5,000,000	USD	3/20/2013	Barclays Bank PLC	Receive	0.25%	Goldman Sachs Group, Inc.	(116,511)
2,000,000	USD	12/20/2013	UBS AG	Receive	0.34%	CIT	(232,135)
3,000,000	USD	12/20/2013	Lehman Brothers	Receive	0.25%	Mid America Energy	(17,802)
2,000,000	USD	12/20/2013	Barclays Bank PLC	Receive	0.25%	SLM Corp.	(269,405)
9,920,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	62,179
25,000,000	USD	6/20/2015	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	(292,926)
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(58,585)
1,000,000	USD	12/20/2016	UBS AG	Receive	0.15%	Bank of America	(20,162)
1,000,000	USD	12/20/2016	UBS AG	Receive	0.12%	Citigroup	(25,426)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.17%	GECC	(21,750)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.22%	JP Morgan Chase Bank	(19,236)
1,000,000	USD	12/20/2016	Barclays Bank PLC	Receive	0.33%	Pacific Gas	(11,825)
73,000,000	USD	12/20/2016	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	(1,090,267)

See accompanying notes to the financial statements.

8

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
2,000,000	USD	12/20/2016	JP Morgan	Receive	0.65%	Reference security
			Chase Bank			within CDX Index	$(29,870)
10,000,000	USD	12/20/2016	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	(149,351)
1,000,000	USD	12/20/2016	Bank of America, N.A.	Receive	0.33%	Well Point	(14,719)
5,000,000	USD	1/20/2024	Goldman Sachs	(Pay)	1.11%	Eastman Chemical Co	(113,045)
					Premiums to (Pay) Receive	$27,386	$(1,745,647)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
565,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month
						SEK STIBOR	$(777,349)
10,100,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,618,764)
10,100,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,504,782)
10,100,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,482,667)
115,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(389,430)
63,000,000	SEK	9/19/2012	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	(213,340)
11,700,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(210,201)
106,800,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(1,918,754)
87,400,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(1,570,217)
23,900,000	AUD	9/17/2017	JP Morgan Chase Bank	Receive	6.83%	6 month AUD BBSW	279,984
84,200,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(503,814)

See accompanying notes to the financial statements.

9

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
363,700,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	$(2,176,213)
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,314,532)
					Premiums to (Pay) Receive	$10,145,354	$(13,400,079)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
70,000,000	USD	9/28/2007	JP Morgan Chase Bank	1 month LIBOR-0.01%	Lehman Aggregate Total Return Index	$543,948
28,000,000	USD	10/31/2007	JP Morgan Chase Bank	1 month LIBOR-0.01%	Lehman Aggregate Total Return Index	217,579
85,000,000	USD	10/31/2007	Lehman Brothers	1 month LIBOR-0.04%	Return on Lehman Brothers U.S. Government Index	908,855
155,000,000	USD	10/31/2007	Lehman Brothers	1 month LIBOR-0.055%	Return on Lehman Mortgage Total Return Index	1,276,821
20,000,000	USD	11/30/2007	JP Morgan Chase Bank	1 month LIBOR-0.01%	Return on Lehman Aggregate Total Return Index	—
350,000,000	USD	1/31/2008	Lehman Brothers	1 month LIBOR-0.05%	Return on Lehman Brothers U.S. Government Index	3,745,260
100,000,000	USD	5/30/2008	UBS AG	1 month LIBOR-0.09%	Return on Lehman Mortgage Total Return Index	826,672
245,000,000	USD	6/30/2008	UBS AG	1 month LIBOR-0.09%	Lehman Mortgage Total Return Index	2,025,347
225,000,000	USD	7/31/2008	Lehman Brothers	1 month LIBO-0.05%	Return on Lehman Brothers U.S. Government Index	2,407,667
250,000,000	USD	8/19/2011	Morgan Stanley	3 month LIBOR-0.01%	Return on Lehman Aggregate Total Return Index	1,174,755
				Premiums to (Pay) Receive	$—	$13,126,904

See accompanying notes to the financial statements.

10

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Security is backed by the U.S. Government.

(c)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(d)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(e)  Bankrupt issuer.

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $131,676,582) (Note 2)	$135,158,470
Investments in affiliated issuers, at value (cost $1,235,934,943) (Notes 2 and 8)	1,233,012,208
Receivable for Fund shares sold	10,000,000
Interest receivable	682,361
Unrealized appreciation on open forward currency contracts (Note 2)	25,119,953
Receivable for variation margin on open futures contracts (Note 2)	2,407,090
Interest receivable for open swap contracts	3,891,697
Receivable for open swap contracts (Note 2)	14,787,426
Receivable for closed swap contracts (Note 2)	215,152
Receivable for expenses reimbursed by Manager (Note 3)	67,359
Total assets	1,425,341,716
Liabilities:
Payable for investments purchased	15,500,000
Foreign currency due to custodian	374,278
Payable to affiliate for (Note 3):
Management fee	289,093
Shareholder service fee	122,199
Trustees and Chief Compliance Officer of GMO Trust fees	3,376
Unrealized depreciation on open forward currency contracts (Note 2)	29,199,916
Payable for open swap contracts (Note 2)	16,806,248
Accrued expenses	288,896
Total liabilities	62,584,006
Net assets	$1,362,757,710

See accompanying notes to the financial statements.

12

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$1,454,000,952
Distributions in excess of net investment income	(58,983,232)
Accumulated net realized loss	(32,544,883)
Net unrealized appreciation	284,873
$1,362,757,710
Net assets attributable to:
Class III shares	$154,762,095
Class IV shares	$1,207,995,615
Shares outstanding:
Class III	15,628,324
Class IV	121,805,115
Net asset value per share:
Class III	$9.90
Class IV	$9.92

See accompanying notes to the financial statements.

13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$8,534,988
Interest	4,544,980
Dividends	50,000
Total investment income	13,129,968
Expenses:
Management fee (Note 3)	1,963,969
Shareholder service fee – Class III (Note 3)	116,126
Shareholder service fee – Class IV (Note 3)	708,170
Custodian, fund accounting agent and transfer agent fees	326,140
Audit and tax fees	37,444
Legal fees	23,000
Trustees fees and related expenses (Note 3)	9,861
Registration fees	2,760
Miscellaneous	11,223
Total expenses	3,198,693
Fees and expenses reimbursed by Manager (Note 3)	(392,564)
Indirectly incurred fees waived or borne by Manager (Note 3)	(102,162)
Shareholder service fee waived (Note 3)	(24,493)
Net expenses	2,679,474
Net investment income (loss)	10,450,494
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(6,292,587)
Investments in affiliated issuers	8,825,139
Realized gains distributions from affiliated issuers (Note 8)	1,817,575
Closed futures contracts	(4,106,002)
Closed swap contracts	(9,148,780)
Foreign currency, forward contracts and foreign currency related transactions	465,991
Net realized gain (loss)	(8,438,664)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,628,904
Investments in affiliated issuers	2,155,872
Open futures contracts	(1,477,372)
Open swap contracts	(11,893,550)
Foreign currency, forward contracts and foreign currency related transactions	(14,452,525)
Net unrealized gain (loss)	(24,038,671)
Net realized and unrealized gain (loss)	(32,477,335)
Net increase (decrease) in net assets resulting from operations	$(22,026,841)

See accompanying notes to the financial statements.

14

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,450,494	$119,373,878
Net realized gain (loss)	(8,438,664)	64,383,082
Change in net unrealized appreciation (depreciation)	(24,038,671)	(4,611,340)
Net increase (decrease) in net assets from operations	(22,026,841)	179,145,620
Distributions to shareholders from:
Net investment income
Class III	(7,545,179)	(9,204,300)
Class IV	(59,639,694)	(140,512,830)
Total distributions from net investment income	(67,184,873)	(149,717,130)
Net share transactions (Note 7):
Class III	(22,510,751)	35,129,910
Class IV	(895,182,534)	(461,382,628)
Increase (decrease) in net assets resulting from net share transactions	(917,693,285)	(426,252,718)
Total increase (decrease) in net assets	(1,006,904,999)	(396,824,228)
Net assets:
Beginning of period	2,369,662,709	2,766,486,937
End of period (including distributions in excess of net investment income of $58,983,232 and $2,248,853, respectively)	$1,362,757,710	$2,369,662,709

See accompanying notes to the financial statements.

15

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.49		$10.32	$10.35	$10.40	$9.95	$10.39
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.43	0.15	0.18	0.25	0.20
Net realized and unrealized gain (loss)	(0.21)		0.27	0.17	0.24	0.91	0.44
Total from investment operations	(0.14)		0.70	0.32	0.42	1.16	0.64
Less distributions to shareholders:
From net investment income	(0.45)		(0.53)	(0.35)	(0.25)	(0.28)	(0.47)
From net realized gains	—		—	—	(0.22)	(0.43)	(0.61)
Total distributions	(0.45)		(0.53)	(0.35)	(0.47)	(0.71)	(1.08)
Net asset value, end of period	$9.90		$10.49	$10.32	$10.35	$10.40	$9.95
Total Return(b)	(1.40	)%**	6.85%	3.10%	4.01%	11.99%	6.45%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$154,762		$187,045	$148,476	$1,216,251	$602,824	$286,030
Net expenses to average daily net assets(c)	0.39	%*	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income to average daily net assets(a)	1.44	%*	4.11%	1.40%	1.77%	2.43%	1.91%
Portfolio turnover rate	24	%**	72%	62%	108%	114%	108%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*	0.06%	0.06%	0.07%	0.09%	0.09%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007	2006(a)
Net asset value, beginning of period	$10.50		$10.33	$10.46
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.07		0.45	0.23
Net realized and unrealized gain (loss)	(0.20)		0.26	(0.01	)(c)
Total from investment operations	(0.13)		0.71	0.22
Less distributions to shareholders:
From net investment income	(0.45)		(0.54)	(0.35)
Total distributions	(0.45)		(0.54)	(0.35)
Net asset value, end of period	$9.92		$10.50	$10.33
Total Return(d)	(1.31	)%**	6.90%	2.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,207,996		$2,182,618	$2,618,011
Net expenses to average daily net assets(e)	0.34	%*	0.34%	0.34	%*
Net investment income to average daily net assets(b)	1.32	%*	4.33%	2.16	%(f)
Portfolio turnover rate	24	%**	72%	62	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*	0.06%	0.07	%*

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(f)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the Lehman Brothers U.S. Aggregate Index. The Fund typically invests in bonds included in the Lehman Brothers U.S. Aggregate Index and in securities and instruments with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest a substantial portion of its total assets in shares of Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; in U.S. and foreign investment-grade bonds, including U.S. and foreign government securities and asset-backed securities issued by U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government) and foreign governments, corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; to a significant extent in credit default swaps; in shares of World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities), primarily through investment in shares of Emerging Country Debt Fund ("ECDF").

As of August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

18

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $574,926 in conjunction with a settlement agreement related to the default of those asset-backed securities.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

19

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the

20

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total

21

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

22

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. There were no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

23

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $34,693,380 and $2,795,729 expiring in 2014 and 2015, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2007, the Fund elected to defer to March 1, 2007 post-October capital losses of $31,418,866.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,382,355,532	$13,733,736	$(27,918,590)	$(14,184,854)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

24

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

25

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 20, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.003%	0.048%	0.066%

26

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $7,377 and $5,244, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2007, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$77,395,156	$83,387,383
Investments (non-U.S. Government securities)	302,719,146	1,285,434,366

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 44.90% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, less than 0.01% of the Fund's shares were held by four related parties comprised of certain GMO employee accounts, and 83.25% of the Fund's shares were held by accounts for which the Manager has investment discretion.

27

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.   Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	6,278,358	$65,444,185	10,466,484	$108,425,382
Shares issued to shareholders in reinvestment of distributions	664,601	6,639,364	574,344	5,967,454
Shares repurchased	(9,138,824)	(94,594,300)	(7,600,338)	(79,262,926)
Net increase (decrease)	(2,195,865)	$(22,510,751)	3,440,490	$35,129,910
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	12,016,621	$125,053,877	90,465,074	$952,490,812
Shares issued to shareholders in reinvestment of distributions	5,958,011	59,639,694	13,509,020	140,512,830
Shares repurchased	(103,980,961)	(1,079,876,105)	(149,605,257)	(1,554,386,270)
Net increase (decrease)	(86,006,329)	$(895,182,534)	(45,631,163)	$(461,382,628)

28

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class IV	$73,734,690	$3,372,191	$30,200,000	$629,541	$1,242,649	$45,655,192
GMO Short-Duration Collateral Fund	1,648,269,872	264,505,447	1,006,750,000	7,905,447	—	913,869,561
GMO Special Purpose Holding Fund	132,340	—	—	—	574,926	135,156
GMO World Opportunity Overlay Fund	475,441,813	34,200,000	240,675,000	—	—	273,352,299
Totals	$2,197,578,715	$302,077,638	$1,277,625,000	$8,534,988	$1,817,575	$1,233,012,208

29

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

30

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most

31

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

32

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$986.00	$2.30
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34
Class IV
1) Actual	0.41%	$1,000.00	$986.90	$2.05
2) Hypothetical	0.41%	$1,000.00	$1,023.08	$2.08

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

33

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.6%
Short-Term Investments	18.0
Rights and Warrants	0.0
Futures	(0.0)
Other	(15.6)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	26.5%
Retail Stores	13.6
Technology	10.0
Consumer Goods	9.3
Services	8.9
Construction	6.0
Health Care	5.1
Utility	4.3
Food & Beverage	3.9
Primary Process Industry	3.6
Automotive	2.8
Manufacturing	2.7
Transportation	1.3
Oil & Gas	1.0
Machinery	0.8
Metals & Mining	0.2
100.0%

1

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.6%
	Automotive — 2.7%
5,100	American Axle & Manufacturing Holdings, Inc.	118,932
12,550	ArvinMeritor, Inc.	218,997
5,000	Autoliv, Inc.	286,850
3,000	BorgWarner, Inc.	253,500
2,700	Cooper Tire & Rubber Co.	65,988
8,400	Goodyear Tire & Rubber Co. (The) *	232,344
2,200	Standard Motor Prods	21,538
6,400	TRW Automotive Holdings Corp. *	195,584
	Total Automotive	1,393,733
	Construction — 5.8%
1,090	American Woodmark Corp.	32,885
22,500	Annaly Capital Management, Inc.	317,025
12,500	Anthracite Capital, Inc. REIT	113,250
12,200	Anworth Mortgage Asset Corp. REIT (a)	65,636
400	Apogee Enterprises, Inc.	10,068
800	Avatar Holdings, Inc. * (a)	48,624
7,251	Capstead Mortgage Corp. REIT	72,292
2,300	Centex Corp.	66,493
1,300	Crane Co.	58,227
2,000	Dycom Industries, Inc. *	59,060
400	EMCOR Group, Inc. *	12,540
1,900	Entertainment Properties Trust REIT	90,896
1,200	Inland Real Estate Corp. REIT	18,576
4,400	iStar Financial, Inc. REIT	161,040
8,100	KB Home (a)	245,754
900	KKR Financial Holdings LLC REIT (a)	13,941
400	Lennar Corp.-Class A	11,308
1,600	Lennox International, Inc.	57,552
5,700	Louisiana-Pacific Corp.	106,761
3,600	M/I Homes, Inc. (a)	65,628
7,224	MDC Holdings, Inc.	321,396

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Construction — continued
18,266	MFA Mortgage Investments, Inc. REIT	141,561
5,400	Newcastle Investment Corp. REIT (a)	89,856
900	Senior Housing Properties Trust REIT	18,306
4,200	Simpson Manufacturing Co., Inc. (a)	138,600
5,100	Thor Industries, Inc.	224,349
15,400	Thornburg Mortgage, Inc. REIT (a)	181,412
10,900	Toll Brothers, Inc. *	232,824
400	Universal Forest Products, Inc. (a)	14,916
300	Weingarten Realty Investors REIT	12,063
	Total Construction	3,002,839
	Consumer Goods — 9.1%
9,900	Alberto-Culver Co.	229,383
10,400	Blyth, Inc.	232,544
9,500	Brunswick Corp.	238,925
1,500	Chattem, Inc. * (a)	92,565
1,600	Church & Dwight Co., Inc.	71,888
4,900	Columbia Sportswear Co.	293,608
500	Deckers Outdoor Corp. *	47,095
3,000	Estee Lauder Cos. (The), Inc.-Class A	124,770
4,100	Ethan Allen Interiors, Inc.	137,760
8,400	Fossil, Inc. *	281,484
11,490	Furniture Brands International, Inc.	130,756
10,900	Hasbro, Inc.	307,489
1,000	Hooker Furniture Corp. (a)	18,350
900	Jakks Pacific, Inc. * (a)	20,223
13,500	Jones Apparel Group, Inc.	259,065
3,000	Kellwood Co.	59,100
3,000	K-Swiss, Inc.-Class A	72,360
6,900	La-Z-Boy, Inc. (a)	66,516
10,500	Leggett & Platt, Inc.	214,200
20,000	Liz Claiborne, Inc.	683,400
1,700	Marvel Entertainment, Inc. * (a)	38,420
1,600	Matthews International Corp.-Class A	69,024

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
2,000	Oakley, Inc.	57,540
2,800	Perry Ellis International, Inc. *	76,412
1,000	Phillips-Van Heusen Corp.	58,230
3,900	Plantronics, Inc.	110,760
2,600	Polaris Industries, Inc. (a)	124,150
1,100	Snap-On, Inc.	53,878
5,300	Timberland Co.-Class A *	106,477
4,900	Tupperware Corp.	150,871
3,700	Universal Corp. (a)	181,781
800	Warnaco Group (The), Inc. *	27,920
2,600	Wolverine World Wide, Inc.	68,354
	Total Consumer Goods	4,705,298
	Financial — 25.9%
1,600	AG Edwards, Inc.	133,728
300	Alleghany Corp. * (a)	123,600
1,200	Amcore Financial, Inc.	32,136
4,400	American Capital Strategies Ltd.	181,676
9,350	American Financial Group, Inc.	263,670
600	American National Insurance Co.	75,630
7,900	AmeriCredit Corp. * (a)	136,749
3,000	AMERIGROUP Corp. *	95,010
1,200	Anchor Bancorp Wisconsin, Inc.	31,608
9,500	Associated Banc Corp.	267,995
7,350	Astoria Financial Corp.	191,615
700	Axis Capital Holdings Ltd.	25,270
7,500	Bancorpsouth, Inc.	187,425
1,100	Bank of Hawaii Corp.	56,551
800	Banner Corp.	25,776
4,700	Brown & Brown, Inc. (a)	126,524
3,300	Chemical Financial Corp.	83,556
2,600	Chittenden Corp.	90,428
3,700	Citizens Republic Bancorp, Inc. (a)	65,231
3,800	City National Corp.	271,282

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
4,025	Commerce Bancshares, Inc.	187,968
15,700	Commerce Group, Inc.	500,516
3,100	Community Bank System, Inc.	62,341
300	Community Trust Bancorp	9,603
2,000	Conseco, Inc. *	28,120
2,300	Corus Bankshares, Inc. (a)	30,728
1,600	Dime Community Bancshares	21,808
4,500	Downey Financial Corp. (a)	254,655
400	EMC Insurance Group, Inc.	9,780
3,600	Erie Indemnity Co.-Class A	201,204
1,100	FBL Financial Group, Inc.-Class A	43,043
300	Federal Agricultural Mortgage Corp.-Class C	9,780
12,116	First American Corp.	506,812
4,100	First Bancorp Puerto Rico (a)	41,205
100	First Citizens BancShares, Inc.-Class A	17,725
14,600	First Horizon National Corp. (a)	447,928
2,700	FirstFed Financial Corp. * (a)	135,675
8,000	FirstMerit Corp.	154,560
9,600	Flagstar Bancorp, Inc.	118,080
1,400	Frontier Financial Corp. (a)	34,412
5,100	Fulton Financial Corp.	74,970
4,700	Greater Bay Bancorp	132,305
1,600	Harleysville Group, Inc.	51,616
3,700	HCC Insurance Holdings, Inc.	102,157
700	Hilb Rogal & Hobbs Co.	32,690
7,100	Horace Mann Educators Corp.	137,314
1,211	IMPAC Mortgage Holdings, Inc. REIT (a)	2,083
700	Imperial Capital Bancorp, Inc.	24,220
2,300	Independent Bank Corp., MI	26,933
600	Integra Bank Corp.	11,424
5,320	International Bancshares Corp.	122,466
1,900	Janus Capital Group, Inc. (a)	50,521
4,073	Kansas City Life Insurance Co.	182,552

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
2,100	Knight Capital Group, Inc.-Class A *	28,854
3,300	LandAmerica Financial Group, Inc.	182,787
2,800	MAF Bancorp, Inc.	150,332
700	Markel Corp. * (a)	332,962
3,500	MCG Capital Corp.	50,820
5,200	Mercury General Corp.	273,936
2,500	MGIC Investment Corp. (a)	75,400
3,200	MoneyGram International, Inc.	68,064
7,200	Nationwide Financial Services, Inc.-Class A	385,344
7,200	New York Community Bancorp, Inc.	127,368
5,100	Odyssey Re Holdings Corp.	184,722
1,000	Old National Bancorp	15,880
23,975	Old Republic International Corp.	436,105
4,900	Pacific Capital Bancorp (a)	123,578
700	Park District National Corp. (a)	63,644
1,200	PFF Bancorp, Inc.	21,024
7,900	Philadelphia Consolidated Holding Corp. *	316,158
1,400	PMA Capital Corp.-Class A *	14,070
9,610	PMI Group (The), Inc. (a)	304,445
11,100	Popular, Inc. (a)	136,974
1,000	Pre-Paid Legal Services, Inc. * (a)	55,190
5,000	Protective Life Corp.	209,000
5,500	Radian Group, Inc.	97,020
6,000	Redwood Trust, Inc. REIT (a)	223,980
8,700	Reinsurance Group of America, Inc.	472,497
1,600	RLI Corp.	96,240
1,000	S&T Bancorp (a)	35,210
2,600	Safety Insurance Group, Inc.	88,764
7,000	SEI Investment Co.	177,590
3,700	Selective Insurance Group, Inc.	78,070
4,500	StanCorp Financial Group, Inc.	211,950
2,200	State Auto Financial Corp.	65,824
5,300	Stewart Information Services Corp.	196,418
600	Student Loan Corp.	118,350

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
14,300	TCF Financial Corp.	361,361
4,900	Transatlantic Holdings, Inc.	347,067
4,100	Triad Guaranty, Inc. *	68,593
3,100	Trustco Bank Corp., NY	34,658
7,400	Trustmark Corp.	208,976
2,000	United Bankshares, Inc.	62,600
600	Unitrin, Inc.	27,276
2,650	Valley National Bancorp	60,155
4,927	Washington Federal, Inc. (a)	130,763
2,600	Webster Financial Corp.	110,396
2,400	Westamerica Bancorporation (a)	116,520
700	Whitney Holding Corp.	19,390
1,500	Wilmington Trust Corp.	60,150
1,800	Zenith National Insurance Corp.	77,598
	Total Financial	13,336,727
	Food & Beverage — 3.8%
4,300	Chiquita Brands International, Inc. * (a)	67,080
500	Corn Products International, Inc.	22,600
5,500	Dean Foods Co.	147,730
5,800	Del Monte Foods Co.	61,132
400	Fresh Del Monte Produce, Inc	10,532
1,300	Hormel Foods Corp.	46,319
4,400	JM Smucker Co. (The)	242,044
500	Lancaster Colony Corp.	20,335
900	M&F Worldwide Corp. *	50,760
2,600	McCormick & Co., Inc. (Non Voting)	93,184
900	Molson Coors Brewing Co.-Class B	80,514
2,400	Pilgrim's Pride Corp.	97,416
2,300	Ralcorp Holdings, Inc. *	142,117
2,450	Sanderson Farms, Inc.	102,753
25	Seaboard Corp. (a)	51,975
4,600	Smithfield Foods, Inc. *	150,558
26,700	Tyson Foods, Inc.-Class A	575,385
	Total Food & Beverage	1,962,434

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care — 5.0%
800	American Dental Partners, Inc. * (a)	19,160
10,000	Apria Healthcare Group * (a)	266,300
3,400	Conmed Corp. *	98,770
1,000	Cytyc Corp. *	42,740
1,500	Endo Pharmaceuticals Holdings, Inc. *	47,820
6,800	Health Management Associates, Inc.-Class A	46,308
1,400	Idexx Laboratories, Inc. *	156,450
800	Immucor, Inc. *	26,680
2,100	Invacare Corp. (a)	48,657
3,800	Kindred Healthcare, Inc. *	75,316
26,700	King Pharmaceuticals, Inc. *	401,301
3,100	LifePoint Hospitals, Inc. *	87,110
5,100	Lincare Holdings, Inc. *	183,549
600	Molina Healthcare, Inc. *	20,430
6,200	Owens & Minor, Inc.	247,380
500	Par Pharmaceutical Cos., Inc. *	11,195
4,600	Patterson Cos., Inc. *	169,188
3,000	Pediatrix Medical Group, Inc. *	178,950
1,700	Pharmaceutical Product Development, Inc.	59,551
500	PharmaNet Development Group, Inc. *	14,400
1,800	Respironics, Inc. *	85,374
1,200	Techne Corp. * (a)	75,612
10,900	Tenet Healthcare Corp. * (a)	36,951
1,780	Universal Health Services, Inc.-Class B	93,984
2,000	Watson Pharmaceuticals, Inc. *	59,640
	Total Health Care	2,552,816
	Machinery — 0.7%
2,700	AGCO Corp. * (a)	116,640
1,100	Cascade Corp.	80,971
100	NACCO Industries, Inc.-Class A	11,847
500	Sauer-Danfoss, Inc.	13,410
1,500	Stanley Works (The)	85,110
1,200	Tidewater, Inc.	78,540
	Total Machinery	386,518

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — 2.7%
700	American Greetings Corp.-Class A	17,318
3,600	AptarGroup, Inc.	130,788
3,700	Bemis Co., Inc.	110,519
2,000	Greif, Inc.-Class A	116,440
200	Kennametal, Inc.	16,132
2,700	Mueller Industries, Inc.	93,528
3,600	Pall Corp.	137,268
2,400	Reliance Steel & Aluminum Co.	127,128
2,100	Rock-Tenn Co.-Class A	60,879
3,400	Sealed Air Corp.	89,930
4,600	Sonoco Products Co.	165,692
1,900	SPX Corp.	171,095
2,500	Temple-Inland, Inc.	137,700
300	Tredegar Industries	5,244
	Total Manufacturing	1,379,661
	Metals & Mining — 0.2%
1,200	Cleveland-Cliffs, Inc. (a)	91,524
	Oil & Gas — 1.0%
1,400	Ashland, Inc.	83,706
2,300	Cimarex Energy Co.	82,363
1,300	Pogo Producing Co.	64,753
4,200	Tesoro Corp.	207,186
1,700	Unit Corp. *	83,402
	Total Oil & Gas	521,410
	Primary Process Industry — 3.5%
7,400	Albemarle Corp.	299,478
3,000	Cabot Corp.	121,020
1,000	Celanese Corp.-Class A	35,920
1,900	Commercial Metals Co.	54,891
1,800	Eastman Chemical Co.	120,168
400	FMC Corp.	36,000

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Primary Process Industry — continued
600	Headwaters, Inc. *	9,912
3,200	Hercules, Inc. *	66,624
2,100	International Flavors & Fragrances, Inc.	105,483
3,900	Lubrizol Corp.	247,962
2,800	PolyOne Corp. *	22,484
3,800	Quanex Corp.	164,578
1,300	Schnitzer Steel Industries, Inc.-Class A	75,959
8,600	Sensient Technologies Corp.	232,974
1,600	Sigma Aldrich Corp.	71,680
2,658	Stepan Co.	79,793
3,700	Worthington Industries, Inc.	78,292
	Total Primary Process Industry	1,823,218
	Retail Stores — 13.3%
1,800	99 Cents Only Stores *	22,230
3,500	Advance Auto Parts, Inc.	124,460
5,300	American Eagle Outfitters, Inc.	136,899
6,300	Asbury Automotive Group, Inc.	136,206
26,100	AutoNation, Inc. * (a)	495,378
7,400	Big Lots, Inc. * (a)	220,298
8,400	BJ's Wholesale Club, Inc. *	294,000
1,200	Borders Group, Inc.	18,000
1,550	Buckle, Inc.	57,986
6,600	CDW Corp. *	568,062
2,800	Chico's FAS, Inc. *	44,744
3,000	CSK Auto Corp. *	39,660
1,000	Dillard's, Inc.-Class A	23,740
19,000	Dollar Tree Stores, Inc. *	825,550
12,400	Family Dollar Stores, Inc.	363,072
6,400	Foot Locker, Inc.	106,944
4,700	Group 1 Automotive, Inc.	164,782
1,700	Haverty Furniture Companies, Inc.	18,224
5,600	Ingles Markets, Inc.-Class A	168,616
5,300	Insight Enterprises, Inc. *	125,716

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
600	Jo-Ann Stores, Inc. *	13,500
1,000	Lithia Motors, Inc.-Class A	17,910
1,400	Longs Drug Stores Corp.	73,822
800	Men's Wearhouse, Inc.	40,544
3,500	OfficeMax, Inc.	124,320
3,500	O'Reilly Automotive, Inc. *	124,390
6,600	Pacific Sunwear of California, Inc. *	92,466
13,800	Penske Auto Group, Inc.	271,998
9,400	RadioShack Corp. (a)	223,438
11,400	Rent-A-Center, Inc. * (a)	219,108
51,600	Rite Aid Corp. * (a)	261,612
3,400	Ross Stores, Inc.	94,622
3,000	Ruddick Corp.	97,740
3,000	Saks, Inc. (a)	48,510
6,200	Sonic Automotive, Inc.	164,920
13,500	Supervalu, Inc.	569,025
1,800	Talbots, Inc.	38,304
800	The Pep Boys - Manny, Moe & Jack	13,112
2,900	Tiffany & Co.	148,857
800	Tuesday Morning Corp.	8,440
1,300	Tween Brands, Inc. * (a)	38,350
900	Weis Markets, Inc.	38,682
2,300	Williams-Sonoma, Inc. (a)	76,659
4,200	Zale Corp. *	94,374
	Total Retail Stores	6,849,270
	Services — 8.7%
4,600	ABM Industries, Inc.	107,548
500	Ameristar Casinos, Inc.	14,455
4,975	Applebee's International, Inc.	123,430
5,200	Avis Budget Group, Inc. *	120,692
5,500	Belo Corp	94,820
800	Bob Evans Farms, Inc.	26,696
6,000	Brinker International, Inc.	173,040

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
9,900	Career Education Corp. *	294,030
3,800	CBRL Group, Inc.	142,196
400	CDI Corp.	11,440
3,650	CEC Entertainment, Inc. *	112,055
3,600	Copart, Inc. *	105,624
5,400	Corinthian Colleges, Inc. *	75,924
400	Corrections Corporation of America *	10,264
3,200	Cox Radio, Inc. *	44,096
2,300	Discovery Holding Co.-Class A *	57,776
2,650	Factset Research Systems, Inc.	158,815
300	FTI Consulting, Inc. *	15,756
900	Hearst-Argyle Television, Inc.	23,013
3,000	Interactive Data Corp.	82,020
2,600	ITT Educational Services, Inc. *	285,480
4,720	Jack in the Box, Inc. *	293,678
4,800	Journal Register Co.	15,120
5,300	Kelly Services, Inc.-Class A	120,416
4,500	Lee Enterprises, Inc.	78,165
1,300	Lin TV Corp.-Class A *	17,329
1,800	Manpower, Inc.	126,468
4,100	Nash Finch Co. (a)	153,791
11,200	New York Times Co.-Class A (a)	246,176
3,300	O'Charley's, Inc.	53,724
8,000	Performance Food Group Co. *	227,520
1,600	R.H. Donnelley Corp. *	94,128
3,200	Rare Hospitality International, Inc. * (a)	120,864
5,800	Regis Corp.	191,458
1,500	Resources Connection, Inc.	45,000
3,800	Ruby Tuesday, Inc.	84,170
2,100	Scholastic Corp. *	71,568
11,400	Service Corporation International	139,308
6,300	Stewart Enterprises, Inc.-Class A (a)	45,171
900	Unifirst Corp.	37,242
6,200	Valassis Communications, Inc. *	56,544

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Services — continued
1,300	Watson Wyatt Worldwide, Inc.	61,503
20,500	Westwood One, Inc.	59,245
1,400	World Fuel Services Corp.	53,970
	Total Services	4,471,728
	Technology — 9.8%
700	ADC Telecommunications, Inc. *	12,811
2,400	Alliant Techsystems, Inc. * (a)	252,744
900	Anixter International, Inc. * (a)	69,093
3,800	Arrow Electronics, Inc. *	159,448
8,200	Avnet, Inc. *	322,342
2,200	Avocent Corp. *	64,944
1,100	CACI International, Inc.-Class A *	56,122
1,300	Ciber, Inc. *	10,309
2,400	Citrix Systems, Inc. *	87,240
14,800	Compuware Corp. *	120,028
7,800	Convergys Corp. *	130,650
1,400	Curtiss-Wright Corp.	63,840
13,700	Deluxe Corp.	520,874
600	Diebold, Inc.	26,322
4,800	Energizer Holdings, Inc. *	508,464
22,050	Ingram Micro, Inc.-Class A *	433,062
800	Intersil Corp.-Class A	26,656
2,500	Lexmark International, Inc. *	93,150
1,900	Manhattan Associates, Inc. *	54,872
1,000	Maximus, Inc.	42,780
2,000	McAfee, Inc. *	71,500
6,100	Novellus System, Inc. * (a)	166,957
2,400	PerkinElmer, Inc.	65,784
1,000	Perot Systems Corp.-Class A *	15,630
3,400	Polycom, Inc. *	103,054
3,100	Pomeroy IT Solutions, Inc. *	26,009
1,300	ScanSource, Inc. *	36,010
2,900	Sybase, Inc. *	66,845

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
3,800	SYNNEX Corp. *	75,696
3,800	Synopsys, Inc. *	103,816
11,397	Tech Data Corp. *	444,369
1,400	Teleflex, Inc.	108,878
6,200	Total System Services, Inc. (a)	171,988
6,400	Unisys Corp. *	47,168
2,800	United Stationers, Inc. *	165,256
2,300	Waters Corp. *	141,611
6,300	Western Digital Corp. *	147,168
700	Woodward Governor Co.	41,111
	Total Technology	5,054,601
	Transportation — 1.2%
3,300	Arkansas Best Corp.	118,470
13,100	ExpressJet Holdings, Inc. *	57,116
400	Horizon Lines, Inc.-Class A	11,284
3,300	Overseas Shipholding Group, Inc.	235,620
300	Teekay Corp.	17,388
2,400	Werner Enterprises, Inc. (a)	44,664
4,700	YRC Worldwide, Inc. * (a)	144,807
	Total Transportation	629,349
	Utility — 4.2%
1,400	Alliant Energy Corp.	53,032
11,500	Centerpoint Energy, Inc.	186,530
300	Central Vermont Public Service	10,830
9,700	CenturyTel, Inc.	465,406
2,800	CMS Energy Corp.	45,696
600	El Paso Electric Co. *	13,392
2,700	Energen Corp.	144,990
3,400	Energy East Corp.	90,746
2,100	Great Plains Energy, Inc.	59,514
500	j2 Global Communications, Inc. *	17,000
1,000	Nicor, Inc. (a)	41,560

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
1,200	Northeast Utilities	33,180
3,300	NSTAR	108,141
1,600	OGE Energy Corp.	53,952
1,600	ONEOK, Inc.	74,960
1,700	Pepco Holdings, Inc.	47,396
1,700	Pinnacle West Capital Corp.	67,728
3,000	Premiere Global Services, Inc. *	39,240
3,800	Reliant Energy, Inc. *	96,938
5,800	Telephone & Data Systems, Inc.	375,550
1,300	UGI Corp.	33,215
600	UIL Holdings Corp.	18,594
3,400	Westar Energy, Inc.	82,586
	Total Utility	2,160,176
	TOTAL COMMON STOCKS (COST $51,035,236)	50,321,302
	RIGHTS AND WARRANTS — 0.0%
	Banking and Financial Services — 0.0%
175	KKR Financial Holdings LLC Rights, Expires 09/19/07 *	191
	TOTAL RIGHTS AND WARRANTS (COST $0)	191
	SHORT-TERM INVESTMENTS — 18.0%
	Money Market Funds — 1.7%
213,429	Barclays Global Investors Institutional Money Market Fund (b)	213,429
640,285	Reserve Primary Money Market Fund (b)	640,285
	Total Money Market Funds	853,714
	Other Short-Term Investments — 16.3%
213,428	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (b)	213,428

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Other Short-Term Investments — continued
1,220,930	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,221,507 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $1,249,950.	1,220,930
2,134,283	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $2,135,574 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $2,297,621. (b)	2,134,283
373,500	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $373,726 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $381,010. (b)	373,500
2,134,283	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $2,135,553 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $2,176,993. (b)	2,134,283
2,134,283	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $2,135,574 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $2,186,281. (b)	2,134,283
210,583	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (b)	210,583
	Total Other Short-Term Investments	8,421,290
	TOTAL SHORT-TERM INVESTMENTS (COST $9,275,004)	9,275,004
	TOTAL INVESTMENTS — 115.6% (Cost $60,310,240)	59,596,497
	Other Assets and Liabilities (net) — (15.6%)	(8,044,919)
	TOTAL NET ASSETS — 100.0%	$51,551,578

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3	Russell Mini	September 2007	$238,440	$(18,362)
2	S&P 400 Mini	September 2007	173,040	(1,187)
				$(19,549)

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $7,824,538 (cost $52,312,961) (Note 2)	$51,599,218
Investments in repurchase agreements, at value (cost $7,997,279) (Note 2)	7,997,279
Cash	4,435
Dividends and interest receivable	76,426
Receivable for collateral on open futures contracts (Note 2)	16,600
Receivable for variation margin on open futures contracts (Note 2)	5,580
Receivable for expenses reimbursed by Manager (Note 3)	5,549
Total assets	59,705,087
Liabilities:
Collateral on securities loaned, at value (Note 2)	8,054,074
Payable to affiliate for (Note 3):
Management fee	13,484
Shareholder service fee	6,525
Trustees and Chief Compliance Officer of GMO Trust fees	93
Accrued expenses	79,333
Total liabilities	8,153,509
Net assets	$51,551,578
Net assets consist of:
Paid-in capital	$50,500,220
Accumulated undistributed net investment income	119,760
Accumulated net realized gain	1,664,890
Net unrealized depreciation	(733,292)
$51,551,578
Net assets attributable to:
Class III shares	$51,551,578
Shares outstanding:
Class III	5,679,857
Net asset value per share:
Class III	$9.08

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $20)	$446,102
Interest	41,157
Securities lending income	26,125
Total investment income	513,384
Expenses:
Management fee (Note 3)	89,256
Shareholder service fee - Class III (Note 3)	43,189
Custodian, fund accounting agent and transfer agent fees	21,160
Audit and tax fees	26,128
Legal fees	736
Trustees fees and related expenses (Note 3)	315
Miscellaneous	368
Total expenses	181,152
Fees and expenses reimbursed by Manager (Note 3)	(48,208)
Net expenses	132,944
Net investment income (loss)	380,440
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,800,889
Closed futures contracts	(32,034)
Net realized gain (loss)	1,768,855
Change in net unrealized appreciation (depreciation) on:
Investments	(5,117,875)
Open futures contracts	(21,810)
Net unrealized gain (loss)	(5,139,685)
Net realized and unrealized gain (loss)	(3,370,830)
Net increase (decrease) in net assets resulting from operations	$(2,990,390)

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$380,440	$881,835
Net realized gain (loss)	1,768,855	5,343,873
Change in net unrealized appreciation (depreciation)	(5,139,685)	(1,717,958)
Net increase (decrease) in net assets from operations	(2,990,390)	4,507,750
Distributions to shareholders from:
Net investment income
Class III	(298,719)	(1,160,532)
Net realized gains
Class III	(2,123,223)	(6,589,407)
	(2,421,942)	(7,749,939)
Net share transactions (Note 7):
Class III	(1,507,946)	8,181,959
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	19,732	123,054
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,488,214)	8,305,013
Total increase (decrease) in net assets	(6,900,546)	5,062,824
Net assets:
Beginning of period	58,452,124	53,389,300
End of period (including accumulated undistributed net investment income of $119,760 and $38,039, respectively)	$51,551,578	$58,452,124

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.01		$10.52	$12.38	$15.51	$9.81	$14.91
Income (loss) from investment operations:
Net investment income (loss)	0.07	†	0.15 †	0.20 †	0.19 †	0.17	0.18
Net realized and unrealized gain (loss)	(0.57)		0.68	1.11	1.32	5.78	(2.74)
Total from investment operations	(0.50)		0.83	1.31	1.51	5.95	(2.56)
Less distributions to shareholders:
From net investment income	(0.05)		(0.20)	(0.21)	(0.16)	(0.15)	(0.17)
From net realized gains	(0.38)		(1.14)	(2.96)	(4.48)	(0.10)	(2.37)
Total distributions	(0.43)		(1.34)	(3.17)	(4.64)	(0.25)	(2.54)
Net asset value, end of period	$9.08		$10.01	$10.52	$12.38	$15.51	$9.81
Total Return(a)	(5.42	)%**	8.71%	11.67%	14.98%	61.14%	(18.58)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$51,552		$58,452	$53,389	$80,084	$179,268	$146,915
Net expenses to average daily net assets	0.46	%*	0.46%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.32	%*	1.46%	1.71%	1.48%	1.21%	1.21%
Portfolio turnover rate	30	%**	79%	48%	66%	86%	69%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.17	%*	0.22%	0.19%	0.12%	0.08%	0.08%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(b)	$0.02	$0.04	$0.09	$0.04	$0.08

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(b)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Value Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and companies with similar market capitalizations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are

22

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their

23

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $7,824,538 collateralized by cash in the amount of $8,054,074, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

24

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$60,413,745	$4,588,120	$(5,405,368)	$(817,248)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended

25

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

August 31, 2007 and the year ended February 28, 2007, the Fund received $88 and $63,264 in purchase premiums and $19,644 and $59,790 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and

26

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $223 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $16,705,842 and $19,623,957, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 48.91% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.13% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 54.81% of the Fund's shares were held by accounts for which the Manager has investment discretion.

27

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,774	$17,586	1,190,034	$12,827,643
Shares issued to shareholders in reinvestment of distributions	236,106	2,403,259	788,738	7,656,823
Shares repurchased	(397,606)	(3,928,791)	(1,212,411)	(12,302,507)
Purchase premiums and redemption fees	—	19,732	—	123,054
Net increase (decrease)	(159,726)	$(1,488,214)	766,361	$8,305,013

28

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

29

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the

30

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

31

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$945.80	$2.25
2) Hypothetical	0.46%	$1,000.00	$1,022.82	$2.34

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

32

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	95.8%
Short-Term Investments	3.0
Swaps	0.1
Forward Currency Contracts	0.0
Futures	0.0
Other	1.1
100.0%
Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	22.7%
Credit Cards	20.4
Auto Financing	6.8
Residential Mortgage-Backed Securities (European)	6.8
Business Loans	5.9
CMBS	5.3
Student Loans	5.2
Residential Mortgage-Backed Securities (Australian)	4.6
Insured Auto Financing	4.3
Investment Grade Corporate Collateralized Debt Obligations	3.4
Insured Other	2.2
Collateralized Loan Obligations	1.6
CMBS Collateralized Debt Obligations	1.5
Insured Credit Cards	1.3
Rate Reduction Bonds	1.2
Trade Receivables	0.9
Insured Residential Mortgage-Backed Securities (United States)	0.9
U.S. Government Agency	0.9
Insurance Premiums	0.7
Insured High Yield Collateralized Debt Obligations	0.7
Insured Time Share	0.4
Equipment Leases	0.4
Airlines	0.4
Corporate Debt	0.3
Emerging Markets Collateralized Debt Obligations	0.2
Insured Residential Asset-Backed Securities (United States)	0.2
ABS Collateralized Debt Obligations	0.2
Residential Mortgage-Backed Securities (United States)	0.2
Insured Business Loans	0.1
Insured Transportation	0.1
Insured Residential Asset-Backed Securities (European)	0.1
U.S. Government	0.1
High Yield Collateralized Debt Obligations	0.0
100.0%

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 95.8%
	Asset-Backed Securities — 94.5%
	ABS Collateralized Debt Obligations — 0.2%
15,000,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.01%, due 10/20/44	12,000,000
	Airlines — 0.3%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 6.09%, due 05/15/24	15,870,000
11,578,541	Continental Airlines Inc., Series 991A, 6.55%, due 02/02/19	11,578,541
	Total Airlines	27,448,541
	Auto Financing — 6.5%
32,000,000	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, Variable Rate, 1 mo. LIBOR + .40%, 5.90%, due 02/18/14	32,000,000
15,000,000	Capital Auto Receivables Asset Trust, Series 07-SN1, Class A4, Variable Rate, 1 mo. LIBOR + .10%, , 5.71%, due 02/15/11	14,935,500
31,500,000	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 02/15/12	31,181,220
40,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.76%, due 05/15/10	39,836,000
58,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.79%, due 06/15/11	57,437,691
4,282,185	Franklin Auto Trust, Series 07-1, Class A1, Variable Rate, 5.32%, due 04/15/08	4,277,047
9,086,912	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 03/15/10	9,078,006
40,000,000	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.61%, due 06/17/13	39,628,800
12,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.64%, due 07/15/10	11,982,600
37,000,000	Nissan Master Owner Trust Receivables, Series 07-A, Class A, Variable Rate, 1 mo. LIBOR, 5.61%, due 05/15/12	36,627,040
57,250,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.66%, due 08/15/11	56,403,273
38,000,000	Superior Wholesale Inventory Financing Trust, Series 05-A12, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.79%, due 06/15/10	37,862,668

See accompanying notes to the financial statements.

2

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
20,000,000	Swift Master Auto Receivables Trust, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .10%, 5.71%, due 06/15/12	19,793,843
32,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.88%, due 12/15/16	31,524,160
60,000,000	Volkswagen Credit Auto Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.56%, due 07/21/10	59,623,200
23,000,000	World Omni Auto Receivables Trust, Series 07-A, Class A4, Variable Rate, 1 mo. LIBOR, 5.61%, due 11/15/12	22,802,683
	Total Auto Financing	504,993,731
	Business Loans — 5.7%
37,000,000	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.67%, due 08/16/19	36,774,300
6,301,120	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 5.87%, due 04/25/34	6,277,309
5,795,524	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.88%, due 01/25/35	5,793,206
20,160,023	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.90%, due 01/25/36	20,039,063
14,543,601	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.75%, due 07/25/37	14,234,549
423,933	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.87%, due 04/20/13	423,804
16,154,608	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.66%, due 08/22/16	16,140,068
15,954,481	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.67%, due 03/20/17	15,893,854
20,000,000	CNH Wholesale Master Note Trust, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.67%, due 07/15/12	19,914,063
6,907,218	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.90%, due 05/15/32	6,852,964
9,442,846	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.85%, due 11/15/33	9,442,847
8,906,983	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.55%, due 03/20/09	8,900,593
8,825,937	GE Commercial Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 04/19/17	8,795,235

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
21,154,245	GE Commercial Loan Trust, Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.42%, due 04/19/15	21,075,974
35,000,000	GE Dealer Floorplan Master Note Trust, Series 06-4, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.55%, due 10/20/11	34,650,000
52,000,000	GE Dealer Floorplan Master Trust, Series 07-2, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.33%, due 07/20/12	51,514,395
13,498,373	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 02/25/30	13,166,585
12,431,626	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 09/25/30	12,093,872
18,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 02/25/13	17,919,000
39,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 07/25/11	38,900,940
53,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.66%, due 05/13/10	52,867,500
25,000,000	Textron Financial Floorplan Master Note, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.60%, due 03/13/12	24,927,500
1,916,870	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR +.50%, 6.11%, due 09/15/17	1,919,551
	Total Business Loans	438,517,172
	CMBS — 5.1%
14,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	14,749,219
12,782,689	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	12,723,761
22,500,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.71%, due 07/15/44	22,356,000
43,000,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.74%, due 12/15/20	42,944,100
32,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	32,065,000
19,850,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	19,932,191
15,785,053	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.42%, due 11/05/21	15,765,322

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
32,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	31,978,240
15,782,636	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.42%, due 03/06/20	15,683,994
9,000,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.46%, due 03/06/20	8,921,250
13,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 02/15/20	12,992,200
57,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	57,525,540
8,350,018	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.69%, due 09/15/21	8,348,220
33,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	33,174,023
12,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	12,070,800
13,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.91%, due 10/15/42	13,094,510
8,459,321	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	8,197,928
34,941,755	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .09%, 5.70%, due 09/15/21	34,871,113
	Total CMBS	397,393,411
	CMBS Collateralized Debt Obligations — 1.4%
9,000,000	ACAS CRE CDO, Series 07-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .80%, 6.17%, due 11/23/52	8,964,090
17,205,490	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.71%, due 06/28/19	16,945,418
20,000,000	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	19,796,000
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.83%, due 08/26/30	29,853,000
35,500,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.84%, due 05/25/46	35,122,813
	Total CMBS Collateralized Debt Obligations	110,681,321

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Collateralized Loan Obligations — 1.5%
3,681,609	Archimedes Funding IV (Cayman) Ltd., Series 4A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.99%, due 02/25/13	3,669,113
78,000,000	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, Variable Rate, 3 mo. LIBOR + .17%, 5.53%, due 06/20/25	77,756,250
36,400,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.61%, due 07/05/11	36,202,712
	Total Collateralized Loan Obligations	117,628,075
	Credit Cards — 19.6%
14,300,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.61%, due 04/20/11	14,262,105
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 5.67%, due 05/20/13	19,936,719
7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.60%, due 04/20/12	6,955,340
30,000,000	Advanta Business Card Master Trust, Series 07-A4, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 5.60%, due 04/22/13	30,000,000
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 09/15/10	4,994,650
17,000,000	American Express Credit Account Master Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + 0.08%, 5.69%, due 09/15/11	16,947,300
25,000,000	American Express Credit Account Master Trust, Series 04-4, Class A, Variable Rate, 1 mo. LIBOR + 0.09%, 5.70%, due 03/15/12	24,925,500
19,055,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.61%, due 01/18/11	18,908,277
64,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 02/15/13	63,558,400
1,900,000	American Express Credit Account Master Trust, Series 05-6, Class A, Variable Rate, 1 mo. LIBOR, 5.61%, due 03/15/11	1,894,718
25,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.64%, due 12/15/13	24,774,000
25,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 12/15/10	24,937,500
26,175,000	Bank of America Credit Card Trust, Series 06-A10, Class A10, Variable Rate, 1 mo. LIBOR - .02%, 5.59%, due 02/15/12	26,038,445
20,000,000	Bank One Issuance Trust, Series 02-A5, Class A5, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 06/15/10	19,998,400

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
5,000,000	Bank One Issuance Trust, Series 03-A1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 09/15/10	4,998,450
11,670,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 06/15/11	11,658,330
38,635,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 12/15/10	38,619,546
5,710,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 02/15/11	5,706,013
10,000,000	Capital One Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .19%, 5.80%, due 06/15/11	9,989,700
30,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.81%, due 11/15/11	29,940,234
15,000,000	Capital One Multi-Asset Execution Trust, Series 02-A1, Class A1, Variable Rate, 1 mo. LIBOR + .27%, 5.88%, due 07/15/10	14,999,700
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A2, Class A2, Variable Rate, 1 mo. LIBOR + .09%, 5.70%, due 01/17/12	14,953,500
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 5.71%, due 02/15/12	14,965,029
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.71%, due 06/16/14	26,087,832
30,000,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 08/15/13	29,835,000
341,000	Capital One Multi-Asset Execution Trust, Series 06-A7, Class A7, Variable Rate, 1 mo. LIBOR + .03%, 5.64%, due 03/17/14	337,917
9,000,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, Variable Rate, 1 mo. LIBOR + .03%, 5.64%, due 03/16/15	8,917,200
20,000,000	Capital One Multi-Asset Execution Trust, Series 07-A6, Class A6, Variable Rate, 1 mo. LIBOR + .07%, 5.40%, due 05/15/13	19,850,000
14,000,000	Chase Credit Card Master Trust, Series 03-5, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 01/17/11	13,988,660
30,000,000	Chase Issuance Trust, Series 05-A3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 10/17/11	29,902,800
14,000,000	Chase Issuance Trust, Series 05-A9, Class A9, Variable Rate, 1 mo. + .02%, 5.63%, due 11/15/11	13,963,600
29,000,000	Chase Issuance Trust, Series 06-A7, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 02/15/13	28,747,120

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
5,500,000	Chase Issuance Trust, Series 07-A1, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 03/15/13	5,444,088
17,500,000	Chase Issuance Trust, Series 07-A11, Class A11, Variable Rate, 1 mo. LIBOR, 5.61%, due 07/16/12	17,360,631
59,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.53%, due 02/07/10	58,938,640
16,000,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, Variable Rate, 3 mo. LIBOR + .14%, 5.69%, due 08/15/13	15,934,400
20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 07/25/11	19,909,600
10,000,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 5.57%, due 04/24/14	9,865,400
27,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.51%, due 05/24/12	26,881,200
16,000,000	Citibank Credit Card Issuance Trust, Series 07-A1, Class A1, Variable Rate, 3 mo. LIBOR - .01%, 5.35%, due 03/22/12	15,923,200
32,000,000	Citibank Credit Card Issuance Trust, Series 07-A2, Class A2, Variable Rate, 3 mo. LIBOR - .01%, 5.49%, due 05/21/12	31,843,200
22,000,000	Discover Card Master Trust I, Series 01-1, Class A, Variable Rate, 1 mo. LIBOR + .22%, 5.83%, due 01/15/08	22,001,760
17,415,000	Discover Card Master Trust I, Series 03-1, Class A3, Variable Rate, 1 mo. LIBOR + .14%, 5.75%, due 04/16/10	17,410,995
64,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.74%, due 08/15/10	63,980,160
12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 05/15/11	11,987,400
11,905,000	Discover Card Master Trust I, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 05/15/10	11,897,381
6,950,000	Discover Card Master Trust I, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 09/16/10	6,942,911
46,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 05/15/11	45,795,300
7,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.67%, due 06/18/13	6,953,520
4,000,000	Discover Card Master Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR, 5.62%, due 08/15/12	3,977,800

See accompanying notes to the financial statements.

8

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)		Description	Value ($)
		Credit Cards — continued
GBP	10,000,000	Earls Five Ltd., Series EMTN, Variable Rate, 3 mo. GBP LIBOR + .14%, 6.74%, due 02/27/08	20,134,877
	5,400,000	GE Capital Credit Card Master Note Trust, Series 04-2, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 09/15/10	5,399,703
	25,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 03/15/13	24,816,625
	45,000,000	GE Capital Credit Card Master Note Trust, Series 07-3, Class A1, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 06/15/13	44,704,688
	20,000,000	Gracechurch Card Funding Plc, Series 2, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 10/15/09	19,996,000
	48,000,000	Household Credit Card Master Note Trust I, Series 07-1, Class A, Variable Rate, 1 mo. LIBOR + .05%, 5.66%, due 04/15/13	47,553,750
	3,000,000	MBNA Credit Card Master Note Trust Series 01-A5, Class A5, Variable Rate, 1 mo. LIBOR + .21%, 5.82%, due 03/15/11	2,999,040
	31,976,000	MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 08/16/10	31,945,623
	14,000,000	MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 5.71%, due 12/15/11	13,965,000
	15,000,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.76%, due 01/15/14	14,867,250
	19,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.61%, due 12/15/10	18,958,438
	75,675,000	MBNA Credit Card Master Note Trust, Series 06-A4, Class A4, Variable Rate, 1 mo. LIBOR - .01%, 5.60%, due 09/15/11	75,343,922
	25,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 09/15/11	24,658,250
	60,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 05/16/11	60,164,414
	18,000,000	World Financial Network Credit Card Master Trust, Series 02-A, Class A, Variable Rate, 1 mo. LIBOR + .43%, 6.04%, due 08/15/11	18,005,400
	17,000,000	World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.98%, due 05/15/12	17,021,250
	54,100,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.79%, due 03/15/13	53,775,400
	15,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.74%, due 02/15/17	14,593,350
		Total Credit Cards	1,517,542,551

See accompanying notes to the financial statements.

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Emerging Markets Collateralized Debt Obligations — 0.2%
16,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.77%, due 04/18/17	15,560,000
	Equipment Leases — 0.4%
6,979,263	CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 09/15/11	6,974,901
23,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.65%, due 06/15/12	22,917,430
	Total Equipment Leases	29,892,331
	High Yield Collateralized Debt Obligations — 0.0%
1,001,012	SHYPPCO Finance Co., Series 1I, Class A2B, 6.64%, due 06/15/10	970,981
	Insurance Premiums — 0.7%
16,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.69%, due 04/15/10	15,982,400
40,000,000	AICCO Premium Finance Master Trust, Series 07-AA, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.66%, due 12/15/11	39,600,000
	Total Insurance Premiums	55,582,400
	Insured Auto Financing — 4.1%
17,500,000	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, XL Capital Assurance, Variable Rate, 1 mo. LIBOR +.38%, 5.92%, due 12/20/09	17,468,897
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.66%, due 04/20/11	9,891,200
19,550,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.41%, due 05/06/12	19,491,403
23,849,538	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, 5.37%, due 10/06/09	23,813,514
20,000,000	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, Variable Rate, 1 mo. LIBOR + .05%, 5.38%, due 12/06/13	19,450,000
12,000,000	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, Variable Rate, 1 mo. LIBOR + .03%, 5.36%, due 05/07/12	11,919,312
30,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .14%, 5.68%, due 05/20/10	29,908,596

See accompanying notes to the financial statements.

10

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
9,600,871	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 5.71%, due 03/15/11	9,572,272
7,710,660	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 5.72%, due 08/15/11	7,685,278
37,000,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.62%, due 12/15/12	36,768,750
29,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 07/15/13	28,796,710
8,000,000	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .02%, 5.63%, due 11/15/13	7,916,640
9,000,000	Hertz Vehicle Financing LLC, Series 05-1A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 02/25/10	8,932,569
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A3, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 02/25/11	1,989,320
10,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 11/25/11	9,820,601
15,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 06/25/09	14,907,240
50,000,000	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, Variable Rate, 1 mo. LIBOR + .05%, 5.66%, due 09/15/14	49,000,618
8,740,000	UPFC Auto Receivables Trust, Series 06-B, Class A3, AMBAC, 5.01%, due 08/15/12	8,706,176
	Total Insured Auto Financing	316,039,096
	Insured Business Loans — 0.1%
5,301,204	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.95%, due 10/25/30	5,267,450
4,082,955	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.97%, due 12/02/13	4,077,280
	Total Insured Business Loans	9,344,730
	Insured Credit Cards — 1.2%
61,000,000	Cabela's Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 5.91%, due 01/15/10	60,999,554
35,000,000	Cabela's Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.73%, due 03/15/11	34,905,942
	Total Insured Credit Cards	95,905,496

See accompanying notes to the financial statements.

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)		Description	Value ($)
		Insured High Yield Collateralized Debt Obligations — 0.6%
	26,923,077	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR +.25%, 5.61%, due 06/30/17	26,317,307
	1,165,337	Cigna CBO Ltd, Series 96-1, Class A2, 144A, Variable Rate, CapMAC, 6.46%, due 11/15/08	1,184,880
	10,000,000	GSC Partners CDO Fund Ltd, Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 5.82%, due 12/16/15	9,987,000
	11,885,385	GSC Partners CDO Fund Ltd, Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 5.89%, due 05/22/13	11,725,961
		Total Insured High Yield Collateralized Debt Obligations	49,215,148
		Insured — Other — 2.1%
	30,000,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	29,947,288
	60,000,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	58,558,194
	19,101,723	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.81%, due 09/15/41	18,371,273
	18,496,357	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .20%, 5.81%, due 12/15/41	17,801,264
	29,000,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.61%, due 01/05/14	28,979,700
	3,488,000	Toll Road Investment Part II, 144A, MBIA, Zero Coupon, due 02/15/30	858,746
	35,000,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	5,565,350
		Total Insured — Other	160,081,815
		Insured Residential Asset-Backed Securities (European) — 0.1%
GBP	672,624	RMAC, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 6.29%, due 06/12/35	1,358,078
GBP	1,543,275	RMAC, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 6.24%, due 09/12/35	3,111,006
		Total Insured Residential Asset-Backed Securities (European)	4,469,084
		Insured Residential Asset-Backed Securities (United States) — 0.2%
	5,924,262	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL Capital Assurance, Variable Rate, 1 mo. LIBOR + .21%, 5.72%, due 07/25/34	5,882,792

See accompanying notes to the financial statements.

12

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) — continued
6,025,132	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 5.89%, due 12/25/33	5,926,320
514,632	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.94%, due 12/25/33	505,127
1,598,470	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.84%, due 03/25/34	1,586,322
	Total Insured Residential Asset-Backed Securities (United States)	13,900,561
	Insured Residential Mortgage-Backed Securities (United States) — 0.9%
1,096,003	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.85%, due 10/25/34	1,078,445
2,556,329	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.84%, due 01/25/35	2,512,693
33,160,481	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.76%, due 11/15/32	31,660,504
10,000,000	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 10/25/34	9,970,703
1,217,489	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 07/25/29	1,176,492
1,173,064	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 5.89%, due 08/15/30	1,151,160
2,492,944	Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 5.73%, due 06/25/34	2,393,226
844,402	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 12/25/32	835,958
7,583,020	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.70%, due 11/25/35	7,052,208
4,686,194	Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 5.88%, due 09/27/32	4,628,362
5,073,014	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.73%, due 06/25/34	4,965,244
	Total Insured Residential Mortgage-Backed Securities (United States)	67,424,995
	Insured Time Share — 0.4%
3,515,542	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 5.72%, due 05/20/16	3,490,455
6,466,124	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.72%, due 05/20/17	6,443,896

See accompanying notes to the financial statements.

13

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Time Share — continued
11,957,374	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.69%, due 05/20/18	11,877,881
11,985,947	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .15%, 5.69%, due 03/20/19	11,937,254
	Total Insured Time Share	33,749,486
	Insured Transportation — 0.1%
10,000,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.87%, due 04/17/19	9,926,172
	Investment Grade Corporate Collateralized Debt Obligations — 3.3%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 6.31%, due 09/20/09	20,177,400
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 5.96%, due 08/05/09	10,020,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 6.16%, due 08/05/09	6,989,500
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.81%, due 12/20/09	6,021,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.01%, due 12/20/09	10,989,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.10%, due 12/20/09	3,010,500
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .52%, 5.88%, due 03/20/10	15,872,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.76%, due 12/20/10	30,015,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.81%, due 03/20/10	15,920,000
46,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.65%, due 06/20/13	43,240,000
15,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, Variable Rate, 1 mo. LIBOR + .70%, 6.06%, due 08/01/11	15,109,500
49,000,000	Reve SPC, 144A, Variable Rate, 3 mo. LIBOR + .22%, 5.58%, due 03/20/14	47,652,500
30,000,000	Salisbury International Investments Ltd., Series EMTN, Variable Rate, 3 mo. LIBOR + .42%, 5.78%, due 06/22/10	29,883,000
	Total Investment Grade Corporate Collateralized Debt Obligations	254,899,400

See accompanying notes to the financial statements.

14

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Rate Reduction Bonds — 1.1%
3,063,614	Connecticut RRB Special Purpose Trust CL&P-1, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .31%, 5.67%, due 12/30/10	3,057,870
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	22,397,400
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	29,001,600
26,089,053	PG&E Energy Recovery Funding LLC, Series 05-2, Class A1, 4.85%, due 06/25/11	25,973,478
8,515,314	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.66%, due 06/15/11	8,502,797
	Total Rate Reduction Bonds	88,933,145
	Residential Asset-Backed Securities (United States) — 21.8%
6,347,307	Accredited Mortage Loan Trust, Series 07-1, Class A1, Variable Rate, 1 mo. LIBOR + .05%, 5.56%, due 02/25/37	6,284,965
1,725,527	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, Variable Rate, 1 mo. LIBOR + .39%, 5.90%, due 01/25/35	1,689,399
13,738,266	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.72%, due 08/25/35	13,685,785
13,124,952	ACE Securities Corp., Series 05-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.72%, due 09/25/35	13,085,446
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.78%, due 09/25/35	6,914,950
7,243,923	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 02/25/36	6,734,965
36,409,000	ACE Securities Corp., Series 06-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 12/25/35	36,223,314
30,000,000	ACE Securities Corp., Series 06-ASP2, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 03/25/36	29,805,300
10,000,000	ACE Securities Corp., Series 06-ASP2, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.69%, due 03/25/36	9,822,400
17,000,000	ACE Securities Corp., Series 06-ASP4, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.61%, due 08/25/36	16,843,090
24,000,000	ACE Securities Corp., Series 06-ASP5, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.69%, due 10/25/36	23,408,160
5,383,475	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.56%, due 07/25/36	5,365,763

See accompanying notes to the financial statements.

15

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
22,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.61%, due 07/25/36	21,825,760
7,000,000	ACE Securities Corp., Series 06-HE2, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 05/25/36	6,918,170
17,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.60%, due 06/25/36	17,386,075
13,000,000	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 04/25/36	12,755,730
9,237,182	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 09/25/35	8,228,574
15,934,472	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.61%, due 06/25/36	14,439,340
14,036,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.68%, due 06/25/36	9,408,752
39,079,576	ACE Securities Corp., Series 07-HE1, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 5.60%, due 01/25/37	38,843,927
18,619,966	ACE Securities Corp., Series 07-WM1, Class A2A, Variable Rate, 1 mo. LIBOR + .07%, 5.58%, due 11/25/36	18,502,474
7,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.69%, due 12/25/35	6,971,580
17,217,815	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 05/25/37	16,615,191
4,100,651	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + .52%, 6.03%, due 05/25/34	4,108,340
75,067,000	Argent Securities, Inc., Series 06-M1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 07/25/36	72,721,156
18,000,000	Argent Securities, Inc., Series 06-M2, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 09/25/36	17,304,300
34,806,486	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.70%, due 03/25/36	33,015,692
6,000,000	Argent Securities, Inc., Series 06-W4, Class A2B, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 05/25/36	5,852,940
13,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 06/25/36	12,480,000
19,000,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 10/25/36	18,572,500

See accompanying notes to the financial statements.

16

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
13,500,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 10/25/36	12,791,250
6,446,998	Asset Backed Funding Certificates, Series 06-OPT3, Class A3A, Variable Rate, 1 mo. LIBOR + .06%, 5.57%, due 11/25/36	6,366,411
63,838,903	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 5.73%, due 05/25/37	63,040,917
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 6.01%, due 05/28/39	9,717,362
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 6.16%, due 05/28/39	9,908,736
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 6.01%, due 02/28/40	14,990,039
8,587,223	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 11/25/36	8,422,605
10,000,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 11/25/36	8,621,900
13,107,053	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 02/25/37	11,534,206
39,000,000	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 01/25/36	38,766,000
11,172,822	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 02/25/37	11,111,707
47,000,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 02/25/37	46,434,590
12,740,295	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 06/25/35	12,485,489
16,500,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 06/25/36	16,270,650
744,551	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 5.78%, due 04/25/33	729,398
265,768	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 5.92%, due 10/25/34	264,386
14,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 12/25/36	13,761,406
7,500,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WMC1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 12/25/35	7,483,500

See accompanying notes to the financial statements.

17

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
46,500,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 02/25/37	42,978,274
28,252,792	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, Variable Rate, 1 mo. LIBOR + .08%, 5.59%, due 03/25/37	27,939,104
18,003,808	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 04/25/36	17,964,425
639,658	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 5.81%, due 04/25/34	633,861
18,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 04/25/36	17,736,875
963,337	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 04/25/35	953,704
10,863,869	Fremont Home Loan Trust, Series 06-A, Class 1A2, Variable Rate, 1 mo. LIBOR + .19%, 5.70%, due 05/25/36	10,843,499
10,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .10%, 5.61%, due 08/25/36	9,932,813
23,625,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 08/25/36	21,495,146
29,477,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.68%, due 12/25/35	29,308,981
19,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 08/25/36	18,027,200
6,055,456	Home Equity Asset Trust, Series 05-4, Class 2A2, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 10/25/35	5,983,548
5,904,675	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.85%, due 01/20/35	5,714,388
6,560,174	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.83%, due 01/20/35	6,340,562
19,996,998	Household Home Equity Loan Trust, Series 06-1, Class A1, Variable Rate, 1 mo. LIBOR + .16%, 5.70%, due 01/20/36	19,354,126
915,736	IndyMac Residential Asset Backed Trust, Series 06-B, Class 2A1, Variable Rate, 1 mo. LIBOR + .06%, 5.57%, due 03/14/10	908,492
12,000,000	IXIS Real Estate Capital Trust, Series 06-HE1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 03/25/36	11,960,400
38,000,000	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 12/25/36	36,932,960

See accompanying notes to the financial statements.

18

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
14,036,226	Long Beach Mortgage Loan Trust, Series 05-WL2, Class 3A1, Variable Rate, 1 mo. LIBOR + .18%, 5.69%, due 08/25/35	12,931,575
10,000,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 10/25/35	9,694,176
14,490,000	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 5.64%, due 10/25/36	14,347,364
25,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 03/25/36	24,039,622
2,352,729	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.59%, due 01/25/36	2,349,697
14,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 06/25/36	13,146,504
30,390,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 08/25/36	29,199,329
17,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 10/25/36	15,853,164
42,000,000	Master Asset-Backed Securities Trust, Series 06-WMC1, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 02/25/36	41,409,375
12,698,956	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 03/25/36	8,635,290
31,981,700	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 02/25/37	31,831,785
6,127,159	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 5.91%, due 08/25/34	5,698,258
40,000,000	Morgan Stanley ABS Capital I, Series 07-HE4, Class A2C, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 02/25/37	38,034,400
3,217,140	Morgan Stanley Home Equity Loans, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + 0.07%, 5.58%, due 02/25/36	3,207,457
27,500,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 04/25/36	26,558,950
27,360,098	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.61%, due 04/25/37	27,191,286
11,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 5.66%, due 11/25/36	11,029,650
1,565,641	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.73%, due 05/25/35	1,561,727

See accompanying notes to the financial statements.

19

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
16,016,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 11/25/35	15,375,360
1,894,972	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 08/25/35	1,847,597
5,883,903	People's Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.78%, due 08/25/35	5,670,760
23,440,241	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.77%, due 12/25/35	22,920,102
4,064,783	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 05/25/39	4,047,467
24,235,000	RAAC Series Trust, Series 06-SP1, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 5.70%, due 09/25/45	23,806,154
11,967,053	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.74%, due 04/25/35	11,959,574
9,950,411	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 10/25/33	9,774,986
50,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class Al3, FGIC, Variable Rate, 1 mo. LIBOR + .22%, 5.73%, due 11/25/35	48,975,000
22,743,861	Residential Asset Securities Corp., Series 07-KS3, Class Al1, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 02/25/30	22,538,711
279,557	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 6.05%, due 03/25/35	257,192
9,000,000	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 5.67%, due 03/25/36	8,312,904
1,242,742	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 02/25/36	1,238,082
9,801,459	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 10/25/36	9,730,987
10,323,749	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.77%, due 10/25/35	10,183,449
8,762,345	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.63%, due 01/25/37	8,734,963
20,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.66%, due 06/25/37	19,384,375
13,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.71%, due 01/25/36	11,572,502

See accompanying notes to the financial statements.

20

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
17,892,987	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.80%, due 11/25/35	17,848,352
35,527,689	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .40%, 5.91%, due 06/25/37	35,283,436
	Total Residential Asset-Backed Securities (United States)	1,689,704,510
	Residential Mortgage-Backed Securities (Australian) — 4.4%
2,433,015	Australian Mortgage Securities II, Series E3, Class A, Variable Rate, 3 mo. LIBOR + .25%, 5.63%, due 11/10/32	2,431,117
11,426,290	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.57%, due 01/10/35	11,392,126
11,767,580	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.64%, due 11/19/37	11,608,836
5,689,069	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 06/17/37	5,663,639
18,767,785	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 07/20/38	18,689,523
29,872,424	Crusade Global Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 04/19/38	29,396,347
8,800,531	Interstar Millennium Trust Series 03-3G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.61%, due 09/27/35	8,762,688
8,921,245	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.61%, due 01/20/36	8,887,523
9,310,203	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 5.56%, due 03/14/36	9,264,397
4,398,144	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.48%, due 12/08/36	4,376,857
6,098,563	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.55%, due 12/21/33	6,072,888
8,275,915	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.64%, due 05/25/35	8,246,122
4,433,841	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.46%, due 05/10/36	4,408,435
21,192,204	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 5.41%, due 06/14/37	21,035,169
14,341,605	Medallion Trust, Series 07-1G, Class A1, Variable Rate, 3 mo. LIBOR + .04%, 5.55%, due 02/27/39	14,251,970

See accompanying notes to the financial statements.

21

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
13,481,556	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 03/20/34	13,412,261
32,578,068	National RMBS Trust, Series 06-3, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 10/20/37	32,338,619
33,932,800	Puma Finance Ltd., Series G5, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.57%, due 02/21/38	33,773,316
37,000,000	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 12/12/35	36,446,628
4,193,525	Superannuation Members Home Loans Global Fund, Series 4A, Class A, Variable Rate, 3 mo. LIBOR + .22%, 5.58%, due 10/09/29	4,158,978
2,205,759	Superannuation Members Home Loans Global Fund, Series 6, Class A, Variable Rate, 3 mo. LIBOR + .16%, 5.52%, due 11/09/35	2,188,753
5,120,869	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 03/09/36	5,074,689
4,491,848	Superannuation Members Home Loans Global Fund, Series 8, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 01/12/37	4,453,667
12,616,882	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 03/23/36	12,570,578
32,397,123	Westpac Securitization Trust, Series 07-1G, Class A2A, Variable Rate, 3 mo. LIBOR + .05%, 5.55%, due 05/21/38	31,909,547
	Total Residential Mortgage-Backed Securities (Australian)	340,814,673
	Residential Mortgage-Backed Securities (European) — 6.5%
16,600,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 09/20/66	16,575,100
20,000,000	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.45%, due 03/20/30	19,936,000
16,000,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .09%, 5.61%, due 02/17/52	15,889,600
5,064,653	Arran Residential Mortgages Funding Plc, Series 06-1A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .02%, 5.56%, due 04/12/36	5,059,335
40,000,000	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 01/13/39	39,492,000
21,753,374	Gracechurch Mortgage Financing Plc, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .03%, 5.54%, due 11/20/31	21,684,198
8,363,842	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 10/11/41	8,292,666

See accompanying notes to the financial statements.

22

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
4,932,229	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.59%, due 12/20/54	4,928,376
15,000,000	Granite Master Issuer Plc, Series 06-2, Class A4, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 12/20/54	14,896,350
8,797,850	Granite Master Issuer Plc, Series 07-1, Class 1A1, Variable Rate, 1 mo. LIBOR + .03%, 5.57%, due 12/20/30	8,782,717
12,768,908	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 09/20/44	12,732,133
49,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 07/15/40	48,536,460
13,944,733	Kildare Securities Ltd., Series 07-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 06/10/14	13,939,155
30,000,000	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.42%, due 12/10/43	29,782,500
6,389,000	Leek Finance Plc, Series 14A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 5.54%, due 09/21/36	6,373,666
10,699,250	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 03/21/37	10,661,375
5,000,000	Leek Finance Plc, Series 17A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 03/23/09	4,965,450
10,291,550	Lothian Mortgages Master Issuer Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .03%, 5.48%, due 01/24/28	10,284,346
2,750,122	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 07/24/19	2,748,403
14,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 05/08/16	13,930,000
23,368,158	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .01%, 5.60%, due 10/15/41	23,339,882
18,436,754	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.67%, due 11/15/38	18,185,277
11,000,000	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR, 5.44%, due 09/15/39	10,874,490
11,554,078	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 5.77%, due 05/15/34	11,486,949
40,000,000	Pendeford Master Issuer Plc, Series 07-1A, Class 3A, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.60%, due 02/12/16	39,868,000

See accompanying notes to the financial statements.

23

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
8,640,000	Permanent Financing Plc, Series 4, Class 3A, Variable Rate, 3 mo. LIBOR + .14%, 5.50%, due 03/10/24	8,598,096
5,000,000	Permanent Financing Plc, Series 5, Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 06/10/11	4,999,219
5,000,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.45%, due 12/10/11	4,999,000
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 09/10/14	4,999,600
25,040,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 06/10/14	25,017,464
8,000,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 10/15/33	7,901,040
35,471,502	RMAC Securities Plc, Series 06-NS4A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 06/12/25	35,428,937
	Total Residential Mortgage-Backed Securities (European)	505,187,784
	Residential Mortgage-Backed Securities (United States) — 0.1%
1,700,491	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.81%, due 08/25/35	1,673,980
4,030,825	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 07/25/30	4,029,565
5,180,224	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.76%, due 02/26/34	5,167,273
	Total Residential Mortgage-Backed Securities (United States)	10,870,818
	Student Loans — 5.0%
22,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.47%, due 04/25/16	21,969,063
8,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 01/25/14	7,993,750
15,500,000	College Loan Corp. Trust, Series 06-1, Class A2, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 04/25/22	15,433,350
8,000,000	College Loan Corp. Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 01/25/23	7,961,600
4,485,322	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 09/29/14	4,485,129

See accompanying notes to the financial statements.

24

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
13,089,734	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.51%, due 08/25/20	12,995,226
10,000,000	Goal Capital Funding Trust, Series 07-1, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.38%, due 06/25/21	9,975,000
12,734,907	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.41%, due 09/27/21	12,662,828
7,612,577	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.40%, due 06/20/15	7,594,307
2,065,509	National Collegiate Student Loan Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR +.12%, 5.48%, due 06/25/14	2,065,186
1,963,032	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.62%, due 04/25/23	1,961,560
21,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.65%, due 08/25/23	20,895,000
28,974,417	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.59%, due 08/26/19	28,731,611
20,000,000	Nelnet Education Loan Funding, Inc., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.61%, due 11/25/15	19,866,600
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.41%, due 06/22/17	36,995,745
29,000,000	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 5.44%, due 04/27/20	28,360,260
5,600,664	SLM Student Loan Trust, Series 05-10, Class A2, Variable Rate, 3 mo. LIBOR + .01%, 5.37%, due 04/25/15	5,600,989
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 07/25/16	16,930,130
30,000,000	SLM Student Loan Trust, Series 05-3, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.43%, due 04/27/20	29,906,400
3,432,872	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.36%, due 01/25/18	3,429,542
36,000,000	SLM Student Loan Trust, Series 06-A, Class A2, Variable Rate, 3 mo. LIBOR + .03%, 5.39%, due 10/15/15	35,938,125
31,000,000	SLM Student Loan Trust, Series 07-2, Class A2, Variable Rate, 3 mo. LIBOR, 5.36%, due 07/25/17	30,893,360
3,000,000	SLM Student Loan Trust, Series 07-5, Class A1, Variable Rate, 3 mo. LIBOR - 0.01%, 5.35%, due 07/25/13	2,991,563
19,710,498	SLM Student Loan Trust, Series 07-A, Class A1, Variable Rate, 3 mo. LIBOR, 5.39%, due 09/15/22	19,575,087
	Total Student Loans	385,211,411

See accompanying notes to the financial statements.

25

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Trade Receivables — 0.9%
55,000,000	ABS Global Finance Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .10%, 5.67%, due 12/17/10	54,939,500
13,000,000	SSCE Funding LLC, Series 04-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.84%, due 11/15/10	12,805,000
	Total Trade Receivables	67,744,500
	Total Asset-Backed Securities	7,331,633,338
	Corporate Debt — 0.3%
22,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 01/12/11	21,922,120
	U.S. Government — 0.1%
3,000,000	U.S. Treasury Note, 4.63%, due 03/31/08 (a)	3,004,688
1,000,000	U.S. Treasury Note, 3.00%, due 11/15/07	998,281
	Total U.S. Government	4,002,969
	U.S. Government Agency — 0.9%
11,280,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 5.41%, due 07/01/23	11,210,110
904,042	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 5.57%, due 10/01/11	898,958
14,625,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 5.56%, due 10/29/26	14,606,865
650,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 5.28%, due 01/01/14	650,007
750,001	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 5.54%, due 01/01/12	742,033
399,535	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 4.90%, due 05/01/14	397,541
1,130,647	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 4.90%, due 05/01/14	1,125,005
14,625,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.46%, due 02/01/27	14,533,740
2,295,625	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.18%, due 10/01/12	2,289,909

See accompanying notes to the financial statements.

26

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	U.S. Government Agency — continued
840,600	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 5.23%, due 11/15/14	837,456
3,773,203	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.53%, due 03/30/19	3,789,768
17,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 5.40%, due 02/01/25	17,292,205
	Total U.S. Government Agency	68,373,597
	TOTAL DEBT OBLIGATIONS (COST $7,526,207,096)	7,425,932,024
	SHORT-TERM INVESTMENTS — 3.0%
	Money Market Funds — 0.2%
14,818,732	Merrimac Cash Series-Premium Class	14,818,732
	Other Short-Term Investments — 2.8%
35,000,000	Amsterdam Funding Corp. Commercial Paper, 5.26%, due 09/07/07	34,969,317
60,000,000	Kittyhawk Funding Commercial Paper, 6.00%, due 09/05/07	59,960,000
25,000,000	Nieuw Amsterdam Receivables Commercial Paper, 5.75%, due 09/04/07	24,988,021
25,000,000	Old Line Funding LLC Commercial Paper, 5.50%, due 09/14/07	24,950,347
50,000,000	Sheffield Receivables Commercial Paper, 6.45%, due 09/05/07	49,964,166
25,000,000	Windmill Funding Corp. Commercial Paper, 5.25%, due 09/06/07	24,981,771
	Total Other Short-Term Investments	219,813,622
	TOTAL SHORT-TERM INVESTMENTS (COST $234,632,354)	234,632,354
	TOTAL INVESTMENTS — 98.8% (Cost $7,760,839,450)	7,660,564,378
	Other Assets and Liabilities (net) — 1.2%	93,939,934
	TOTAL NET ASSETS — 100.0%	$7,754,504,312

See accompanying notes to the financial statements.

27

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/04/07	GBP	12,900,000	$26,009,625	$71,595
Sales
9/04/07	GBP	12,900,000	$26,009,625	$(628,707)
11/06/07	GBP	12,200,000	24,568,095	(70,495)
			$50,577,720	$(699,202)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
660	U.S. Treasury Note 5 Yr. (CBT)	December 2007	$70,859,498	$(435,435)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
60,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	Credit Swap Eagle
			Capital Services Inc.			Creek CDO	$386,528
31,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(909,384)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(965,041)
					Premiums to (Pay) Receive	$—	$(1,487,897)

See accompanying notes to the financial statements.

28

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
50,000,000	USD	1/9/2008	JP Morgan	(Pay)	3.43%	3 month LIBOR
			Chase Bank				$385,007
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month LIBOR	682,832	*
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	3,414,802	**
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	693,920
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	1,229,998	*
					Premiums to (Pay) Receive	$—	$6,406,559

*  Includes unrealized gains of $513,041 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

**   Includes unrealized gains of $4,887,149 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES - Aerolineas Centrales de Colombia

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank of Economic Integration

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Collateralized Mortgage Backed Security

EMTN - Euromarket Medium Term Note

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

See accompanying notes to the financial statements.

29

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

RMAC - Residential Mortgage Acceptance Corp.

RMBS - Residential Mortgage Backed Security

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

Currency Abbreviations:

GBP - British Pound USD - United States Dollar

See accompanying notes to the financial statements.

30

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $7,760,839,450) (Note 2)	$7,660,564,378
Receivable for Fund shares sold	63,845,000
Interest receivable	31,309,220
Unrealized appreciation on open forward currency contracts (Note 2)	71,595
Receivable for variation margin on open futures contracts (Note 2)	175,301
Interest receivable for open swap contracts	33,186
Receivable for open swap contracts (Note 2)	2,865,244
Receivable for expenses reimbursed by Manager (Note 3)	92,226
Total assets	7,758,956,150
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	13,085
Unrealized depreciation on open forward currency contracts (Note 2)	699,202
Payable for open swap contracts (Note 2)	3,346,772
Accrued expenses	392,779
Total liabilities	4,451,838
Net assets	$7,754,504,312
Net assets consist of:
Paid-in capital	$7,684,157,694
Accumulated undistributed net investment income	203,750,548
Accumulated net realized loss	(36,950,460)
Net unrealized depreciation	(96,453,470)
$7,754,504,312
Net assets	$7,754,504,312
Shares outstanding:	300,300,717
Net asset value per share:	$25.82

See accompanying notes to the financial statements.

31

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Interest	$207,925,558
Total investment income	207,925,558
Expenses:
Custodian, fund accounting agent and transfer agent fees	364,320
Audit and tax fees	39,100
Legal fees	86,940
Trustees fees and related expenses (Note 3)	39,417
Miscellaneous	44,528
Total expenses	574,305
Fees and expenses reimbursed by Manager (Note 3)	(507,104)
Net expenses	67,201
Net investment income (loss)	207,858,357
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	88,873
Closed futures contracts	(940,870)
Closed swap contracts	1,750,825
Foreign currency, forward contracts and foreign currency related transactions	(1,470,015)
Net realized gain (loss)	(571,187)
Change in net unrealized appreciation (depreciation) on:
Investments	(108,965,773)
Open futures contracts	493,848
Open swap contracts	(3,760,250)
Foreign currency, forward contracts and foreign currency related transactions	684,465
Net unrealized gain (loss)	(111,547,710)
Net realized and unrealized gain (loss)	(112,118,897)
Net increase (decrease) in net assets resulting from operations	$95,739,460

See accompanying notes to the financial statements.

32

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$207,858,357	$320,575,277
Net realized gain (loss)	(571,187)	(6,328,968)
Change in net unrealized appreciation (depreciation)	(111,547,710)	10,162,741
Net increase (decrease) in net assets from operations	95,739,460	324,409,050
Distributions to shareholders from:
Net investment income	(56,537,315)	(323,728,016)
Net share transactions (Note 7):	1,111,701,865	2,122,606,885
Total increase (decrease) in net assets	1,150,904,010	2,123,287,919
Net assets:
Beginning of period	6,603,600,302	4,480,312,383
End of period (including accumulated undistributed net investment income of $203,750,548 and $52,429,506, respectively)	$7,754,504,312	$6,603,600,302

See accompanying notes to the financial statements.

33

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005		2004		2003(a)
Net asset value, beginning of period	$25.66		$25.60	$25.33	$25.18		$25.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.73		1.43	1.01	0.59		0.56		0.18
Net realized and unrealized gain (loss)	(0.38)		—	(0.03)	(0.09)		0.06	(b)	(0.12)
Total from investment operations	0.35		1.43	0.98	0.50		0.62		0.06
Less distributions to shareholders:
From net investment income	(0.19)		(1.37)	(0.71)	(0.34)		(0.45)		(0.05)
From net realized gains	—		—	—	(0.01)		—		—
Total distributions	(0.19)		(1.37)	(0.71)	(0.35)		(0.45)		(0.05)
Net asset value, end of period	$25.82		$25.66	$25.60	$25.33		$25.18		$25.01
Total Return(c)	1.37	%**	5.68%	3.89%	2.01%		2.48%		0.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,754,504		$6,603,600	$4,480,312	$3,483,889		$1,751,535		$1,146,954
Net operating expenses to average daily net assets(d)	0.00	%*	0.00%	0.00%	0.00%		0.00%		0.00	%*
Interest expense to average daily net assets	—		0.01%	0.02%	—		0.00	%(e)	—
Total net expenses to average daily net assets	0.00	%*(f)	0.01%	0.02%	0.00	%(f)	0.00	%(f)	0.00	%*(f)
Net investment income to average daily net assets	5.59	%*	5.50%	3.96%	2.31%		2.51%		2.94	%*
Portfolio turnover rate	15	%**	68%	45%	34%		33%		15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.02%	0.02%		0.02%		0.05	%*

(a)  Period from November 26, 2002 (commencement of operations) through February 28, 2003.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Net operating expenses were less than 0.01% to average daily net assets.

(e)  Interest expense was less than 0.01% to average daily net assets.

(f)  Total net expenses were less than 0.01% to average daily net assets.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

34

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the JPMorgan U.S. 3 Month Cash Index. The Fund seeks to achieve its investment objective by investing primarily in high quality U.S. and foreign floating rate fixed income securities. Fixed income securities in which the Fund invests include securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may invest a substantial portion of its assets in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use exchange-traded and over-the-counter ("OTC") derivatives, including swap contracts, futures contracts, options on futures, options on swaps (or "swaptions"), and other types of options, and forward currency contracts. The Fund's fixed income securities primarily have floating interest rates (or may be hedged using derivatives to convert the fixed rate interest payments into floating rate interest payments), but may also include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, and payment-in-kind features. From time to time, the Fund may hold fixed income securities that are rated below investment grade.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

35

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency

36

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument

37

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

38

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

39

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's expenses. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

40

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $29,576,884, $142,552, $614,650 and $5,952,458 expiring in 2011, 2012, 2014 and 2015, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2007, the Fund elected to defer to March 1, 2007 post-October capital and currency losses of $1,022,012.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,760,521,857	$8,543,465	$(108,500,944)	$(99,957,479)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal

41

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and

42

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $29,757 and $20,976, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2007, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$994,375	$—
Investments (non-U.S. Government securities)	2,226,801,929	1,065,476,537

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 70.09% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Each of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 100.00% of the Fund's shares were held by accounts for which the Manager has investment discretion.

43

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended
	August 31, 2007 (Unaudited)		Year Ended February 28, 2007
	Shares	Amount	Shares	Amount
Shares sold	173,095,115	$4,479,370,000	219,917,838	$5,677,261,801
Shares issued to shareholders in reinvestment of distributions	2,181,223	56,537,315	12,712,127	323,728,016
Shares repurchased	(132,305,672)	(3,424,205,450)	(150,328,858)	(3,878,382,932)
Net increase (decrease)	42,970,666	$1,111,701,865	82,301,107	$2,122,606,885

44

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called

45

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

"fallout benefits" to the Manager, such as the possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

46

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio(a)	Beginning Account Value	Ending Account Value	Net Expense Incurred*(a)
1	) Actual	0.00%	$1,000.00	$1,013.70	$0.00
2	) Hypothetical	0.00%	$1,000.00	$1,025.14	$0.00

(a)  Annualized net expense ratio rounds to less than 0.01% and net expense incurred rounds to less than $0.01.

*  Expenses are calculated using the annualized net expense ratio (including interest expense), for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

47

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.8%
Short-Term Investments	3.0
Swaps	0.1
Forward Currency Contracts	0.0
Futures	0.0
Other	1.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Short-Duration Collateral Fund.

1

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary**	% of Debt Obligations
Residential Asset-Backed Securities (United States)	22.7%
Credit Cards	20.4
Auto Financing	6.8
Residential Mortgage-Backed Securities (European)	6.8
Business Loans	5.9
CMBS	5.3
Student Loans	5.2
Residential Mortgage-Backed Securities (Australian)	4.6
Insured Auto Financing	4.3
Investment Grade Corporate Collateralized Debt Obligations	3.4
Insured Other	2.2
Collateralized Loan Obligations	1.6
CMBS Collateralized Debt Obligations	1.5
Insured Credit Cards	1.3
Rate Reduction Bonds	1.2
Trade Receivables	0.9
Insured Residential Mortgage-Backed Securities (United States)	0.9
U.S. Government Agency	0.9
Insurance Premiums	0.7
Insured High Yield Collateralized Debt Obligations	0.7
Insured Time Share	0.4
Equipment Leases	0.4
Airlines	0.4
Corporate Debt	0.3
Emerging Markets Collateralized Debt Obligations	0.2
Insured Residential Asset-Backed Securities (United States)	0.2
ABS Collateralized Debt Obligations	0.2
Residential Mortgage-Backed Securities (United States)	0.2
Insured Business Loans	0.1
Insured Transportation	0.1
Insured Residential Asset-Backed Securities (European)	0.1
U.S. Government	0.1
High Yield Collateralized Debt Obligations	0.0
100.0%

**  The table above incorporates aggregate industry sector exposure associated with investments in GMO Short-Duration Collateral Fund.

2

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
1,882,022	GMO Short-Duration Collateral Fund	48,593,814
	TOTAL MUTUAL FUNDS (COST $48,359,079)	48,593,814
	TOTAL INVESTMENTS — 100.0% (Cost $48,359,079)	48,593,814
	Other Assets and Liabilities (net) — 0.0%	9,437
	TOTAL NET ASSETS — 100.0%	$48,603,251

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $48,359,079) (Notes 2 and 8)	$48,593,814
Cash	9,669
Receivable for Fund shares sold	44,920
Interest receivable	133
Receivable for expenses reimbursed by Manager (Note 3)	4,805
Total assets	48,653,341
Liabilities:
Payable to affiliate for (Note 3):
Management fee	2,043
Shareholder service fee	6,129
Trustees and Chief Compliance Officer of GMO Trust fees	377
Accrued expenses	41,541
Total liabilities	50,090
Net assets	$48,603,251
Net assets consist of:
Paid-in capital	$51,774,649
Accumulated undistributed net investment income	306,758
Accumulated net realized loss	(3,712,891)
Net unrealized appreciation	234,735
$48,603,251
Net assets attributable to:
Class III shares	$48,603,251
Shares outstanding:
Class III	1,915,967
Net asset value per share:
Class III	$25.37

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$354,863
Interest	550
Total investment income	355,413
Expenses:
Management fee (Note 3)	12,110
Shareholder service fee – Class III (Note 3)	36,329
Custodian, fund accounting agent and transfer agent fees	8,004
Audit and tax fees	13,248
Legal fees	460
Trustees fees and related expenses (Note 3)	124
Registration fees	3,220
Miscellaneous	276
Total expenses	73,771
Fees and expenses reimbursed by Manager (Note 3)	(25,116)
Net expenses	48,655
Net investment income (loss)	306,758
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	280,290
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	13,841
Net realized and unrealized gain (loss)	294,131
Net increase (decrease) in net assets resulting from operations	$600,889

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$306,758	$28,764,726
Net realized gain (loss)	280,290	(3,989,905)
Change in net unrealized appreciation (depreciation)	13,841	220,894
Net increase (decrease) in net assets from operations	600,889	24,995,715
Distributions to shareholders from:
Net investment income
Class VI	—	(28,768,002)
Return of capital
Class VI	—	(36,666)
	—	(28,804,668)
Net share transactions (Note 7):
Class III	7,439,480	40,536,328
Class VI	—	3,835,507
Increase (decrease) in net assets resulting from net share transactions	7,439,480	44,371,835
Total increase (decrease) in net assets	8,040,369	40,562,882
Net assets:
Beginning of period	40,562,882	—
End of period (including accumulated undistributed net investment income of $306,758 and $0, respectively)	$48,603,251	$40,562,882

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from December 28, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$25.05		$24.82
Income (loss) from investment operations:
Net investment income (loss)†(a)	0.16		(0.01)
Net realized and unrealized gain (loss)	0.16		0.24
Total from investment operations	0.32		0.23
Net asset value, end of period	$25.37		$25.05
Total Return(b)	1.28	%**	0.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$48,603		$40,563
Net expenses to average daily net assets	0.20	%*	0.21	%*
Net investment income to average daily net assets(a)	1.27	%*	(0.21	)%*
Portfolio turnover rate	41	%**	125	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.06	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from March 1, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Share Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the JPMorgan U.S. 3 Month Cash Index. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund (an arrangement often referred to as a "master-feeder" structure) ("SDCF") and, to a limited extent, in cash and cash equivalents. The Fund's investment objective and principal investment strategies are identical to those of SDCF. SDCF seeks to achieve its investment objective by investing primarily in high quality U.S. and foreign floating rate fixed income securities. SDCF may invest a substantial portion of its assets in asset-backed securities.

As of August 31, 2007, the Fund had one class of shares outstanding, Class III. Class III shares commenced operations on December 28, 2006. Class VI shares were liquidated on February 26, 2007.

The financial statements of SDCF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of SDCF are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of SDCF are valued at their net asset value.

Investments held by SDCF are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are

8

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund elected to defer to March 1, 2007 post-October capital losses of $3,874,263.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$48,396,990	$196,824	$—	$196,824

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

9

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from SDCF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in SDCF (See Note 3).

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

10

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.05% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in SDCF. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.000%	0.002%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $124 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $26,689,863 and $18,997,450, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

11

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 89.11% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 92.14% of the Fund's shares were held by six related parties comprised of certain GMO employee accounts.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Period from December 28, 2006 (commencement of operations) through February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,369,749	$34,430,919	1,619,496	$40,541,330
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(1,073,077)	(26,991,439)	(201)	(5,002)
Net increase (decrease)	296,672	$7,439,480	1,619,295	$40,536,328
	Six Months Ended August 31, 2007 (Unaudited)		Period from March 1, 2006 (commencement of operations) through February 26, 2007*
Class VI:	Shares	Amount	Shares	Amount
Shares sold	—	$—	22,535,851	$565,101,317
Shares issued to shareholders in reinvestment of distributions	—	—	1,160,507	28,803,789
Shares repurchased	—	—	(23,696,358)	(590,069,599)
Net increase (decrease)	—	$—	—	$3,835,507

*  Effective February 26, 2007, all shareholders redeemed or exchanged out of Class VI.

12

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of the affiliated issuer during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$40,607,270	$26,689,863	$18,997,450	$354,863	$—	$48,593,814
Totals	$40,607,270	$26,689,863	$18,997,450	$354,863	$—	$48,593,814

13

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Short-Duration Collateral Fund ("SDCF"), and, therefore, that the Fund's investment objective and principal investment strategies are identical to those of SDCF. The Trustees met over the course of the year with the Fund's and SDCF's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing SDCF and the level of skill required to manage SDCF. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund and SDCF. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's and SDCF's investment performance relative to their performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance since inception in 2006 and SDCF's performance over various periods, including a one-year period and for the life of SDCF, information prepared by the third-party data services, various statistical measures of the Fund's and SDCF's performance relative to its benchmark (including the volatility of the Fund's and SDCF's returns), as well as factors identified by the Manager as contributing to the Fund's and SDCF's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund and SDCF, the support those personnel received from the Manager, the investment techniques used to manage SDCF, and the overall competence of the Manager.

14

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement, and noted that SDCF does not pay an advisory fee to the Manager. The Trustees also noted that the Fund's expense ratio reflects total expenses payable by the Fund and SDCF. In evaluating the Fund's advisory fee arrangement, the Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage SDCF. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund and SDCF in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund and SDCF are subject. The Trustees also reviewed information provided by the Manager regarding the combined profits it realized on the services (excluding distribution services) it provided to the Fund and SDCF, and profits it realized on the services (excluding distribution services) it provided to the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fees payable under the Fund's agreement appropriately reflected any economies of scale associated with managing the Fund and SDCF. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Fund's investment management agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund and SDCF. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund, SDCF, and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund and SDCF with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most

15

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund and SDCF, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

16

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 1, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.20%	$1,000.00	$1,012.80	$1.01
2) Hypothetical	0.20%	$1,000.00	$1,024.13	$1.02

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.2%
Short-Term Investments	5.5
Preferred Stocks	0.6
Futures	0.1
Rights and Warrants	0.0
Forward Currency Contracts	(0.9)
Other	2.5
100.0%
Country / Region Summary**	% of Investments
Euro Region	37.9%
Japan	21.3
United Kingdom	20.7
Australia	4.4
Sweden	4.0
Switzerland	3.8
Singapore	2.7
Hong Kong	2.4
Denmark	1.0
Norway	1.0
Canada	0.8
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.0%
	United States — 99.0%
	Affiliated Issuers
2,943,983	GMO International Growth Equity Fund, Class IV	95,885,525
2,606,807	GMO International Intrinsic Value Fund, Class IV	95,096,303
		190,981,828
	TOTAL MUTUAL FUNDS (COST $170,531,735)	190,981,828
	SHORT-TERM INVESTMENTS — 1.6%
3,100,000	ING Bank Time Deposit, 5.32%, due 09/04/07	3,100,000
	TOTAL SHORT-TERM INVESTMENTS (COST $3,100,000)	3,100,000
	TOTAL INVESTMENTS — 100.6% (Cost $173,631,735)	194,081,828
	Other Assets and Liabilities (net) — (0.6%)	(1,193,764)
	TOTAL NET ASSETS — 100.0%	$192,888,064

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward currency contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	CHF	1,007,000	$838,386	$(15,172)
11/20/07	DKK	7,192,000	1,319,447	(17,964)
11/20/07	EUR	1,767,000	2,413,994	42
11/20/07	GBP	1,224,000	2,463,946	3,134
11/20/07	HKD	5,700,000	732,152	2,225
11/20/07	JPY	356,081,000	3,108,042	61,200
11/20/07	SEK	6,568,000	955,710	(23,931)
11/20/07	SGD	813,345	536,679	737
11/20/07	SGD	813,345	536,679	773
11/20/07	SGD	813,345	536,679	861
11/20/07	SGD	813,345	536,679	1,055
11/20/07	SGD	813,345	536,679	1,121
11/20/07	SGD	813,345	536,679	1,196
11/20/07	SGD	813,345	536,679	1,584
			$15,588,430	$16,861
Sales
11/20/07	AUD	1,787,323	$1,459,372	$(36,930)
11/20/07	AUD	1,787,323	1,459,372	(35,844)
11/20/07	AUD	1,787,323	1,459,371	(32,408)
11/20/07	AUD	1,787,323	1,459,371	(32,301)
11/20/07	AUD	1,787,323	1,459,371	(31,944)
11/20/07	AUD	1,787,323	1,459,371	(26,684)
11/20/07	AUD	1,787,323	1,459,371	(26,446)
11/20/07	CHF	3,010,055	2,506,045	3,276
11/20/07	CHF	3,010,055	2,506,045	3,878
11/20/07	CHF	3,010,055	2,506,045	4,008
11/20/07	CHF	3,010,055	2,506,044	4,902
11/20/07	CHF	3,010,055	2,506,044	5,959
11/20/07	CHF	3,010,055	2,506,044	6,795

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	CHF	3,010,055	$2,506,044	$6,952
11/20/07	DKK	9,260,619	1,698,958	(19,361)
11/20/07	DKK	9,260,619	1,698,957	(18,901)
11/20/07	DKK	9,260,619	1,698,957	(18,813)
11/20/07	DKK	9,260,619	1,698,957	(18,234)
11/20/07	DKK	9,260,619	1,698,957	(18,035)
11/20/07	DKK	9,260,619	1,698,957	(17,356)
11/20/07	DKK	9,260,619	1,698,957	(16,509)
11/20/07	EUR	5,540,505	7,569,183	(89,501)
11/20/07	EUR	5,540,505	7,569,183	(87,396)
11/20/07	EUR	5,540,505	7,569,183	(86,399)
11/20/07	EUR	5,540,505	7,569,183	(83,905)
11/20/07	EUR	5,540,505	7,569,183	(80,598)
11/20/07	EUR	5,540,505	7,569,183	(80,553)
11/20/07	EUR	5,540,505	7,569,183	(79,423)
11/20/07	GBP	2,761,353	5,558,680	(96,171)
11/20/07	GBP	2,761,353	5,558,680	(89,881)
11/20/07	GBP	2,761,353	5,558,680	(89,820)
11/20/07	GBP	2,761,353	5,558,680	(88,219)
11/20/07	GBP	2,761,353	5,558,680	(86,562)
11/20/07	GBP	2,761,353	5,558,680	(81,304)
11/20/07	GBP	2,761,353	5,558,680	(78,441)
11/20/07	HKD	4,641,054	596,133	(1,370)
11/20/07	HKD	4,641,054	596,133	(1,355)
11/20/07	HKD	4,641,054	596,133	(1,278)
11/20/07	HKD	4,641,054	596,133	(1,202)
11/20/07	HKD	4,641,054	596,133	(1,152)
11/20/07	HKD	4,641,054	596,132	(1,111)
11/20/07	HKD	4,641,054	596,132	(1,065)
11/20/07	JPY	759,561,120	6,629,806	32,859
11/20/07	JPY	759,561,120	6,629,806	42,048
11/20/07	JPY	759,561,120	6,629,806	42,610
11/20/07	JPY	759,561,120	6,629,805	54,119
11/20/07	JPY	759,561,120	6,629,805	61,184
11/20/07	JPY	759,561,120	6,629,805	65,312
11/20/07	JPY	759,561,120	6,629,805	79,168

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	NOK	5,438,776	$934,025	$(17,217)
11/20/07	NOK	5,438,776	934,025	(16,938)
11/20/07	NOK	5,438,776	934,025	(16,413)
11/20/07	NOK	5,438,776	934,025	(15,716)
11/20/07	NOK	5,438,776	934,025	(15,530)
11/20/07	NOK	5,438,776	934,024	(15,159)
11/20/07	NOK	5,438,776	934,024	(15,095)
11/20/07	SEK	6,309,828	918,143	(5,382)
11/20/07	SEK	6,309,828	918,143	(5,001)
11/20/07	SEK	6,309,828	918,143	(4,866)
11/20/07	SEK	6,309,828	918,143	(3,781)
11/20/07	SEK	6,309,828	918,143	(3,340)
11/20/07	SEK	6,309,828	918,143	(3,211)
11/20/07	SEK	6,309,828	918,143	(2,997)
			$195,092,392	$(1,284,048)

Notes to Schedule of Investments:

As of August 31, 2007, 85.85% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $3,100,000) (Note 2)	$3,100,000
Investments in affiliated issuers, at value (cost $170,531,735) (Notes 2 and 8)	190,981,828
Cash	75,222
Foreign currency, at value (cost $38,627) (Note 2)	49,022
Interest receivable	458
Unrealized appreciation on open forward currency contracts (Note 2)	486,998
Receivable for expenses reimbursed by Manager (Note 3)	112,413
Total assets	194,805,941
Liabilities:
Payable to affiliate for (Note 3):
Management fee	86,806
Shareholder service fee	24,116
Trustees and Chief Compliance Officer of GMO Trust fees	441
Unrealized depreciation on open forward currency contracts (Note 2)	1,754,185
Accrued expenses	52,329
Total liabilities	1,917,877
Net assets	$192,888,064
Net assets consist of:
Paid-in capital	$165,580,545
Distributions in excess of net investment income	(789,261)
Accumulated net realized gain	8,903,486
Net unrealized appreciation	19,193,294
$192,888,064
Net assets attributable to:
Class III shares	$192,888,064
Shares outstanding:
Class III	25,913,199
Net asset value per share:
Class III	$7.44

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Interest	$166,770
Total investment income	166,770
Expenses:
Management fee (Note 3)	609,657
Shareholder service fee – Class III (Note 3)	169,349
Custodian and fund accounting agent fees	36,064
Transfer agent fees	13,616
Audit and tax fees	27,324
Legal fees	2,668
Trustees fees and related expenses (Note 3)	1,257
Registration fees	920
Miscellaneous	1,564
Total expenses	862,419
Fees and expenses reimbursed by Manager (Note 3)	(81,420)
Indirectly incurred fees waived or borne by Manager (Note 3)	(587,950)
Shareholder service fee waived (Note 3)	(99,843)
Net expenses	93,206
Net investment income (loss)	73,564
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	7,286,065
Realized gains distributions from affiliated issuers (Note 8)	6,990,374
Foreign currency, forward contracts and foreign currency related transactions	(4,363,825)
Net realized gain (loss)	9,912,614
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	642,221
Foreign currency, forward contracts and foreign currency related transactions	491,964
Net unrealized gain (loss)	1,134,185
Net realized and unrealized gain (loss)	11,046,799
Net increase (decrease) in net assets resulting from operations	$11,120,363

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$73,564	$3,614,363
Net realized gain (loss)	9,912,614	139,338,705
Change in net unrealized appreciation (depreciation)	1,134,185	(77,805,071)
Net increase (decrease) in net assets from operations	11,120,363	65,147,997
Distributions to shareholders from:
Net investment income
Class III	—	(9,318,611)
Net realized gains
Class III	(12,003,096)	(155,726,954)
	(12,003,096)	(165,045,565)
Net share transactions (Note 7):
Class III	(33,325,446)	(401,820,578)
Total increase (decrease) in net assets	(34,208,179)	(501,718,146)
Net assets:
Beginning of period	227,096,243	728,814,389
End of period (including distributions in excess of net investment income of $789,261 and $862,825, respectively)	$192,888,064	$227,096,243

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006		2005	2004	2003
Net asset value, beginning of period	$7.45		$9.07	$8.38		$7.33	$5.54	$7.14
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.00	(b)	0.10	0.07		0.21	0.20	0.22
Net realized and unrealized gain (loss)	0.40		1.17	2.17		0.84	1.59	(1.55)
Total from investment operations	0.40		1.27	2.24		1.05	1.79	(1.33)
Less distributions to shareholders:
From net investment income	—		(0.12)	(0.71	)(c)	—	—	(0.27)
From net realized gains	(0.41)		(2.77)	(0.84)		—	—	—
Total distributions	(0.41)		(2.89)	(1.55)		—	—	(0.27)
Net asset value, end of period	$7.44		$7.45	$9.07		$8.38	$7.33	$5.54
Total Return(d)	5.09	%**	15.60%	28.42%		14.32%	32.31%	(19.53)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$192,888		$227,096	$728,814		$580,905	$160,586	$28,923
Net expenses to average daily net assets(e)	0.08	%*	0.07%	0.05%		0.04%	0.04%	0.06%
Net investment income to average daily net assets(a)	0.07	%*	1.23%	0.82%		2.64%	2.98%	3.32%
Portfolio turnover rate	3	%**	18%	36%		3%	5%	90%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.68	%*	0.68%	0.67%		0.71%	0.87%	1.32%

(a)  Net Investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Net investment income was less than $0.01 per share.

(c)  Distributions from net investment income include amounts (approximately $0.07 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged). The Fund is a fund of funds and invests in other GMO Funds. The Fund may invest to varying extents in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, and GMO International Small Companies Fund ("underlying funds"). GMO attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies

10

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or

11

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or

12

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

13

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Securities Lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of 1,004,449 expiring in 2011. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2007, the fund elected to defer to March 1, 2007 post-October currency losses of $2,560,441.

14

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$173,631,735	$20,450,093	$—	$20,450,093

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

15

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is

16

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses") exceed 0.54% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the underlying funds (excluding these Funds' Excluded Fund Fees and Expenses)), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.522%	0.088%	0.610%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $981 and $736, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $6,990,374 and $48,400,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, 49.06% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2007, there were no shares held by related parties, and 98.68% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	463	$3,380	4,383,950	$35,031,290
Shares issued to shareholders in reinvestment of distributions	1,513,644	11,912,379	20,822,962	163,736,057
Shares repurchased	(6,075,339)	(45,241,205)	(75,107,197)	(600,587,925)
Net increase (decrease)	(4,561,232)	$(33,325,446)	(49,900,285)	$(401,820,578)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class IV	$111,898,773	$4,299,745	$24,400,000	$—	$4,299,745	$95,885,525
GMO International Intrinsic Value Fund, Class IV	112,564,395	2,690,629	24,000,000	—	2,690,629	95,096,303
Totals	$224,463,168	$6,990,374	$48,400,000	$—	$6,990,374	$190,981,828

18

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

19

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

20

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

21

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.69%	$1,000.00	$1,050.90	$3.56
2) Hypothetical	0.69%	$1,000.00	$1,021.67	$3.51

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	82.5%
Preferred Stocks	11.7
Short-Term Investments	4.1
Private Equity Securities	0.6
Investment Funds	0.4
Debt Obligations	0.1
Rights and Warrants	0.1
Convertible Securities	0.0
Mutual Funds	0.0
Other	0.5
100.0%
Country Summary	% of Investments*
South Korea	24.8%
Taiwan	21.3
Brazil	14.7
China	9.8
Malaysia	5.1
Thailand	4.1
Mexico	3.9
Philippines	2.7
Russia	2.5
Poland	2.4
India	2.3
South Africa	1.9
Israel	1.9
Turkey	1.3
Hungary	0.5
Indonesia	0.5
Chile	0.2
United States	0.1
Sri Lanka	0.0
Lebanon	0.0
Ukraine	0.0
100.0%

*  The table excludes short-term investments.

1

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Industry Sector Summary	% of Investments*
Financials	21.2%
Information Technology	17.5
Materials	17.4
Industrials	10.7
Energy	9.8
Telecommunication Services	7.6
Consumer Discretionary	7.6
Utilities	2.9
Consumer Staples	2.8
Health Care	1.5
Miscellaneous	1.0
100.0%

*  The table excludes short-term investments.

2

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 82.5%
	Brazil — 4.5%
227,875,320	Aes Tiete SA	8,350,783
471,900	B2W Compania Global do Varejo	18,159,251
9,954,660	Banco do Brasil SA	143,079,211
3,014,102	Companhia Saneamento Basico Sao Paulo	73,432,251
1,083,772	Companhia Siderurgica Nacional SA	61,502,128
1,516,900	Companhia Vale do Rio Doce	74,979,084
1,474,720	Companhia Vale do Rio Doce ADR	72,747,938
873,270	Companhia Vale do Rio Doce Sponsored ADR	36,459,022
822,192	Electrobras (Centro)	10,639,885
1,086,400	Gafisa SA	13,123,180
454,250	Iguatemi Empresa de Shopping	6,758,184
1,477,800	Localiza Rent A Car	14,687,615
315,800	OdontoPrev SA	8,772,222
924,210	Petroleo Brasileiro SA (Petrobras) ADR	57,153,146
1,723,504	Souza Cruz SA (Registered)	36,007,354
	Total Brazil	635,851,254
	Chile — 0.2%
221,500	Banco Santander Chile SA ADR	10,543,400
1,409,500	Lan Airlines SA	22,622,475
	Total Chile	33,165,875
	China — 9.2%
18,629,990	Advanced Semiconductor Manufacturing Co *	1,475,080
27,452,000	Bank of China Ltd Class H	14,121,622
5,797,000	Belle International Holdings Ltd *	6,653,691
1,860,000	China Communication Services *	1,259,933
20,759,000	China Construction Bank Class H	17,426,842
11,690,000	China Life Insurance Co Ltd Class H	55,370,031
36,023,000	China Merchants Bank	135,496,539

See accompanying notes to the financial statements.

3

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	China — continued
16,438,442	China Mobile Ltd	223,883,162
375,649	China Mobile Ltd ADR	25,465,246
168,680,351	China Petroleum & Chemical Corp Class H	185,781,689
6,871,400	China Resources Enterprise Ltd	28,013,888
1,554,000	China Shenhua Energy Co Ltd Class H	6,753,567
8,666,000	China Shipping Development Co Ltd Class H	26,196,545
463,670	China Telecom Corp Ltd ADR (a)	26,976,321
84,838,700	China Telecom Corp Ltd Class H	49,144,027
14,248,000	China Ting Group Holding Ltd	3,933,085
58,314,000	China Travel International Investment Hong Kong Ltd	36,784,040
63,282,416	Denway Motors Ltd	29,667,297
2,257,000	Dongfang Electrical Machinery Co Ltd	15,187,502
12,250,686	Fountain Set Holdings Ltd	4,787,534
145,069	Global Sources Ltd *	2,796,930
2,717,284	GOME Electrical Appliances Holdings Ltd	4,299,028
25,266,700	Guangdong Investments Ltd	15,920,874
2,266,000	Hang Lung Group Ltd	10,818,006
2,101,350	Hengan International Group Co Ltd Class H	6,475,698
34,954,000	Huaneng Power International Inc Class H	40,379,554
12,580,000	Jiangxi Copper Co	29,324,751
571,700	New Oriental Education & Technology Group Inc *	30,271,515
4,516,100	Parkson Retail Group Ltd	36,167,893
6,356,172	Peace Mark Holdings Ltd	9,460,101
182,310	Perfect World Co Ltd ADR *	4,132,968
61,183,101	PetroChina Co Ltd Class H	89,448,405
33,832,789	Pico Far East Holdings Ltd	9,977,172
9,513,000	Shandong Weigao Group Medical Polymer Co Ltd Class H	20,524,261
12,984,344	Shanghai Industrial Holdings Ltd	56,962,999
2,522,000	Shanghai Jin Jiang International Hotels	1,299,933
37,711,500	Sinofert Holdings Ltd	26,757,602
8,864,020	Synear Food Holdings Ltd	9,545,823
4,861,187	Weiqiao Textile Co	10,790,038
3,396,000	Zhuzhou CSR Times Electric Co	5,450,219
	Total China	1,315,181,411

See accompanying notes to the financial statements.

4

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.5%
50,840	Gedeon Richter Rt	10,000,292
95,040	MOL Magyar Olaj es Gazipari Rt (New Shares)	13,541,110
832,930	OTP Bank	41,825,937
	Total Hungary	65,367,339
	India — 2.1%
51,800	BF Utilities Ltd *	2,699,857
243,900	Bombay Dyeing & Manufacturing Co Ltd	3,428,926
11,896,352	CBAY Systems Holdings Ltd *	22,666,789
5,948,177	CBAY Systems Ltd * (b) (c)	59,482
21,797,849	Centurion Bank Ltd *	21,063,789
3,000	Cipla Ltd (Shares Under Objection) (b)	—
353,270	Crompton Greaves Ltd	2,646,058
271,260	Cummins India Ltd	2,481,544
176,150	Emco Ltd	4,480,965
1,503,561	Gammon India Ltd	17,063,514
200	HCL Infosystems Ltd (Shares Under Objection) (b)	—
1,482,625	Hexaware Technologies Ltd	4,339,944
250,737	ICICI Bank Ltd	5,466,167
1,500	ITC Ltd (Shares Under Objection) (b)	—
4,625,621	IVRCL Infrastructures & Projects Ltd	42,837,641
691,108	Jaiprakash Associates Ltd	15,433,668
333,102	Jindal Steel & Power Ltd	32,021,203
87	Mahind GESCO Developers Ltd *	1,101
704,029	Mahindra & Mahindra Ltd	12,203,829
700	NTPC Ltd	2,964
1,057,749	Reliance Capital Ltd	31,014,782
1,287,022	Reliance Energy Ltd	24,486,835
900	Reliance Energy Ltd (Shares Under Objection) (b)	—
267,578	Reliance Industries Ltd	12,852,547
7,133	Reliance Industries Ltd (Shares Under Objection) (b)	—
333,456	Rolta India Ltd	3,825,161
28,949	SAW Pipes Ltd	414,291
2,112,025	Shree Precoated Steels Ltd *	16,005,212

See accompanying notes to the financial statements.

5

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	India — continued
1,878,500	Sintex Industries Ltd	14,837,572
525,136	Tasc Pharmaceuticals Ltd *	623,452
812,429	United Phosphorus	6,595,624
67,166	Welspun India Ltd *	96,925
600	Wockhardt Ltd	5,641
	Total India	299,655,483
	Indonesia — 0.4%
10,341,000	Astra International Tbk PT	19,663,257
23,836,400	Bank Rakyat Indonesia	15,864,677
16,842,000	Bumi Resources Tbk PT	4,570,974
59,543,100	Matahari Putra Prima Tbk PT	5,068,130
6,158,500	Telekomunikasi Indonesia Tbk PT	7,199,143
68,871,500	Truba Alam Manunggal Engineering Tbk PT *	10,327,375
	Total Indonesia	62,693,556
	Israel — 1.8%
13,282,220	Bank Hapoalim BM	63,301,070
7,672,820	Bank Leumi Le - Israel	29,973,686
1,322,600	Check Point Software Technologies Ltd *	31,028,196
2,900	Teva Pharmaceutical Industries	124,513
2,306,520	Teva Pharmaceutical Industries ADR	99,180,360
44,050	The Israel Corp Ltd	30,980,846
	Total Israel	254,588,671
	Lebanon — 0.0%
8,700	Banque Libanaise pour le Commerce Sal * (b)	35,695
	Malaysia — 4.9%
24,859,000	Berjaya Sports Toto	35,540,241
25,414,330	Bumiputra-Commerce Holdings Berhad	80,228,427
26,379,000	Genting Berhad	55,964,312
10,721,231	Highlands and Lowlands Berhad	21,696,599
4,293,100	Hong Leong Bank Berhad	7,362,700

See accompanying notes to the financial statements.

6

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Malaysia — continued
13,829,540	IJM Corp Berhad	29,083,307
9,475,700	KNM Group Berhad	12,265,233
15,937,000	Malayan Banking Berhad	53,302,813
17,554,400	Public Bank Berhad	47,340,981
61,892,700	Resorts World Berhad	67,639,185
46,919,800	RHB Capital Berhad	72,394,377
651,000	Shangri-La Hotels	448,681
12,106,600	SP Setia Berhad	25,138,440
14,890,400	Sunway City Berhad	21,093,209
4,006,800	Tanjong Plc	19,424,312
17,047,268	Tenaga Nasional Berhad	49,032,743
1,593,843	Top Glove Corp Berhad	3,223,236
13,051,900	UEM World Berhad	15,528,089
15,300,700	UMW Holdings Berhad	61,050,732
9,222,266	WCT Engineering Berhad	16,722,551
	Total Malaysia	694,480,168
	Mexico — 3.7%
5,488,200	Alfa SA de CV Class A	39,471,465
1,980,264	Alsea SA	3,203,817
1,237,850	America Movil SA de CV Class L ADR	74,840,411
4,424,389	Carso Global Telecom Class A *	21,053,242
8,802,535	Cemex SA de CV CPO *	28,514,692
160,373	Cemex SA de CV CPO ADR *	5,178,444
9,706,700	Corporacion GEO SA de CV Series B *	50,499,826
4,054,000	Grupo Cementos de Chihuahua SA de CV	24,982,458
10,493,010	Grupo Financiero Banorte SA de CV	42,797,557
12,451,400	Grupo Mexico SA Class B	78,547,760
1,917,932	Sare Holding SA de CV *	3,215,965
4,305,550	Telefonos de Mexico SA de CV Class L ADR	152,158,137
	Total Mexico	524,463,774

See accompanying notes to the financial statements.

7

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Philippines — 2.5%
14,758,000	Alliance Global Group Inc *	1,788,369
906,304	Ayala Corp	9,570,440
102,171,783	Ayala Land Inc	31,771,824
11,224,330	Bank of the Philippine Islands	14,620,353
707,472,942	Filinvest Land Inc *	24,065,329
4,914,000	First Gen Corp *	6,807,812
9,161,023	First Philippine Holdings	15,664,050
949,166,687	Megaworld Corp	71,491,382
6,219,000	Paxys Inc *	1,973,858
1,350,346	Philippine Long Distance Telephone	77,196,075
85,180	Philippine Long Distance Telephone ADR (a)	5,002,621
11,567,600	PNOC Energy Development Corp	1,621,502
165,608,210	Robinsons Land Corp Class B (d)	63,922,848
2,390,100	SM Investments Corp	18,957,257
55,793,745	SM Prime Holdings	14,319,475
	Total Philippines	358,773,195
	Poland — 1.7%
164,285	BRE Bank *	29,322,279
5,095,830	PKO Bank Polski SA	97,568,982
5,048,690	Polski Koncern Naftowy Orlen SA *	103,530,352
1,455,350	Telekomunikacja Polska SA	11,255,364
	Total Poland	241,676,977
	Russia — 2.1%
1,628,650	Lukoil ADR	120,520,100
203,173	OAO Mechel ADR	8,844,121
135,000	Russia Petroleum * (b)	1,364,850
39,548,250	Sberbank RF	151,469,797
122,789	Sistema Hals GDR 144A * (b)	1,430,492
740,300	Vimpel-Communications ADR	18,063,320
	Total Russia	301,692,680

See accompanying notes to the financial statements.

8

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Africa — 1.8%
1,047,375	Absa Group Ltd	19,109,857
927,200	AECI Ltd	10,303,762
1,783,830	African Bank Investments Ltd	7,914,995
76,800	Anglo American Platinum Corp	10,270,017
1,354,614	Aveng Ltd	10,032,426
498,400	Barloworld Ltd	8,566,748
467,115	City Lodge Hotels Ltd	4,940,757
677,900	Ellerine Holdings Ltd	7,113,831
1,128,790	Foschini Ltd	9,220,034
577,400	Imperial Holdings Ltd	11,578,776
1,224,800	Massmart Holdings Ltd	15,834,324
600,700	Mittal Steel South Africa Ltd	10,412,307
2,059,280	Murray & Roberts Holdings Ltd	21,754,824
1,595,544	Pretoria Portland Cement Co Ltd	10,117,610
523,657	Remgro Ltd	13,534,392
10,656,571	Sanlam Ltd	32,184,897
1,531,600	Standard Bank Group Ltd	22,458,067
400,341	Telkom SA Ltd	9,896,256
737,348	Tiger Brands Ltd	19,386,703
	Total South Africa	254,630,583
	South Korea — 21.6%
4,403,499	Biomass Korea Co Ltd * (d)	6,221,233
184,289	Boryung Pharmaceutical Co Ltd (d)	8,149,847
297,808	Cheil Industries Inc	16,300,800
846,410	Dacom Corp	22,098,096
577,880	Dae Han Pulp Industries * (d)	3,851,828
1,129,710	Daegu Bank	21,050,788
462,850	Daelim Industrial Co Ltd	77,420,511
24,669	Daesun Shipbuilding *	7,329,032
1,897,090	Daewoo Engineering & Construction Co Ltd	54,264,537
143,017	DC Chemical Co Ltd	24,986,138
252,897	Doosan Infracore Co Ltd	9,205,873
1,413,948	EnE System Inc * (d)	11,334,405

See accompanying notes to the financial statements.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
365,540	GS Holdings Corp	18,888,565
211,779	Hana Financial Group Inc	10,015,328
225,301	Hana Tour Service Inc	20,912,118
1,993,250	Hanaro Telecom Inc *	17,671,167
196,928	Hanil Cement Manufacturing	22,708,089
1,194,075	Hanjin Heavy Industries & Construction Co Ltd *	102,443,821
441,644	Hanjin Heavy Industries & Construction Holdings Co Ltd	20,074,727
339,250	Hanjin Shipping	18,969,618
2,064,210	Hanwha Chemical Corp	54,035,145
2,617,958	Hanwha Corp	168,406,390
345,901	Honam Petrochemical Co	53,387,987
993,160	Hynix Semiconductor Inc *	35,784,906
1,177,898	Hyundai Development Co	105,388,105
779,300	Hyundai Engineering & Construction *	62,901,977
205,840	Hyundai Heavy Industries	81,111,187
59,621	Hyundai Mipo Dockyard Co Ltd	17,653,671
612,860	Hyundai Mobis	65,891,808
512,220	Hyundai Motor Co	37,955,956
774,120	Hyundai Securities Co	23,592,338
810,810	Hyundai Steel Co	64,863,651
131,410	Hyunjin Materials Co Ltd	5,808,376
2,224,600	Industrial Bank of Korea	48,572,618
169,736	JVM Co Ltd	8,060,865
73,520	KCC Corp	37,607,051
699,310	Kolon Construction	11,989,176
1,221,000	Kookmin Bank	99,046,691
40,200	Kookmin Bank ADR	3,274,290
240,440	Korea Electric Power Corp	10,734,101
643,621	Korea Gas Corp	39,476,244
91,771	Korea Iron & Steel Co Ltd	8,785,544
11,353,300	Korea Real Estate *	25,175,525
113,191	Korea Zinc Co Ltd	22,696,985
710,144	Korean Air Lines Co Ltd	48,084,372
214,420	KT Corp	10,171,959

See accompanying notes to the financial statements.

10

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
313,740	KT Corp ADR	7,473,287
1,876,960	KT&G Corp	142,714,960
566,000	KT&G Corp GDR 144A	20,387,320
625,250	LG Philips LCD Co Ltd *	26,598,233
542,448	Maeil Dairy Industry	22,551,923
193,100	Megastudy Co Ltd	43,735,317
747,360	Nasan Co Ltd * (d)	20,844,963
171,442	NHN Corp *	33,094,284
491,630	Poongsan Corp	13,365,024
546,029	POSCO	334,159,954
76,000	POSCO Sponsored ADR	11,651,560
794,190	Pumyang Construction Co Ltd (d)	16,062,027
357,130	Samsung Corp	24,311,124
138,620	Samsung Electro Mechanics Co Ltd	7,665,484
428,824	Samsung Electronics Co Ltd	270,326,319
1,594,720	Shinhan Financial Group Co Ltd	97,772,506
411,162	SK Corp	63,248,819
1,006,448	SK Energy Co Ltd *	137,832,855
400	SK Telecom Co Ltd	87,789
616,500	SK Telecom Co Ltd ADR	16,873,605
930,280	SSCP Co Ltd *	26,700,696
90,600	Sung Kwang Bend Co Ltd	2,477,776
476,647	Taewoong Co Ltd	38,745,967
1,857,040	Woori Finance Holdings Co Ltd	42,324,316
	Total South Korea	3,065,359,547
	Sri Lanka — 0.0%
417,000	Lanka Walltile Ltd	214,968
	Taiwan — 20.3%
8,024,052	Acer Inc	14,111,949
4,325,000	Altek Corp	9,575,956
30,102,250	Asustek Computer Inc	89,833,597
3,694,109	AU Optronics Corp	5,388,597
23,473,820	Cheng Loong Corp	9,172,573

See accompanying notes to the financial statements.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
68,971,000	China Bills Finance Corp *	16,828,715
90,088,000	China Development Financial Holding Corp	36,737,340
120,861,079	China Steel Corp	164,329,682
383,778	China Steel Corp GDS	10,323,628
27,588,387	Chinatrust Financial Holding Co Ltd *	20,749,644
47,043,172	Chunghwa Telecom Co Ltd	83,606,408
931,955	Chunghwa Telecom Co Ltd ADR	16,327,852
19,953,548	Compal Electronics Inc	22,089,847
5,124,855	Delta Electronics Inc	19,107,789
2,487,596	DFI	7,430,261
10,569,806	Dimerco Express Taiwan Corp (d)	17,306,039
13,398,720	D-Link Corp	29,577,593
14,488,320	Eternal Chemical Co Ltd	16,867,785
18,019,040	Far Eastern Department Stores Ltd	17,977,105
39,812,295	Far Eastern International Bank	17,796,217
36,602,162	Far Eastern Textile Co Ltd	43,042,257
9,021,000	Far Eastone Telecommunications Co Ltd	10,868,145
30,062,208	Formosa Chemicals & Fibre Co	73,205,849
5,200,044	Formosa Petrochemical Corp	14,482,044
27,288,107	Formosa Plastics Corp	67,789,198
5,652,250	Foxconn Technology Co Ltd	51,374,362
12,922,000	Fubon Financial Holding Co Ltd	11,141,348
1,390,000	Gemtek Technology Corp	3,450,325
64,468,526	Hon Hai Precision Industry Co Ltd	478,439,686
870,000	Hotai Motor Company Ltd	2,227,738
11,003,586	Innolux Display Corp	46,713,624
53,088,604	Inventec Co Ltd	33,797,171
3,389,426	Kings Town Construction *	2,465,006
12,583,883	Les Enphants Co Ltd (d)	12,261,164
9,815,206	Lite-On Technology Corp	15,486,491
16,897,365	MediaTek Inc	285,612,627
68,120,000	Mega Financial Holdings Co Ltd	42,411,512
11,474,005	Micro-Star International Co Ltd	11,836,618
18,358,720	Mosel Vitelic Inc	21,704,513

See accompanying notes to the financial statements.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
22,381,405	Nan Ya Plastics Corp	54,311,735
370,531	Nanya Technology Corp	272,494
17,383,199	Oriental Union Chemical	17,654,535
1,866,700	PixArt Imaging Inc	16,611,650
69,850,647	Powerchip Semiconductor Corp	34,417,319
6,558,277	Powertech Technology Inc	26,457,481
60,837,000	Promos Technologies Inc	18,789,415
9,544,543	Realtek Semiconductor Corp	46,705,180
3,379,850	Richtek Technology Corp	37,175,759
30,299,966	Shin Kong Financial Holdings	29,513,177
12,916,903	Siliconware Precision Industries Co	26,354,318
27,921,128	Sinopac Holdings Co	13,243,076
78,128,125	Taishin Financial Holdings Co Ltd *	39,157,343
47,674,000	Taiwan Cellular Corp	60,660,398
57,372,350	Taiwan Cement Corp	73,827,262
153,439,965	Taiwan Semiconductor Manufacturing Co Ltd	291,324,372
5,450,438	Tsann Kuen Enterprises Co Ltd *	7,306,593
14,392,000	U-Ming Marine Transport Co *	42,944,202
9,921,540	Unimicron Technology Corp	15,570,083
36,925,100	Uni-President Enterprises Corp	42,879,888
67,888,450	Walsin Lihwa Corp	33,348,864
26,552,873	Wan Hai Lines Ltd	18,743,754
49,930,020	Waterland Financial Holdings	15,438,060
17,836,000	Wintek Corp	20,446,272
35,676,425	Yieh Phui Enterprise	15,798,386
24,826,000	Yuanta Financial Holding Co Ltd *	14,157,440
8,397,195	Yulon Motor Co Ltd	9,182,333
4,415,580	Zyxel Communications Corp	7,679,697
	Total Taiwan	2,883,419,341
	Thailand — 3.9%
13,604,590	Advanced Info Service Pcl (Foreign Registered) (b)	36,859,359
11,003,100	Airports of Thailand Pcl (Foreign Registered) (b)	18,575,837
29,855,800	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	33,470,780

See accompanying notes to the financial statements.

13

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
2,719,500	Bank of Ayudhya Pcl (Foreign Registered) (b)	2,120,719
58,545,090	Bank of Ayudhya Pcl NVDR (b)	45,273,220
4,853,530	Banpu Pcl (Foreign Registered) (b)	42,364,628
281,410	Banpu Pcl NVDR (b)	2,325,318
15,324,700	Central Pattana Pcl (Foreign Registered) (b)	13,583,687
27,293,310	Home Product Center Pcl (Foreign Registered) (b)	3,974,752
58,076,700	Italian Thai Development Pcl (Foreign Registered) * (b)	11,320,979
40,084,460	Kasikornbank Pcl NVDR (b)	92,261,786
18,456,500	Major Cineplex Group (b)	9,138,576
4,078,800	National Finance Pcl (Foreign Registered) (b)	1,839,407
12,621,800	PTT Pcl (Foreign Registered) (b)	112,315,847
8,938,690	Robinson Department Store Pcl (Foreign Registered) (b)	2,733,139
3,499,793	Robinson Department Store Pcl NVDR (b)	1,070,114
13,251,400	Saha Pathana International Holding Pcl (Foreign Registered) (b)	8,111,664
10,116,078	Siam Cement Pcl (Foreign Registered) NVDR (b)	73,630,365
20,877,900	Siam Commercial Bank Pcl (Foreign Registered) (b)	47,745,707
3,108,050	Star Block Co Ltd (Foreign Registered) * (b) (d) (e)	906
512,190	TMB Bank Public Corp Pcl * (b)	28,600
7,000,400	Yarnapund Pcl (b) (d)	938,045
	Total Thailand	559,683,435
	Turkey — 1.3%
2,415,370	Enka Insaat ve Sanayi AS	26,442,796
3,434,790	Eregli Demir ve Celik Fabrikalari TAS	26,973,044
3,093,610	Haci Omer Sabanci Holding AS	17,146,180
42,150	Medya Holding AS * (b) (e)	324
527,270	Tupras-Turkiye Petrol Rafineriler AS	12,041,918
1,931,130	Turk Hava Yollari Anonim Ortakligi *	13,510,853
10,617,830	Turkiye Garanti Bankasi	68,271,074
2,823,740	Turkiye IS Bankasi Class C	13,798,796
	Total Turkey	178,184,985
	TOTAL COMMON STOCKS (COST $7,611,896,746)	11,729,118,937

See accompanying notes to the financial statements.

14

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	PREFERRED STOCKS — 11.7%
	Brazil — 9.6%
2,438,768	Banco Bradesco SA 1.01%	60,844,900
1,820,970	Banco Itau Holding Financeira SA 0.34%	79,818,257
725,000	Bradespar SA 0.41%	30,670,234
2,326,326	Companhia Energetica de Minas Gerais 1.96%	44,819,125
4,853,004	Companhia Vale do Rio Doce Class A 0.53%	200,848,076
67,967,000	Geracao Tiete 9.62%	2,217,068
204,200	Gerdau Metalurgica SA 3.24%	6,400,765
5,732,031	Gerdau SA 2.43%	140,233,174
33,237,582	Itausa-Investimentos Itau SA 0.41%	199,899,831
7,831,252	Net Servicos de Comunicacoa SA *	117,748,183
11,956,752	Petroleo Brasileiro SA (Petrobras) 0.67%	318,115,420
1,025,400	Petroleo Brasileiro SA ADR 0.70%	54,582,042
8,209,223	Sadia SA 1.92%	41,339,003
2,172,460	Tele Norte Leste Participacoes ADR 0.18%	47,989,641
14,877,632	Unipar, Class B 0.51%	16,530,702
	Total Brazil	1,362,056,421
	Malaysia — 0.0%
15,370,443	WCT Engineering Series ICPS 13.50%	2,699,649
	South Korea — 2.1%
644,720	Hyundai Motor Co 2.80%	25,422,675
365,610	LG Electronics Inc 1.96%	16,142,795
552,144	Samsung Electronics Co Ltd (Non Voting) 1.28%	259,159,172
	Total South Korea	300,724,642
	TOTAL PREFERRED STOCKS (COST $629,121,888)	1,665,480,712
	PRIVATE EQUITY SECURITIES — 0.6%
	Poland — 0.6%
—	CHP Investors (Multimedia) * (b) (c)	28,666,787
—	MHP Investors (Tri Media Holdings Ltd) * (b) (c)	55,988,241
	Total Poland	84,655,028

See accompanying notes to the financial statements.

15

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Russia — 0.0%
46,624	Divot Holdings NV, Convertible Securities-Class F * (b) (c) (e)	466
90,000	Divot Holdings NV, Private Equity Securities-Class D * (b) (c) (e)	900
124,330	Divot Holdings NV, Private Equity Securities-Class E * (b) (c) (e)	1,243
	Total Russia	2,609
	Sri Lanka — 0.0%
2,545,869	Millenium Information Technology * (b) (c)	787,470
	TOTAL PRIVATE EQUITY SECURITIES (COST $3,925,626)	85,445,107
	INVESTMENT FUNDS — 0.4%
	China — 0.1%
250,446	Martin Currie China A Share Fund Ltd * (b) (c)	12,750,948
	India — 0.1%
7,584	Fire Capital Mauritius Private Fund * (b) (c)	6,640,781
170	SPG Infinity Technology Fund I * (b) (c)	5,583
1,371,900	TDA India Technology Fund II LP * (b) (c)	1,989,008
100	UTI Masterplus 1991 Units (Shares Under Objection) * (b) (c)	—
	Total India	8,635,372
	Poland — 0.0%
1,749,150	The Emerging European Fund II LP * (b) (c)	675,032
	Russia — 0.2%
9,500,000	NCH Eagle Fund LP * (b) (c)	28,474,350
2,000	Steep Rock Russia Fund LP (b) (c)	2,126,984
	Total Russia	30,601,334
	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c)	4,000
	TOTAL INVESTMENT FUNDS (COST $24,592,276)	52,666,686

See accompanying notes to the financial statements.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.1%
	United States — 0.1%
15,641,528	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (f)	15,857,819
	TOTAL DEBT OBLIGATIONS (COST $16,404,977)	15,857,819
	RIGHTS AND WARRANTS — 0.1%
	India — 0.1%
126,997	Arvind Mills Ltd Warrants, 144A, Expires 12/06/07 (Goldman Sachs) * (b) (g)	149,134
32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (b) (g)	29,656
711,650	United Phosphorus Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (b) (g)	5,764,583
	Total India	5,943,373
	Philippines — 0.0%
102,171,783	Ayala Land Inc Rights, Expires 12/31/49 *	219,535
	Thailand — 0.0%
2,689,393	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $2,037,985)	6,162,908
	MUTUAL FUNDS — 0.0%
	United States — 0.0%
	Affiliated Issuer
8,064	GMO Special Purpose Holding Fund (b) (e)	11,613
	TOTAL MUTUAL FUNDS (COST $0)	11,613

See accompanying notes to the financial statements.

17

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	CONVERTIBLE SECURITIES — 0.0%
	Russia — 0.0%
56,000	Lukinter Finance BV, 0.03%, due 11/29/07	197,156
	TOTAL CONVERTIBLE SECURITIES (COST $59,290)	197,156
	SHORT-TERM INVESTMENTS — 4.1%
564,700,000	Bank Nationale de Paris Time Deposit, 5.19% due 09/04/07	564,700,000
23,728,600	Bank of New York Institutional Cash Reserves Fund (h)	23,728,600
	TOTAL SHORT-TERM INVESTMENTS (COST $588,428,600)	588,428,600
	TOTAL INVESTMENTS — 99.5% (Cost $8,876,467,388)	14,143,369,538
	Other Assets and Liabilities (net) — 0.5%	76,005,668
	TOTAL NET ASSETS — 100.0%	$14,219,375,206

See accompanying notes to the financial statements.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund's Net Assets	Value as of August 31, 2007
CBAY Systems Ltd	5/06/03-8/04/05	$—	0.00%	$59,482
CHP Investors (Multimedia)	12/13/99-3/05/01	18,178,923	0.20%	28,666,787
Divot Holdings NV, Convertible Securities-Class F	3/27/02	46,624	0.00%	466
Divot Holdings NV, Private Equity Securities-Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Private Equity Securities-Class E	9/21/01	124,330	0.00%	1,243
Fire Capital Mauritius Private Fund	9/06/06-4/04/07	7,622,761	0.05%	6,640,781
Martin Currie China A Share Fund Ltd	1/20/06	2,710,928	0.09%	12,750,948
MHP Investors (Tri Media Holdings Ltd)	11/27/01	27,983,521	0.39%	55,988,241
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.20%	28,474,350
Societe Generale Thalmann Ukraine Fund	7/15/97	260,172	0.00%	4,000
SPG Infinity Technology Fund I	12/23/99	189,555	0.00%	5,583
Steep Rock Russia Fund LP	12/26/06	2,000,000	0.01%	2,126,984
TDA India Technology Fund II LP	2/23/00-3/23/04	1,371,900	0.01%	1,989,008
The Emerging European Fund II LP	12/05/97-3/17/00	1,749,150	0.00%	675,032
UTI Masterplus 1991 Units (Shares Under Objection)	11/14/97	48	0.00%	—
				$138,171,275

See accompanying notes to the financial statements.

19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

GDS - Global Depository Share

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Direct placement securities are restricted as to resale.

(d)  Affiliated company (Note 8).

(e)  Bankrupt issuer.

(f)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(g)  Structured warrants with risks similar to equity swaps.

(h)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2007, 66.87% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

20

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, including securities on loan of $23,791,366 (cost $8,764,249,418) (Note 2)	$13,982,464,620
Investments in affiliated issuers, at value (cost $112,217,970) (Notes 2 and 8)	160,904,918
Cash	184,406
Foreign currency, at value (cost $93,618,234) (Note 2)	93,904,249
Receivable for investments sold	12,094,844
Receivable for Fund shares sold	2,900,000
Dividends and interest receivable	42,862,062
Foreign taxes receivable	3,672,930
Receivable for expenses reimbursed by Manager (Note 3)	56,451
Total assets	14,299,044,480
Liabilities:
Collateral on securities loaned, at value (Note 2)	23,728,600
Payable for investments purchased	5,270,198
Payable for Fund shares repurchased	34,622,953
Accrued capital gain and repatriation taxes payable (Note 2)	501,291
Payable to affiliate for (Note 3):
Management fee	9,484,321
Shareholder service fee	1,117,959
Trustees and Chief Compliance Officer of GMO Trust fees	26,246
Accrued expenses	4,917,706
Total liabilities	79,669,274
Net assets	$14,219,375,206

See accompanying notes to the financial statements.

21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$7,425,748,079
Accumulated undistributed net investment income	12,099,899
Accumulated net realized gain	1,514,753,970
Net unrealized appreciation	5,266,773,258
$14,219,375,206
Net assets attributable to:
Class III shares	$3,831,185,363
Class IV shares	$3,560,294,137
Class V shares	$889,720,516
Class VI shares	$5,938,175,190
Shares outstanding:
Class III	159,015,988
Class IV	148,182,209
Class V	37,041,815
Class VI	246,957,345
Net asset value per share:
Class III	$24.09
Class IV	$24.03
Class V	$24.02
Class VI	$24.05

See accompanying notes to the financial statements.

22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $29,632,078)	$192,433,862
Interest	2,870,986
Dividends from affiliated issuers (Note 8)	2,261,387
Securities lending income	43,477
Total investment income	197,609,712
Expenses:
Management fee (Note 3)	56,443,926
Shareholder service fee – Class III (Note 3)	3,344,472
Shareholder service fee – Class IV (Note 3)	1,559,046
Shareholder service fee – Class V (Note 3)	365,843
Shareholder service fee – Class VI (Note 3)	1,552,941
Custodian and fund accounting agent fees	7,291,368
Transfer agent fees	32,568
Audit and tax fees	72,588
Legal fees	191,912
Trustees fees and related expenses (Note 3)	76,885
Registration fees	15,088
Miscellaneous	111,503
Total expenses	71,058,140
Fees and expenses reimbursed by Manager (Note 3)	(332,017)
Net expenses	70,726,123
Net investment income (loss)	126,883,589
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (including foreign capital gains tax refunds of 1,468,706 $) (Note 2)	1,513,549,008
Investments in affiliated issuers	18,628,618
Realized gains distributions from affiliated issuers (Note 8)	49,398
Written options	1,514,966
Foreign currency, forward contracts and foreign currency related transactions (net of CPMF tax of $116,203) (Note 2)	126,233
Net realized gain (loss)	1,533,868,223
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in foreign capital gains tax accrual of 401,029 $) (Note 2)	1,376,723,172
Investments in affiliated issuers	6,064,831
Written options	(1,365,146)
Foreign currency, forward contracts and foreign currency related transactions	610,620
Net unrealized gain (loss)	1,382,033,477
Net realized and unrealized gain (loss)	2,915,901,700
Net increase (decrease) in net assets resulting from operations	$3,042,785,289

See accompanying notes to the financial statements.

23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$126,883,589	$232,232,829
Net realized gain (loss)	1,533,868,223	2,466,047,655
Change in net unrealized appreciation (depreciation)	1,382,033,477	(767,827,160)
Net increase (decrease) in net assets from operations	3,042,785,289	1,930,453,324
Distributions to shareholders from:
Net investment income
Class III	(14,791,323)	(105,664,375)
Class IV	(9,479,471)	(68,374,071)
Class V	(3,118,943)	(29,926,264)
Class VI	(19,017,316)	(93,772,150)
Total distributions from net investment income	(46,407,053)	(297,736,860)
Net realized gains
Class III	(320,359,337)	(908,095,602)
Class IV	(200,709,799)	(590,804,170)
Class V	(65,873,624)	(258,528,323)
Class VI	(390,899,355)	(746,269,681)
Total distributions from net realized gains	(977,842,115)	(2,503,697,776)
	(1,024,249,168)	(2,801,434,636)
Net share transactions (Note 7):
Class III	(1,136,049,051)	(220,757,037)
Class IV	566,813,139	(274,126,590)
Class V	89,312,237	(689,231,191)
Class VI	(2,219,083)	2,195,109,702
Increase (decrease) in net assets resulting from net share transactions	(482,142,758)	1,010,994,884
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	3,497,425	3,421,946
Class IV	2,048,679	3,362,504
Class V	748,552	1,945,943
Class VI	4,350,831	3,682,255
Increase in net assets resulting from purchase premiums and redemption fees	10,645,487	12,412,648
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(471,497,271)	1,023,407,532
Total increase (decrease) in net assets	1,547,038,850	152,426,220
Net assets:
Beginning of period	12,672,336,356	12,519,910,136
End of period (including accumulated undistributed net investment income of $12,099,899 and distributions in excess of net investment income of $68,376,637, respectively)	$14,219,375,206	$12,672,336,356

See accompanying notes to the financial statements.

24

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.67		$22.49	$19.05	$15.78	$8.82	$9.84
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.41	0.37	0.34	0.23	0.11
Net realized and unrealized gain (loss)	5.00		3.00	6.24	4.40	6.97	(1.00)
Total from investment operations	5.20		3.41	6.61	4.74	7.20	(0.89)
Less distributions to shareholders:
From net investment income	(0.08)		(0.54)	(0.43)	(0.32)	(0.24)	(0.13)
From net realized gains	(1.70)		(4.69)	(2.74)	(1.15)	—	—
Total distributions	(1.78)		(5.23)	(3.17)	(1.47)	(0.24)	(0.13)
Net asset value, end of period	$24.09		$20.67	$22.49	$19.05	$15.78	$8.82
Total Return(a)	24.94	%**	17.05%	37.99%	31.45%	82.10%	(9.14)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,831,185		$4,276,782	$4,788,395	$4,433,098	$4,079,172	$1,215,653
Net expenses to average daily net assets	1.07	%*	1.07%	1.10%	1.11%	1.12%	1.16%
Net investment income to average daily net assets	1.74	%*	1.87%	1.88%	2.17%	1.85%	1.12%
Portfolio turnover rate	17	%**	44%	41%	57%	46%	59%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(b)*	0.01%	0.01%	0.01%	0.02%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.02	$0.01	$0.01	$0.06	$0.05

(a)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and the underlying funds during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.62		$22.45	$19.02	$15.75	$8.81	$9.83
Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.42	0.40	0.34	0.24	0.11
Net realized and unrealized gain (loss)	4.98		2.99	6.20	4.41	6.94	(0.99)
Total from investment operations	5.19		3.41	6.60	4.75	7.18	(0.88)
Less distributions to shareholders:
From net investment income	(0.08)		(0.55)	(0.43)	(0.33)	(0.24)	(0.14)
From net realized gains	(1.70)		(4.69)	(2.74)	(1.15)	—	—
Total distributions	(1.78)		(5.24)	(3.17)	(1.48)	(0.24)	(0.14)
Net asset value, end of period	$24.03		$20.62	$22.45	$19.02	$15.75	$8.81
Total Return(a)	24.96	%**	17.10%	38.05%	31.59%	81.97%	(9.09)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,560,294		$2,599,002	$3,081,021	$3,255,865	$1,799,736	$1,003,594
Net expenses to average daily net assets	1.02	%*	1.03%	1.05%	1.06%	1.08%	1.12%
Net investment income to average daily net assets	1.84	%*	1.94%	2.03%	2.13%	2.05%	1.16%
Portfolio turnover rate	17	%**	44%	41%	57%	46%	59%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(b)*	0.01%	0.01%	0.01%	0.02%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.02	$0.01	$0.00 (c)	$0.05	$0.02

(a)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and the underlying funds during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Ratio is less than 0.01%.

(c)  Rounds to less than $0.01.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

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27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007	Year Ended February 28, 2006	Period from February 11, 2005 (commencement of operations) through February 28, 2005(a)		Period from March 1, 2004 through October 26, 2004(a)		Period from August 4, 2003 (commencement of operations) through February 29, 2004
Net asset value, beginning of period	$20.61		$22.44	$19.02	$17.88		$15.77		$10.81
Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.43	0.22	(0.01)		0.25		0.13
Net realized and unrealized gain (loss)	4.97		2.98	6.39	1.15		(0.09)		5.02
Total from investment operations	5.19		3.41	6.61	1.14		0.16		5.15
Less distributions to shareholders:
From net investment income	(0.08)		(0.55)	(0.45)	—		(0.07)		(0.19)
From net realized gains	(1.70)		(4.69)	(2.74)	—		(0.00	)(b)	—
Total distributions	(1.78)		(5.24)	(3.19)	—		(0.07)		(0.19)
Net asset value, end of period	$24.02		$20.61	$22.44	$19.02		$15.86		$15.77
Total Return(c)	24.97	%**	17.11%	38.12%	6.38	%**	1.10	%**	47.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$889,721		$679,988	$1,447,059	$38,564		$116,417		$382,193
Net expenses to average daily net assets	1.00	%*	1.01%	1.04%	1.03	%*	1.05	%*	1.07	%*
Net investment income to average daily net assets	1.88	%*	1.97%	1.06%	(0.05	)%(d)**	1.70	%(d)**	1.69	%*
Portfolio turnover rate	17	%**	44%	41%	57	%***	57	%***	46	%****
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(e)*	0.01%	0.01%	0.02	%*	0.01	%*	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.03	$0.02	—		—		$0.03

(a)  The class was inactive from October 27, 2004 to February 11, 2005.

(b)  Distributions from net realized gains were less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and underlying funds during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  The ratio for the period has not been annualized since the Fund believes it would not be appropriate because the
Fund's dividend income is not earned ratably throughout the fiscal year.

(e)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.

****  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

28

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class V share outstanding throughout each period)

See accompanying notes to the financial statements.

29

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004(a)
Net asset value, beginning of period	$20.63		$22.45	$19.03	$15.76	$10.45
Income (loss) from investment operations:
Net investment income (loss)†	0.22		0.42	0.38	0.34	0.14
Net realized and unrealized gain (loss)	4.98		3.01	6.23	4.41	5.42
Total from investment operations	5.20		3.43	6.61	4.75	5.56
Less distributions to shareholders:
From net investment income	(0.08)		(0.56)	(0.45)	(0.33)	(0.25)
From net realized gains	(1.70)		(4.69)	(2.74)	(1.15)	—
Total distributions	(1.78)		(5.25)	(3.19)	(1.48)	(0.25)
Net asset value, end of period	$24.05		$20.63	$22.45	$19.03	$15.76
Total Return(b)	25.01	%**	17.20%	38.07%	31.63%	53.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,938,175		$5,116,565	$3,203,435	$2,083,376	$879,837
Net expenses to average daily net assets	0.97	%*	0.98%	1.00%	1.01%	1.04	%*
Net investment income to average daily net assets	1.86	%*	1.93%	1.94%	2.15%	1.54	%*
Portfolio turnover rate	17	%**	44%	41%	57%	46	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.00	%(c)*	0.01%	0.01%	0.01%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.02	$0.02	$0.03	$0.04

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and the underlying funds during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

30

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets, which excludes countries that are included in the MSCI EAFE Index.

Throughout the period ended August 31, 2007, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Special Purpose Holding Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which

31

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets represents less than 0.1% of the Fund's net assets as of August 31, 2007. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to supervision and control of the Trustees, and all costs in respect of this matter are being borne by the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk

32

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts at the end of the period.

33

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

For the period ended August 31, 2007, the Fund's investment activity in written options contracts was as follows:

	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$23,523,993	$1,514,966
Options written	—	—
Options exercised	—	—
Options expired	(23,523,993)	(1,514,966)
Options sold	—	—
Outstanding, end of period	$—	$—

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest,

34

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $23,791,366 collateralized by cash in the amount of $23,728,600, which was invested in the Bank of New York Institutional Cash Reserves Fund.

35

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $501,291 for potential capital gains and repatriation taxes as of August 31, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the period ended August 31, 2007, the Fund received $1,468,706 in foreign capital gains tax refunds which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the period ended August 31, 2007, the Fund incurred $116,203 in CPMF tax which is included in the net realized gain (loss) on foreign currency, forward contracts and foreign currency related transactions in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,998,404,143	$5,292,544,019	$(147,578,624)	$5,144,965,395

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

36

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.80% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class's net assets on the share transaction date. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $338,778 and $736,259 in purchase premiums and $10,306,709 and $11,676,389 in redemption fees, respectively.The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

37

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Investment risks

Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares, and 0.055% for Class VI shares.

38

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, custodial fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.81% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Special Purpose Holding Fund. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $57,933 and $40,940, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $4,083,014,003 and $2,250,448,954, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

39

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2007, there were no shareholders holding in excess of 10% of the Fund's outstanding shares.

As of August 31, 2007, 0.53% of the Fund's shares were held by twenty-two related parties comprised of certain GMO employee accounts, and 18.03% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	370,377	$7,914,698	901,800	$19,806,386
Shares issued to shareholders in reinvestment of distributions	12,899,564	318,748,368	47,035,328	954,963,472
Shares repurchased	(61,124,968)	(1,462,712,117)	(53,946,185)	(1,195,526,895)
Purchase premiums and redemption fees	—	3,497,425	—	3,421,946
Net increase (decrease)	(47,855,027)	$(1,132,551,626)	(6,009,057)	$(217,335,091)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	37,245,075	$903,746,803	19,134,727	$423,961,978
Shares issued to shareholders in reinvestment of distributions	8,497,625	209,381,475	32,302,833	653,579,480
Shares repurchased	(23,612,858)	(546,315,139)	(62,645,477)	(1,351,668,048)
Purchase premiums and redemption fees	—	2,048,679	—	3,362,504
Net increase (decrease)	22,129,842	$568,861,818	(11,207,917)	$(270,764,086)

40

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class V:	Shares	Amount	Shares	Amount
Shares sold	14,627,573	$342,843,691	14,260,670	$302,250,327
Shares issued to shareholders in reinvestment of distributions	2,789,108	68,667,832	14,192,468	287,016,728
Shares repurchased	(13,374,061)	(322,199,286)	(59,953,974)	(1,278,498,246)
Purchase premiums and redemption fees	—	748,552	—	1,945,943
Net increase (decrease)	4,042,620	$90,060,789	(31,500,836)	$(687,285,248)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	10,240,039	$248,449,279	92,951,864	$1,981,148,689
Shares issued to shareholders in reinvestment of distributions	16,428,184	405,119,007	39,847,798	808,375,017
Shares repurchased	(27,733,067)	(655,787,369)	(27,445,223)	(594,414,004)
Purchase premiums and redemption fees	—	4,350,831	—	3,682,255
Net increase (decrease)	(1,064,844)	$2,131,748	105,354,439	$2,198,791,957

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds in GMO Trust during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Special Purpose Holding Fund	$11,371	$—	$—	$—	$49,398	$11,613
Totals	$11,371	$—	$—	$—	$49,398	$11,613

41

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions during the period with companies which are or were affiliates during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biomass Korea Co Ltd	$—	$7,053,102	$—	$—	$6,221,233
Boryung Pharmaceutical Co Ltd	7,071,014	—	—	—	8,149,847
Dae Han Pulp Industries	3,669,664	—	—	—	3,851,828
Dimerco Express Taiwan Corp	10,538,781	—	—	248,440	17,306,039
EnE System Inc	13,754,436	—	—	—	11,334,405
Kolon Construction*	29,034,912	—	20,198,228	—	11,989,176
Korea Real Estate*	14,787,117	—	—	—	25,175,525
Les Enphants Co Ltd	10,293,616	—	—	230,214	12,261,164
Megaworld Corp*	65,571,291	272,288	7,932,265	423,735	71,491,382
Mbiznetworks Global Co*	2,855,881	—	3,356,490	—	—
Nasan Co Ltd	14,147,918	—	—	—	20,844,963
Pumyang Construction Co Ltd	9,376,861	—	—	—	16,062,027
Robinsons Land Corp Class B	64,992,132	—	1,730,795	1,333,399	63,922,848
SSCP Co Ltd*	31,670,938	—	8,181,067	—	26,700,696
Star Block Co Ltd (Foreign Registered)	913	—	—	—	906
Yarnapund Pcl	2,616,004	—	1,445,086	25,599	938,045
Totals	$280,381,478	$7,325,390	$42,843,931	$2,261,387	$296,250,084

*  No longer an affiliate as of August 31, 2007.

42

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

43

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

44

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

45

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

46

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.07%	$1,000.00	$1,249.40	$6.05
2) Hypothetical	1.07%	$1,000.00	$1,019.76	$5.43
Class IV
1) Actual	1.02%	$1,000.00	$1,249.60	$5.77
2) Hypothetical	1.02%	$1,000.00	$1,020.01	$5.18
Class V
1) Actual	1.00%	$1,000.00	$1,249.70	$5.65
2) Hypothetical	1.00%	$1,000.00	$1,020.11	$5.08
Class VI
1) Actual	0.97%	$1,000.00	$1,250.10	$5.49
2) Hypothetical	0.97%	$1,000.00	$1,020.26	$4.93

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

47

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	98.4%
Loan Participations	4.8
Options Purchased	3.4
Loan Assignments	2.2
Swaps	2.1
Short-Term Investments	1.1
Rights and Warrants	0.9
Promissory Notes	0.5
Futures	(0.0)
Forward Currency Contracts	(0.3)
Written Options	(0.4)
Reverse Repurchase Agreements	(14.4)
Other	1.7
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Country / Region Summary**	% of Investments
Mexico	13.5%
Brazil	12.4
Russia	11.8
Turkey	8.5
Venezuela	7.3
Philippines	5.9
Colombia	5.0
Uruguay	4.5
Ukraine	3.5
Argentina	3.3
Indonesia	2.7
South Africa	1.6
Ecuador	1.5
Peru	1.5
Vietnam	1.5
Kazakhstan	1.4
Iraq	1.4
Dominican Republic	1.3
El Salvador	1.3
Jamaica	1.2
Aruba	1.1
Pakistan	1.0
Ivory Coast	0.8
India	0.7
Serbia	0.7
Egypt	0.6
Nicaragua	0.5
Panama	0.5
Africa	0.5
Malaysia	0.4
Poland	0.4
Chile	0.4
Bosnia	0.3
Thailand	0.3
Trinidad	0.2
Tunisia	0.2
Guatemala	0.2
Costa Rica	0.2
China	0.2
Belize	0.1
Qatar	0.1
Bulgaria	(0.1)
Lebanon	(0.1)
South Korea	(0.3)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table includes exposure through the use of derivative contracts.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 91.8%
		Argentina — 10.1%
		Foreign Government Obligations
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, Variable Rate, 2.00%, due 05/15/35	3,420,000
USD	24,087	Republic of Argentina, 8.28%, due 12/31/33	19,366
USD	45,719,999	Republic of Argentina Capitalization Bond, Series 2031, 12.00%, due 06/19/31 (a)	16,230,600
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23 (a)	16,000,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,333,812
USD	71,474	Republic of Argentina GDP Linked, Variable Rate, 0.63%, due 12/15/35 (c)	7,648
ARS	28,000,000	Republic of Argentina GDP Linked, Variable Rate, 0.65%, due 12/15/35 (b) (c)	655,013
EUR	214,800,000	Republic of Argentina GDP Linked, Variable Rate, 0.66%, due 12/15/35 (c)	30,431,575
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a) (b)	1,079,586
ARS	6,395,873	Republic of Argentina Global Bond, 2.00%, due 02/04/18 (a) (b)	1,961,570
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	9,290,750
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	2,425,850
USD	13,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	4,739,000
USD	31,390,000	Republic of Argentina Global Bond, EMTN, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 11.11%, due 04/06/04 (a)	8,867,675
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08 (a)	69,380
USD	28,054,525	Republic of Argentina Global Bond, Series 2018, 12.25%, due 06/19/18 (a)	9,959,356
USD	8,000,000	Republic of Argentina Global Bond, Series BT04, 9.75%, due 09/19/27 (a)	2,800,000
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23 (a)	7,783,470
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,591,278
ARS	28,000,000	Republic of Argentina Global Bond, Step Up, 0.63%, due 12/31/38 (b)	2,997,076
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23 (a)	7,500,000
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	322,400
USD	7,211,000	Republic of Argentina, Series BGLO, 8.38%, due 12/20/03 (a)	2,379,630
USD	46,000,000	Republic of Argentina, Series F, 0.00%, due 10/15/04 (a)	11,270,000
EUR	295,000,000	Republic of Argentina, Step Up, 1.20%, due 12/31/38	149,694,247
		Total Argentina	292,829,282

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Aruba — 1.2%
		Foreign Government Obligations
USD	5,000,000	Government of Aruba, 6.19%, due 10/30/12	4,975,000
USD	3,500,000	Government of Aruba, 6.71%, due 10/15/13	3,465,000
USD	3,752,000	Government of Aruba, 6.80%, due 04/02/14	3,752,000
USD	22,500,000	Government of Aruba, Reg S, 6.40%, due 09/06/15	22,050,000
		Total Aruba	34,242,000
		Belize — 0.1%
		Foreign Government Obligations
USD	4,023,400	Government of Belize, Reg S, Step Up, 4.25%, due 02/20/29	3,037,667
		Bosnia & Herzegovina — 0.5%
		Foreign Government Obligations
DEM	23,729,360	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	13,800,608
		Brazil — 9.1%
		Foreign Government Obligations
USD	1,384,409	Brazil MYDFA Trust Certificates, Variable Rate, 6 mo. LIBOR + .81%, 6.14%, due 09/15/07	1,384,409
USD	10,941,667	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	10,941,667
USD	428,412	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	428,412
USD	14,000,000	Republic of Brazil, 8.75%, due 02/04/25 (d)	17,360,000
USD	64,000,000	Republic of Brazil, 8.25%, due 01/20/34 (d)	78,400,000
USD	22,000,000	Republic of Brazil, 7.13%, due 01/20/37 (d)	23,925,000
USD	99,550,000	Republic of Brazil, 11.00%, due 08/17/40 (d)	131,605,100
		Total Brazil	264,044,588
		China — 0.3%
		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	8,004,932

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Colombia — 0.5%
		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,172,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,902,000
		Total Colombia	14,074,000
		Costa Rica — 0.3%
		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,210,000
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,785,900
		Total Costa Rica	7,995,900
		Dominican Republic — 2.1%
		Asset-Backed Securities — 0.3%
USD	7,761,356	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	7,838,969
		Foreign Government Obligations — 1.8%
USD	1,642,629	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.25%, due 08/30/09	1,638,522
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.25%, due 08/30/24	42,450,608
USD	9,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,810,000
			53,899,130
		Total Dominican Republic	61,738,099
		Ecuador — 1.5%
		Foreign Government Obligations
USD	2,465,357	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 6.41%, due 02/27/15 (b)	1,366,219
USD	2,000,000	Republic of Ecuador, Reg S, 9.38%, due 12/15/15 (d)	1,840,000
USD	47,087,000	Republic of Ecuador, Variable Rate, Step Up, 10.00%, due 08/15/30 (d)	41,436,560
		Total Ecuador	44,642,779

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Egypt — 0.1%
		Corporate Debt
USD	1,866,063	Petroleum Export, 144A, 5.27%, due 06/15/11	1,819,411
		El Salvador — 1.4%
		Foreign Government Obligations
USD	37,000,000	Republic of El Salvador, Reg S, 7.65%, due 06/15/35	40,145,000
		Grenada — 0.1%
		Foreign Government Obligations
USD	6,000,000	Government of Grenada, Reg S, Step Up, 1.00%, due 09/15/25	3,240,000
		Guatemala — 0.3%
		Foreign Government Obligations
USD	6,750,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	7,560,000
		Indonesia — 1.5%
		Corporate Debt — 1.0%
USD	31,000,000	Majapahit Holding BV, 144A, 7.88%, due 06/29/37	29,450,000
		Foreign Government Obligations — 0.5%
USD	8,000,000	Republic of Indonesia, Reg S, 8.50%, due 10/12/35 (d)	8,980,000
USD	5,000,000	Republic of Indonesia, Reg S, 6.63%, due 02/17/37	4,600,000
			13,580,000
		Total Indonesia	43,030,000
		Iraq — 0.3%
		Foreign Government Obligations
USD	16,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	9,120,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Ivory Coast — 1.8%
		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 3.00%, due 03/31/28 (a)	3,231,922
FRF	85,905,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	6,065,670
USD	69,850,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/30/18 (a)	24,098,250
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 1.90%, due 03/30/18 (a)	18,138,723
		Total Ivory Coast	51,534,565
		Jamaica — 0.7%
		Corporate Debt — 0.4%
USD	12,000,000	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	12,570,000
		Foreign Government Obligations — 0.3%
USD	9,000,000	Government of Jamaica, 8.00%, due 03/15/39	8,595,000
		Total Jamaica	21,165,000
		Malaysia — 1.4%
		Corporate Debt — 1.1%
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	14,323,419
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/03/12	16,850,416
			31,173,835
		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	8,660,102
		Total Malaysia	39,833,937
		Mexico — 8.9%
		Corporate Debt — 3.9%
USD	20,000,000	Pemex Project Funding Master Trust, 144A, 8.63%, due 02/01/22	24,626,000
GBP	7,689,000	Pemex Project Funding Master Trust, EMTN, 7.50%, due 12/18/13	16,006,792
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	43,066,172
EUR	13,400,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	17,272,077
ITL	16,955,000,000	Petroleos Mexicanos, EMTN, Variable Rate, 12 mo. EUR LIBOR, 7.12%, due 03/04/08	12,107,508
			113,078,549

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 5.0%
USD	145,000	United Mexican States, 7.50%, due 01/14/12	158,630
USD	235,000	United Mexican States, 5.88%, due 01/15/14	240,170
USD	2,000,000	United Mexican States, 5.63%, due 01/15/17	2,000,527
USD	47,250,000	United Mexican States, 8.30%, due 08/15/31	60,895,800
USD	10,000,000	United Mexican States, Global Bond, 11.50%, due 05/15/26	16,213,000
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	63,499,173
			143,007,300
		Total Mexico	256,085,849
		Nicaragua — 0.2%
		Foreign Government Obligations
USD	8,186,630	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	7,131,046
		Pakistan — 0.6%
		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	17,900,000
		Peru — 4.3%
		Asset-Backed Securities — 0.2%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., 144A, 0.00%, due 05/31/25	4,576,110
		Foreign Government Obligations — 4.1%
USD	20,656,500	Peru FLIRB, Series 20 Yr., Variable Rate, Step Up, 6.41%, due 03/07/17	20,656,500
USD	25,000,000	Peru Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.00%, due 03/07/27	20,000,000
USD	4,628,698	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	3,612,236
USD	9,747,970	Peru Trust, Series 97-I-P, Class A3, 0.00%, due 12/31/15	6,295,044
USD	3,265,560	Racers, Series 1998 I-P, 0.00%, due 03/10/16	2,027,129
USD	5,000,000	Republic of Peru, 7.35%, due 07/21/25	5,500,000
USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.41%, due 03/07/27	39,977,190
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	20,435,793
			118,503,892
		Total Peru	123,080,002

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Philippines — 5.9%
		Corporate Debt — 1.9%
USD	6,000,000	National Power Corp., 9.88%, due 03/16/10	6,420,000
USD	31,600,000	National Power Corp., 9.63%, due 05/15/28	37,288,000
USD	8,500,000	National Power Corp., Global Bond, 8.40%, due 12/15/16	9,180,000
			52,888,000
		Foreign Government Obligations — 4.0%
USD	59,501,000	Central Bank of the Philippines, Series A, 8.60%, due 06/15/27	69,318,665
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	17,455,327
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	29,513,580
			116,287,572
		Total Philippines	169,175,572
		Poland — 0.6%
		Foreign Government Obligations
USD	10,000,000	Delphes Co. No. 2 Ltd., EMTN, Reg S, 7.75%, due 05/05/09	10,397,490
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,307,800
		Total Poland	16,705,290
		Russia — 13.6%
		Corporate Debt — 8.2%
EUR	40,000,000	Gaz Capital (Gazprom), EMTN, 4.56%, due 12/09/12	51,983,460
EUR	38,000,000	Gaz Capital (Gazprom), EMTN, Reg S, 5.88%, due 06/01/15	50,536,069
EUR	21,000,000	Gaz Capital (Gazprom), Reg S, 5.44%, due 11/02/17	26,676,261
USD	6,344,828	Gazprom International SA, Reg S, 7.20%, due 02/01/20	6,447,931
USD	2,000,000	Gazprom OAO, Reg S, 9.63%, due 03/01/13	2,287,000
USD	12,289,977	Gazstream SA, Reg S, 5.63%, due 07/22/13	12,009,274
USD	50,000,000	RSHB Capital SA, 144A, 6.30%, due 05/15/17	47,325,000
USD	14,000,000	RSHB Capital SA, Reg S, 7.18%, due 05/16/13	14,315,000
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	8,010,400
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	18,572,500
			238,162,895

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 5.4%
USD	139,292,886	Russia Federation, Reg S, Variable Rate, Step Up, 7.50%, due 03/31/30	154,615,103
		Total Russia	392,777,998
		Serbia — 0.5%
		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	13,768,744
		South Africa — 1.3%
		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	2,854,141
		Foreign Government Obligations — 1.2%
USD	8,000,000	Republic of South Africa, 5.88%, due 05/30/22	7,740,000
EUR	20,000,000	Republic of South Africa, EMTN, 4.50%, due 04/05/16	25,784,668
			33,524,668
		Total South Africa	36,378,809
		Thailand — 0.2%
		Corporate Debt
USD	5,000,000	PTT Public Co. Ltd., 5.75%, due 08/01/14	4,988,000
		Trinidad & Tobago — 0.5%
		Corporate Debt
USD	8,000,000	First Citizens St. Lucia, Reg S, 5.13%, due 02/14/11	7,922,240
USD	7,000,000	First Citizens St. Lucia, Reg S, 5.46%, due 02/01/12	7,006,090
		Total Trinidad & Tobago	14,928,330
		Tunisia — 0.1%
		Foreign Government Agency
JPY	360,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	3,342,258

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Turkey — 2.9%
		Foreign Government Obligations
USD	24,000,000	Republic of Turkey, 11.88%, due 01/15/30	36,540,000
USD	18,000,000	Republic of Turkey, 7.38%, due 02/05/25	18,405,000
USD	31,000,000	Republic of Turkey, 6.88%, due 03/17/36	29,062,500
		Total Turkey	84,007,500
		Ukraine — 3.5%
		Foreign Government Agency — 0.6%
USD	9,000,000	Credit Suisse First Boston, The EXIM of Ukraine, 6.80%, due 10/04/12	8,505,000
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, The EXIM of Ukraine, 7.75%, due 09/23/09	9,950,000
			18,455,000
		Foreign Government Obligations — 2.9%
CHF	100,000,000	Ukraine Government, 3.50%, due 09/15/18	82,719,828
		Total Ukraine	101,174,828
		United Kingdom — 0.0%
		Asset-Backed Securities
GBP	163,060	RMAC, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 6.29%, due 06/12/35	329,231
GBP	497,831	RMAC, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 6.24%, due 09/12/35	1,003,550
		Total United Kingdom	1,332,781
		United States — 2.1%
		Asset-Backed Securities — 0.7%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 6.09%, due 05/15/24	2,760,000
USD	333,566	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.85%, due 10/25/34	328,222
USD	1,611,204	CHYPS CBO, Series 97-1A, Class A2A, 144A, 6.72%, due 01/15/10	303,341
USD	2,304,871	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.95%, due 10/25/30	2,290,195

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		United States — continued
USD	1,701,231	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.97%, due 12/02/13	1,698,867
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.81%, due 12/20/09	10,035,000
USD	270,859	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.94%, due 12/25/33	265,856
USD	4,121,813	SHYPPCO Finance Co., Series 1I, Class A2B, 6.64%, due 06/15/10	3,998,158
			21,679,639
		U.S. Government — 1.4%
USD	39,977,290	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d) (e)	39,858,607
		Total United States	61,538,246
		Uruguay — 5.5%
		Foreign Government Obligations
USD	1,045,000	Republic of Uruguay, 8.38%, due 09/26/11	1,111,180
USD	350,000	Republic of Uruguay, 7.63%, due 01/20/12	360,500
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	2,881,159
USD	11,500,000	Republic of Uruguay, 8.00%, due 11/18/22	12,420,000
USD	83,651,571	Republic of Uruguay, 7.63%, due 03/21/36	87,750,498
USD	21,745,700	Republic of Uruguay, PIK, 7.88%, due 01/15/33	23,485,356
EUR	3,850,000	Republica Orient Uruguay, 7.00%, due 09/26/12	5,454,449
USD	400,000	Republica Orient Uruguay, 7.25%, due 05/04/14	400,440
EUR	10,000,000	Republica Orient Uruguay, 6.88%, due 01/19/16	14,167,400
JPY	1,483,200,000	Republica Orient Uruguay, Series 3BR, Step Up, 2.50%, due 03/14/11	12,072,856
		Total Uruguay	160,103,838
		Venezuela — 6.9%
		Foreign Government Obligations
EUR	32,000,000	Republic of Venezuela, 11.00%, due 03/05/08	44,027,920
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	12,381,218
EUR	12,000,000	Republic of Venezuela, 7.00%, due 03/16/15	14,875,770
USD	87,100,000	Republic of Venezuela, 7.65%, due 04/21/25	75,123,750
USD	26,000,000	Republic of Venezuela, 9.38%, due 01/13/34	25,805,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Venezuela — continued
USD	103,136	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due 12/18/07 (b)	99,679
USD	2,152,174	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due 12/18/08	2,152,174
USD	2,177,700	Republic of Venezuela Global Bond, Series DL, Variable Rate, 6 mo. LIBOR + .88%, 6.31%, due 12/18/07	2,171,167
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	21,342,971
		Total Venezuela	197,979,649
		Vietnam — 0.9%
		Foreign Government Obligations
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., Variable Rate, 6.13%, due 03/13/28	3,880,000
USD	19,750,000	Vietnam Par Bond, Series 30 Yr., Variable Rate, Step Up, 4.00%, due 03/12/28	16,590,000
USD	4,695,652	Vietnam PDI, Series 18 Yr., Variable Rate, Step Up, 6.13%, due 03/12/16	4,648,696
		Total Vietnam	25,118,696
		TOTAL DEBT OBLIGATIONS (COST $2,588,453,376)	2,649,375,204
		LOAN ASSIGNMENTS — 2.2%
		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement *	1,449,130
EUR	14,565,612	Republic of Congo Loan Agreement *	4,241,229
FRF	102,097,963	Republic of Congo Loan Agreement *	4,532,154
USD	8,496,466	Republic of Congo Loan Agreement *	1,816,120
EUR	6,987,247	Republic of Congo Loan Agreement *	2,034,553
		Total Congo Republic (Brazzaville)	14,073,186
		Indonesia — 1.0%
JPY	193,320,002	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88%, (1.31%), due 03/28/13	1,640,357
USD	4,112,621	Republic of Indonesia Loan Agreement, dated January 1, 1994, 3 mo. LIBOR + .88%, (6.25%), due 03/29/13	4,030,368
USD	3,790,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	3,582,306

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
USD	3,790,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	3,582,306
USD	5,054,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	4,776,408
USD	3,098,276	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.24%, due 12/01/19	2,881,397
USD	1,280,950	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.83%, due 12/01/19	1,191,283
USD	2,777,114	Republic of Indonesia Loan Agreement, dated September 29, 1994, Variable Rate, 6.31%, due 12/01/19	2,582,716
EUR	3,363,442	Republic of Indonesia, Indonesia Paris Club Debt, with rates varying from 3.50%-12.41%, due 06/01/21 *	3,573,842
		Total Indonesia	27,840,983
		Russia — 0.2%
USD	3,955,201	Russia Foreign Trade Obligations * (b)	5,373,383
DEM	45,916	Russia Foreign Trade Obligations * (b)	32,406
FIM	1,740,000	Russia Foreign Trade Obligations * (b)	426,790
GBP	14,162	Russia Foreign Trade Obligations * (b)	36,142
USD	265,723	Russia Foreign Trade Obligations * (b)	354,518
USD	80,572	Russia Foreign Trade Obligations * (b)	105,759
		Total Russia	6,328,998
		Vietnam — 0.5%
USD	16,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + .15%, (6.89%), due 06/26/15	15,920,000
		TOTAL LOAN ASSIGNMENTS (COST $51,501,636)	64,163,167
		LOAN PARTICIPATIONS — 4.8%
		Egypt — 0.1%
CHF	5,889,818	Paris Club Loan (Participation with Standard Chartered Bank), 0.00%, due 01/03/24 *	3,213,874

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — 1.8%
USD	466,560	Republic of Indonesia Loan Agreement (Participation with Citi/Solomon), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	440,899
USD	466,560	Republic of Indonesia Loan Agreement (Participation with Citi/Solomon), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	440,899
USD	622,080	Republic of Indonesia Loan Agreement (Participation with Citi/Solomon), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.25%), due 12/14/19	587,866
USD	24,920,834	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, (6.61%), due 02/12/13	23,020,620
JPY	1,142,910,801	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated March 28, 1994, 3 mo. LIBOR + 0.88%, (1.56%), due 03/29/13	9,673,137
USD	20,012,277	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated September 29, 1995, 3 mo. LIBOR + .88%, (6.23%), due 09/29/19	18,211,172
		Total Indonesia	52,374,593
		Iraq — 1.0%
JPY	4,926,803,587	Republic of Iraq Paris Club Loan (Participation with Deutsche Bank), due 01/01/28	25,856,890
JPY	643,772,123	Republic of Iraq Paris Club Loan, T Chatani (Participation with Deutsche Bank), due 01/01/28	3,313,100
		Total Iraq	29,169,990
		Poland — 0.4%
JPY	1,300,000,001	Poland Paris Club Debt (Participation with Deutsche Bank), 2.22%, due 03/31/09	11,381,035
		Russia — 0.6%
EUR	57,042,402	Russia Foreign Trade Obligations (GML International Limited) * (b)	17,796,128
		Vietnam — 0.9%
JPY	3,146,325,035	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), Variable Rate, 6 mo. JPY LIBOR + .71%, 1.31%, due 09/01/17	24,455,415
		TOTAL LOAN PARTICIPATIONS (COST $133,654,785)	138,391,035

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)
		PROMISSORY NOTES — 0.5%
		Dominican Republic — 0.1%
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2008	1,129,855
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 9/15/2009	906,058
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2010	621,926
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2011	569,623
		Total Dominican Republic	3,227,462
		Ghana — 0.2%
USD	5,312,500	Republic of Ghana Promissory Notes, 0.00%, due 8/9/2007 (f)	4,250,000
		Nigeria — 0.2%
USD	33,450,000	Central Bank of Nigeria Promissory Notes, Series RC, 5.09%, due 1/5/2010	6,021,000
		TOTAL PROMISSORY NOTES (COST $27,846,103)	13,498,462
		OPTIONS PURCHASED — 3.3%
		Currency Options — 2.7%
EUR	50,000,000	EUR Put/TRY Call, Expires 01/15/09, Strike 2.44	12,525,199
EUR	45,000,000	EUR Put/TRY Call, Expires 05/02/08, Strike 2.10	6,029,259
EUR	23,000,000	EUR Put/TRY Call, Expires 12/12/08, Strike 2.49	6,663,412
EUR	45,000,000	EUR Put/TRY Put, Expires 10/31/08, Strike 2.46	12,932,821
EUR	210,000,000	EUR Put/USD Call, Expires 01/22/08, Strike 1.39	6,949,885
TRY	44,000,000	TRY Call/CZK Put, Expires 04/23/08, Strike 13.32	3,144,943
USD	25,000,000	USD Call,/KRW Put, Expires 02/22/08, Strike 932.00	366,147
USD	70,000,000	USD Call/BRL Put, Expires 04/30/08, Strike 2.44	16,962,794
USD	50,000,000	USD Call/KRW Put, Expires 02/25/08, Strike 931.00	764,946
USD	45,000,000	USD Put/BRL Call, Expires 12/09/08, Strike 2.40	10,151,999
USD	25,000,000	USD Put/KRW Call, Expires 02/22/08, Strike 932.00	235,354
USD	50,000,000	USD Put/KRW Call, Expires 02/25/08, Strike 931.00	451,516
		Total Currency Options	77,178,275

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		Options on Bonds — 0.0%
USD	11,000,000	Republic of Indonesia 6.63% of 02/17/37 Put, Expires 09/10/07, Strike 95.25	255,124
USD	22,000,000	Republic of Turkey 11.88% of 01/15/30 Put, Expires 09/13/07, Strike 153.25	211,367
USD	10,000,000	State of Qatar 9.75% of 06/12/30 Call, Expires 11/08/07, Strike 147.00	85,010
USD	10,000,000	State of Qatar 9.75% of 06/12/30 Put, Expires 11/8/07, Strike 143.00	100,548
		Total Options on Bonds	652,049
		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Call Option, Expires 03/16/10, Strike 2.19%	473,543
TWD	1,849,200,000	TWD Interest Rate Floor Call Option, Expires 03/16/10, Strike 2.19%	174,897
		Total Options on Interest Rates	648,440
		Options on Interest Rate Swaps — 0.6%
KRW	72,000,000,000	KRW Swaption Call, Expires 02/24/09, Strike 6.05%	2,232,000
KRW	50,000,000,000	KRW Swaption Call, Expires 03/21/11, Strike 5.64%	882,500
KRW	72,000,000,000	KRW Swaption Call, Expires 04/08/09, Strike 6.20%	2,603,520
KRW	90,000,000,000	KRW Swaption Call, Expires 04/27/09, Strike 5.42%	1,339,200
KRW	72,000,000,000	KRW Swaption Put, Expires 02/24/09, Strike 6.05%	221,760
KRW	50,000,000,000	KRW Swaption Put, Expires 03/21/11, Strike 5.64%	668,000
KRW	72,000,000,000	KRW Swaption Put, Expires 04/08/09, Strike 6.20%	174,960
KRW	90,000,000,000	KRW Swaption Put, Expires 04/27/09, Strike 5.42%	1,404,000
USD	210,000,000	USD Swaption Call, Expires 10/19/07, Strike 5.72%	8,201,294
USD	210,000,000	USD Swaption Put, Expires 10/19/07, Strike 5.72%	137,361
		Total Options on Interest Rate Swaps	17,864,595
		TOTAL OPTIONS PURCHASED (COST $55,392,449)	96,343,359
		MUTUAL FUNDS — 6.9%
		United States — 6.9%
		Affiliated Issuers
	5,714,741	GMO Short-Duration Collateral Fund	147,554,621
	21,409	GMO Special Purpose Holding Fund (b) (g)	30,829
	1,933,999	GMO World Opportunity Overlay Fund	50,980,209
		Total United States	198,565,659
		TOTAL MUTUAL FUNDS (COST $195,550,469)	198,565,659

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	RIGHTS AND WARRANTS — 0.9%
	Mexico — 0.1%
2,942,000	United Mexican States Value Recovery Rights, Series F, Expires 06/30/08 **	80,905
85,582	United Mexican States Warrants, Expires 09/24/07 **	2,909,788
	Total Mexico	2,990,693
	Nigeria — 0.2%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	6,375,000
	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 **	—
	Venezuela — 0.6%
164,215	Republic of Venezuela Bond Warrants, Expires 04/18/20 **	6,075,955
262,360	Republic of Venezuela Recovery Warrants, Expires 04/15/20 **	9,707,320
	Total Venezuela	15,783,275
	TOTAL RIGHTS AND WARRANTS (COST $5,220,502)	25,148,968
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
22,056,462	Merrimac Cash Series-Premium Class	22,056,462
	TOTAL SHORT-TERM INVESTMENTS (COST $22,056,462)	22,056,462
	TOTAL INVESTMENTS — 111.2% (Cost $3,079,675,782)	3,207,542,316
	Other Assets and Liabilities (net) — (11.2%)	(323,126,823)
	TOTAL NET ASSETS — 100.0%	$2,884,415,493

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/25/07	EUR	105,000,000	$143,173,688	$(2,022,937)
9/04/07	GBP	40,000,000	80,650,000	222,000
			$223,823,688	$(1,800,937)
Sales
9/11/07	CHF	103,000,000	$85,257,045	$(1,517,208)
9/25/07	EUR	189,200,000	257,985,350	3,098,986
9/04/07	GBP	40,000,000	80,650,000	(1,949,480)
11/06/07	GBP	40,000,000	80,551,131	(231,131)
11/01/07	HKD	190,000,000	24,395,431	302,346
10/02/07	JPY	13,000,000,000	112,718,317	(5,262,540)
			$641,557,274	$(5,559,027)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	19,227,354	Deutsche Bank, 5.15%, dated 04/12/07, to be repurchased on demand at face value plus accrued interest.	$(19,606,934)
USD	31,787,917	Deutsche Bank, 5.10%, dated 04/24/07, to be repurchased on demand at face value plus accrued interest.	(32,364,338)
USD	2,035,280	Lehman Brothers, 5.35%, dated 05/01/07, to be repurchased on demand at face value plus accrued interest.	(2,071,878)
USD	26,257,083	Deutsche Bank, 5.25%, dated 05/11/07, to be repurchased on demand at face value plus accrued interest.	(26,674,462)
USD	48,431,250	Deutsche Bank, 5.10%, dated 05/15/07, to be repurchased on demand at face value plus accrued interest.	(49,165,387)
USD	27,681,990	Lehman Brothers, 5.25%, dated 05/21/07, to be repurchased on demand at face value plus accrued interest.	(28,089,723)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Reverse Repurchase Agreements — continued

Face Value		Description	Market Value
USD	55,948,457	Lehman Brothers, 5.25%, dated 05/23/07, to be repurchased on demand at face value plus accrued interest.	$(56,756,213)
USD	16,866,460	Lehman Brothers, 5.25%, dated 06/05/07, to be repurchased on demand at face value plus accrued interest.	(17,080,453)
USD	18,869,625	Deutsche Bank, 5.25%, dated 06/07/07, to be repurchased on demand at face value plus accrued interest.	(19,095,274)
USD	19,326,389	Deutsche Bank, 5.15%, dated 06/15/07, to be repurchased on demand at face value plus accrued interest.	(19,530,980)
USD	40,195,413	Chase Manhattan Bank, 5.28%, dated 07/10/07, to be repurchased on demand at face value plus accrued interest.	(40,496,075)
USD	67,125,188	Chase Manhattan Bank, 5.25%, dated 07/26/07, to be repurchased on demand at face value plus accrued interest.	(67,448,227)
USD	36,806,400	Lehman Brothers, 0.25%, dated 08/29/07, to be repurchased on demand at face value plus accrued interest.	(36,806,656)
			$(415,186,600)

Average balance outstanding	$(340,894,541)
Average interest rate	2.59%
Maximum balance outstanding	$(475,156,622)
Average shares outstanding	269,322,442
Average balance per share outstanding	$(1.27)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2007 is as follows:

Currency Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
$45,000,000	USD	12/09/2008	BRL Call/USD
			Put Currency Option, Strike 2.14	$(590,625)	$(5,021,988)
70,000,000	USD	04/30/2008	BRL Call/USD Put Currency Option, Strike 2.07	(1,470,000)	(5,388,630)
				$(2,060,625)	$(10,410,618)

Index Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
$50,000,000	USD	09/10/2007	Reference Security within CDX
			Index, Strike 97.50	$(700,000)	$(584,474)
35,000,000	USD	10/01/2007	Reference Security within CDX Index, Strike 98.15	(350,000)	(350,000)
50,000,000	USD	09/13/2007	Reference Security within CDX Index, Strike 97.60	(400,000)	(420,892)
				$(1,450,000)	$(1,355,366)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
15,000,000	USD	9/27/2007	JP Morgan	(Pay)	0.33%	HSBC Bank Plc
			Chase Bank				$(11,238)
10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	0.70%	Banco Bilbao Vizcaya Argentaria SA	(16,481)
8,000,000	USD	10/19/2007	Deutsche Bank AG	(Pay)	15.00%	Republic of Venezuela	(577,861)
5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.54%	Banco Bilbao Vizcaya Argentaria SA	(5,929)
5,000,000	USD	10/23/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilbao Vizcaya Argentaria SA	(5,226)
5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilbao Vizcaya Argentaria SA	(4,600)
10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA Spain	(28,209)
15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA Spain	(38,970)
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(275,553)
15,000,000	USD	2/20/2008	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Ecuador	437,816
6,500,000	USD	3/20/2008	JP Morgan Chase Bank	(Pay)	0.44%	Petroleos Mexicanos	(18,613)
100,000,000	USD	4/20/2008	JP Morgan Chase Bank	(Pay)	0.32%	United Mexican States	(186,461)
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(626,827)
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	402,677
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	252,661
10,000,000	USD	9/20/2008	Morgan Stanley	Receive	5.15%	Republic of Colombia	705,495
18,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	1.50%	Credit of Uttam Galva Steels Limited	83,267

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
500,000,000	RUB	11/20/2008	JP Morgan	Receive	0.75%	Red Square CDO
			Chase Bank				$27,008
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	561,256
14,000,000	USD	12/20/2008 Bank AG	Deutsche	(Pay)	0.79%	Korean Deposit Insurance Corporation	(134,602)
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	245,698
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	592,839
20,000,000	USD	4/20/2009	JP Morgan Chase Bank	(Pay)	0.43%	Republic of Brazil	7,686
9,531,789	USD	6/6/2009	Deutsche Bank AG	Receive	1.85%	Deutsche Bank Loan to Ukrnafta	54,108
815,999,515	THB	6/30/2009	Deutsche Bank AG	Receive	2.50%	Deutsche Bank Loan to CAT Telecom Public Company Limited	227,341
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	484,208
100,000,000	CHF	9/20/2009	Morgan Stanley	(Pay)	0.78%	Government of Ukraine	423,936
849,572,575	RUB	11/5/2009	Deutsche Bank AG	Receive	1.45%	Russia Post Office	(127,176)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	(139,062)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(134,299)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	211,821
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	559,971
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	2,761,159
18,000,000	USD	3/20/2010	Morgan Stanley	Receive	0.75%	United Mexican States	211,607

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
3,000,000	USD	3/29/2010	JP Morgan	Receive	4.70%	Arab Republic
			Chase Bank			of Egypt	$363,787
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(2,932,500)
36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(1,242,000)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(150,824)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(109,076)
150,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	1.47%	Republic of Brazil	(3,449,301)
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(22,187)
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(18,091)
140,000,000	USD	7/20/2010	UBS AG	(Pay)	0.89%	Republic of Turkey	1,346,139
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	413,565
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	635,898
3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	33,846
35,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.70%	Republic of Philippines	514,402
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	493,963
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	70,731
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	Republic of Argentina	56,672
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	455,011

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
7,000,000	USD	2/7/2011	Deutsche	Receive	4.95%	Government
			Bank AG			of Ukraine	$698,606
5,000,000	USD	2/20/2011	Morgan Stanley	(Pay)	2.80%	Republic of Argentina	195,754
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	27,100
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	Republic of Iraq	571,556
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	Republic of Iraq	504,845
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	532,050
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	Islamic Republic of Pakistan	685,674
34,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.35%	Reference security within CDX index	(40,800)
11,000,000	USD	6/20/2011	JP Morgan Chase Bank	(Pay)	1.35%	Reference security within CDX Index	(13,200)
5,000,000	USD	6/20/2011	Lehman Brothers	Receive	1.35%	Reference security within CDX index	6,000
20,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(24,000)
10,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(12,000)
11,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX Index	(13,200)
150,000,000	USD	6/20/2011	Deutsche Bank AG	Receive	1.86%	Republic of Brazil	5,699,830
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	1,008,209
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	490,779
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	757,324
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	United Mexican States	(42,283)
620,000,000	MXN	8/20/2011	Deutsche Bank AG	Receive	0.40%	United Mexican States	34,316

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
3,000,000	USD	8/25/2011	Deutsche	Receive	3.60%	Deutsche Bank
			Bank AG			Loan to Ukrtelekom	$23,085
7,000,000	USD	10/20/2011	JP Morgan Chase Bank	(Pay)	2.75%	Republic of Argentina	328,532
13,500,000	USD	10/20/2011	Lehman Brothers	(Pay)	5.02%	Republic of Ecuador	936,681
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	566,719
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	100,073
8,000,000	USD	11/20/2011	JP Morgan Chase Bank	(Pay)	2.16%	Republic of Argentina	586,641
5,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	0.66%	Petroleos Mexicanos	(6,722)
65,000,000	USD	12/20/2011	JP Morgan Chase Bank	(Pay)	1.40%	Reference security within CDX index	273,000
9,270,880	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	97,085
19,000,000	EUR	1/20/2012	Duetsche Bank AG	(Pay)	0.42%	Republic of Kazakhstan	360,771
8,600,000,000	KZT	1/20/2012	Deutsche Bank AG	Receive	0.32%	Republic of Kazakhstan	(662,143)
25,000,000	USD	2/20/2012	JP Morgan Chase Bank	(Pay)	0.96%	Republic of Brazil	(3,144)
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	16,100
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	4,277
10,000,000	USD	6/20/2012	Morgan Stanley	Receive	2.10%	Republic of Panama	415,841
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	629,514
5,000,000	USD	8/20/2012	Bear Stearns	Receive	3.50%	Republic of Jamaica	(127,769)
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	9,161

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
10,000,000	USD	10/4/2012	JP Morgan	Receive	2.95%	Republic of Chile
			Chase Bank				$1,347,282
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	581,165
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	2,676,217
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	2,898,994
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	1,987,995
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	3,183,113
15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	1,742,075
9,529,292	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	(142,489)
12,927,437	EUR	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	VTB Leasing	(193,301)
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	15,127,717
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	12,535,307
14,025,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(14,182,366)
8,415,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(11,458,185)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	985,703
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	836,980
10,000,000	USD	1/20/2014	Citigroup	Receive	4.94%	Republic of Colombia	1,817,986
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	623,878
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	995,372

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	$1,154,645
20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	1,142,814
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,474,040
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,169,745
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,570,978
5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	413,266
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	867,723
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	867,723
10,000,000	USD	5/20/2014	UBS AG	Receive	2.10%	United Mexican States	867,723
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	2,187,880
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	857,250
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	886,540
10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	788,266
35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	2,779,334
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	118,339
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	29,721,871
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	(27,951,020)
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	(3,186,635)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	3,469,145

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
10,000,000	USD	4/20/2015	JP Morgan	Receive	4.65%	Republic of Colombia
			Chase Bank				$1,947,235
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	1,325,729
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	Republic of Colombia	876,154
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	Republic of Colombia	(406,423)
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	Republic of Colombia	270,706
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	Republic of Colombia	(399,401)
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	Republic of Colombia	399,225
22,000,000	USD	8/20/2016	JP Morgan	Receive	1.99%	Republic of Brazil Chase Bank	914,584
40,000,000	USD	8/20/2016	Lehman Brothers	Receive	1.98%	Republic of Brazil	1,649,189
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	Republic of Colombia	(495,080)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	Republic of Colombia	526,928
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	United Mexican States	(204,008)
620,000,000	MXN	8/20/2016	Deutsche	Receive	0.61%	United Mexican States Bank AG	230,919
87,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	Bolivarian Republic of Venezuela	(13,253,021)
350,000,000	USD	2/20/2017	Deutsche Bank AG	(Pay)	7.66%	Bolivarian Republic of Venezuela	5,550,121
50,000,000	USD	3/20/2017	Lehman Brothers	Receive	1.41%	Republic of Brazil	333,990
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	Republic of Peru	66,514
32,000,000	USD	5/20/2017	Deutsche Bank AG	Receive	0.79%	Republic of Peru	(189,740)
70,000,000	USD	7/20/2017	Lehman Brothers	Receive	3.15%	Bolivarian Republic of Venezuela	(7,754,360)
4,500,000	USD	7/20/2017	Bear Stearns	Receive	3.30%	Republic of Jamaica	(245,867)
15,000,000	USD	7/20/2017	Lehman Brothers	Receive	1.04%	Republic of Panama	(617,849)
70,000,000	USD	7/20/2017	Lehman Brothers	Receive	2.20%	Republic of Turkey	(2,613,498)
35,000,000	USD	7/20/2017	Lehman Brothers	Receive	2.26%	Republic of Turkey	(1,169,664)
35,000,000	USD	7/20/2017	UBS AG	Receive	2.26%	Republic of Turkey	(1,169,664)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Market Value
8,000,000	USD	8/20/2017	JP Morgan	Receive	2.20%	Republic of Colombia
			Chase Bank				$209,219
17,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.74%	Republic of Philippines	(874,146)
30,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.77%	Republic of Philippines	(1,494,611)
10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	2,800,344
20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	2,034,748
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	(3,512,184)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(2,464,614)
					Premiums to (Pay) Receive	$1,615,016	$40,828,289

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
2,700,000,000	MXN	7/29/2008	JP Morgan	(Pay)	7.92%	28-Day TIIE
			Chase Bank				$(152,595)
1,303,557	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	(28,825)
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	(Pay)	5.11%	6 month LIBOR	(24,762)
20,000,000	USD	1/4/2010	JP Morgan Chase Bank	Receive	5.62%	Floating USD rate	(423,781)
90,000,000,000	KRW	5/29/2010	Merrill Lynch	(Pay)	4.79%	3 month KRW LIBOR	1,108,359
900,000,000	TWD	5/23/2011	JP Morgan Chase Bank	(Pay)	2.49%	90 Day TWD-BA-TELERATE	(49,666)
2,500,000,000	TWD	6/12/2011	JP Morgan Chase Bank	(Pay)	2.35%	90 Day TWD-BA-TELERATE	252,178
3,000,000,000	TWD	7/5/2011	JP Morgan Chase Bank	(Pay)	2.32%	90 Day TWD-BA-TELERATE	448,058
2,500,000,000	TWD	8/1/2011	JP Morgan Chase Bank	(Pay)	2.29%	90 Day TWD-BA-TELERATE	463,257

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
4,500,000,000	TWD	9/26/2011	JP Morgan Chase Bank	(Pay)	2.09%	90 Day TWD-BA-TELERATE	$2,030,138
3,098,310	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(170,076)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	518,804
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	874,502
20,000,000	USD	10/3/2015	JP Morgan Chase Bank	Receive	4.64%	3 month LIBOR	(789,263)
100,000,000	USD	4/25/2016	Deutsche Bank AG	Receive	5.56%	3 month USD LIBOR	2,716,627
1,400,000,000	TWD	11/24/2016	JP Morgan Chase Bank	(Pay)	2.15%	90 Day TWD-BA-TELERATE	1,709,508
87,500,000	USD	2/14/2017	Deutsche Bank AG	Receive	5.31%	3 month LIBOR	713,495
135,000,000	USD	7/26/2017	JP Morgan Chase Bank	(Pay)	5.30%	3 month LIBOR	(911,890)
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	(163,895)
70,000,000	EUR	9/4/2026	JP Morgan Chase Bank	(Pay)	4.28%	6 month EUR LIBOR	6,151,449
100,000,000	USD	7/20/2027	JP Morgan Chase Bank	Receive	5.87%	3 month LIBOR	5,212,382
					Premiums to (Pay) Receive	$(2,793,657)	$19,484,004

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
223,800,000	RUB	12/5/2007	JP Morgan	3 month	Return on
			Chase Bank	LIBOR + 0.25%	Russian Railways	$780,443
50,000,000	USD	1/7/2008	JP Morgan Chase Bank	3 month LIBOR - 0.50%	EMBI + Total Return	(207,091)
45,335,905	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 1.24%	3 month LIBOR	6,343,659
45,797,706	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garatizados	(5,284,435)
300,000,000	RUB	3/26/2017	Morgan Stanley	3 month LIBOR + 0.25%	Return on Sukhol	(76,314)
				Premiums to (Pay) Receive	$—	$1,556,262

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BPI - Indemnification payment bonds

CBO - Collateralized Bond Obligation

CDO - Collateralized Debt Obligation

DCB - Debt Conversion Bond

EMBI - Emerging Markets Bond Index

EMTN - Euromarket Medium Term Note

FLIRB - Front Loaded Interest Reduction Bond

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MYDFA - Multi-Year Deposit Facility Agreement

PDI - Past Due Interest

PIK - Payment In Kind

RMAC - Residential Mortgage Acceptance Corp.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

TIIE - Interbank Equilibrium Interest Rate

Variable, step up and step down rates - The rates shown on variable, step up and step down rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security, including varying reset dates.

VRRB - Variable Rate Reduction Bond

*  Non-performing. Borrower not currently paying interest.

* *  Non-income producing security.

(a)  Security is in default.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(d)  All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).

(e)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(f)  Past due maturity payment.

(g)  Bankrupt issuer.

Currency Abbreviations:

ARS - Argentine Peso BRL - Brazilian Real CHF - Swiss Franc COP - Colombia Pesos CZK - Czech Koruna DEM - German Mark EUR - Euro FIM - Finnish Markka	FRF - French Franc GBP - British Pound HKD - Hong Kong Dollar ITL - Italian Lira JPY - Japanese Yen KRW - South Korean Won KZT - Kazakhstan Tenge MXN - Mexican Peso	MYR - Malaysian Ringgit RUB - Russian Ruble THB - Thai Baht TRY - Turkish Lira TWD - Taiwan Dollar USD - United States Dollar ZAR - South African Rand

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,884,125,313) (Note 2)	$3,008,976,657
Investments in affiliated issuers, at value (cost $195,550,469) (Notes 2 and 8)	198,565,659
Cash	476,046
Foreign currency, at value (cost $1,004,661) (Note 2)	936,123
Receivable for Fund shares sold	1,035,000
Interest receivable	48,226,799
Unrealized appreciation on open forward currency contracts (Note 2)	3,623,332
Receivable for open swap contracts (Note 2)	175,329,621
Receivable for option premiums	363,750
Total assets	3,437,532,987
Liabilities:
Written options outstanding, at value (premiums $3,510,625) (Note 2)	11,765,984
Payable to affiliate for (Note 3):
Management fee	851,131
Shareholder service fee	278,731
Trustees and Chief Compliance Officer of GMO Trust fees	5,659
Unrealized depreciation on open forward currency contracts (Note 2)	10,983,296
Payable for open swap contracts (Note 2)	113,461,066
Payable for reverse repurchase agreements (Note 2)	415,186,600
Accrued expenses	585,027
Total liabilities	553,117,494
Net assets	$2,884,415,493

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,652,803,165
Accumulated undistributed net investment income	22,381,036
Accumulated net realized gain	39,564,067
Net unrealized appreciation	169,667,225
$2,884,415,493
Net assets attributable to:
Class III shares	$844,050,234
Class IV shares	$2,040,365,259
Shares outstanding:
Class III	81,137,807
Class IV	196,105,999
Net asset value per share:
Class III	$10.40
Class IV	$10.40

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Interest	$98,771,488
Dividends from affiliated issuers (Note 8)	1,090,852
Total investment income	99,862,340
Expenses:
Management fee (Note 3)	5,133,783
Shareholder service fee – Class III (Note 3)	673,865
Shareholder service fee – Class IV (Note 3)	1,017,552
Custodian, fund accounting agent and transfer agent fees	874,552
Audit and tax fees	62,560
Legal fees	60,996
Trustees fees and related expenses (Note 3)	16,653
Registration fees	8,464
Interest expense (Note 2)	8,836,269
Miscellaneous	18,768
Total expenses	16,703,462
Net investment income (loss)	83,158,878
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	13,126,231
Investments in affiliated issuers	153,846
Realized gains distributions from affiliated issuers (Note 8)	131,142
Closed futures contracts	(21,730)
Closed swap contracts	32,822,956
Written options	675,000
Foreign currency, forward contracts and foreign currency related transactions	(4,706,779)
Net realized gain (loss)	42,180,666
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(66,568,869)
Investments in affiliated issuers	1,382,208
Open futures contracts	54,821
Open swap contracts	(18,934,306)
Written options	(8,433,677)
Foreign currency, forward contracts and foreign currency related transactions	(3,611,287)
Net unrealized gain (loss)	(96,111,110)
Net realized and unrealized gain (loss)	(53,930,444)
Net increase (decrease) in net assets resulting from operations	$29,228,434

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$83,158,878	$217,900,287
Net realized gain (loss)	42,180,666	218,285,881
Change in net unrealized appreciation (depreciation)	(96,111,110)	(153,138,794)
Net increase (decrease) in net assets from operations	29,228,434	283,047,374
Distributions to shareholders from:
Net investment income
Class III	(12,271,889)	(66,047,926)
Class IV	(27,400,621)	(157,264,308)
Total distributions from net investment income	(39,672,510)	(223,312,234)
Net realized gains
Class III	(24,353,837)	(57,834,451)
Class IV	(54,085,964)	(130,680,560)
Total distributions from net realized gains	(78,439,801)	(188,515,011)
	(118,112,311)	(411,827,245)
Net share transactions (Note 7):
Class III	(4,732,794)	(106,571,551)
Class IV	104,900,458	286,023,978
Increase (decrease) in net assets resulting from net share transactions	100,167,664	179,452,427
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	224,875	1,172,520
Class IV	78,385	215,318
Increase in net assets resulting from purchase premiums and redemption fees	303,260	1,387,838
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	100,470,924	180,840,265
Total increase (decrease) in net assets	11,587,047	52,060,394
Net assets:
Beginning of period	2,872,828,446	2,820,768,052
End of period (including accumulated undistributed net investment income of $22,381,036 and distributions in excess of net investment income of $21,105,332, respectively)	$2,884,415,493	$2,872,828,446

See accompanying notes to the financial statements.

GMO Emerging Countries Debt Fund

(A Series of GMO Trust)

Statement of Cash Flows For the Six Months Ended August 31, 2007 (Unaudited)

Cash flows from operating activities:
Net investment income	$83,158,878
Net accretion of investments	(12,257,715)
70,901,163
Investments purchased	(976,019,858)
Investments sold	676,564,366
Short term investments, net	20,033,299
Other gains:
Swaps	29,805,399
Futures	33,091
Written options	2,125,000
Foreign currency and forward contracts	(4,164)
(247,462,867)
Realized gain distributions from affiliated issuers	131,142
Changes in assets and liabilities:
(Increase) decrease in interest receivable	(1,525,809)
(Increase) decrease in receivable for closed swap contracts	331,634
(Increase) decrease in option premiums	(292,950)
Increase (decrease) in payable due to custodian	(343,032)
Increase (decrease) in payable to affiliate for:
Management fee	84,510
Trustees and Chief Compliance Officer of GMO Trust fees	(2,669)
Shareholder service fee	26,282
Increase (decrease) in accrued expenses	35,297
Net cash provided (used in) operating activities	(178,117,299)
Cash flows from financing activities*
Proceeds from shares sold	186,583,870
Shares repurchased	(204,640,093)
Cash distributions paid	(997,029)
Purchase premiums and redemption fees	303,260
Increase (decrease) in payable for reverse repurchase agreements	197,491,678
Net cash provided (used in) financing activities	178,741,686
Net increase in cash	624,387
Cash and cash equivalents, beginning of period	787,782
Cash and cash equivalents, end of period	$1,412,169
*Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$117,115,282

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.73		$11.30	$11.09	$10.51	$9.51	$9.30
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.86	0.88	0.89	1.01	0.90
Net realized and unrealized gain (loss)	(0.20)		0.30	1.14	1.16	1.81	0.49
Total from investment operations	0.11		1.16	2.02	2.05	2.82	1.39
Less distributions to shareholders:
From net investment income	(0.15)		(0.94)	(1.26)	(1.18)	(1.06)	(0.99)
From net realized gains	(0.29)		(0.79)	(0.55)	(0.29)	(0.76)	(0.19)
Total distributions	(0.44)		(1.73)	(1.81)	(1.47)	(1.82)	(1.18)
Net asset value, end of period	$10.40		$10.73	$11.30	$11.09	$10.51	$9.51
Total Return(a)	0.97	%**	10.98%	19.50%	20.58%	30.46%	15.94	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$844,050		$876,598	$1,020,976	$1,088,609	$925,517	$822,080
Net operating expenses to average daily net assets(c)	0.57	%*	0.57%	0.57%	0.57%	0.57%	0.57%
Interest expense to average daily net assets(d)	0.60	%*	0.48%	0.22%	0.08%	0.08%	0.08%
Total net expenses to average daily net assets	1.17	%*	1.05%	0.79%	0.65%	0.65%	0.65%
Net investment income to average daily net assets	5.62	%*	7.91%	7.75%	8.22%	9.44%	9.78%
Portfolio turnover rate	23	%**	83%	144%	121%	119%	121%
Fees and expenses reimbursed by the Manager to average daily net assets:(e)	—		—	—	—	—	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01	$0.01	$0.01	$0.03	$0.01

(a)  Calculation excludes purchase premiums and redemption fees which are borne by shareholders and assumes the effect of reinvested distributions.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Effective June 30, 2002, the advisor ceased reimbursing any Fund fees or expenses (See Note 3).

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.73		$11.30	$11.09	$10.51	$9.52	$9.29
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.87	0.88	0.90	1.06	0.91
Net realized and unrealized gain (loss)	(0.20)		0.29	1.15	1.16	1.75	0.50
Total from investment operations	0.11		1.16	2.03	2.06	2.81	1.41
Less distributions to shareholders:
From net investment income	(0.15)		(0.94)	(1.27)	(1.19)	(1.06)	(0.99)
From net realized gains	(0.29)		(0.79)	(0.55)	(0.29)	(0.76)	(0.19)
Total distributions	(0.44)		(1.73)	(1.82)	(1.48)	(1.82)	(1.18)
Net asset value, end of period	$10.40		$10.73	$11.30	$11.09	$10.51	$9.52
Total Return(a)	0.98	%**	11.06%	19.57%	20.64%	30.38%	16.25	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,040,365		$1,996,230	$1,799,792	$1,550,402	$1,238,209	$616,174
Net operating expenses to average daily net assets(c)	0.52	%*	0.52%	0.52%	0.52%	0.52%	0.52%
Interest expense to average daily net assets(d)	0.60	%*	0.48%	0.22%	0.08%	0.08%	0.08%
Total net expenses to average daily net assets	1.12	%*	1.00%	0.74%	0.60%	0.60%	0.60%
Net investment income to average daily net assets	5.69	%*	7.97%	7.75%	8.29%	9.95%	9.89%
Portfolio turnover rate	23	%**	83%	144%	121%	119%	121%
Fees and expenses reimbursed by the Manager to average daily net assets:(e)	—		—	—	—	—	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01	$0.00 (f)	$0.01	$0.04	$0.01

(a)  Calculation excludes purchase premiums and redemption fees which are borne by shareholders and assumes the effect of reinvested distributions.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through invesment in the underlying funds (See Note 3).

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses.
Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Effective June 30, 2002, the advisor ceased reimbursing any Fund fees or expenses (See Note 3).

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the JPMorgan Emerging Markets Bond Index Global. The Fund invests primarily in sovereign debt of emerging countries. In addition, the Fund may invest a portion of its assets in debt investments issued by companies tied economically to emerging countries and other fixed income securities, including asset-backed securities issued by foreign governments and foreign and domestic private issuers. A substantial portion of the Fund's holdings are typically below investment grade. Generally, at least 75% of the Fund's assets are denominated in, or hedged into, U.S. dollars.

Throughout the period ended August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund and GMO World Opportunity Overlay Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $131,142 in conjunction with a settlement agreement related to the default of those asset-backed securities

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

For the period ended August 31, 2007, the Fund's investment activity in written options contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$—	$—	$115,000,000	$(2,060,625)
Options written	—	—	—	—
Options exercised	—	—	—	—
Options expired	—	—	(240,000,000)	675,000
Options sold	—	—	375,000,000	(2,125,000)
Outstanding, end of period	$—	$—	$250,000,000	$(3,510,625)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Loan agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of August 31, 2007, the Fund had entered into reverse repurchase agreements amounting to $415,186,600 plus accrued interest, collateralized by securities with a market value of $418,173,046. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. There were no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,099,154,978	$259,255,143	$(150,867,805)	$108,387,338

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases of Fund shares was 0.50% of the amount invested. In the case of cash redemptions, the fee is currently 0.25% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $176,271 and $550,262 in purchase premiums and $126,989 and $837,576 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are typically less liquid than those of developed markets.

The Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia, Mexico and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to debt associated with those countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries; however the Fund as of August 31, 2007, has sold more of such default protection than it has purchased. In addition, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Other matters

In July 2005, the Fund entered into litigation against the Government of Argentina ("Argentina") related to Argentina's failure to make payments on certain sovereign debt. The applicable defaulted sovereign debt, which continues to be valued according to the Fund's valuation policy, represented 1.93% of the net assets of the Fund as of August 31, 2007. The outcome of this litigation cannot be predicted. Costs associated with this action will be borne by the Fund.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
< 0.001%	0.000%	0.003%	0.003%

The Fund's portion of the fees paid by the Trust to the independent Trustees and Chief Compliance Officer ("CCO") during the period ended August 31, 2007 was $12,513 and $8,832, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $909,426,273 and $713,021,839, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 43.32% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, 0.26% of the Fund's shares were held by twenty-one related parties comprised of certain GMO employee accounts, and 16.69% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007		Year Ended (Unaudited)	February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	10,582,216	$114,694,476	21,552,542	$234,728,807
Shares issued to shareholders in reinvestment of distributions	3,387,288	36,006,874	11,326,112	119,220,771
Shares repurchased	(14,542,300)	(155,434,144)	(41,491,222)	(460,521,129)
Purchase premiums and redemption fees	—	224,875	—	1,172,520
Net increase (decrease)	(572,796)	$(4,507,919)	(8,612,568)	$(105,399,031)
	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	6,945,413	$72,924,210	9,748,445	$108,322,206
Shares issued to shareholders in reinvestment of distributions	7,630,142	81,108,408	27,144,668	285,672,482
Shares repurchased	(4,552,996)	(49,132,160)	(10,016,728)	(107,970,710)
Purchase premiums and redemption fees	—	78,385	—	215,318
Net increase (decrease)	10,022,559	$104,978,843	26,876,385	$286,239,296

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$141,294,024	$5,390,852	$—	$1,090,852	$—	$147,554,621
GMO Special Purpose Holding Fund	30,187	—	—	—	131,142	30,829
GMO World Opportunity Overlay Fund	52,014,542	2,300,000	4,000,000	—	—	50,980,209
Totals	$193,338,753	$7,690,852	$4,000,000	$1,090,852	$131,142	$198,565,659

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, and the reputation of the Fund's other service providers.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.17%	$1,000.00	$1,009.70	$5.91
2) Hypothetical	1.17%	$1,000.00	$1,019.25	$5.94
Class IV
1) Actual	1.12%	$1,000.00	$1,009.80	$5.66
2) Hypothetical	1.12%	$1,000.00	$1,019.51	$5.69

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	87.8%
Short-Term Investments	5.5
Debt Obligations	4.9
Cash and Cash Equivalents	2.3
Preferred Stocks	1.5
Private Equity Securities	0.1
Investment Funds	0.0
Options Purchased	0.0
Loan Participations	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Promissory Notes	0.0
Written Options	(0.0)
Reverse Repurchase Agreements	(0.1)
Forward Currency Contracts	(0.1)
Futures	(1.0)
Swaps	(1.2)
Other	0.3
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Country / Region Summary**	% of Investments
United States	59.5%
Euro Region	10.7
United Kingdom	5.2
Japan	5.1
Korea	2.8
Taiwan	2.4
Sweden	2.0
Brazil	1.9
Australia	1.6
Switzerland	1.6
China	1.2
Singapore	0.7
Hong Kong	0.6
Mexico	0.6
Malaysia	0.5
Russia	0.4
Thailand	0.4
Canada	0.3
Denmark	0.3
India	0.3
Norway	0.3
Philippines	0.3
Poland	0.3
South Africa	0.3
Israel	0.2
Turkey	0.2
Chile	0.1
Hungary	0.1
Indonesia	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

2

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	AFFILIATED ISSUERS — 100.0%
	Mutual Funds — 100.0%
838,729	GMO Alpha Only Fund, Class IV	9,116,989
1,801,153	GMO Currency Hedged International Equity Fund, Class III	13,400,577
455,996	GMO Emerging Countries Fund, Class III	8,057,446
157,240	GMO Emerging Country Debt Fund, Class IV	1,635,301
1,482,165	GMO Emerging Markets Fund, Class VI	35,646,058
533,416	GMO Inflation Indexed Plus Bond Fund, Class VI	13,532,765
1,390,877	GMO International Growth Equity Fund, Class IV	45,300,876
1,211,812	GMO International Intrinsic Value Fund, Class IV	44,206,893
15,245	GMO Short-Duration Investment Fund, Class III	137,661
161,042	GMO Strategic Fixed Income Fund, Class VI	4,069,524
10,759,882	GMO U.S. Core Equity Fund, Class VI	153,973,909
1,114	GMO U.S. Growth Fund, Class III	19,758
2,163,724	GMO U.S. Quality Equity Fund, Class VI	48,251,042
2,689	GMO U.S. Value Fund, Class III	28,265
		377,377,064
	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a) (b)	68
	TOTAL AFFILIATED ISSUERS (COST $333,842,911)	377,377,132

See accompanying notes to the financial statements.

3

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%
37,471	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $37,489 and an effective yield of 4.25%, collateralized by a U.S. Treasury Note with a rate of 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $39,869.	37,471
	TOTAL SHORT-TERM INVESTMENTS (COST $37,471)	37,471
	TOTAL INVESTMENTS — 100.0% (Cost $333,880,382)	377,414,603
	Other Assets and Liabilities (net) — 0.0%	(26,038)
	TOTAL NET ASSETS — 100.0%	$377,388,565

Notes to Schedule of Investments:

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)  Bankrupt issuer.

As of August 31, 2007, 32.41% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

4

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $37,471) (Note 2)	$37,471
Investments in affiliated issuers, at value (cost $333,842,911) (Notes 2 and 8)	377,377,132
Receivable for expenses reimbursed by Manager (Note 3)	7,165
Total assets	377,421,768
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	653
Accrued expenses	32,550
Total liabilities	33,203
Net assets	$377,388,565
Net assets consist of:
Paid-in capital	$303,794,259
Accumulated undistributed net investment income	1,838,720
Accumulated net realized gain	28,221,365
Net unrealized appreciation	43,534,221
$377,388,565
Net assets attributable to:
Class III shares	$377,388,565
Shares outstanding:
Class III	30,868,913
Net asset value per share:
Class III	$12.23

See accompanying notes to the financial statements.

5

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,840,352
Interest	1,462
Total investment income	1,841,814
Expenses:
Custodian, fund accounting agent and transfer agent fees	19,044
Audit and tax fees	14,444
Legal fees	4,232
Trustees fees and related expenses (Note 3)	1,996
Registration fees	1,104
Miscellaneous	2,392
Total expenses	43,212
Fees and expenses reimbursed by Manager (Note 3)	(40,112)
Net expenses	3,100
Net investment income (loss)	1,838,714
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	13,198,558
Realized gains distributions from affiliated issuers (Note 8)	15,150,597
Net realized gain (loss)	28,349,155
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(5,651,862)
Net realized and unrealized gain (loss)	22,697,293
Net increase (decrease) in net assets resulting from operations	$24,536,007

See accompanying notes to the financial statements.

6

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,838,714	$6,254,375
Net realized gain (loss)	28,349,155	37,302,929
Change in net unrealized appreciation (depreciation)	(5,651,862)	(6,654,177)
Net increase (decrease) in net assets from operations	24,536,007	36,903,127
Distributions to shareholders from:
Net investment income
Class III	—	(10,728,384)
Net realized gains
Class III	(17,345,732)	(23,345,939)
	(17,345,732)	(34,074,323)
Net share transactions (Note 7):
Class III	15,947,185	25,348,028
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	14,854	27,852
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	15,962,039	25,375,880
Total increase (decrease) in net assets	23,152,314	28,204,684
Net assets:
Beginning of period	354,236,251	326,031,567
End of period (including accumulated undistributed net investment income of $1,838,720 and $6, respectively)	$377,388,565	$354,236,251

See accompanying notes to the financial statements.

7

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007		2006		2005		2004		2003
Net asset value, beginning of period	$11.96		$11.89		$11.63		$10.86		$7.51		$8.66
Income (loss) from investment operations:
Net investment income (loss)(a)	0.06	†	0.23	†	0.23	†	0.23	†	0.14		0.15
Net realized and unrealized gain (loss)	0.80		1.08		1.32		1.23		3.55		(1.07)
Total from investment operations	0.86		1.31		1.55		1.46		3.69		(0.92)
Less distributions to shareholders:
From net investment income	—		(0.38)		(0.34)		(0.27)		(0.21)		(0.23)
From net realized gains	(0.59)		(0.86)		(0.95)		(0.42)		(0.13)		—
Total distributions	(0.59)		(1.24)		(1.29)		(0.69)		(0.34)		(0.23)
Net asset value, end of period	$12.23		$11.96		$11.89		$11.63		$10.86		$7.51
Total Return(b)	6.98	%(c)**	11.56	%(c)	13.91	%(c)	13.70	%(c)	49.63	%(c)	(10.84)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$377,389		$354,236		$326,032		$335,819		$222,856		$79,736
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%		0.00%		0.00%
Net investment income to average daily net assets(a)	0.98	%*	1.90%		1.99%		2.11%		1.99%		3.06%
Portfolio turnover rate	11	%**	15%		20%		17%		73%		30%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.04%		0.05%		0.07%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.01		—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Calculations exclude purchase premiums and redemption fees which are borne by the shareholders.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the GMO Global Equity Index. The GMO Global Equity Index is a composite index computed by GMO consisting of: (i) the S&P 500 Index and (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) ex-U.S. Index). The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds) and the GMO U.S. Equity Funds. The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally

9

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are

10

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$333,903,103	$44,438,264	$(926,764)	$43,511,500

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchase and redemption of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.10% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash

11

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $8,976 and $27,330 in purchase premiums and $5,878 and $522 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

12

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.467%	0.071%	0.004%	0.542%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $1,536 and $1,104, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

13

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $57,438,856 and $41,847,590, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 36.58% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, less than 0.01% of the Fund's shares were held by one related party comprised of a certain GMO employee account.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	704,981	$8,967,126	2,417,813	$28,924,136
Shares issued to shareholders in reinvestment of distributions	1,288,205	16,321,564	2,435,155	28,397,989
Shares repurchased	(745,626)	(9,341,505)	(2,652,478)	(31,974,097)
Purchase premiums and redemption fees	—	14,854	—	27,852
Net increase (decrease)	1,247,560	$15,962,039	2,200,490	$25,375,880

14

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$15,041,292	$—	$6,493,850	$—	$—	$9,116,989
GMO Currency Hedged International Equity Fund, Class III	13,289,885	706,050	566,603	—	706,050	13,400,577
GMO Emerging Countries Fund, Class III	6,461,494	953,151	—	16,114	937,037	8,057,446
GMO Emerging Country Debt Fund, Class IV	1,619,501	67,059	—	22,549	44,510	1,635,301
GMO Emerging Markets Fund, Class VI	41,750,149	3,306,161	16,380,194	153,357	3,152,805	35,646,058
GMO Inflation Indexed Plus Bond Fund, Class VI	4,216,442	10,493,849	1,179,087	—	—	13,532,765
GMO International Growth Equity Fund, Class IV	47,402,591	1,989,147	5,863,000	—	1,854,147	45,300,876
GMO International Intrinsic Value Fund, Class IV	47,550,628	1,294,934	6,273,052	—	1,159,408	44,206,893
GMO International Small Companies Fund, Class III	543,039	18,798	540,138	—	18,798	—
GMO Short-Duration Investment Fund, Class III	135,401	745	—	745	—	137,661
GMO SPV I, LLC	67	—	—	—	602	68
GMO Strategic Fixed Income Fund, Class VI	7,989,820	—	4,000,000	—	—	4,069,524
GMO U.S. Core Equity Fund, Class VI	135,437,254	23,552,605	335,000	1,338,156	6,964,450	153,973,909
GMO U.S. Growth Fund, Class III	43,339	279	25,000	174	104	19,758
GMO U.S. Quality Equity Fund, Class VI	32,542,645	15,054,401	—	308,964	311,302	48,251,042
GMO U.S. Value Fund, Class III	215,623	1,677	191,666	293	1,384	28,265
Totals	$354,239,170	$57,438,856	$41,847,590	$1,840,352	$15,150,597	$377,377,132

15

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

16

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

17

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

18

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.54%	$1,000.00	$1,069.80	$2.81
2) Hypothetical	0.54%	$1,000.00	$1,022.42	$2.75

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

19

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.6%
Short-Term Investments	3.8
Preferred Stocks	1.1
Futures	0.1
Rights and Warrants	0.0
Forward Currency Contracts	(0.3)
Other	2.7
100.0%
Country / Region Summary**	% of Investments
Euro Region	35.5%
Japan	20.0
United Kingdom	19.1
Australia	4.1
Sweden	3.8
Switzerland	3.7
Singapore	2.6
Hong Kong	2.3
Korea	1.1
Norway	1.0
China	0.9
Denmark	0.9
Brazil	0.8
Taiwan	0.8
Canada	0.7
Russia	0.6
South Africa	0.5
India	0.4
Mexico	0.4
Israel	0.2
Chile	0.1
Hungary	0.1
Indonesia	0.1
Malaysia	0.1
Poland	0.1
Thailand	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
3,334,996	GMO Emerging Markets Opportunities Fund, Class VI	44,788,990
9,529,101	GMO International Growth Equity Fund, Class IV	310,362,833
8,468,910	GMO International Intrinsic Value Fund, Class IV	308,945,845
	TOTAL MUTUAL FUNDS (COST $641,690,527)	664,097,668
	SHORT-TERM INVESTMENTS — 0.0%
33,438	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $33,454 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.13%, maturity date of 08/15/19 and a market value, including accrued interest, of $35,687.	33,438
	TOTAL SHORT-TERM INVESTMENTS (COST $33,438)	33,438
	TOTAL INVESTMENTS — 100.0% (Cost $641,723,965)	664,131,106
	Other Assets and Liabilities (net) — 0.0%	(20,341)
	TOTAL NET ASSETS — 100.0%	$664,110,765

Notes to Schedule of Investments:

As of August 31, 2007, 84.74% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

2

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $33,438) (Note 2)	$33,438
Investments in affiliated issuers, at value (cost $641,690,527) (Notes 2 and 8)	664,097,668
Receivable for Fund shares sold	66,493
Receivable for expenses reimbursed by Manager (Note 3)	9,796
Total assets	664,207,395
Liabilities:
Payable for investments purchased	66,489
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	947
Accrued expenses	29,194
Total liabilities	96,630
Net assets	$664,110,765
Net assets consist of:
Paid-in capital	$621,042,482
Accumulated undistributed net investment income	64,283
Accumulated net realized gain	20,596,859
Net unrealized appreciation	22,407,141
$664,110,765
Net assets attributable to:
Class III shares	$664,110,765
Shares outstanding:
Class III	28,619,518
Net asset value per share:
Class III	$23.20

See accompanying notes to the financial statements.

3

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$50,973
Interest	29,339
Total investment income	80,312
Expenses:
Custodian, fund accounting agent and transfer agent fees	22,540
Audit and tax fees	14,444
Legal fees	5,980
Trustees fees and related expenses (Note 3)	2,948
Registration fees	368
Miscellaneous	3,312
Total expenses	49,592
Fees and expenses reimbursed by Manager (Note 3)	(45,080)
Net expenses	4,512
Net investment income (loss)	75,800
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,281,974
Realized gains distributions from affiliated issuers (Note 8)	19,323,329
Net realized gain (loss)	20,605,303
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	16,955,184
Net realized and unrealized gain (loss)	37,560,487
Net increase (decrease) in net assets resulting from operations	$37,636,287

See accompanying notes to the financial statements.

4

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Period from June 5, 2006 (commencement of operations) through February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$75,800	$5,620,257
Net realized gain (loss)	20,605,303	26,438,804
Change in net unrealized appreciation (depreciation)	16,955,184	5,451,957
Net increase (decrease) in net assets from operations	37,636,287	37,511,018
Distributions to shareholders from:
Net investment income
Class III	(15,808)	(12,345,406)
Net realized gains
Class III	(18,074,037)	(1,643,771)
	(18,089,845)	(13,989,177)
Net share transactions (Note 7):
Class III	204,069,660	416,780,789
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	63,166	128,867
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	204,132,826	416,909,656
Total increase (decrease) in net assets	223,679,268	440,431,497
Net assets:
Beginning of period	440,431,497	—
End of period (including accumulated undistributed net investment income of $64,283 and $4,291, respectively)	$664,110,765	$440,431,497

See accompanying notes to the financial statements.

5

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from June 5, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$22.16		$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.00	(b)	0.53
Net realized and unrealized gain (loss)	1.73		2.45
Total from investment operations	1.73		2.98
Less distributions to shareholders:
From net investment income	(0.00	)(c)	(0.72)
From net realized gains	(0.69)		(0.10)
Total distributions	(0.69)		(0.82)
Net asset value, end of period	$23.20		$22.16
Total Return(d)	7.66	%**	14.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$664,111		$440,431
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00	%*
Net investment income to average daily net assets(a)	0.03	%*	3.32	%*
Portfolio turnover rate	2	%**	1	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Net investment income was less than $0.01 per share.

(c)  Distributions from net investment income was less than $0.01 per share.

(d)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO International Opportunities Equity Allocation Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies

7

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

8

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$641,724,614	$22,406,492	$—	$22,406,492

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares are each 0.03% of the amount invested. The Fund's purchase premium or redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the period ended February 28, 2007, the Fund received $59,528 and $128,627

9

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

in purchase premiums and $3,638 and $240 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is

10

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee from the Fund, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.533%	0.088%	0.621%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $2,212 and $1,564, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $217,827,644 and $12,387,503, respectively.

11

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 26.68% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Period from June 5, 2006 (commencement of operations) through February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	8,538,908	$198,903,799	19,331,326	$404,772,482
Shares issued to shareholders in reinvestment of distributions	733,724	17,800,172	583,800	12,808,557
Shares repurchased	(531,865)	(12,634,311)	(36,375)	(800,250)
Purchase premiums and redemption fees	—	63,166	—	128,867
Net increase (decrease)	8,740,767	$204,132,826	19,878,751	$416,909,656

12

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Opportunities Fund, Class VI	$30,555,475	$9,988,586	$2,081,340	$50,973	$982,500	$44,788,990
GMO International Growth Equity Fund, Class IV	204,814,359	105,953,388	6,903,046	—	11,246,880	310,362,833
GMO International Intrinsic Value Fund, Class IV	205,050,535	101,885,670	3,403,117	—	7,093,949	308,945,845
Totals	$440,420,369	$217,827,644	$12,387,503	$50,973	$19,323,329	$664,097,668

13

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance since inception in 2006, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also

14

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

15

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

16

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.62%	$1,000.00	$1,076.60	$3.24
2) Hypothetical	0.62%	$1,000.00	$1,022.02	$3.15

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

17

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	66.0%
Debt Obligations	22.0
Cash and Cash Equivalents	6.0
Short-Term Investments	4.4
Preferred Stocks	1.1
Options Purchased	0.1
Loan Participations	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Investment Fund	0.0
Private Equity Securities	0.0
Promissory Notes	0.0
Written Options	(0.0)
Reverse Repurchase Agreements	(0.1)
Forward Currency Contracts	(0.1)
Futures	(2.8)
Swaps	(3.1)
Other	6.5
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Country / Region Summary**	% of Investments
United States	39.6%
Euro Region	19.1
United Kingdom	6.8
Sweden	6.2
Japan	5.2
Switzerland	4.0
Australia	3.9
Korea	1.8
China	1.5
Brazil	1.4
Singapore	1.3
Taiwan	1.3
Russia	1.1
Hong Kong	1.0
Mexico	0.8
South Africa	0.8
Canada	0.7
India	0.7
Denmark	0.5
Norway	0.5
Israel	0.2
Malaysia	0.2
Philippines	0.2
Poland	0.2
Turkey	0.2
Argentina	0.1
Chile	0.1
Hungary	0.1
Indonesia	0.1
Thailand	0.1
Ukraine	0.1
Uruguay	0.1
Venezuela	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

2

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuer — 100.0%
5,972,032	GMO Alpha Only Fund, Class IV	64,915,983
2,704,747	GMO Core Plus Bond Fund, Class IV	26,831,095
169,332	GMO Emerging Country Debt Fund, Class IV	1,761,057
7,077,948	GMO Emerging Markets Opportunities Fund, Class VI	95,056,845
5,316,203	GMO Inflation Indexed Plus Bond Fund, Class VI	134,872,066
549,525	GMO International Bond Fund, Class III	5,182,018
6,094,432	GMO International Growth Equity Fund, Class IV	198,495,665
5,428,117	GMO International Intrinsic Value Fund, Class IV	198,017,721
2,517,961	GMO Special Situations Fund, Class VI	51,870,000
2,606,409	GMO Strategic Fixed Income Fund, Class VI	65,863,960
5,126,345	GMO U.S. Core Equity Fund, Class VI	73,358,000
4,590,068	GMO U.S. Quality Equity Fund, Class VI	102,358,515
	TOTAL MUTUAL FUNDS (COST $973,500,016)	1,018,582,925
	SHORT-TERM INVESTMENTS — 0.0%
40,217	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $40,236 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.00%, maturity date of 11/15/21, and a market value, including accrued interest, of $42,550.	40,217
	TOTAL SHORT-TERM INVESTMENTS (COST $40,217)	40,217
	TOTAL INVESTMENTS — 100.0% (Cost $973,540,233)	1,018,623,142
	Other Assets and Liabilities (net) — 0.0%	(39,123)
	TOTAL NET ASSETS — 100.0%	$1,018,584,019

Notes to Schedule of Investments:

As of August 31, 2007, 42.03% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $40,217) (Note 2)	$40,217
Investments in affiliated issuers, at value (cost $973,500,016) (Notes 2 and 8)	1,018,582,925
Receivable for Fund shares sold	456,079,663
Receivable for expenses reimbursed by Manager (Note 3)	7,502
Total assets	1,474,710,307
Liabilities:
Payable for investments purchased	449,980,964
Payable for Fund shares repurchased	6,098,699
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,094
Accrued expenses	45,531
Total liabilities	456,126,288
Net assets	$1,018,584,019
Net assets consist of:
Paid-in capital	$957,890,113
Accumulated undistributed net investment income	2,266,360
Accumulated net realized gain	13,344,637
Net unrealized appreciation	45,082,909
$1,018,584,019
Net assets attributable to:
Class III shares	$1,018,584,019
Shares outstanding:
Class III	41,660,011
Net asset value per share:
Class III	$24.45

See accompanying notes to the financial statements.

4

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,276,685
Interest	2,963
Total investment income	2,279,648
Expenses:
Custodian, fund accounting agent and transfer agent fees	24,104
Audit and tax fees	13,984
Legal fees	6,440
Trustees fees and related expenses (Note 3)	3,222
Registration fees	368
Miscellaneous	3,496
Total expenses	51,614
Fees and expenses reimbursed by Manager (Note 3)	(46,736)
Net expenses	4,878
Net investment income (loss)	2,274,770
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	2,814,230
Realized gains distributions from affiliated issuers (Note 8)	10,790,756
Net realized gain (loss)	13,604,986
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	12,302,937
Net realized and unrealized gain (loss)	25,907,923
Net increase (decrease) in net assets resulting from operations	$28,182,693

See accompanying notes to the financial statements.

5

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,274,770	$13,179,426
Net realized gain (loss)	13,604,986	23,150,965
Change in net unrealized appreciation (depreciation)	12,302,937	19,527,296
Net increase (decrease) in net assets from operations	28,182,693	55,857,687
Distributions to shareholders from:
Net investment income
Class III	(18,330)	(18,854,874)
Net realized gains
Class III	(12,111,776)	(12,242,706)
	(12,130,106)	(31,097,580)
Net share transactions (Note 7):
Class III	472,965,264	137,932,946
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	191,752	59,034
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	473,157,016	137,991,980
Total increase (decrease) in net assets	489,209,603	162,752,087
Net assets:
Beginning of period	529,374,416	366,622,329
End of period (including accumulated undistributed net investment income of $2,266,360 and $9,920, respectively)	$1,018,584,019	$529,374,416

See accompanying notes to the financial statements.

6

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007	2006(a)
Net asset value, beginning of period	$23.71		$22.37	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.10		0.69	0.52
Net realized and unrealized gain (loss)	1.17		2.17	2.34
Total from investment operations	1.27		2.86	2.86
Less distributions to shareholders:
From net investment income	(0.00	)(c)	(0.90)	(0.47)
From net realized gains	(0.53)		(0.62)	(0.02)
Total distributions	(0.53)		(1.52)	(0.49)
Net asset value, end of period	$24.45		$23.71	$22.37
Total Return(d)	5.30	%**	12.98%	14.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,018,584		$529,374	$366,622
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00%	0.00	%*
Net investment income to average daily net assets(b)	0.81	%*	2.98%	3.22	%*
Portfolio turnover rate	27	%**	23%	10	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.00 (g)	$0.02

(a)  Period from May 31, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  Distribution from net investment income was less than $0.01.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investments in the underlying funds (See Note 3).

(f)  Net expenses to average daily net assets were less than 0.01%.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Strategic Opportunities Allocation Fund (the "Fund"), which commenced operations on May 31, 2005, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index. The GMO Strategic Opportunities Allocation Index is a composite index computed by GMO consisting of: (i) the MSCI World Index and (ii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 75% (MSCI World Index) and 25% (Lehman Brothers U.S. Aggregate Index). The Fund is a fund of funds and invests in shares of other GMO Funds ("underlying funds"), which may include the GMO U.S. Equity Funds, the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where

8

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

9

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$973,717,713	$46,178,070	$(1,272,641)	$44,905,429

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.04% of the amount invested or redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund

10

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $189,991 and $57,043 in purchase premiums and $1,761 and $1,991 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value

11

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among the designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.403%	0.072%	0.015%	0.490%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $2,394 and $1,656, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $639,709,631 and $165,620,244, respectively.

12

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 37.24% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, less than 0.01% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts, and 99.96% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	19,281,419	$471,478,740	5,179,484	$120,067,340
Shares issued to shareholders in reinvestment of distributions	483,433	12,129,332	1,296,097	30,296,691
Shares repurchased	(433,884)	(10,642,808)	(532,650)	(12,431,085)
Purchase premiums and redemption fees	—	191,752	—	59,034
Net increase (decrease)	19,330,968	$473,157,016	5,942,931	$137,991,980

13

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$—	$64,980,964	$—	$—	$—	$64,915,983
GMO Core Plus Bond Fund, Class IV	56,198,149	12,155,113	40,000,000	1,155,114	—	26,831,095
GMO Emerging Country Debt Fund, Class IV	1,744,041	72,216	—	24,283	47,933	1,761,057
GMO Emerging Markets Opportunities Fund, Class VI	49,013,342	43,256,109	4,984,641	61,954	1,194,155	95,056,845
GMO Inflation Indexed Plus Bond Fund, Class VI	74,922,001	110,326,479	50,255,000	—	—	134,872,066
GMO International Bond Fund, Class III	4,154,505	1,186,029	—	186,029	—	5,182,018
GMO International Growth Equity Fund, Class IV	103,554,411	91,371,761	263,680	—	4,274,839	198,495,665
GMO International Intrinsic Value Fund, Class IV	105,015,610	89,688,567	220,000	—	2,688,568	198,017,721
GMO International Small Companies Fund, Class III	700,667	24,254	696,923	—	24,254	—
GMO Special Situations Fund, Class VI	—	51,000,000	—	—	—	51,870,000
GMO Strategic Fixed Income Fund, Class VI	45,257,955	88,222,826	69,000,000	—	—	65,863,960
GMO U.S. Core Equity Fund, Class VI	42,352,407	32,544,284	200,000	411,874	2,132,410	73,358,000
GMO U.S. Quality Equity Fund, Class VI	46,463,280	54,881,029	—	437,431	428,597	102,358,515
Totals	$529,376,368	$639,709,631	$165,620,244	$2,276,685	$10,790,756	$1,018,582,925

14

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish

15

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

16

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.49%	$1,000.00	$1,053.00	$2.53
2) Hypothetical	0.49%	$1,000.00	$1,022.67	$2.49

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

17

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.0%
Short-Term Investments	7.2
Futures	0.0
Right and Warrants	0.0
Other	(2.2)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
6,578,817	GMO U.S. Core Equity Fund, Class VI	94,142,872
1,121,990	GMO U.S. Quality Equity Fund, Class VI	25,020,374
205,015	GMO U.S. Small/Mid Cap Growth Fund, Class III	3,805,076
392,317	GMO U.S. Small/Mid Cap Value Fund, Class III	3,562,238
	TOTAL MUTUAL FUNDS (COST $125,597,760)	126,530,560
	SHORT-TERM INVESTMENTS — 0.0%
12,337	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $12,343 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $13,748.	12,337
	TOTAL SHORT-TERM INVESTMENTS (COST $12,337)	12,337
	TOTAL INVESTMENTS — 100.0% (Cost $125,610,097)	126,542,897
	Other Assets and Liabilities (net) — 0.0%	(3,133)
	TOTAL NET ASSETS — 100.0%	$126,539,764

See accompanying notes to the financial statements.

2

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $12,337) (Note 2)	$12,337
Investments in affiliated issuers, at value (cost $125,597,760) (Notes 2 and 8)	126,530,560
Receivable for investments sold	20,000
Receivable for expenses reimbursed by Manager (Note 3)	4,340
Total assets	126,567,237
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	343
Accrued expenses	27,130
Total liabilities	27,473
Net assets	$126,539,764
Net assets consist of:
Paid-in capital	$117,094,889
Accumulated undistributed net investment income	1,248,692
Accumulated net realized gain	7,263,383
Net unrealized appreciation	932,800
$126,539,764
Net assets attributable to:
Class III shares	$126,539,764
Shares outstanding:
Class III	19,979,672
Net asset value per share:
Class III	$6.33

See accompanying notes to the financial statements.

3

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,261,094
Interest	507
Total investment income	1,261,601
Expenses:
Custodian, fund accounting agent and transfer agent fees	8,556
Audit and tax fees	14,536
Legal fees	1,748
Trustees fees and related expenses (Note 3)	832
Registration fees	920
Miscellaneous	1,012
Total expenses	27,604
Fees and expenses reimbursed by Manager (Note 3)	(26,312)
Net expenses	1,292
Net investment income (loss)	1,260,309
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,953,076
Realized gains distributions from affiliated issuers (Note 8)	5,905,862
Net realized gain (loss)	7,858,938
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(4,650,375)
Net realized and unrealized gain (loss)	3,208,563
Net increase (decrease) in net assets resulting from operations	$4,468,872

See accompanying notes to the financial statements.

4

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,260,309	$2,844,809
Net realized gain (loss)	7,858,938	12,470,796
Change in net unrealized appreciation (depreciation)	(4,650,375)	(6,163,706)
Net increase (decrease) in net assets from operations	4,468,872	9,151,899
Distributions to shareholders from:
Net investment income
Class III	(39,385)	(4,188,192)
Net realized gains
Class III	(4,740,728)	(12,182,820)
	(4,780,113)	(16,371,012)
Net share transactions (Note 7):
Class III	(22,470,585)	(16,661,519)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	9,527	46,222
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(22,461,058)	(16,615,297)
Total increase (decrease) in net assets	(22,772,299)	(23,834,410)
Net assets:
Beginning of period	149,312,063	173,146,473
End of period (including accumulated undistributed net investment income of $1,248,692 and $27,768, respectively)	$126,539,764	$149,312,063

See accompanying notes to the financial statements.

5

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007		2006		2005		2004		2003
Net asset value, beginning of period	$6.38		$6.56		$6.41		$6.40		$4.53		$5.45
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.10		0.10		0.11		0.08		0.09
Net realized and unrealized gain (loss)	0.12		0.28		0.31		0.34		1.89		(1.00)
Total from investment operations	0.18		0.38		0.41		0.45		1.97		(0.91)
Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.15)		(0.12)		(0.14)		(0.02)		(0.01)
From net realized gains	(0.23)		(0.41)		(0.14)		(0.30)		(0.08)		—
Total distributions	(0.23)		(0.56)		(0.26)		(0.44)		(0.10)		(0.01)
Net asset value, end of period	$6.33		$6.38		$6.56		$6.41		$6.40		$4.53
Total Return(c)	2.68	%**(d)	6.48	%(d)	6.45	%(d)	7.18	%(d)	43.72	%(d)	(16.78)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$126,540		$149,312		$173,146		$151,378		$73,342		$13,144
Net expenses to average daily net assets(e)	0.00	%*(f)	0.04%		0.01%		0.00	%(f)	0.00	%(f)	0.02%
Net investment income to average daily net assets(a)	1.78	%*	1.63%		1.52%		1.75%		1.43%		1.93%
Portfolio turnover rate	7	%**	35%		13%		16%		17%		24%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.18%		0.51%		0.54%		0.58%		0.88%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income were less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investments in the underlying funds (See Note 3).

(f)  Net expenses were less than 0.01%.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO U.S. Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the Russell 3000 Index. The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds ("underlying funds"). The Fund seeks exposure to the securities in the Wilshire 5000 Stock Index through its investments in each of the underlying funds.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

7

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $358,912 expiring in 2012. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$125,880,993	$1,763,789	$(1,101,885)	$661,904

8

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemption of Fund shares were each 0.03% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $676 and $21,021 in purchase premiums and $8,851 and $25,201 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

9

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

10

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.315%	0.060%	0.375%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $648 and $460, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $9,551,006 and $29,633,840, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 56.70% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, less than 0.01% of the Fund's shares were held by one related party comprised of a certain GMO employee account.

11

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	361,697	$2,253,373	8,058,092	$52,537,795
Shares issued to shareholders in reinvestment of distributions	723,164	4,780,113	2,677,850	16,371,012
Shares repurchased	(4,515,003)	(29,504,071)	(13,702,053)	(85,570,326)
Purchase premiums and redemption fees	—	9,527	—	46,222
Net increase (decrease)	(3,430,142)	$(22,461,058)	(2,966,111)	$(16,615,297)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Core Equity Fund, Class VI	$111,984,114	$7,771,582	$22,694,379	$1,009,806	$5,407,727	$94,142,872
GMO U.S. Quality Equity Fund, Class VI	27,544,376	1,464,318	4,649,461	224,690	209,627	25,020,374
GMO U.S. Small/Mid Cap Growth Fund, Class III	4,712,790	140,669	980,000	4,778	135,891	3,805,076
GMO U.S. Small/Mid Cap Value Fund, Class III	5,069,978	174,437	1,310,000	21,820	152,617	3,562,238
Totals	$149,311,258	$9,551,006	$29,633,840	$1,261,094	$5,905,862	$126,530,560

12

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

13

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

14

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

15

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.38%	$1,000.00	$1,026.80	$1.94
2) Hypothetical	0.38%	$1,000.00	$1,023.23	$1.93

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

16

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.1%
Short-Term Investments	4.8
Preferred Stocks	0.9
Futures	0.0
Rights and Warrants	0.0
Forward Currency Contracts	(0.2)
Other	1.4
100.0%
Country / Region Summary**	% of Investments
United States	37.3%
Euro Region	21.0
Japan	12.0
United Kingdom	11.5
Australia	2.5
Sweden	2.3
Switzerland	2.1
Singapore	1.5
Hong Kong	1.3
Korea	1.3
China	1.0
Taiwan	0.9
Brazil	0.8
Russia	0.7
Denmark	0.6
Norway	0.6
India	0.5
South Africa	0.5
Canada	0.4
Mexico	0.4
Israel	0.2
Chile	0.1
Hungary	0.1
Indonesia	0.1
Malaysia	0.1
Poland	0.1
Thailand	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
8,418,704	GMO Currency Hedged International Equity Fund, Class III	62,635,156
5,218,143	GMO Emerging Markets Opportunities Fund, Class VI	70,079,663
7,053,508	GMO International Growth Equity Fund, Class IV	229,732,762
6,207,689	GMO International Intrinsic Value Fund, Class IV	226,456,486
16,557,421	GMO U.S. Core Equity Fund, Class VI	236,936,698
4,703,287	GMO U.S. Quality Equity Fund, Class VI	104,883,307
	TOTAL MUTUAL FUNDS (COST $884,559,959)	930,724,072
	SHORT-TERM INVESTMENTS — 0.0%
31,316	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $31,331 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.00%, maturity date of 11/15/21 and a market value, including accrued interest, of $32,942.	31,316
	TOTAL SHORT-TERM INVESTMENTS (COST $31,316)	31,316
	TOTAL INVESTMENTS — 100.0% (Cost $884,591,275)	930,755,388
	Other Assets and Liabilities (net) — (0.0%)	(35,738)
	TOTAL NET ASSETS — 100.0%	$930,719,650

Notes to Schedule of Investments:

As of August 31, 2007, 52.60% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

2

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $31,316) (Note 2)	$31,316
Investments in affiliated issuers, at value (cost $884,559,959) (Notes 2 and 8)	930,724,072
Receivable for expenses reimbursed by Manager (Note 3)	9,052
Total assets	930,764,440
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,790
Accrued expenses	43,000
Total liabilities	44,790
Net assets	$930,719,650
Net assets consist of:
Paid-in capital	$838,110,849
Accumulated undistributed net investment income	2,940,394
Accumulated net realized gain	43,504,294
Net unrealized appreciation	46,164,113
$930,719,650
Net assets attributable to:
Class III shares	$930,719,650
Shares outstanding:
Class III	37,213,118
Net asset value per share:
Class III	$25.01

See accompanying notes to the financial statements.

3

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,942,802
Interest	5,774
Total investment income	2,948,576
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,644
Audit and tax fees	14,444
Legal fees	10,948
Trustees fees and related expenses (Note 3)	5,330
Registration fees	644
Miscellaneous	6,072
Total expenses	61,082
Fees and expenses reimbursed by Manager (Note 3)	(52,900)
Net expenses	8,182
Net investment income (loss)	2,940,394
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	11,972,149
Realized gains distributions from affiliated issuers (Note 8)	32,290,848
Net realized gain (loss)	44,262,997
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	11,003,961
Net realized and unrealized gain (loss)	55,266,958
Net increase (decrease) in net assets resulting from operations	$58,207,352

See accompanying notes to the financial statements.

4

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,940,394	$10,502,950
Net realized gain (loss)	44,262,997	61,556,022
Change in net unrealized appreciation (depreciation)	11,003,961	18,645,399
Net increase (decrease) in net assets from operations	58,207,352	90,704,371
Distributions to shareholders from:
Net investment income
Class III	—	(21,344,408)
Net realized gains
Class III	(30,959,244)	(23,787,413)
	(30,959,244)	(45,131,821)
Net share transactions (Note 7):
Class III	1,129,831	449,303,347
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	17,721	217,986
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	1,147,552	449,521,333
Total increase (decrease) in net assets	28,395,660	495,093,883
Net assets:
Beginning of period	902,323,990	407,230,107
End of period (including accumulated undistributed net investment income of $2,940,394 and $0, respectively)	$930,719,650	$902,323,990

See accompanying notes to the financial statements.

5

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28,
	(Unaudited)		2007	2006(a)
Net asset value, beginning of period	$24.25		$22.49	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.08		0.40	0.37
Net realized and unrealized gain (loss)	1.52		2.93	2.78
Total from investment operations	1.60		3.33	3.15
Less distributions to shareholders:
From net investment income	—		(0.73)	(0.46)
From net realized gains	(0.84)		(0.84)	(0.20)
Total distributions	(0.84)		(1.57)	(0.66)
Net asset value, end of period	$25.01		$24.25	$22.49
Total Return(c)	6.46	%**	14.94%	15.90	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$930,720		$902,324	$407,230
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00	%*
Net investment income to average daily net assets(b)	0.61	%*	1.68%	2.42	%*
Portfolio turnover rate	8	%**	12%	5	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01	$0.02

(a)  Period from June 16, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO World Opportunities Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI World Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds) and the GMO U.S. Equity Funds. The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

7

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$885,898,720	$51,669,619	$(6,812,951)	$44,856,668

8

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.04% of the amount invested or redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $2,900 and $189,823 in purchase premiums and $14,821 and $28,163 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

9

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

10

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.460%	0.080%	0.540%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007, was $4,042 and $2,852, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $78,962,431 and $73,549,805, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote;

11

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 14.97% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, less than 0.01% of the Fund's shares were held by one related party, comprised of a certain GMO employee account, and 9.91% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	302,706	$7,297,462	20,252,428	$474,986,993
Shares issued to shareholders in reinvestment of distributions	1,187,087	30,959,244	1,875,834	45,131,675
Shares repurchased	(1,491,391)	(37,126,875)	(3,022,181)	(70,815,321)
Purchase premiums and redemption fees	—	17,721	—	217,986
Net increase (decrease)	(1,598)	$1,147,552	19,106,081	$449,521,333

12

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Currency Hedged International Equity Fund, Class III	$62,894,979	$3,446,474	$3,420,000	$—	$3,446,474	$62,635,156
GMO Emerging Markets Opportunities Fund, Class VI	65,830,487	2,583,636	10,086,613	90,438	1,743,198	70,079,663
GMO International Growth Equity Fund, Class IV	235,863,517	11,560,506	26,296,000	—	9,456,126	229,732,762
GMO International Intrinsic Value Fund, Class IV	237,203,364	8,032,353	26,819,946	—	5,944,393	226,456,486
GMO International Small Companies Fund, Class III	127,930	4,428	127,246	—	4,428	—
GMO U.S. Core Equity Fund, Class VI	217,211,140	33,044,804	6,300,000	2,112,057	10,985,906	236,936,698
GMO U.S. Quality Equity Fund, Class VI	83,203,919	20,290,230	500,000	740,307	710,323	104,883,307
Totals	$902,335,336	$78,962,431	$73,549,805	$2,942,802	$32,290,848	$930,724,072

13

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a

14

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

15

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.54%	$1,000.00	$1,064.60	$2.80
2) Hypothetical	0.54%	$1,000.00	$1,022.42	$2.75

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

16

GMO Alpha Only Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Cash and Cash Equivalents	94.4%
Common Stocks	84.3
Short-Term Investments	10.4
Preferred Stocks	1.5
Private Equity Securities	0.1
Investment Funds	0.0
Debt Obligations	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Forward Currency Contracts	(0.2)
Futures	(43.2)
Swaps	(48.3)
Other	1.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds"). Swaps and futures concentrations assume the notional value of the respective contracts.

1

GMO Alpha Only Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 91.1%
	United States — 91.1%
	Affiliated Issuers
7,409,329	GMO Emerging Markets Fund, Class VI	178,194,365
12,295,819	GMO International Growth Equity Fund, Class IV	400,474,824
10,973,964	GMO International Intrinsic Value Fund, Class IV	400,330,209
29,369,304	GMO U.S. Core Equity Fund, Class VI	420,274,741
10,115,342	GMO U.S. Quality Equity Fund, Class VI	225,572,129
		1,624,846,268
	TOTAL MUTUAL FUNDS (COST $1,539,019,698)	1,624,846,268
	SHORT-TERM INVESTMENTS — 6.0%
13,000,000	Dresdner Bank Time Deposit, 4.75%, due 09/04/07	13,000,000
85,400,000	ING Bank Time Deposit, 5.32%, due 09/04/07	85,400,000
7,700,000	Societe Generale Time Deposit, 5.28%, due 09/04/07	7,700,000
	TOTAL SHORT-TERM INVESTMENTS (COST $106,100,000)	106,100,000
	TOTAL INVESTMENTS — 97.1% (Cost $1,645,119,698)	1,730,946,268
	Other Assets and Liabilities (net) — 2.9%	51,962,905
	TOTAL NET ASSETS — 100.0%	$1,782,909,173

See accompanying notes to the financial statements.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/20/07	AUD	847,404	$691,916	$(15,366)
11/20/07	AUD	847,404	691,916	(15,145)
11/20/07	AUD	873,083	712,883	(18,039)
11/20/07	AUD	2,022,000	1,650,988	(5,080)
11/20/07	AUD	3,071,000	2,507,509	(51,698)
11/20/07	AUD	5,821,000	4,752,918	129,073
11/20/07	CHF	718,483	598,179	781
11/20/07	CHF	718,483	598,179	1,422
11/20/07	CHF	1,973,000	1,642,636	2,970
11/20/07	CHF	2,961,483	2,465,605	(11,665)
11/20/07	CHF	3,944,000	3,283,607	18,956
11/20/07	CHF	4,265,483	3,551,261	6,767
11/20/07	DKK	1,665,218	305,502	(3,383)
11/20/07	DKK	2,531,000	464,338	1,128
11/20/07	DKK	3,288,000	603,218	(7,161)
11/20/07	EUR	1,306,791	1,785,277	(18,733)
11/20/07	EUR	1,306,791	1,785,277	(19,000)
11/20/07	EUR	1,306,791	1,785,277	(20,378)
11/20/07	EUR	1,306,791	1,785,277	(21,110)
11/20/07	EUR	7,454,791	10,184,394	(10,217)
11/20/07	EUR	14,324,791	19,569,871	39,662
11/20/07	EUR	19,774,791	27,015,411	(312,693)
11/20/07	GBP	578,893	1,165,328	(17,044)
11/20/07	GBP	578,893	1,165,328	(18,147)
11/20/07	GBP	578,893	1,165,328	(18,843)
11/20/07	GBP	578,893	1,165,328	(18,830)
11/20/07	GBP	3,186,893	6,415,303	(17,312)
11/20/07	GBP	6,109,893	12,299,384	51,721
11/20/07	GBP	8,623,893	17,360,134	(261,695)
11/20/07	HKD	3,582,000	460,100	(1,172)
11/20/07	HKD	10,121,000	1,300,019	(1,746)
11/20/07	HKD	12,651,242	1,625,023	(4,079)
11/20/07	JPY	128,472,022	1,121,364	9,154

See accompanying notes to the financial statements.

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
11/20/07	JPY	128,472,022	$1,121,364	$7,112
11/20/07	JPY	128,472,022	1,121,364	7,207
11/20/07	JPY	128,472,022	1,121,364	10,349
11/20/07	JPY	713,035,022	6,223,704	(43,602)
11/20/07	JPY	1,276,855,022	11,144,989	131,696
11/20/07	JPY	1,868,471,022	16,308,891	(228,899)
11/20/07	NOK	2,201,823	378,129	(6,362)
11/20/07	NOK	3,077,000	528,426	(1,698)
11/20/07	NOK	3,847,000	660,662	(11,408)
11/20/07	NZD	75,868	52,911	(590)
11/20/07	SEK	7,866,043	1,144,588	(7,404)
11/20/07	SEK	9,014,000	1,311,627	25,049
11/20/07	SEK	14,770,043	2,149,189	(8,177)
11/20/07	SGD	870,000	574,062	2,931
11/20/07	SGD	1,659,611	1,095,081	(2,469)
			$178,610,429	$(753,167)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
312	CAC 40	September 2007	$24,113,623	$(1,046,847)
77	DAX	September 2007	20,064,777	(252,873)
425	FTSE 100	September 2007	54,117,914	(291,372)
30	HANG SENG	September 2007	4,588,690	(180,117)
50	IBEX 35	September 2007	9,874,269	(106,056)
342	OMXS 30	September 2007	6,030,161	(115,585)
370	Russell 2000	September 2007	147,038,000	6,201,070
1,165	S&P 500	September 2007	430,088,875	8,517,102
33	S&P/MIB	September 2007	9,047,043	(50,866)
117	SPI 200	September 2007	14,988,632	(454,071)
373	TOPIX	September 2007	51,912,039	804,128
			$771,864,023	$13,024,513

See accompanying notes to the financial statements.

4

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
162,763,811	USD	3/7/2008	Citi Group	S&P	3 month
				Mid Cap Index	LIBOR -0.70%	$6,357,758
699,996,446	USD	6/16/2008	Deutsche Bank	MSCI EAFE Equity Index	3 month LIBOR -0.70%	28,318,441
				Premiums to (Pay) Receive	$—	$34,676,199

As of August 31, 2007, for the futures contracts held, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

As of August 31, 2007, 45.63% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $106,100,000) (Note 2)	$106,100,000
Investments in affiliated issuers, at value (cost $1,539,019,698) (Notes 2 and 8)	1,624,846,268
Foreign currency, at value (cost $722) (Note 2)	722
Receivable for Fund shares sold	64,980,964
Unrealized appreciation on open forward currency contracts (Note 2)	445,978
Receivable for collateral on open futures contracts (Note 2)	24,364,018
Receivable for open swap contracts (Note 2)	34,676,199
Receivable for expenses reimbursed by Manager (Note 3)	689,444
Total assets	1,856,103,593
Liabilities:
Due to custodian	3,560,785
Payable for investments purchased	58,300,000
Payable to affiliate for (Note 3):
Management fee	675,174
Shareholder service fee	140,650
Trustees and Chief Compliance Officer of GMO Trust fees	3,665
Unrealized depreciation on open forward currency contracts (Note 2)	1,199,145
Payable for variation margin on open futures contracts (Note 2)	9,195,965
Accrued expenses	119,036
Total liabilities	73,194,420
Net assets	$1,782,909,173
Net assets consist of:
Paid-in capital	$1,707,108,981
Accumulated undistributed net investment income	10,094,093
Accumulated net realized loss	(67,068,016)
Net unrealized appreciation	132,774,115
$1,782,909,173
Net assets attributable to:
Class III shares	$142,569,207
Class IV shares	$1,640,339,966
Shares outstanding:
Class III	13,127,762
Class IV	151,058,736
Net asset value per share:
Class III	$10.86
Class IV	$10.86

See accompanying notes to the financial statements.

6

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$6,320,542
Interest	5,163,705
Total investment income	11,484,247
Expenses:
Management fee (Note 3)	4,455,110
Shareholder service fee – Class III (Note 3)	115,505
Shareholder service fee – Class IV (Note 3)	814,018
Custodian and fund accounting agent fees	102,028
Transfer agent fees	21,160
Audit and tax fees	31,556
Legal fees	21,712
Trustees fees and related expenses (Note 3)	10,707
Registration fees	2,208
Miscellaneous	12,054
Total expenses	5,586,058
Fees and expenses reimbursed by Manager (Note 3)	(185,012)
Indirectly incurred fees waived or borne by Manager (Note 3)	(3,828,306)
Shareholder service fee waived (Note 3)	(576,379)
Net expenses	996,361
Net investment income (loss)	10,487,886
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	77,384,127
Realized gains distributions from affiliated issuers (Note 8)	56,247,228
Closed futures contracts	(39,264,598)
Closed swap contracts	(78,024,069)
Foreign currency, forward contracts and foreign currency related transactions	(3,719,494)
Net realized gain (loss)	12,623,194
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(48,409)
Open futures contracts	7,384,594
Open swap contracts	43,860,988
Foreign currency, forward contracts and foreign currency related transactions	275,164
Net unrealized gain (loss)	51,472,337
Net realized and unrealized gain (loss)	64,095,531
Net increase (decrease) in net assets resulting from operations	$74,583,417

See accompanying notes to the financial statements.

7

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,487,886	$33,573,903
Net realized gain (loss)	12,623,194	(31,773,569)
Change in net unrealized appreciation (depreciation)	51,472,337	44,611,020
Net increase (decrease) in net assets from operations	74,583,417	46,411,354
Distributions to shareholders from:
Net investment income
Class III	—	(3,116,898)
Class IV	—	(35,538,281)
Total distributions from net investment income	—	(38,655,179)
Net share transactions (Note 7):
Class III	(30,443,024)	(1,295,354,534)
Class IV	(122,296,263)	1,687,179,844
Increase (decrease) in net assets resulting from net share transactions	(152,739,287)	391,825,310
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	84,331	121,944
Class IV	562,104	553,818
Increase in net assets resulting from purchase premiums and redemption fees	646,435	675,762
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(152,092,852)	392,501,072
Total increase (decrease) in net assets	(77,509,435)	400,257,247
Net assets:
Beginning of period	1,860,418,608	1,460,161,361
End of period (including accumulated undistributed net investment income of $10,094,093 and distributions in excess of net investment income of $393,793, respectively)	$1,782,909,173	$1,860,418,608

See accompanying notes to the financial statements.

8

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$10.42		$10.36	$10.26	$9.99	$9.63	$9.23
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.17	0.16	0.19	0.17	0.20
Net realized and unrealized gain (loss)	0.38		0.10	0.31	0.08	0.19	0.49
Total from investment operations	0.44		0.27	0.47	0.27	0.36	0.69
Less distributions to shareholders:
From net investment income	—		(0.21)	(0.37)	—	—	(0.29)
Total distributions	—		(0.21)	(0.37)	—	—	(0.29)
Net asset value, end of period	$10.86		$10.42	$10.36	$10.26	$9.99	$9.63
Total Return(b)	4.22	%**	2.64%	4.63%	2.70%	3.74%	7.61%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$142,569		$166,626	$1,460,161	$179,488	$74,841	$26,329
Net expenses to average daily net assets(c)	0.16	%*	0.15%	0.10%	0.18%	0.26%	0.64%
Net investment income to average daily net assets(a)	1.14	%*	1.66%	1.52%	1.94%	1.72%	2.06%
Portfolio turnover rate	33	%**	22%	40%	19%	11%	111%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.51	%*	0.53%	0.59%	0.62%	0.72%	0.94%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01	$0.02	$0.01	$0.01	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from March 2, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$10.41		$10.37
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.20
Net realized and unrealized gain (loss)	0.39		0.06
Total from investment operations	0.45		0.26
Less distributions to shareholders:
From net investment income	—		(0.22)
Total distributions	—		(0.22)
Net asset value, end of period	$10.86		$10.41
Total Return(b)	4.32	%**	2.54	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,640,340		$1,693,793
Net expenses to average daily net assets(c)	0.11	%*	0.10	%*
Net investment income to average daily net assets(a)	1.18	%*	1.93	%*
Portfolio turnover rate	33	%**	22	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.52	%*	0.53	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†(d)	$0.00		$0.00

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(d)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents porfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Alpha Only Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to outperform the Citigroup 3-Month Treasury Bill Index. The Fund invests primarily in shares of the GMO U.S. Equity Funds and the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund also may invest in shares of GMO Emerging Country Debt Fund ("ECDF"). In addition, the Fund may invest directly in securities of the type in which the underlying funds invest. The Fund invests directly or indirectly in sub-asset classes that it expects to outperform the relevant broader asset class, and seeks to hedge some or all of the expected return (and foreign currency exposure) of the broader asset class. To the extent that the Fund's hedges are effective, the performance of the Fund's portfolio is expected to have a low correlation to the performance of the broader global asset classes in which the Fund directly or indirectly invests. Instead, the Fund is expected to produce returns more like a short-term fixed income fund, with variation in return (alpha) resulting from aggregate outperformance or underperformance of the underlying funds and/or securities as well as the sub-asset classes in which the Fund invests relative to the relevant broader asset classes.

As of August 31, 2007, the Fund had two classes of shares outstanding: Class III and Class IV. Class IV shares commenced operations on March 2, 2006. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

11

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement

12

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

13

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the

14

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $6,598,186, $2,024,420, $23,713,990 and $38,646,828 expiring in 2012, 2013, 2014 and 2015, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2007, the Fund elected to defer to March 1, 2007 post-October currency losses of $1,407,725.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,645,315,637	$85,630,631	$—	$85,630,631

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

15

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.10% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007 and the estimated transaction costs of investing directly in securities. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e. changes in the percentage of Fund assets allocated to each underlying fund and direct investments). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $260,140 and $501,997 in purchase premiums and $386,295 and $173,765 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

16

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of

17

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying funds (excluding these Funds' Excluded Fund Fees and Expenses and, in the case of ECDF, excluding ECDF's fees and expenses of the independent trustees of the Trust, fees for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.442%	0.065%	0.507%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $8,039 and $5,704, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

18

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

4.  Purchase and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $521,720,770 and $557,628,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 81.02% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Two of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 1.12% of the Fund's shares were held by eight related parties comprised of certain GMO employee accounts, and 98.74% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,665,651	$28,752,302	11,398,240	$118,203,482
Shares issued to shareholders in reinvestment of distributions	—	—	233,076	2,410,625
Shares repurchased	(5,530,861)	(59,195,326)	(136,539,471)	(1,415,968,641)
Purchase premiums and redemption fees	—	84,331	—	121,944
Net increase (decrease)	(2,865,210)	$(30,358,693)	(124,908,155)	$(1,295,232,590)

19

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

	Six Months Ended August 31, 2007 (Unaudited)		Period from March 2, 2006 (commencement of operations) through February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	21,526,904	$232,044,638	177,462,267	$1,840,405,225
Shares issued to shareholders in reinvestment of distributions	—	—	3,436,637	35,538,033
Shares repurchased	(33,113,289)	(354,340,901)	(18,253,783)	(188,763,414)
Purchase premiums and redemption fees	—	562,104	—	553,818
Net increase (decrease)	(11,586,385)	$(121,734,159)	162,645,121	$1,687,733,662

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class VI	$194,843,664	$65,250,838	$114,694,000	$535,555	$11,010,283	$178,194,365
GMO International Growth Equity Fund, Class IV	397,932,659	119,018,063	122,229,000	—	13,629,063	400,474,824
GMO International Intrinsic Value Fund, Class IV	399,488,346	116,889,591	120,427,000	—	8,544,591	400,330,209
GMO U.S. Core Equity Fund, Class VI	421,080,896	152,291,666	130,466,000	3,887,968	21,390,698	420,274,741
GMO U.S. Quality Equity Fund, Class VI	228,372,215	68,270,612	69,812,000	1,897,019	1,672,593	225,572,129
Totals	$1,641,717,780	$521,720,770	$557,628,000	$6,320,542	$56,247,228	$1,624,846,268

20

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to some of the additional comparative data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those

21

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures,

22

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

23

GMO Alpha Only Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.67%	$1,000.00	$1,043.20	$3.44
2) Hypothetical	0.67%	$1,000.00	$1,021.77	$3.40
Class IV
1) Actual	0.62%	$1,000.00	$1,044.20	$3.19
2) Hypothetical	0.62%	$1,000.00	$1,022.02	$3.15

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

24

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.5%
Short-Term Investments	3.8
Options Purchased	0.5
Loan Participations	0.1
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Swaps	(0.1)
Written Options	(0.2)
Futures	(0.2)
Reverse Repurchase Agreements	(0.4)
Forward Currency Contracts	(0.6)
Other	1.5
100.0%
Country/Region Summary**	% of Investments
United States	73.3%
Sweden	19.9
Euro Region	11.4
Switzerland	10.1
Australia	9.5
Emerging	2.9
Canada	1.2
United Kingdom	(9.5)
Japan	(18.8)
100.0%

*   The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**   The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds.The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 10.9%
		Corporate Debt — 0.4%
	13,850,000	JP Morgan & Co. Series MTN, Variable Rate, CPI + 4.00%, (10.48%), due 02/15/12	15,265,608
		U.S. Government — 10.5%
	5,322,744	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a)	6,643,450
	62,890,263	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	62,497,199
	44,086,980	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	41,393,541
	22,042,440	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (b)	22,007,999
	20,534,000	U.S. Treasury Inflation Indexed Note, 2.00%, due 04/15/12 (a)	20,229,198
	10,147,770	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a)	9,917,860
	100,980,178	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/16 (a) (b)	98,029,663
	21,822,600	U.S. Treasury Inflation Indexed Note, 1.63%, due 01/15/15 (a)	20,690,553
	118,770,840	U.S. Treasury Inflation Indexed Note, 0.88%, due 04/15/10 (a)	113,611,732
		Total U.S. Government	395,021,195
		TOTAL DEBT OBLIGATIONS (COST $409,404,064)	410,286,803
		OPTIONS PURCHASED — 0.1%
		Currency Options — 0.1%
EUR	76,500,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	3,776,377
JPY	26,210,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	343,351
		Total Currency Options	4,119,728
		TOTAL OPTIONS PURCHASED (COST $3,649,654)	4,119,728

See accompanying notes to the financial statements.

2

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 89.2%
	Affiliated Issuers — 89.2%
10,482,749	GMO Emerging Country Debt Fund, Class III	109,020,592
96,461,373	GMO Short-Duration Collateral Fund	2,490,632,663
28,918	GMO Special Purpose Holding Fund (c) (d)	41,642
28,547,796	GMO World Opportunity Overlay Fund	752,519,892
	TOTAL MUTUAL FUNDS (COST $3,360,346,918)	3,352,214,789
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
3,501,598	Merrimac Cash Series-Premium Class	3,501,598
	TOTAL SHORT-TERM INVESTMENTS (COST $3,501,598)	3,501,598
	TOTAL INVESTMENTS — 100.3% (Cost $3,776,902,234)	3,770,122,918
	Other Assets and Liabilities (net) — (0.3%)	(12,002,842)
	TOTAL NET ASSETS — 100.0%	$3,758,120,076

See accompanying notes to the financial statements.

3

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/11/07	CHF	589,500,000	$487,951,727	$(1,139,375)
9/11/07	CHF	255,500,000	211,487,135	(1,692,498)
9/11/07	CHF	139,200,000	115,221,171	158,581
9/11/07	CHF	63,500,000	52,561,382	26,556
9/11/07	CHF	46,500,000	38,489,831	(405,703)
9/25/07	EUR	106,700,000	145,491,738	(574,284)
9/04/07	GBP	77,300,000	155,856,125	3,767,370
9/04/07	GBP	53,800,000	108,474,250	1,369,748
9/04/07	GBP	13,500,000	27,219,375	(141,304)
11/06/07	GBP	63,800,000	128,479,054	368,654
10/02/07	JPY	16,252,500,000	140,919,573	3,400,436
10/02/07	JPY	18,960,000,000	164,395,330	(1,081,040)
10/02/07	JPY	220,000,000	1,907,541	46,980
10/02/07	JPY	7,700,000,000	66,763,927	(811,366)
9/18/07	NZD	190,200,000	133,368,883	(11,045,437)
9/18/07	NZD	44,900,000	31,484,032	(4,456,757)
			$2,010,071,074	$(12,209,439)
Sales
10/16/07	AUD	140,200,000	$114,611,217	$5,399,983
10/16/07	AUD	30,400,000	24,851,505	934,991
10/16/07	AUD	47,500,000	38,830,477	1,170,223
10/23/07	CAD	90,700,000	85,969,221	159,906
9/11/07	CHF	20,300,000	16,803,087	61,974
9/11/07	CHF	29,400,000	24,335,506	128,613
9/25/07	EUR	586,400,000	799,590,957	8,812,022
9/25/07	EUR	24,400,000	33,270,838	236,218
9/25/07	EUR	48,500,000	66,132,608	335,866
9/25/07	EUR	24,900,000	33,952,617	(360,649)
9/04/07	GBP	47,200,000	95,167,000	745,751
9/04/07	GBP	25,400,000	51,212,750	371,922
9/04/07	GBP	8,200,000	16,533,250	22,140
9/04/07	GBP	63,800,000	128,636,750	(354,090)
10/02/07	JPY	101,400,000,000	879,202,877	(41,047,810)

See accompanying notes to the financial statements.

4

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/02/07	JPY	3,770,000,000	$32,688,312	$(1,081,743)
9/18/07	NZD	14,700,000	10,307,690	1,123,986
9/18/07	NZD	17,100,000	11,990,578	1,353,920
9/18/07	NZD	33,400,000	23,420,193	2,689,088
9/18/07	NZD	141,100,000	98,939,797	8,502,743
			$2,586,447,230	$(10,794,946)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
10/09/07	EUR	5,900,000	NOK	47,037,750	$26,248
10/09/07	EUR	191,900,000	NOK	1,534,950,530	1,716,954
10/30/07	SEK	307,008,000	EUR	32,800,000	147,867
					$1,891,069

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1,115	Australian Government Bond 10 Yr.	September 2007	$91,733,903	$1,959,577
2,793	Australian Government Bond 3 Yr.	September 2007	227,389,602	1,524,564
424	Canadian Government Bond 10 Yr.	December 2007	44,797,045	(177,939)
854	Euro BOBL	September 2007	125,672,126	2,293,601
1,820	Euro Bund	September 2007	282,069,392	7,679,899
				$13,279,702
Sales
548	Japanese Government Bond 10 Yr. (TSE)	September 2007	$640,571,725	$(17,236,220)
1,497	U.S. Long Bond (CBT)	December 2007	167,009,062	(1,338,505)
1,806	U.S. Treasury Note 10 Yr.	December 2007	196,938,656	(1,290,274)
2,981	U.S. Treasury Note 2 Yr. (CBT)	December 2007	614,551,781	(1,133,642)

See accompanying notes to the financial statements.

5

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
980	U.S. Treasury Note 5 Yr. (CBT)	December 2007	$104,569,063	$(646,555)
2,060	UK Gilt Long Bond	December 2007	444,629,499	(1,210,688)
				$(22,855,884)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
344,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month
						SEK STIBOR	$(473,289)
121,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(409,748)
243,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(822,883)
827,000,000	SEK	9/19/2012	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	(2,800,510)
590,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(1,997,946)
13,400,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(240,743)
204,700,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(3,677,613)
251,200,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(4,513,025)
111,000,000	SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(459,135)
54,100,000	AUD	9/17/2017	JP Morgan Chase Bank	Receive	6.83%	6 month AUD BBSW	633,772
190,200,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(1,138,069)
154,600,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(925,055)
					Premiums to (Pay) Receive	$14,366,784	$(16,824,244)

See accompanying notes to the financial statements.

6

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Market Value
259,006,106	USD	9/28/2007	Barclays	1 month	Barclays TIPS Index
			Bank PLC	LIBOR -0.05%	Total Return	$1,308,850
1,032,176,798	USD	12/31/2007	Barclays Bank PLC	1 month LIBOR -0.05%	Barclays TIPS Index Total Return	5,215,957
10,000,000	USD	12/31/2007	Lehman Brothers	1 month LIBOR -0.04%	Lehman Brothers 1-10 Year TIPS Index	59,399
1,025,911,048	USD	1/31/2008	Barclays Bank PLC	1 month LIBOR -0.05%	Barclays TIPS Index Total Return	5,184,294
255,854,582	USD	1/31/2008	Deutsche Bank AG	1 month LIBOR -0.05%	Deutsche TIPS Index Total Return	1,490,841
206,000,000	USD	2/29/2008	Barclays Bank PLC	1 month LIBOR -0.05%	Barclays TIPS Index Total Return	1,040,991
550,000,000	USD	2/29/2008	Barclays Bank PLC	1 month LIBOR -0.30%	Barclays TIPS Index Total Return	—
6,000,000	USD	2/29/2008	JPMorgan Chase Bank	1 month LIBOR -0.20%	Lehman Brothers 1-10 Year TIPS Index	—
				Premiums to (Pay) Receive	$—	$14,300,332

Notes to Schedule of Investments:

BBSW - Bank Bill Swap Reference Rate

CPI - Consumer Price Index

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

TIPS - Treasury Inflation Protected Securities

See accompanying notes to the financial statements.

7

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(c)  Bankrupt issuer.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

8

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $416,555,316) (Note 2)	$417,908,129
Investments in affiliated issuers, at value (cost $3,360,346,918) (Notes 2 and 8)	3,352,214,789
Receivable for Fund shares sold	60,000,000
Interest receivable	1,517,857
Unrealized appreciation on open forward currency contracts (Note 2)	43,078,740
Receivable for variation margin on open futures contracts (Note 2)	5,235,842
Receivable for open swap contracts (Note 2)	14,934,104
Receivable for closed swap contracts (Note 2)	2,552,414
Receivable for expenses reimbursed by Manager (Note 3)	105,006
Total assets	3,897,546,881
Liabilities:
Payable for investments purchased	52,732,818
Payable for Fund shares repurchased	2,782,412
Foreign currency due to custodian	1,036,107
Payable to affiliate for (Note 3):
Management fee	784,402
Shareholder service fee	205,645
Trustees and Chief Compliance Officer of GMO Trust fees	3,453
Unrealized depreciation on open forward currency contracts (Note 2)	64,192,056
Payable for open swap contracts (Note 2)	17,458,016
Accrued expenses	231,896
Total liabilities	139,426,805
Net assets	$3,758,120,076

See accompanying notes to the financial statements.

9

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,751,738,803
Accumulated undistributed net investment income	23,205,129
Accumulated net realized gain	8,753,160
Net unrealized depreciation	(25,577,016)
$3,758,120,076
Net assets attributable to:
Class III shares	$275,385,612
Class IV shares	$281,296,357
Class VI shares	$3,201,438,107
Shares outstanding:
Class III	10,861,703
Class IV	11,091,944
Class VI	126,191,223
Net asset value per share:
Class III	$25.35
Class IV	$25.36
Class VI	$25.37

See accompanying notes to the financial statements.

10

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Interest	$15,626,641
Dividends from affiliated issuers (Note 8)	13,200,594
Total investment income	28,827,235
Expenses:
Management fee (Note 3)	2,932,250
Shareholder service fee – Class III (Note 3)	193,818
Shareholder service fee – Class IV (Note 3)	79,332
Shareholder service fee – Class VI (Note 3)	530,396
Custodian, fund accounting agent and transfer agent fees	303,692
Audit and tax fees	32,660
Legal fees	20,700
Trustees fees and related expenses (Note 3)	10,241
Registration fees	3,588
Miscellaneous	11,500
Total expenses	4,118,177
Fees and expenses reimbursed by Manager (Note 3)	(365,792)
Indirectly incurred fees waived or borne by Manager (Note 3)	(147,762)
Shareholder service fee waived (Note 3)	(52,984)
Net expenses	3,551,639
Net investment income (loss)	25,275,596
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(5,160,711)
Investments in affiliated issuers	(419,640)
Realized gains distributions from affiliated issuers (Note 8)	2,227,867
Closed futures contracts	(34,054,570)
Closed swap contracts	76,059,120
Foreign currency, forward contracts and foreign currency related transactions	(9,932,577)
Net realized gain (loss)	28,719,489
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,650,277)
Investments in affiliated issuers	(7,088,689)
Open futures contracts	(690,037)
Open swap contracts	(21,177,219)
Foreign currency, forward contracts and foreign currency related transactions	(26,617,826)
Net unrealized gain (loss)	(58,224,048)
Net realized and unrealized gain (loss)	(29,504,559)
Net increase (decrease) in net assets resulting from operations	$(4,228,963)

See accompanying notes to the financial statements.

11

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Period from May 31, 2006 (commencement of operations) through February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$25,275,596	$54,489,316
Net realized gain (loss)	28,719,489	942,418
Change in net unrealized appreciation (depreciation)	(58,224,048)	32,647,032
Net increase (decrease) in net assets from operations	(4,228,963)	88,078,766
Distributions to shareholders from:
Net investment income
Class III	—	(9,719,161)
Class IV	—	(5,271,677)
Class VI	—	(58,674,899)
Total distributions from net investment income	—	(73,665,737)
Net realized gains
Class III	—	(511,535)
Class IV	—	(275,565)
Class VI	—	(3,015,693)
Total distributions from net realized gains	—	(3,802,793)
	—	(77,468,530)
Net share transactions (Note 7):
Class III	15,679,873	258,555,425
Class IV	187,211,804	94,165,574
Class VI	1,329,627,840	1,866,498,287
Increase (decrease) in net assets resulting from net share transactions	1,532,519,517	2,219,219,286
Total increase (decrease) in net assets	1,528,290,554	2,229,829,522
Net assets:
Beginning of period	2,229,829,522	—
End of period (including accumulated undistributed net investment income of $23,205,129 and distributions in excess of net investment income of $2,070,467, respectively)	$3,758,120,076	$2,229,829,522

See accompanying notes to the financial statements.

12

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from June 29, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$25.47		$24.96
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28		0.75
Net realized and unrealized gain (loss)	(0.40)		0.68
Total from investment operations	(0.12)		1.43
Less distributions to shareholders:
From net investment income	—		(0.87)
From net realized gains	—		(0.05)
Total distributions	—		(0.92)
Net asset value, end of period	$25.35		$25.47
Total Return(b)	(0.47	)%**	5.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$275,386		$260,205
Net expenses to average daily net assets(c)	0.38	%*	0.39	%*
Net investment income to average daily net assets(a)	2.17	%*	4.37	%*
Portfolio turnover rate	37	%**	37	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from July 18, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$25.48		$25.07
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.65
Net realized and unrealized gain (loss)	(0.39)		0.69
Total from investment operations	(0.12)		1.34
Less distributions to shareholders:
From net investment income	—		(0.88)
From net realized gains	—		(0.05)
Total distributions	—		(0.93)
Net asset value, end of period	$25.36		$25.48
Total Return(b)	(0.47	)%**	5.39	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$281,296		$94,783
Net expenses to average daily net assets(c)	0.33	%*	0.33	%*
Net investment income to average daily net assets(a)	2.13	%*	4.10	%*
Portfolio turnover rate	37	%**	37	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2007 (Unaudited)		Period from May 31, 2006 (commencement of operations) through February 28, 2007
Net asset value, beginning of period	$25.48		$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.83
Net realized and unrealized gain (loss)	(0.38)		0.60
Total from investment operations	(0.11)		1.43
Less distributions to shareholders:
From net investment income	—		(0.90)
From net realized gains	—		(0.05)
Total distributions	—		(0.95)
Net asset value, end of period	$25.37		$25.48
Total Return(b)	(0.43	)%**	5.75	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,201,438		$1,874,841
Net expenses to average daily net assets(c)	0.29	%*	0.29	%*
Net investment income to average daily net assets(a)	2.15	%*	4.33	%*
Portfolio turnover rate	37	%**	37	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Inflation Indexed Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the Lehman Brothers U.S. Treasury Inflation Notes Index. The Fund primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest a substantial portion of its assets in shares of Short-Duration Collateral Fund; in inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury (TIPS), and inflation indexed bonds issued by corporations; in shares of World Opportunity Overlay Fund; in futures contracts, swap contracts, currency forwards, currency options and other types of derivatives; up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities), primarily through investment in shares of Emerging Country Debt Fund; and in non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. Government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position).

As of August 31, 2007, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Class VI, Class III and Class IV commenced operations on May 31, 2006, June 29, 2006 and July 18, 2006, respectively. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund and GMO World Opportunity Overlay Fund are not publicly available.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements

16

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $177,138 in conjunction with a settlement agreement related to the default of those asset-backed securities.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

17

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the

18

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

19

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Indexed securities

The Fund invests in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their

20

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

21

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has adopted a tax year-end of December 31. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,778,144,285	$8,249,998	$(16,271,365)	$(8,021,367)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

22

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Recently issues accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect

23

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.014%	0.005%	0.048%	0.067%

24

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $7,665 and $5,428, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2007, cost of purchases and proceeds from sales of investments, other than short-term obligations and class exchanges, were as follows:

	Purchases	Sales
U.S. Government securities	$150,592,653	$104,702,085
Investments (non-U.S. Government securities)	2,351,566,919	800,920,593

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 62.33% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is a fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.02% of the Fund's shares were held by thirteen related parties comprised of certain GMO employee accounts, and 94.94% of the Fund's shares were held by accounts for which the Manager has investment discretion.

25

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Period from June 29, 2006 (commencement of operations) through February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,495,887	$139,138,912	15,451,865	$389,950,136
Shares issued to shareholders in reinvestment of distributions	—	—	316,658	7,932,294
Shares repurchased	(4,848,896)	(123,459,039)	(5,553,811)	(139,327,005)
Net increase (decrease)	646,991	$15,679,873	10,214,712	$258,555,425
	Six Months Ended August 31, 2007 (Unaudited)		Period from July 18, 2006 (commencement of operations) through February 28, 2007
Class IV:	Shares	Amount	Shares	Amount
Shares sold	7,496,338	$190,386,804	7,531,845	$189,718,619
Shares issued to shareholders in reinvestment of distributions	—	—	221,447	5,547,242
Shares repurchased	(124,966)	(3,175,000)	(4,032,720)	(101,100,287)
Net increase (decrease)	7,371,372	$187,211,804	3,720,572	$94,165,574
	Six Months Ended August 31, 2007 (Unaudited)		Period from May 31, 2006 (commencement of operations) through February 28, 2007
Class VI:	Shares	Amount	Shares	Amount
Shares sold	78,317,406	$1,982,917,910	71,907,875	$1,824,498,863
Shares issued to shareholders in reinvestment of distributions	—	—	2,462,698	61,690,592
Shares repurchased	(25,719,558)	(653,290,070)	(777,198)	(19,691,168)
Net increase (decrease)	52,597,848	$1,329,627,840	73,593,375	$1,866,498,287

26

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$66,616,399	$65,684,090	$19,200,000	$1,033,361	$2,050,729	$109,020,592
GMO Short-Duration Collateral Fund	1,294,006,779	1,842,667,233	641,900,000	12,167,233	—	2,490,632,663
GMO Special Purpose Holding Fund	40,775	—	—	—	177,138	41,642
GMO World Opportunity Overlay Fund	447,312,841	441,725,000	137,230,000	—	—	752,519,892
Totals	$1,807,976,794	$2,350,076,323	$798,330,000	$13,200,594	$2,227,867	$3,352,214,789

27

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance since inception in 2006, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the

28

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's

29

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

30

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

31

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.45%	$1,000.00	$995.30	$2.26
2) Hypothetical	0.45%	$1,000.00	$1,022.87	$2.29
Class IV
1) Actual	0.40%	$1,000.00	$995.30	$2.01
2) Hypothetical	0.40%	$1,000.00	$1,023.13	$2.03
Class VI
1) Actual	0.36%	$1,000.00	$995.70	$1.81
2) Hypothetical	0.36%	$1,000.00	$1,023.33	$1.83

*  Expenses are calculated using each Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

32

GMO International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	94.2%
Short-Term Investments	4.1
Futures	1.2
Forward Currency Contracts	0.9
Options Purchased	0.5
Loan Participations	0.1
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Written Options	(0.2)
Swaps	(0.3)
Reverse Repurchase Agreements	(0.4)
Other	(0.2)
100.0%
Country / Region Summary**	% of Investments
Euro Region	62.8%
Sweden	21.1
Japan	19.6
Australia	10.1
Switzerland	9.9
Canada	3.9
Emerging	3.0
United Kingdom	(0.9)
United States	(29.5)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

1

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 4.0%
		Australia — 0.1%
		Asset-Backed Securities
USD	533,624	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.55%, due 12/21/33	531,378
		Canada — 1.4%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,927,519
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,486,458
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,288,705
		Total Canada	7,702,682
		United Kingdom — 0.1%
		Asset-Backed Securities
GBP	81,530	RMAC, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 6.29%, due 06/12/35	164,616
GBP	199,132	RMAC, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 6.24%, due 09/12/35	401,420
		Total United Kingdom	566,036
		United States — 2.4%
		U.S. Government
USD	7,737,540	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,714,569
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (a)	5,000,000
		Total United States	12,714,569
		TOTAL DEBT OBLIGATIONS (COST $19,314,925)	21,514,665

See accompanying notes to the financial statements.

2

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Principal Amount / Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.1%
		Currency Options — 0.1%
EUR	15,100,000	EUR Call/USD Put, Expires 10/23/07, Strike 1.32	745,402
JPY	3,680,000,000	JPY Put/USD Call, Expires 01/22/08, Strike 123.00	48,208
		Total Currency Options	793,610
		TOTAL OPTIONS PURCHASED (COST $635,453)	793,610
		MUTUAL FUNDS — 95.2%
		United States — 95.2%
		Affiliated Issuers
	1,563,923	GMO Emerging Country Debt Fund, Class III	16,264,799
	14,993,311	GMO Short-Duration Collateral Fund	387,127,297
	37,466	GMO Special Purpose Holding Fund (c) (d)	53,951
	4,082,795	GMO World Opportunity Overlay Fund	107,622,486
		Total United States	511,068,533
		TOTAL MUTUAL FUNDS (COST $507,557,496)	511,068,533
		SHORT-TERM INVESTMENTS — 0.2%
		Money Market Funds — 0.2%
	1,283,734	Merrimac Cash Series-Premium Class	1,283,734
		TOTAL SHORT-TERM INVESTMENTS (COST $1,283,734)	1,283,734
		TOTAL INVESTMENTS — 99.5% (Cost $528,791,608)	534,660,542
		Other Assets and Liabilities (net) — 0.5%	2,445,474
		TOTAL NET ASSETS — 100.0%	$537,106,016

See accompanying notes to the financial statements.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement	Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
	9/11/07	CHF	72,500,000	$60,011,027	$345,102
	9/11/07	CHF	30,500,000	25,246,018	22,339
	9/11/07	CHF	16,200,000	13,409,361	6,775
	9/11/07	CHF	35,100,000	29,053,614	(332,362)
	9/11/07	CHF	13,900,000	11,505,562	(121,275)
	9/25/07	EUR	132,600,000	180,807,914	(2,152,240)
	9/25/07	EUR	10,100,000	13,771,945	(97,779)
	9/25/07	EUR	2,600,000	3,545,253	(21,578)
	9/04/07	GBP	42,300,000	85,287,375	2,061,575
	9/04/07	GBP	900,000	1,814,625	22,914
	9/04/07	GBP	1,400,000	2,822,750	(45,528)
	11/06/07	GBP	26,600,000	53,566,502	153,702
	10/02/07	JPY	11,410,000,000	98,932,000	4,188,838
	10/02/07	JPY	1,480,000,000	12,832,547	5,206
	10/02/07	JPY	1,710,000,000	14,826,794	(153,350)
	10/02/07	JPY	170,000,000	1,474,009	36,303
	9/18/07	NZD	38,300,000	26,856,090	(2,227,846)
	9/18/07	NZD	8,300,000	5,819,988	(823,855)
				$641,583,374	$866,941
Sales
	10/16/07	AUD	16,500,000	$13,488,481	$635,519
	10/16/07	AUD	1,800,000	1,471,471	55,361
	10/16/07	AUD	10,500,000	8,583,579	258,681
	10/23/07	CAD	3,200,000	3,033,093	5,641
	9/11/07	CHF	4,000,000	3,310,953	(67,780)
	9/11/07	CHF	4,600,000	3,807,596	28,015
	9/11/07	CHF	5,000,000	4,138,691	21,874
	9/25/07	EUR	8,400,000	11,453,895	58,171
	9/25/07	EUR	21,900,000	29,861,941	102,667

See accompanying notes to the financial statements.

4

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
9/25/07	EUR	1,400,000	$1,908,983	$(20,278)
9/04/07	GBP	9,400,000	18,952,750	64,992
9/04/07	GBP	6,900,000	13,912,125	108,242
9/04/07	GBP	1,700,000	3,427,625	7,633
9/04/07	GBP	26,600,000	53,632,250	(147,630)
9/18/07	NZD	4,200,000	2,945,054	321,139
9/18/07	NZD	3,600,000	2,524,332	285,036
9/18/07	NZD	6,300,000	4,417,581	507,223
9/18/07	NZD	26,200,000	18,371,529	1,696,729
			$199,241,929	$3,921,235

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
10/09/07	EUR	28,800,000	NOK	230,362,560	$257,677
10/09/07	EUR	200,000	NOK	1,594,500	890
10/30/07	EUR	600,000	SEK	5,616,000	(2,705)
					$255,862

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
172	Australian Government Bond 10 Yr.	September 2007	$14,150,880	$312,697
428	Australian Government Bond 3 Yr.	September 2007	34,845,238	246,119
161	Canadian Government Bond 10 Yr.	December 2007	17,010,199	(67,566)
674	Euro BOBL	September 2007	99,183,855	1,414,714
1,348	Euro Bund	September 2007	208,917,329	3,893,209
2,000	Federal Fund 30 day	September 2007	791,771,670	(15,147)
82	Japanese Government Bond 10 Yr. (TSE)	September 2007	95,851,974	1,444,750
				$7,228,776

See accompanying notes to the financial statements.

5

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
218	U.S. Long Bond (CBT)	December 2007	$24,320,625	$(194,919)
265	U.S. Treasury Note 10 Yr.	December 2007	28,897,422	(189,326)
468	U.S. Treasury Note 2 Yr. (CBT)	December 2007	96,481,125	(177,975)
142	U.S. Treasury Note 5 Yr. (CBT)	December 2007	15,151,844	(93,685)
37	UK Gilt Long Bond	December 2007	7,986,063	(21,745)
				$(677,650)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Market Value
103,000,000	SEK	9/19/2009	Deutsche Bank AG	Receive	4.00%	3 month SEK STIBOR	$(141,712)
90,000,000	SEK	9/19/2012	Barclays Bank PLC	Receive	4.15%	3 month SEK STIBOR	(304,771)
95,000,000	SEK	9/19/2012	Citigroup	Receive	4.15%	3 month SEK STIBOR	(321,703)
26,000,000	SEK	9/19/2012	Deutsche Bank AG	Receive	4.15%	3 month SEK STIBOR	(88,045)
8,000,000	SEK	9/19/2012	JP Morgan Chase Bank	Receive	4.15%	3 month SEK STIBOR	(27,091)
3,800,000	CHF	9/19/2012	Citigroup	Receive	2.70%	6 month CHF LIBOR	(68,270)
34,300,000	CHF	9/19/2012	Deutsche Bank AG	Receive	2.70%	6 month CHF LIBOR	(616,229)
28,200,000	CHF	9/19/2012	JP Morgan Chase Bank	Receive	2.70%	6 month CHF LIBOR	(506,638)
59,000,000	SEK	9/19/2014	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(244,045)
8,200,000	AUD	9/17/2017	JP Morgan Chase Bank	Receive	6.83%	6 month AUD BBSW	96,061
25,800,000	SEK	9/19/2017	Deutsche Bank AG	Receive	4.25%	3 month SEK STIBOR	(154,375)
24,400,000	SEK	9/19/2017	JP Morgan Chase Bank	Receive	4.25%	3 month SEK STIBOR	(145,998)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 month Floating Rate EUR LIBOR	1,016,525
					Premiums to (Pay) Receive	$1,050,306	$(1,506,291)

See accompanying notes to the financial statements.

6

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

LIBOR - London Interbank Offered Rate

RMAC - Residential Mortgage Acceptance Corp.

STIBOR - Stockholm Interbank Offered Rate

Variable rate - The rates shown on variable rate notes are the current interest rates at August 31, 2007, which are subject to change based on the terms of the security.

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)  Bankrupt issuer.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $21,234,112) (Note 2)	$23,592,009
Investments in affiliated issuers, at value (cost $507,557,496) (Notes 2 and 8)	511,068,533
Foreign currency, at value (cost $34,117) (Note 2)	34,222
Dividends and interest receivable	496,235
Unrealized appreciation on open forward currency contracts (Note 2)	11,258,244
Interest receivable for open swap contracts	100,452
Receivable for open swap contracts (Note 2)	1,112,586
Other expense reimbursement from Manager (Note 2)	830,768
Receivable for expenses reimbursed by Manager (Note 3)	31,190
Total assets	548,524,239
Liabilities:
Payable for investments purchased	1,200,000
Payable to affiliate for (Note 3):
Management fee	115,361
Shareholder service fee	69,217
Trustees and Chief Compliance Officer of GMO Trust fees	985
Unrealized depreciation on open forward currency contracts (Note 2)	6,214,206
Payable for open swap contracts (Note 2)	2,618,877
Payable for variation margin on open futures contracts (Note 2)	275,165
Accrued expenses	924,412
Total liabilities	11,418,223
Net assets	$537,106,016
Net assets consist of:
Paid-in capital	$559,506,766
Distributions in excess of net investment income	(8,449,740)
Accumulated net realized loss	(31,003,851)
Net unrealized appreciation	17,052,841
$537,106,016
Net assets attributable to:
Class III shares	$537,106,016
Shares outstanding:
Class III	56,982,013
Net asset value per share:
Class III	$9.43

See accompanying notes to the financial statements.

8

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,911,580
Interest	882,349
Total investment income	3,793,929
Expenses:
Management fee (Note 3)	624,259
Shareholder service fee – Class III (Note 3)	374,556
Custodian, fund accounting agent and transfer agent fees	94,852
Audit and tax fees	31,740
Legal fees	6,808
Trustees fees and related expenses (Note 3)	2,707
Registration fees	1,288
Miscellaneous	3,312
Total expenses	1,139,522
Fees and expenses reimbursed by Manager (Note 3)	(135,424)
Indirectly incurred fees waived or borne by Manager (Note 3)	(32,516)
Shareholder service fee waived (Note 3)	(11,691)
Net expenses	959,891
Net investment income (loss)	2,834,038
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,126,990)
Investments in affiliated issuers	2,249,814
Realized gains distributions from affiliated issuers (Note 8)	651,028
Closed futures contracts	(13,094,054)
Closed swap contracts	(1,300,352)
Foreign currency, forward contracts and foreign currency related transactions	(2,301,508)
Net realized gain (loss)	(14,922,062)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	440,179
Investments in affiliated issuers	251,812
Open futures contracts	9,927,699
Open swap contracts	(2,232,975)
Foreign currency, forward contracts and foreign currency related transactions	6,247,395
Net unrealized gain (loss)	14,634,110
Net realized and unrealized gain (loss)	(287,952)
Net increase (decrease) in net assets resulting from operations	$2,546,086

See accompanying notes to the financial statements.

9

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,834,038	$18,495,917
Net realized gain (loss)	(14,922,062)	20,285,772
Change in net unrealized appreciation (depreciation)	14,634,110	(3,538,755)
Net increase (decrease) in net assets from operations	2,546,086	35,242,934
Distributions to shareholders from:
Net investment income
Class III	(18,500,709)	(23,666,074)
Net realized gains
Class III	—	(3,983,947)
	(18,500,709)	(27,650,021)
Net share transactions (Note 7):
Class III	103,582,374	19,357,480
Total increase (decrease) in net assets	87,627,751	26,950,393
Net assets:
Beginning of period	449,478,265	422,527,872
End of period (including distributions in excess of net investment income of $8,449,740 and accumulated undistributed net investment income of $7,216,931, respectively)	$537,106,016	$449,478,265

See accompanying notes to the financial statements.

10

GMO International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$9.73		$9.57	$10.61	$10.38	$9.94	$9.05
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.41	0.21	0.17	0.20	0.20
Net realized and unrealized gain (loss)	(0.00	)(b)	0.38	(0.93)	1.02	1.94	2.00
Total from investment operations	0.05		0.79	(0.72)	1.19	2.14	2.20
Less distributions to shareholders:
From net investment income	(0.35)		(0.54)	(0.31)	(0.91)	(0.71)	(1.31)
From net realized gains	—		(0.09)	(0.01)	(0.05)	(0.99)	—
Total distributions	(0.35)		(0.63)	(0.32)	(0.96)	(1.70)	(1.31)
Net asset value, end of period	$9.43		$9.73	$9.57	$10.61	$10.38	$9.94
Total Return(c)	0.57	%**	8.32%	(6.83)%	11.81%	23.17%	25.17%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$537,106		$449,478	$422,528	$438,365	$271,015	$122,521
Net expenses to average daily net assets(d)	0.38	%*	0.39%	0.39%	0.39%	0.39%	0.38%
Net investment income to average daily net assets(a)	1.13	%*	4.17%	2.13%	1.65%	1.98%	1.96%
Portfolio turnover rate	16	%**	32%	36%	51%	26%	40%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*	0.26%††	0.08%	0.09%	0.12%	0.11%

(a)  Net investment income is affected by the timing of the declaration of the dividends by the underlying funds in which the Fund invests.

(b)  Net realized and unrealized gain (loss) was less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

††  Includes 0.19% non-recurring Internal Revenue Code Section 860 expense reimbursed by the Manager (Note 2).

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of the JPMorgan Non-U.S. Government Bond Index. The Fund typically invests in fixed income securities included in the JPMorgan Non-U.S. Government Bond Index and in securities with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest a substantial portion of its total assets in shares of Short-Duration Collateral Fund; in futures contracts, currency options, currency forwards, swap contracts, and other types of derivatives; in investment-grade bonds denominated in various currencies, including foreign and U.S. government securities and asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; in shares of World Opportunity Overlay Fund; and up to 5% of the Fund's total assets in sovereign debt of emerging countries (including below investment grade securities), primarily through investment in shares of Emerging Country Debt Fund ("ECDF").

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market

12

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. For the period ended August 31, 2007, the Fund indirectly received $229,497 in conjunction with a settlement agreement related to the default of those asset-backed securities.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may

13

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

14

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's

15

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold under the agreement may decline below the price at which the Fund is obligated to repurchase under the agreement. The market value of the securities the Fund

16

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2007, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $23,687,952 expiring in 2015. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2007, the Fund elected to defer to March 1, 2007 post-October capital losses of $1,384,814.

17

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$531,714,424	$3,721,815	$(775,697)	$2,946,118

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

On October 12, 2006, the Fund paid a dividend under Code Section 860 of $0.092 per share to shareholders of record as of October 11, 2006. It is anticipated the Fund will be required to make a payment, estimated to be, $830,768 to the Internal Revenue Service ("IRS") related to such dividend, which has been included in accrued expenses on the Statement of Assets and Liabilities. The Manager will make a reimbursement payment to the Fund concurrent with the Fund's payment to the IRS.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

18

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

19

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2008 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's Excluded Fund Fees and Expenses), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.004%	0.049%	0.068%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $2,063 and $1,564, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $161,967,397 and $76,318,174, respectively.

20

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 49.71% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 2.81% of the Fund's shares were held by four related parties comprised of certain GMO employee accounts, and 43.86% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	12,759,458	$122,847,475	8,919,195	$87,630,458
Shares issued to shareholders in reinvestment of distributions	1,906,152	17,746,275	2,731,073	26,403,882
Shares repurchased	(3,883,721)	(37,011,376)	(9,612,832)	(94,676,860)
Net increase (decrease)	10,781,889	$103,582,374	2,037,436	$19,357,480

21

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$14,983,428	$3,233,941	$1,400,000	$212,409	$421,531	$16,264,799
GMO Short-Duration Collateral Fund	316,596,798	128,199,170	59,400,000	2,699,171	—	387,127,297
GMO Special Purpose Holding Fund	52,827	—	—	—	229,497	53,951
GMO World Opportunity Overlay Fund	90,176,123	30,325,000	14,200,000	—	—	107,622,486
Totals	$421,809,176	$161,758,111	$75,000,000	$2,911,580	$651,028	$511,068,533

22

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating

23

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding asset-based fees paid by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the

24

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

25

GMO International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.45%	$1,000.00	$1,005.70	$2.27
2) Hypothetical	0.45%	$1,000.00	$1,022.87	$2.29

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

26

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	49.8%
Debt Obligations	35.0
Cash and Cash Equivalents	19.1
Short-Term Investments	5.4
Preferred Stocks	2.4
Options Purchased	0.2
Loan Participations	0.1
Private Equity Securities	0.1
Investment Funds	0.1
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Convertible Securities	0.0
Forward Currency Contracts	(0.0)
Written Options	(0.1)
Reverse Repurchase Agreements	(0.4)
Futures	(8.8)
Swaps	(9.8)
Other	6.8
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Country / Region Summary**	% of Investments
United States	66.9%
Sweden	7.4
Korea	5.9
Taiwan	5.1
Brazil	4.1
Switzerland	3.9
Euro Region	3.4
Australia	3.3
China	2.3
Mexico	1.4
Malaysia	1.2
Russia	1.0
Thailand	1.0
Philippines	0.9
Turkey	0.8
India	0.6
Poland	0.6
South Africa	0.6
Canada	0.4
Israel	0.4
Argentina	0.2
Colombia	0.2
Indonesia	0.2
Ukraine	0.2
Uruguay	0.2
Venezuela	0.2
Hungary	0.1
Hong Kong	(0.1)
United Kingdom	(4.4)
Japan	(8.0)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

2

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
25,122,640	GMO Alpha Only Fund, Class IV	273,083,099
636,827	GMO Alternative Asset Opportunity Fund	17,850,261
2,492,521	GMO Emerging Country Debt Fund, Class IV	25,922,219
10,030,503	GMO Emerging Markets Fund, Class VI	241,233,608
11,572,616	GMO Inflation Indexed Plus Bond Fund, Class VI	293,597,267
3,763,812	GMO Special Situations Fund, Class VI	77,534,518
6,408,296	GMO Strategic Fixed Income Fund, Class VI	161,937,637
11,632,133	GMO U.S. Quality Equity Fund, Class VI	259,396,556
	TOTAL MUTUAL FUNDS (COST $1,270,445,425)	1,350,555,165
	SHORT-TERM INVESTMENTS — 0.0%
38,097	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $38,115 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.75%, maturity date of 05/15/17 and a market value, iuncluding accrued interest, of $41,244.	38,097
	TOTAL SHORT-TERM INVESTMENTS (COST $38,097)	38,097
	TOTAL INVESTMENTS — 100.0% (Cost $1,270,483,522)	1,350,593,262
	Other Assets and Liabilities (net) — (0.0%)	(52,644)
	TOTAL NET ASSETS — 100.0%	$1,350,540,618

Notes to Schedule of Investments:

As of August 31, 2007, 21.16% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $38,097) (Note 2)	$38,097
Investments in affiliated issuers, at value (cost $1,270,445,425) (Notes 2 and 8)	1,350,555,165
Receivable for investments sold	923,322
Receivable for expenses reimbursed by Manager (Note 3)	9,827
Total assets	1,351,526,411
Liabilities:
Payable for Fund shares repurchased	923,322
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	2,410
Accrued expenses	60,061
Total liabilities	985,793
Net assets	$1,350,540,618
Net assets consist of:
Paid-in capital	$1,165,616,181
Distributions in excess of net investment income	(3,113,577)
Accumulated net realized gain	107,928,274
Net unrealized appreciation	80,109,740
$1,350,540,618
Net assets attributable to:
Class III shares	$1,350,540,618
Shares outstanding:
Class III	48,369,175
Net asset value per share:
Class III	$27.92

See accompanying notes to the financial statements.

4

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,895,171
Interest	622
Total investment income	2,895,793
Expenses:
Custodian, fund accounting agent and transfer agent fees	26,579
Audit and tax fees	14,076
Legal fees	15,272
Trustees fees and related expenses (Note 3)	7,685
Registration fees	1,012
Miscellaneous	8,465
Total expenses	73,089
Fees and expenses reimbursed by Manager (Note 3)	(58,420)
Net expenses	14,669
Net investment income (loss)	2,881,124
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	81,495,074
Realized gains distributions from affiliated issuers (Note 8)	26,278,309
Net realized gain (loss)	107,773,383
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(16,215,928)
Net realized and unrealized gain (loss)	91,557,455
Net increase (decrease) in net assets resulting from operations	$94,438,579

See accompanying notes to the financial statements.

5

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,881,124	$36,545,339
Net realized gain (loss)	107,773,383	88,320,293
Change in net unrealized appreciation (depreciation)	(16,215,928)	(12,988,280)
Net increase (decrease) in net assets from operations	94,438,579	111,877,352
Distributions to shareholders from:
Net investment income
Class III	(3,177,365)	(52,951,501)
Net realized gains
Class III	(43,330,259)	(93,632,773)
	(46,507,624)	(146,584,274)
Net share transactions (Note 7):
Class III	6,121,706	123,416,222
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	91,508	62,428
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	6,213,214	123,478,650
Total increase (decrease) in net assets	54,144,169	88,771,728
Net assets:
Beginning of period	1,296,396,449	1,207,624,721
End of period (including distributions in excess of net investment income of $3,113,577 and $2,817,336, respectively)	$1,350,540,618	$1,296,396,449

See accompanying notes to the financial statements.

6

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004(a)
Net asset value, beginning of period	$26.92		$27.76	$26.50	$24.28	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.06	†	0.80 †	1.26 †	0.98 †	0.61
Net realized and unrealized gain (loss)	1.93		1.63	2.93	3.00	4.53
Total from investment operations	1.99		2.43	4.19	3.98	5.14
Less distributions to shareholders:
From net investment income	(0.07)		(1.16)	(1.51)	(0.99)	(0.75)
From net realized gains	(0.92)		(2.11)	(1.42)	(0.77)	(0.11)
Total distributions	(0.99)		(3.27)	(2.93)	(1.76)	(0.86)
Net asset value, end of period	$27.92		$26.92	$27.76	$26.50	$24.28
Total Return(c)	7.37	%**	9.31%	16.50%	16.74%	25.92	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,350,541		$1,296,396	$1,207,625	$1,068,099	$287,490
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00	%*
Net investment income to average daily net assets(b)	0.43	%*	2.94%	4.64%	3.92%	5.05	%*
Portfolio turnover rate	33	%**	45%	47%	50%	24	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.07	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00 (f)	$0.00 (f)	$0.07	$0.13

(a)  Period from July 23, 2003 (commencement of operations) through February 29, 2004.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemptions fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Benchmark-Free Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks a positive total return. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund seeks positive return, not relative return). The Fund is a fund of funds and invests in shares of other GMO Funds ("underlying funds"), which may include the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund. The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying funds that primarily invest in a single asset class. In addition, the Fund is not restricted in its exposure to any particular market.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are

8

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,274,958,413	$76,126,580	$(491,731)	$75,634,849

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchase and redemption of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were 0.21% and 0.21%, of the amount invested or redeemed, respectively. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund

10

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

received $475 and $15,111 in purchase premiums and $91,033 and $47,317 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge a management or shareholder service fee from the Fund, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act)), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.491%	0.070%	0.025%	0.586%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $5,845 and $3,956, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $441,750,119 and $452,882,985, respectively.

12

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 14.20% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2007, 1.40% of the Fund's shares were held by eighteen related parties comprised of certain GMO employee accounts, and 96.98% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	11,636	$320,032	230,453	$6,218,922
Shares issued to shareholders in reinvestment of distributions	1,563,264	44,052,781	5,166,625	136,960,268
Shares repurchased	(1,365,692)	(38,251,107)	(737,840)	(19,762,968)
Purchase premiums and redemption fees	—	91,508	—	62,428
Net increase (decrease)	209,208	$6,213,214	4,659,238	$123,478,650

13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$298,510,368	$31,019,000	$68,925,486	$—	$—	$273,083,099
GMO Alternative Asset Opportunity Fund	52,680,617	—	33,755,731	—	—	17,850,261
GMO Emerging Country Debt Fund, Class IV	27,366,474	1,062,997	1,747,200	357,443	705,554	25,922,219
GMO Emerging Markets Fund, Class VI	350,694,222	22,408,691	175,345,352	1,039,429	21,369,262	241,233,608
GMO Inflation Indexed Plus Bond Fund, Class VI	162,776,234	134,049,600	2,850,983	—	—	293,597,267
GMO International Growth Equity Fund, Class IV	39,254,064	1,415,956	42,470,420	—	1,415,956	—
GMO International Intrinsic Value Fund, Class IV	38,941,954	889,041	41,771,769	—	889,041	—
GMO International Small Companies Fund, Class III	13,336,722	461,656	13,265,466	—	461,656	—
GMO Special Situations Fund, Class VI	—	75,276,231	—	—	—	77,534,518
GMO Strategic Fixed Income Fund, Class VI	225,145,879	6,571,544	71,349,036	—	—	161,937,637
GMO U.S. Quality Equity Fund, Class VI	87,702,351	168,595,403	1,401,542	1,498,299	1,436,840	259,396,556
Totals	$1,296,408,885	$441,750,119	$452,882,985	$2,895,171	$26,278,309	$1,350,555,165

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees considered that the Fund seeks a positive total return and does not seek to outperform a particular securities market index or blend of market indices. The Trustees also considered the Fund's investment performance as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including a one-year period and for the life of the Fund, and information prepared by the third-party data services, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.59%	$1,000.00	$1,073.70	$3.08
2	) Hypothetical	0.59%	$1,000.00	$1,022.17	$3.00

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

18

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	57.7%
Debt Obligations	29.8
Cash and Cash Equivalents	9.8
Short-Term Investments	4.7
Preferred Stocks	1.6
Options Purchased	0.1
Private Equity Securities	0.1
Loan Participations	0.1
Investment Funds	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Convertible Securities	0.0
Written Options	(0.1)
Forward Currency Contracts	(0.1)
Reverse Repurchase Agreements	(0.2)
Swaps	(4.5)
Futures	(5.0)
Other	6.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Country / Region Summary**	% of Investments
United States	44.2%
Euro Region	16.8
Sweden	7.0
United Kingdom	4.8
Switzerland	4.4
Australia	4.3
Korea	3.0
Taiwan	2.6
Japan	2.2
Brazil	2.1
China	1.2
Singapore	1.0
Mexico	0.7
Canada	0.6
Hong Kong	0.6
Malaysia	0.6
Philippines	0.5
Russia	0.5
Thailand	0.5
India	0.4
Turkey	0.3
Denmark	0.2
Indonesia	0.2
Israel	0.2
Norway	0.2
Poland	0.2
South Africa	0.2
Columbia	0.1
Hungary	0.1
Ukraine	0.1
Uruguay	0.1
Venezuela	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

2

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
34,090,352	GMO Alpha Only Fund, Class IV	370,562,131
5,850,131	GMO Core Plus Bond Fund, Class IV	58,033,301
2,917,240	GMO Domestic Bond Fund, Class VI	28,968,190
1,546,872	GMO Emerging Countries Fund, Class III	27,333,229
1,150,467	GMO Emerging Country Debt Fund, Class IV	11,964,860
14,739,950	GMO Emerging Markets Fund, Class VI	354,495,794
23,356,547	GMO Inflation Indexed Plus Bond Fund, Class VI	592,555,595
2,303,752	GMO International Bond Fund, Class III	21,724,380
11,888,655	GMO International Core Equity Fund, Class VI	491,476,986
9,277,833	GMO International Growth Equity Fund, Class IV	302,179,025
8,176,639	GMO International Intrinsic Value Fund, Class IV	298,283,788
392,898	GMO Short-Duration Investment Fund, Class III	3,547,867
8,700,000	GMO Special Situations Fund, Class VI	179,220,000
15,708,820	GMO Strategic Fixed Income Fund, Class VI	396,961,871
6,756,519	GMO U.S. Core Equity Fund, Class VI	96,685,784
15,131,727	GMO U.S. Quality Equity Fund, Class VI	337,437,523
27,074	GMO U.S. Value Fund, Class III	284,549
	TOTAL MUTUAL FUNDS (COST $3,394,985,217)	3,571,714,873
	SHORT-TERM INVESTMENTS — 0.0%
34,379	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $34,395 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $37,120.	34,379
	TOTAL SHORT-TERM INVESTMENTS (COST $34,379)	34,379
	TOTAL INVESTMENTS — 100.0% (Cost $3,395,019,596)	3,571,749,252
	Other Assets and Liabilities (net) — 0.0%	(74,583)
	TOTAL NET ASSETS — 100.0%	$3,571,674,669

See accompanying notes to the financial statements.

3

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2007 (Unaudited)

Notes to Schedule of Investments:

As of August 31, 2007, 38.62% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

4

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $34,379) (Note 2)	$34,379
Investments in affiliated issuers, at value (cost $3,394,985,217) (Notes 2 and 8)	3,571,714,873
Receivable for investments sold	124,000
Receivable for expenses reimbursed by Manager (Note 3)	15,252
Total assets	3,571,888,504
Liabilities:
Payable for Fund shares repurchased	124,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	6,531
Accrued expenses	83,304
Total liabilities	213,835
Net assets	$3,571,674,669
Net assets consist of:
Paid-in capital	$3,286,413,735
Accumulated undistributed net investment income	10,043,219
Accumulated net realized gain	98,488,059
Net unrealized appreciation	176,729,656
$3,571,674,669
Net assets attributable to:
Class III shares	$3,571,674,669
Shares outstanding:
Class III	290,088,658
Net asset value per share:
Class III	$12.31

See accompanying notes to the financial statements.

5

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$15,390,228
Interest	44,519
Total investment income	15,434,747
Expenses:
Custodian, fund accounting agent and transfer agent fees	25,208
Audit and tax fees	14,628
Legal fees	36,892
Trustees fees and related expenses (Note 3)	18,053
Registration fees	3,680
Miscellaneous	20,516
Total expenses	118,977
Fees and expenses reimbursed by Manager (Note 3)	(91,264)
Net expenses	27,713
Net investment income (loss)	15,407,034
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	40,416,732
Realized gains distributions from affiliated issuers (Note 8)	59,074,575
Net realized gain (loss)	99,491,307
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	43,747,793
Net realized and unrealized gain (loss)	143,239,100
Net increase (decrease) in net assets resulting from operations	$158,646,134

See accompanying notes to the financial statements.

6

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,407,034	$77,547,567
Net realized gain (loss)	99,491,307	141,698,243
Change in net unrealized appreciation (depreciation)	43,747,793	(2,413,878)
Net increase (decrease) in net assets from operations	158,646,134	216,831,932
Distributions to shareholders from:
Net investment income
Class III	(2,816,719)	(104,092,536)
Net realized gains
Class III	(85,530,747)	(76,782,210)
	(88,347,466)	(180,874,746)
Net share transactions (Note 7):
Class III	421,871,111	1,229,975,659
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	341,126	1,039,471
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	422,212,237	1,231,015,130
Total increase (decrease) in net assets	492,510,905	1,266,972,316
Net assets:
Beginning of period	3,079,163,764	1,812,191,448
End of period (including accumulated undistributed net investment income of $10,043,219 and distributions in excess of net investment income of $2,547,096, respectively)	$3,571,674,669	$3,079,163,764

See accompanying notes to the financial statements.

7

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007		2006		2005		2004		2003
Net asset value, beginning of period	$12.01		$11.76		$11.33		$10.74		$8.13		$8.64
Income (loss) from investment operations:
Net investment income (loss)(a)	0.06	†	0.39	†	0.36	†	0.27	†	0.18		0.20
Net realized and unrealized gain (loss)	0.57		0.66		0.86		0.90		2.68		(0.28)
Total from investment operations	0.63		1.05		1.22		1.17		2.86		(0.08)
Less distributions to shareholders:
From net investment income	(0.01)		(0.43)		(0.37)		(0.32)		(0.23)		(0.43)
From net realized gains	(0.32)		(0.37)		(0.42)		(0.26)		(0.02)		—
Total distributions	(0.33)		(0.80)		(0.79)		(0.58)		(0.25)		(0.43)
Net asset value, end of period	$12.31		$12.01		$11.76		$11.33		$10.74		$8.13
Total Return(b)	5.16	%(c)**	9.22	%(c)	11.05	%(c)	11.07	%(c)	35.53	%(c)	(1.06)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,571,675		$3,079,164		$1,812,191		$1,030,238		$453,807		$304,145
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%		0.00%		0.00%
Net investment income to average daily net assets(a)	0.93	%*	3.28%		3.17%		2.53%		2.19%		4.01%
Portfolio turnover rate	38	%**	23%		16%		10%		59%		61%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.02%		0.03%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		$0.01		$0.01		$0.01		—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Global Balanced Asset Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the GMO Global Balanced Index. The Fund is a fund of funds and invests in shares of other GMO Funds, which may include the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), GMO U.S. Equity Funds, GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund. The GMO Global Balanced Index is a composite index computed by GMO consisting of: (i) MSCI ACWI and (ii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 65% MSCI ACWI and 35% Lehman Brothers U.S. Aggregate Index. From June 30, 2002 through March 31, 2007, the GMO Global Balanced Index consisted of: (i) the S&P 500 Index; (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index; and (iii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI (All Country World Index) ex-U.S. Index), and 35% (Lehman Brothers U.S. Aggregate Index).

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at

9

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Fixed income debt securities held by the Fund or the underlying funds are typically valued pursuant to prices supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager, at its discretion, may override a price supplied by a primary source by using a price provided by another source if such action is deemed appropriate. The prices provided by such primary pricing sources may differ from the value that would be realized if the securities were sold and the differences could be material.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

10

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2007, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $638 and $1,276 expiring in 2008 and 2010, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,402,054,340	$181,095,615	$(11,400,703)	$169,694,912

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares were each 0.09% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of

11

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2007 and the year ended February 28, 2007, the Fund received $328,723 and $982,849 in purchase premiums and $12,403 and $56,622 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

12

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee to the Fund, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act)), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.429%	0.072%	0.015%	0.516%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $13,545 and $9,660, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

13

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $1,647,943,721 and $1,239,591,320, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 28.29% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.06% of the Fund's shares were held by twelve related parties comprised of certain GMO employee accounts.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	30,438,321	$380,293,445	96,416,659	$1,162,398,617
Shares issued to shareholders in reinvestment of distributions	7,011,437	88,133,765	14,544,192	171,981,824
Shares repurchased	(3,768,196)	(46,556,099)	(8,670,747)	(104,404,782)
Purchase premiums and redemption fees	—	341,126	—	1,039,471
Net increase (decrease)	33,681,562	$422,212,237	102,290,104	$1,231,015,130

14

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$380,002,186	$121,010,628	$146,361,750	$—	$—	$370,562,131
GMO Alternative Asset Opportunity Fund	62,157,956	81,595	60,714,048	—	—	—
GMO Core Plus Bond Fund, Class IV	333,599,965	28,459,566	291,603,105	9,892,377	—	58,033,301
GMO Domestic Bond Fund, Class VI	20,617,931	9,031,475	1,000,000	41,677	—	28,968,190
GMO Emerging Countries Fund, Class III	21,889,917	3,262,007	—	54,662	3,178,707	27,333,229
GMO Emerging Country Debt Fund, Class IV	11,833,586	506,269	—	164,984	325,661	11,964,860
GMO Emerging Markets Fund, Class VI	275,288,575	37,955,601	3,198,491	1,131,565	23,263,418	354,495,794
GMO Inflation Indexed Plus Bond Fund, Class VI	328,859,382	378,590,185	114,405,000	—	—	592,555,595
GMO International Bond Fund, Class III	21,923,157	3,072,646	2,659,600	743,674	—	21,724,380
GMO International Core Equity Fund, Class VI	—	491,659,200	2,706,302	—	7,199,200	491,476,986
GMO International Growth Equity Fund, Class IV	271,341,941	24,126,819	2,709,863	—	11,311,896	302,179,025

15

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Intrinsic Value Fund, Class IV	$271,767,810	$20,939,179	$3,036,754	$—	$7,103,253	$298,283,788
GMO International Small Companies Fund, Class III	4,237,261	152,419	4,220,247	—	146,870	—
GMO Short-Duration Investment Fund, Class III	3,489,627	19,201	—	19,201	—	3,547,867
GMO Special Situations Fund, Class VI	—	174,000,000	—	—	—	179,220,000
GMO Strategic Fixed Income Fund, Class VI	307,603,773	271,344,349	186,023,941	—	—	396,961,871
GMO U.S. Core Equity Fund, Class VI	489,370,403	27,405,491	420,852,219	789,776	4,005,861	96,685,784
GMO U.S. Quality Equity Fund, Class VI	274,837,403	56,315,875	—	2,550,528	2,530,774	337,437,523
GMO U.S. Value Fund, Class III	377,075	11,216	100,000	1,784	8,935	284,549
Totals	$3,079,197,948	$1,647,943,721	$1,239,591,320	$15,390,228	$59,074,575	$3,571,714,873

16

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the usefulness of the comparative data provided by the third-party data services was limited because the peer groups they used for the Fund included funds with investment programs that were substantially different from that of the Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to some of the additional comparative data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

17

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

19

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.52%	$1,000.00	$1,051.60	$2.68
2) Hypothetical	0.52%	$1,000.00	$1,022.52	$2.64

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

20

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	90.6%
Short-Term Investments	4.0
Preferred Stocks	3.2
Private Equity Securities	0.1
Investment Funds	0.1
Futures	0.1
Debt Obligations	0.0
Rights and Warrants	0.0
Convertible Securities	0.0
Forward Currency Contracts	(0.2)
Other	2.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2007 (Unaudited)

Country / Region Summary**	% of Investments
Euro Region	29.2%
Japan	16.3
United Kingdom	15.8
Korea	5.6
Taiwan	4.8
Australia	3.4
Brazil	3.4
Sweden	3.1
Switzerland	3.0
China	2.4
Singapore	2.2
Hong Kong	1.8
Malaysia	1.1
Mexico	0.9
Thailand	0.9
Denmark	0.8
Norway	0.8
Russia	0.7
Philippines	0.6
Canada	0.6
India	0.6
Poland	0.5
South Africa	0.5
Israel	0.4
Turkey	0.3
Chile	0.1
Hungary	0.1
Indonesia	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

2

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
1,313,961	GMO Emerging Countries Fund, Class III	23,217,685
7,277,216	GMO Emerging Markets Fund, Class VI	175,017,051
9,804,167	GMO International Growth Equity Fund, Class IV	319,321,704
8,695,559	GMO International Intrinsic Value Fund, Class IV	317,214,006
	TOTAL MUTUAL FUNDS (COST $621,323,993)	834,770,446
	SHORT-TERM INVESTMENTS — 0.0%
32,185	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $32,200, and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $34,370.	32,185
	TOTAL SHORT-TERM INVESTMENTS (COST $32,185)	32,185
	TOTAL INVESTMENTS — 100.0% (Cost $621,356,178)	834,802,631
	Other Assets and Liabilities (net) — 0.0%	(38,260)
	TOTAL NET ASSETS — 100.0%	$834,764,371

Notes to Schedule of Investments:

As of August 31, 2007, 81.94% of the Net Assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $32,185) (Note 2)	$32,185
Investments in affiliated issuers, at value (cost $621,323,993) (Notes 2 and 8)	834,770,446
Receivable for expenses reimbursed by Manager (Note 3)	8,897
Total assets	834,811,528
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer of GMO Trust fees	1,590
Accrued expenses	45,567
Total liabilities	47,157
Net assets	$834,764,371
Net assets consist of:
Paid-in capital	$582,985,512
Accumulated undistributed net investment income	617,248
Accumulated net realized gain	37,715,158
Net unrealized appreciation	213,446,453
$834,764,371
Net assets attributable to:
Class III shares	$834,764,371
Shares outstanding:
Class III	44,598,991
Net asset value per share:
Class III	$18.72

See accompanying notes to the financial statements.

4

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$623,651
Interest	578
Total investment income	624,229
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,460
Audit and tax fees	14,444
Legal fees	9,292
Trustees fees and related expenses (Note 3)	4,589
Registration fees	1,472
Miscellaneous	5,152
Total expenses	58,409
Fees and expenses reimbursed by Manager (Note 3)	(51,428)
Net expenses	6,981
Net investment income (loss)	617,248
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	4,004,686
Realized gains distributions from affiliated issuers (Note 8)	34,184,768
Net realized gain (loss)	38,189,454
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	42,591,422
Net realized and unrealized gain (loss)	80,780,876
Net increase (decrease) in net assets resulting from operations	$81,398,124

See accompanying notes to the financial statements.

5

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$617,248	$13,139,578
Net realized gain (loss)	38,189,454	100,493,550
Change in net unrealized appreciation (depreciation)	42,591,422	11,639,862
Net increase (decrease) in net assets from operations	81,398,124	125,272,990
Distributions to shareholders from:
Net investment income
Class III	—	(32,342,398)
Net realized gains
Class III	(51,610,534)	(58,801,341)
	(51,610,534)	(91,143,739)
Net share transactions (Note 7):
Class III	46,217,519	65,087,399
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	2,156	20,199
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	46,219,675	65,107,598
Total increase (decrease) in net assets	76,007,265	99,236,849
Net assets:
Beginning of period	758,757,106	659,520,257
End of period (including accumulated undistributed net investment income of $617,248 and $0, respectively)	$834,764,371	$758,757,106

See accompanying notes to the financial statements.

6

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007		2006		2005		2004		2003
Net asset value, beginning of period	$17.96		$17.13		$15.19		$12.83		$8.23		$9.02
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01		0.33		0.18		0.29		0.25		0.36
Net realized and unrealized gain (loss)	1.97		2.85		2.90		2.65		4.60		(0.83)
Total from investment operations	1.98		3.18		3.08		2.94		4.85		(0.47)
Less distributions to shareholders:
From net investment income	—		(0.83)		(0.47)		(0.42)		(0.25)		(0.32)
From net realized gains	(1.22)		(1.52)		(0.67)		(0.16)		—		—
Total distributions	(1.22)		(2.35)		(1.14)		(0.58)		(0.25)		(0.32)
Net asset value, end of period	$18.72		$17.96		$17.13		$15.19		$12.83		$8.23
Total Return(b)	10.77	%**(c)	19.33	%(c)	21.15	%(c)	23.25	%(c)	60.41	%(c)	(5.58)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$834,764		$758,757		$659,520		$489,026		$256,277		$103,768
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%		0.00%		0.00%
Net investment income to average daily net assets(a)	0.15	%*	1.87%		1.15%		2.18%		2.35%		4.11%
Portfolio turnover rate	1	%**	4%		7%		15%		43%		19%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.02%		0.03%		0.05%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts:	$0.00	(f)†	$0.00	(f)†	$0.00	(f)†	$0.01	†	$0.02	†	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of the MSCI ACWI (All Country World Index) ex-U.S. Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying funds and other mutual funds are valued at their net asset value.

Investments held by the underlying funds are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days

8

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges may not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

9

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$621,849,529	$212,953,102	$—	$212,953,102

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of August 31, 2007, the premium on cash purchases and fee on redemptions of Fund shares are each 0.16% of the amount invested. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium or redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2007. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended

10

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

August 31, 2007 and the year ended February 28, 2007, the Fund received $42 and $2,056 in purchase premiums and $2,114 and $18,143 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of certain estimated or known transaction costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemption transactions are generally not subject to redemption fees except to the extent those transactions include a cash component. However, when a substantial portion of a Fund is being redeemed, the Fund may assess estimated or known transaction costs. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is

11

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among the designated underlying funds. The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying funds in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 (excluding expenses indirectly incurred by investment in the underlying funds, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2007, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.621%	0.084%	0.705%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $3,485 and $2,392, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2007 aggregated $39,903,063 and $10,500,882, respectively.

12

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 27.10% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.02% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts.

7.  Share transactions

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,643	$31,410	77,925	$1,404,568
Shares issued to shareholders in reinvestment of distributions	2,583,837	50,410,665	4,812,509	84,216,341
Shares repurchased	(222,170)	(4,224,556)	(1,145,352)	(20,533,510)
Purchase premiums and redemption fees	—	2,156	—	20,199
Net increase (decrease)	2,363,310	$46,219,675	3,745,082	$65,107,598

13

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the period ended August 31, 2007 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Countries Fund, Class III	$18,624,705	$2,746,523	$7,000	$46,431	$2,700,091	$23,217,685
GMO Emerging Markets Fund, Class VI	146,067,671	12,444,090	7,548,020	577,220	11,866,870	175,017,051
GMO International Growth Equity Fund, Class IV	295,016,842	14,379,806	864,738	—	12,013,163	319,321,704
GMO International Intrinsic Value Fund, Class IV	297,957,461	10,294,377	981,552	—	7,566,377	317,214,006
GMO International Small Companies Fund, Class III	1,105,478	38,267	1,099,572	—	38,267	—
Totals	$758,772,157	$39,903,063	$10,500,882	$623,651	$34,184,768	$834,770,446

14

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears

15

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole; information prepared by third-party data services concerning fees paid to managers of funds deemed by the services to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients with similar objectives.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

16

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

17

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.71%	$1,000.00	$1,107.70	$3.76
2) Hypothetical	0.71%	$1,000.00	$1,021.57	$3.61

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

18

GMO Special Situations Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Special Situations Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	4.5%
Forward Currency Contracts	2.3
Other	93.2
100.0%

1

GMO Special Situations Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.5%
	Money Market Funds — 4.5%
15,215,234	Merrimac Treasury Plus Series-Premium Class	15,215,234
	TOTAL MONEY MARKET FUNDS (COST $15,215,234)	15,215,234
	TOTAL SHORT-TERM INVESTMENTS (COST $15,215,234)	15,215,234
	TOTAL INVESTMENTS — 4.5% (Cost $15,215,234)	15,215,234
	Other Assets and Liabilities (net) — 95.5%	319,265,295
	TOTAL NET ASSETS — 100.0%	$334,480,529

See accompanying notes to the financial statements.

2

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments – (Continued)
August 31, 2007 (Unaudited)

A summary of outstanding financial instruments at August 31, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	JPY	5,503,802,300	$48,036,909	$1,027,605
11/20/07	JPY	4,969,860,000	43,376,687	851,601
			$91,413,596	$1,879,206
Sales
11/20/07	JPY	772,375,455	$6,741,254	$13,043

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
11/20/07	AUD	18,203,953	JPY	1,812,629,500	956,564
11/20/07	AUD	16,881,547	JPY	1,656,620,000	674,698
11/20/07	AUD	35,531,002	JPY	3,308,504,741	(135,473)
11/20/07	CAD	16,432,186	JPY	1,812,629,500	238,742
11/20/07	CAD	14,890,873	JPY	1,656,620,000	338,647
11/20/07	CAD	6,412,846	JPY	696,787,738	556
11/20/07	EUR	11,269,404	JPY	1,812,629,500	424,983
11/20/07	EUR	2,118,693	JPY	332,035,158	3,561
11/20/07	EUR	10,378,166	JPY	1,656,620,000	280,893
11/20/07	GBP	21,169,961	JPY	4,969,860,000	760,409
11/20/07	GBP	11,665,535	JPY	2,768,379,600	678,923
11/20/07	GBP	11,676,492	JPY	2,768,379,600	656,865
11/20/07	GBP	7,993,070	JPY	1,844,160,997	5,262
11/20/07	NZD	19,328,200	JPY	1,656,620,000	978,629
11/20/07	NZD	15,540,616	JPY	1,242,627,689	6,939
					$5,870,198

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

See accompanying notes to the financial statements.

3

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value (cost $15,215,234) (Note 2)	$15,215,234
Cash	286,385,805
Interest receivable	873,867
Receivable for Fund shares sold	24,350,000
Unrealized appreciation on open forward currency contracts (Note 2)	7,897,920
Receivable for expenses reimbursed by Manager (Note 3)	19,127
Total assets	334,741,953
Liabilities:
Payable to affiliate for (Note 3):
Management fee	91,846
Shareholder service fee	14,390
Trustees and Chief Compliance Officer of GMO Trust fees	496
Unrealized depreciation on open forward currency contracts (Note 2)	135,473
Accrued expenses	19,219
Total liabilities	261,424
Net assets	$334,480,529
Net assets consist of:
Net capital(1)	$326,718,082
Net unrealized appreciation	7,762,447
$334,480,529
Net assets attributable to:
Class III shares	$25,923,695
Class VI shares	$308,556,834
Shares outstanding:
Class III	1,258,691
Class VI	14,981,773
Net asset value per share:
Class III	$20.60
Class VI	$20.60

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

4

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Operations — Period from July 31, 2007
(commencement of operations) through August 31, 2007 (Unaudited)

Investment Income:
Interest	$875,832
Total investment income	875,832
Expenses:
Management fee (Note 3)	91,846
Shareholder service fee – Class III (Note 3)	1,165
Shareholder service fee – Class VI (Note 3)	13,226
Custodian, fund accounting agent and transfer agent fees	4,061
Audit and tax fees	13,578
Legal fees	1,240
Trustees fees and related expenses (Note 3)	341
Miscellaneous	495
Total expenses	125,952
Fees and expenses reimbursed by Manager (Note 3)	(19,127)
Net expenses	106,825
Net investment income (loss)	769,007
Realized and unrealized gain (loss):
Change in net unrealized appreciation (depreciation) on:
Foreign currency, forward contracts and foreign currency related transactions	7,762,447
Net unrealized gain (loss)	7,762,447
Net increase (decrease) in net assets resulting from operations	$8,531,454

See accompanying notes to the financial statements.

5

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from July 31, 2007 (commencement of operations) through August 31, 2007 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$769,007
Change in net unrealized appreciation (depreciation)	7,762,447
Net increase (decrease) in net assets from operations	8,531,454
Net share transactions (Note 7):
Class III	25,672,845
Class VI	300,276,230
Increase (decrease) in net assets resulting from net share transactions	325,949,075
Total increase (decrease) in net assets	334,480,529
Net assets:
Beginning of period	—
End of period	$334,480,529

See accompanying notes to the financial statements.

6

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from August 13, 2007 (commencement of operations) through August 31, 2007 (Unaudited)
Net asset value, beginning of period	$20.09
Income (loss) from investment operations:
Net investment income (loss)†	0.03
Net realized and unrealized gain (loss)	0.48
Total from investment operations	0.51
Net asset value, end of period	$20.60
Total Return(a)	2.54	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$25,924
Net expenses to average daily net assets	0.54	%*
Net investment income to average daily net assets	3.04	%*
Portfolio turnover rate	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.07	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through August 31, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Period from July 31, 2007 (commencement of operations) through August 31, 2007 (Unaudited)
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.05
Net realized and unrealized gain (loss)	0.55
Total from investment operations	0.60
Net asset value, end of period	$20.60
Total Return(a)	3.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$308,557
Net expenses to average daily net assets	0.43	%*
Net investment income to average daily net assets	3.10	%*
Portfolio turnover rate	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through August 31, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Special Situations Fund (the "Fund"), which commenced operations on July 31, 2007, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund's investment objectives are capital appreciation and capital preservation. The Fund seeks to achieve its investment objectives by implementing investment strategies that are intended to complement long-only investments in global equities and fixed income instruments. The Fund may have exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or hedge risks of market volatility). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in a single asset class (e.g., equity securities or fixed income securities). In addition, the Fund is not restricted in its exposure to any particular market. The Fund may have substantial exposure to a particular country or type of country (e.g., emerging countries). The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices.

For the period July 31, 2007 through August 31, 2007, the Fund's Class VI shares were operational and for the period August 13, 2007 through August 31, 2007, the Fund's Class III shares were operational. Each class of shares bears a different level of shareholder service fees.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

9

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

10

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no open written option contracts during the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost

11

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total

12

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

13

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$15,215,234	$—	$—	$—

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so at the sole discretion of the Trustees.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

14

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.37% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

15

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) exceed 0.37% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $248 and $248, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $0 and $0, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 92.25% of the outstanding shares of the Fund was held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Each of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, there were no shares held by related parties, and 100.00% of the Fund's shares were held by accounts for which the Manager has investment discretion.

16

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from August 13, 2007, (commencement of operations) through August 31, 2007 (Unaudited)
Class III	Shares	Amount
Shares sold	1,258,691	$25,672,845
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	—	—
Net increase (decrease)	1,258,691	$25,672,845
	Period from July 31, 2007, (commencement of operations) through August 31, 2007 (Unaudited)
Class VI	Shares	Amount
Shares sold	14,981,773	$300,276,230
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	—	—
Net increase (decrease)	14,981,773	$300,276,230

17

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the initial investment management agreement of the Fund, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. At a meeting on July 25, 2007, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the Manager's proposal to establish the Fund as a new series of the Trust and the proposed new investment management agreement between the Trust, on behalf of the Fund, and the Manager, including the extensive materials that had been provided to the Trustees for purposes of considering the renewal of investment management agreements of other series of the Trust at the Trustees' June 27, 2007 meeting. During the meeting, the Trustees met with a member of the Manager's Asset Allocation Division – the investment division that would be responsible for the management of the Fund. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to approval of the Fund's investment management agreement.

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. In addition, the Trustees considered information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered that the Fund's purpose is to serve as an investment vehicle for the Trust's asset allocation funds and other GMO asset allocation separate account clients rather than as a stand-alone fund, the qualifications and experience of the personnel responsible for managing those funds, the support those personnel received from the Manager, the investment techniques used to manage those funds, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees to be paid under the Fund's investment management agreement. In evaluating those fees, the Trustees took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees did, however, consider how the proposed fees compared to fees paid by other funds of GMO Trust and so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value to be derived from serving as investment manager to the Fund. As the Fund had not yet commenced operations, the Trustees did not consider

18

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

possible economies of scale to the Manager associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also considered the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also took into account information concerning the Manager's practices and results with respect to the execution of portfolio transactions that they received over the course of the year.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses, the Manager's proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund's investment management agreement.

At the end of the meeting on July 25, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

19

GMO Special Situations Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20

GMO Special Situations Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2007 (Unaudited)

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.54%	$1,000.00	$1,025.40	$0.27	(a)
2) Hypothetical	0.54%	$1,000.00	$1,022.42	$2.75	(b)
Class VI
1) Actual	0.43%	$1,000.00	$1,030.00	$0.37	(c)
2) Hypothetical	0.43%	$1,000.00	$1,022.97	$2.19	(b)

(a)  For the period August 13, 2007 (commencement of operations) through August 31, 2007. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2007, multiplied by the average account value over the period, multiplied by 18 days in the period, divided by 366 days in the year.

(b)  For the period March 1, 2007 through August 31, 2007. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(c)  For the period July 31, 2007 (commencement of operations) through August 31, 2007. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2007, multiplied by the average account value over the period, multiplied by 31 days in the period, divided by 366 days in the year.

21

GMO Real Estate Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2007

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2007 (Unaudited)

Asset Class Summary	% of Total Net Assets
Real Estate Investments	96.7%
Short-Term Investments	21.7
Other	(18.4)
100.0%
Industry Sector Summary	% of REIT Investments
Apartments	16.4%
Shopping Centers	14.7
Regional Malls	10.9
Health Care	9.2
Industrial	8.8
Office Suburban	8.3
Diversified	8.1
Office Central Business District	7.2
Hotels	6.9
Storage	5.2
Triple Net	3.3
Manufactured Housing	0.7
Outlets	0.3
100.0%

1

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 96.7%
	REAL ESTATE INVESTMENT TRUSTS — 96.7%
	Apartments — 15.9%
4,700	American Campus Communities, Inc.	133,198
9,500	Apartment Investment & Management Co.-Class A	424,650
15,800	Archstone-Smith Trust	929,040
6,000	Avalonbay Communities, Inc. (a)	686,280
3,400	BRE Properties, Inc.-Class A	188,836
3,500	Camden Property Trust	215,215
4,300	Education Realty Trust, Inc.	58,781
16,000	Equity Residential Properties Trust	643,840
2,400	Essex Property Trust, Inc.	282,696
3,300	Home Properties of NY, Inc. (a)	167,706
1,400	Mid-America Apartment Communities, Inc.	69,426
3,300	Post Properties, Inc.	131,703
9,900	UDR, Inc.	248,589
	Total Apartments	4,179,960
	Diversified — 7.9%
2,800	Cousins Properties, Inc. (a)	76,916
9,600	Franklin Street Properties Corp.	165,600
1,900	Pennslyvania Real Estate Investment Trust (a)	71,877
15,700	Vornado Realty Trust	1,673,463
2,400	Washington Real Estate Investment Trust	78,600
	Total Diversified	2,066,456
	Health Care — 8.9%
20,600	Health Care Property Investors, Inc.	626,652
7,500	Health Care, Inc. (a)	299,250
3,400	Healthcare Realty Trust, Inc.	84,898
2,600	LTC Properties, Inc.	58,708
5,000	Medical Properties Trust, Inc. (a)	67,350
3,400	National Health Investors, Inc.	102,816

See accompanying notes to the financial statements.

2

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
8,900	Nationwide Health Properties (a)	246,975
6,700	Omega Healthcare Investors, Inc.	99,763
8,600	Senior Housing Properties Trust	174,924
1,700	Universal Health Realty Income Trust	56,984
13,900	Ventas, Inc.	529,312
	Total Health Care	2,347,632
	Hotels — 6.6%
9,300	Ashford Hospitality Trust, Inc.	101,463
8,200	DiamondRock Hospitality Co.	147,190
10,300	Hospitality Properties Trust	406,438
45,800	Host Marriott Corp. (a)	1,020,882
1,700	Lasalle Hotel Properties	70,788
	Total Hotels	1,746,761
	Industrial — 8.5%
6,900	AMB Property Corp.	379,362
2,400	Digital Realty Trust, Inc.	93,600
600	Eastgroup Properties, Inc.	25,458
2,000	First Industrial Realty Trust, Inc.	81,560
27,438	Prologis	1,650,670
	Total Industrial	2,230,650
	Manufactured Housing — 0.7%
3,100	Equity Lifestyle Properties, Inc.	150,970
1,000	Sun Communities, Inc.	28,510
	Total Manufactured Housing	179,480
	Office Central Business District — 6.9%
8,100	American Financial Realty Trust	67,068
6,000	BioMed Realty Trust, Inc.	146,280
11,900	Boston Properties, Inc.	1,190,833
2,100	Maguire Properties, Inc.	54,621
3,323	SL Green Realty Corp.	370,548
	Total Office Central Business District	1,829,350

See accompanying notes to the financial statements.

3

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares	Description	Value ($)
	Office Suburban — 8.0%
1,900	Alexandria Real Estate Equity, Inc.	177,327
8,089	Brandywine Realty Trust	208,534
1,400	Corporate Office Properties (a)	60,298
11,100	Duke Realty Investments	375,069
5,900	Highwoods Properties, Inc.	210,571
27,400	HRPT Properties Trust	267,972
800	Kilroy Realty Corp.	48,904
9,600	Liberty Property Trust (a)	374,976
6,400	Mack-Cali Realty Corp.	267,264
1,100	Parkway Properties, Inc. (a)	50,908
1,000	PS Business Parks, Inc.	56,500
	Total Office Suburban	2,098,323
	Outlets — 0.2%
1,700	Tanger Factory Outlet Centers, Inc.	64,719
	Regional Malls — 10.6%
3,900	CBL & Associates Properties, Inc.	128,544
12,800	General Growth Properties	636,288
3,900	Macerich Co.	316,758
16,100	Simon Property Group, Inc. (a)	1,528,212
3,300	Taubman Centers, Inc.	170,214
	Total Regional Malls	2,780,016
	Shopping Centers — 14.2%
12,900	Developers Diversified Realty Corp.	689,892
8,700	Equity One, Inc. (a)	227,592
5,400	Federal Realty Investment Trust	453,978
8,300	Inland Real Estate Corp. (a)	128,484
26,558	Kimco Realty Corp.	1,137,214
600	Ramco-Gershenson Properties	19,350
7,400	Regency Centers Corp.	514,078
1,700	Saul Centers, Inc.	85,102

See accompanying notes to the financial statements.

4

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
3,800	Urstadt Biddle Properties, Inc.	64,372
10,200	Weingarten Realty	410,142
	Total Shopping Centers	3,730,204
	Storage — 5.1%
2,200	Extra Space Storage, Inc.	33,814
15,914	Public Storage, Inc.	1,205,963
2,000	Sovran Self Storage	90,220
	Total Storage	1,329,997
	Triple Net — 3.2%
3,300	Entertainment Properties Trust	157,872
3,400	Getty Realty Corp.	92,718
4,700	Lexington Corporate Properties Trust (a)	97,196
7,800	National Retail Properties, Inc.	183,222
11,200	Realty Income Corp. (a)	302,400
	Total Triple Net	833,408
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $25,287,780)	25,416,956
	TOTAL REAL ESTATE INVESTMENTS (COST $25,287,780)	25,416,956
	SHORT-TERM INVESTMENTS — 21.7%
	Money Market Funds — 1.9%
127,406	Barclays Global Investors Institutional Money Market Fund (b)	127,406
382,218	Reserve Primary Money Market Fund (b)	382,218
	Total Money Market Funds	509,624
	Other Short-Term Investments — 19.8%
127,405	Citigroup Eurodollar Overnight Time Deposit, 5.00%, due 09/04/07 (b)	127,405
896,632	Citigroup Global Markets Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $897,056 and an effective yield of 4.25%, collateralized by a U.S. Treasury Bond with a rate of 8.75%, maturity date of 05/15/17 and a market value, including accrued interest, of $948,610.	896,632

See accompanying notes to the financial statements.

5

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
1,274,062	Credit Suisse First Boston Corp. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,274,834 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 9.12%, maturity date range of 04/01/09 - 05/29/37, and an aggregate market value of $1,371,566. (b)	1,274,062
222,961	Lehman Brothers Inc. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $223,096 and an effective yield of 5.44%, collateralized by a corporate debt obligation with a rate of 5.38%, maturity date of 07/22/15, and a market value of $227,444. (b)	222,961
1,274,062	Merrill Lynch & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,274,821 and an effective yield of 5.36%, collateralized by a U.S. Treasury Bond with a rate of 4.50%, maturity date of 11/30/11, and a market value of $1,299,557. (b)	1,274,062
1,274,062	Morgan Stanley & Co. Tri-party Repurchase Agreement, dated 08/31/07, due 09/04/07, with a maturity value of $1,274,834 and an effective yield of 5.45%, collateralized by various corporate debt obligations with an interest rate range of 0.00% - 8.50%, maturity date range of 11/16/07 - 06/15/37, and an aggregate market value of $1,305,102. (b)	1,274,062
125,708	Svenska Handlesbanken Eurodollar Overnight Time Deposit, 5.31%, due 09/04/07 (b)	125,708
	Total Other Short-Term Investments	5,194,892
	TOTAL SHORT-TERM INVESTMENTS (COST $5,704,516)	5,704,516
	TOTAL INVESTMENTS — 118.4% (Cost $30,992,296)	31,121,472
	Other Assets and Liabilities (net) — (18.4%)	(4,834,903)
	TOTAL NET ASSETS — 100.0%	$26,286,569

Notes to Schedule of Investments:

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

6

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2007 (Unaudited)

Assets:
Investments, at value, including securities on loan of $4,727,330 (cost $26,050,517) (Note 2)	$26,179,693
Investments in repurchase agreements, at value (cost $4,941,779) (Note 2)	4,941,779
Cash	820
Dividends and interest receivable	17,515
Receivable for expenses reimbursed by Manager (Note 3)	5,921
Total assets	31,145,728
Liabilities:
Collateral on securities loaned, at value (Note 2)	4,807,884
Payable to affiliate for (Note 3):
Management fee	7,369
Shareholder service fee	3,349
Trustees and Chief Compliance Officer of GMO Trust fees	108
Accrued expenses	40,449
Total liabilities	4,859,159
Net assets	$26,286,569
Net assets consist of:
Paid-in capital	$23,407,965
Accumulated undistributed net investment income	605,751
Accumulated net realized gain	2,143,677
Net unrealized appreciation	129,176
$26,286,569
Net assets attributable to:
Class III shares	$26,286,569
Shares outstanding:
Class III	2,588,191
Net asset value per share:
Class III	$10.16

See accompanying notes to the financial statements.

7

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2007 (Unaudited)

Investment Income:
Dividends	$655,832
Interest	24,751
Securities lending income	5,334
Total investment income	685,917
Expenses:
Management fee (Note 3)	54,908
Shareholder service fee – Class III (Note 3)	24,958
Custodian, fund accounting agent and transfer agent fees	7,544
Audit and tax fees	26,036
Legal fees	460
Trustees fees and related expenses (Note 3)	208
Registration fees	552
Miscellaneous	276
Total expenses	114,942
Fees and expenses reimbursed by Manager (Note 3)	(34,776)
Net expenses	80,166
Net investment income (loss)	605,751
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,155,871
Change in net unrealized appreciation (depreciation) on investments	(7,939,258)
Net realized and unrealized gain (loss)	(5,783,387)
Net increase (decrease) in net assets resulting from operations	$(5,177,636)

See accompanying notes to the financial statements.

8

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2007 (Unaudited)	Year Ended February 28, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$605,751	$1,167,931
Net realized gain (loss)	2,155,871	4,112,753
Change in net unrealized appreciation (depreciation)	(7,939,258)	4,229,092
Net increase (decrease) in net assets from operations	(5,177,636)	9,509,776
Distributions to shareholders from:
Net investment income
Class III	—	(888,285)
Net realized gains
Class III	(2,675,118)	(7,162,158)
	(2,675,118)	(8,050,443)
Net share transactions (Note 7):
Class III	(3,510,933)	(5,200,133)
Total increase (decrease) in net assets	(11,363,687)	(3,740,800)
Net assets:
Beginning of period	37,650,256	41,391,056
End of period (including accumulated undistributed net investment income of $605,751 and $0, respectively)	$26,286,569	$37,650,256

See accompanying notes to the financial statements.

9

GMO Real Estate Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2007		Year Ended February 28/29,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$12.87		$12.27	$14.54	$14.65	$10.49	$11.17
Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.38	0.61	0.59	0.58	0.50
Net realized and unrealized gain (loss)	(1.95)		2.72	3.24	1.55	4.01	(0.71)
Total from investment operations	(1.74)		3.10	3.85	2.14	4.59	(0.21)
Less distributions to shareholders:
From net investment income	—		(0.31)	(0.40)	(0.87)	(0.43)	(0.47)
From net realized gains	(0.97)		(2.19)	(5.72)	(1.38)	—	—
Total distributions	(0.97)		(2.50)	(6.12)	(2.25)	(0.43)	(0.47)
Net asset value, end of period	$10.16		$12.87	$12.27	$14.54	$14.65	$10.49
Total Return(a)	(13.63	)%**	29.76%	28.89%	16.01%	44.56%	(2.16)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$26,287		$37,650	$41,391	$235,837	$191,458	$142,256
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%	0.52%	0.69%
Net investment income to average daily net assets	3.64	%*	3.24%	3.91%	4.13%	4.61%	4.47%
Portfolio turnover rate	28	%**	43%	52%	134%	56%	61%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.21	%*	0.28%	0.25%	0.25%	0.24%	0.04%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2007 (Unaudited)

1.  Organization

GMO Real Estate Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI U.S. REIT Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index, and companies with similar characteristics.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures

11

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2007, the Fund had loaned securities valued by the Fund at $4,727,330, collateralized by cash in the amount of $4,807,884, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

12

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2007, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$31,024,838	$1,443,319	$(1,346,685)	$96,634

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions paid by real estate investment trusts (REITs) in excess of their income are recorded as reductions of the cost of the related investments which increases/decreases the realized gains/losses as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

13

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

Recently issued accounting pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for a tax position taken or expected to be taken in the tax return that could impact the Fund's financial statements. It also provides guidance in relation to the Fund's financial statements on classification of tax benefits or liabilities, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006 for registered investment companies. Management has evaluated the effects of applying the various provisions of FIN 48 and has determined that the adoption of FIN 48 does not have a material effect on the Fund's financial statements. Management will continue to monitor the rules and guidance pertaining to FIN 48 and will take action if appropriate.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements." FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

14

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2008 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust, fees and expenses for legal services not approved by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Section 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes)) exceed 0.33% of the Funds' average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2007 was $208 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2007 aggregated $8,826,463 and $13,920,823, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2007, 88.14% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2007, 0.50% of the Fund's shares were held by seven related parties comprised of certain GMO employee accounts, and 73.91% of the Fund's shares were held by accounts for which the Manager has investment discretion.

15

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2007 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2007 (Unaudited)		Year Ended February 28, 2007
Class III:	Shares	Amount	Shares	Amount
Shares sold	50	$624	84,697	$914,263
Shares issued to shareholders in reinvestment of distributions	258,216	2,675,118	644,533	7,044,489
Shares repurchased	(596,120)	(6,186,675)	(1,176,570)	(13,158,885)
Net increase (decrease)	(337,854)	$(3,510,933)	(447,340)	$(5,200,133)

16

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2007 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2007, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 31, 2007 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on June 27, 2007.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's internal resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance relative to its benchmark (including the volatility of the Fund's returns), as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by third-party data services

17

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

concerning fees paid to managers of funds deemed by the services to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to separate account clients and the impact on the Manager of, and expenses and risks associated with, the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding the profits it realized on the services (excluding distribution services) it provided to the Fund and the Trust. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Trust's proxy voting policies and procedures, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other

18

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2007 (Unaudited)

things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on June 27, 2007, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2007.

19

GMO Real Estate Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2007 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2007.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2007 through August 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$863.70	$2.25
2) Hypothetical	0.48%	$1,000.00	$1,022.72	$2.44

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2007, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

20

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

(a)(3)  Not applicable to this registrant

(b)         Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

	Date:	November 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Principal Executive Officer

	Date:	November 2, 2007

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

	Date:	November 2, 2007